UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—June 30, 2021

Item 1:	Reports to Shareholders

Semiannual Report   |   June 30, 2021
Vanguard 500 Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	25
Liquidity Risk Management	27

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
500 Index Fund
Investor Shares	$1,000.00	$1,151.80	$0.75
ETF Shares	1,000.00	1,152.40	0.16
Admiral™ Shares	1,000.00	1,152.40	0.21
Institutional Select Shares	1,000.00	1,152.60	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

500 Index Fund
Fund Allocation
As of June 30, 2021
Communication Services	11.1%
Consumer Discretionary	12.3
Consumer Staples	5.9
Energy	2.8
Financials	11.3
Health Care	13.0
Industrials	8.6
Information Technology	27.4
Materials	2.6
Real Estate	2.6
Utilities	2.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

500 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (11.1%)
*	Facebook Inc. Class A	49,523,774	17,219,911
*	Alphabet Inc. Class A	6,211,784	15,167,872
*	Alphabet Inc. Class C	5,889,591	14,761,200
*	Walt Disney Co.	37,554,585	6,600,969
	Comcast Corp. Class A	94,765,610	5,403,535
	Verizon Communications Inc.	85,569,609	4,794,465
*	Netflix Inc.	9,064,871	4,788,156
	AT&T Inc.	147,572,827	4,247,146
*	Charter Communications Inc. Class A	2,846,782	2,053,811
*	T-Mobile US Inc.	12,112,691	1,754,281
	Activision Blizzard Inc.	16,061,180	1,532,879
*	Twitter Inc.	16,499,164	1,135,307
	Electronic Arts Inc.	5,916,614	850,987
	ViacomCBS Inc. Class B	12,515,313	565,692
*	Take-Two Interactive Software Inc.	2,390,149	423,104
	Omnicom Group Inc.	4,446,427	355,670
	Lumen Technologies Inc.	20,558,516	279,390
	News Corp. Class A	10,419,421	268,509
	Interpublic Group of Cos. Inc.	8,132,888	264,238
*	Live Nation Entertainment Inc.	2,986,336	261,573
	Fox Corp. Class A	6,751,012	250,665
*	DISH Network Corp. Class A	5,135,506	214,664
*	Discovery Inc. Class C	6,224,186	180,377
	Fox Corp. Class B	3,147,387	110,788
*,1	Discovery Inc. Class A	3,471,895	106,518
	News Corp. Class B	14,719	358
			83,592,065
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	8,860,354	30,481,035
*	Tesla Inc.	15,928,782	10,826,793
	Home Depot Inc.	21,976,017	7,007,932
	NIKE Inc. Class B	26,351,684	4,071,072
	McDonald's Corp.	15,422,665	3,562,481
	Lowe's Cos. Inc.	14,610,378	2,833,975
	Starbucks Corp.	24,354,756	2,723,105
	Target Corp.	10,225,899	2,472,009
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	848,513	1,856,623
	TJX Cos. Inc.	24,927,708	1,680,626
*	General Motors Co.	26,386,880	1,561,312
*	Ford Motor Co.	81,047,181	1,204,361
	Dollar General Corp.	4,882,840	1,056,598
	eBay Inc.	13,374,943	939,055
	Ross Stores Inc.	7,369,749	913,849
*	Chipotle Mexican Grill Inc. Class A	581,853	902,070
*	Aptiv plc	5,591,382	879,692
*	O'Reilly Automotive Inc.	1,441,786	816,354
*	Marriott International Inc. Class A	5,518,394	753,371
	Yum! Brands Inc.	6,156,582	708,192
*	Hilton Worldwide Holdings Inc.	5,756,268	694,321
*	AutoZone Inc.	446,967	666,973
	DR Horton Inc.	6,782,220	612,909
	Lennar Corp. Class A	5,640,669	560,400
	VF Corp.	6,645,771	545,219
*	Etsy Inc.	2,626,756	540,691
	Best Buy Co. Inc.	4,607,060	529,720
*	Expedia Group Inc.	2,923,204	478,558
*	Dollar Tree Inc.	4,793,562	476,959
	Garmin Ltd.	3,097,094	447,964
*	Caesars Entertainment Inc.	4,313,173	447,492
	Tractor Supply Co.	2,381,935	443,183
*	CarMax Inc.	3,371,684	435,453
*	Carnival Corp.	16,498,012	434,888
	Darden Restaurants Inc.	2,704,215	394,788
*	Ulta Beauty Inc.	1,132,008	391,414
*	Royal Caribbean Cruises Ltd.	4,525,199	385,909
	Pool Corp.	829,423	380,423
	Genuine Parts Co.	2,985,686	377,600
	Domino's Pizza Inc.	802,514	374,365
	MGM Resorts International	8,414,735	358,888
*	Las Vegas Sands Corp.	6,790,168	357,774
*	NVR Inc.	70,593	351,080
	L Brands Inc.	4,842,112	348,923
	PulteGroup Inc.	5,464,846	298,217
*	LKQ Corp.	5,745,617	282,799
	Whirlpool Corp.	1,294,059	282,131
	Advance Auto Parts Inc.	1,352,602	277,473
4

500 Index Fund
		Shares	Market Value• ($000)
*	Wynn Resorts Ltd.	2,175,900	266,113
*	Tapestry Inc.	5,764,591	250,644
	Hasbro Inc.	2,644,223	249,932
	BorgWarner Inc. (XNYS)	4,956,646	240,596
*	Mohawk Industries Inc.	1,210,107	232,570
*	Norwegian Cruise Line Holdings Ltd.	7,645,441	224,852
	Newell Brands Inc.	7,821,600	214,859
*	Penn National Gaming Inc.	2,768,812	211,786
*	PVH Corp.	1,473,115	158,492
	Gap Inc.	4,292,541	144,444
	Leggett & Platt Inc.	2,755,746	142,775
	Hanesbrands Inc.	7,219,055	134,780
	Ralph Lauren Corp. Class A	998,350	117,616
*	Under Armour Inc. Class A	3,906,439	82,621
*	Under Armour Inc. Class C	4,052,908	75,263
	Lennar Corp. Class B	76,975	6,270
			92,180,632
Consumer Staples (5.8%)
	Procter & Gamble Co.	50,602,920	6,827,852
	Coca-Cola Co.	80,205,846	4,339,938
	PepsiCo Inc.	28,556,256	4,231,180
	Walmart Inc.	28,378,386	4,001,920
	Costco Wholesale Corp.	9,137,202	3,615,317
	Philip Morris International Inc.	32,213,284	3,192,659
	Altria Group Inc.	38,244,852	1,823,515
	Mondelez International Inc. Class A	29,034,917	1,812,940
	Estee Lauder Cos. Inc. Class A	4,793,351	1,524,669
	Colgate-Palmolive Co.	17,486,519	1,422,528
	Kimberly-Clark Corp.	6,975,551	933,189
	Sysco Corp.	10,576,195	822,299
	Constellation Brands Inc. Class A	3,492,489	816,858
	Walgreens Boots Alliance Inc.	14,826,606	780,028
	General Mills Inc.	12,605,465	768,051
	Archer-Daniels-Midland Co.	11,546,462	699,716
*	Monster Beverage Corp.	7,646,088	698,470
	Kroger Co.	14,646,054	561,090
	Kraft Heinz Co.	13,397,251	546,340
	Hershey Co.	3,026,353	527,130
	Clorox Co.	2,570,282	462,419
	McCormick & Co. Inc.	5,146,076	454,501
	Tyson Foods Inc. Class A	6,091,810	449,332
	Church & Dwight Co. Inc.	5,068,606	431,947
	Conagra Brands Inc.	9,919,011	360,854
	Kellogg Co.	5,206,975	334,965
	J M Smucker Co.	2,265,676	293,564
	Brown-Forman Corp. Class B	3,776,101	282,981
	Hormel Foods Corp.	5,825,146	278,151
	Lamb Weston Holdings Inc.	3,025,196	244,012
		Shares	Market Value• ($000)
*	Molson Coors Beverage Co. Class B	3,894,897	209,117
	Campbell Soup Co.	4,199,111	191,438
			43,938,970
Energy (2.8%)
	Exxon Mobil Corp.	87,495,385	5,519,209
	Chevron Corp.	39,942,482	4,183,576
	ConocoPhillips	27,935,544	1,701,275
	EOG Resources Inc.	12,061,031	1,006,372
	Schlumberger NV	28,898,041	925,026
	Marathon Petroleum Corp.	13,167,646	795,589
	Pioneer Natural Resources Co.	4,789,426	778,378
	Phillips 66	9,049,201	776,602
	Kinder Morgan Inc.	40,249,671	733,752
	Valero Energy Corp.	8,447,605	659,589
	Williams Cos. Inc.	21,505,626	570,974
	Occidental Petroleum Corp.	17,361,672	542,899
	ONEOK Inc.	9,207,970	512,331
	Hess Corp.	5,673,093	495,374
	Halliburton Co.	18,387,903	425,128
	Devon Energy Corp.	12,311,179	359,363
	Diamondback Energy Inc.	3,740,788	351,223
	Baker Hughes Co. Class A	15,031,029	343,760
	Marathon Oil Corp.	16,295,443	221,944
	APA Corp.	7,807,101	168,868
	Cabot Oil & Gas Corp.	8,246,434	143,983
*	NOV Inc.	8,073,490	123,686
			21,338,901
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	38,987,484	10,835,402
	JPMorgan Chase & Co.	62,561,484	9,730,813
	Bank of America Corp.	155,841,150	6,425,331
	Wells Fargo & Co.	85,430,794	3,869,161
	Citigroup Inc.	42,717,324	3,022,251
	Morgan Stanley	30,764,598	2,820,806
	Goldman Sachs Group Inc.	7,032,285	2,668,963
	BlackRock Inc.	2,931,934	2,565,354
	Charles Schwab Corp.	31,001,115	2,257,191
	American Express Co.	13,448,769	2,222,140
	S&P Global Inc.	4,979,184	2,043,706
	PNC Financial Services Group Inc.	8,779,867	1,674,847
	U.S. Bancorp	28,062,336	1,598,711
	CME Group Inc.	7,422,451	1,578,607
	Truist Financial Corp.	27,839,575	1,545,096
	Marsh & McLennan Cos. Inc.	10,511,316	1,478,732
	Chubb Ltd.	9,294,738	1,477,306
	Capital One Financial Corp.	9,330,746	1,443,373
	Intercontinental Exchange Inc.	11,630,181	1,380,502
	Moody's Corp.	3,327,121	1,205,649
	Progressive Corp.	12,093,815	1,187,734
	Aon plc Class A (XNYS)	4,664,455	1,113,685
	T Rowe Price Group Inc.	4,688,299	928,143

5

500 Index Fund
		Shares	Market Value• ($000)
	MetLife Inc.	15,377,573	920,348
	MSCI Inc. Class A	1,703,869	908,298
	Bank of New York Mellon Corp.	16,673,010	854,158
	American International Group Inc.	17,734,384	844,157
	Prudential Financial Inc.	8,142,085	834,319
	Allstate Corp.	6,186,044	806,908
	Travelers Cos. Inc.	5,197,295	778,087
	Discover Financial Services	6,300,847	745,327
	Aflac Inc.	13,062,488	700,933
	First Republic Bank	3,637,111	680,758
*	SVB Financial Group	1,122,542	624,616
	Willis Towers Watson plc	2,665,235	613,057
	Ameriprise Financial Inc.	2,395,518	596,197
	Arthur J Gallagher & Co.	4,234,361	593,149
	Fifth Third Bancorp	14,548,890	556,204
	Synchrony Financial	11,177,833	542,348
	Northern Trust Corp.	4,301,464	497,335
	Hartford Financial Services Group Inc.	7,384,436	457,614
	Huntington Bancshares Inc.	30,495,785	435,175
	State Street Corp.	5,286,999	435,014
	Nasdaq Inc.	2,373,921	417,335
	KeyCorp.	20,056,728	414,171
	Citizens Financial Group Inc.	8,802,478	403,770
	Regions Financial Corp.	19,866,383	400,904
	M&T Bank Corp.	2,660,172	386,550
	MarketAxess Holdings Inc.	785,331	364,072
	Cincinnati Financial Corp.	3,097,569	361,239
	Principal Financial Group Inc.	5,227,819	330,346
	Raymond James Financial Inc.	2,527,204	328,284
	Cboe Global Markets Inc.	2,204,778	262,479
	Loews Corp.	4,623,196	252,658
	Lincoln National Corp.	3,698,440	232,410
	W R Berkley Corp.	2,899,110	215,781
	Invesco Ltd.	7,820,851	209,051
	Everest Re Group Ltd.	828,414	208,769
	Comerica Inc.	2,885,553	205,855
	Assurant Inc.	1,251,726	195,495
	Globe Life Inc.	1,960,645	186,751
	Franklin Resources Inc.	5,624,515	179,928
	Zions Bancorp NA	3,381,083	178,724
	People's United Financial Inc.	8,838,111	151,485
	Unum Group	4,221,669	119,895
*	Berkshire Hathaway Inc. Class A	124	51,907
			84,555,364
Health Care (13.0%)
	Johnson & Johnson	54,428,748	8,966,592
	UnitedHealth Group Inc.	19,503,281	7,809,894
	Pfizer Inc.	115,696,924	4,530,692
		Shares	Market Value• ($000)
	Abbott Laboratories	36,722,288	4,257,215
	AbbVie Inc.	36,505,435	4,111,972
	Thermo Fisher Scientific Inc.	8,123,475	4,098,049
	Merck & Co. Inc.	52,333,846	4,070,003
	Eli Lilly & Co.	16,452,216	3,776,113
	Danaher Corp.	13,119,120	3,520,647
	Medtronic plc	27,851,495	3,457,206
	Bristol-Myers Squibb Co.	46,171,394	3,085,173
	Amgen Inc.	11,875,253	2,894,593
	CVS Health Corp.	27,254,091	2,274,081
*	Intuitive Surgical Inc.	2,447,101	2,250,452
	Anthem Inc.	5,059,847	1,931,850
	Zoetis Inc.	9,812,753	1,828,705
	Gilead Sciences Inc.	25,922,451	1,785,020
	Stryker Corp.	6,773,631	1,759,315
	Cigna Corp.	7,091,460	1,681,172
	Becton Dickinson and Co.	6,009,999	1,461,572
*	Illumina Inc.	3,017,284	1,427,809
*	Edwards Lifesciences Corp.	12,846,688	1,330,531
*	Boston Scientific Corp.	29,364,371	1,255,620
*	Regeneron Pharmaceuticals Inc.	2,163,519	1,208,412
	Humana Inc.	2,666,151	1,180,358
	HCA Healthcare Inc.	5,431,252	1,122,857
*	IDEXX Laboratories Inc.	1,762,358	1,113,017
*	Vertex Pharmaceuticals Inc.	5,349,641	1,078,648
*	Biogen Inc.	3,112,165	1,077,649
*	IQVIA Holdings Inc.	3,961,043	959,840
	Agilent Technologies Inc.	6,271,278	926,958
*	Align Technology Inc.	1,488,319	909,363
*	Centene Corp.	12,042,515	878,261
*	DexCom Inc.	1,998,494	853,357
*	Alexion Pharmaceuticals Inc.	4,567,637	839,121
	Baxter International Inc.	10,391,822	836,542
	ResMed Inc.	3,007,203	741,336
	Zimmer Biomet Holdings Inc.	4,308,596	692,908
*	Mettler-Toledo International Inc.	480,830	666,113
	McKesson Corp.	3,269,045	625,172
*	Laboratory Corp. of America Holdings	2,017,860	556,627
	West Pharmaceutical Services Inc.	1,525,703	547,880
	Cerner Corp.	6,226,504	486,664
*	Waters Corp.	1,275,580	440,853
	STERIS plc	2,018,116	416,337
	Cooper Cos. Inc.	1,017,723	403,293
	Teleflex Inc.	965,845	388,067
*	Charles River Laboratories International Inc.	1,038,737	384,250
*	Catalent Inc.	3,520,354	380,621
	PerkinElmer Inc.	2,316,729	357,726
	Viatris Inc.	24,977,818	356,933

6

500 Index Fund
		Shares	Market Value• ($000)
	Quest Diagnostics Inc.	2,699,757	356,287
*	Hologic Inc.	5,295,355	353,306
	AmerisourceBergen Corp. Class A	3,056,323	349,918
	Cardinal Health Inc.	5,995,959	342,309
*	Incyte Corp.	3,866,041	325,250
*	ABIOMED Inc.	936,040	292,147
*	Bio-Rad Laboratories Inc. Class A	445,081	286,761
	DENTSPLY SIRONA Inc.	4,511,860	285,420
	Universal Health Services Inc. Class B	1,611,412	235,959
*	Henry Schein Inc.	2,907,653	215,719
*	DaVita Inc.	1,449,810	174,601
*	Organon & Co.	5,234,530	158,397
	Perrigo Co. plc	2,760,788	126,582
			97,496,095
Industrials (8.5%)
	Honeywell International Inc.	14,355,610	3,148,903
	United Parcel Service Inc. Class B	14,950,303	3,109,214
	Union Pacific Corp.	13,730,059	3,019,652
*	Boeing Co.	11,362,380	2,721,972
	Raytheon Technologies Corp.	31,314,013	2,671,398
	Caterpillar Inc.	11,322,514	2,464,119
	General Electric Co.	181,450,755	2,442,327
	3M Co.	11,981,282	2,379,842
	Deere & Co.	6,447,834	2,274,216
	Lockheed Martin Corp.	5,055,163	1,912,621
	CSX Corp.	46,967,632	1,506,722
	FedEx Corp.	5,045,959	1,505,361
	Norfolk Southern Corp.	5,172,798	1,372,912
	Illinois Tool Works Inc.	5,941,570	1,328,297
	Eaton Corp. plc	8,236,966	1,220,554
	Emerson Electric Co.	12,394,620	1,192,858
	Northrop Grumman Corp.	3,094,456	1,124,618
	Waste Management Inc.	8,025,642	1,124,473
	Roper Technologies Inc.	2,175,558	1,022,947
	Johnson Controls International plc	14,816,243	1,016,839
	L3Harris Technologies Inc.	4,236,273	915,670
	Trane Technologies plc	4,943,929	910,375
	General Dynamics Corp.	4,730,385	890,542
	IHS Markit Ltd.	7,741,943	872,207
	Carrier Global Corp.	16,883,171	820,522
	Parker-Hannifin Corp.	2,667,006	819,064
	Cummins Inc.	3,021,335	736,632
*	TransDigm Group Inc.	1,134,867	734,588
	Cintas Corp.	1,823,565	696,602
	Rockwell Automation Inc.	2,399,723	686,369
	Stanley Black & Decker Inc.	3,337,452	684,144
	Otis Worldwide Corp.	8,336,460	681,672
*	Southwest Airlines Co.	12,220,731	648,799
		Shares	Market Value• ($000)
	PACCAR Inc.	7,173,882	640,269
	AMETEK Inc.	4,771,762	637,030
	Fastenal Co.	11,868,815	617,178
	Equifax Inc.	2,515,994	602,606
	Verisk Analytics Inc. Class A	3,349,700	585,260
*	Delta Air Lines Inc.	13,227,423	572,218
*	Copart Inc.	4,302,417	567,188
*	Generac Holdings Inc.	1,301,020	540,118
	Kansas City Southern	1,879,395	532,564
	Old Dominion Freight Line Inc.	1,965,273	498,786
	Fortive Corp.	6,995,656	487,877
	Republic Services Inc. Class A	4,351,317	478,688
*	United Rentals Inc.	1,495,889	477,204
	Dover Corp.	2,974,319	447,932
	Xylem Inc.	3,720,494	446,310
	Expeditors International of Washington Inc.	3,490,204	441,860
*	Teledyne Technologies Inc.	959,900	402,035
	WW Grainger Inc.	904,616	396,222
*	Ingersoll Rand Inc.	7,715,029	376,571
	Jacobs Engineering Group Inc.	2,691,295	359,073
*	United Airlines Holdings Inc.	6,687,012	349,664
	IDEX Corp.	1,569,365	345,339
	Textron Inc.	4,664,927	320,807
	Masco Corp.	5,243,997	308,924
	Westinghouse Air Brake Technologies Corp.	3,671,433	302,159
	Fortune Brands Home & Security Inc.	2,862,192	285,103
	JB Hunt Transport Services Inc.	1,725,819	281,222
*	American Airlines Group Inc.	13,254,933	281,137
*	Howmet Aerospace Inc.	8,078,966	278,482
	Leidos Holdings Inc.	2,747,266	277,749
	Quanta Services Inc.	2,880,262	260,865
	Allegion plc	1,859,353	259,008
	CH Robinson Worldwide Inc.	2,748,098	257,414
	Snap-on Inc.	1,118,386	249,881
	Pentair plc	3,435,825	231,884
	Robert Half International Inc.	2,330,467	207,342
	A O Smith Corp.	2,778,791	200,240
	Nielsen Holdings plc	7,409,373	182,789
	Huntington Ingalls Industries Inc.	831,419	175,222
	Rollins Inc.	4,575,932	156,497
*	Alaska Air Group Inc.	2,573,652	155,217
			64,130,965
Information Technology (27.3%)
	Apple Inc.	324,220,488	44,405,238
	Microsoft Corp.	155,669,485	42,170,863
	NVIDIA Corp.	12,876,785	10,302,716
	Visa Inc. Class A	34,717,256	8,117,589
*	PayPal Holdings Inc.	24,280,315	7,077,226
	Mastercard Inc. Class A	18,080,552	6,601,029
*	Adobe Inc.	9,879,737	5,785,969

7

500 Index Fund
		Shares	Market Value• ($000)
	Intel Corp.	83,460,441	4,685,469
*	salesforce.com Inc.	19,139,536	4,675,214
	Cisco Systems Inc.	87,102,010	4,616,407
	Broadcom Inc.	8,439,079	4,024,090
	Accenture plc Class A	13,137,798	3,872,891
	Texas Instruments Inc.	19,087,922	3,670,607
	QUALCOMM Inc.	23,314,573	3,332,352
	Oracle Corp.	37,547,686	2,922,712
	Intuit Inc.	5,648,064	2,768,512
	International Business Machines Corp.	18,467,705	2,707,181
	Applied Materials Inc.	18,967,843	2,701,021
*	Advanced Micro Devices Inc.	25,114,039	2,358,962
*	ServiceNow Inc.	4,081,254	2,242,853
*	Micron Technology Inc.	23,179,309	1,969,778
	Lam Research Corp.	2,947,976	1,918,248
	Fidelity National Information Services Inc.	12,817,666	1,815,879
	Automatic Data Processing Inc.	8,795,436	1,746,949
*	Autodesk Inc.	4,547,958	1,327,549
*	Fiserv Inc.	12,311,493	1,315,975
	Analog Devices Inc.	7,623,950	1,312,539
	NXP Semiconductors NV	5,700,217	1,172,649
	Global Payments Inc.	6,101,000	1,144,182
	KLA Corp.	3,168,771	1,027,347
	TE Connectivity Ltd.	6,824,217	922,702
*	Synopsys Inc.	3,153,753	869,774
	Microchip Technology Inc.	5,652,657	846,429
	Amphenol Corp. Class A	12,349,583	844,835
*	Cadence Design Systems Inc.	5,752,981	787,123
	Motorola Solutions Inc.	3,506,477	760,380
	Cognizant Technology Solutions Corp. Class A	10,899,711	754,914
	HP Inc.	24,835,609	749,787
	Xilinx Inc.	5,080,478	734,840
	Paychex Inc.	6,629,328	711,327
*	Fortinet Inc.	2,801,502	667,290
	Corning Inc.	16,010,123	654,814
	Skyworks Solutions Inc.	3,411,811	654,215
*	ANSYS Inc.	1,801,154	625,108
*	Keysight Technologies Inc.	3,807,159	587,863
*	Zebra Technologies Corp. Class A	1,105,905	585,566
	Maxim Integrated Products Inc.	5,549,095	584,653
*	Enphase Energy Inc.	2,804,385	514,969
	CDW Corp.	2,897,374	506,026
*	VeriSign Inc.	2,048,134	466,340
	Teradyne Inc.	3,435,996	460,286
*	Qorvo Inc.	2,326,828	455,244
*	Western Digital Corp.	6,333,028	450,722
*	FleetCor Technologies Inc.	1,723,348	441,280
*	Gartner Inc.	1,779,529	431,002
*	Trimble Inc.	5,187,221	424,470
*	Arista Networks Inc.	1,136,003	411,585
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	26,986,562	393,464
*	Akamai Technologies Inc.	3,369,540	392,888
	Broadridge Financial Solutions Inc.	2,400,143	387,695
*	Tyler Technologies Inc.	841,970	380,882
	NetApp Inc.	4,602,647	376,589
*	Paycom Software Inc.	1,015,112	368,963
	Seagate Technology Holdings plc	4,115,019	361,834
	Monolithic Power Systems Inc.	888,902	331,960
	NortonLifeLock Inc.	11,985,476	326,245
*	PTC Inc.	2,173,723	307,060
	Citrix Systems Inc.	2,566,055	300,921
	Jack Henry & Associates Inc.	1,535,227	251,025
*	F5 Networks Inc.	1,232,114	229,986
*	DXC Technology Co.	5,268,461	205,154
	Western Union Co.	8,458,413	194,290
	Juniper Networks Inc.	6,776,479	185,337
*	IPG Photonics Corp.	743,016	156,605
			205,844,438
Materials (2.6%)
	Linde plc	10,751,765	3,108,335
	Sherwin-Williams Co.	4,947,569	1,347,965
	Air Products and Chemicals Inc.	4,574,563	1,316,010
	Freeport-McMoRan Inc.	30,295,362	1,124,261
	Ecolab Inc.	5,142,288	1,059,157
	Newmont Corp.	16,561,297	1,049,655
	Dow Inc.	15,436,990	976,853
	DuPont de Nemours Inc.	10,996,953	851,274
	PPG Industries Inc.	4,901,471	832,123
	International Flavors & Fragrances Inc.	5,144,079	768,525
	Corteva Inc.	15,232,839	675,577
	Nucor Corp.	6,184,128	593,243
	Ball Corp.	6,786,703	549,859
	LyondellBasell Industries NV Class A	5,320,198	547,289
	International Paper Co.	8,094,911	496,299
	Vulcan Materials Co.	2,741,433	477,201
	Martin Marietta Materials Inc.	1,288,830	453,423
	Albemarle Corp.	2,412,223	406,363
	Amcor plc	31,856,984	365,081
	Avery Dennison Corp.	1,716,501	360,877
	Celanese Corp. Class A	2,327,827	352,899
	Eastman Chemical Co.	2,821,318	329,389
	Westrock Co.	5,499,108	292,663
	FMC Corp.	2,663,303	288,169
	Packaging Corp. of America	1,962,797	265,802
	CF Industries Holdings Inc.	4,433,307	228,094
	Mosaic Co.	7,142,867	227,929
	Sealed Air Corp.	3,143,702	186,264
			19,530,579

8

500 Index Fund
		Shares	Market Value• ($000)
Real Estate (2.6%)
	American Tower Corp.	9,398,018	2,538,781
	Prologis Inc.	15,290,577	1,827,683
	Crown Castle International Corp.	8,933,053	1,742,839
	Equinix Inc.	1,851,601	1,486,095
	Public Storage	3,147,050	946,286
	Simon Property Group Inc.	6,791,727	886,185
	Digital Realty Trust Inc.	5,819,185	875,555
	SBA Communications Corp. Class A	2,260,583	720,448
	Welltower Inc.	8,628,182	717,002
	AvalonBay Communities Inc.	2,884,932	602,056
*	CBRE Group Inc. Class A	6,936,755	594,688
	Equity Residential	7,110,409	547,501
	Weyerhaeuser Co.	15,483,308	532,935
	Alexandria Real Estate Equities Inc.	2,834,688	515,743
	Realty Income Corp.	7,719,928	515,228
	Extra Space Storage Inc.	2,763,592	452,732
	Ventas Inc.	7,752,349	442,659
	Essex Property Trust Inc.	1,343,975	403,206
	Mid-America Apartment Communities Inc.	2,366,080	398,495
	Healthpeak Properties Inc.	11,136,886	370,747
	Duke Realty Corp.	7,749,678	366,947
	Boston Properties Inc.	2,935,042	336,326
	UDR Inc.	6,137,540	300,617
	Iron Mountain Inc.	5,968,832	252,601
*	Host Hotels & Resorts Inc.	14,592,051	249,378
	Regency Centers Corp.	3,263,408	209,087
	Kimco Realty Corp.	8,958,056	186,775
	Federal Realty Investment Trust	1,462,226	171,329
	Vornado Realty Trust	3,247,925	151,581
			19,341,505
Utilities (2.4%)
	NextEra Energy Inc.	40,539,888	2,970,763
	Duke Energy Corp.	15,899,689	1,569,617
	Southern Co.	21,882,024	1,324,081
	Dominion Energy Inc.	16,670,557	1,226,453
	Exelon Corp.	20,194,186	894,804
	American Electric Power Co. Inc.	10,331,409	873,934
	Sempra Energy	6,511,128	862,594
		Shares	Market Value• ($000)
	Xcel Energy Inc.	11,126,891	733,040
	Public Service Enterprise Group Inc.	10,437,954	623,563
	WEC Energy Group Inc.	6,521,639	580,100
	American Water Works Co. Inc.	3,750,057	577,996
	Eversource Energy	7,097,692	569,519
	DTE Energy Co.	4,003,952	518,912
	Edison International	7,841,139	453,375
	PPL Corp.	15,900,749	444,744
	Ameren Corp.	5,281,064	422,696
	FirstEnergy Corp.	11,240,224	418,249
	Entergy Corp.	4,146,796	413,436
	AES Corp.	13,768,099	358,934
	CMS Energy Corp.	5,982,122	353,424
	Consolidated Edison Inc.	4,684,116	335,945
	CenterPoint Energy Inc.	11,996,401	294,152
	Alliant Energy Corp.	5,169,988	288,278
	Evergy Inc.	4,738,294	286,335
	Atmos Energy Corp.	2,700,746	259,569
	NRG Energy Inc.	5,061,686	203,986
	NiSource Inc.	8,110,466	198,706
	Pinnacle West Capital Corp.	2,331,900	191,146
			18,248,351
Total Common Stocks (Cost $391,980,002)			750,197,865
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.056% (Cost $3,654,902)	36,556,991	3,655,699
Total Investments (100.0%) (Cost $395,634,904)			753,853,564
Other Assets and Liabilities—Net (0.0%)			(328,073)
Net Assets (100%)			753,525,491
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,612,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $28,911,000 was received for securities on loan.

9

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	13,371	2,867,144	35,426

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Consolidated Edison Inc.	8/31/21	BOANA	100,408	(0.636)	1,030	—
Consolidated Edison Inc.	8/31/21	BOANA	71,720	(0.486)	745	—
Kroger Co.	1/31/22	GSI	37,870	(0.082)	439	—
Netflix Inc.	8/31/21	BOANA	52,821	(0.086)	—	(3)
Penn National Gaming Inc.	8/31/21	BOANA	22,947	(0.536)	—	(12)
State Street Corp.	8/31/22	BOANA	156,332	(0.586)	910	—
Visa Inc.	8/31/21	BOANA	58,455	0.014	81	—
Williams Cos. Inc.	8/31/21	BOANA	95,580	(0.486)	1,439	—
					4,644	(15)
1	Based on 1M USD London Interbank Offered Rate (LIBOR ) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,346,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

500 Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $391,980,002)	750,197,865
Affiliated Issuers (Cost $3,654,902)	3,655,699
Total Investments in Securities	753,853,564
Investment in Vanguard	25,688
Cash	152,852
Cash Collateral Pledged—Futures Contracts	152,479
Cash Collateral Pledged—Over-the-Counter Swap Contracts	15,540
Receivables for Investment Securities Sold	3,719,577
Receivables for Accrued Income	436,163
Receivables for Capital Shares Issued	299,500
Variation Margin Receivable—Futures Contracts	4,455
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,644
Total Assets	758,664,462
Liabilities
Payables for Investment Securities Purchased	176,748
Collateral for Securities on Loan	28,911
Payables for Capital Shares Redeemed	4,135,865
Payables for Distributions	787,228
Payables to Vanguard	10,204
Unrealized Depreciation—Over-the-Counter Swap Contracts	15
Total Liabilities	5,138,971
Net Assets	753,525,491
11

500 Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	392,898,851
Total Distributable Earnings (Loss)	360,626,640
Net Assets	753,525,491

Investor Shares—Net Assets
Applicable to 12,033,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,773,674
Net Asset Value Per Share—Investor Shares	$396.70

ETF Shares—Net Assets
Applicable to 591,338,298 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	232,771,820
Net Asset Value Per Share—ETF Shares	$393.64

Admiral Shares—Net Assets
Applicable to 1,033,855,285 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	410,092,485
Net Asset Value Per Share—Admiral Shares	$396.66

Institutional Select Shares—Net Assets
Applicable to 503,781,827 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	105,887,512
Net Asset Value Per Share—Institutional Select Shares	$210.19

See accompanying Notes, which are an integral part of the Financial Statements.
12

500 Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	4,839,278
Interest[1]	944
Securities Lending—Net	3,296
Total Income	4,843,518
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,650
Management and Administrative—Investor Shares	3,060
Management and Administrative—ETF Shares	23,991
Management and Administrative—Admiral Shares	67,020
Management and Administrative—Institutional Select Shares	4,020
Marketing and Distribution—Investor Shares	96
Marketing and Distribution—ETF Shares	3,445
Marketing and Distribution—Admiral Shares	4,396
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,377
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	1,294
Shareholders’ Reports—Admiral Shares	830
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	95
Total Expenses	115,282
Net Investment Income	4,728,236
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	10,463,836
Futures Contracts	345,153
Swap Contracts	72,959
Realized Net Gain (Loss)	10,881,948
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	83,438,495
Futures Contracts	6,591
Swap Contracts	(794)
Change in Unrealized Appreciation (Depreciation)	83,444,292
Net Increase (Decrease) in Net Assets Resulting from Operations	99,054,476
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $918,000, $129,000, and ($129,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $10,348,047,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
13

500 Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,728,236	10,026,083
Realized Net Gain (Loss)	10,881,948	26,755,026
Change in Unrealized Appreciation (Depreciation)	83,444,292	63,111,484
Net Increase (Decrease) in Net Assets Resulting from Operations	99,054,476	99,892,593
Distributions
Investor Shares	(29,570)	(71,146)
ETF Shares	(1,501,696)	(2,722,198)
Admiral Shares	(2,675,684)	(5,575,193)
Institutional Select Shares	(727,085)	(1,461,548)
Total Distributions	(4,934,035)	(9,830,085)
Capital Share Transactions
Investor Shares	(352,578)	(861,357)
ETF Shares	26,848,864	21,243,502
Admiral Shares	(1,252,290)	(10,267,593)
Institutional Select Shares	(2,756,182)	434,639
Net Increase (Decrease) from Capital Share Transactions	22,487,814	10,549,191
Total Increase (Decrease)	116,608,255	100,611,699
Net Assets
Beginning of Period	636,917,236	536,305,537
End of Period	753,525,491	636,917,236

See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$346.60	$298.16	$231.44	$246.82	$206.57	$188.48
Investment Operations
Net Investment Income	2.315[1]	5.128[1]	4.801[1]	4.896[1]	4.221[1]	3.997
Net Realized and Unrealized Gain (Loss) on Investments	50.185	48.323	67.211	(15.776)	40.205	18.069
Total from Investment Operations	52.500	53.451	72.012	(10.880)	44.426	22.066
Distributions
Dividends from Net Investment Income	(2.400)	(5.011)	(5.292)	(4.500)	(4.176)	(3.976)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.400)	(5.011)	(5.292)	(4.500)	(4.176)	(3.976)
Net Asset Value, End of Period	$396.70	$346.60	$298.16	$231.44	$246.82	$206.57
Total Return[2]	15.18%	18.25%	31.33%	-4.52%	21.67%	11.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,774	$4,504	$4,723	$23,162	$27,656	$26,652
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.73%	1.82%	1.95%	1.87%	2.05%
Portfolio Turnover Rate[3]	1%	4%	4%	4%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$343.93	$295.87	$229.68	$244.94	$205.00	$187.05
Investment Operations
Net Investment Income	2.512[1]	5.413[1]	5.298[1]	5.196[1]	4.434[1]	4.155
Net Realized and Unrealized Gain (Loss) on Investments	49.793	47.950	66.463	(15.719)	39.874	17.933
Total from Investment Operations	52.305	53.363	71.761	(10.523)	44.308	22.088
Distributions
Dividends from Net Investment Income	(2.595)	(5.303)	(5.571)	(4.737)	(4.368)	(4.138)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.595)	(5.303)	(5.571)	(4.737)	(4.368)	(4.138)
Net Asset Value, End of Period	$393.64	$343.93	$295.87	$229.68	$244.94	$205.00
Total Return	15.24%	18.35%	31.46%	-4.42%	21.78%	11.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$232,772	$177,991	$130,728	$90,639	$83,640	$56,648
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.83%	1.98%	2.06%	1.97%	2.15%
Portfolio Turnover Rate[2]	1%	4%	4%	4%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$346.57	$298.14	$231.44	$246.82	$206.57	$188.48
Investment Operations
Net Investment Income	2.504[1]	5.427[1]	5.319[1]	5.181[1]	4.458[1]	4.185
Net Realized and Unrealized Gain (Loss) on Investments	50.180	48.314	66.962	(15.808)	40.193	18.074
Total from Investment Operations	52.684	53.741	72.281	(10.627)	44.651	22.259
Distributions
Dividends from Net Investment Income	(2.594)	(5.311)	(5.581)	(4.753)	(4.401)	(4.169)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.594)	(5.311)	(5.581)	(4.753)	(4.401)	(4.169)
Net Asset Value, End of Period	$396.66	$346.57	$298.14	$231.44	$246.82	$206.57
Total Return[2]	15.24%	18.37%	31.46%	-4.43%	21.79%	11.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$410,092	$359,553	$319,624	$230,375	$235,232	$181,513
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.83%	1.97%	2.05%	1.97%	2.15%
Portfolio Turnover Rate[3]	1%	4%	4%	4%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,				June 24, 2016[1] to December 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$183.64	$157.98	$122.64	$130.79	$109.45	$99.57
Investment Operations
Net Investment Income	1.356[2]	2.924[2]	2.857[2]	2.808[2]	2.423[2]	1.200
Net Realized and Unrealized Gain (Loss) on Investments	26.599	25.597	35.484	(8.400)	21.283	9.859
Total from Investment Operations	27.955	28.521	38.341	(5.592)	23.706	11.059
Distributions
Dividends from Net Investment Income	(1.405)	(2.861)	(3.001)	(2.558)	(2.366)	(1.179)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.405)	(2.861)	(3.001)	(2.558)	(2.366)	(1.179)
Net Asset Value, End of Period	$210.19	$183.64	$157.98	$122.64	$130.79	$109.45
Total Return	15.26%	18.40%	31.49%	-4.40%	21.83%	11.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,888	$94,870	$81,230	$56,531	$44,907	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.38%	1.86%	2.00%	2.08%	2.00%	2.26%[3]
Portfolio Turnover Rate[4]	1%	4%	4%	4%	3%	4%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.
18

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
19

500 Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
20

500 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
21

500 Index Fund
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $25,688,000, representing less than 0.01% of the fund’s net assets and 10.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

500 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	750,197,865	—	—	750,197,865
Temporary Cash Investments	3,655,699	—	—	3,655,699
Total	753,853,564	—	—	753,853,564
Derivative Financial Instruments
Assets
Futures Contracts[1]	35,426	—	—	35,426
Swap Contracts	—	4,644	—	4,644
Total	35,426	4,644	—	40,070
Liabilities
Swap Contracts	—	15	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	395,789,858
Gross Unrealized Appreciation	364,474,876
Gross Unrealized Depreciation	(6,375,744)
Net Unrealized Appreciation (Depreciation)	358,099,132
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $8,461,187,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $43,649,683,000 of investment securities and sold $21,215,555,000 of investment securities, other than temporary cash investments. Purchases and sales include $34,322,180,000 and $13,612,534,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
23

500 Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	96,609	260	200,895	689
Issued in Lieu of Cash Distributions	29,567	78	71,140	244
Redeemed	(478,754)	(1,299)	(1,133,392)	(3,781)
Net Increase (Decrease)—Investor Shares	(352,578)	(961)	(861,357)	(2,848)
ETF Shares
Issued	36,789,455	100,769	63,687,902	221,707
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,940,591)	(26,950)	(42,444,400)	(146,025)
Net Increase (Decrease)—ETF Shares	26,848,864	73,819	21,243,502	75,682
Admiral Shares
Issued	21,777,288	58,931	41,835,006	146,878
Issued in Lieu of Cash Distributions	2,343,630	6,200	4,891,793	16,726
Redeemed	(25,373,208)	(68,727)	(56,994,392)	(198,197)
Net Increase (Decrease)—Admiral Shares	(1,252,290)	(3,596)	(10,267,593)	(34,593)
Institutional Select Shares
Issued	3,516,141	18,196	6,510,968	41,288
Issued in Lieu of Cash Distributions	727,085	3,629	1,461,548	9,420
Redeemed	(6,999,408)	(34,640)	(7,537,877)	(48,280)
Net Increase (Decrease)—Institutional Select Shares	(2,756,182)	(12,815)	434,639	2,428
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
24

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
25

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
26

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard 500 Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q402 082021

Semiannual Report  |  June 30, 2021
Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,163.30	$0.91
ETF Shares	1,000.00	1,163.90	0.27
AdmiralTM Shares	1,000.00	1,163.90	0.27
Institutional Shares	1,000.00	1,163.90	0.21
Institutional Plus Shares	1,000.00	1,164.00	0.16
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,084.60	$0.98
ETF Shares	1,000.00	1,085.40	0.36
Admiral Shares	1,000.00	1,085.20	0.36
Institutional Shares	1,000.00	1,085.30	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,230.30	$1.05
ETF Shares	1,000.00	1,231.00	0.39
Admiral Shares	1,000.00	1,231.20	0.39
Institutional Shares	1,000.00	1,231.00	0.33
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Small-Cap Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	4.1%
Consumer Discretionary	15.9
Consumer Staples	3.2
Energy	4.3
Financials	13.7
Health Care	14.2
Industrials	18.5
Other	0.0
Real Estate	8.8
Technology	13.1
Telecommunications	1.4
Utilities	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Steel Dynamics Inc.	4,994,495	297,672	0.22%
†	Basic Materials—Other*,1		5,297,469	3.85%
			5,595,141	4.07%
Consumer Discretionary
	Pool Corp.	948,446	435,014	0.32%
	Tapestry Inc.*	6,941,632	301,822	0.22%
	Williams-Sonoma Inc.	1,874,202	299,216	0.22%
	RH*	418,202	283,959	0.21%
	Chegg Inc.*	3,356,058	278,922	0.20%
	Floor & Decor Holdings Inc. Class A*	2,611,902	276,078	0.20%
†	Consumer Discretionary—Other*,1		19,888,326	14.45%
			21,763,337	15.82%
Consumer Staples
	Darling Ingredients Inc.*	4,062,191	274,198	0.20%
†	Consumer Staples —Other*,1		4,035,802	2.93%
			4,310,000	3.13%
Energy
	Diamondback Energy Inc.	4,505,533	423,024	0.31%
	Enphase Energy Inc.*	1,520,262	279,166	0.20%
†	Energy—Other*,1		5,154,396	3.75%
			5,856,586	4.26%
Financials
	Signature Bank	1,433,846	352,224	0.26%
	Apollo Global Management Inc.	5,205,052	323,754	0.24%
	Brown & Brown Inc.	5,962,465	316,845	0.23%
4

Small-Cap Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Invesco Ltd.	10,339,327	276,370	0.20%
†	Financials—Other*,1,2		17,467,514	12.69%
			18,736,707	13.62%
Health Care
	Charles River Laboratories International Inc.*	1,251,206	462,846	0.34%
	Avantor Inc.*	12,317,881	437,408	0.32%
	Bio-Techne Corp.	968,271	435,974	0.32%
	PerkinElmer Inc.	2,790,564	430,891	0.31%
	Novavax Inc.*,1	1,844,526	391,611	0.28%
	Molina Healthcare Inc.*	1,453,789	367,896	0.27%
	Masimo Corp.*	1,232,476	298,814	0.22%
	Guardant Health Inc.*	2,391,570	297,009	0.22%
†	Health Care—Other*,1,2		16,342,718	11.87%
			19,465,167	14.15%
Industrials
	IDEX Corp.	1,890,302	415,961	0.30%
	Bill.com Holdings Inc.*	1,967,876	360,476	0.26%
	Fair Isaac Corp.*	680,579	342,113	0.25%
	Howmet Aerospace Inc.*	9,731,016	335,428	0.24%
	Graco Inc.	4,217,330	319,252	0.23%
	Quanta Services Inc.	3,468,793	314,169	0.23%
	Allegion plc	2,239,598	311,976	0.23%
	Lennox International Inc.[1]	846,207	296,849	0.22%
	Toro Co.	2,678,969	294,365	0.21%
	Trex Co. Inc.*	2,871,745	293,521	0.21%
	Booz Allen Hamilton Holding Corp. Class A	3,370,743	287,120	0.21%
	RPM International Inc.	3,224,202	285,922	0.21%
	Nordson Corp.	1,301,333	285,656	0.21%
	Axon Enterprise Inc.*	1,610,008	284,649	0.21%
	Pentair plc	4,136,647	279,182	0.20%
†	Industrials—Other*,1,3		20,556,656	14.95%
			25,263,295	18.37%
†Other*,2,4			59	0.00%
Real Estate
	VICI Properties Inc.	13,370,659	414,758	0.30%
	Equity LifeStyle Properties Inc.	4,085,356	303,583	0.22%
	Medical Properties Trust Inc.	14,645,826	294,381	0.21%
†	Real Estate—Other*,1,2		10,989,136	8.00%
			12,001,858	8.73%
Technology
	Entegris Inc.	3,372,994	414,777	0.30%
	Nuance Communications Inc.*	7,123,106	387,782	0.28%
	PTC Inc.*	2,618,508	369,890	0.27%
	Ceridian HCM Holding Inc.*	3,344,195	320,775	0.23%
	Avalara Inc.*	1,942,807	314,346	0.23%
	Five9 Inc.*	1,669,222	306,119	0.22%
	Dynatrace Inc.*	4,934,533	288,275	0.21%
	Cree Inc.*	2,874,760	281,525	0.20%
†	Technology—Other*,1,2		15,163,493	11.03%
			17,846,982	12.97%
5

Small-Cap Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
†Telecommunications*,1				1,928,303	1.40%
Utilities
	Atmos Energy Corp.		3,254,453	312,785	0.23%
	Essential Utilities Inc.		6,117,284	279,560	0.20%
†	Utilities—Other*			3,286,888	2.39%
				3,879,233	2.82%
Total Common Stocks (Cost $88,662,578)				136,646,668	99.34%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[5,6] (Cost $3,099,342)	0.056%	30,997,404	3,099,741	2.25%
Total Investments (Cost $91,761,920)				139,746,409	101.59%
Other Assets and Liabilities—Net				(2,193,233)	(1.59%)
Net Assets				137,553,176	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,236,521,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $73,256,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,342,714,000 was received for securities on loan, of which $2,323,711,000 is held in Vanguard Market Liquidity Fund and $19,003,000 is held in cash.
6

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	3,204	369,710	(3,074)
E-mini S&P Mid-Cap 400 Index	September 2021	1,829	492,440	(9,071)
				(12,145)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/21	BOANA	13,488	(0.586)	—	(969)
Avalara Inc.	8/31/21	BOANA	11,895	(0.086)	2,665	—
Bandwidth Inc. Class A	8/31/21	BOANA	16,561	(0.536)	2,742	—
National Fuel Gas Co.	8/31/21	BOANA	4,670	(0.486)	72	—
New York Community Bancorp Inc.	8/31/21	BOANA	2,394	(0.436)	—	(191)
Ollie's Bargain Outlet Holdings Inc.	1/31/22	GSI	26,403	(0.082)	—	(1,165)
Penn National Gaming Inc.	8/31/21	BOANA	32,788	(0.536)	—	(2,206)
Popular Inc.	8/31/21	BOANA	11,425	(0.486)	—	(866)
United Therapeutics Corp.	8/31/21	BOANA	22,308	(0.086)	—	(779)
					5,479	(6,176)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $930,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Small-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $88,662,578)	136,646,668
Affiliated Issuers (Cost $3,099,342)	3,099,741
Total Investments in Securities	139,746,409
Investment in Vanguard	4,698
Cash	19,003
Cash Collateral Pledged—Futures Contracts	45,519
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,200
Receivables for Investment Securities Sold	571,301
Receivables for Accrued Income	105,731
Receivables for Capital Shares Issued	35,238
Variation Margin Receivable—Futures Contracts	988
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,479
Total Assets	140,535,566
Liabilities
Due to Custodian	304,917
Payables for Investment Securities Purchased	202,826
Collateral for Securities on Loan	2,342,714
Payables for Capital Shares Redeemed	123,091
Payables to Vanguard	2,666
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,176
Total Liabilities	2,982,390
Net Assets	137,553,176
8

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	90,234,123
Total Distributable Earnings (Loss)	47,319,053
Net Assets	137,553,176

Investor Shares—Net Assets
Applicable to 6,976,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	752,875
Net Asset Value Per Share—Investor Shares	$107.92

ETF Shares—Net Assets
Applicable to 209,093,163 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,099,455
Net Asset Value Per Share—ETF Shares	$225.26

Admiral Shares—Net Assets
Applicable to 515,744,189 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,668,104
Net Asset Value Per Share—Admiral Shares	$107.94

Institutional Shares—Net Assets
Applicable to 207,660,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,413,608
Net Asset Value Per Share—Institutional Shares	$107.93

Institutional Plus Shares—Net Assets
Applicable to 37,296,198 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,619,134
Net Asset Value Per Share—Institutional Plus Shares	$311.54
See accompanying Notes, which are an integral part of the Financial Statements.
9

Small-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	632,102
Interest[1]	323
Securities Lending—Net	23,011
Total Income	655,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,895
Management and Administrative—Investor Shares	607
Management and Administrative—ETF Shares	8,429
Management and Administrative—Admiral Shares	11,184
Management and Administrative—Institutional Shares	3,508
Management and Administrative—Institutional Plus Shares	1,384
Marketing and Distribution—Investor Shares	18
Marketing and Distribution—ETF Shares	778
Marketing and Distribution—Admiral Shares	751
Marketing and Distribution—Institutional Shares	248
Marketing and Distribution—Institutional Plus Shares	70
Custodian Fees	435
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	890
Shareholders’ Reports—Admiral Shares	251
Shareholders’ Reports—Institutional Shares	89
Shareholders’ Reports—Institutional Plus Shares	29
Trustees’ Fees and Expenses	18
Total Expenses	30,586
Net Investment Income	624,850
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,382,455
Futures Contracts	132,320
Swap Contracts	(4,061)
Realized Net Gain (Loss)	6,510,714
10

Small-Cap Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,793,333
Futures Contracts	(25,843)
Swap Contracts	(8,104)
Change in Unrealized Appreciation (Depreciation)	11,759,386
Net Increase (Decrease) in Net Assets Resulting from Operations	18,894,950
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $323,000, $12,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $4,495,802,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	624,850	1,296,033
Realized Net Gain (Loss)	6,510,714	3,870,929
Change in Unrealized Appreciation (Depreciation)	11,759,386	13,074,363
Net Increase (Decrease) in Net Assets Resulting from Operations	18,894,950	18,241,325
Distributions
Investor Shares	(3,438)	(8,214)
ETF Shares	(229,993)	(413,915)
Admiral Shares	(275,127)	(548,152)
Institutional Shares	(111,439)	(223,749)
Institutional Plus Shares	(59,915)	(122,453)
Total Distributions	(679,912)	(1,316,483)
Capital Share Transactions
Investor Shares	(65,706)	(147,445)
ETF Shares	3,631,351	4,228,769
Admiral Shares	853,560	(1,839,081)
Institutional Shares	438,987	(1,146,922)
Institutional Plus Shares	(163,044)	(141,850)
Net Increase (Decrease) from Capital Share Transactions	4,695,148	953,471
Total Increase (Decrease)	22,910,186	17,878,313
Net Assets
Beginning of Period	114,642,990	96,764,677
End of Period	137,553,176	114,642,990
See accompanying Notes, which are an integral part of the Financial Statements.
12

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.20	$79.35	$63.21	$70.76	$61.75	$53.03
Investment Operations
Net Investment Income	.439[1]	.928[1]	.832[1]	.967[1]	.876[1]	.843
Net Realized and Unrealized Gain (Loss) on Investments	14.754	13.897	16.319	(7.552)	9.011	8.734
Total from Investment Operations	15.193	14.825	17.151	(6.585)	9.887	9.577
Distributions
Dividends from Net Investment Income	(.473)	(.975)	(1.011)	(.965)	(.877)	(.857)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.473)	(.975)	(1.011)	(.965)	(.877)	(.857)
Net Asset Value, End of Period	$107.92	$93.20	$79.35	$63.21	$70.76	$61.75
Total Return[2]	16.33%	18.96%	27.22%	-9.43%	16.10%	18.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$753	$709	$754	$3,332	$4,345	$4,401
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	0.88%	1.26%	1.14%	1.34%	1.36%	1.55%
Portfolio Turnover Rate[3]	9%	22%	16%	15%	15%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$194.54	$165.64	$131.94	$147.71	$128.90	$110.71
Investment Operations
Net Investment Income	1.026[1]	2.262[1]	2.298[1]	2.239[1]	2.037[1]	1.899
Net Realized and Unrealized Gain (Loss) on Investments	30.813	28.863	33.707	(15.808)	18.768	18.221
Total from Investment Operations	31.839	31.125	36.005	(13.569)	20.805	20.120
Distributions
Dividends from Net Investment Income	(1.119)	(2.225)	(2.305)	(2.201)	(1.995)	(1.930)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.119)	(2.225)	(2.305)	(2.201)	(1.995)	(1.930)
Net Asset Value, End of Period	$225.26	$194.54	$165.64	$131.94	$147.71	$128.90
Total Return	16.39%	19.08%	27.37%	-9.30%	16.24%	18.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,099	$37,492	$27,442	$20,914	$21,605	$16,153
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.98%	1.47%	1.49%	1.46%	1.48%	1.67%
Portfolio Turnover Rate[2]	9%	22%	16%	15%	15%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.22	$79.37	$63.23	$70.78	$61.77	$53.05
Investment Operations
Net Investment Income	.496[1]	1.029[1]	1.108[1]	1.067[1]	.970[1]	.910
Net Realized and Unrealized Gain (Loss) on Investments	14.760	13.887	16.136	(7.563)	8.997	8.733
Total from Investment Operations	15.256	14.916	17.244	(6.496)	9.967	9.643
Distributions
Dividends from Net Investment Income	(.536)	(1.066)	(1.104)	(1.054)	(.957)	(.923)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.536)	(1.066)	(1.104)	(1.054)	(.957)	(.923)
Net Asset Value, End of Period	$107.94	$93.22	$79.37	$63.23	$70.78	$61.77
Total Return[2]	16.39%	19.11%	27.37%	-9.31%	16.24%	18.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,668	$47,313	$42,386	$31,382	$33,801	$27,778
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.40%	1.50%	1.46%	1.48%	1.67%
Portfolio Turnover Rate[3]	9%	22%	16%	15%	15%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.22	$79.37	$63.22	$70.78	$61.77	$53.05
Investment Operations
Net Investment Income	.501[1]	1.034[1]	1.101[1]	1.076[1]	.975[1]	.915
Net Realized and Unrealized Gain (Loss) on Investments	14.750	13.889	16.161	(7.575)	8.998	8.734
Total from Investment Operations	15.251	14.923	17.262	(6.499)	9.973	9.649
Distributions
Dividends from Net Investment Income	(.541)	(1.073)	(1.112)	(1.061)	(.963)	(.929)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.541)	(1.073)	(1.112)	(1.061)	(.963)	(.929)
Net Asset Value, End of Period	$107.93	$93.22	$79.37	$63.22	$70.78	$61.77
Total Return	16.39%	19.12%	27.40%	-9.32%	16.25%	18.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,414	$18,957	$17,337	$14,454	$15,352	$13,030
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.41%	1.49%	1.47%	1.49%	1.68%
Portfolio Turnover Rate[2]	9%	22%	16%	15%	15%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$269.07	$229.09	$182.49	$204.30	$178.28	$153.11
Investment Operations
Net Investment Income	1.465[1]	2.988[1]	3.186[1]	3.102[1]	2.835[1]	2.660
Net Realized and Unrealized Gain (Loss) on Investments	42.581	40.111	46.645	(21.825)	25.980	25.213
Total from Investment Operations	44.046	43.099	49.831	(18.723)	28.815	27.873
Distributions
Dividends from Net Investment Income	(1.576)	(3.119)	(3.231)	(3.087)	(2.795)	(2.703)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.576)	(3.119)	(3.231)	(3.087)	(2.795)	(2.703)
Net Asset Value, End of Period	$311.54	$269.07	$229.09	$182.49	$204.30	$178.28
Total Return	16.40%	19.13%	27.40%	-9.30%	16.27%	18.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,619	$10,172	$8,846	$7,866	$9,531	$8,080
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.41%	1.49%	1.48%	1.50%	1.69%
Portfolio Turnover Rate[2]	9%	22%	16%	15%	15%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
18

Small-Cap Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
19

Small-Cap Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
20

Small-Cap Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $4,698,000, representing less than 0.01% of the fund’s net assets and 1.88% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	136,644,793	—	1,875	136,646,668
Temporary Cash Investments	3,099,741	—	—	3,099,741
Total	139,744,534	—	1,875	139,746,409

Derivative Financial Instruments
Assets
Swap Contracts	—	5,479	—	5,479
Liabilities
Futures Contracts[1]	12,145	—	—	12,145
Swap Contracts	—	6,176	—	6,176
Total	12,145	6,176	—	18,321
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	92,055,550
Gross Unrealized Appreciation	52,659,228
Gross Unrealized Depreciation	(4,981,211)
Net Unrealized Appreciation (Depreciation)	47,678,017
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $6,934,547,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $22,519,646,000 of investment securities and sold $17,791,269,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,749,645,000 and $6,121,147,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $316,484,000 and $3,741,966,000,
22

Small-Cap Index Fund
respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	57,522	561	52,197	745
Issued in Lieu of Cash Distributions	3,438	33	8,214	109
Redeemed	(126,666)	(1,221)	(207,856)	(2,748)
Net Increase (Decrease)—Investor Shares	(65,706)	(627)	(147,445)	(1,894)
ETF Shares
Issued	9,393,196	42,746	16,291,928	103,198
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,761,845)	(26,375)	(12,063,159)	(76,150)
Net Increase (Decrease)—ETF Shares	3,631,351	16,371	4,228,769	27,048
Admiral Shares
Issued	5,333,361	51,813	7,197,182	101,668
Issued in Lieu of Cash Distributions	245,642	2,388	488,424	6,445
Redeemed	(4,725,443)	(45,975)	(9,524,687)	(134,614)
Net Increase (Decrease)—Admiral Shares	853,560	8,226	(1,839,081)	(26,501)
Institutional Shares
Issued	2,949,087	28,561	3,037,642	42,453
Issued in Lieu of Cash Distributions	105,507	1,026	210,983	2,787
Redeemed	(2,615,607)	(25,286)	(4,395,547)	(60,308)
Net Increase (Decrease)—Institutional Shares	438,987	4,301	(1,146,922)	(15,068)
Institutional Plus Shares
Issued	1,313,683	4,419	1,822,548	8,480
Issued in Lieu of Cash Distributions	59,915	202	122,453	562
Redeemed	(1,536,642)	(5,131)	(2,086,851)	(9,851)
Net Increase (Decrease)—Institutional Plus Shares	(163,044)	(510)	(141,850)	(809)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
23

Small-Cap Growth Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	1.7%
Consumer Discretionary	15.4
Consumer Staples	2.9
Energy	2.9
Financials	4.0
Health Care	23.8
Industrials	16.7
Other	0.0
Real Estate	7.8
Technology	21.7
Telecommunications	1.7
Utilities	1.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
24

Small-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*,1			656,566	1.74%
Consumer Discretionary
	Pool Corp.	599,882	275,142	0.73%
	RH*	264,607	179,668	0.47%
	Chegg Inc.*	2,124,412	176,560	0.47%
	Floor & Decor Holdings Inc. Class A*	1,653,039	174,726	0.46%
	Zynga Inc. Class A*	16,290,143	173,164	0.46%
	Five Below Inc.*	882,092	170,482	0.45%
	Liberty Media Corp.-Liberty Formula One Class C*	3,044,636	146,782	0.39%
	Liberty Media Corp.-Liberty Formula One Class A*	386,186	16,463	0.04%
†	Consumer Discretionary—Other*,1		4,505,849	11.91%
			5,818,836	15.38%
Consumer Staples
	Boston Beer Co. Inc. Class A*	143,357	146,339	0.39%
†	Consumer Staples —Other*,1		947,556	2.50%
			1,093,895	2.89%
Energy
	Enphase Energy Inc.*	962,184	176,686	0.47%
	Texas Pacific Land Corp.	97,753	156,379	0.41%
†	Energy—Other*,1		747,846	1.98%
			1,080,911	2.86%
†Financials*,1			1,495,905	3.95%
Health Care
	Charles River Laboratories International Inc.*	791,143	292,660	0.77%
	Avantor Inc.*	7,792,662	276,717	0.73%
	Bio-Techne Corp.	612,606	275,832	0.73%
25

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	PerkinElmer Inc.	1,765,488	272,609	0.72%
	Masimo Corp.*	779,330	188,949	0.50%
	Guardant Health Inc.*	1,513,816	188,001	0.50%
	Intellia Therapeutics Inc.*	1,025,109	165,975	0.44%
	Repligen Corp.*	821,936	164,075	0.43%
	Penumbra Inc.*	546,133	149,673	0.40%
	Syneos Health Inc.*	1,635,018	146,318	0.39%
†	Health Care—Other*,1,2		6,828,054	18.05%
			8,948,863	23.66%
Industrials
	Fair Isaac Corp.*	430,271	216,289	0.57%
	Bill.com Holdings Inc.*	1,145,450	209,824	0.56%
	Graco Inc.	2,666,950	201,888	0.53%
	Lennox International Inc.	535,192	187,745	0.50%
	Toro Co.	1,694,124	186,150	0.49%
	Trex Co. Inc.*	1,817,195	185,736	0.49%
	Nordson Corp.	822,942	180,644	0.48%
	Axon Enterprise Inc.*	1,019,291	180,211	0.48%
	MKS Instruments Inc.	872,332	155,231	0.41%
	A O Smith Corp.	2,118,181	152,636	0.40%
	Watsco Inc.	518,243	148,549	0.39%
†	Industrials—Other*,1		4,272,429	11.29%
			6,277,332	16.59%
†Other*,2,3			30	0.00%
Real Estate
	Equity LifeStyle Properties Inc.	2,582,815	191,929	0.51%
	American Homes 4 Rent Class A	4,343,805	168,757	0.45%
	Americold Realty Trust	3,976,199	150,499	0.40%
	CubeSmart	3,173,041	146,975	0.39%
†	Real Estate—Other*		2,294,667	6.06%
			2,952,827	7.81%
Technology
	Entegris Inc.	2,134,071	262,427	0.69%
	PTC Inc.*	1,655,485	233,854	0.62%
	Avalara Inc.*	1,286,677	208,184	0.55%
	Ceridian HCM Holding Inc.*	2,115,543	202,923	0.54%
	Five9 Inc.*	1,056,065	193,672	0.51%
	Dynatrace Inc.*	3,121,338	182,349	0.48%
	Cree Inc.*	1,819,566	178,190	0.47%
	MongoDB Inc. Class A*	464,794	168,032	0.44%
	Proofpoint Inc.*	902,792	156,869	0.41%
	Guidewire Software Inc.*	1,318,485	148,620	0.39%
	Universal Display Corp.	668,241	148,570	0.39%
	Aspen Technology Inc.*	1,070,916	147,294	0.39%
	Manhattan Associates Inc.*	1,001,712	145,088	0.38%
†	Technology—Other*,1,2		5,812,395	15.38%
			8,188,467	21.64%
Telecommunications
	Cable One Inc.	85,544	163,629	0.43%
†	Telecommunications—Other*,1		493,545	1.31%
			657,174	1.74%
26

Small-Cap Growth Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
Utilities
	Sunrun Inc.*		3,053,667	170,334	0.45%
†	Utilities—Other*			340,715	0.90%
				511,049	1.35%
Total Common Stocks (Cost $25,020,640)				37,681,855	99.61%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[4,5] (Cost $902,938)	0.056%	9,030,335	903,033	2.39%
Total Investments (Cost $25,923,578)				38,584,888	102.00%
Other Assets and Liabilities—Net				(754,819)	(2.00%)
Net Assets				37,830,069	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $733,508,000.
2	Certain securities are valued using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $766,093,000 was received for securities on loan, of which $760,150,000 is held in Vanguard Market Liquidity Fund and $5,943,000 is held in cash.
27

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	399	46,041	388

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bandwidth Inc. Class A	8/31/21	BOANA	5,915	(0.536)	979	—
Beyond Meat Inc.	8/31/21	BOANA	34,901	(0.086)	2,896	—
Bill.com Holdings Inc.	8/31/21	BOANA	14,892	(0.086)	3,424	—
Invitae Corp.	8/31/21	BOANA	10,361	(0.086)	1,782	—
Novocure Ltd.	8/31/21	BOANA	36,720	(0.086)	3,204	—
					12,285	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $12,257,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,020,640)	37,681,855
Affiliated Issuers (Cost $902,938)	903,033
Total Investments in Securities	38,584,888
Investment in Vanguard	1,256
Cash	5,943
Cash Collateral Pledged—Futures Contracts	2,600
Receivables for Investment Securities Sold	187,198
Receivables for Accrued Income	17,927
Receivables for Capital Shares Issued	13,854
Variation Margin Receivable—Futures Contracts	64
Unrealized Appreciation—Over-the-Counter Swap Contracts	12,285
Total Assets	38,826,015
Liabilities
Due to Custodian	95,170
Payables for Investment Securities Purchased	107,876
Collateral for Securities on Loan	766,093
Payables for Capital Shares Redeemed	25,738
Payables to Vanguard	1,069
Total Liabilities	995,946
Net Assets	37,830,069
29

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	25,007,909
Total Distributable Earnings (Loss)	12,822,160
Net Assets	37,830,069

Investor Shares—Net Assets
Applicable to 2,207,276 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	179,830
Net Asset Value Per Share—Investor Shares	$81.47

ETF Shares—Net Assets
Applicable to 55,535,866 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,087,098
Net Asset Value Per Share—ETF Shares	$289.67

Admiral Shares—Net Assets
Applicable to 172,595,616 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,578,335
Net Asset Value Per Share—Admiral Shares	$101.85

Institutional Shares—Net Assets
Applicable to 48,855,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,984,806
Net Asset Value Per Share—Institutional Shares	$81.56
See accompanying Notes, which are an integral part of the Financial Statements.
30

Small-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	62,937
Interest[1]	37
Securities Lending—Net	6,508
Total Income	69,482
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,276
Management and Administrative—Investor Shares	175
Management and Administrative—ETF Shares	4,116
Management and Administrative—Admiral Shares	4,963
Management and Administrative—Institutional Shares	921
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	281
Marketing and Distribution—Admiral Shares	247
Marketing and Distribution—Institutional Shares	48
Custodian Fees	118
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	391
Shareholders’ Reports—Admiral Shares	82
Shareholders’ Reports—Institutional Shares	33
Trustees’ Fees and Expenses	5
Total Expenses	12,663
Net Investment Income	56,819
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,603,062
Futures Contracts	3,247
Swap Contracts	(2,664)
Realized Net Gain (Loss)	2,603,645
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	189,084
Futures Contracts	(188)
Swap Contracts	12,801
Change in Unrealized Appreciation (Depreciation)	201,697
Net Increase (Decrease) in Net Assets Resulting from Operations	2,862,161
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $37,000, less than $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,878,936,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,819	144,245
Realized Net Gain (Loss)	2,603,645	2,982,774
Change in Unrealized Appreciation (Depreciation)	201,697	5,875,892
Net Increase (Decrease) in Net Assets Resulting from Operations	2,862,161	9,002,911
Distributions
Investor Shares	(212)	(736)
ETF Shares	(27,380)	(61,658)
Admiral Shares	(30,171)	(72,055)
Institutional Shares	(6,987)	(17,057)
Total Distributions	(64,750)	(151,506)
Capital Share Transactions
Investor Shares	(44,728)	(12,462)
ETF Shares	507,692	850,058
Admiral Shares	94,790	(644,807)
Institutional Shares	4,393	(513,761)
Net Increase (Decrease) from Capital Share Transactions	562,147	(320,972)
Total Increase (Decrease)	3,359,558	8,530,433
Net Assets
Beginning of Period	34,470,511	25,940,078
End of Period	37,830,069	34,470,511
See accompanying Notes, which are an integral part of the Financial Statements.
32

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$75.20	$55.89	$42.36	$45.24	$37.43	$34.18
Investment Operations
Net Investment Income	.079[1]	.241[1]	.178[1]	.274[1]	.315[1]	.355
Net Realized and Unrealized Gain (Loss) on Investments	6.280	19.331	13.617	(2.879)	7.814	3.257
Total from Investment Operations	6.359	19.572	13.795	(2.605)	8.129	3.612
Distributions
Dividends from Net Investment Income	(.089)	(.262)	(.265)	(.275)	(.319)	(.362)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.089)	(.262)	(.265)	(.275)	(.319)	(.362)
Net Asset Value, End of Period	$81.47	$75.20	$55.89	$42.36	$45.24	$37.43
Total Return[2]	8.46%	35.12%	32.60%	-5.80%	21.78%	10.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$180	$209	$171	$1,461	$1,816	$1,850
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.21%	0.42%	0.35%	0.58%	0.78%	1.03%
Portfolio Turnover Rate[3]	16%	24%	18%	22%	19%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$267.36	$198.68	$150.57	$160.81	$133.07	$121.53
Investment Operations
Net Investment Income	.434[1]	1.129[1]	1.175[1]	1.214[1]	1.320[1]	1.416
Net Realized and Unrealized Gain (Loss) on Investments	22.371	68.729	48.077	(10.263)	27.731	11.563
Total from Investment Operations	22.805	69.858	49.252	(9.049)	29.051	12.979
Distributions
Dividends from Net Investment Income	(.495)	(1.178)	(1.142)	(1.191)	(1.311)	(1.439)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.495)	(1.178)	(1.142)	(1.191)	(1.311)	(1.439)
Net Asset Value, End of Period	$289.67	$267.36	$198.68	$150.57	$160.81	$133.07
Total Return	8.54%	35.29%	32.75%	-5.68%	21.90%	10.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,087	$14,436	$9,833	$7,286	$6,981	$5,328
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.32%	0.55%	0.64%	0.70%	0.90%	1.15%
Portfolio Turnover Rate[2]	16%	24%	18%	22%	19%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$94.02	$69.87	$52.95	$56.55	$46.79	$42.73
Investment Operations
Net Investment Income	.153[1]	.392[1]	.419[1]	.423[1]	.465[1]	.496
Net Realized and Unrealized Gain (Loss) on Investments	7.851	24.172	16.902	(3.605)	9.755	4.069
Total from Investment Operations	8.004	24.564	17.321	(3.182)	10.220	4.565
Distributions
Dividends from Net Investment Income	(.174)	(.414)	(.401)	(.418)	(.460)	(.505)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.174)	(.414)	(.401)	(.418)	(.460)	(.505)
Net Asset Value, End of Period	$101.85	$94.02	$69.87	$52.95	$56.55	$46.79
Total Return[2]	8.52%	35.30%	32.76%	-5.68%	21.92%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,578	$16,149	$12,717	$8,560	$8,729	$6,648
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.32%	0.54%	0.65%	0.70%	0.90%	1.15%
Portfolio Turnover Rate[3]	16%	24%	18%	22%	19%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$75.29	$55.95	$42.40	$45.29	$37.47	$34.22
Investment Operations
Net Investment Income	.126[1]	.319[1]	.327[1]	.335[1]	.375[1]	.401
Net Realized and Unrealized Gain (Loss) on Investments	6.287	19.358	13.550	(2.886)	7.818	3.257
Total from Investment Operations	6.413	19.677	13.877	(2.551)	8.193	3.658
Distributions
Dividends from Net Investment Income	(.143)	(.337)	(.327)	(.339)	(.373)	(.408)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.143)	(.337)	(.327)	(.339)	(.373)	(.408)
Net Asset Value, End of Period	$81.56	$75.29	$55.95	$42.40	$45.29	$37.47
Total Return	8.53%	35.31%	32.77%	-5.69%	21.94%	10.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,985	$3,676	$3,218	$2,858	$3,690	$2,969
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.33%	0.55%	0.64%	0.71%	0.91%	1.16%
Portfolio Turnover Rate[2]	16%	24%	18%	22%	19%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
37

Small-Cap Growth Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
38

Small-Cap Growth Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
39

Small-Cap Growth Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,256,000, representing less than 0.01% of the fund’s net assets and 0.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
40

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	37,680,844	—	1,011	37,681,855
Temporary Cash Investments	903,033	—	—	903,033
Total	38,583,877	—	1,011	38,584,888

Derivative Financial Instruments
Assets
Futures Contracts[1]	388	—	—	388
Swap Contracts	—	12,285	—	12,285
Total	388	12,285	—	12,673
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,961,786
Gross Unrealized Appreciation	13,924,562
Gross Unrealized Depreciation	(1,288,787)
Net Unrealized Appreciation (Depreciation)	12,635,775
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $2,420,434,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $9,302,354,000 of investment securities and sold $8,805,322,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,282,671,000 and $3,138,458,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $1,354,582,000 and $2,512,657,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
41

Small-Cap Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	18,980	236	34,870	559
Issued in Lieu of Cash Distributions	212	3	736	12
Redeemed	(63,920)	(811)	(48,068)	(856)
Net Increase (Decrease)—Investor Shares	(44,728)	(572)	(12,462)	(285)
ETF Shares
Issued	3,709,864	13,041	6,364,154	29,978
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,202,172)	(11,500)	(5,514,096)	(25,475)
Net Increase (Decrease)—ETF Shares	507,692	1,541	850,058	4,503
Admiral Shares
Issued	1,920,815	19,358	2,496,750	35,213
Issued in Lieu of Cash Distributions	27,089	277	65,017	860
Redeemed	(1,853,114)	(18,813)	(3,206,574)	(46,325)
Net Increase (Decrease)—Admiral Shares	94,790	822	(644,807)	(10,252)
Institutional Shares
Issued	440,924	5,565	658,957	11,461
Issued in Lieu of Cash Distributions	6,511	83	15,526	256
Redeemed	(443,042)	(5,618)	(1,188,244)	(20,410)
Net Increase (Decrease)—Institutional Shares	4,393	30	(513,761)	(8,693)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
42

Small-Cap Value Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	5.9%
Consumer Discretionary	16.4
Consumer Staples	3.3
Energy	5.4
Financials	21.3
Health Care	6.7
Industrials	19.9
Real Estate	9.5
Technology	6.4
Telecommunications	1.2
Utilities	4.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
43

Small-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Steel Dynamics Inc.	3,110,808	185,404	0.39%
	Mosaic Co.	5,301,033	169,156	0.35%
	Cleveland-Cliffs Inc.*,1	6,972,292	150,323	0.31%
	Reliance Steel & Aluminum Co.	987,557	149,022	0.31%
†	Basic Materials—Other*,1		2,186,171	4.55%
			2,840,076	5.91%
Consumer Discretionary
	Tapestry Inc.*	4,324,343	188,022	0.39%
	Williams-Sonoma Inc.	1,167,535	186,397	0.39%
	Norwegian Cruise Line Holdings Ltd.*	5,738,289	168,763	0.35%
	Newell Brands Inc.	5,933,409	162,991	0.34%
	Lithia Motors Inc. Class A	461,561	158,611	0.33%
	Gap Inc.	4,361,772	146,774	0.31%
†	Consumer Discretionary—Other*,1		6,853,481	14.26%
			7,865,039	16.37%
Consumer Staples
	Bunge Ltd.	2,083,835	162,852	0.34%
†	Consumer Staples —Other*,1		1,407,310	2.93%
			1,570,162	3.27%
Energy
	Diamondback Energy Inc.	2,807,266	263,574	0.55%
	Marathon Oil Corp.	12,225,426	166,510	0.35%
	Targa Resources Corp.	3,545,959	157,618	0.33%
	Devon Energy Corp.	5,249,223	153,225	0.32%
†	Energy—Other*,1		1,843,137	3.83%
			2,584,064	5.38%
Financials
	Signature Bank	893,190	219,412	0.46%
44

Small-Cap Value Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Apollo Global Management Inc.	3,242,269	201,669	0.42%
	Brown & Brown Inc.	3,713,746	197,348	0.41%
	Invesco Ltd.	6,439,298	172,122	0.36%
	LPL Financial Holdings Inc.	1,177,642	158,958	0.33%
	East West Bancorp Inc.	2,199,461	157,679	0.33%
	Comerica Inc.	2,164,893	154,443	0.32%
	Ares Management Corp. Class A	2,391,112	152,051	0.32%
	First Horizon Corp.	8,565,801	148,017	0.31%
	Assurant Inc.	939,390	146,714	0.31%
†	Financials—Other*,1,2		8,489,540	17.66%
			10,197,953	21.23%
Health Care
	Molina Healthcare Inc.*	905,392	229,118	0.48%
	Novavax Inc.*	999,024	212,103	0.44%
	Jazz Pharmaceuticals plc*	894,247	158,854	0.33%
†	Health Care—Other*,1,2		2,628,086	5.47%
			3,228,161	6.72%
Industrials
	IDEX Corp.	1,177,247	259,053	0.54%
	Howmet Aerospace Inc.*	6,061,554	208,942	0.43%
	Quanta Services Inc.	2,161,168	195,737	0.41%
	Allegion plc	1,394,709	194,283	0.40%
	Booz Allen Hamilton Holding Corp. Class A	2,100,021	178,880	0.37%
	RPM International Inc.	2,007,995	178,069	0.37%
	Pentair plc	2,577,056	173,926	0.36%
	Owens Corning	1,619,675	158,566	0.33%
	Carlisle Cos. Inc.	809,242	154,873	0.32%
	Robert Half International Inc.	1,661,586	147,831	0.31%
	AECOM*	2,270,040	143,739	0.30%
	AptarGroup Inc.	1,018,822	143,491	0.30%
	Sensata Technologies Holding plc*	2,452,643	142,180	0.30%
†	Industrials—Other*,1,3		7,238,434	15.07%
			9,518,004	19.81%
Real Estate
	VICI Properties Inc.	8,327,310	258,313	0.54%
	Medical Properties Trust Inc.	9,120,146	183,315	0.38%
	Gaming & Leisure Properties Inc.	3,428,951	158,863	0.33%
	Jones Lang LaSalle Inc.*	795,768	155,541	0.32%
†	Real Estate—Other*,1,2		3,813,436	7.94%
			4,569,468	9.51%
Technology
	Nuance Communications Inc.*	4,437,205	241,561	0.50%
	DXC Technology Co.*	3,948,718	153,763	0.32%
†	Technology—Other*,1		2,676,692	5.57%
			3,072,016	6.39%
†Telecommunications*,1			554,099	1.15%
Utilities
	Atmos Energy Corp.	2,026,326	194,750	0.41%
	Essential Utilities Inc.	3,809,864	174,111	0.36%
45

Small-Cap Value Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
	UGI Corp.		3,235,261	149,825	0.31%
†	Utilities—Other*			1,394,741	2.90%
				1,913,427	3.98%
Total Common Stocks (Cost $33,246,557)				47,912,469	99.72%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[4,5] (Cost $462,038)	0.056%	4,620,875	462,087	0.96%
Total Investments (Cost $33,708,595)				48,374,556	100.68%
Other Assets and Liabilities—Net				(325,523)	(0.68%)
Net Assets				48,049,033	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Includes non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $415,462,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $45,661,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $439,320,000 was received for securities on loan, of which $425,425,000 is held in Vanguard Market Liquidity Fund and $13,895,000 is held in cash.
46

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	762	87,927	245

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/21	BOANA	7,736	(0.586)	—	(554)
Alliance Data Systems Corp.	8/31/21	BOANA	24,210	(0.086)	—	(3,332)
Bridgebio Pharma Inc.	8/31/21	BOANA	17,760	(0.086)	528	—
National Fuel Gas Co.	8/31/21	BOANA	3,373	(0.486)	52	—
New York Community Bancorp Inc.	8/31/21	BOANA	1,197	(0.436)	—	(96)
Novavax Inc.	1/31/22	GSI	28,061	(0.082)	3,784	—
Popular Inc.	8/31/21	BOANA	8,569	(0.486)	—	(650)
					4,364	(4,632)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $3,432,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,246,557)	47,912,469
Affiliated Issuers (Cost $462,038)	462,087
Total Investments in Securities	48,374,556
Investment in Vanguard	1,675
Cash	13,895
Cash Collateral Pledged—Futures Contracts	3,950
Cash Collateral Pledged—Over-the-Counter Swap Contracts	4,690
Receivables for Investment Securities Sold	124,331
Receivables for Accrued Income	47,723
Receivables for Capital Shares Issued	21,758
Variation Margin Receivable—Futures Contracts	92
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,364
Total Assets	48,597,034
Liabilities
Due to Custodian	43,410
Payables for Investment Securities Purchased	34,631
Collateral for Securities on Loan	439,320
Payables for Capital Shares Redeemed	24,630
Payables to Vanguard	1,378
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,632
Total Liabilities	548,001
Net Assets	48,049,033
48

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	35,326,365
Total Distributable Earnings (Loss)	12,722,668
Net Assets	48,049,033

Investor Shares—Net Assets
Applicable to 6,057,782 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	252,209
Net Asset Value Per Share—Investor Shares	$41.63

ETF Shares—Net Assets
Applicable to 141,428,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,556,783
Net Asset Value Per Share—ETF Shares	$173.63

Admiral Shares—Net Assets
Applicable to 249,431,190 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,609,767
Net Asset Value Per Share—Admiral Shares	$74.61

Institutional Shares—Net Assets
Applicable to 111,029,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,630,274
Net Asset Value Per Share—Institutional Shares	$41.70
See accompanying Notes, which are an integral part of the Financial Statements.
49

Small-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	320,975
Interest[1]	35
Securities Lending—Net	7,612
Total Income	328,622
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,327
Management and Administrative—Investor Shares	232
Management and Administrative—ETF Shares	5,851
Management and Administrative—Admiral Shares	4,971
Management and Administrative—Institutional Shares	1,023
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	348
Marketing and Distribution—Admiral Shares	265
Marketing and Distribution—Institutional Shares	55
Custodian Fees	310
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	785
Shareholders’ Reports—Admiral Shares	93
Shareholders’ Reports—Institutional Shares	31
Trustees’ Fees and Expenses	6
Total Expenses	15,305
Net Investment Income	313,317
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,589,796
Futures Contracts	7,185
Swap Contracts	15,889
Realized Net Gain (Loss)	1,612,870
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,648,378
Futures Contracts	(38)
Swap Contracts	1,780
Change in Unrealized Appreciation (Depreciation)	6,650,120
Net Increase (Decrease) in Net Assets Resulting from Operations	8,576,307
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $35,000, $8,000, and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $821,366,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	313,317	620,314
Realized Net Gain (Loss)	1,612,870	(634,360)
Change in Unrealized Appreciation (Depreciation)	6,650,120	2,345,495
Net Increase (Decrease) in Net Assets Resulting from Operations	8,576,307	2,331,449
Distributions
Investor Shares	(1,915)	(3,847)
ETF Shares	(179,214)	(285,203)
Admiral Shares	(135,736)	(241,645)
Institutional Shares	(33,704)	(63,508)
Total Distributions	(350,569)	(594,203)
Capital Share Transactions
Investor Shares	(33,671)	(25,540)
ETF Shares	2,566,617	1,967,955
Admiral Shares	1,076,103	(82,929)
Institutional Shares	55,267	(39,394)
Net Increase (Decrease) from Capital Share Transactions	3,664,316	1,820,092
Total Increase (Decrease)	11,890,054	3,557,338
Net Assets
Beginning of Period	36,158,979	32,601,641
End of Period	48,049,033	36,158,979
See accompanying Notes, which are an integral part of the Financial Statements.
51

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.08	$32.86	$27.35	$31.82	$29.00	$23.69
Investment Operations
Net Investment Income	.260[1]	.550[1]	.543[1]	.603[1]	.534[1]	.477
Net Realized and Unrealized Gain (Loss) on Investments	7.575	1.208	5.608	(4.471)	2.820	5.315
Total from Investment Operations	7.835	1.758	6.151	(3.868)	3.354	5.792
Distributions
Dividends from Net Investment Income	(.285)	(.538)	(.641)	(.602)	(.534)	(.482)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.285)	(.538)	(.641)	(.602)	(.534)	(.482)
Net Asset Value, End of Period	$41.63	$34.08	$32.86	$27.35	$31.82	$29.00
Total Return[2]	23.03%	5.72%	22.61%	-12.34%	11.67%	24.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$252	$234	$255	$1,501	$2,060	$2,357
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.98%	1.76%	1.92%	1.82%	1.96%
Portfolio Turnover Rate[3]	8%	26%	19%	18%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$142.13	$137.05	$114.05	$132.71	$120.95	$98.81
Investment Operations
Net Investment Income	1.169[1]	2.584[1]	2.840[1]	2.720[1]	2.427[1]	2.119
Net Realized and Unrealized Gain (Loss) on Investments	31.618	4.884	22.984	(18.702)	11.709	22.159
Total from Investment Operations	32.787	7.468	25.824	(15.982)	14.136	24.278
Distributions
Dividends from Net Investment Income	(1.287)	(2.388)	(2.824)	(2.678)	(2.376)	(2.138)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.287)	(2.388)	(2.824)	(2.678)	(2.376)	(2.138)
Net Asset Value, End of Period	$173.63	$142.13	$137.05	$114.05	$132.71	$120.95
Total Return	23.10%	5.82%	22.76%	-12.22%	11.79%	24.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,557	$17,837	$14,808	$11,560	$12,650	$10,042
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.45%	2.23%	2.19%	2.04%	1.94%	2.08%
Portfolio Turnover Rate[2]	8%	26%	19%	18%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$61.07	$58.89	$49.01	$57.02	$51.97	$42.46
Investment Operations
Net Investment Income	.503[1]	1.058[1]	1.230[1]	1.165[1]	1.039[1]	.911
Net Realized and Unrealized Gain (Loss) on Investments	13.590	2.148	9.863	(8.024)	5.032	9.518
Total from Investment Operations	14.093	3.206	11.093	(6.859)	6.071	10.429
Distributions
Dividends from Net Investment Income	(.553)	(1.026)	(1.213)	(1.151)	(1.021)	(.919)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.553)	(1.026)	(1.213)	(1.151)	(1.021)	(.919)
Net Asset Value, End of Period	$74.61	$61.07	$58.89	$49.01	$57.02	$51.97
Total Return[2]	23.12%	5.85%	22.76%	-12.23%	11.80%	24.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,610	$14,314	$13,907	$10,167	$11,278	$9,469
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.45%	2.13%	2.21%	2.04%	1.94%	2.08%
Portfolio Turnover Rate[3]	8%	26%	19%	18%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.14	$32.92	$27.39	$31.87	$29.05	$23.73
Investment Operations
Net Investment Income	.283[1]	.597[1]	.684[1]	.651[1]	.587[1]	.510
Net Realized and Unrealized Gain (Loss) on Investments	7.588	1.199	5.527	(4.485)	2.808	5.324
Total from Investment Operations	7.871	1.796	6.211	(3.834)	3.395	5.834
Distributions
Dividends from Net Investment Income	(.311)	(.576)	(.681)	(.646)	(.575)	(.514)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.311)	(.576)	(.681)	(.646)	(.575)	(.514)
Net Asset Value, End of Period	$41.70	$34.14	$32.92	$27.39	$31.87	$29.05
Total Return	23.10%	5.86%	22.81%	-12.23%	11.80%	24.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,630	$3,774	$3,632	$3,077	$3,649	$2,882
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.46%	2.14%	2.20%	2.05%	1.95%	2.09%
Portfolio Turnover Rate[2]	8%	26%	19%	18%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Small-Cap Value Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
57

Small-Cap Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
58

Small-Cap Value Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,675,000, representing less than 0.01% of the fund’s net assets and 0.67% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,912,379	—	90	47,912,469
Temporary Cash Investments	462,087	—	—	462,087
Total	48,374,466	—	90	48,374,556

Derivative Financial Instruments
Assets
Futures Contracts[1]	245	—	—	245
Swap Contracts	—	4,364	—	4,364
Total	245	4,364	—	4,609
Liabilities
Swap Contracts	—	4,632	—	4,632
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,756,987
Gross Unrealized Appreciation	16,021,391
Gross Unrealized Depreciation	(1,403,845)
Net Unrealized Appreciation (Depreciation)	14,617,546
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $3,492,784,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $8,470,511,000 of investment securities and sold $4,843,519,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,511,209,000 and $1,205,310,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $810,302,000 and $1,910,296,000,
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Small-Cap Value Index Fund
respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	44,585	1,136	19,233	700
Issued in Lieu of Cash Distributions	1,915	48	3,847	138
Redeemed	(80,171)	(1,989)	(48,620)	(1,724)
Net Increase (Decrease)—Investor Shares	(33,671)	(805)	(25,540)	(886)
ETF Shares
Issued	3,681,583	22,505	4,997,914	43,220
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,114,966)	(6,575)	(3,029,959)	(25,775)
Net Increase (Decrease)—ETF Shares	2,566,617	15,930	1,967,955	17,445
Admiral Shares
Issued	2,736,489	38,698	3,197,023	67,416
Issued in Lieu of Cash Distributions	117,985	1,654	210,169	4,208
Redeemed	(1,778,371)	(25,313)	(3,490,121)	(73,393)
Net Increase (Decrease)—Admiral Shares	1,076,103	15,039	(82,929)	(1,769)
Institutional Shares
Issued	653,471	16,451	884,087	33,455
Issued in Lieu of Cash Distributions	31,499	790	57,484	2,056
Redeemed	(629,703)	(16,769)	(980,965)	(35,290)
Net Increase (Decrease)—Institutional Shares	55,267	472	(39,394)	221
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
61

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
62

The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
63

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q482 082021

Semiannual Report  |  June 30, 2021
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,153.80	$1.01
ETF Shares	1,000.00	1,154.40	0.32
AdmiralTM Shares	1,000.00	1,154.50	0.32
Institutional Shares	1,000.00	1,154.60	0.27
Institutional Plus Shares	1,000.00	1,154.70	0.21
Institutional Select Shares	1,000.00	1,154.80	0.11
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,152.50	$0.91
ETF Shares	1,000.00	1,153.20	0.21
Admiral Shares	1,000.00	1,153.10	0.27
Institutional Shares	1,000.00	1,153.10	0.21
Institutional Plus Shares	1,000.00	1,153.20	0.16
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,115.50	$1.00
ETF Shares	1,000.00	1,116.30	0.37
Admiral Shares	1,000.00	1,116.30	0.37
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,191.20	$1.03
ETF Shares	1,000.00	1,192.00	0.38
Admiral Shares	1,000.00	1,192.10	0.38

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.50	0.30
AdmiralTM Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.70	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Extended Market Index Fund
Fund Allocation
As of June 30, 2021
Communication Services	6.3%
Consumer Discretionary	11.6
Consumer Staples	2.7
Energy	2.4
Financials	13.5
Health Care	15.5
Industrials	13.4
Information Technology	22.3
Materials	3.7
Other	0.0
Real Estate	6.8
Utilities	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Extended Market Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Communication Services
	Snap Inc. Class A*	13,357,775	910,199	0.80%
	Match Group Inc.*	3,836,407	618,621	0.54%
	Pinterest Inc. Class A*	7,785,354	614,654	0.54%
	Roku Inc. Class A*	1,314,678	603,766	0.53%
	Liberty Broadband Corp. Class C*	2,429,645	421,932	0.37%
	AMC Entertainment Holdings Inc. Class A*,1	7,077,805	401,170	0.35%
	Zillow Group Inc. Class C*	2,142,196	261,819	0.23%
	Zillow Group Inc. Class A*	653,145	80,030	0.07%
	Liberty Broadband Corp. Class A*	157,517	26,490	0.02%
†	Communication Services—Other*,1,2		3,183,786	2.77%
			7,122,467	6.22%
Consumer Discretionary
	Lululemon Athletica Inc.*	1,681,572	613,723	0.54%
	Peloton Interactive Inc. Class A*	3,827,712	474,713	0.42%
	Airbnb Inc. Class A*	2,087,180	319,631	0.28%
	Burlington Stores Inc.*	939,474	302,501	0.26%
	Wayfair Inc. Class A*	915,477	289,025	0.25%
	Carvana Co.*	920,994	277,974	0.24%
†	Consumer Discretionary—Other*,1,2		10,873,027	9.50%
			13,150,594	11.49%
Consumer Staples
	Keurig Dr Pepper Inc.	8,182,390	288,347	0.25%
†	Consumer Staples—Other*,1		2,739,829	2.40%
			3,028,176	2.65%
Energy
	Cheniere Energy Inc.*	3,265,988	283,292	0.25%
†	Energy—Other*,1,2		2,435,487	2.12%
			2,718,779	2.37%

Extended Market Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Financials
	Blackstone Group Inc.	9,686,293	940,927	0.82%
	KKR & Co. Inc.	8,217,609	486,811	0.43%
†	Financials—Other*,1,2		13,876,590	12.12%
			15,304,328	13.37%
Health Care
	Moderna Inc.*	4,345,548	1,021,117	0.89%
	Veeva Systems Inc. Class A*	1,885,773	586,381	0.51%
	Teladoc Health Inc.*	1,859,060	309,143	0.27%
	Exact Sciences Corp.*	2,431,784	302,295	0.26%
	Horizon Therapeutics plc*	3,181,343	297,901	0.26%
	Alnylam Pharmaceuticals Inc.*	1,666,295	282,470	0.25%
	Seagen Inc.*	1,718,491	271,315	0.24%
	Novocure Ltd.*	1,220,178	270,660	0.24%
†	Health Care—Other*,1,2		14,216,196	12.42%
			17,557,478	15.34%
Industrials
	Uber Technologies Inc.*	21,037,893	1,054,419	0.92%
	CoStar Group Inc.*	5,585,352	462,579	0.40%
	TransUnion	2,703,400	296,860	0.26%
†	Industrials—Other*,1,2,3		13,376,905	11.69%
			15,190,763	13.27%
Information Technology
	Square Inc. Class A*	5,580,220	1,360,458	1.19%
	Zoom Video Communications Inc. Class A*	3,033,193	1,173,937	1.03%
	Twilio Inc. Class A*	2,108,302	831,008	0.73%
	DocuSign Inc.*	2,767,415	773,686	0.68%
	Crowdstrike Holdings Inc. Class A*	2,835,643	712,625	0.62%
	Marvell Technology Inc.	11,594,622	676,314	0.59%
	Workday Inc. Class A*	2,538,399	606,017	0.53%
	Palo Alto Networks Inc.*	1,378,069	511,332	0.45%
	Trade Desk Inc. Class A*	6,131,278	474,316	0.41%
	Okta Inc. Class A*	1,772,639	433,729	0.38%
	EPAM Systems Inc.*	796,569	407,015	0.36%
	HubSpot Inc.*	623,711	363,449	0.32%
	Dell Technologies Inc. Class C*	3,519,886	350,827	0.31%
	Slack Technologies Inc. Class A*	7,263,525	321,774	0.28%
	Datadog Inc. Class A*	3,090,099	321,617	0.28%
	RingCentral Inc. Class A*	1,096,700	318,679	0.28%
	Splunk Inc.*	2,102,816	304,025	0.27%
	Cloudflare Inc. Class A*	2,732,784	289,238	0.25%
	MongoDB Inc. Class A*	757,873	273,986	0.24%
	Coupa Software Inc.*	1,042,634	273,285	0.24%
	BM Technologies Inc. (Acquired 12/17/20, Cost $961)*,4	66,937	749	0.00%
†	Information Technology—Other*,1,2		14,437,118	12.59%
			25,215,184	22.03%
†Materials*,1,2			4,209,534	3.68%
†Other*,2,5			225	0.00%
Real Estate
	Invitation Homes Inc.	8,010,086	298,696	0.26%

Extended Market Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
	Sun Communities Inc.		1,590,005	272,527	0.24%
†	Real Estate—Other*,1			7,168,832	6.26%
				7,740,055	6.76%
†Utilities*,1				2,026,675	1.77%
Total Common Stocks (Cost $70,199,705)				113,264,258	98.95%
†Preferred Stocks (Cost $143)				190	0.00%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[6,7] (Cost $3,510,384)	0.056%	35,106,450	3,510,645	3.07%
Total Investments (Cost $73,710,232)				116,775,093	102.02%
Other Assets and Liabilities—Net				(2,307,311)	(2.02%)
Net Assets				114,467,782	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Includes non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,373,517,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $45,527,000, representing 0.0% of net assets.
4	Restricted securities totaling $749,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $2,526,378,000 was received for securities on loan, of which $2,486,865,000 is held in Vanguard Market Liquidity Fund and $39,513,000 is held in cash.

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	4,488	517,870	(5,138)
E-mini S&P 500 Index	September 2021	876	187,841	4,121
E-mini S&P Mid-Cap 400 Index	September 2021	110	29,616	(589)
				(1,606)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/21	BOANA	7,736	(0.586)	—	(555)
Bandwidth Inc. Class A	8/31/21	BOANA	8,280	(0.536)	1,371	—
New York Community Bancorp Inc.	8/31/21	BOANA	1,197	(0.436)	—	(96)
RingCentral Inc. Class A	8/31/21	BOANA	13,124	(0.586)	1,399	—
Roku Inc. Class A	1/31/22	GSI	110,461	(0.082)	38,792	—
Seagen Inc.	8/31/21	BOANA	11,651	(0.086)	189	—
Sirius XM Holdings Inc.	1/31/22	GSI	26,520	(0.082)	—	(361)
Splunk Inc.	8/31/21	BOANA	26,664	(0.086)	5,142	—
Twilio Inc. Class A	8/31/21	BOANA	67,200	(0.086)	11,628	—
Veeva Systems Inc. Class A	8/31/21	BOANA	18,937	(0.086)	1,273	—
Vistra Corp.	8/31/21	BOANA	5,660	(0.386)	884	—
Wayfair Inc. Class A	8/31/21	BOANA	39,850	(0.086)	1,189	—
Workday Inc. Class A	8/31/21	BOANA	32,021	(0.086)	1,401	—
					63,268	(1,012)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $60,376,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $70,199,848)	113,264,448
Affiliated Issuers (Cost $3,510,384)	3,510,645
Total Investments in Securities	116,775,093
Investment in Vanguard	3,834
Cash	39,513
Cash Collateral Pledged—Futures Contracts	40,302
Receivables for Investment Securities Sold	385,320
Receivables for Accrued Income	75,224
Receivables for Capital Shares Issued	137,747
Variation Margin Receivable—Futures Contracts	1,036
Unrealized Appreciation—Over-the-Counter Swap Contracts	63,268
Total Assets	117,521,337
Liabilities
Due to Custodian	280,170
Payables for Investment Securities Purchased	35,891
Collateral for Securities on Loan	2,526,378
Payables for Capital Shares Redeemed	207,966
Payables to Vanguard	2,138
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,012
Total Liabilities	3,053,555
Net Assets	114,467,782

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	70,876,098
Total Distributable Earnings (Loss)	43,591,684
Net Assets	114,467,782

Investor Shares—Net Assets
Applicable to 3,236,938 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	463,827
Net Asset Value Per Share—Investor Shares	$143.29

ETF Shares—Net Assets
Applicable to 92,758,889 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,506,827
Net Asset Value Per Share—ETF Shares	$188.73

Admiral Shares—Net Assets
Applicable to 214,464,816 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,710,281
Net Asset Value Per Share—Admiral Shares	$143.19

Institutional Shares—Net Assets
Applicable to 154,156,962 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,072,875
Net Asset Value Per Share—Institutional Shares	$143.18

Institutional Plus Shares—Net Assets
Applicable to 41,900,068 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,805,655
Net Asset Value Per Share—Institutional Plus Shares	$353.36

Institutional Select Shares—Net Assets
Applicable to 125,642,517 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,908,317
Net Asset Value Per Share—Institutional Select Shares	$230.08
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	419,311
Interest[1]	403
Securities Lending—Net	37,896
Total Income	457,610
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,743
Management and Administrative—Investor Shares	425
Management and Administrative—ETF Shares	3,759
Management and Administrative—Admiral Shares	7,590
Management and Administrative—Institutional Shares	4,437
Management and Administrative—Institutional Plus Shares	2,131
Management and Administrative—Institutional Select Shares	2,048
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—ETF Shares	292
Marketing and Distribution—Admiral Shares	359
Marketing and Distribution—Institutional Shares	244
Marketing and Distribution—Institutional Plus Shares	73
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	824
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	290
Shareholders’ Reports—Admiral Shares	92
Shareholders’ Reports—Institutional Shares	86
Shareholders’ Reports—Institutional Plus Shares	59
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	15
Total Expenses	24,480
Net Investment Income	433,130
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,951,786
Futures Contracts	102,408
Swap Contracts	(5,940)
Realized Net Gain (Loss)	3,048,254

Extended Market Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,439,931
Futures Contracts	(15,124)
Swap Contracts	62,026
Change in Unrealized Appreciation (Depreciation)	11,486,833
Net Increase (Decrease) in Net Assets Resulting from Operations	14,968,217
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $395,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,938,531,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	433,130	872,480
Realized Net Gain (Loss)	3,048,254	8,918,158
Change in Unrealized Appreciation (Depreciation)	11,486,833	13,654,329
Net Increase (Decrease) in Net Assets Resulting from Operations	14,968,217	23,444,967
Distributions
Investor Shares	(2,428)	(4,603)
ETF Shares	(92,946)	(137,503)
Admiral Shares	(169,332)	(294,052)
Institutional Shares	(123,317)	(203,836)
Institutional Plus Shares	(79,833)	(128,356)
Institutional Select Shares	(163,026)	(266,898)
Total Distributions	(630,882)	(1,035,248)
Capital Share Transactions
Investor Shares	(55,588)	(104,325)
ETF Shares	1,683,310	2,263,951
Admiral Shares	(29,994)	(1,839,723)
Institutional Shares	591,271	(660,488)
Institutional Plus Shares	1,368,342	(518,910)
Institutional Select Shares	777,212	(297,897)
Net Increase (Decrease) from Capital Share Transactions	4,334,553	(1,157,392)
Total Increase (Decrease)	18,671,888	21,252,327
Net Assets
Beginning of Period	95,795,894	74,543,567
End of Period	114,467,782	95,795,894
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$124.83	$95.66	$75.74	$84.80	$72.76	$63.61
Investment Operations
Net Investment Income	.461[1]	.983[1]	.962[1]	1.193[1]	.916[1]	.919
Net Realized and Unrealized Gain (Loss) on Investments	18.696	29.401	20.089	(9.104)	12.074	9.182
Total from Investment Operations	19.157	30.384	21.051	(7.911)	12.990	10.101
Distributions
Dividends from Net Investment Income	(.697)	(1.214)	(1.131)	(1.149)	(.950)	(.951)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.697)	(1.214)	(1.131)	(1.149)	(.950)	(.951)
Net Asset Value, End of Period	$143.29	$124.83	$95.66	$75.74	$84.80	$72.76
Total Return[2]	15.38%	32.04%	27.87%	-9.47%	17.94%	15.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$464	$454	$455	$1,139	$1,548	$2,021
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.68%	1.04%	1.09%	1.38%	1.24%	1.48%
Portfolio Turnover Rate[3]	6%	19%	13%	10%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$164.43	$126.02	$99.77	$111.72	$95.86	$83.80
Investment Operations
Net Investment Income	.710[1]	1.509[1]	1.636[1]	1.742[1]	1.420[1]	1.324
Net Realized and Unrealized Gain (Loss) on Investments	24.629	38.668	26.255	(12.036)	15.835	12.107
Total from Investment Operations	25.339	40.177	27.891	(10.294)	17.255	13.431
Distributions
Dividends from Net Investment Income	(1.039)	(1.767)	(1.641)	(1.656)	(1.395)	(1.371)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.039)	(1.767)	(1.641)	(1.656)	(1.395)	(1.371)
Net Asset Value, End of Period	$188.73	$164.43	$126.02	$99.77	$111.72	$95.86
Total Return	15.44%	32.20%	28.04%	-9.37%	18.10%	16.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,507	$13,761	$8,119	$6,095	$5,711	$4,387
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.79%	1.20%	1.40%	1.50%	1.37%	1.61%
Portfolio Turnover Rate[2]	6%	19%	13%	10%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$124.75	$95.61	$75.70	$84.76	$72.72	$63.58
Investment Operations
Net Investment Income	.543[1]	1.112[1]	1.236[1]	1.307[1]	1.071[1]	1.005
Net Realized and Unrealized Gain (Loss) on Investments	18.684	29.367	19.918	(9.111)	12.026	9.175
Total from Investment Operations	19.227	30.479	21.154	(7.804)	13.097	10.180
Distributions
Dividends from Net Investment Income	(.787)	(1.339)	(1.244)	(1.256)	(1.057)	(1.040)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.787)	(1.339)	(1.244)	(1.256)	(1.057)	(1.040)
Net Asset Value, End of Period	$143.19	$124.75	$95.61	$75.70	$84.76	$72.72
Total Return[2]	15.45%	32.21%	28.03%	-9.36%	18.11%	16.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,710	$26,784	$22,391	$17,644	$19,712	$15,830
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.80%	1.18%	1.39%	1.50%	1.37%	1.61%
Portfolio Turnover Rate[3]	6%	19%	13%	10%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$124.74	$95.60	$75.69	$84.75	$72.72	$63.58
Investment Operations
Net Investment Income	.549[1]	1.125[1]	1.239[1]	1.319[1]	1.085[1]	1.018
Net Realized and Unrealized Gain (Loss) on Investments	18.685	29.364	19.925	(9.113)	12.018	9.175
Total from Investment Operations	19.234	30.489	21.164	(7.794)	13.103	10.193
Distributions
Dividends from Net Investment Income	(.794)	(1.349)	(1.254)	(1.266)	(1.073)	(1.053)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.794)	(1.349)	(1.254)	(1.266)	(1.073)	(1.053)
Net Asset Value, End of Period	$143.18	$124.74	$95.60	$75.69	$84.75	$72.72
Total Return	15.46%	32.23%	28.05%	-9.35%	18.12%	16.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,073	$18,659	$14,927	$12,443	$13,359	$10,554
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.81%	1.19%	1.40%	1.51%	1.39%	1.63%
Portfolio Turnover Rate[2]	6%	19%	13%	10%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$307.85	$235.94	$186.80	$209.16	$179.47	$156.89
Investment Operations
Net Investment Income	1.364[1]	2.798[1]	3.078[1]	3.208[1]	2.611[1]	2.525
Net Realized and Unrealized Gain (Loss) on Investments	46.123	72.466	49.178	(22.426)	29.741	22.668
Total from Investment Operations	47.487	75.264	52.256	(19.218)	32.352	25.193
Distributions
Dividends from Net Investment Income	(1.977)	(3.354)	(3.116)	(3.142)	(2.662)	(2.613)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.977)	(3.354)	(3.116)	(3.142)	(2.662)	(2.613)
Net Asset Value, End of Period	$353.36	$307.85	$235.94	$186.80	$209.16	$179.47
Total Return	15.47%	32.24%	28.07%	-9.35%	18.13%	16.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,806	$11,665	$9,486	$7,559	$10,565	$13,530
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.82%	1.20%	1.41%	1.52%	1.40%	1.64%
Portfolio Turnover Rate[2]	6%	19%	13%	10%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,				June 27, 2016[1] to December 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$200.45	$153.63	$121.63	$136.19	$116.85	$98.43
Investment Operations
Net Investment Income	.915[2]	1.855[2]	2.059[2]	2.184[2]	1.891[2]	1.050
Net Realized and Unrealized Gain (Loss) on Investments	30.024	47.179	31.999	(14.655)	19.221	18.428
Total from Investment Operations	30.939	49.034	34.058	(12.471)	21.112	19.478
Distributions
Dividends from Net Investment Income	(1.309)	(2.214)	(2.058)	(2.089)	(1.772)	(1.058)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.309)	(2.214)	(2.058)	(2.089)	(1.772)	(1.058)
Net Asset Value, End of Period	$230.08	$200.45	$153.63	$121.63	$136.19	$116.85
Total Return	15.48%	32.27%	28.09%	-9.32%	18.17%	19.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,908	$24,472	$19,166	$13,390	$12,250	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	0.84%	1.22%	1.44%	1.55%	1.43%	1.88%[3]
Portfolio Turnover Rate[4]	6%	19%	13%	10%	11%	12%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Extended Market Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Extended Market Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Extended Market Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $3,834,000, representing less than 0.01% of the fund’s net assets and 1.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Extended Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	113,252,811	771	10,676	113,264,258
Preferred Stocks	190	—	—	190
Temporary Cash Investments	3,510,645	—	—	3,510,645
Total	116,763,646	771	10,676	116,775,093

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,121	—	—	4,121
Swap Contracts	—	63,268	—	63,268
Total	4,121	63,268	—	67,389
Liabilities
Futures Contracts[1]	5,727	—	—	5,727
Swap Contracts	—	1,012	—	1,012
Total	5,727	1,012	—	6,739
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	73,930,233
Gross Unrealized Appreciation	47,612,463
Gross Unrealized Depreciation	(4,706,953)
Net Unrealized Appreciation (Depreciation)	42,905,510
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $2,389,106,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $15,326,026,000 of investment securities and sold $11,337,913,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,184,689,000 and $4,600,417,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	25,956	189	22,830	247
Issued in Lieu of Cash Distributions	2,428	18	4,603	45
Redeemed	(83,972)	(610)	(131,758)	(1,409)
Net Increase (Decrease)—Investor Shares	(55,588)	(403)	(104,325)	(1,117)
ETF Shares
Issued	6,362,626	35,168	14,624,815	107,064
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,679,316)	(26,100)	(12,360,864)	(87,800)
Net Increase (Decrease)—ETF Shares	1,683,310	9,068	2,263,951	19,264
Admiral Shares
Issued	2,386,649	17,506	3,059,775	34,243
Issued in Lieu of Cash Distributions	142,564	1,059	247,838	2,462
Redeemed	(2,559,207)	(18,800)	(5,147,336)	(56,192)
Net Increase (Decrease)—Admiral Shares	(29,994)	(235)	(1,839,723)	(19,487)
Institutional Shares
Issued	2,811,874	20,718	2,848,323	30,960
Issued in Lieu of Cash Distributions	115,418	857	191,072	1,896
Redeemed	(2,336,021)	(16,993)	(3,699,883)	(39,412)
Net Increase (Decrease)—Institutional Shares	591,271	4,582	(660,488)	(6,556)
Institutional Plus Shares
Issued	2,421,687	7,101	1,524,569	6,648
Issued in Lieu of Cash Distributions	76,028	229	122,184	493
Redeemed	(1,129,373)	(3,322)	(2,165,663)	(9,455)
Net Increase (Decrease)—Institutional Plus Shares	1,368,342	4,008	(518,910)	(2,314)
Institutional Select Shares
Issued	1,260,029	5,758	1,631,575	10,461
Issued in Lieu of Cash Distributions	163,026	753	266,898	1,647
Redeemed	(645,843)	(2,955)	(2,196,370)	(14,775)
Net Increase (Decrease)—Institutional Select Shares	777,212	3,556	(297,897)	(2,667)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	3.3%
Consumer Discretionary	15.8
Consumer Staples	3.8
Energy	4.3
Financials	11.2
Health Care	11.8
Industrials	14.6
Real Estate	8.7
Technology	18.7
Telecommunications	2.2
Utilities	5.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (3.3%)
	International Flavors & Fragrances Inc.	5,543,294	828,168
	Fastenal Co.	12,790,290	665,095
	Nucor Corp.	6,663,963	639,274
	International Paper Co.	8,723,887	534,861
	Albemarle Corp.	2,599,316	437,881
	Avery Dennison Corp.	1,848,553	388,640
	Celanese Corp.	2,508,218	380,246
	Eastman Chemical Co.	3,040,023	354,923
	FMC Corp.	2,869,862	310,519
	LyondellBasell Industries NV Class A	2,978,194	306,367
	CF Industries Holdings Inc.	2,389,334	122,931
	Westlake Chemical Corp.	357,585	32,215
	Freeport-McMoRan Inc.	18	—
			5,001,120
Consumer Discretionary (15.7%)
*	Chipotle Mexican Grill Inc.	626,894	971,899
*	Aptiv plc	6,023,137	947,620
*,1	Trade Desk Inc. Class A	9,602,982	742,887
*	Peloton Interactive Inc. Class A	5,685,645	705,134
	DR Horton Inc.	7,226,059	653,019
*	Copart Inc.	4,741,710	625,100
*,1	AMC Entertainment Holdings Inc. Class A	10,985,152	622,638
	Lennar Corp. Class A	6,235,296	619,477
*	Delta Air Lines Inc.	14,243,399	616,169
*	Etsy Inc.	2,830,525	582,635
	ViacomCBS Inc. Class B	12,871,010	581,770
	Best Buy Co. Inc.	5,018,669	577,047
*	Wayfair Inc. Class A	1,642,452	518,538
*	Dollar Tree Inc.	5,211,228	518,517
*	Expedia Group Inc.	3,149,976	515,683
	Garmin Ltd.	3,423,514	495,177
*	Carnival Corp.	18,428,196	485,767
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	1,323,582	483,068
	Tractor Supply Co.	2,566,751	477,570
*	Burlington Stores Inc.	1,481,919	477,163
*	CarMax Inc.	3,633,348	469,247
*	Caesars Entertainment Inc.	4,415,316	458,089
*	Take-Two Interactive Software Inc.	2,575,602	455,933
*	Ulta Beauty Inc.	1,233,505	426,509
	Darden Restaurants Inc.	2,913,832	425,390
*	Royal Caribbean Cruises Ltd.	4,818,756	410,943
	Genuine Parts Co.	3,217,332	406,896
	Domino's Pizza Inc.	864,683	403,366
	MGM Resorts International	9,285,573	396,030
	Omnicom Group Inc.	4,791,311	383,257
*	NVR Inc.	76,955	382,720
*	United Airlines Holdings Inc.	7,205,407	376,771
*	Hilton Worldwide Holdings Inc.	3,101,354	374,085
*	AutoZone Inc.	245,373	366,150
*	Southwest Airlines Co.	6,584,247	349,558
*	Lyft Inc. Class A	5,711,151	345,410
*	DraftKings Inc. Class A	6,250,735	326,101
	Whirlpool Corp.	1,394,905	304,117
	PulteGroup Inc.	5,564,710	303,666
	Advance Auto Parts Inc.	1,457,176	298,925
*	Wynn Resorts Ltd.	2,318,100	283,504
*	LKQ Corp.	5,720,047	281,541
	News Corp. Class A	10,851,032	279,631
*	Live Nation Entertainment Inc.	3,166,074	277,316
	Hasbro Inc.	2,910,520	275,102
	BorgWarner Inc.	5,341,408	259,272
	Fox Corp. Class A	6,944,402	257,846
*	Discovery Inc. Class C	6,988,915	202,539
	L Brands Inc.	2,484,636	179,043
	Rollins Inc.	4,928,281	168,547

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,457,876	160,411
*	American Airlines Group Inc.	7,146,908	151,586
	Interpublic Group of Cos. Inc.	4,385,119	142,472
*	Vail Resorts Inc.	448,538	141,971
*,1	GameStop Corp. Class A	661,440	141,641
*	Penn National Gaming Inc.	1,741,862	133,235
	Fox Corp. Class B	3,747,098	131,898
*,1	Chewy Inc. Class A	1,636,106	130,414
[1]	Sirius XM Holdings Inc.	18,222,012	119,172
	Lear Corp.	669,718	117,388
*,1	Discovery Inc. Class A	3,564,943	109,372
	Aramark	2,838,841	105,747
*,1	QuantumScape Corp. Class A	2,888,710	84,524
	Warner Music Group Corp. Class A	2,081,427	75,015
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,511,049	70,385
	Lennar Corp. Class B	212,879	17,339
	News Corp. Class B	355,310	8,652
[1]	ViacomCBS Inc. Class A	171,498	8,309
*	Endeavor Group Holdings Inc. Class A	25,261	700
			24,194,613
Consumer Staples (3.8%)
	Corteva Inc.	16,442,007	729,203
	Clorox Co.	2,769,713	498,299
	McCormick & Co. Inc. (Non-Voting)	5,545,204	489,752
	Tyson Foods Inc. Class A	6,564,621	484,207
	Church & Dwight Co. Inc.	5,461,722	465,448
	Conagra Brands Inc.	10,688,677	388,854
	Archer-Daniels-Midland Co.	6,221,420	377,018
	AmerisourceBergen Corp.	3,202,106	366,609
	Kellogg Co.	5,687,000	365,845
	McKesson Corp.	1,761,348	336,840
	J M Smucker Co.	2,318,517	300,410
	Kroger Co.	7,586,860	290,653
	Hormel Foods Corp.	5,564,321	265,696
	Lamb Weston Holdings Inc.	3,257,686	262,765
		Shares	Market Value• ($000)
	Campbell Soup Co.	3,385,212	154,332
*	Molson Coors Beverage Co. Class B	2,009,959	107,915
			5,883,846
Energy (4.2%)
	Pioneer Natural Resources Co.	4,889,456	794,634
	Valero Energy Corp.	9,102,804	710,747
	Occidental Petroleum Corp.	19,747,361	617,500
	ONEOK Inc.	9,921,966	552,058
	Hess Corp.	6,181,614	539,779
*	Cheniere Energy Inc.	5,081,717	440,788
	Marathon Petroleum Corp.	7,267,090	439,078
	Halliburton Co.	18,822,914	435,186
*	Plug Power Inc.	12,656,228	432,716
	Phillips 66	4,875,384	418,406
	Baker Hughes Co.	16,371,494	374,416
	Williams Cos. Inc.	11,526,024	306,016
*	Enphase Energy Inc.	1,359,856	249,710
	Devon Energy Corp.	7,537,417	220,017
			6,531,051
Financials (11.1%)
	MSCI Inc.	1,743,728	929,547
	Discover Financial Services	6,789,679	803,151
	First Republic Bank	3,924,980	734,638
*	SVB Financial Group	1,209,597	673,056
	Willis Towers Watson plc	2,872,237	660,672
	Arthur J Gallagher & Co.	4,592,691	643,344
	Ameriprise Financial Inc.	2,581,154	642,398
	Fifth Third Bancorp	15,677,084	599,335
	Northern Trust Corp.	4,403,422	509,124
	Hartford Financial Services Group Inc.	7,954,614	492,947
	Huntington Bancshares Inc.	32,878,794	469,180
	American International Group Inc.	9,555,611	454,847
	Nasdaq Inc.	2,557,975	449,692
	State Street Corp.	5,457,405	449,035
	KeyCorp	21,612,776	446,304
	Citizens Financial Group Inc.	9,485,376	435,094
	Regions Financial Corp.	21,407,420	432,002
	Broadridge Financial Solutions Inc.	2,586,079	417,729
	M&T Bank Corp.	2,864,936	416,304
	Ally Financial Inc.	8,255,274	411,443
	Cincinnati Financial Corp.	3,408,218	397,466

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Principal Financial Group Inc.	6,057,588	382,779
	MarketAxess Holdings Inc.	803,546	372,516
	KKR & Co. Inc.	6,154,210	364,575
*	Markel Corp.	306,400	363,608
	Raymond James Financial Inc.	2,754,346	357,790
*	Arch Capital Group Ltd.	8,539,180	332,516
	Equitable Holdings Inc.	9,537,528	290,418
	FactSet Research Systems Inc.	842,912	282,890
	Cboe Global Markets Inc.	2,375,812	282,840
	Annaly Capital Management Inc.	31,145,994	276,576
	Loews Corp.	4,981,647	272,247
	Fidelity National Financial Inc.	6,115,256	265,769
	Everest Re Group Ltd.	892,650	224,957
	W R Berkley Corp.	2,962,399	220,491
	Franklin Resources Inc.	6,738,194	215,555
	Tradeweb Markets Inc. Class A	2,334,303	197,389
	Globe Life Inc.	2,065,011	196,692
*,1	Opendoor Technologies Inc.	9,654,540	171,175
	Lincoln National Corp.	2,014,734	126,606
	Interactive Brokers Group Inc. Class A	1,820,533	119,664
	AGNC Investment Corp.	5,843,997	98,705
*	Alleghany Corp.	147,316	98,270
	SEI Investments Co.	1,430,285	88,635
[1]	UWM Holdings Corp.	1,839,392	15,543
			17,085,514
Health Care (11.7%)
*	IDEXX Laboratories Inc.	1,899,140	1,199,402
*	IQVIA Holdings Inc.	4,268,143	1,034,256
*	Veeva Systems Inc. Class A	3,073,648	955,751
*	Centene Corp.	12,977,336	946,437
*	Dexcom Inc.	2,153,578	919,578
	ResMed Inc.	3,240,557	798,862
*	Laboratory Corp. of America Holdings	2,174,464	599,826
	West Pharmaceutical Services Inc.	1,643,992	590,358
	Cerner Corp.	6,709,995	524,453
*	Teladoc Health Inc.	3,097,061	515,010
*	Align Technology Inc.	837,103	511,470
*	Seagen Inc.	3,031,038	478,540
*	Exact Sciences Corp.	3,820,360	474,909
*	Horizon Therapeutics plc	5,005,538	468,719
*	Alexion Pharmaceuticals Inc.	2,461,061	452,122
		Shares	Market Value• ($000)
*	Alnylam Pharmaceuticals Inc.	2,617,675	443,748
	STERIS plc	2,108,500	434,984
	Cooper Cos. Inc.	1,094,562	433,742
	Teleflex Inc.	1,040,681	418,135
*	Insulet Corp.	1,475,827	405,129
	Viatris Inc.	26,916,611	384,638
	Quest Diagnostics Inc.	2,909,281	383,938
*	Hologic Inc.	5,706,133	380,713
	Cardinal Health Inc.	6,461,424	368,883
*	Elanco Animal Health Inc.	10,533,489	365,407
*	Incyte Corp.	4,162,920	350,226
*	10X Genomics Inc. Class A	1,749,063	342,502
*	BioMarin Pharmaceutical Inc.	4,069,559	339,564
*	ABIOMED Inc.	1,008,691	314,823
	DENTSPLY SIRONA Inc.	4,861,825	307,559
	Royalty Pharma plc Class A	6,998,873	286,884
	Universal Health Services Inc. Class B	1,649,698	241,565
*	Henry Schein Inc.	3,133,266	232,457
*	Novocure Ltd.	978,793	217,116
*	Catalent Inc.	1,896,461	205,045
*	DaVita Inc.	1,536,812	185,078
*	Oak Street Health Inc.	2,678,932	156,905
*	Bio-Rad Laboratories Inc. Class A	233,851	150,668
*	PPD Inc.	2,738,428	126,214
*	agilon health Inc.	1,308,206	53,074
*,1	GoodRx Holdings Inc. Class A	1,319,286	47,507
			18,046,197
Industrials (14.6%)
	Carrier Global Corp.	19,352,604	940,537
	IHS Markit Ltd.	7,987,576	899,880
	Cintas Corp.	1,988,579	759,637
*	TransDigm Group Inc.	1,161,311	751,705
*	Mettler-Toledo International Inc.	518,185	717,862
	AMETEK Inc.	5,142,388	686,509
	Equifax Inc.	2,710,274	649,138
*	Keysight Technologies Inc.	4,108,667	634,419
*	Zebra Technologies Corp. Class A	1,191,667	630,976
	Verisk Analytics Inc.	3,609,666	630,681
	Synchrony Financial	12,951,770	628,420
	Ball Corp.	7,309,953	592,252
	Old Dominion Freight Line Inc.	2,324,191	589,880
*	Generac Holdings Inc.	1,401,979	582,032

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Kansas City Southern	2,025,066	573,843
	Vulcan Materials Co.	2,954,317	514,258
*	United Rentals Inc.	1,611,880	514,206
	Fortive Corp.	7,161,659	499,454
	Martin Marietta Materials Inc.	1,388,718	488,565
	Dover Corp.	3,205,073	482,684
	Xylem Inc.	4,009,352	480,962
	Expeditors International of Washington Inc.	3,760,784	476,115
*	FleetCor Technologies Inc.	1,856,161	475,289
*	Waters Corp.	1,374,024	474,876
	TransUnion	4,260,203	467,813
*	Trimble Inc.	5,588,819	457,333
*	Teledyne Technologies Inc.	1,036,436	434,091
	WW Grainger Inc.	986,414	432,049
*	Ingersoll Rand Inc.	8,407,112	410,351
	Otis Worldwide Corp.	4,778,250	390,718
	Jacobs Engineering Group Inc.	2,900,021	386,921
	Rockwell Automation Inc.	1,292,431	369,661
	Textron Inc.	5,026,605	345,680
	Masco Corp.	5,652,102	332,965
	Westinghouse Air Brake Technologies Corp.	3,998,466	329,074
	Westrock Co.	5,926,432	315,405
	Fortune Brands Home & Security Inc.	3,086,790	307,475
	Crown Holdings Inc.	3,004,152	307,054
	JB Hunt Transport Services Inc.	1,882,531	306,758
	Packaging Corp. of America	2,115,430	286,472
	CH Robinson Worldwide Inc.	2,961,316	277,386
	Snap-on Inc.	1,204,333	269,084
	Western Union Co.	9,112,860	209,322
	HEICO Corp. Class A	1,624,524	201,733
	Cognex Corp.	1,869,293	157,114
*	XPO Logistics Inc.	1,080,887	151,205
	Jack Henry & Associates Inc.	827,512	135,307
	HEICO Corp.	965,702	134,638
*	Mohawk Industries Inc.	621,252	119,398
	Hubbell Inc. Class B	604,809	113,003
*,1	Affirm Holdings Inc. Class A	1,148,505	77,352
*	Marqeta Inc. Class A	1,061,074	29,784
			22,429,326
Real Estate (8.6%)
	Digital Realty Trust Inc.	6,270,775	943,501
		Shares	Market Value• ($000)
	SBA Communications Corp.	2,435,044	776,049
	Welltower Inc.	9,297,929	772,658
*	CoStar Group Inc.	8,795,050	728,406
	AvalonBay Communities Inc.	3,108,856	648,787
	Equity Residential	7,912,237	609,242
*	CBRE Group Inc. Class A	7,101,078	608,775
	Alexandria Real Estate Equities Inc.	3,284,832	597,642
	Weyerhaeuser Co.	16,684,753	574,289
	Realty Income Corp.	8,317,868	555,135
	Extra Space Storage Inc.	2,978,075	487,868
	Simon Property Group Inc.	3,658,143	477,314
	Ventas Inc.	8,354,086	477,018
	Invitation Homes Inc.	12,641,667	471,408
*	Zillow Group Inc. Class C	3,580,379	437,594
	Essex Property Trust Inc.	1,447,471	434,256
	Mid-America Apartment Communities Inc.	2,549,512	429,389
	Sun Communities Inc.	2,490,340	426,844
	Healthpeak Properties Inc.	12,001,086	399,516
	Duke Realty Corp.	8,350,485	395,395
	Boston Properties Inc.	3,128,088	358,448
	UDR Inc.	6,609,967	323,756
	WP Carey Inc.	3,963,061	295,724
	Camden Property Trust	2,175,240	288,589
	Iron Mountain Inc.	6,430,006	272,118
*	Host Hotels & Resorts Inc.	7,866,241	134,434
	Regency Centers Corp.	1,891,989	121,220
*	Zillow Group Inc. Class A	985,478	120,751
	VEREIT Inc.	2,552,094	117,218
			13,283,344
Technology (18.6%)
*	DocuSign Inc.	4,116,038	1,150,721
	Marvell Technology Inc.	17,824,245	1,039,688
*	Synopsys Inc.	3,397,751	937,066
	Microchip Technology Inc.	6,091,588	912,154
	Amphenol Corp. Class A	13,307,998	910,400
*	Match Group Inc.	5,568,053	897,849
*	Cadence Design Systems Inc.	6,196,791	847,845
	Xilinx Inc.	5,474,771	791,871
*	Okta Inc. Class A	3,194,628	781,662
*	Palo Alto Networks Inc.	2,060,433	764,524
*	Fortinet Inc.	3,091,465	736,356

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Skyworks Solutions Inc.	3,676,557	704,980
	Corning Inc.	17,063,004	697,877
*	ANSYS Inc.	1,940,808	673,577
	Maxim Integrated Products Inc.	5,976,545	629,689
*	EPAM Systems Inc.	1,193,320	609,739
*	Twitter Inc.	8,442,791	580,948
*	HubSpot Inc.	988,539	576,041
	KLA Corp.	1,706,808	553,364
	CDW Corp.	3,122,192	545,291
*	Cloudflare Inc. Class A	5,136,198	543,615
*	Splunk Inc.	3,648,652	527,522
*	Datadog Inc. Class A	4,949,175	515,110
*	RingCentral Inc. Class A	1,713,272	497,843
	Teradyne Inc.	3,702,759	496,022
*	Qorvo Inc.	2,507,373	490,568
*	VeriSign Inc.	2,131,773	485,383
*	Pinterest Inc. Class A	6,093,991	481,121
*	Palantir Technologies Inc. Class A	18,090,762	476,872
*	Slack Technologies Inc. Class A	10,632,096	471,002
*	Western Digital Corp.	6,483,363	461,421
*	Gartner Inc.	1,821,086	441,067
*	Coupa Software Inc.	1,634,586	428,441
*	Akamai Technologies Inc.	3,629,759	423,230
	Hewlett Packard Enterprise Co.	28,976,232	422,473
*	Paycom Software Inc.	1,139,201	414,065
*	Tyler Technologies Inc.	907,222	410,400
	NetApp Inc.	4,957,225	405,600
	Seagate Technology Holdings plc	4,587,229	403,355
*	Zscaler Inc.	1,665,044	359,749
	SS&C Technologies Holdings Inc.	4,841,689	348,892
*	Unity Software Inc.	3,111,242	341,708
	NortonLifeLock Inc.	12,269,333	333,971
*	GoDaddy Inc. Class A	3,736,302	324,909
	Citrix Systems Inc.	2,765,108	324,264
*	IAC/InterActiveCorp	1,763,415	271,866
*	Black Knight Inc.	3,313,360	258,376
*	MongoDB Inc. Class A	656,855	237,466
[1]	Bentley Systems Inc. Class B	3,542,475	229,482
*	Dropbox Inc. Class A	6,727,520	203,911
*	Zendesk Inc.	1,320,818	190,647
*	ON Semiconductor Corp.	4,752,163	181,913
	Monolithic Power Systems Inc.	483,699	180,637
*	IPG Photonics Corp.	776,112	163,581
	Leidos Holdings Inc.	1,573,571	159,088
		Shares	Market Value• ($000)
*	F5 Networks Inc.	664,036	123,949
*	ZoomInfo Technologies Inc. Class A	2,183,380	113,907
*	Vimeo Inc.	1,449,051	71,003
*,1	Bumble Inc. Class A	1,198,788	69,050
*,1	AppLovin Corp. Class A	725,516	54,537
*	Qualtrics International Inc. Class A	600,706	22,977
*	Crowdstrike Holdings Inc. Class A	21	5
			28,702,640
Telecommunications (2.2%)
	Motorola Solutions Inc.	3,778,332	819,331
*	Liberty Broadband Corp. Class C	3,386,208	588,049
*	Roku Inc. Class A	1,102,797	506,460
*	Arista Networks Inc.	1,274,697	461,835
	Lumen Technologies Inc.	24,615,593	334,526
*	DISH Network Corp. Class A	5,469,203	228,613
*	Altice USA Inc. Class A	4,880,534	166,621
	Juniper Networks Inc.	3,648,473	99,786
*	Liberty Broadband Corp. Class A	535,853	90,114
	Ubiquiti Inc.	140,145	43,752
			3,339,087
Utilities (5.5%)
	Waste Connections Inc.	5,827,752	696,008
	WEC Energy Group Inc.	7,024,439	624,824
	American Water Works Co. Inc.	4,041,043	622,846
	Eversource Energy	7,648,777	613,738
	DTE Energy Co.	4,314,345	559,139
	Edison International	8,450,013	488,580
	PPL Corp.	16,277,667	455,286
	Ameren Corp.	5,672,925	454,061
	FirstEnergy Corp.	12,112,566	450,709
	Entergy Corp.	4,468,754	445,535
	AES Corp.	14,837,308	386,809
	Consolidated Edison Inc.	5,334,467	382,588
	CMS Energy Corp.	6,446,102	380,836
*	PG&E Corp.	33,156,036	337,197
	CenterPoint Energy Inc.	12,927,375	316,979
	Alliant Energy Corp.	5,570,475	310,610
	Evergy Inc.	5,055,190	305,485
	NiSource Inc.	8,734,105	213,986
	Vistra Corp.	9,764,613	181,133
	NRG Energy Inc.	2,724,897	109,813

Mid-Cap Index Fund
	Shares	Market Value• ($000)
Pinnacle West Capital Corp.	1,255,360	102,902
Avangrid Inc.	1,723,595	88,644
		8,527,708
Total Common Stocks (Cost $87,730,938)		153,024,446
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund, 0.056% (Cost $1,832,128)	18,323,399	1,832,340
Total Investments (100.5%) (Cost $89,563,066)		154,856,786
Other Assets and Liabilities—Net (-0.5%)		(744,529)
Net Assets (100%)		154,112,257
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $883,108,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $911,072,000 was received for securities on loan, of which $866,001,000 is held in Vanguard Market Liquidity Fund and $45,071,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	130	15,001	(49)
E-mini S&P 500 Index	September 2021	1,742	373,537	4,178
E-mini S&P Mid-Cap 400 Index	September 2021	495	133,274	(2,652)
				1,477

Mid-Cap Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/22	GSI	1,292	(0.082)	—	(83)
Campbell Soup Co.	1/31/22	GSI	45,370	(0.082)	219	—
Consolidated Edison Inc.	8/31/21	BOANA	131,308	(0.636)	—	(8,131)
Consolidated Edison Inc.	8/31/21	BOANA	46,344	(0.486)	—	(2,865)
Hormel Foods Corp.	1/31/22	GSI	21,888	(0.082)	—	(401)
Match Group Inc.	8/31/21	BOANA	21,507	(0.086)	2,679	—
RingCentral Inc.	8/31/21	BOANA	22,310	(0.586)	2,379	—
Roku Inc.	8/31/21	BOANA	62,408	(0.086)	20,253	—
State Street Corp.	8/31/22	BOANA	165,262	(0.586)	—	(8,018)
Vistra Corp.	8/31/21	BOANA	15,685	(0.386)	2,449	—
Williams Cos. Inc.	8/31/21	BOANA	52,680	(0.486)	1,220	—
					29,199	(19,498)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $5,889,000 and cash of $660,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $87,730,938)	153,024,446
Affiliated Issuers (Cost $1,832,128)	1,832,340
Total Investments in Securities	154,856,786
Investment in Vanguard	5,256
Cash	45,071
Cash Collateral Pledged—Futures Contracts	26,695
Cash Collateral Pledged—Over-the-Counter Swap Contracts	70
Receivables for Investment Securities Sold	61,365
Receivables for Accrued Income	144,264
Receivables for Capital Shares Issued	39,953
Variation Margin Receivable—Futures Contracts	724
Unrealized Appreciation—Over-the-Counter Swap Contracts	29,199
Total Assets	155,209,383
Liabilities
Due to Custodian	60,884
Payables for Investment Securities Purchased	12,903
Collateral for Securities on Loan	911,072
Payables for Capital Shares Redeemed	90,026
Payables to Vanguard	2,743
Unrealized Depreciation—Over-the-Counter Swap Contracts	19,498
Total Liabilities	1,097,126
Net Assets	154,112,257

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	91,699,513
Total Distributable Earnings (Loss)	62,412,744
Net Assets	154,112,257

Investor Shares—Net Assets
Applicable to 12,998,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	842,331
Net Asset Value Per Share—Investor Shares	$64.80

ETF Shares—Net Assets
Applicable to 210,218,678 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,890,262
Net Asset Value Per Share—ETF Shares	$237.33

Admiral Shares—Net Assets
Applicable to 208,557,859 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,304,765
Net Asset Value Per Share—Admiral Shares	$293.95

Institutional Shares—Net Assets
Applicable to 387,734,367 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,177,262
Net Asset Value Per Share—Institutional Shares	$64.93

Institutional Plus Shares—Net Assets
Applicable to 52,765,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,897,637
Net Asset Value Per Share—Institutional Plus Shares	$320.24
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	779,424
Interest[1]	361
Securities Lending—Net	6,542
Total Income	786,327
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,990
Management and Administrative—Investor Shares	681
Management and Administrative—ETF Shares	6,847
Management and Administrative—Admiral Shares	12,412
Management and Administrative—Institutional Shares	4,044
Management and Administrative—Institutional Plus Shares	2,013
Marketing and Distribution—Investor Shares	18
Marketing and Distribution—ETF Shares	776
Marketing and Distribution—Admiral Shares	801
Marketing and Distribution—Institutional Shares	259
Marketing and Distribution—Institutional Plus Shares	79
Custodian Fees	96
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—ETF Shares	874
Shareholders’ Reports—Admiral Shares	261
Shareholders’ Reports—Institutional Shares	88
Shareholders’ Reports—Institutional Plus Shares	41
Trustees’ Fees and Expenses	20
Total Expenses	31,303
Net Investment Income	755,024
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	5,981,398
Futures Contracts	72,373
Swap Contracts	66,590
Realized Net Gain (Loss)	6,120,361

Mid-Cap Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	13,401,964
Futures Contracts	(3,711)
Swap Contracts	(5,445)
Change in Unrealized Appreciation (Depreciation)	13,392,808
Net Increase (Decrease) in Net Assets Resulting from Operations	20,268,193
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $359,000, $103,000, and ($104,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $4,595,403,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	755,024	1,785,629
Realized Net Gain (Loss)	6,120,361	1,159,065
Change in Unrealized Appreciation (Depreciation)	13,392,808	18,100,382
Net Increase (Decrease) in Net Assets Resulting from Operations	20,268,193	21,045,076
Distributions
Investor Shares	(4,410)	(12,175)
ETF Shares	(274,613)	(572,413)
Admiral Shares	(337,655)	(778,637)
Institutional Shares	(140,760)	(329,676)
Institutional Plus Shares	(93,644)	(231,416)
Total Distributions	(851,082)	(1,924,317)
Capital Share Transactions
Investor Shares	(107,190)	(154,201)
ETF Shares	2,184,280	5,989,817
Admiral Shares	191,005	(1,686,781)
Institutional Shares	(350,656)	(1,236,767)
Institutional Plus Shares	(173,130)	(649,316)
Net Increase (Decrease) from Capital Share Transactions	1,744,309	2,262,752
Total Increase (Decrease)	21,161,420	21,383,511
Net Assets
Beginning of Period	132,950,837	111,567,326
End of Period	154,112,257	132,950,837
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$56.52	$48.64	$37.71	$42.23	$35.92	$32.79
Investment Operations
Net Investment Income	.282[1]	.698[1]	.577[1]	.640[1]	.520[1]	.472
Net Realized and Unrealized Gain (Loss) on Investments	8.319	7.937	11.018	(4.528)	6.313	3.138
Total from Investment Operations	8.601	8.635	11.595	(3.888)	6.833	3.610
Distributions
Dividends from Net Investment Income	(.321)	(.755)	(.665)	(.632)	(.523)	(.480)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.321)	(.755)	(.665)	(.632)	(.523)	(.480)
Net Asset Value, End of Period	$64.80	$56.52	$48.64	$37.71	$42.23	$35.92
Total Return[2]	15.25%	18.10%	30.86%	-9.34%	19.12%	11.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$842	$834	$877	$3,043	$4,047	$4,138
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	0.94%	1.49%	1.31%	1.49%	1.34%	1.42%
Portfolio Turnover Rate[3]	10%	26%	15%	16%	14%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$207.00	$178.14	$138.08	$154.65	$131.55	$120.07
Investment Operations
Net Investment Income	1.176[1]	2.772[1]	2.663[1]	2.535[1]	2.112[1]	1.877
Net Realized and Unrealized Gain (Loss) on Investments	30.477	29.084	40.043	(16.584)	23.076	11.510
Total from Investment Operations	31.653	31.856	42.706	(14.049)	25.188	13.387
Distributions
Dividends from Net Investment Income	(1.323)	(2.996)	(2.646)	(2.521)	(2.088)	(1.907)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.323)	(2.996)	(2.646)	(2.521)	(2.088)	(1.907)
Net Asset Value, End of Period	$237.33	$207.00	$178.14	$138.08	$154.65	$131.55
Total Return	15.32%	18.22%	31.04%	-9.21%	19.25%	11.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,890	$41,587	$29,014	$21,261	$21,937	$16,544
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.61%	1.62%	1.62%	1.46%	1.54%
Portfolio Turnover Rate[2]	10%	26%	15%	16%	14%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$256.40	$220.66	$171.04	$191.55	$162.94	$148.72
Investment Operations
Net Investment Income	1.441[1]	3.418[1]	3.296[1]	3.135[1]	2.606[1]	2.325
Net Realized and Unrealized Gain (Loss) on Investments	37.733	36.010	49.578	(20.539)	28.591	14.257
Total from Investment Operations	39.174	39.428	52.874	(17.404)	31.197	16.582
Distributions
Dividends from Net Investment Income	(1.624)	(3.688)	(3.254)	(3.106)	(2.587)	(2.362)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.624)	(3.688)	(3.254)	(3.106)	(2.587)	(2.362)
Net Asset Value, End of Period	$293.95	$256.40	$220.66	$171.04	$191.55	$162.94
Total Return[2]	15.31%	18.24%	31.03%	-9.23%	19.25%	11.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61,305	$53,301	$47,640	$34,754	$37,778	$29,854
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.61%	1.62%	1.61%	1.46%	1.54%
Portfolio Turnover Rate[3]	10%	26%	15%	16%	14%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$56.64	$48.74	$37.78	$42.32	$35.99	$32.85
Investment Operations
Net Investment Income	.321[1]	.759[1]	.727[1]	.697[1]	.580[1]	.516
Net Realized and Unrealized Gain (Loss) on Investments	8.331	7.961	10.957	(4.547)	6.325	3.148
Total from Investment Operations	8.652	8.720	11.684	(3.850)	6.905	3.664
Distributions
Dividends from Net Investment Income	(.362)	(.820)	(.724)	(.690)	(.575)	(.524)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.362)	(.820)	(.724)	(.690)	(.575)	(.524)
Net Asset Value, End of Period	$64.93	$56.64	$48.74	$37.78	$42.32	$35.99
Total Return	15.31%	18.26%	31.04%	-9.24%	19.29%	11.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,177	$22,291	$20,425	$16,524	$18,222	$14,540
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.62%	1.62%	1.62%	1.47%	1.55%
Portfolio Turnover Rate[2]	10%	26%	15%	16%	14%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$279.34	$240.40	$186.34	$208.69	$177.51	$162.03
Investment Operations
Net Investment Income	1.598[1]	3.774[1]	3.598[1]	3.464[1]	2.856[1]	2.564
Net Realized and Unrealized Gain (Loss) on Investments	41.101	39.230	54.052	(22.388)	31.179	15.524
Total from Investment Operations	42.699	43.004	57.650	(18.924)	34.035	18.088
Distributions
Dividends from Net Investment Income	(1.799)	(4.064)	(3.590)	(3.426)	(2.855)	(2.608)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.799)	(4.064)	(3.590)	(3.426)	(2.855)	(2.608)
Net Asset Value, End of Period	$320.24	$279.34	$240.40	$186.34	$208.69	$177.51
Total Return	15.32%	18.27%	31.06%	-9.21%	19.28%	11.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,898	$14,937	$13,612	$11,426	$12,749	$11,415
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.63%	1.62%	1.63%	1.48%	1.56%
Portfolio Turnover Rate[2]	10%	26%	15%	16%	14%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Mid-Cap Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Mid-Cap Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Mid-Cap Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $5,256,000, representing less than 0.01% of the fund’s net assets and 2.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	153,024,446	—	—	153,024,446
Temporary Cash Investments	1,832,340	—	—	1,832,340
Total	154,856,786	—	—	154,856,786

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,178	—	—	4,178
Swap Contracts	—	29,199	—	29,199
Total	4,178	29,199	—	33,377
Liabilities
Futures Contracts[1]	2,701	—	—	2,701
Swap Contracts	—	19,498	—	19,498
Total	2,701	19,498	—	22,199
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,619,343
Gross Unrealized Appreciation	66,496,444
Gross Unrealized Depreciation	(1,247,823)
Net Unrealized Appreciation (Depreciation)	65,248,621
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $8,912,877,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $22,310,815,000 of investment securities and sold $20,840,756,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,764,169,000 and $6,933,236,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six

Mid-Cap Index Fund
months ended June 30, 2021, such purchases and sales were $3,450,664,000 and $1,067,471,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	35,730	585	44,080	979
Issued in Lieu of Cash Distributions	4,410	72	12,175	263
Redeemed	(147,330)	(2,417)	(210,456)	(4,509)
Net Increase (Decrease)—Investor Shares	(107,190)	(1,760)	(154,201)	(3,267)
ETF Shares
Issued	9,090,715	39,995	15,531,899	91,028
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,906,435)	(30,675)	(9,542,082)	(53,000)
Net Increase (Decrease)—ETF Shares	2,184,280	9,320	5,989,817	38,028
Admiral Shares
Issued	4,605,950	16,674	7,980,693	38,938
Issued in Lieu of Cash Distributions	292,124	1,044	681,716	3,239
Redeemed	(4,707,069)	(17,043)	(10,349,190)	(50,192)
Net Increase (Decrease)—Admiral Shares	191,005	675	(1,686,781)	(8,015)
Institutional Shares
Issued	2,320,029	37,889	3,188,268	69,770
Issued in Lieu of Cash Distributions	130,697	2,115	306,154	6,581
Redeemed	(2,801,382)	(45,832)	(4,731,189)	(101,811)
Net Increase (Decrease)—Institutional Shares	(350,656)	(5,828)	(1,236,767)	(25,460)
Institutional Plus Shares
Issued	833,049	2,703	2,101,329	9,035
Issued in Lieu of Cash Distributions	93,620	307	229,076	1,003
Redeemed	(1,099,799)	(3,719)	(2,979,721)	(13,185)
Net Increase (Decrease)—Institutional Plus Shares	(173,130)	(709)	(649,316)	(3,147)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	1.0%
Consumer Discretionary	15.4
Consumer Staples	1.5
Energy	3.0
Financials	5.3
Health Care	16.9
Industrials	17.4
Real Estate	6.6
Technology	30.0
Telecommunications	2.0
Utilities	0.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.0%)
	Fastenal Co.	3,708,782	192,857
	FMC Corp.	416,100	45,022
			237,879
Consumer Discretionary (15.4%)
*	Chipotle Mexican Grill Inc.	181,775	281,813
*	Aptiv plc	1,749,290	275,216
*	Trade Desk Inc. Class A	2,780,234	215,079
*	Peloton Interactive Inc. Class A	1,648,738	204,477
*	Copart Inc.	1,374,930	181,257
*	Etsy Inc.	820,911	168,976
*	Wayfair Inc. Class A	476,277	150,365
*	Expedia Group Inc.	913,456	149,542
*	Lululemon Athletica Inc.	383,794	140,073
	Tractor Supply Co.	744,242	138,474
*	Burlington Stores Inc.	429,711	138,363
*	Caesars Entertainment Inc.	1,282,329	133,042
*	Take-Two Interactive Software Inc.	746,849	132,207
*	Ulta Beauty Inc.	357,713	123,686
	Domino's Pizza Inc.	250,741	116,968
*	NVR Inc.	22,311	110,959
*	Lyft Inc. Class A	1,656,064	100,159
*	DraftKings Inc. Class A	1,815,477	94,713
*	Wynn Resorts Ltd.	672,162	82,205
*	LKQ Corp.	1,658,492	81,631
*	Live Nation Entertainment Inc.	917,926	80,401
*	Dollar Tree Inc.	753,130	74,936
*	Royal Caribbean Cruises Ltd.	700,871	59,770
	MGM Resorts International	1,350,522	57,600
*	Hilton Worldwide Holdings Inc.	451,085	54,410
	Rollins Inc.	1,430,043	48,908
*	Vail Resorts Inc.	129,982	41,142
		Shares	Market Value• ($000)
*	Penn National Gaming Inc.	504,851	38,616
*,1	Chewy Inc. Class A	474,296	37,806
[1]	Sirius XM Holdings Inc.	5,291,570	34,607
	Warner Music Group Corp. Class A	603,858	21,763
*,1	QuantumScape Corp. Class A	419,128	12,264
*	Endeavor Group Holdings Inc. Class A	3,606	100
			3,581,528
Consumer Staples (1.5%)
	McCormick & Co. Inc. (Non-Voting)	1,607,917	142,011
	Church & Dwight Co. Inc.	1,583,669	134,961
	Lamb Weston Holdings Inc.	944,622	76,193
			353,165
Energy (3.0%)
	Pioneer Natural Resources Co.	1,417,857	230,430
*	Cheniere Energy Inc.	1,473,491	127,811
*	Plug Power Inc.	3,671,250	125,520
	Hess Corp.	896,241	78,260
*	Enphase Energy Inc.	394,266	72,399
	Devon Energy Corp.	2,192,483	63,998
			698,418
Financials (5.2%)
	MSCI Inc.	505,624	269,538
	First Republic Bank	1,138,155	213,028
*	SVB Financial Group	350,788	195,189
	Broadridge Financial Solutions Inc.	749,878	121,128
	MarketAxess Holdings Inc.	233,008	108,020
	FactSet Research Systems Inc.	244,429	82,033
	Tradeweb Markets Inc. Class A	677,750	57,311
*	Markel Corp.	44,417	52,710
	Cboe Global Markets Inc.	343,349	40,876

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	527,893	34,698
	SEI Investments Co.	414,962	25,715
*	Opendoor Technologies Inc.	1,399,825	24,819
			1,225,065
Health Care (16.9%)
*	IDEXX Laboratories Inc.	550,696	347,792
*	IQVIA Holdings Inc.	1,237,642	299,906
*	Veeva Systems Inc. Class A	891,305	277,151
*	Centene Corp.	3,762,997	274,435
*	Dexcom Inc.	624,481	266,653
	ResMed Inc.	939,666	231,647
	West Pharmaceutical Services Inc.	476,706	171,185
	Cerner Corp.	1,945,627	152,070
*	Teladoc Health Inc.	898,148	149,353
*	Align Technology Inc.	242,789	148,344
*	Seagen Inc.	878,919	138,764
*	Exact Sciences Corp.	1,107,829	137,714
*	Horizon Therapeutics plc	1,453,752	136,129
*	Alnylam Pharmaceuticals Inc.	759,063	128,676
	Cooper Cos. Inc.	317,389	125,772
	Teleflex Inc.	301,779	121,252
*	Insulet Corp.	427,955	117,478
*	Incyte Corp.	1,207,117	101,555
*	10X Genomics Inc. Class A	508,043	99,485
*	BioMarin Pharmaceutical Inc.	1,180,072	98,465
*	ABIOMED Inc.	292,494	91,290
	STERIS plc	306,200	63,169
*	Novocure Ltd.	284,716	63,156
*	Catalent Inc.	549,994	59,465
*	Oak Street Health Inc.	777,424	45,534
*	Bio-Rad Laboratories Inc. Class A	67,765	43,660
*	PPD Inc.	793,747	36,584
*,1	GoodRx Holdings Inc. Class A	382,217	13,764
			3,940,448
Industrials (17.4%)
	IHS Markit Ltd.	2,316,143	260,937
	Cintas Corp.	576,622	220,270
*	TransDigm Group Inc.	336,743	217,970
*	Mettler-Toledo International Inc.	150,253	208,151
	AMETEK Inc.	1,491,155	199,069
	Equifax Inc.	785,889	188,228
*	Zebra Technologies Corp. Class A	345,550	182,965
	Verisk Analytics Inc.	1,046,673	182,875
	Old Dominion Freight Line Inc.	673,933	171,044
		Shares	Market Value• ($000)
*	Generac Holdings Inc.	407,178	169,040
	Kansas City Southern	587,208	166,397
	Vulcan Materials Co.	856,678	149,122
	Martin Marietta Materials Inc.	402,682	141,667
	Xylem Inc.	1,162,607	139,466
	Expeditors International of Washington Inc.	1,090,570	138,066
*	FleetCor Technologies Inc.	538,224	137,818
*	Waters Corp.	398,422	137,699
	TransUnion	1,235,323	135,651
*	Trimble Inc.	1,620,624	132,616
*	Teledyne Technologies Inc.	301,012	126,073
	Masco Corp.	1,638,748	96,539
	Westinghouse Air Brake Technologies Corp.	1,159,425	95,421
	JB Hunt Transport Services Inc.	545,883	88,952
	Ball Corp.	1,059,844	85,869
	HEICO Corp. Class A	471,014	58,490
	Cognex Corp.	541,708	45,531
	Fortune Brands Home & Security Inc.	447,497	44,575
	Jack Henry & Associates Inc.	239,815	39,212
	HEICO Corp.	280,062	39,046
*,1	Affirm Holdings Inc. Class A	334,082	22,500
*	XPO Logistics Inc.	156,737	21,926
*	Marqeta Inc. Class A	315,417	8,854
			4,052,039
Real Estate (6.6%)
	Digital Realty Trust Inc.	1,818,363	273,591
	SBA Communications Corp.	706,080	225,028
*	CoStar Group Inc.	2,550,273	211,214
	Alexandria Real Estate Equities Inc.	952,722	173,338
	Extra Space Storage Inc.	863,594	141,474
	Invitation Homes Inc.	3,665,596	136,690
*	Zillow Group Inc. Class C	1,046,323	127,881
	Sun Communities Inc.	722,129	123,773
	Realty Income Corp.	1,205,978	80,487
*	Zillow Group Inc. Class A	277,754	34,033
	Regency Centers Corp.	273,357	17,514
			1,545,023
Technology (30.0%)
*	DocuSign Inc.	1,193,675	333,716
	Marvell Technology Inc.	5,168,448	301,476
*	Synopsys Inc.	985,257	271,724
*	Match Group Inc.	1,658,101	267,369
	Microchip Technology Inc.	1,766,424	264,504
	Amphenol Corp. Class A	3,859,047	263,997

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Cadence Design Systems Inc.	1,796,875	245,848
	Xilinx Inc.	1,587,528	229,620
*	Okta Inc. Class A	926,799	226,769
*	Palo Alto Networks Inc.	597,458	221,687
*	Fortinet Inc.	896,421	213,519
	Skyworks Solutions Inc.	1,066,082	204,421
*	ANSYS Inc.	562,793	195,323
*	EPAM Systems Inc.	346,031	176,808
*	Twitter Inc.	2,448,091	168,453
*	HubSpot Inc.	286,656	167,040
	KLA Corp.	494,907	160,454
*	Cloudflare Inc. Class A	1,489,703	157,670
*	Splunk Inc.	1,058,047	152,972
*	RingCentral Inc. Class A	521,450	151,523
*	Datadog Inc. Class A	1,435,347	149,391
	Teradyne Inc.	1,073,652	143,826
*	VeriSign Inc.	618,143	140,745
*	Pinterest Inc. Class A	1,767,155	139,517
*	Palantir Technologies Inc. Class A	5,258,821	138,623
*	Slack Technologies Inc. Class A	3,082,961	136,575
*	Gartner Inc.	527,997	127,881
*	Coupa Software Inc.	474,007	124,242
*	Akamai Technologies Inc.	1,052,514	122,723
*	Paycom Software Inc.	330,338	120,068
*	Tyler Technologies Inc.	263,071	119,005
*	Zscaler Inc.	482,824	104,319
	SS&C Technologies Holdings Inc.	1,403,889	101,164
*	Unity Software Inc.	902,229	99,092
*	GoDaddy Inc. Class A	1,083,372	94,210
	Citrix Systems Inc.	801,818	94,029
*	IAC/InterActiveCorp	511,308	78,828
*	Black Knight Inc.	960,752	74,920
*	MongoDB Inc. Class A	190,510	68,873
	Bentley Systems Inc. Class B	1,030,474	66,754
*	Dropbox Inc. Class A	1,950,808	59,129
*	Zendesk Inc.	383,097	55,296
*	ON Semiconductor Corp.	1,378,912	52,785
	Monolithic Power Systems Inc.	140,360	52,418
*	IPG Photonics Corp.	224,888	47,400
*	ZoomInfo Technologies Inc. Class A	633,277	33,038
		Shares	Market Value• ($000)
*	Vimeo Inc.	419,185	20,540
*	Bumble Inc. Class A	348,039	20,047
*	AppLovin Corp. Class A	210,176	15,799
*	Qualtrics International Inc. Class A	174,106	6,660
			6,982,790
Telecommunications (2.0%)
*	Roku Inc. Class A	371,986	170,835
*	Arista Networks Inc.	369,640	133,924
*	Liberty Broadband Corp. Class C	491,422	85,340
*	Altice USA Inc. Class A	1,415,365	48,321
*	Liberty Broadband Corp. Class A	77,038	12,955
	Ubiquiti Inc.	40,628	12,684
			464,059
Utilities (0.9%)
	Waste Connections Inc.	1,689,805	201,813
Total Common Stocks (Cost $14,133,843)			23,282,227
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.056% (Cost $47,070)	470,716	47,072
Total Investments (100.1%) (Cost $14,180,913)			23,329,299
Other Assets and Liabilities—Net (-0.1%)			(20,978)
Net Assets (100%)			23,308,321
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,607,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $30,083,000 was received for securities on loan.

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	96	20,585	55
E-mini S&P Mid-Cap 400 Index	September 2021	55	14,808	(194)
				(139)

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,133,843)	23,282,227
Affiliated Issuers (Cost $47,070)	47,072
Total Investments in Securities	23,329,299
Investment in Vanguard	768
Cash Collateral Pledged—Futures Contracts	1,316
Receivables for Investment Securities Sold	12,109
Receivables for Accrued Income	5,201
Receivables for Capital Shares Issued	18,638
Variation Margin Receivable—Futures Contracts	35
Total Assets	23,367,366
Liabilities
Due to Custodian	11,859
Payables for Investment Securities Purchased	2,002
Collateral for Securities on Loan	30,083
Payables for Capital Shares Redeemed	14,437
Payables to Vanguard	664
Total Liabilities	59,045
Net Assets	23,308,321
At June 30, 2021, net assets consisted of:

Paid-in Capital	13,928,804
Total Distributable Earnings (Loss)	9,379,517
Net Assets	23,308,321

Investor Shares—Net Assets
Applicable to 894,610 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,121
Net Asset Value Per Share—Investor Shares	$92.91

ETF Shares—Net Assets
Applicable to 47,645,978 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,257,786
Net Asset Value Per Share—ETF Shares	$236.28

Admiral Shares—Net Assets
Applicable to 117,662,897 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,967,414
Net Asset Value Per Share—Admiral Shares	$101.71
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	39,368
Interest[1]	7
Securities Lending—Net	825
Total Income	40,200
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,179
Management and Administrative—Investor Shares	69
Management and Administrative—ETF Shares	2,642
Management and Administrative—Admiral Shares	3,029
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	168
Marketing and Distribution—Admiral Shares	185
Custodian Fees	29
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	264
Shareholders’ Reports—Admiral Shares	63
Trustees’ Fees and Expenses	3
Total Expenses	7,633
Net Investment Income	32,567
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,483,682
Futures Contracts	2,538
Realized Net Gain (Loss)	1,486,220
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	884,574
Futures Contracts	(459)
Change in Unrealized Appreciation (Depreciation)	884,115
Net Increase (Decrease) in Net Assets Resulting from Operations	2,402,902
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,325,942,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,567	103,809
Realized Net Gain (Loss)	1,486,220	651,931
Change in Unrealized Appreciation (Depreciation)	884,115	4,547,237
Net Increase (Decrease) in Net Assets Resulting from Operations	2,402,902	5,302,977
Distributions
Investor Shares	(80)	(369)
ETF Shares	(16,749)	(54,537)
Admiral Shares	(17,929)	(59,779)
Total Distributions	(34,758)	(114,685)
Capital Share Transactions
Investor Shares	(6,547)	(1,935)
ETF Shares	(32,901)	649,823
Admiral Shares	22,855	(111,739)
Net Increase (Decrease) from Capital Share Transactions	(16,593)	536,149
Total Increase (Decrease)	2,351,551	5,724,441
Net Assets
Beginning of Period	20,956,770	15,232,329
End of Period	23,308,321	20,956,770
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$83.37	$62.43	$47.02	$50.21	$41.52	$39.22
Investment Operations
Net Investment Income	.079[1]	.340[1]	.345[1]	.333[1]	.304[1]	.290
Net Realized and Unrealized Gain (Loss) on Investments	9.547	20.984	15.485	(3.193)	8.692	2.299
Total from Investment Operations	9.626	21.324	15.830	(2.860)	8.996	2.589
Distributions
Dividends from Net Investment Income	(.086)	(.384)	(.420)	(.330)	(.306)	(.289)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.086)	(.384)	(.420)	(.330)	(.306)	(.289)
Net Asset Value, End of Period	$92.91	$83.37	$62.43	$47.02	$50.21	$41.52
Total Return[2]	11.55%	34.32%	33.72%	-5.74%	21.72%	6.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83	$81	$63	$405	$495	$460
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.19%	0.51%	0.62%	0.64%	0.67%	0.74%
Portfolio Turnover Rate[3]	15%	22%	18%	25%	23%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$212.00	$158.76	$119.58	$127.67	$105.60	$99.75
Investment Operations
Net Investment Income	.327[1]	1.074[1]	1.386[1]	1.016[1]	.932[1]	.863
Net Realized and Unrealized Gain (Loss) on Investments	24.306	53.347	39.040	(8.101)	22.058	5.848
Total from Investment Operations	24.633	54.421	40.426	(7.085)	22.990	6.711
Distributions
Dividends from Net Investment Income	(.353)	(1.181)	(1.246)	(1.005)	(.920)	(.861)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.353)	(1.181)	(1.246)	(1.005)	(.920)	(.861)
Net Asset Value, End of Period	$236.28	$212.00	$158.76	$119.58	$127.67	$105.60
Total Return	11.63%	34.46%	33.86%	-5.60%	21.83%	6.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,258	$10,164	$6,995	$4,956	$5,130	$3,576
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.31%	0.63%	0.95%	0.76%	0.79%	0.86%
Portfolio Turnover Rate[2]	15%	22%	18%	25%	23%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$91.26	$68.34	$51.48	$54.96	$45.46	$42.94
Investment Operations
Net Investment Income	.142[1]	.461[1]	.603[1]	.437[1]	.400[1]	.370
Net Realized and Unrealized Gain (Loss) on Investments	10.460	22.967	16.793	(3.485)	9.496	2.519
Total from Investment Operations	10.602	23.428	17.396	(3.048)	9.896	2.889
Distributions
Dividends from Net Investment Income	(.152)	(.508)	(.536)	(.432)	(.396)	(.369)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.152)	(.508)	(.536)	(.432)	(.396)	(.369)
Net Asset Value, End of Period	$101.71	$91.26	$68.34	$51.48	$54.96	$45.46
Total Return[2]	11.63%	34.48%	33.86%	-5.60%	21.83%	6.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,967	$10,712	$8,173	$5,544	$5,659	$3,923
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.31%	0.63%	0.96%	0.76%	0.79%	0.86%
Portfolio Turnover Rate[3]	15%	22%	18%	25%	23%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Mid-Cap Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $768,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

Mid-Cap Growth Index Fund
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,186,924
Gross Unrealized Appreciation	9,346,083
Gross Unrealized Depreciation	(203,847)
Net Unrealized Appreciation (Depreciation)	9,142,236
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $1,249,008,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $5,496,047,000 of investment securities and sold $5,512,682,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,962,373,000 and $2,157,227,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $1,326,327,000 and $656,184,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,113	94	18,844	279
Issued in Lieu of Cash Distributions	80	1	369	6
Redeemed	(14,740)	(170)	(21,148)	(332)
Net Increase (Decrease)—Investor Shares	(6,547)	(75)	(1,935)	(47)
ETF Shares
Issued	2,138,449	9,652	2,610,129	14,482
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,171,350)	(9,950)	(1,960,306)	(10,600)
Net Increase (Decrease)—ETF Shares	(32,901)	(298)	649,823	3,882

Mid-Cap Growth Index Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,335,130	14,135	2,288,238	31,674
Issued in Lieu of Cash Distributions	16,045	169	53,622	742
Redeemed	(1,328,320)	(14,014)	(2,453,599)	(34,639)
Net Increase (Decrease)—Admiral Shares	22,855	290	(111,739)	(2,223)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	5.7%
Consumer Discretionary	16.2
Consumer Staples	6.5
Energy	5.7
Financials	17.7
Health Care	6.1
Industrials	11.5
Real Estate	10.8
Technology	6.4
Telecommunications	2.5
Utilities	10.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (5.7%)
	International Flavors & Fragrances Inc.	2,022,136	302,107
	Nucor Corp.	2,430,967	233,203
	International Paper Co.	3,182,368	195,111
	Albemarle Corp.	948,216	159,736
	Avery Dennison Corp.	674,344	141,774
	Celanese Corp.	915,002	138,714
	Eastman Chemical Co.	1,109,021	129,478
	LyondellBasell Industries NV Class A	1,086,427	111,761
	FMC Corp.	523,454	56,638
	CF Industries Holdings Inc.	871,362	44,832
	Westlake Chemical Corp.	130,005	11,712
			1,525,066
Consumer Discretionary (16.1%)
	DR Horton Inc.	2,635,604	238,179
*,1	AMC Entertainment Holdings Inc. Class A	4,007,258	227,131
*	Delta Air Lines Inc.	5,196,230	224,789
	Lennar Corp. Class A	2,239,896	222,534
	ViacomCBS Inc. Class B	4,683,568	211,697
	Best Buy Co. Inc.	1,830,730	210,497
	Garmin Ltd.	1,248,730	180,616
*	Carnival Corp.	6,722,508	177,205
*	CarMax Inc.	1,325,381	171,173
	Darden Restaurants Inc.	1,062,953	155,180
	Genuine Parts Co.	1,173,668	148,434
	Omnicom Group Inc.	1,747,738	139,802
*	United Airlines Holdings Inc.	2,628,678	137,454
*	AutoZone Inc.	89,510	133,569
*	Southwest Airlines Co.	2,402,002	127,522
	Whirlpool Corp.	508,748	110,917
	PulteGroup Inc.	2,029,430	110,746
	Advance Auto Parts Inc.	531,555	109,043
	Hasbro Inc.	1,061,728	100,354
		Shares	Market Value• ($000)
	Fox Corp. Class A	2,645,028	98,210
	News Corp. Class A	3,726,961	96,044
	BorgWarner Inc.	1,948,428	94,577
*	Dollar Tree Inc.	950,498	94,575
*	Royal Caribbean Cruises Ltd.	878,944	74,956
*	Discovery Inc. Class C	2,548,683	73,861
	MGM Resorts International	1,693,762	72,239
*	Hilton Worldwide Holdings Inc.	565,707	68,236
	L Brands Inc.	906,343	65,311
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,263,356	58,607
*	American Airlines Group Inc.	2,605,324	55,259
	Interpublic Group of Cos. Inc.	1,598,833	51,946
*,1	GameStop Corp. Class A	241,345	51,682
	Fox Corp. Class B	1,246,720	43,885
	Lear Corp.	244,257	42,813
*,1	Discovery Inc. Class A	1,301,134	39,919
	Aramark	1,035,619	38,577
*	Liberty Media Corp.-Liberty SiriusXM Class A	549,672	25,604
*,1	QuantumScape Corp. Class A	527,608	15,438
	Lennar Corp. Class B	122,627	9,988
	News Corp. Class B	378,120	9,207
	ViacomCBS Inc. Class A	73,280	3,550
*	Endeavor Group Holdings Inc. Class A	4,229	117
			4,321,443
Consumer Staples (6.5%)
	Corteva Inc.	5,997,895	266,007
	Clorox Co.	1,010,381	181,778
	Tyson Foods Inc. Class A	2,394,660	176,630
	Conagra Brands Inc.	3,899,065	141,848

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	2,269,468	137,530
	AmerisourceBergen Corp.	1,168,089	133,734
	Kellogg Co.	2,074,535	133,455
	McKesson Corp.	642,531	122,878
	J M Smucker Co.	845,771	109,586
	Kroger Co.	2,767,720	106,031
	Hormel Foods Corp.	2,194,054	104,766
	Campbell Soup Co.	1,600,021	72,945
*	Molson Coors Beverage Co. Class B	733,150	39,363
			1,726,551
Energy (5.7%)
	Valero Energy Corp.	3,320,602	259,273
	Occidental Petroleum Corp.	7,203,742	225,261
	ONEOK Inc.	3,619,420	201,384
	Marathon Petroleum Corp.	2,650,962	160,171
	Halliburton Co.	6,866,346	158,750
	Phillips 66	1,778,522	152,633
	Baker Hughes Co.	5,972,075	136,581
	Williams Cos. Inc.	4,934,125	131,001
	Hess Corp.	1,127,533	98,456
			1,523,510
Financials (17.7%)
	Discover Financial Services	2,476,781	292,978
	Willis Towers Watson plc	1,047,764	241,007
	Arthur J Gallagher & Co.	1,675,401	234,690
	Ameriprise Financial Inc.	941,596	234,344
	State Street Corp.	2,683,889	220,830
	Fifth Third Bancorp	5,718,882	218,633
	Northern Trust Corp.	1,606,338	185,725
	Hartford Financial Services Group Inc.	2,901,750	179,821
	Huntington Bancshares Inc.	11,994,020	171,155
	American International Group Inc.	3,485,704	165,920
	Nasdaq Inc.	933,128	164,044
	KeyCorp	7,884,166	162,808
	Citizens Financial Group Inc.	3,460,147	158,717
	Regions Financial Corp.	7,809,275	157,591
	M&T Bank Corp.	1,045,113	151,865
	Ally Financial Inc.	3,011,352	150,086
	Cincinnati Financial Corp.	1,243,281	144,991
	Principal Financial Group Inc.	2,209,674	139,629
	KKR & Co. Inc.	2,244,961	132,992
		Shares	Market Value• ($000)
	Raymond James Financial Inc.	1,004,794	130,523
*	Arch Capital Group Ltd.	3,114,946	121,296
	Equitable Holdings Inc.	3,479,464	105,950
	Annaly Capital Management Inc.	11,360,469	100,881
	Loews Corp.	1,817,262	99,313
	Fidelity National Financial Inc.	2,230,704	96,946
	Everest Re Group Ltd.	325,624	82,061
	W R Berkley Corp.	1,080,728	80,439
	Franklin Resources Inc.	2,458,168	78,637
	Globe Life Inc.	753,460	71,767
*	Markel Corp.	55,883	66,317
	Cboe Global Markets Inc.	433,350	51,590
	Lincoln National Corp.	734,654	46,166
	AGNC Investment Corp.	2,131,968	36,009
*	Alleghany Corp.	53,744	35,851
*	Opendoor Technologies Inc.	1,759,894	31,203
[1]	UWM Holdings Corp.	669,222	5,655
			4,748,430
Health Care (6.1%)
*	Laboratory Corp. of America Holdings	793,205	218,806
*	Alexion Pharmaceuticals Inc.	897,785	164,932
	Viatris Inc.	9,818,864	140,312
	Quest Diagnostics Inc.	1,061,250	140,053
*	Hologic Inc.	2,081,558	138,882
	Cardinal Health Inc.	2,357,032	134,563
*	Elanco Animal Health Inc.	3,842,524	133,297
	DENTSPLY SIRONA Inc.	1,773,586	112,197
	Royalty Pharma plc Class A	2,553,140	104,653
	Universal Health Services Inc. Class B	601,761	88,116
*	Henry Schein Inc.	1,142,977	84,797
	STERIS plc	384,601	79,343
*	DaVita Inc.	560,773	67,534
*	agilon health Inc.	476,414	19,328
			1,626,813
Industrials (11.5%)
	Carrier Global Corp.	7,059,491	343,091
*	Keysight Technologies Inc.	1,498,845	231,437
	Synchrony Financial	4,724,630	229,239
*	United Rentals Inc.	587,987	187,574
	Fortive Corp.	2,612,490	182,195
	Dover Corp.	1,169,173	176,077
	WW Grainger Inc.	359,822	157,602
*	Ingersoll Rand Inc.	3,066,817	149,691

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Otis Worldwide Corp.	1,743,067	142,531
	Jacobs Engineering Group Inc.	1,057,877	141,142
	Rockwell Automation Inc.	471,476	134,852
	Textron Inc.	1,833,650	126,100
	Westrock Co.	2,161,916	115,057
	Crown Holdings Inc.	1,095,856	112,007
	Ball Corp.	1,333,247	108,020
	Packaging Corp. of America	771,685	104,502
	CH Robinson Worldwide Inc.	1,080,312	101,193
	Snap-on Inc.	439,331	98,160
	Western Union Co.	3,324,621	76,366
	Fortune Brands Home & Security Inc.	562,994	56,080
*	Mohawk Industries Inc.	226,527	43,536
	Hubbell Inc. Class B	220,621	41,221
*	XPO Logistics Inc.	197,167	27,582
*	Marqeta Inc. Class A	7,812	219
			3,085,474
Real Estate (10.8%)
	Welltower Inc.	3,391,790	281,858
	AvalonBay Communities Inc.	1,134,084	236,672
	Equity Residential	2,886,322	222,247
*	CBRE Group Inc. Class A	2,590,523	222,085
	Weyerhaeuser Co.	6,086,415	209,494
	Simon Property Group Inc.	1,334,440	174,118
	Ventas Inc.	3,047,492	174,012
	Essex Property Trust Inc.	528,028	158,414
	Mid-America Apartment Communities Inc.	930,070	156,642
	Healthpeak Properties Inc.	4,377,975	145,743
	Duke Realty Corp.	3,046,306	144,243
	Boston Properties Inc.	1,141,100	130,759
	UDR Inc.	2,411,328	118,107
	WP Carey Inc.	1,445,652	107,874
	Camden Property Trust	793,552	105,280
	Realty Income Corp.	1,517,099	101,251
	Iron Mountain Inc.	2,345,595	99,265
*	Host Hotels & Resorts Inc.	2,868,110	49,016
	VEREIT Inc.	930,740	42,749
	Regency Centers Corp.	345,055	22,108
			2,901,937
Technology (6.4%)
	Corning Inc.	6,224,488	254,582
	Maxim Integrated Products Inc.	2,180,101	229,695
		Shares	Market Value• ($000)
	CDW Corp.	1,138,969	198,921
*	Qorvo Inc.	914,622	178,946
*	Western Digital Corp.	2,365,067	168,322
	Hewlett Packard Enterprise Co.	10,570,077	154,112
	NetApp Inc.	1,808,378	147,962
	Seagate Technology Holdings plc	1,673,393	147,141
	NortonLifeLock Inc.	4,475,871	121,833
	Leidos Holdings Inc.	574,422	58,074
*	F5 Networks Inc.	242,159	45,201
			1,704,789
Telecommunications (2.5%)
	Motorola Solutions Inc.	1,378,337	298,892
	Lumen Technologies Inc.	8,979,538	122,032
*	Liberty Broadband Corp. Class C	616,114	106,994
*	DISH Network Corp. Class A	1,995,244	83,401
	Juniper Networks Inc.	1,331,213	36,409
*	Liberty Broadband Corp. Class A	99,398	16,716
			664,444
Utilities (10.9%)
	WEC Energy Group Inc.	2,562,405	227,926
	American Water Works Co. Inc.	1,474,130	227,208
	Eversource Energy	2,790,156	223,882
	DTE Energy Co.	1,573,787	203,963
	Consolidated Edison Inc.	2,784,819	199,727
	Edison International	3,082,409	178,225
	PPL Corp.	5,937,805	166,080
	Ameren Corp.	2,074,837	166,070
	FirstEnergy Corp.	4,418,516	164,413
	Entergy Corp.	1,630,075	162,519
	AES Corp.	5,412,567	141,106
	CMS Energy Corp.	2,351,435	138,923
*	PG&E Corp.	12,094,912	123,005
	CenterPoint Energy Inc.	4,715,756	115,630
	Alliant Energy Corp.	2,032,094	113,310
	Evergy Inc.	1,844,058	111,436
	NiSource Inc.	3,186,304	78,064
	Vistra Corp.	3,916,007	72,642
	NRG Energy Inc.	994,175	40,065
	Pinnacle West Capital Corp.	457,985	37,541
	Avangrid Inc.	629,127	32,356
			2,924,091
Total Common Stocks (Cost $18,533,139)			26,752,548

Mid-Cap Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund, 0.056% (Cost $201,080)	2,010,861	201,086
Total Investments (100.6%) (Cost $18,734,219)		26,953,634
Other Assets and Liabilities—Net (-0.6%)		(166,752)
Net Assets (100%)		26,786,882
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $208,817,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $214,352,000 was received for securities on loan, of which $179,972,000 is held in Vanguard Market Liquidity Fund and $34,380,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	9	1,930	27
E-mini S&P Mid-Cap 400 Index	September 2021	145	39,040	(777)
				(750)

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,533,139)	26,752,548
Affiliated Issuers (Cost $201,080)	201,086
Total Investments in Securities	26,953,634
Investment in Vanguard	946
Cash	5,821
Cash Collateral Pledged—Futures Contracts	2,060
Receivables for Investment Securities Sold	28,775
Receivables for Accrued Income	45,919
Receivables for Capital Shares Issued	20,431
Variation Margin Receivable—Futures Contracts	41
Total Assets	27,057,627
Liabilities
Payables for Investment Securities Purchased	29,131
Collateral for Securities on Loan	214,352
Payables for Capital Shares Redeemed	26,487
Payables to Vanguard	775
Total Liabilities	270,745
Net Assets	26,786,882
At June 30, 2021, net assets consisted of:

Paid-in Capital	21,297,185
Total Distributable Earnings (Loss)	5,489,697
Net Assets	26,786,882

Investor Shares—Net Assets
Applicable to 1,009,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,860
Net Asset Value Per Share—Investor Shares	$55.31

ETF Shares—Net Assets
Applicable to 102,647,830 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,420,565
Net Asset Value Per Share—ETF Shares	$140.49

Admiral Shares—Net Assets
Applicable to 169,154,767 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,310,457
Net Asset Value Per Share—Admiral Shares	$72.78
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	228,112
Interest[1]	7
Securities Lending—Net	1,192
Total Income	229,311
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,199
Management and Administrative—Investor Shares	43
Management and Administrative—ETF Shares	3,036
Management and Administrative—Admiral Shares	3,158
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	195
Marketing and Distribution—Admiral Shares	200
Custodian Fees	28
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	685
Shareholders’ Reports—Admiral Shares	70
Trustees’ Fees and Expenses	3
Total Expenses	8,619
Net Investment Income	220,692
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	656,940
Futures Contracts	4,389
Realized Net Gain (Loss)	661,329
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,228,152
Futures Contracts	(1,273)
Change in Unrealized Appreciation (Depreciation)	3,226,879
Net Increase (Decrease) in Net Assets Resulting from Operations	4,108,900
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,000, $7,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $262,477,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	220,692	499,306
Realized Net Gain (Loss)	661,329	(1,007,235)
Change in Unrealized Appreciation (Depreciation)	3,226,879	863,169
Net Increase (Decrease) in Net Assets Resulting from Operations	4,108,900	355,240
Distributions
Investor Shares	(448)	(1,066)
ETF Shares	(124,472)	(251,536)
Admiral Shares	(107,290)	(250,673)
Total Distributions	(232,210)	(503,275)
Capital Share Transactions
Investor Shares	4,688	(7,436)
ETF Shares	1,316,190	694,076
Admiral Shares	393,720	(882,562)
Net Increase (Decrease) from Capital Share Transactions	1,714,598	(195,922)
Total Increase (Decrease)	5,591,288	(343,957)
Net Assets
Beginning of Period	21,195,594	21,539,551
End of Period	26,786,882	21,195,594
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.83	$46.96	$37.50	$43.89	$38.24	$33.86
Investment Operations
Net Investment Income	.441[1]	1.048[1,2]	.808[1]	1.001[1,3]	.771[1]	.675
Net Realized and Unrealized Gain (Loss) on Investments	8.498	(.122)	9.566	(6.415)	5.646	4.396
Total from Investment Operations	8.939	.926	10.374	(5.414)	6.417	5.071
Distributions
Dividends from Net Investment Income	(.459)	(1.056)	(.914)	(.976)	(.767)	(.691)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.459)	(1.056)	(.914)	(.976)	(.767)	(.691)
Net Asset Value, End of Period	$55.31	$46.83	$46.96	$37.50	$43.89	$38.24
Total Return[4]	19.12%	2.43%	27.82%	-12.53%	16.91%	15.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56	$43	$52	$508	$682	$666
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.58%[2]	1.90%	2.29%[3]	1.92%	2.02%
Portfolio Turnover Rate[5]	8%	39%	17%	17%	17%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$118.93	$119.27	$95.22	$111.47	$97.12	$85.99
Investment Operations
Net Investment Income	1.202[1]	2.781[1,2]	2.497[1]	2.645[1,3]	2.116[1]	1.822
Net Realized and Unrealized Gain (Loss) on Investments	21.600	(.310)	23.996	(16.278)	14.306	11.170
Total from Investment Operations	22.802	2.471	26.493	(13.633)	16.422	12.992
Distributions
Dividends from Net Investment Income	(1.242)	(2.811)	(2.443)	(2.617)	(2.072)	(1.862)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.242)	(2.811)	(2.443)	(2.617)	(2.072)	(1.862)
Net Asset Value, End of Period	$140.49	$118.93	$119.27	$95.22	$111.47	$97.12
Total Return	19.20%	2.50%	27.98%	-12.41%	17.05%	15.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,421	$11,061	$10,339	$7,898	$8,355	$6,383
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.69%[2]	2.26%	2.41%[3]	2.04%	2.14%
Portfolio Turnover Rate[4]	8%	39%	17%	17%	17%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$61.61	$61.79	$49.33	$57.74	$50.31	$44.54
Investment Operations
Net Investment Income	.621[1]	1.438[1,2]	1.303[1]	1.385[1,3]	1.096[1]	.942
Net Realized and Unrealized Gain (Loss) on Investments	11.192	(.162)	12.422	(8.439)	7.407	5.791
Total from Investment Operations	11.813	1.276	13.725	(7.054)	8.503	6.733
Distributions
Dividends from Net Investment Income	(.643)	(1.456)	(1.265)	(1.356)	(1.073)	(.963)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.643)	(1.456)	(1.265)	(1.356)	(1.073)	(.963)
Net Asset Value, End of Period	$72.78	$61.61	$61.79	$49.33	$57.74	$50.31
Total Return[4]	19.21%	2.54%	27.99%	-12.42%	17.04%	15.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,310	$10,092	$11,148	$7,738	$8,134	$5,949
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.69%[2]	2.28%	2.41%[3]	2.04%	2.14%
Portfolio Turnover Rate[5]	8%	39%	17%	17%	17%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Mid-Cap Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $946,000, representing less than 0.01% of the fund’s net assets and 0.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Value Index Fund
At June 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,758,677
Gross Unrealized Appreciation	8,434,984
Gross Unrealized Depreciation	(240,777)
Net Unrealized Appreciation (Depreciation)	8,194,207
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $3,369,442,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $4,063,517,000 of investment securities and sold $2,345,997,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,713,137,000 and $456,006,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $541,512,000 and $688,919,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,060	188	8,255	208
Issued in Lieu of Cash Distributions	448	8	1,066	27
Redeemed	(5,820)	(111)	(16,757)	(423)
Net Increase (Decrease)—Investor Shares	4,688	85	(7,436)	(188)

Mid-Cap Value Index Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,788,357	13,021	3,661,867	35,714
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(472,167)	(3,375)	(2,967,791)	(29,400)
Net Increase (Decrease)—ETF Shares	1,316,190	9,646	694,076	6,314
Admiral Shares
Issued	1,769,591	25,323	2,506,721	48,206
Issued in Lieu of Cash Distributions	94,804	1,343	222,711	4,318
Redeemed	(1,470,675)	(21,314)	(3,611,994)	(69,151)
Net Increase (Decrease)—Admiral Shares	393,720	5,352	(882,562)	(16,627)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636
Vanguard Marketing Corporation, Distributor.
Q982 082021

Semiannual Report   |   June 30, 2021
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
Results of Proxy Voting	1
About Your Fund’s Expenses	2
Growth Index Fund	4
Value Index Fund	24
Large-Cap Index Fund	45
Trustees Approve Advisory Arrangements	66
Liquidity Risk Management	68

Results of Proxy Voting
At a special meeting held on January 22, 2021, shareholders of the U.S. Value Fund (the “Acquired Fund”) approved the following proposal:
Proposal- Approval of Agreement and Plan of Reorganization.
Approval of an agreement and plan of reorganization providing for (i) the transfer of substantially all of the assets of the Acquired Fund to Vanguard Value Index Fund (the "Value Index Fund") in exchange for shares of beneficial interest of the Value Index Fund; (ii) the assumption by the Value Index Fund of the liabilities of the Acquired Fund; and (iii) the distribution of Value Index Fund shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The purpose of the transaction was to consolidate the assets of the two funds, placing the Acquired Fund shareholders in a comparable fund with better historical long-term investment performance; delivering a large expense ratio reduction for the Acquired Fund shareholders; and creating a larger combined fund, which we anticipate, over time, will achieve greater economies of scale.
Vanguard Fund	For	Abstain	Against	Broker Non-Votes	Percentage For
U.S. Value Fund	33,292,112	1,490,544	1,963,555	0	90.6%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,133.00	$0.90
ETF Shares	1,000.00	1,133.70	0.21
Admiral™ Shares	1,000.00	1,133.60	0.26
Institutional Shares	1,000.00	1,133.70	0.21
Value Index Fund
Investor Shares	$1,000.00	$1,167.21	$0.91
ETF Shares	1,000.00	1,167.97	0.22
Admiral Shares	1,000.00	1,168.20	0.27
Institutional Shares	1,000.00	1,168.03	0.22
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,148.60	$0.91
ETF Shares	1,000.00	1,149.30	0.21
Admiral Shares	1,000.00	1,149.20	0.27
Institutional Shares	1,000.00	1,149.30	0.21
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
3

Growth Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	1.2%
Consumer Discretionary	23.4
Consumer Staples	1.0
Energy	0.5
Financials	2.1
Health Care	7.8
Industrials	12.7
Real Estate	2.6
Technology	47.6
Telecommunications	1.0
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
4

Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Linde plc	4,015,450	1,160,867
	Ecolab Inc.	1,987,154	409,294
	Fastenal Co.	4,434,985	230,619
	FMC Corp.	995,181	107,679
	Albemarle Corp.	450,661	75,918
			1,984,377
Consumer Discretionary (23.4%)
*	Amazon.com Inc.	3,310,163	11,387,490
*	Tesla Inc.	5,950,896	4,044,824
	Home Depot Inc.	8,210,422	2,618,221
*	Walt Disney Co.	14,021,321	2,464,528
*	Netflix Inc.	3,323,890	1,755,712
	NIKE Inc. Class B	9,844,960	1,520,948
	Costco Wholesale Corp.	3,417,171	1,352,072
	McDonald's Corp.	5,761,810	1,330,921
	Lowe's Cos. Inc.	5,521,299	1,070,966
	Starbucks Corp.	9,098,616	1,017,316
*	Booking Holdings Inc.	317,015	693,657
	TJX Cos. Inc.	8,846,891	596,457
	Activision Blizzard Inc.	6,000,005	572,640
	Estee Lauder Cos. Inc. Class A	1,701,113	541,090
*	Uber Technologies Inc.	10,115,498	506,989
	Dollar General Corp.	1,847,644	399,812
	Ross Stores Inc.	2,753,727	341,462
*	Chipotle Mexican Grill Inc. Class A	217,373	337,002
*	Lululemon Athletica Inc.	917,911	335,010
*	Aptiv plc	2,087,189	328,377
	Electronic Arts Inc.	2,209,944	317,856
*	O'Reilly Automotive Inc.	538,713	305,025
	Yum! Brands Inc.	2,300,360	264,610
*	Hilton Worldwide Holdings Inc.	2,150,782	259,427
*	Trade Desk Inc. Class A	3,330,139	257,620
*	AutoZone Inc.	170,184	253,952
*	Peloton Interactive Inc. Class A	1,971,415	244,495
*	Copart Inc.	1,644,144	216,748
*,1	AMC Entertainment Holdings Inc. Class A	3,804,297	215,628
*	Etsy Inc.	981,404	202,012
		Shares	Market Value• ($000)
*	Carvana Co. Class A	624,949	188,622
*	Wayfair Inc. Class A	569,531	179,807
*	Roblox Corp. Class A	1,992,613	179,295
*	Expedia Group Inc.	1,092,210	178,806
*	Airbnb Inc. Class A	1,117,967	171,205
	Tractor Supply Co.	890,040	165,601
*	Burlington Stores Inc.	513,829	165,448
*	Caesars Entertainment Inc.	1,530,021	158,740
*	Take-Two Interactive Software Inc.	893,093	158,095
*	Ulta Beauty Inc.	427,691	147,883
	Domino's Pizza Inc.	299,823	139,864
*	Marriott International Inc. Class A	1,004,590	137,147
*	NVR Inc.	26,668	132,628
*	Lyft Inc. Class A	1,980,328	119,770
*	DraftKings Inc. Class A	2,166,061	113,003
*	Wynn Resorts Ltd.	803,807	98,306
*	Live Nation Entertainment Inc.	1,097,623	96,141
*	Royal Caribbean Cruises Ltd.	834,425	71,160
	MGM Resorts International	1,607,904	68,577
	Rollins Inc.	1,710,014	58,482
*	Vail Resorts Inc.	155,442	49,201
*	Penn National Gaming Inc.	603,686	46,176
*,1	Chewy Inc. Class A	566,780	45,178
[1]	Sirius XM Holdings Inc.	6,317,775	41,318
	Warner Music Group Corp. Class A	722,257	26,030
*,1	QuantumScape Corp. Class A	501,249	14,667
*	Endeavor Group Holdings Inc. Class A	4,687	130
*	LKQ Corp.	1,194	59
			38,704,206
Consumer Staples (1.0%)
	Colgate-Palmolive Co.	6,532,429	531,413
*	Monster Beverage Corp.	2,857,024	260,989
	Hershey Co.	1,130,309	196,877
	Brown-Forman Corp. Class B	2,391,152	179,193
	McCormick & Co. Inc.	1,922,751	169,817
5

Growth Index Fund
		Shares	Market Value• ($000)
	Church & Dwight Co. Inc.	1,893,764	161,387
	Lamb Weston Holdings Inc.	1,129,566	91,111
	Clorox Co.	480,210	86,395
	Brown-Forman Corp. Class A	325,778	22,967
			1,700,149
Energy (0.5%)
	Pioneer Natural Resources Co.	1,695,340	275,526
*	Cheniere Energy Inc.	1,762,027	152,838
*	Plug Power Inc.	4,387,862	150,021
	Hess Corp.	1,071,744	93,585
*	Enphase Energy Inc.	471,507	86,583
			758,553
Financials (2.1%)
	S&P Global Inc.	1,860,161	763,503
	Moody's Corp.	1,228,693	445,242
	Aon plc Class A (XNYS)	1,655,403	395,244
	MSCI Inc. Class A	604,617	322,309
	Intercontinental Exchange Inc.	2,175,442	258,225
	First Republic Bank	1,360,968	254,732
*	Coinbase Global Inc. Class A	930,622	235,727
*	SVB Financial Group	419,403	233,368
	Broadridge Financial Solutions Inc.	896,703	144,844
	MarketAxess Holdings Inc.	278,624	129,167
	FactSet Research Systems Inc.	292,302	98,100
	Tradeweb Markets Inc. Class A	808,356	68,355
*	Markel Corp.	53,097	63,011
	SEI Investments Co.	496,234	30,752
	Interactive Brokers Group Inc. Class A	315,559	20,742
	Arthur J Gallagher & Co.	893	125
	Cboe Global Markets Inc.	482	57
			3,463,503
Health Care (7.8%)
	Thermo Fisher Scientific Inc.	3,034,896	1,531,014
*	Intuitive Surgical Inc.	914,375	840,896
	Zoetis Inc.	3,666,064	683,208
	Danaher Corp.	2,478,499	665,130
	Stryker Corp.	2,472,980	642,307
*	Moderna Inc.	2,635,228	619,226
*	Illumina Inc.	1,127,383	533,489
*	Edwards Lifesciences Corp.	4,800,209	497,158
*	Boston Scientific Corp.	10,972,017	469,163
*	Regeneron Pharmaceuticals Inc.	768,016	428,968
*	IDEXX Laboratories Inc.	658,519	415,888
*	Vertex Pharmaceuticals Inc.	1,998,916	403,041
*	IQVIA Holdings Inc.	1,479,976	358,628
		Shares	Market Value• ($000)
*	Align Technology Inc.	580,481	354,674
	Agilent Technologies Inc.	2,362,868	349,256
*	Veeva Systems Inc. Class A	1,065,767	331,400
*	DexCom Inc.	746,721	318,850
	ResMed Inc.	1,123,667	277,006
	Becton Dickinson and Co.	1,124,204	273,395
	West Pharmaceutical Services Inc.	570,068	204,711
	Cerner Corp.	2,326,779	181,861
*	Teladoc Health Inc.	1,073,861	178,572
*	Seagen Inc.	1,050,998	165,932
*	Exact Sciences Corp.	1,324,655	164,668
*	Centene Corp.	2,252,670	164,287
*	Horizon Therapeutics plc	1,734,548	162,423
*	Alexion Pharmaceuticals Inc.	853,285	156,757
	Baxter International Inc.	1,941,454	156,287
*	Alnylam Pharmaceuticals Inc.	907,676	153,869
	Cooper Cos. Inc.	379,540	150,400
	Teleflex Inc.	360,879	144,998
*	Insulet Corp.	511,725	140,474
*	Incyte Corp.	1,443,469	121,439
*	10X Genomics Inc. Class A	606,086	118,684
*	BioMarin Pharmaceutical Inc.	1,411,074	117,740
*	ABIOMED Inc.	349,754	109,162
	STERIS plc	365,353	75,372
*	Novocure Ltd.	338,974	75,191
*	Catalent Inc.	657,687	71,109
*	Oak Street Health Inc.	929,660	54,450
*	Bio-Rad Laboratories Inc. Class A	81,060	52,226
*	PPD Inc.	949,156	43,747
*,1	GoodRx Holdings Inc. Class A	456,367	16,434
	Bristol-Myers Squibb Co.	10,345	691
			12,974,181
Industrials (12.7%)
	Visa Inc. Class A	12,618,853	2,950,540
*	PayPal Holdings Inc.	9,071,024	2,644,022
	Mastercard Inc. Class A	6,830,867	2,493,881
	Accenture plc Class A	4,908,564	1,446,996
	Union Pacific Corp.	5,129,680	1,128,170
*	Boeing Co.	4,515,779	1,081,800
*	Square Inc. Class A	3,026,967	737,975
	Fidelity National Information Services Inc.	4,788,508	678,388
	Automatic Data Processing Inc.	3,285,599	652,586
	United Parcel Service Inc. Class B	2,792,662	580,790
	Sherwin-Williams Co.	1,848,268	503,561
*	Fiserv Inc.	4,633,524	495,277
	Global Payments Inc.	2,279,616	427,519
	Lockheed Martin Corp.	912,102	345,094

6

Growth Index Fund
		Shares	Market Value• ($000)
	IHS Markit Ltd.	2,769,599	312,023
	Paychex Inc.	2,504,382	268,720
	Cintas Corp.	689,523	263,398
	Rockwell Automation Inc.	896,320	256,365
*	Mettler-Toledo International Inc.	179,693	248,936
	Equifax Inc.	939,771	225,085
*	Keysight Technologies Inc.	1,424,709	219,989
*	Zebra Technologies Corp. Class A	413,208	218,789
	Verisk Analytics Inc. Class A	1,251,647	218,688
	Old Dominion Freight Line Inc.	805,913	204,541
*	Generac Holdings Inc.	485,837	201,695
	Kansas City Southern	702,188	198,979
	Vulcan Materials Co.	1,024,416	178,320
	L3Harris Technologies Inc.	792,468	171,292
	Expeditors International of Washington Inc.	1,304,083	165,097
*	FleetCor Technologies Inc.	643,611	164,803
*	Waters Corp.	476,458	164,669
	TransUnion	1,477,168	162,208
*	Trimble Inc.	1,937,913	158,579
*	Teledyne Technologies Inc.	359,160	150,427
	AMETEK Inc.	891,555	119,023
	JB Hunt Transport Services Inc.	652,778	106,370
	Ball Corp.	1,267,322	102,678
	Martin Marietta Materials Inc.	240,764	84,703
	HEICO Corp. Class A	563,396	69,962
	Masco Corp.	979,881	57,725
	Cognex Corp.	647,764	54,445
	Jack Henry & Associates Inc.	286,817	46,897
	HEICO Corp.	334,784	46,676
*,1	Affirm Holdings Inc.	398,606	26,846
*	Marqeta Inc. Class A	9,132	256
	Westinghouse Air Brake Technologies Corp.	822	68
			21,034,851
Real Estate (2.6%)
	American Tower Corp.	3,504,065	946,588
	Crown Castle International Corp.	3,337,288	651,105
	Equinix Inc.	691,714	555,170
	Public Storage	1,148,471	345,334
	Digital Realty Trust Inc.	2,174,368	327,155
	SBA Communications Corp. Class A	844,362	269,098
*	CoStar Group Inc.	3,049,498	252,559
	Alexandria Real Estate Equities Inc.	1,138,885	207,209
	Invitation Homes Inc.	4,383,302	163,453
*	Zillow Group Inc. Class C	1,245,866	152,270
	Sun Communities Inc.	863,513	148,006
	Realty Income Corp.	1,442,114	96,247
	UDR Inc.	1,146,051	56,134
		Shares	Market Value• ($000)
*	Zillow Group Inc. Class A	337,222	41,320
*,1	Opendoor Technologies Inc.	1,672,504	29,653
	Regency Centers Corp.	328,329	21,036
			4,262,337
Technology (47.5%)
	Apple Inc.	122,408,990	16,765,135
	Microsoft Corp.	58,157,627	15,754,901
*	Facebook Inc. Class A	18,501,955	6,433,315
*	Alphabet Inc. Class A	2,322,181	5,670,278
*	Alphabet Inc. Class C	2,124,000	5,323,424
	NVIDIA Corp.	4,570,135	3,656,565
*	Adobe Inc.	3,691,060	2,161,632
*	salesforce.com Inc.	6,765,244	1,652,546
	Texas Instruments Inc.	7,131,248	1,371,339
	Applied Materials Inc.	7,086,049	1,009,053
	Intuit Inc.	2,004,576	982,583
*	Advanced Micro Devices Inc.	9,382,158	881,266
*	ServiceNow Inc.	1,524,643	837,868
*	Micron Technology Inc.	8,659,360	735,872
	Lam Research Corp.	1,101,288	716,608
	Broadcom Inc.	1,499,643	715,090
	QUALCOMM Inc.	4,355,116	622,477
*	Snap Inc. Class A	8,813,604	600,559
*	Zoom Video Communications Inc. Class A	1,550,753	600,188
*	Autodesk Inc.	1,699,302	496,026
*	Twilio Inc. Class A	1,253,765	494,184
*	Snowflake Inc. Class A	1,941,599	469,479
*	Twitter Inc.	5,854,855	402,873
*	DocuSign Inc. Class A	1,427,144	398,987
*	Crowdstrike Holdings Inc. Class A	1,537,650	386,427
	KLA Corp.	1,183,627	383,744
	Roper Technologies Inc.	812,619	382,093
	Marvell Technology Inc.	6,180,401	360,503
*	Workday Inc. Class A	1,459,378	348,412
*	Pinterest Inc. Class A	4,225,855	333,631
*	Palantir Technologies Inc. Class A	12,533,517	330,383
*	Synopsys Inc.	1,178,154	324,923
*	Match Group Inc.	1,982,652	319,703
	Microchip Technology Inc.	2,112,123	316,269
	Amphenol Corp. Class A	4,614,671	315,690
*	Cadence Design Systems Inc.	2,148,742	293,991
	Xilinx Inc.	1,898,338	274,576
*	Okta Inc.	1,107,510	270,985
*	Palo Alto Networks Inc.	714,440	265,093
*	Fortinet Inc.	1,071,959	255,330
	Analog Devices Inc.	1,424,007	245,157
	Skyworks Solutions Inc.	1,274,815	244,446
*	ANSYS Inc.	672,961	233,558
	Maxim Integrated Products Inc.	2,072,245	218,332

7

Growth Index Fund
		Shares	Market Value• ($000)
*	EPAM Systems Inc.	413,772	211,421
*	HubSpot Inc.	342,778	199,744
*	Cloudflare Inc. Class A	1,780,787	188,478
*	Splunk Inc.	1,265,185	182,920
*	RingCentral Inc. Class A	623,543	181,189
*	Datadog Inc. Class A	1,716,011	178,602
	Teradyne Inc.	1,283,895	171,991
*	VeriSign Inc.	739,173	168,302
*	Slack Technologies Inc. Class A	3,686,607	163,317
*	Gartner Inc.	631,456	152,939
*	Coupa Software Inc.	566,781	148,559
*	Akamai Technologies Inc.	1,258,587	146,751
*	Paycom Software Inc.	395,011	143,575
*	Tyler Technologies Inc.	314,597	142,314
*	DoorDash Inc. Class A	795,298	141,825
*	Zscaler Inc.	577,352	124,743
	SS&C Technologies Holdings Inc.	1,678,796	120,974
*	Unity Software Inc.	1,078,791	118,484
*	GoDaddy Inc. Class A	1,295,582	112,664
*,1	VMware Inc. Class A	605,437	96,852
*	IAC/InterActiveCorp.	611,426	94,263
*	Black Knight Inc.	1,148,878	89,589
*	MongoDB Inc. Class A	227,741	82,333
	Bentley Systems Inc. Class B	1,226,823	79,474
*	Dropbox Inc. Class A	2,333,310	70,723
*	Zendesk Inc.	458,129	66,126
	Monolithic Power Systems Inc.	167,802	62,666
*	IPG Photonics Corp.	268,942	56,685
	Citrix Systems Inc.	479,984	56,288
*	ZoomInfo Technologies Inc. Class A	756,984	39,492
*	Vimeo Inc.	503,500	24,671
*	Bumble Inc. Class A	416,317	23,980
*	AppLovin Corp. Class A	250,957	18,864
*	Qualtrics International Inc. Class A	205,998	7,879
*,1	UiPath Inc. Class A	9,418	640
			78,724,811
		Shares	Market Value• ($000)
Telecommunications (1.0%)
*	Charter Communications Inc. Class A	946,975	683,195
*	Roku Inc.	889,505	408,505
*	Arista Networks Inc.	441,996	160,140
	Motorola Solutions Inc.	655,074	142,053
*	Liberty Broadband Corp. Class C	588,305	102,165
*	Altice USA Inc. Class A	1,692,843	57,794
*	Liberty Broadband Corp. Class A	91,505	15,388
	Ubiquiti Inc.	48,469	15,131
			1,584,371
Utilities (0.1%)
	Waste Connections Inc. (XTSE)	2,020,657	241,327
Total Common Stocks (Cost $67,085,170)			165,432,666
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.056% (Cost $478,514)	4,785,683	478,568
Total Investments (100.2%) (Cost $67,563,684)			165,911,234
Other Assets and Liabilities— Net (-0.2%)			(279,356)
Net Assets (100%)			165,631,878
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $291,169,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $300,686,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	266	57,038	635

8

Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/31/21	BOANA	52,821	0.064	3	—
Visa Inc.	8/31/21	BOANA	104,050	0.014	143	—
					146	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $5,815,000 and cash of $1,390,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $67,085,170)	165,432,666
Affiliated Issuers (Cost $478,514)	478,568
Total Investments in Securities	165,911,234
Investment in Vanguard	5,416
Cash Collateral Pledged—Futures Contracts	2,935
Receivables for Investment Securities Sold	30,234
Receivables for Accrued Income	25,560
Receivables for Capital Shares Issued	48,020
Variation Margin Receivable—Futures Contracts	88
Unrealized Appreciation—Over-the-Counter Swap Contracts	146
Total Assets	166,023,633
Liabilities
Due to Custodian	24,791
Payables for Investment Securities Purchased	678
Collateral for Securities on Loan	300,686
Payables for Capital Shares Redeemed	62,634
Payables to Vanguard	2,966
Total Liabilities	391,755
Net Assets	165,631,878
10

Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	65,939,847
Total Distributable Earnings (Loss)	99,692,031
Net Assets	165,631,878

Investor Shares—Net Assets
Applicable to 4,993,343 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	736,657
Net Asset Value Per Share—Investor Shares	$147.53

ETF Shares—Net Assets
Applicable to 275,612,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,966,613
Net Asset Value Per Share—ETF Shares	$286.51

Admiral Shares—Net Assets
Applicable to 416,350,341 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,404,292
Net Asset Value Per Share—Admiral Shares	$147.48

Institutional Shares—Net Assets
Applicable to 166,277,835 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,524,316
Net Asset Value Per Share—Institutional Shares	$147.49

See accompanying Notes, which are an integral part of the Financial Statements.
11

Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	431,018
Interest[1]	100
Securities Lending—Net	1,309
Total Income	432,427
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,038
Management and Administrative—Investor Shares	585
Management and Administrative—ETF Shares	11,202
Management and Administrative—Admiral Shares	12,139
Management and Administrative—Institutional Shares	3,882
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—ETF Shares	865
Marketing and Distribution—Admiral Shares	799
Marketing and Distribution—Institutional Shares	258
Custodian Fees	400
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	962
Shareholders’ Reports—Admiral Shares	195
Shareholders’ Reports—Institutional Shares	39
Trustees’ Fees and Expenses	21
Total Expenses	33,403
Net Investment Income	399,024
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,501,075
Futures Contracts	20,263
Swap Contracts	14,473
Realized Net Gain (Loss)	4,535,811
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	14,505,087
Futures Contracts	387
Swap Contracts	(8,724)
Change in Unrealized Appreciation (Depreciation)	14,496,750
Net Increase (Decrease) in Net Assets Resulting from Operations	19,431,585
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $98,000, less than $1,000, and ($19,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $4,380,322,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	399,024	959,207
Realized Net Gain (Loss)	4,535,811	6,085,082
Change in Unrealized Appreciation (Depreciation)	14,496,750	35,082,887
Net Increase (Decrease) in Net Assets Resulting from Operations	19,431,585	42,127,176
Distributions
Investor Shares	(1,582)	(4,183)
ETF Shares	(205,297)	(453,408)
Admiral Shares	(158,650)	(351,474)
Institutional Shares	(65,121)	(152,514)
Total Distributions	(430,650)	(961,579)
Capital Share Transactions
Investor Shares	(99,602)	(29,849)
ETF Shares	1,525,326	2,591,427
Admiral Shares	395,012	742,741
Institutional Shares	(922,923)	(319,460)
Net Increase (Decrease) from Capital Share Transactions	897,813	2,984,859
Total Increase (Decrease)	19,898,748	44,150,456
Net Assets
Beginning of Period	145,733,130	101,582,674
End of Period	165,631,878	145,733,130

See accompanying Notes, which are an integral part of the Financial Statements.
13

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$130.50	$93.87	$69.10	$72.36	$57.32	$54.78
Investment Operations
Net Investment Income	.271[1]	.728[1]	.746[1]	.823[1]	.750[1]	.720
Net Realized and Unrealized Gain (Loss) on Investments	17.058	36.631	24.802	(3.271)	15.037	2.548
Total from Investment Operations	17.329	37.359	25.548	(2.448)	15.787	3.268
Distributions
Dividends from Net Investment Income	(.299)	(.729)	(.778)	(.812)	(.747)	(.728)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.299)	(.729)	(.778)	(.812)	(.747)	(.728)
Net Asset Value, End of Period	$147.53	$130.50	$93.87	$69.10	$72.36	$57.32
Total Return[2]	13.30%	40.01%	37.08%	-3.46%	27.65%	5.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$737	$750	$572	$2,654	$3,210	$2,938
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	0.40%	0.69%	0.92%	1.08%	1.15%	1.31%
Portfolio Turnover Rate[3]	6%	6%	11%	11%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$253.44	$182.31	$134.21	$140.55	$111.33	$106.40
Investment Operations
Net Investment Income	.701[1]	1.683[1]	1.773[1]	1.807[1]	1.626[1]	1.528
Net Realized and Unrealized Gain (Loss) on Investments	33.124	71.131	48.065	(6.373)	29.200	4.949
Total from Investment Operations	33.825	72.814	49.838	(4.566)	30.826	6.477
Distributions
Dividends from Net Investment Income	(.755)	(1.684)	(1.738)	(1.774)	(1.606)	(1.547)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.755)	(1.684)	(1.738)	(1.774)	(1.606)	(1.547)
Net Asset Value, End of Period	$286.51	$253.44	$182.31	$134.21	$140.55	$111.33
Total Return	13.37%	40.16%	37.26%	-3.32%	27.80%	6.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,967	$68,474	$46,481	$32,489	$31,399	$23,040
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.81%	1.09%	1.21%	1.27%	1.43%
Portfolio Turnover Rate[2]	6%	6%	11%	11%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$130.46	$93.84	$69.09	$72.35	$57.31	$54.77
Investment Operations
Net Investment Income	.354[1]	.855[1]	.907[1]	.921[1]	.836[1]	.786
Net Realized and Unrealized Gain (Loss) on Investments	17.047	36.621	24.728	(3.274)	15.032	2.550
Total from Investment Operations	17.401	37.476	25.635	(2.353)	15.868	3.336
Distributions
Dividends from Net Investment Income	(.381)	(.856)	(.885)	(.907)	(.828)	(.796)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.381)	(.856)	(.885)	(.907)	(.828)	(.796)
Net Asset Value, End of Period	$147.48	$130.46	$93.84	$69.09	$72.35	$57.31
Total Return[2]	13.36%	40.19%	37.23%	-3.34%	27.80%	6.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61,404	$53,928	$38,103	$25,609	$26,013	$18,617
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.80%	1.08%	1.20%	1.27%	1.43%
Portfolio Turnover Rate[3]	6%	6%	11%	11%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$130.47	$93.85	$69.09	$72.35	$57.31	$54.77
Investment Operations
Net Investment Income	.360[1]	.867[1]	.912[1]	.928[1]	.841[1]	.792
Net Realized and Unrealized Gain (Loss) on Investments	17.048	36.620	24.742	(3.274)	15.032	2.549
Total from Investment Operations	17.408	37.487	25.654	(2.346)	15.873	3.341
Distributions
Dividends from Net Investment Income	(.388)	(.867)	(.894)	(.914)	(.833)	(.801)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.388)	(.867)	(.894)	(.914)	(.833)	(.801)
Net Asset Value, End of Period	$147.49	$130.47	$93.85	$69.09	$72.35	$57.31
Total Return	13.37%	40.20%	37.26%	-3.33%	27.81%	6.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,524	$22,582	$16,426	$12,400	$12,495	$9,733
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.82%	1.09%	1.21%	1.28%	1.44%
Portfolio Turnover Rate[2]	6%	6%	11%	11%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Growth Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
19

Growth Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
20

Growth Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $5,416,000, representing less than 0.01% of the fund’s net assets and 2.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	165,432,666	—	—	165,432,666
Temporary Cash Investments	478,568	—	—	478,568
Total	165,911,234	—	—	165,911,234
Derivative Financial Instruments
Assets
Futures Contracts[1]	635	—	—	635
Swap Contracts	—	146	—	146
Total	635	146	—	781
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	67,565,733
Gross Unrealized Appreciation	98,805,438
Gross Unrealized Depreciation	(459,301)
Net Unrealized Appreciation (Depreciation)	98,346,137
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $3,183,303,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $16,158,945,000 of investment securities and sold $15,177,966,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,587,356,000 and $6,672,654,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended June 30, 2021, such purchases and sales were $2,748,268,000 and $1,083,303,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	39,413	283	111,192	1,046
Issued in Lieu of Cash Distributions	1,582	12	4,183	41
Redeemed	(140,597)	(1,048)	(145,224)	(1,439)
Net Increase (Decrease)—Investor Shares	(99,602)	(753)	(29,849)	(352)
ETF Shares
Issued	8,253,532	30,486	13,029,182	63,516
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,728,206)	(25,050)	(10,437,755)	(48,300)
Net Increase (Decrease)—ETF Shares	1,525,326	5,436	2,591,427	15,216
Admiral Shares
Issued	5,299,016	39,271	10,835,142	105,463
Issued in Lieu of Cash Distributions	140,610	1,028	311,604	3,035
Redeemed	(5,044,614)	(37,318)	(10,404,005)	(101,164)
Net Increase (Decrease)—Admiral Shares	395,012	2,981	742,741	7,334
Institutional Shares
Issued	1,756,182	13,009	3,743,543	35,924
Issued in Lieu of Cash Distributions	62,207	455	141,051	1,375
Redeemed	(2,741,312)	(20,270)	(4,204,054)	(39,249)
Net Increase (Decrease)—Institutional Shares	(922,923)	(6,806)	(319,460)	(1,950)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
23

Value Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	2.4%
Consumer Discretionary	6.5
Consumer Staples	10.0
Energy	5.6
Financials	21.7
Health Care	18.7
Industrials	13.9
Real Estate	2.9
Technology	6.2
Telecommunications	6.2
Utilities	5.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
24

Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.4%)
	Air Products and Chemicals Inc.	1,668,188	479,904
	Freeport-McMoRan Inc.	11,046,880	409,950
	Newmont Corp.	6,038,866	382,743
	Dow Inc.	5,617,322	355,464
	International Flavors & Fragrances Inc.	1,876,317	280,322
	Nucor Corp.	2,255,613	216,381
	LyondellBasell Industries NV Class A	2,016,180	207,404
	International Paper Co.	2,952,884	181,041
	Avery Dennison Corp.	625,700	131,547
	Celanese Corp. Class A	848,989	128,707
	Eastman Chemical Co.	1,028,981	120,134
	Albemarle Corp.	439,915	74,108
	CF Industries Holdings Inc.	808,485	41,597
	Westlake Chemical Corp.	121,356	10,933
			3,020,235
Consumer Discretionary (6.5%)
	Walmart Inc.	10,603,694	1,495,333
	Target Corp.	3,739,450	903,975
*	General Motors Co.	9,841,388	582,315
*	Ford Motor Co.	29,554,229	439,176
	eBay Inc.	4,878,495	342,519
*	Southwest Airlines Co.	4,457,543	236,651
	DR Horton Inc.	2,446,515	221,092
	Lennar Corp. Class A	2,152,445	213,845
*	Delta Air Lines Inc.	4,821,353	208,572
	VF Corp.	2,509,599	205,887
	ViacomCBS Inc. Class B	4,337,431	196,052
	Best Buy Co. Inc.	1,698,796	195,328
*	Dollar Tree Inc.	1,763,916	175,510
	Garmin Ltd.	1,158,945	167,630
*	Las Vegas Sands Corp.	3,166,907	166,864
*	Carnival Corp.	6,237,600	164,423
*	CarMax Inc.	1,229,826	158,832
	Darden Restaurants Inc.	986,261	143,984
	Genuine Parts Co.	1,089,006	137,727
*	Marriott International Inc. Class A	982,614	134,146
	Omnicom Group Inc.	1,621,783	129,726
		Shares	Market Value• ($000)
*	United Airlines Holdings Inc.	2,438,954	127,533
	Whirlpool Corp.	472,259	102,962
	PulteGroup Inc.	1,884,210	102,821
	Advance Auto Parts Inc.	493,256	101,187
	News Corp. Class A	3,764,673	97,016
*	LKQ Corp.	1,935,336	95,257
	Hasbro Inc.	985,167	93,118
	Fox Corp. Class A	2,461,423	91,393
	BorgWarner Inc. (XNYS)	1,807,899	87,755
*	Royal Caribbean Cruises Ltd.	816,184	69,604
*	Discovery Inc. Class C	2,368,981	68,653
	MGM Resorts International	1,572,688	67,075
	L Brands Inc.	840,360	60,556
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,159,129	53,772
*	American Airlines Group Inc.	2,417,289	51,271
	Interpublic Group of Cos. Inc.	1,483,679	48,205
*	GameStop Corp. Class A	223,774	47,919
	Fox Corp. Class B	1,149,169	40,451
	Lear Corp.	226,614	39,721
*,1	Discovery Inc. Class A	1,203,472	36,922
	Aramark	963,484	35,890
*	Liberty Media Corp.- Liberty SiriusXM Class A	523,538	24,386
*,1	QuantumScape Corp. Class A	489,323	14,318
	ViacomCBS Inc. Class A	76,537	3,708
	Lennar Corp. Class B	15,603	1,271
*	Walt Disney Co.	5,140	903
	News Corp. Class B	27,910	680
*	Endeavor Group Holdings Inc. Class A	4,293	119
*	Aptiv plc	751	118
*	DraftKings Inc. Class A	788	41
			8,184,212
Consumer Staples (10.0%)
	Procter & Gamble Co.	18,454,273	2,490,035
	Coca-Cola Co.	29,250,211	1,582,729
	PepsiCo Inc.	10,414,350	1,543,094
	Philip Morris International Inc.	11,747,935	1,164,338
25

Value Index Fund
		Shares	Market Value• ($000)
	CVS Health Corp.	9,923,968	828,056
	Altria Group Inc.	13,949,775	665,125
	Mondelez International Inc. Class A	10,588,411	661,140
	Kimberly-Clark Corp.	2,543,572	340,279
	Walgreens Boots Alliance Inc.	5,538,276	291,369
	Constellation Brands Inc. Class A	1,218,474	284,989
	Sysco Corp.	3,663,363	284,827
	General Mills Inc.	4,597,878	280,149
	Archer-Daniels-Midland Co.	4,211,503	255,217
	Corteva Inc.	5,565,348	246,823
	McKesson Corp.	1,192,377	228,030
	Kraft Heinz Co.	5,070,566	206,778
	Keurig Dr Pepper Inc.	4,842,111	170,636
	Tyson Foods Inc. Class A	2,221,963	163,892
	Kroger Co.	4,136,488	158,469
	Conagra Brands Inc.	3,617,813	131,616
	AmerisourceBergen Corp. Class A	1,083,854	124,090
	Kellogg Co.	1,924,986	123,834
	J M Smucker Co.	784,823	101,690
	Hormel Foods Corp.	2,035,775	97,208
	Clorox Co.	468,783	84,339
	Campbell Soup Co.	1,484,626	67,684
*	Molson Coors Beverage Co. Class B	680,299	36,525
			12,612,961
Energy (5.6%)
	Exxon Mobil Corp.	31,911,385	2,012,970
	Chevron Corp.	14,567,974	1,525,850
	ConocoPhillips	10,171,708	619,457
	EOG Resources Inc.	4,399,159	367,066
	Schlumberger NV	10,540,258	337,394
	Marathon Petroleum Corp.	4,919,556	297,240
	Phillips 66	3,300,518	283,250
	Kinder Morgan Inc.	14,509,420	264,507
	Williams Cos. Inc.	9,156,592	243,107
	Valero Energy Corp.	3,081,127	240,574
	Occidental Petroleum Corp.	6,684,512	209,025
	ONEOK Inc.	3,358,379	186,860
	Halliburton Co.	6,371,229	147,303
	Baker Hughes Co. Class A	5,541,113	126,725
	Hess Corp.	1,046,232	91,357
	Devon Energy Corp.	2,549,244	74,412
			7,027,097
Financials (21.6%)
*	Berkshire Hathaway Inc. Class B	13,451,953	3,738,567
	JPMorgan Chase & Co.	22,817,904	3,549,097
	Bank of America Corp.	58,134,373	2,396,880
	Wells Fargo & Co.	31,157,923	1,411,142
	Citigroup Inc.	15,580,973	1,102,354
	Morgan Stanley	11,219,881	1,028,751
	Goldman Sachs Group Inc.	2,561,112	972,019
	BlackRock Inc.	1,034,741	905,367
	Charles Schwab Corp.	10,878,033	792,030
	PNC Financial Services Group Inc.	3,202,446	610,899
	U.S. Bancorp	10,105,840	575,730
		Shares	Market Value• ($000)
	CME Group Inc.	2,706,748	575,671
	Truist Financial Corp.	10,137,171	562,613
	Marsh & McLennan Cos. Inc.	3,840,276	540,250
	Blackstone Group Inc.	5,157,588	501,008
	Chubb Ltd.	2,881,183	457,935
	Progressive Corp.	4,410,737	433,178
	T Rowe Price Group Inc.	1,710,008	338,530
	American International Group Inc.	6,468,660	307,908
	Prudential Financial Inc.	2,969,942	304,330
	Bank of New York Mellon Corp.	5,939,253	304,268
	MetLife Inc.	4,949,144	296,206
	Allstate Corp.	2,256,250	294,305
	Travelers Cos. Inc.	1,895,478	283,772
	Discover Financial Services	2,298,147	271,848
	Intercontinental Exchange Inc.	2,119,173	251,546
	Aflac Inc.	4,610,772	247,414
	KKR & Co. Inc.	4,166,057	246,797
	Willis Towers Watson plc	972,205	223,627
	Arthur J Gallagher & Co.	1,553,883	217,668
	Ameriprise Financial Inc.	873,679	217,441
	State Street Corp.	2,491,016	204,961
	Fifth Third Bancorp	5,306,584	202,871
	Northern Trust Corp.	1,490,477	172,329
	Hartford Financial Services Group Inc.	2,692,519	166,855
	Huntington Bancshares Inc.	11,129,031	158,811
	Nasdaq Inc.	865,819	152,211
	KeyCorp.	7,315,730	151,070
	Citizens Financial Group Inc.	3,210,725	147,276
	Regions Financial Corp.	7,246,225	146,229
	M&T Bank Corp.	969,799	140,922
	Ally Financial Inc.	2,794,242	139,265
	Cincinnati Financial Corp.	1,153,624	134,536
	Principal Financial Group Inc.	2,050,345	129,561
	Raymond James Financial Inc.	932,321	121,109
*	Arch Capital Group Ltd.	2,890,305	112,548
	Equitable Holdings Inc.	3,228,356	98,303
	Cboe Global Markets Inc.	803,822	95,695
	Annaly Capital Management Inc.	10,541,041	93,604
	Loews Corp.	1,686,122	92,147
	Fidelity National Financial Inc.	2,069,852	89,956
	Everest Re Group Ltd.	302,131	76,140
	W R Berkley Corp.	1,002,754	74,635
	Franklin Resources Inc.	2,280,907	72,966
	Globe Life Inc.	699,103	66,590
*	Markel Corp.	51,837	61,515
	Lincoln National Corp.	681,730	42,840
	AGNC Investment Corp.	1,978,187	33,412
*	Alleghany Corp.	49,853	33,255

26

Value Index Fund
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	308,085	20,250
[1]	Rocket Cos. Inc. Class A	1,028,609	19,904
*	Berkshire Hathaway Inc. Class A	14	5,860
[1]	UWM Holdings Corp.	621,421	5,251
			27,222,028
Health Care (18.6%)
	Johnson & Johnson	19,849,889	3,270,071
	UnitedHealth Group Inc.	7,113,430	2,848,502
	Pfizer Inc.	42,193,785	1,652,309
	Abbott Laboratories	13,393,217	1,552,676
	AbbVie Inc.	13,313,422	1,499,624
	Eli Lilly & Co.	6,506,041	1,493,266
	Merck & Co. Inc.	19,086,020	1,484,320
	Medtronic plc	10,161,418	1,261,337
	Bristol-Myers Squibb Co.	16,823,797	1,124,166
	Amgen Inc.	4,330,869	1,055,649
	Anthem Inc.	1,845,562	704,636
	Gilead Sciences Inc.	9,453,651	650,978
	Danaher Corp.	2,419,441	649,281
	Cigna Corp.	2,586,627	613,212
	Humana Inc.	972,479	430,536
	HCA Healthcare Inc.	2,031,854	420,065
*	Biogen Inc.	1,134,847	392,963
	Becton Dickinson and Co.	1,095,149	266,329
	Zimmer Biomet Holdings Inc.	1,571,473	252,724
*	Laboratory Corp. of America Holdings	735,989	203,023
*	Centene Corp.	2,194,497	160,045
*	Alexion Pharmaceuticals Inc.	833,004	153,031
	Baxter International Inc.	1,895,118	152,557
	Viatris Inc.	9,111,065	130,197
	Quest Diagnostics Inc.	984,711	129,952
*	Hologic Inc.	1,931,460	128,867
	Cardinal Health Inc.	2,187,053	124,859
*	Elanco Animal Health Inc. (XNYS)	3,565,384	123,683
	DENTSPLY SIRONA Inc.	1,645,677	104,105
	Royalty Pharma plc Class A	2,368,863	97,100
	Universal Health Services Inc. Class B	558,349	81,759
*	Henry Schein Inc.	1,060,571	78,684
	STERIS plc	356,690	73,585
*	DaVita Inc.	520,344	62,665
*	agilon health Inc.	441,794	17,924
			23,444,680
Industrials (13.9%)
	Honeywell International Inc.	5,235,429	1,148,391
	Raytheon Technologies Corp.	11,420,453	974,279
	Caterpillar Inc.	4,129,094	898,615
	General Electric Co.	66,171,750	890,672
	3M Co.	4,369,464	867,907
	American Express Co.	4,541,286	750,357
	Deere & Co.	2,126,392	750,000
	United Parcel Service Inc. Class B	2,726,125	566,952
		Shares	Market Value• ($000)
	CSX Corp.	17,127,312	549,444
	FedEx Corp.	1,800,109	537,027
	Capital One Financial Corp.	3,403,294	526,456
	Norfolk Southern Corp.	1,886,246	500,629
	Illinois Tool Works Inc.	2,142,818	479,048
	Eaton Corp. plc	3,003,754	445,096
	Emerson Electric Co.	4,520,353	435,039
	Northrop Grumman Corp.	1,091,983	396,859
	Johnson Controls International plc	5,402,824	370,796
	General Dynamics Corp.	1,810,681	340,879
	Lockheed Martin Corp.	890,372	336,872
	Trane Technologies plc	1,802,747	331,958
	Carrier Global Corp.	6,550,519	318,355
	DuPont de Nemours Inc.	4,011,104	310,500
	PPG Industries Inc.	1,787,104	303,397
	Parker-Hannifin Corp.	972,799	298,756
	Cummins Inc.	1,102,018	268,683
	Otis Worldwide Corp.	3,234,729	264,504
*	TransDigm Group Inc.	393,087	254,441
	Stanley Black & Decker Inc.	1,217,313	249,537
	PACCAR Inc.	2,616,719	233,542
	Synchrony Financial	4,383,761	212,700
*	United Rentals Inc.	545,601	174,052
	Fortive Corp.	2,424,077	169,055
	L3Harris Technologies Inc.	771,960	166,859
	Dover Corp.	1,084,843	163,377
	Xylem Inc.	1,357,113	162,799
	WW Grainger Inc.	333,881	146,240
*	Ingersoll Rand Inc.	2,845,702	138,899
	Jacobs Engineering Group Inc.	981,570	130,961
	Textron Inc.	1,701,473	117,010
	AMETEK Inc.	870,273	116,181
	Westinghouse Air Brake Technologies Corp.	1,352,882	111,342
	Westrock Co.	2,006,017	106,760
	Fortune Brands Home & Security Inc.	1,044,886	104,081
	Crown Holdings Inc.	1,016,836	103,931
	Ball Corp.	1,237,109	100,231
	Packaging Corp. of America	716,040	96,966
	CH Robinson Worldwide Inc.	1,002,424	93,897
	Snap-on Inc.	407,629	91,077
	Martin Marietta Materials Inc.	235,005	82,677
	Western Union Co.	3,084,934	70,861
	Masco Corp.	956,681	56,358
*	XPO Logistics Inc.	365,852	51,179
*	Mohawk Industries Inc.	210,313	40,420
	Hubbell Inc. Class B	204,711	38,248
*	Marqeta Inc. Class A	356,887	10,018
			17,455,170
Real Estate (2.9%)
	Prologis Inc.	5,576,033	666,503
	Simon Property Group Inc.	2,476,404	323,121
	Welltower Inc.	3,147,220	261,534

27

Value Index Fund
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	1,052,312	219,607
	Equity Residential	2,678,322	206,231
*	CBRE Group Inc. Class A	2,403,706	206,070
	Weyerhaeuser Co.	5,647,593	194,390
	Extra Space Storage Inc.	1,008,014	165,133
	Ventas Inc.	2,827,765	161,465
	Essex Property Trust Inc.	489,950	146,990
	Mid-America Apartment Communities Inc.	862,997	145,346
	Healthpeak Properties Inc.	4,062,293	135,234
	Duke Realty Corp.	2,826,630	133,841
	Boston Properties Inc.	1,058,810	121,329
	WP Carey Inc.	1,340,757	100,047
	Camden Property Trust	736,304	97,685
	Realty Income Corp.	1,407,819	93,958
	Iron Mountain Inc.	2,176,478	92,108
	UDR Inc.	1,118,717	54,795
*	Host Hotels & Resorts Inc.	2,661,307	45,482
	VEREIT Inc.	863,502	39,661
*	Opendoor Technologies Inc.	1,632,862	28,951
	Regency Centers Corp.	319,871	20,494
			3,659,975
Technology (6.2%)
	Intel Corp.	30,437,671	1,708,771
	Oracle Corp.	13,041,530	1,015,153
	International Business Machines Corp.	6,735,152	987,306
	Broadcom Inc.	1,460,697	696,519
	QUALCOMM Inc.	4,251,301	607,638
	TE Connectivity Ltd.	2,489,169	336,561
	HP Inc.	9,396,639	283,685
	Cognizant Technology Solutions Corp. Class A	3,975,573	275,348
	Analog Devices Inc.	1,390,051	239,311
	Corning Inc.	5,775,597	236,222
*	Dell Technologies Class C	1,987,686	198,113
	CDW Corp.	1,056,861	184,581
*	Qorvo Inc.	848,706	166,049
*	Western Digital Corp.	2,194,527	156,184
	Hewlett Packard Enterprise Co.	9,807,821	142,998
	NetApp Inc.	1,677,967	137,291
	Seagate Technology Holdings plc	1,552,732	136,532
	NortonLifeLock Inc.	4,153,035	113,046
*	ON Semiconductor Corp.	1,609,443	61,609
	Citrix Systems Inc.	467,613	54,837
	Leidos Holdings Inc.	532,997	53,886
*	F5 Networks Inc.	224,691	41,941
*,1	UiPath Inc. Class A	9,000	611
			7,834,192
Telecommunications (6.2%)
	Comcast Corp. Class A	34,560,480	1,970,639
	Verizon Communications Inc.	29,646,546	1,661,096
	AT&T Inc.	53,819,711	1,548,931
		Shares	Market Value• ($000)
	Cisco Systems Inc.	28,589,182	1,515,227
*	T-Mobile US Inc.	4,229,402	612,544
	Motorola Solutions Inc.	639,503	138,676
	Lumen Technologies Inc.	8,331,980	113,232
*	Liberty Broadband Corp. Class C	572,395	99,402
*	DISH Network Corp. Class A	1,851,447	77,390
	Juniper Networks Inc.	1,235,294	33,785
*	Liberty Broadband Corp. Class A	91,520	15,391
			7,786,313
Utilities (5.9%)
	NextEra Energy Inc.	14,784,837	1,083,433
	Duke Energy Corp.	5,798,117	572,390
	Southern Co.	7,987,270	483,310
	Dominion Energy Inc.	6,079,307	447,255
	Waste Management Inc.	3,181,220	445,721
	Exelon Corp.	7,362,593	326,236
	American Electric Power Co. Inc.	3,766,906	318,643
	Sempra Energy	2,281,681	302,277
	Xcel Energy Inc.	4,056,838	267,264
	Public Service Enterprise Group Inc.	3,810,290	227,627
	WEC Energy Group Inc.	2,377,659	211,493
	American Water Works Co. Inc.	1,367,805	210,820
	Eversource Energy	2,588,913	207,734
	DTE Energy Co.	1,460,323	189,258
	Consolidated Edison Inc.	2,584,070	185,329
	Republic Services Inc. Class A	1,563,078	171,954
	Edison International	2,860,147	165,374
	PPL Corp.	5,509,736	154,107
	Ameren Corp.	1,925,233	154,096
	FirstEnergy Corp.	4,099,854	152,556
	Entergy Corp.	1,512,564	150,803
	AES Corp.	5,022,250	130,930
	CMS Energy Corp.	2,181,879	128,905
*	PG&E Corp.	11,222,698	114,135
	CenterPoint Energy Inc.	4,375,517	107,288
	Alliant Energy Corp.	1,885,436	105,132
	Evergy Inc.	1,711,026	103,397
	NiSource Inc.	2,956,589	72,436
	Vistra Corp.	3,633,589	67,403
	NRG Energy Inc.	922,511	37,177
	Pinnacle West Capital Corp.	424,957	34,834
	Avangrid Inc.	583,614	30,015
			7,359,332
Total Common Stocks (Cost $90,720,490)			125,606,195

28

Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.056% (Cost $97,159)	971,719	97,172
Total Investments (99.9%) (Cost $90,817,649)			125,703,367
Other Assets and Liabilities— Net (0.1%)			97,406
Net Assets (100%)			125,800,773
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,576,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,721,000 was received for securities on loan, of which $26,765,000 is held in Vanguard Market Liquidity Fund and $956,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	514	110,217	733

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Charles Schwab Corp.	8/31/21	BOANA	50,968	(0.086)	—	(4)
Keurig Dr Pepper Inc.	8/31/21	BOANA	17,620	(0.086)	93	—
Kroger Co.	1/31/22	GSI	37,870	(0.082)	439	—
					532	(4)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,346,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $90,720,490)	125,606,195
Affiliated Issuers (Cost $97,159)	97,172
Total Investments in Securities	125,703,367
Investment in Vanguard	4,393
Cash	26,233
Cash Collateral Pledged—Futures Contracts	4,951
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,530
Receivables for Investment Securities Sold	10,935
Receivables for Accrued Income	142,521
Receivables for Capital Shares Issued	35,566
Variation Margin Receivable—Futures Contracts	147
Unrealized Appreciation—Over-the-Counter Swap Contracts	532
Total Assets	125,930,175
Liabilities
Payables for Investment Securities Purchased	45,862
Collateral for Securities on Loan	27,721
Payables for Capital Shares Redeemed	53,617
Payables to Vanguard	2,198
Unrealized Depreciation—Over-the-Counter Swap Contracts	4
Total Liabilities	129,402
Net Assets	125,800,773
30

Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	92,490,635
Total Distributable Earnings (Loss)	33,310,138
Net Assets	125,800,773

Investor Shares—Net Assets
Applicable to 5,130,206 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	275,200
Net Asset Value Per Share—Investor Shares	$53.64

ETF Shares—Net Assets
Applicable to 594,573,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,733,733
Net Asset Value Per Share—ETF Shares	$137.47

Admiral Shares—Net Assets
Applicable to 547,817,786 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,377,795
Net Asset Value Per Share—Admiral Shares	$53.63

Institutional Shares—Net Assets
Applicable to 268,794,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,414,045
Net Asset Value Per Share—Institutional Shares	$53.62

See accompanying Notes, which are an integral part of the Financial Statements.
31

Value Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	1,334,903
Interest[1]	73
Securities Lending—Net	2,594
Total Income	1,337,570
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,789
Management and Administrative—Investor Shares	225
Management and Administrative—ETF Shares	10,660
Management and Administrative—Admiral Shares	5,679
Management and Administrative—Institutional Shares	2,200
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	1,042
Marketing and Distribution—Admiral Shares	412
Marketing and Distribution—Institutional Shares	170
Custodian Fees	373
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,385
Shareholders’ Reports—Admiral Shares	114
Shareholders’ Reports—Institutional Shares	49
Trustees’ Fees and Expenses	15
Total Expenses	24,121
Net Investment Income	1,313,449
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,798,865
Futures Contracts	22,141
Swap Contracts	26,571
Realized Net Gain (Loss)	1,847,577
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	13,818,695
Futures Contracts	(193)
Swap Contracts	(3,791)
Change in Unrealized Appreciation (Depreciation)	13,814,711
Net Increase (Decrease) in Net Assets Resulting from Operations	16,975,737
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,000, $17,000, and ($17,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,644,736,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,313,449	2,385,409
Realized Net Gain (Loss)	1,847,577	999,499
Change in Unrealized Appreciation (Depreciation)	13,814,711	(862,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,975,737	2,522,416
Distributions
Investor Shares	(2,911)	(7,153)
ETF Shares	(830,092)	(1,491,672)
Admiral Shares	(303,080)	(569,513)
Institutional Shares	(150,348)	(322,802)
Total Distributions	(1,286,431)	(2,391,140)
Capital Share Transactions
Investor Shares	(38,982)	(45,817)
ETF Shares	10,181,286	5,496,388
Admiral Shares	3,120,027	138,688
Institutional Shares	(69,483)	65,298
Net Increase (Decrease) from Capital Share Transactions	13,192,848	5,654,557
Total Increase (Decrease)	28,882,154	5,785,833
Net Assets
Beginning of Period	96,918,619	91,132,786
End of Period	125,800,773	96,918,619

See accompanying Notes, which are an integral part of the Financial Statements.
33

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.43	$46.78	$38.18	$41.42	$36.24	$31.82
Investment Operations
Net Investment Income	.560[1]	1.142[1]	1.093[1]	1.009[1]	.918[1]	.850
Net Realized and Unrealized Gain (Loss) on Investments	7.181	(.362)	8.623	(3.261)	5.166	4.415
Total from Investment Operations	7.741	.780	9.716	(2.252)	6.084	5.265
Distributions
Dividends from Net Investment Income	(.531)	(1.130)	(1.116)	(.988)	(.904)	(.845)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.531)	(1.130)	(1.116)	(.988)	(.904)	(.845)
Net Asset Value, End of Period	$53.64	$46.43	$46.78	$38.18	$41.42	$36.24
Total Return[2]	16.72%	2.18%	25.67%	-5.55%	16.99%	16.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$275	$273	$328	$1,381	$1,626	$1,587
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.75%	2.58%	2.43%	2.40%	2.64%
Portfolio Turnover Rate[3]	5%	10%	12%	8%	9%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$118.98	$119.90	$97.84	$106.14	$92.87	$81.56
Investment Operations
Net Investment Income	1.517[1]	3.055[1]	3.046[1]	2.722[1]	2.473[1]	2.282
Net Realized and Unrealized Gain (Loss) on Investments	18.421	(.935)	22.014	(8.352)	13.234	11.301
Total from Investment Operations	19.938	2.120	25.060	(5.630)	15.707	13.583
Distributions
Dividends from Net Investment Income	(1.448)	(3.040)	(3.000)	(2.670)	(2.437)	(2.273)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.448)	(3.040)	(3.000)	(2.670)	(2.437)	(2.273)
Net Asset Value, End of Period	$137.47	$118.98	$119.90	$97.84	$106.14	$92.87
Total Return	16.80%	2.23%	25.85%	-5.39%	17.12%	16.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,734	$61,580	$55,909	$41,510	$36,560	$27,126
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.87%	2.76%	2.56%	2.52%	2.76%
Portfolio Turnover Rate[2]	5%	10%	12%	8%	9%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.41	$46.77	$38.17	$41.41	$36.23	$31.82
Investment Operations
Net Investment Income	.589[1]	1.188[1]	1.185[1]	1.059[1]	.965[1]	.890
Net Realized and Unrealized Gain (Loss) on Investments	7.193	(.367)	8.581	(3.261)	5.165	4.407
Total from Investment Operations	7.782	.821	9.766	(2.202)	6.130	5.297
Distributions
Dividends from Net Investment Income	(.562)	(1.181)	(1.166)	(1.038)	(.950)	(.887)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.562)	(1.181)	(1.166)	(1.038)	(.950)	(.887)
Net Asset Value, End of Period	$53.63	$46.41	$46.77	$38.17	$41.41	$36.23
Total Return[2]	16.82%	2.29%	25.82%	-5.43%	17.13%	16.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,378	$22,486	$22,414	$16,522	$16,778	$13,424
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.30%	2.86%	2.75%	2.55%	2.52%	2.76%
Portfolio Turnover Rate[3]	5%	10%	12%	8%	9%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.41	$46.77	$38.17	$41.41	$36.23	$31.82
Investment Operations
Net Investment Income	.592[1]	1.193[1]	1.189[1]	1.063[1]	.969[1]	.893
Net Realized and Unrealized Gain (Loss) on Investments	7.183	(.368)	8.581	(3.260)	5.165	4.407
Total from Investment Operations	7.775	.825	9.770	(2.197)	6.134	5.300
Distributions
Dividends from Net Investment Income	(.565)	(1.185)	(1.170)	(1.043)	(.954)	(.890)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.565)	(1.185)	(1.170)	(1.043)	(.954)	(.890)
Net Asset Value, End of Period	$53.62	$46.41	$46.77	$38.17	$41.41	$36.23
Total Return	16.80%	2.30%	25.83%	-5.42%	17.14%	16.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,414	$12,579	$12,481	$9,789	$10,085	$8,684
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.87%	2.76%	2.56%	2.53%	2.77%
Portfolio Turnover Rate[2]	5%	10%	12%	8%	9%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
38

Value Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
39

Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
40

Value Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $4,393,000, representing less than 0.01% of the fund’s net assets and 1.76% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
41

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	125,606,195	—	—	125,606,195
Temporary Cash Investments	97,172	—	—	97,172
Total	125,703,367	—	—	125,703,367
Derivative Financial Instruments
Assets
Futures Contracts[1]	733	—	—	733
Swap Contracts	—	532	—	532
Total	733	532	—	1,265
Liabilities
Swap Contracts	—	4	—	4
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	90,838,161
Gross Unrealized Appreciation	36,592,078
Gross Unrealized Depreciation	(1,726,139)
Net Unrealized Appreciation (Depreciation)	34,865,939
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $3,475,867,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $20,795,946,000 of investment securities and sold $8,628,883,000 of investment securities, other than temporary cash investments. Purchases and sales include $13,580,408,000 and $3,356,566,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended June 30, 2021, such purchases and sales were $1,917,089,000 and
42

Value Index Fund
$1,665,096,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,929	588	30,119	734
Issued in Lieu of Cash Distributions	2,911	56	7,153	186
Redeemed	(71,822)	(1,399)	(83,089)	(2,048)
Net Increase (Decrease)—Investor Shares	(38,982)	(755)	(45,817)	(1,128)
ETF Shares
Issued	14,037,976	106,013	12,323,003	114,853
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,856,690)	(29,025)	(6,826,615)	(63,575)
Net Increase (Decrease)—ETF Shares	10,181,286	76,988	5,496,388	51,278
Admiral Shares
Issued	4,170,090	82,759	5,109,104	126,982
Issued in Connection with Acquisition of Vanguard Capital Value Fund	1,035,654	21,626	—	—
Issued in Lieu of Cash Distributions	263,939	5,112	491,886	12,702
Redeemed	(2,349,656)	(46,155)	(5,462,302)	(134,427)
Net Increase (Decrease)—Admiral Shares	3,120,027	63,342	138,688	5,257
Institutional Shares
Issued	1,528,375	29,918	2,756,913	66,872
Issued in Lieu of Cash Distributions	143,974	2,789	292,134	7,539
Redeemed	(1,741,832)	(34,936)	(2,983,749)	(70,252)
Net Increase (Decrease)—Institutional Shares	(69,483)	(2,229)	65,298	4,159
G.	On February 5, 2021, the fund acquired all the net assets of Vanguard U.S. Value Fund pursuant to a plan of reorganization approved by the funds’ boards of trustees on July 23, 2020, and by the shareholders of the U.S. Value Fund at a special meeting on January 22, 2021. The purpose of the transaction was to consolidate the assets of the two funds, placing U.S. Value Fund shareholders in a comparable fund with better historical long-term investment performance; delivering a large expense ratio reduction for U.S. Value Fund shareholders; and creating a larger combined fund, which we anticipate, over time, will achieve greater economies of scale. The acquisition was accomplished by a tax-free exchange of 21.6 million Admiral Shares of the Value Index Fund for the 60.0 million shares of the U.S. Value Fund outstanding on February 5, 2021. The U.S. Value Fund’s net assets of $1.0 billion, including $156.3 million of unrealized appreciation, were combined with the Value Index Fund’s net assets of $101.5 billion, resulting in combined net assets of $102.5 billion on February 5, 2021.
43

Value Index Fund
Assuming that the acquisition had been completed on January 1, 2021, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six-months ended June 30, 2021, would be:
($000)
Net Investment Income	1,315,380
Realized Net Gain (Loss)	1,983,579
Change in Unrealized Appreciation (Depreciation)	13,722,947
Net Increase (Decrease) in Net Assets Resulting from Operations	17,021,906
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard U.S. Value Fund that have been included in the fund’s Statement of Operations since February 5, 2021.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
44

Large-Cap Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	1.7%
Consumer Discretionary	16.0
Consumer Staples	5.0
Energy	2.7
Financials	10.7
Health Care	12.6
Industrials	13.3
Real Estate	2.7
Technology	29.5
Telecommunications	3.2
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
45

Large-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Linde plc	512,876	148,273
	Air Products and Chemicals Inc.	218,271	62,792
	Freeport-McMoRan Inc.	1,445,415	53,639
	Ecolab Inc.	253,809	52,277
	Newmont Corp.	790,164	50,081
	Dow Inc.	734,996	46,511
	International Flavors & Fragrances Inc.	245,506	36,679
	Fastenal Co.	566,467	29,456
	Nucor Corp.	295,132	28,312
	LyondellBasell Industries NV Class A	263,803	27,137
	International Paper Co.	386,371	23,688
	Albemarle Corp.	115,114	19,392
	Avery Dennison Corp.	81,870	17,212
	Celanese Corp. Class A	111,083	16,840
	Eastman Chemical Co.	134,636	15,719
	FMC Corp.	127,104	13,753
	CF Industries Holdings Inc.	105,779	5,442
	Westlake Chemical Corp.	15,962	1,438
			648,641
Consumer Discretionary (16.0%)
*	Amazon.com Inc.	422,791	1,454,469
*	Tesla Inc.	760,093	516,635
	Home Depot Inc.	1,048,676	334,412
*	Walt Disney Co.	1,791,993	314,979
*	Netflix Inc.	437,317	230,995
	Walmart Inc.	1,387,436	195,656
	NIKE Inc. Class B	1,257,460	194,265
	Costco Wholesale Corp.	436,462	172,695
	McDonald's Corp.	735,935	169,994
	Lowe's Cos. Inc.	705,198	136,787
	Starbucks Corp.	1,162,136	129,938
	Target Corp.	489,285	118,280
*	Booking Holdings Inc.	40,483	88,580
*	General Motors Co.	1,287,691	76,193
	TJX Cos. Inc.	1,129,979	76,183
	Activision Blizzard Inc.	766,355	73,141
	Estee Lauder Cos. Inc. Class A	217,275	69,111
*	Uber Technologies Inc.	1,292,176	64,764
*	Ford Motor Co.	3,866,998	57,464
	Dollar General Corp.	235,989	51,066
	eBay Inc.	638,320	44,816
		Shares	Market Value• ($000)
	Ross Stores Inc.	351,719	43,613
*	Chipotle Mexican Grill Inc. Class A	27,770	43,053
*	Lululemon Athletica Inc.	117,246	42,791
*	Aptiv plc	266,754	41,968
	Electronic Arts Inc.	282,267	40,598
*	O'Reilly Automotive Inc.	68,801	38,956
*	Marriott International Inc. Class A	256,943	35,078
	Yum! Brands Inc.	293,818	33,798
*	Hilton Worldwide Holdings Inc.	274,723	33,137
*	Trade Desk Inc. Class A	425,241	32,897
*	AutoZone Inc.	21,736	32,435
*	Peloton Interactive Inc. Class A	251,812	31,230
*	Southwest Airlines Co.	583,255	30,965
	DR Horton Inc.	320,028	28,921
*	Copart Inc.	209,999	27,684
*,1	AMC Entertainment Holdings Inc. Class A	486,288	27,563
	Lennar Corp. Class A	274,941	27,315
*	Delta Air Lines Inc.	630,865	27,291
	VF Corp.	328,383	26,941
*	Etsy Inc.	125,358	25,804
	ViacomCBS Inc. Class B	570,454	25,785
	Best Buy Co. Inc.	222,276	25,557
*	Carvana Co. Class A	79,867	24,105
*	Wayfair Inc. Class A	72,747	22,967
*	Dollar Tree Inc.	230,802	22,965
*	Roblox Corp. Class A	254,555	22,905
*	Expedia Group Inc.	139,514	22,840
	Garmin Ltd.	151,609	21,929
*	Airbnb Inc. Class A	142,864	21,878
*	Las Vegas Sands Corp.	414,410	21,835
*	Carnival Corp.	816,166	21,514
	Tractor Supply Co.	113,672	21,150
*	Burlington Stores Inc.	65,634	21,133
*	CarMax Inc.	160,913	20,782
*	Caesars Entertainment Inc.	195,503	20,283
*	Take-Two Interactive Software Inc.	114,065	20,192
*	Ulta Beauty Inc.	54,624	18,887
	Darden Restaurants Inc.	129,046	18,839
*	Royal Caribbean Cruises Ltd.	213,427	18,201
	Genuine Parts Co.	142,486	18,020
	Domino's Pizza Inc.	38,294	17,864
46

Large-Cap Index Fund
		Shares	Market Value• ($000)
	MGM Resorts International	411,242	17,539
	Omnicom Group Inc.	212,120	16,967
*	NVR Inc.	3,400	16,909
*	United Airlines Holdings Inc.	319,140	16,688
*	Lyft Inc. Class A	252,943	15,298
*	DraftKings Inc. Class A	276,840	14,443
	Whirlpool Corp.	61,768	13,467
	PulteGroup Inc.	246,433	13,448
	Advance Auto Parts Inc.	64,540	13,240
*	Wynn Resorts Ltd.	102,672	12,557
	Fox Corp. Class A	336,730	12,503
*	LKQ Corp.	253,309	12,468
*	Live Nation Entertainment Inc.	140,196	12,280
	Hasbro Inc.	128,892	12,183
	BorgWarner Inc. (XNYS)	236,560	11,483
	News Corp. Class A	386,990	9,973
*	Discovery Inc. Class C	309,272	8,963
	L Brands Inc.	109,982	7,925
	Rollins Inc.	218,416	7,470
*	Liberty Media Corp.- Liberty SiriusXM Class C	157,465	7,305
*	American Airlines Group Inc.	316,289	6,708
	Interpublic Group of Cos. Inc.	194,483	6,319
*	Vail Resorts Inc.	19,859	6,286
*	GameStop Corp. Class A	29,287	6,271
*	Penn National Gaming Inc.	76,894	5,882
*,1	Chewy Inc. Class A	72,443	5,774
	Sirius XM Holdings Inc.	806,884	5,277
	Lear Corp.	29,655	5,198
*,1	Discovery Inc. Class A	158,071	4,850
	Fox Corp. Class B	134,700	4,741
	Aramark	125,736	4,684
*	QuantumScape Corp. Class A	128,037	3,746
	Warner Music Group Corp. Class A	92,243	3,324
*	Liberty Media Corp.- Liberty SiriusXM Class A	62,581	2,915
	News Corp. Class B	116,863	2,846
	Lennar Corp. Class B	10,911	889
	ViacomCBS Inc. Class A	7,253	351
*	Endeavor Group Holdings Inc. Class A	1,240	34
			6,021,296
Consumer Staples (5.0%)
	Procter & Gamble Co.	2,414,640	325,807
	Coca-Cola Co.	3,827,254	207,093
	PepsiCo Inc.	1,362,674	201,907
	Philip Morris International Inc.	1,537,142	152,346
	CVS Health Corp.	1,298,496	108,347
	Altria Group Inc.	1,825,260	87,028
	Mondelez International Inc. Class A	1,385,434	86,507
	Colgate-Palmolive Co.	834,352	67,875
	Kimberly-Clark Corp.	332,802	44,522
	Walgreens Boots Alliance Inc.	724,658	38,124
	Constellation Brands Inc. Class A	159,424	37,288
		Shares	Market Value• ($000)
	Sysco Corp.	479,335	37,268
	General Mills Inc.	601,607	36,656
	Archer-Daniels-Midland Co.	551,037	33,393
*	Monster Beverage Corp.	364,924	33,336
	Corteva Inc.	728,182	32,295
	McKesson Corp.	156,018	29,837
	Kraft Heinz Co.	663,477	27,057
	Kroger Co.	672,065	25,747
	Hershey Co.	144,364	25,145
	Keurig Dr Pepper Inc.	698,974	24,632
	Brown-Forman Corp. Class B	306,231	22,949
	Clorox Co.	122,664	22,068
	McCormick & Co. Inc.	245,588	21,690
	Tyson Foods Inc. Class A	290,730	21,444
	Church & Dwight Co. Inc.	241,873	20,612
	Conagra Brands Inc.	473,359	17,221
	AmerisourceBergen Corp. Class A	141,816	16,237
	Kellogg Co.	251,875	16,203
	J M Smucker Co.	102,683	13,305
	Hormel Foods Corp.	266,366	12,719
	Lamb Weston Holdings Inc.	144,273	11,637
	Campbell Soup Co.	194,257	8,856
*	Molson Coors Beverage Co. Class B	89,005	4,779
	Brown-Forman Corp. Class A	40,728	2,871
			1,874,801
Energy (2.7%)
	Exxon Mobil Corp.	4,175,449	263,387
	Chevron Corp.	1,906,192	199,655
	ConocoPhillips	1,330,912	81,052
	EOG Resources Inc.	575,598	48,028
	Schlumberger NV	1,379,149	44,147
	Marathon Petroleum Corp.	643,691	38,892
	Phillips 66	431,861	37,062
	Pioneer Natural Resources Co.	216,544	35,193
	Kinder Morgan Inc.	1,898,476	34,609
	Williams Cos. Inc.	1,198,084	31,809
	Valero Energy Corp.	403,153	31,478
	Occidental Petroleum Corp.	874,611	27,349
	ONEOK Inc.	439,426	24,450
	Hess Corp.	273,776	23,906
*	Cheniere Energy Inc.	225,048	19,521
	Halliburton Co.	833,647	19,274
*	Plug Power Inc.	560,496	19,163
	Baker Hughes Co. Class A	725,041	16,582
*	Enphase Energy Inc.	60,227	11,059
	Devon Energy Corp.	333,666	9,740
			1,016,356
Financials (10.7%)
*	Berkshire Hathaway Inc. Class B	1,753,846	487,429
	JPMorgan Chase & Co.	2,985,601	464,380
	Bank of America Corp.	7,606,583	313,619
	Wells Fargo & Co.	4,076,860	184,641
	Citigroup Inc.	2,038,690	144,237
	Morgan Stanley	1,468,053	134,606

47

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Goldman Sachs Group Inc.	335,104	127,182
	BlackRock Inc.	135,388	118,460
	Charles Schwab Corp.	1,514,915	110,301
	S&P Global Inc.	237,597	97,522
	PNC Financial Services Group Inc.	419,024	79,933
	U.S. Bancorp	1,322,314	75,332
	CME Group Inc.	354,166	75,324
	Truist Financial Corp.	1,326,401	73,615
	Marsh & McLennan Cos. Inc.	502,487	70,690
	Intercontinental Exchange Inc.	555,034	65,883
	Blackstone Group Inc.	674,843	65,554
	Chubb Ltd.	376,993	59,919
	Moody's Corp.	156,935	56,869
	Progressive Corp.	577,122	56,679
	Aon plc Class A (XNYS)	211,427	50,480
	T Rowe Price Group Inc.	223,743	44,294
	MSCI Inc. Class A	77,221	41,165
	American International Group Inc.	846,369	40,287
	Prudential Financial Inc.	388,596	39,819
	Bank of New York Mellon Corp.	777,118	39,812
	MetLife Inc.	647,560	38,756
	Allstate Corp.	295,219	38,508
	Travelers Cos. Inc.	248,009	37,129
	Discover Financial Services	300,704	35,570
	First Republic Bank	173,826	32,535
	Aflac Inc.	603,300	32,373
	KKR & Co. Inc.	545,103	32,292
*	Coinbase Global Inc. Class A	118,870	30,110
*	SVB Financial Group	53,567	29,806
	Willis Towers Watson plc	127,207	29,260
	Arthur J Gallagher & Co.	203,396	28,492
	Ameriprise Financial Inc.	114,309	28,449
	State Street Corp.	325,915	26,816
	Fifth Third Bancorp	694,310	26,544
	Northern Trust Corp.	195,016	22,548
	Hartford Financial Services Group Inc.	352,286	21,831
	Huntington Bancshares Inc.	1,456,185	20,780
	Nasdaq Inc.	113,283	19,915
	KeyCorp.	957,216	19,767
	Citizens Financial Group Inc.	420,089	19,270
	Regions Financial Corp.	948,104	19,133
	Broadridge Financial Solutions Inc.	114,524	18,499
	M&T Bank Corp.	126,889	18,438
	Ally Financial Inc.	365,586	18,221
	Cincinnati Financial Corp.	150,937	17,602
	Principal Financial Group Inc.	268,288	16,953
	MarketAxess Holdings Inc.	35,593	16,501
*	Markel Corp.	13,572	16,106
	Raymond James Financial Inc.	121,970	15,844
*	Arch Capital Group Ltd.	378,177	14,726
	Equitable Holdings Inc.	422,365	12,861
	FactSet Research Systems Inc.	37,332	12,529
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	105,217	12,526
	Annaly Capital Management Inc.	1,379,264	12,248
	Loews Corp.	220,616	12,057
	Fidelity National Financial Inc.	270,835	11,771
	Everest Re Group Ltd.	39,530	9,962
	W R Berkley Corp.	131,211	9,766
	Franklin Resources Inc.	298,449	9,547
	Tradeweb Markets Inc. Class A	103,294	8,735
	Globe Life Inc.	91,463	8,712
	Lincoln National Corp.	89,192	5,605
	Interactive Brokers Group Inc. Class A	80,616	5,299
	AGNC Investment Corp.	258,815	4,371
*	Alleghany Corp.	6,509	4,342
	SEI Investments Co.	63,382	3,928
	Rocket Cos. Inc. Class A	134,604	2,605
*	Berkshire Hathaway Inc. Class A	6	2,512
[1]	UWM Holdings Corp.	81,330	687
			4,010,869
Health Care (12.5%)
	Johnson & Johnson	2,597,254	427,872
	UnitedHealth Group Inc.	930,752	372,710
	Pfizer Inc.	5,520,858	216,197
	Abbott Laboratories	1,752,434	203,160
	AbbVie Inc.	1,741,990	196,218
	Thermo Fisher Scientific Inc.	387,636	195,551
	Eli Lilly & Co.	851,280	195,386
	Merck & Co. Inc.	2,497,311	194,216
	Danaher Corp.	633,145	169,911
	Medtronic plc	1,329,578	165,040
	Bristol-Myers Squibb Co.	2,202,206	147,151
	Amgen Inc.	566,674	138,127
*	Intuitive Surgical Inc.	116,795	107,409
	Anthem Inc.	241,477	92,196
	Zoetis Inc.	468,254	87,264
	Gilead Sciences Inc.	1,236,964	85,177
	Stryker Corp.	315,847	82,035
	Cigna Corp.	338,441	80,234
*	Moderna Inc.	336,607	79,096
	Becton Dickinson and Co.	286,825	69,753
*	Illumina Inc.	143,992	68,138
*	Edwards Lifesciences Corp.	613,113	63,500
*	Boston Scientific Corp.	1,401,413	59,924
	Humana Inc.	127,244	56,333
	HCA Healthcare Inc.	265,858	54,963
*	Regeneron Pharmaceuticals Inc.	98,093	54,789
*	IDEXX Laboratories Inc.	84,106	53,117
*	Vertex Pharmaceuticals Inc.	255,310	51,478
*	Biogen Inc.	148,491	51,418
*	IQVIA Holdings Inc.	189,025	45,805
*	Align Technology Inc.	74,150	45,306
	Agilent Technologies Inc.	301,797	44,609
*	Veeva Systems Inc. Class A	136,100	42,320
*	Centene Corp.	574,743	41,916
*	DexCom Inc.	95,384	40,729

48

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Alexion Pharmaceuticals Inc.	217,979	40,045
	Baxter International Inc.	495,946	39,924
	ResMed Inc.	143,517	35,380
	Zimmer Biomet Holdings Inc.	205,622	33,068
*	Laboratory Corp. of America Holdings	96,302	26,565
	West Pharmaceutical Services Inc.	72,815	26,148
	Cerner Corp.	297,191	23,228
*	Teladoc Health Inc.	137,163	22,809
*	Seagen Inc.	134,242	21,194
*	Exact Sciences Corp.	169,203	21,034
*	Horizon Therapeutics plc	221,641	20,754
*	Alnylam Pharmaceuticals Inc.	115,934	19,653
	STERIS plc	93,358	19,260
	Cooper Cos. Inc.	48,477	19,210
	Teleflex Inc.	46,089	18,518
*	Insulet Corp.	65,368	17,944
	Viatris Inc.	1,192,075	17,035
	Quest Diagnostics Inc.	128,842	17,003
*	Hologic Inc.	252,721	16,862
	Cardinal Health Inc.	286,173	16,338
*	Elanco Animal Health Inc. (XNYS)	466,503	16,183
*	Incyte Corp.	184,378	15,512
*	10X Genomics Inc. Class A	77,441	15,164
*	BioMarin Pharmaceutical Inc.	180,233	15,039
*	ABIOMED Inc.	44,676	13,944
	DENTSPLY SIRONA Inc.	215,326	13,621
	Royalty Pharma plc Class A	309,960	12,705
	Universal Health Services Inc. Class B	73,061	10,698
*	Henry Schein Inc.	138,773	10,296
*	Novocure Ltd.	43,329	9,611
*	Catalent Inc.	83,999	9,082
*	DaVita Inc.	68,080	8,199
*	Oak Street Health Inc.	118,743	6,955
*	Bio-Rad Laboratories Inc. Class A	10,344	6,665
*	PPD Inc.	121,226	5,587
*	agilon health Inc.	57,814	2,345
*,1	GoodRx Holdings Inc. Class A	58,311	2,100
			4,724,726
Industrials (13.2%)
	Visa Inc. Class A	1,668,597	390,151
*	PayPal Holdings Inc.	1,158,613	337,713
	Mastercard Inc. Class A	872,481	318,534
	Accenture plc Class A	626,938	184,815
	Honeywell International Inc.	685,028	150,261
	United Parcel Service Inc. Class B	713,392	148,364
	Union Pacific Corp.	655,193	144,097
*	Boeing Co.	576,785	138,175
	Raytheon Technologies Corp.	1,494,307	127,479
	Caterpillar Inc.	540,269	117,579
	General Electric Co.	8,658,197	116,539
	3M Co.	571,715	113,560
	American Express Co.	594,209	98,181
		Shares	Market Value• ($000)
	Deere & Co.	278,222	98,132
*	Square Inc. Class A	386,629	94,260
	Lockheed Martin Corp.	232,998	88,155
	Fidelity National Information Services Inc.	611,619	86,648
	Automatic Data Processing Inc.	419,666	83,354
	CSX Corp.	2,241,021	71,892
	FedEx Corp.	235,531	70,266
	Capital One Financial Corp.	445,291	68,882
	Norfolk Southern Corp.	246,804	65,504
	Sherwin-Williams Co.	236,073	64,318
*	Fiserv Inc.	591,845	63,262
	Illinois Tool Works Inc.	280,388	62,684
	Eaton Corp. plc	393,033	58,240
	Emerson Electric Co.	591,471	56,923
	Global Payments Inc.	291,166	54,605
	Northrop Grumman Corp.	142,875	51,925
	Johnson Controls International plc	706,873	48,513
	General Dynamics Corp.	236,912	44,601
	L3Harris Technologies Inc.	202,168	43,699
	Trane Technologies plc	235,871	43,433
	Carrier Global Corp.	857,079	41,654
	DuPont de Nemours Inc.	524,835	40,627
	IHS Markit Ltd.	353,740	39,852
	PPG Industries Inc.	233,827	39,697
	Parker-Hannifin Corp.	127,285	39,090
	Cummins Inc.	144,192	35,155
	Otis Worldwide Corp.	423,257	34,610
	Paychex Inc.	319,870	34,322
	Cintas Corp.	88,075	33,645
*	TransDigm Group Inc.	51,434	33,293
	Rockwell Automation Inc.	114,478	32,743
	Stanley Black & Decker Inc.	159,273	32,649
*	Mettler-Toledo International Inc.	22,949	31,792
	PACCAR Inc.	342,398	30,559
	AMETEK Inc.	227,748	30,404
	Equifax Inc.	120,031	28,749
*	Keysight Technologies Inc.	181,967	28,098
*	Zebra Technologies Corp. Class A	52,776	27,944
	Verisk Analytics Inc. Class A	159,866	27,932
	Synchrony Financial	573,615	27,832
	Ball Corp.	323,751	26,230
	Old Dominion Freight Line Inc.	102,940	26,126
*	Generac Holdings Inc.	62,075	25,770
	Kansas City Southern	89,686	25,414
	Vulcan Materials Co.	130,842	22,776
*	United Rentals Inc.	71,394	22,775
	Fortive Corp.	317,187	22,121
	Martin Marietta Materials Inc.	61,499	21,636
	Dover Corp.	141,948	21,377
	Xylem Inc.	177,570	21,301
	Expeditors International of Washington Inc.	166,560	21,086

49

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	FleetCor Technologies Inc.	82,206	21,050
*	Waters Corp.	60,851	21,031
	TransUnion	188,672	20,718
*	Trimble Inc.	247,523	20,255
*	Teledyne Technologies Inc.	45,892	19,221
	WW Grainger Inc.	43,688	19,135
*	Ingersoll Rand Inc.	372,336	18,174
	Jacobs Engineering Group Inc.	128,421	17,134
	Textron Inc.	222,614	15,309
	Masco Corp.	250,315	14,746
	Westinghouse Air Brake Technologies Corp.	177,093	14,575
	Westrock Co.	262,410	13,965
	Fortune Brands Home & Security Inc.	136,694	13,616
	Crown Holdings Inc.	133,052	13,599
	JB Hunt Transport Services Inc.	83,374	13,586
	Packaging Corp. of America	93,698	12,689
	CH Robinson Worldwide Inc.	131,174	12,287
	Snap-on Inc.	53,334	11,916
	Western Union Co.	403,639	9,272
	HEICO Corp. Class A	72,747	9,034
	Cognex Corp.	82,739	6,954
*	XPO Logistics Inc.	47,870	6,697
	Jack Henry & Associates Inc.	36,633	5,990
	HEICO Corp.	42,100	5,870
*	Mohawk Industries Inc.	27,509	5,287
	Hubbell Inc. Class B	26,792	5,006
*,1	Affirm Holdings Inc.	50,934	3,430
*	Marqeta Inc. Class A	47,729	1,340
			4,983,889
Real Estate (2.7%)
	American Tower Corp.	447,569	120,906
	Prologis Inc.	729,589	87,208
	Crown Castle International Corp.	426,257	83,163
	Equinix Inc.	88,354	70,913
	Public Storage	146,694	44,109
	Simon Property Group Inc.	324,025	42,279
	Digital Realty Trust Inc.	277,720	41,786
	SBA Communications Corp. Class A	107,846	34,371
	Welltower Inc.	411,790	34,220
*	CoStar Group Inc.	389,496	32,258
	AvalonBay Communities Inc.	137,687	28,734
	Equity Residential	350,443	26,984
*	CBRE Group Inc. Class A	314,493	26,962
	Alexandria Real Estate Equities Inc.	145,469	26,467
	Weyerhaeuser Co.	738,945	25,435
	Realty Income Corp.	368,389	24,586
	Extra Space Storage Inc.	131,896	21,607
	Ventas Inc.	369,993	21,127
	Invitation Homes Inc.	559,862	20,877
*	Zillow Group Inc. Class C	159,864	19,539
	Essex Property Trust Inc.	64,115	19,235
	Mid-America Apartment Communities Inc.	112,909	19,016
		Shares	Market Value• ($000)
	Sun Communities Inc.	110,297	18,905
	Healthpeak Properties Inc.	531,542	17,695
	Duke Realty Corp.	369,832	17,512
	Boston Properties Inc.	138,548	15,876
	UDR Inc.	292,762	14,339
	WP Carey Inc.	175,560	13,100
	Camden Property Trust	96,340	12,781
	Iron Mountain Inc.	284,768	12,051
*,1	Opendoor Technologies Inc.	427,313	7,576
*	Host Hotels & Resorts Inc.	348,216	5,951
	Regency Centers Corp.	83,763	5,367
*	Zillow Group Inc. Class A	42,348	5,189
	VEREIT Inc.	112,964	5,188
			1,023,312
Technology (29.4%)
	Apple Inc.	15,635,403	2,141,425
	Microsoft Corp.	7,428,242	2,012,311
*	Facebook Inc. Class A	2,363,172	821,699
*	Alphabet Inc. Class A	296,554	724,123
*	Alphabet Inc. Class C	271,339	680,062
	NVIDIA Corp.	583,726	467,039
*	Adobe Inc.	471,442	276,095
	Intel Corp.	3,982,609	223,584
*	salesforce.com Inc.	864,097	211,073
	Broadcom Inc.	382,575	182,427
	Texas Instruments Inc.	910,849	175,156
	QUALCOMM Inc.	1,112,532	159,014
	Oracle Corp.	1,706,398	132,826
	International Business Machines Corp.	881,266	129,185
	Applied Materials Inc.	905,074	128,883
	Intuit Inc.	256,032	125,499
*	Advanced Micro Devices Inc.	1,198,353	112,561
*	ServiceNow Inc.	194,738	107,018
*	Micron Technology Inc.	1,106,032	93,991
	Lam Research Corp.	140,666	91,531
*	Snap Inc. Class A	1,125,861	76,716
*	Zoom Video Communications Inc. Class A	198,070	76,659
*	Autodesk Inc.	217,045	63,355
*	Twilio Inc. Class A	160,135	63,119
	Analog Devices Inc.	363,769	62,626
*	Snowflake Inc. Class A	248,158	60,005
*	Twitter Inc.	747,810	51,457
*	DocuSign Inc. Class A	182,287	50,962
*	Crowdstrike Holdings Inc. Class A	196,410	49,360
	KLA Corp.	151,176	49,013
	Roper Technologies Inc.	103,797	48,805
	Marvell Technology Inc.	789,400	46,046
*	Workday Inc. Class A	186,409	44,503
	TE Connectivity Ltd.	325,699	44,038
*	Pinterest Inc. Class A	539,752	42,613
*	Palantir Technologies Inc. Class A	1,601,839	42,224
*	Synopsys Inc.	150,482	41,501
*	Match Group Inc.	253,234	40,834
	Microchip Technology Inc.	269,780	40,397
	Amphenol Corp. Class A	589,410	40,322
*	Cadence Design Systems Inc.	274,455	37,551

50

Large-Cap Index Fund
		Shares	Market Value• ($000)
	HP Inc.	1,229,492	37,118
	Cognizant Technology Solutions Corp. Class A	520,169	36,027
	Xilinx Inc.	242,469	35,071
*	Okta Inc.	141,476	34,616
*	Palo Alto Networks Inc.	91,249	33,858
*	Fortinet Inc.	136,911	32,611
	Skyworks Solutions Inc.	162,831	31,223
	Corning Inc.	755,708	30,908
*	ANSYS Inc.	85,964	29,835
	Maxim Integrated Products Inc.	264,680	27,887
*	EPAM Systems Inc.	52,848	27,003
*	Dell Technologies Class C	260,078	25,922
*	HubSpot Inc.	43,783	25,513
	CDW Corp.	138,280	24,151
*	Cloudflare Inc. Class A	227,466	24,075
*	Splunk Inc.	161,677	23,375
*	RingCentral Inc. Class A	79,650	23,145
*	Datadog Inc. Class A	219,189	22,813
	Teradyne Inc.	163,990	21,968
*	Qorvo Inc.	111,046	21,726
*	VeriSign Inc.	94,417	21,498
*	Slack Technologies Inc. Class A	470,869	20,859
*	Western Digital Corp.	287,139	20,436
*	Gartner Inc.	80,654	19,534
*	Coupa Software Inc.	72,401	18,977
*	Akamai Technologies Inc.	160,755	18,744
	Hewlett Packard Enterprise Co.	1,283,278	18,710
*	Paycom Software Inc.	50,460	18,341
*	Tyler Technologies Inc.	40,173	18,173
*	DoorDash Inc. Class A	101,642	18,126
	NetApp Inc.	219,548	17,963
	Seagate Technology Holdings plc	203,163	17,864
*	Zscaler Inc.	73,725	15,929
	SS&C Technologies Holdings Inc.	214,430	15,452
*	Unity Software Inc.	137,786	15,133
	NortonLifeLock Inc.	543,388	14,791
*	GoDaddy Inc. Class A	165,473	14,389
	Citrix Systems Inc.	122,440	14,359
*,1	VMware Inc. Class A	77,327	12,370
*	IAC/InterActiveCorp.	78,088	12,039
*	Black Knight Inc.	146,744	11,443
*	MongoDB Inc. Class A	29,093	10,518
	Bentley Systems Inc. Class B	156,820	10,159
*	Dropbox Inc. Class A	298,014	9,033
*	Zendesk Inc.	58,401	8,430
*	ON Semiconductor Corp.	210,575	8,061
	Monolithic Power Systems Inc.	21,423	8,000
*	IPG Photonics Corp.	34,356	7,241
	Leidos Holdings Inc.	69,733	7,050
*	F5 Networks Inc.	29,399	5,488
*	ZoomInfo Technologies Inc. Class A	96,688	5,044
*	Vimeo Inc.	64,626	3,167
*	Bumble Inc. Class A	53,165	3,062
*	AppLovin Corp. Class A	32,061	2,410
*	Qualtrics International Inc. Class A	26,501	1,014
		Shares	Market Value• ($000)
*	UiPath Inc. Class A	2,457	167
			11,080,427
Telecommunications (3.3%)
	Comcast Corp. Class A	4,521,909	257,839
	Verizon Communications Inc.	3,879,075	217,345
	AT&T Inc.	7,042,027	202,670
	Cisco Systems Inc.	3,740,755	198,260
*	Charter Communications Inc. Class A	120,947	87,257
*	T-Mobile US Inc.	553,383	80,146
*	Roku Inc.	113,615	52,178
	Motorola Solutions Inc.	167,331	36,286
*	Liberty Broadband Corp. Class C	150,323	26,105
*	Arista Networks Inc.	56,464	20,457
	Lumen Technologies Inc.	1,090,158	14,815
*	DISH Network Corp. Class A	242,203	10,124
*	Altice USA Inc. Class A	216,203	7,381
	Juniper Networks Inc.	161,634	4,421
*	Liberty Broadband Corp. Class A	23,324	3,922
	Ubiquiti Inc.	6,181	1,930
			1,221,136
Utilities (2.6%)
	NextEra Energy Inc.	1,934,536	141,763
	Duke Energy Corp.	758,651	74,894
	Southern Co.	1,045,118	63,240
	Dominion Energy Inc.	795,459	58,522
	Waste Management Inc.	416,250	58,321
	Exelon Corp.	963,372	42,687
	American Electric Power Co. Inc.	492,888	41,693
	Sempra Energy	298,549	39,552
	Xcel Energy Inc.	530,821	34,970
	Waste Connections Inc. (XTSE)	258,086	30,823
	Public Service Enterprise Group Inc.	498,544	29,783
	WEC Energy Group Inc.	311,105	27,673
	American Water Works Co. Inc.	178,977	27,586
	Eversource Energy	338,754	27,182
	DTE Energy Co.	191,075	24,763
	Consolidated Edison Inc.	338,099	24,248
	Republic Services Inc. Class A	204,516	22,499
	Edison International	374,234	21,638
	PPL Corp.	720,927	20,164
	Ameren Corp.	251,897	20,162
	FirstEnergy Corp.	536,441	19,961
	Entergy Corp.	197,910	19,732
	AES Corp.	657,144	17,132
	CMS Energy Corp.	285,485	16,866
*	PG&E Corp.	1,468,414	14,934
	CenterPoint Energy Inc.	572,527	14,038
	Alliant Energy Corp.	246,693	13,756
	Evergy Inc.	223,875	13,529
	NiSource Inc.	386,840	9,478
	Vistra Corp.	475,468	8,820
	NRG Energy Inc.	120,647	4,862
	Pinnacle West Capital Corp.	55,596	4,557

51

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Avangrid Inc.	76,355	3,927
			993,755
Total Common Stocks (Cost $18,438,963)			37,599,208
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.056% (Cost $125,863)	1,258,689	125,869
Total Investments (100.1%) (Cost $18,564,826)			37,725,077
Other Assets and Liabilities— Net (-0.1%)			(45,699)
Net Assets (100%)			37,679,378
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,022,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $47,370,000 was received for securities on loan, of which $44,598,000 is held in Vanguard Market Liquidity Fund and $2,772,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	368	78,910	927

See accompanying Notes, which are an integral part of the Financial Statements.
52

Large-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,438,963)	37,599,208
Affiliated Issuers (Cost $125,863)	125,869
Total Investments in Securities	37,725,077
Investment in Vanguard	1,275
Cash	2,772
Cash Collateral Pledged—Futures Contracts	5,597
Receivables for Investment Securities Sold	3,049
Receivables for Accrued Income	36,198
Receivables for Capital Shares Issued	12,010
Variation Margin Receivable—Futures Contracts	160
Total Assets	37,786,138
Liabilities
Due to Custodian	12,393
Payables for Investment Securities Purchased	6,210
Collateral for Securities on Loan	47,370
Payables for Capital Shares Redeemed	40,130
Payables to Vanguard	657
Total Liabilities	106,760
Net Assets	37,679,378
53

Large-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	18,443,053
Total Distributable Earnings (Loss)	19,236,325
Net Assets	37,679,378

Investor Shares—Net Assets
Applicable to 474,624 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,481
Net Asset Value Per Share—Investor Shares	$81.08

ETF Shares—Net Assets
Applicable to 122,855,650 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,662,697
Net Asset Value Per Share—ETF Shares	$200.75

Admiral Shares—Net Assets
Applicable to 105,716,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,718,045
Net Asset Value Per Share—Admiral Shares	$101.38

Institutional Shares—Net Assets
Applicable to 5,416,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,260,155
Net Asset Value Per Share—Institutional Shares	$417.28

See accompanying Notes, which are an integral part of the Financial Statements.
54

Large-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	239,647
Interest[1]	56
Securities Lending—Net	512
Total Income	240,215
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,267
Management and Administrative—Investor Shares	29
Management and Administrative—ETF Shares	3,093
Management and Administrative—Admiral Shares	1,881
Management and Administrative—Institutional Shares	321
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	253
Marketing and Distribution—Admiral Shares	147
Marketing and Distribution—Institutional Shares	29
Custodian Fees	188
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	248
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	5
Total Expenses	7,493
Net Investment Income	232,722
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	549,847
Futures Contracts	24,323
Realized Net Gain (Loss)	574,170
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,089,936
Futures Contracts	(3,142)
Change in Unrealized Appreciation (Depreciation)	4,086,794
Net Increase (Decrease) in Net Assets Resulting from Operations	4,893,686
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $54,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $564,911,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Large-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	232,722	475,660
Realized Net Gain (Loss)	574,170	736,290
Change in Unrealized Appreciation (Depreciation)	4,086,794	4,719,115
Net Increase (Decrease) in Net Assets Resulting from Operations	4,893,686	5,931,065
Distributions
Investor Shares	(214)	(488)
ETF Shares	(149,722)	(309,168)
Admiral Shares	(64,781)	(134,821)
Institutional Shares	(14,649)	(30,593)
Total Distributions	(229,366)	(475,070)
Capital Share Transactions
Investor Shares	(3,194)	679
ETF Shares	90,207	1,675,512
Admiral Shares	56,968	247,258
Institutional Shares	(193,002)	42,631
Net Increase (Decrease) from Capital Share Transactions	(49,021)	1,966,080
Total Increase (Decrease)	4,615,299	7,422,075
Net Assets
Beginning of Period	33,064,079	25,642,004
End of Period	37,679,378	33,064,079

See accompanying Notes, which are an integral part of the Financial Statements.
56

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$71.00	$59.72	$46.36	$49.48	$41.31	$37.78
Investment Operations
Net Investment Income	.454[1]	.969[1]	.918[1]	.966[1]	.819[1]	.768
Net Realized and Unrealized Gain (Loss) on Investments	10.073	11.268	13.466	(3.184)	8.161	3.533
Total from Investment Operations	10.527	12.237	14.384	(2.218)	8.980	4.301
Distributions
Dividends from Net Investment Income	(.447)	(.957)	(1.024)	(.902)	(.810)	(.771)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.447)	(.957)	(1.024)	(.902)	(.810)	(.771)
Net Asset Value, End of Period	$81.08	$71.00	$59.72	$46.36	$49.48	$41.31
Total Return[2]	14.86%	20.89%	31.23%	-4.59%	21.89%	11.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$37	$30	$344	$387	$400
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.61%	1.75%	1.91%	1.81%	2.02%
Portfolio Turnover Rate[3]	3%	3%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$175.80	$147.88	$114.77	$122.49	$102.27	$93.52
Investment Operations
Net Investment Income	1.247[1]	2.594[1]	2.581[1]	2.572[1]	2.168[1]	2.018
Net Realized and Unrealized Gain (Loss) on Investments	24.934	27.890	33.204	(7.896)	20.196	8.754
Total from Investment Operations	26.181	30.484	35.785	(5.324)	22.364	10.772
Distributions
Dividends from Net Investment Income	(1.231)	(2.564)	(2.675)	(2.396)	(2.144)	(2.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.231)	(2.564)	(2.675)	(2.396)	(2.144)	(2.022)
Net Asset Value, End of Period	$200.75	$175.80	$147.88	$114.77	$122.49	$102.27
Total Return	14.93%	20.99%	31.39%	-4.44%	22.03%	11.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,663	$21,540	$16,270	$12,358	$11,613	$8,468
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.74%	1.93%	2.04%	1.93%	2.14%
Portfolio Turnover Rate[2]	3%	3%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
58

Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$88.79	$74.69	$57.96	$61.86	$51.65	$47.23
Investment Operations
Net Investment Income	.625[1]	1.303[1]	1.299[1]	1.288[1]	1.094[1]	1.019
Net Realized and Unrealized Gain (Loss) on Investments	12.582	14.084	16.774	(3.983)	10.197	4.422
Total from Investment Operations	13.207	15.387	18.073	(2.695)	11.291	5.441
Distributions
Dividends from Net Investment Income	(.617)	(1.287)	(1.343)	(1.205)	(1.081)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.617)	(1.287)	(1.343)	(1.205)	(1.081)	(1.021)
Net Asset Value, End of Period	$101.38	$88.79	$74.69	$57.96	$61.86	$51.65
Total Return[2]	14.92%	21.03%	31.39%	-4.47%	22.03%	11.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,718	$9,338	$7,546	$5,306	$5,375	$4,130
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.73%	1.92%	2.03%	1.93%	2.14%
Portfolio Turnover Rate[3]	3%	3%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$365.43	$307.39	$238.57	$254.60	$212.59	$194.40
Investment Operations
Net Investment Income	2.582[1]	5.389[1]	5.363[1]	5.345[1]	4.529[1]	4.215
Net Realized and Unrealized Gain (Loss) on Investments	51.827	57.981	69.016	(16.390)	41.958	18.199
Total from Investment Operations	54.409	63.370	74.379	(11.045)	46.487	22.414
Distributions
Dividends from Net Investment Income	(2.559)	(5.330)	(5.559)	(4.985)	(4.477)	(4.224)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.559)	(5.330)	(5.559)	(4.985)	(4.477)	(4.224)
Net Asset Value, End of Period	$417.28	$365.43	$307.39	$238.57	$254.60	$212.59
Total Return	14.93%	21.05%	31.39%	-4.46%	22.03%	11.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,260	$2,149	$1,796	$1,178	$1,212	$932
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.74%	1.92%	2.04%	1.94%	2.15%
Portfolio Turnover Rate[2]	3%	3%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Large-Cap Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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Large-Cap Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,275,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Large-Cap Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,567,430
Gross Unrealized Appreciation	19,441,002
Gross Unrealized Depreciation	(282,428)
Net Unrealized Appreciation (Depreciation)	19,158,574
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $502,274,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $1,865,114,000 of investment securities and sold $1,767,802,000 of investment securities, other than temporary cash investments. Purchases and sales include $789,879,000 and $756,879,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,033	41	12,683	220
Issued in Lieu of Cash Distributions	214	3	488	9
Redeemed	(6,441)	(87)	(12,492)	(213)
Net Increase (Decrease)—Investor Shares	(3,194)	(43)	679	16
ETF Shares
Issued	859,928	4,531	2,981,881	21,401
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(769,721)	(4,200)	(1,306,369)	(8,900)
Net Increase (Decrease)—ETF Shares	90,207	331	1,675,512	12,501
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Large-Cap Index Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	912,714	9,687	2,270,102	32,290
Issued in Lieu of Cash Distributions	52,644	550	109,775	1,534
Redeemed	(908,390)	(9,691)	(2,132,619)	(29,688)
Net Increase (Decrease)—Admiral Shares	56,968	546	247,258	4,136
Institutional Shares
Issued	294,593	760	602,657	1,940
Issued in Lieu of Cash Distributions	12,946	33	26,683	91
Redeemed	(500,541)	(1,259)	(586,709)	(1,991)
Net Increase (Decrease)—Institutional Shares	(193,002)	(466)	42,631	40
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
65

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q03072 082021

Semiannual Report  |  June 30, 2021
Vanguard Total Stock Market Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,151.90	$0.75
ETF Shares	1,000.00	1,152.50	0.16
AdmiralTM Shares	1,000.00	1,152.40	0.21
Institutional Shares	1,000.00	1,152.60	0.16
Institutional Plus Shares	1,000.00	1,152.60	0.11
Institutional Select Shares	1,000.00	1,152.60	0.05
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Shares	1,000.00	1,024.65	0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
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Total Stock Market Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	2.0%
Consumer Discretionary	16.0
Consumer Staples	4.7
Energy	2.9
Financials	11.2
Health Care	13.1
Industrials	13.9
Other	0.0
Real Estate	3.5
Technology	27.1
Telecommunications	3.0
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
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Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Perma-Pipe International Holdings Inc.*,1	416,232	2,772	0.00%
†	Basic Materials—Other*,2,3		25,309,843	2.01%
			25,312,615	2.01%
Consumer Discretionary
	Amazon.com Inc.*	12,108,357	41,654,685	3.31%
	Tesla Inc.*	21,768,378	14,795,967	1.18%
	Home Depot Inc.	30,031,686	9,576,804	0.76%
	Walt Disney Co.*	51,321,242	9,020,735	0.72%
	Netflix Inc.*	12,524,850	6,615,751	0.53%
	Walmart Inc.	39,729,664	5,602,677	0.45%
	NIKE Inc. Class B	36,012,739	5,563,608	0.44%
	Costco Wholesale Corp.	12,499,201	4,945,559	0.39%
	McDonald's Corp.	21,075,098	4,868,137	0.39%
†	Consumer Discretionary—Other*,2,3		97,301,404	7.72%
			199,945,327	15.89%
Consumer Staples
	Procter & Gamble Co.	69,141,796	9,329,303	0.74%
	Coca-Cola Co.	109,606,018	5,930,782	0.47%
	PepsiCo Inc.	39,024,187	5,782,214	0.46%
	Philip Morris International Inc.	44,025,291	4,363,347	0.35%
†	Consumer Staples —Other*,2		33,752,689	2.68%
			59,158,335	4.70%
Energy
	Exxon Mobil Corp.	119,579,282	7,543,061	0.60%
	Chevron Corp.	54,559,393	5,714,551	0.46%
†	Energy—Other*,2,3		23,455,650	1.86%
			36,713,262	2.92%
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Total Stock Market Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Financials
	Berkshire Hathaway Inc. Class B*	48,902,808	13,591,068	1.08%
	JPMorgan Chase & Co.	85,499,490	13,298,591	1.06%
	Bank of America Corp.	217,832,685	8,981,242	0.71%
	Wells Fargo & Co.	116,761,886	5,288,146	0.42%
	Berkshire Hathaway Inc. Class A*	1,051	439,950	0.04%
	BM Technologies Inc. (Acquired 12/17/20, Cost $1,765)*,4	123,018	1,377	0.00%
†	Financials—Other*,2,3		98,369,929	7.82%
			139,970,303	11.13%
Health Care
	Johnson & Johnson	74,381,224	12,253,563	0.98%
	UnitedHealth Group Inc.	26,655,275	10,673,838	0.85%
	Pfizer Inc.	158,110,199	6,191,595	0.49%
	Abbott Laboratories	50,188,451	5,818,347	0.46%
	AbbVie Inc.	49,888,652	5,619,458	0.45%
	Thermo Fisher Scientific Inc.	11,101,575	5,600,412	0.45%
	Eli Lilly & Co.	24,380,353	5,595,779	0.45%
	Merck & Co. Inc.	71,521,061	5,562,193	0.44%
	Danaher Corp.	18,132,976	4,866,165	0.39%
	Medtronic plc	38,075,061	4,726,257	0.38%
†	Health Care—Other*,2,3		96,749,960	7.67%
			163,657,567	13.01%
Industrials
	Visa Inc. Class A	47,563,683	11,121,340	0.88%
	PayPal Holdings Inc.*	33,182,311	9,671,980	0.77%
	Mastercard Inc. Class A	24,988,092	9,122,903	0.73%
	Accenture plc Class A	17,954,321	5,292,754	0.42%
	Honeywell International Inc.	19,616,921	4,302,972	0.34%
	United Parcel Service Inc. Class B	20,431,986	4,249,240	0.34%
†	Industrials—Other*,2,3,5		130,035,527	10.34%
			173,796,716	13.82%
†Other*,2,3,6			529	0.00%
†Real Estate*,2,3			43,552,017	3.46%
Technology
	Apple Inc.	447,774,417	61,327,183	4.88%
	Microsoft Corp.	212,736,932	57,630,435	4.58%
	Facebook Inc. Class A*	67,679,030	23,532,676	1.87%
	Alphabet Inc. Class A*	8,484,554	20,717,499	1.65%
	Alphabet Inc. Class C*	7,778,705	19,495,924	1.55%
	NVIDIA Corp.	16,717,635	13,375,780	1.06%
	Adobe Inc.*	13,502,096	7,907,367	0.63%
	Intel Corp.	114,059,454	6,403,298	0.51%
	salesforce.com Inc.*	24,747,719	6,045,125	0.48%
	Broadcom Inc.	10,956,982	5,224,727	0.42%
	Texas Instruments Inc.	26,086,761	5,016,484	0.40%
	QUALCOMM Inc.	31,862,594	4,554,121	0.36%
†	Technology—Other*,2,3		108,074,434	8.58%
			339,305,053	26.97%
Telecommunications
	Comcast Corp. Class A	129,505,594	7,384,409	0.59%
	Verizon Communications Inc.	111,089,097	6,224,322	0.50%
5

Total Stock Market Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
	AT&T Inc.		201,673,800	5,804,172	0.46%
	Cisco Systems Inc.		107,124,995	5,677,625	0.45%
†	Telecommunications—Other*,2,3			12,565,404	0.99%
				37,655,932	2.99%
†Utilities*,2				32,949,025	2.62%
Total Common Stocks (Cost $545,077,856)				1,252,016,681	99.52%
†Preferred Stock (Cost $36)				42	0.00%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[7,8] (Cost $11,135,205)	0.056%	111,359,670	11,135,968	0.88%
Total Investments (Cost $556,213,097)				1,263,152,691	100.40%
Other Assets and Liabilities—Net				(5,078,185)	(0.40%)
Net Assets				1,258,074,506	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Includes non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,159,744,000.
3	Certain securities are valued using significant unobservable inputs.
4	Restricted securities totaling $1,377,000, representing 0.0% of net assets.
5	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $82,644,000, representing 0.0% of net assets.
6	“Other” represents securities that are not classified by the fund’s benchmark index.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $6,537,053,000 was received for securities on loan, of which $6,352,245,000 is held in Vanguard Market Liquidity Fund and $184,808,000 is held in cash.
6

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	1,914	220,856	(2,191)
E-mini S&P 500 Index	September 2021	23,501	5,039,319	73,227
E-mini S&P Mid-Cap 400 Index	September 2021	240	64,618	(1,285)
				69,751

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/21	BOANA	15,471	(0.586)	—	(1,111)
Bandwidth Inc. Class A	8/31/21	BOANA	32,293	(0.536)	5,347	—
Consolidated Edison Inc.	8/31/21	BOANA	123,584	(0.636)	—	(7,653)
Consolidated Edison Inc.	8/31/21	BOANA	108,136	(0.486)	—	(6,684)
National Fuel Gas Co.	8/31/21	BOANA	4,670	(0.486)	72	—
New York Community Bancorp Inc.	8/31/21	BOANA	3,591	(0.436)	—	(286)
Penn National Gaming Inc.	8/31/21	BOANA	98,364	(0.536)	—	(6,617)
Popular Inc.	8/31/21	BOANA	16,322	(0.486)	—	(1,236)
RingCentral Inc. Class A	8/31/21	BOANA	30,184	(0.586)	3,219	—
State Street Corp.	8/31/22	BOANA	223,974	(0.586)	—	(10,867)
Visa Inc. Class A	8/31/21	BOANA	51,143	0.014	1,538	—
Vistra Corp.	8/31/21	BOANA	17,302	(0.386)	2,702	—
Williams Cos. Inc.	8/31/21	BOANA	158,040	(0.486)	3,660	—
					16,538	(34,454)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $545,074,434)	1,252,013,951
Affiliated Issuers (Cost $11,138,663)	11,138,740
Total Investments in Securities	1,263,152,691
Investment in Vanguard	42,541
Cash	184,808
Cash Collateral Pledged—Futures Contracts	274,197
Cash Collateral Pledged—Over-the-Counter Swap Contracts	18,620
Receivables for Investment Securities Sold	741,877
Receivables for Accrued Income	739,009
Receivables for Capital Shares Issued	1,118,826
Variation Margin Receivable—Futures Contracts	7,548
Unrealized Appreciation—Over-the-Counter Swap Contracts	16,538
Total Assets	1,266,296,655
Liabilities
Due to Custodian	399,368
Payables for Investment Securities Purchased	208,906
Collateral for Securities on Loan	6,537,053
Payables for Capital Shares Redeemed	1,016,380
Payables to Vanguard	25,988
Unrealized Depreciation—Over-the-Counter Swap Contracts	34,454
Total Liabilities	8,222,149
Net Assets	1,258,074,506
8

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	560,250,353
Total Distributable Earnings (Loss)	697,824,153
Net Assets	1,258,074,506

Investor Shares—Net Assets
Applicable to 1,319,037,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	143,064,902
Net Asset Value Per Share—Investor Shares	$108.46

ETF Shares—Net Assets
Applicable to 1,134,444,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	252,829,824
Net Asset Value Per Share—ETF Shares	$222.87

Admiral Shares—Net Assets
Applicable to 2,909,315,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	315,631,133
Net Asset Value Per Share—Admiral Shares	$108.49

Institutional Shares—Net Assets
Applicable to 2,101,101,506 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	227,984,217
Net Asset Value Per Share—Institutional Shares	$108.51

Institutional Plus Shares—Net Assets
Applicable to 1,323,341,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	269,281,287
Net Asset Value Per Share—Institutional Plus Shares	$203.49

Institutional Select Shares—Net Assets
Applicable to 230,817,928 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,283,143
Net Asset Value Per Share—Institutional Select Shares	$213.52
See accompanying Notes, which are an integral part of the Financial Statements.
9

Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	7,445,745
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	54
Interest—Affiliated Issuers	2,103
Securities Lending—Net	81,216
Total Income	7,529,118
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,771
Management and Administrative—Investor Shares	101,526
Management and Administrative—ETF Shares	27,614
Management and Administrative—Admiral Shares	51,957
Management and Administrative—Institutional Shares	25,942
Management and Administrative—Institutional Plus Shares	21,325
Management and Administrative—Institutional Select Shares	1,891
Marketing and Distribution—Investor Shares	2,970
Marketing and Distribution—ETF Shares	2,744
Marketing and Distribution—Admiral Shares	3,433
Marketing and Distribution—Institutional Shares	2,094
Marketing and Distribution—Institutional Plus Shares	1,163
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,023
Shareholders’ Reports—Investor Shares	208
Shareholders’ Reports—ETF Shares	1,575
Shareholders’ Reports—Admiral Shares	594
Shareholders’ Reports—Institutional Shares	300
Shareholders’ Reports—Institutional Plus Shares	26
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	156
Total Expenses	255,313
Net Investment Income	7,273,805
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	6,819,641
Investment Securities Sold—Affiliated Issuers	113
Futures Contracts	862,722
Swap Contracts	22,836
Realized Net Gain (Loss)	7,705,312
10

Total Stock Market Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	150,663,073
Investment Securities—Affiliated Issuers	4,208
Futures Contracts	(37,741)
Swap Contracts	(17,580)
Change in Unrealized Appreciation (Depreciation)	150,611,960
Net Increase (Decrease) in Net Assets Resulting from Operations	165,591,077
1	Includes $4,690,231,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,273,805	15,540,727
Realized Net Gain (Loss)	7,705,312	3,258,780
Change in Unrealized Appreciation (Depreciation)	150,611,960	170,087,718
Net Increase (Decrease) in Net Assets Resulting from Operations	165,591,077	188,887,225
Distributions
Investor Shares	(847,095)	(2,178,405)
ETF Shares	(1,489,567)	(2,643,535)
Admiral Shares	(1,882,690)	(4,040,472)
Institutional Shares	(1,328,549)	(2,632,899)
Institutional Plus Shares	(1,621,179)	(3,283,515)
Institutional Select Shares	(300,247)	(503,956)
Total Distributions	(7,469,327)	(15,282,782)
Capital Share Transactions
Investor Shares	(31,397,903)	(11,200,923)
ETF Shares	20,175,246	32,847,249
Admiral Shares	2,190,501	(23,050,842)
Institutional Shares	20,147,013	(1,802,186)
Institutional Plus Shares	9,425,504	1,241,423
Institutional Select Shares	(1,299,905)	11,449,267
Net Increase (Decrease) from Capital Share Transactions	19,240,456	9,483,988
Total Increase (Decrease)	177,362,206	183,088,431
Net Assets
Beginning of Period	1,080,712,300	897,623,869
End of Period	1,258,074,506	1,080,712,300
See accompanying Notes, which are an integral part of the Financial Statements.
12

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$94.71	$79.66	$62.08	$66.70	$56.06	$50.78
Investment Operations
Net Investment Income	.587[1]	1.284[1]	1.279[1]	1.275[1]	1.086[1]	1.022
Net Realized and Unrealized Gain (Loss) on Investments	13.760	15.026	17.634	(4.703)	10.630	5.282
Total from Investment Operations	14.347	16.310	18.913	(3.428)	11.716	6.304
Distributions
Dividends from Net Investment Income	(.597)	(1.260)	(1.333)	(1.192)	(1.076)	(1.024)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.597)	(1.260)	(1.333)	(1.192)	(1.076)	(1.024)
Net Asset Value, End of Period	$108.46	$94.71	$79.66	$62.08	$66.70	$56.06
Total Return[2]	15.19%	20.87%	30.65%	-5.26%	21.05%	12.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143,065	$153,845	$139,686	$121,266	$126,766	$103,932
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.62%	1.78%	1.86%	1.77%	1.98%
Portfolio Turnover Rate[3]	3%	8%	4%	3%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$194.61	$163.70	$127.56	$137.06	$115.21	$104.34
Investment Operations
Net Investment Income	1.314[1]	2.831[1]	2.809[1]	2.781[1]	2.361[1]	2.214
Net Realized and Unrealized Gain (Loss) on Investments	28.293	30.848	36.236	(9.676)	21.832	10.871
Total from Investment Operations	29.607	33.679	39.045	(6.895)	24.193	13.085
Distributions
Dividends from Net Investment Income	(1.347)	(2.769)	(2.905)	(2.605)	(2.343)	(2.215)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.347)	(2.769)	(2.905)	(2.605)	(2.343)	(2.215)
Net Asset Value, End of Period	$222.87	$194.61	$163.70	$127.56	$137.06	$115.21
Total Return	15.25%	20.95%	30.80%	-5.13%	21.16%	12.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$252,830	$202,075	$138,067	$94,809	$91,862	$69,889
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.73%	1.89%	1.97%	1.87%	2.09%
Portfolio Turnover Rate[2]	3%	8%	4%	3%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$94.74	$79.69	$62.09	$66.72	$56.08	$50.79
Investment Operations
Net Investment Income	.636[1]	1.364[1]	1.360[1]	1.344[1]	1.148[1]	1.077
Net Realized and Unrealized Gain (Loss) on Investments	13.764	15.025	17.646	(4.711)	10.633	5.291
Total from Investment Operations	14.400	16.389	19.006	(3.367)	11.781	6.368
Distributions
Dividends from Net Investment Income	(.650)	(1.339)	(1.406)	(1.263)	(1.141)	(1.078)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.650)	(1.339)	(1.406)	(1.263)	(1.141)	(1.078)
Net Asset Value, End of Period	$108.49	$94.74	$79.69	$62.09	$66.72	$56.08
Total Return[2]	15.24%	20.99%	30.80%	-5.17%	21.17%	12.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$315,631	$273,622	$252,536	$185,102	$190,099	$151,612
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.72%	1.88%	1.96%	1.87%	2.09%
Portfolio Turnover Rate[3]	3%	8%	4%	3%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$94.75	$79.70	$62.10	$66.73	$56.09	$50.80
Investment Operations
Net Investment Income	.640[1]	1.374[1]	1.365[1]	1.354[1]	1.153[1]	1.082
Net Realized and Unrealized Gain (Loss) on Investments	13.776	15.024	17.649	(4.715)	10.630	5.291
Total from Investment Operations	14.416	16.398	19.014	(3.361)	11.783	6.373
Distributions
Dividends from Net Investment Income	(.656)	(1.348)	(1.414)	(1.269)	(1.143)	(1.083)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.656)	(1.348)	(1.414)	(1.269)	(1.143)	(1.083)
Net Asset Value, End of Period	$108.51	$94.75	$79.70	$62.10	$66.73	$56.09
Total Return	15.26%	21.00%	30.81%	-5.16%	21.17%	12.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$227,984	$180,586	$152,716	$115,115	$113,557	$79,443
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.035%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.73%	1.89%	1.97%	1.87%	2.10%
Portfolio Turnover Rate[2]	3%	8%	4%	3%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$177.69	$149.47	$116.46	$125.14	$105.18	$95.26
Investment Operations
Net Investment Income	1.211[1]	2.591[1]	2.575[1]	2.555[1]	2.182[1]	2.042
Net Realized and Unrealized Gain (Loss) on Investments	25.828	28.172	33.100	(8.842)	19.938	9.924
Total from Investment Operations	27.039	30.763	35.675	(6.287)	22.120	11.966
Distributions
Dividends from Net Investment Income	(1.239)	(2.543)	(2.665)	(2.393)	(2.160)	(2.046)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.239)	(2.543)	(2.665)	(2.393)	(2.160)	(2.046)
Net Asset Value, End of Period	$203.49	$177.69	$149.47	$116.46	$125.14	$105.18
Total Return	15.26%	21.02%	30.82%	-5.15%	21.19%	12.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$269,281	$226,288	$188,188	$135,641	$126,130	$85,031
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.74%	1.90%	1.98%	1.89%	2.11%
Portfolio Turnover Rate[2]	3%	8%	4%	3%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,				June 27, 2016[1] to December 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$186.45	$156.83	$122.20	$131.31	$110.37	$97.70
Investment Operations
Net Investment Income	1.281[2]	2.772[2]	2.709[2]	2.704[2]	2.311[2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	27.099	29.532	34.731	(9.290)	20.908	12.718
Total from Investment Operations	28.380	32.304	37.440	(6.586)	23.219	13.899
Distributions
Dividends from Net Investment Income	(1.310)	(2.684)	(2.810)	(2.524)	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.310)	(2.684)	(2.810)	(2.524)	(2.279)	(1.229)
Net Asset Value, End of Period	$213.52	$186.45	$156.83	$122.20	$131.31	$110.37
Total Return	15.26%	21.03%	30.84%	-5.14%	21.20%	14.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,283	$44,296	$26,431	$20,262	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.29%	1.76%	1.91%	1.99%	1.90%	2.15%[3]
Portfolio Turnover Rate[4]	3%	8%	4%	3%	3%	4%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
19

Total Stock Market Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
20

Total Stock Market Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
21

Total Stock Market Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $42,541,000, representing less than 0.01% of the fund’s net assets and 17.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

Total Stock Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,252,000,911	1,478	14,292	1,252,016,681
Preferred Stock	42	—	—	42
Temporary Cash Investments	11,135,968	—	—	11,135,968
Total	1,263,136,921	1,478	14,292	1,263,152,691

Derivative Financial Instruments
Assets
Futures Contracts[1]	73,227	—	—	73,227
Swap Contracts	—	16,538	—	16,538
Total	73,227	16,538	—	89,765
Liabilities
Futures Contracts[1]	3,476	—	—	3,476
Swap Contracts	—	34,454	—	34,454
Total	3,476	34,454	—	37,930
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	557,322,661
Gross Unrealized Appreciation	724,368,721
Gross Unrealized Depreciation	(18,486,856)
Net Unrealized Appreciation (Depreciation)	705,881,865
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $15,633,990,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2021, the fund purchased $57,644,450,000 of investment securities and sold $37,764,779,000 of investment securities, other than temporary cash investments. Purchases and sales include $18,737,551,000 and $5,853,226,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
23

Total Stock Market Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	327,874	3,292	14,516,361	207,934
Issued in Lieu of Cash Distributions	847,095	8,291	2,178,405	28,832
Redeemed	(32,572,872)	(316,928)	(27,895,689)	(365,845)
Net Increase (Decrease)—Investor Shares	(31,397,903)	(305,345)	(11,200,923)	(129,079)
ETF Shares
Issued	24,149,005	114,803	50,514,859	305,434
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,973,759)	(18,700)	(17,667,610)	(110,500)
Net Increase (Decrease)—ETF Shares	20,175,246	96,103	32,847,249	194,934
Admiral Shares
Issued	19,598,236	193,197	32,397,184	424,606
Issued in Lieu of Cash Distributions	1,571,926	15,336	3,371,979	44,445
Redeemed	(18,979,661)	(187,476)	(58,820,005)	(749,884)
Net Increase (Decrease)—Admiral Shares	2,190,501	21,057	(23,050,842)	(280,833)
Institutional Shares
Issued	29,828,337	291,574	27,070,393	360,889
Issued in Lieu of Cash Distributions	1,252,183	12,195	2,476,296	32,636
Redeemed	(10,933,507)	(108,569)	(31,348,875)	(403,732)
Net Increase (Decrease)—Institutional Shares	20,147,013	195,200	(1,802,186)	(10,207)
Institutional Plus Shares
Issued	15,582,944	82,039	28,455,775	204,305
Issued in Lieu of Cash Distributions	1,594,979	8,294	3,238,183	22,739
Redeemed	(7,752,419)	(40,503)	(30,452,535)	(212,599)
Net Increase (Decrease)—Institutional Plus Shares	9,425,504	49,830	1,241,423	14,445
Institutional Select Shares
Issued	3,758,958	19,141	15,638,742	96,623
Issued in Lieu of Cash Distributions	300,247	1,489	503,956	3,296
Redeemed	(5,359,110)	(27,395)	(4,693,431)	(30,863)
Net Increase (Decrease)—Institutional Select Shares	(1,299,905)	(6,765)	11,449,267	69,056
24

Total Stock Market Index Fund
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
180 Life Sciences Corp.	2,919	—	5,959	3,375	1,334	—	—	NA2
Avenue Therapeutics Inc.	4,991	—	2,477	(1,993)	268	—	—	NA2
Dare Bioscience Inc.	3,618	714	3,639	1,554	333	—	—	NA2
Lifevantage Corp.	8,536	1,026	3,780	(2,742)	1,233	—	—	NA2
Perma-Pipe International Holdings Inc.	2,860	—	389	(114)	415	—	—	2,772
Research Solutions Inc.	4,035	—	2,097	33	625	—	—	NA2
Vanguard Market Liquidity Fund	8,699,256	NA3	NA3	—	—	2,103	—	11,135,968
Total	8,726,215	1,740	18,341	113	4,208	2,103	—	11,138,740
1	Does not include adjustments related to return of capital.
2	Not applicable—at June 30, 2021, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
25

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
26

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
27

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Stock Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
28

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q852 082021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

\

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021

		Shares	Market Value ($000)
Common Stocks (99.34%)
Basic Materials (4.07%)
	Steel Dynamics Inc.	4,994,495	297,672
	Mosaic Co.	8,510,228	271,561
*,1	Cleveland-Cliffs Inc.	11,189,074	241,236
	Reliance Steel & Aluminum Co.	1,586,000	239,327
	Scotts Miracle-Gro Co.	971,187	186,390
	Royal Gold Inc.	1,632,085	186,221
	Olin Corp.	3,567,272	165,022
*	Alcoa Corp.	4,308,515	158,726
	Valvoline Inc.	4,508,611	146,350
[1]	United States Steel Corp.	6,042,896	145,030
	Chemours Co.	4,118,118	143,311
	CF Industries Holdings Inc.	2,669,786	137,360
	Timken Co.	1,702,353	137,193
	Ashland Global Holdings Inc.	1,511,516	132,258
	Huntsman Corp.	4,964,599	131,661
*	Hexcel Corp.	2,085,711	130,148
*	RBC Bearings Inc.	627,968	125,229
	Element Solutions Inc.	5,235,674	122,410
	W R Grace & Co.	1,650,535	114,085
	Avient Corp.	2,270,364	111,611
	UFP Industries Inc.	1,463,120	108,768
	Balchem Corp.	806,832	105,905
*	Univar Solutions Inc.	4,218,911	102,857
	Hecla Mining Co.	13,338,411	99,238
	Commercial Metals Co.	2,998,055	92,100
	Sensient Technologies Corp.	1,051,135	90,986
*	Arconic Corp.	2,463,848	87,762
*	Ingevity Corp.	995,297	80,977
	Cabot Corp.	1,409,341	80,234
	Quaker Chemical Corp.	333,350	79,067
*	Amyris Inc.	4,715,235	77,188
*	Livent Corp.	3,967,589	76,813
*,1	MP Materials Corp.	2,041,771	75,260
	NewMarket Corp.	217,436	70,010
*	Domtar Corp.	1,248,959	68,643
	Minerals Technologies Inc.	838,244	65,945
	Stepan Co.	534,380	64,270
	Tronox Holdings plc Class A	2,856,715	63,990
	Mueller Industries Inc.	1,346,976	58,338
	GrafTech International Ltd.	4,982,939	57,902
	Boise Cascade Co.	980,851	57,233
	Innospec Inc.	610,643	55,330
	Worthington Industries Inc.	853,879	52,240
*	Coeur Mining Inc.	5,745,254	51,018
	Compass Minerals International Inc.	848,757	50,297
	Kaiser Aluminum Corp.	395,867	48,886
	Carpenter Technology Corp.	1,192,732	47,972
	Materion Corp.	508,903	38,346
	Westlake Chemical Corp.	399,826	36,020
	Schweitzer-Mauduit International Inc.	783,155	31,624
	Schnitzer Steel Industries Inc. Class A	613,108	30,073
*	GCP Applied Technologies Inc.	1,274,166	29,637
*	Kraton Corp.	759,509	24,525
	PQ Group Holdings Inc.	1,359,836	20,887
*	Zymergen Inc.	498,864	19,960
*	Koppers Holdings Inc.	502,637	16,260
*	Century Aluminum Co.	1,235,790	15,929
1

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Glatfelter Corp.	1,113,950	15,562
	American Vanguard Corp.	648,157	11,349
	Tredegar Corp.	714,238	9,835
	FutureFuel Corp.	323,340	3,104
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/2022	19	—
			5,595,141
Consumer Discretionary (15.82%)
	Pool Corp.	948,446	435,014
*	Tapestry Inc.	6,941,632	301,822
	Williams-Sonoma Inc.	1,874,202	299,216
*	RH	418,202	283,959
*	Chegg Inc.	3,356,058	278,922
*	Floor & Decor Holdings Inc. Class A	2,611,902	276,078
*	Zynga Inc. Class A	25,753,247	273,757
*	Norwegian Cruise Line Holdings Ltd.	9,210,484	270,880
*	Five Below Inc.	1,393,965	269,412
*	Deckers Outdoor Corp.	701,362	269,372
	Newell Brands Inc.	9,527,494	261,720
	Lithia Motors Inc. Class A	740,804	254,570
	Gap Inc.	7,000,204	235,557
*	Liberty Media Corp.-Liberty Formula One Class C	4,810,343	231,907
*	Bright Horizons Family Solutions Inc.	1,519,541	223,540
	Nielsen Holdings plc	8,924,009	220,155
	Kohl's Corp.	3,922,705	216,180
*	Capri Holdings Ltd.	3,766,797	215,423
	Service Corp. International	3,977,241	213,140
	L Brands Inc.	2,777,224	200,127
	Gentex Corp.	6,014,476	199,019
	Polaris Inc.	1,448,791	198,426
	Tempur Sealy International Inc.	4,901,094	192,074
*	PVH Corp.	1,774,529	190,922
*	SiteOne Landscape Supply Inc.	1,105,682	187,148
*	Alaska Air Group Inc.	3,098,578	186,875
*	IAA Inc.	3,354,486	182,954
*	Crocs Inc.	1,543,192	179,813
*	YETI Holdings Inc.	1,954,872	179,496
*	Scientific Games Corp.	2,272,066	175,949
	Harley-Davidson Inc.	3,823,525	175,194
*	Mattel Inc.	8,678,260	174,433
	Churchill Downs Inc.	863,028	171,104
*	American Airlines Group Inc.	7,987,751	169,420
	Toll Brothers Inc.	2,910,529	168,258
	Wyndham Hotels & Resorts Inc.	2,325,713	168,126
*	Skechers USA Inc. Class A	3,339,592	166,412
	Leggett & Platt Inc.	3,150,355	163,220
*	BJ's Wholesale Club Holdings Inc.	3,416,387	162,552
*	Fox Factory Holding Corp.	1,044,157	162,534
	Hanesbrands Inc.	8,689,135	162,226
*	AutoNation Inc.	1,701,927	161,360
*	Marriott Vacations Worldwide Corp.	1,009,335	160,787
	Interpublic Group of Cos. Inc.	4,897,283	159,113
	Texas Roadhouse Inc. Class A	1,650,024	158,732
*	Vail Resorts Inc.	501,195	158,638
	Foot Locker Inc.	2,571,736	158,496
*,1	GameStop Corp. Class A	739,810	158,423
*	Planet Fitness Inc. Class A	2,072,157	155,930
	New York Times Co. Class A	3,535,355	153,965
*	Terminix Global Holdings Inc.	3,199,778	152,661
	Nexstar Media Group Inc. Class A	1,010,826	149,481
	Thor Industries Inc.	1,308,899	147,906
*	Macy's Inc.	7,759,230	147,115
2

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Dick's Sporting Goods Inc.	1,467,934	147,072
[1]	American Eagle Outfitters Inc.	3,746,681	140,613
*	Helen of Troy Ltd.	608,800	138,879
	Ralph Lauren Corp.	1,141,107	134,434
*	JetBlue Airways Corp.	7,886,883	132,342
	Lear Corp.	749,238	131,326
	AMERCO	219,660	129,468
	Travel + Leisure Co.	2,145,366	127,542
*	Boyd Gaming Corp.	1,953,027	120,092
*	Goodyear Tire & Rubber Co.	6,949,123	119,177
*	Penn National Gaming Inc.	1,546,788	118,314
	Aramark	3,171,562	118,141
	Qurate Retail Inc. Class A	8,969,829	117,415
	Wingstop Inc.	740,230	116,682
*,1	Luminar Technologies Inc. Class A	5,174,649	113,584
*	Sonos Inc.	3,099,344	109,190
	Carter's Inc.	1,039,905	107,287
	Choice Hotels International Inc.	898,378	106,781
*	frontdoor Inc.	2,131,486	106,191
	H&R Block Inc.	4,516,014	106,036
*	Ollie's Bargain Outlet Holdings Inc.	1,249,694	105,137
*	Grand Canyon Education Inc.	1,153,371	103,769
*,1	National Vision Holdings Inc.	2,024,539	103,515
	Wendy's Co.	4,409,483	103,270
	TEGNA Inc.	5,503,214	103,240
*	Nordstrom Inc.	2,768,469	101,243
*	Callaway Golf Co.	2,986,517	100,735
*	Signet Jewelers Ltd.	1,239,032	100,101
*	TripAdvisor Inc.	2,470,222	99,550
*	Sabre Corp.	7,953,159	99,255
*	Under Armour Inc. Class A	4,682,293	99,031
*	Shake Shack Inc. Class A	923,829	98,868
*	Stitch Fix Inc. Class A	1,610,950	97,140
*	Avis Budget Group Inc.	1,217,795	94,854
*	Overstock.com Inc.	1,016,908	93,759
*	Cardlytics Inc.	735,960	93,415
*	Under Armour Inc. Class C	4,966,399	92,226
*	LGI Homes Inc.	557,853	90,339
	KB Home	2,176,490	88,627
*	Hilton Grand Vacations Inc.	2,127,636	88,063
	Cracker Barrel Old Country Store Inc.	590,367	87,646
*	Stamps.com Inc.	433,349	86,795
	Dana Inc.	3,608,618	85,741
	Murphy USA Inc.	636,441	84,882
*	Visteon Corp.	696,206	84,199
*	Meritage Homes Corp.	894,452	84,150
*	Bed Bath & Beyond Inc.	2,522,748	83,982
	Rent-A-Center Inc.	1,567,724	83,199
*	Asbury Automotive Group Inc.	481,344	82,488
*	Spirit Airlines Inc.	2,699,157	82,162
	Columbia Sportswear Co.	826,567	81,301
	Steven Madden Ltd.	1,852,987	81,087
	PROG Holdings Inc.	1,683,961	81,049
	Papa John's International Inc.	773,038	80,736
*	Taylor Morrison Home Corp. Class A	3,047,021	80,502
*	Madison Square Garden Sports Corp.	462,739	79,855
	LCI Industries	597,302	78,497
*	Six Flags Entertainment Corp.	1,804,909	78,116
*	Leslie's Inc.	2,804,033	77,083
*	Hyatt Hotels Corp. Class A	972,098	75,474
*,1	2U Inc.	1,760,945	73,379
3

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Kontoor Brands Inc.	1,291,390	72,847
*	Allegiant Travel Co.	375,342	72,816
*	Abercrombie & Fitch Co. Class A	1,541,002	71,549
*	Coty Inc. Class A	7,625,893	71,226
	MDC Holdings Inc.	1,397,518	70,714
*	Brinker International Inc.	1,139,614	70,485
*,1	Fisker Inc.	3,651,791	70,407
*	Dorman Products Inc.	678,637	70,354
	Wolverine World Wide Inc.	2,062,644	69,387
	Herman Miller Inc.	1,465,980	69,106
*	Red Rock Resorts Inc. Class A	1,588,801	67,524
*	Academy Sports & Outdoors Inc.	1,635,193	67,435
	Group 1 Automotive Inc.	430,007	66,406
*	iRobot Corp.	699,915	65,365
	World Wrestling Entertainment Inc. Class A	1,126,588	65,218
*	SeaWorld Entertainment Inc.	1,280,952	63,971
*	Sleep Number Corp.	578,635	63,621
*	Cheesecake Factory Inc.	1,173,560	63,584
	John Wiley & Sons Inc. Class A	1,048,324	63,088
*	Tri Pointe Homes Inc.	2,943,708	63,084
*	Sally Beauty Holdings Inc.	2,813,421	62,092
*	Revolve Group Inc. Class A	890,805	61,376
	Penske Automotive Group Inc.	805,143	60,780
*	Urban Outfitters Inc.	1,467,932	60,508
	Graham Holdings Co. Class B	95,269	60,391
*,1	Coursera Inc.	1,521,231	60,180
*	Bloomin' Brands Inc.	2,210,412	59,991
*	ODP Corp.	1,226,454	58,882
*	Selectquote Inc.	3,049,946	58,742
	Jack in the Box Inc.	524,980	58,504
*	Gentherm Inc.	822,361	58,429
	Big Lots Inc.	874,061	57,697
*	Cinemark Holdings Inc.	2,527,024	55,468
	Levi Strauss & Co. Class A	1,968,421	54,565
*	KAR Auction Services Inc.	3,103,542	54,467
*	SkyWest Inc.	1,251,080	53,884
	PriceSmart Inc.	573,422	52,187
	Monro Inc.	789,648	50,151
*	Lions Gate Entertainment Corp. Class B	2,682,368	49,087
*	Central Garden & Pet Co. Class A	1,005,432	48,562
	Rush Enterprises Inc. Class A	1,111,646	48,068
*	WW International Inc.	1,297,186	46,880
	Strategic Education Inc.	612,824	46,611
*	AMC Networks Inc. Class A	689,059	46,029
*	Knowles Corp.	2,310,051	45,600
	HNI Corp.	1,027,065	45,160
*,1	Petco Health & Wellness Co. Inc. Class A	1,973,588	44,228
*	Dave & Buster's Entertainment Inc.	1,071,145	43,489
	La-Z-Boy Inc.	1,155,883	42,814
	Camping World Holdings Inc. Class A	1,025,890	42,051
*	Meredith Corp.	961,193	41,754
*	Adtalem Global Education Inc.	1,167,978	41,627
	Acushnet Holdings Corp.	826,674	40,838
	Sinclair Broadcast Group Inc. Class A	1,219,340	40,507
	Oxford Industries Inc.	400,216	39,557
	Sturm Ruger & Co. Inc.	438,884	39,491
*	Tenneco Inc. Class A	2,037,210	39,359
*	Madison Square Garden Entertainment Corp.	462,295	38,819
*	Laureate Education Inc. Class A	2,582,856	37,477
	Buckle Inc.	743,318	36,980
*	Dine Brands Global Inc.	407,499	36,369
4

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Canoo Inc.	3,540,775	35,195
*	GoPro Inc. Class A	2,962,519	34,513
*	iHeartMedia Inc. Class A	1,253,808	33,765
*	G-III Apparel Group Ltd.	1,022,961	33,615
*	Vista Outdoor Inc.	717,123	33,188
	Knoll Inc.	1,269,465	32,993
*	Stride Inc.	985,026	31,649
*,1	Lordstown Motors Corp.	2,851,584	31,539
	Inter Parfums Inc.	434,485	31,283
*	elf Beauty Inc.	1,150,489	31,224
*	RealReal Inc.	1,577,906	31,179
*	Lions Gate Entertainment Corp. Class A	1,503,159	31,115
	Steelcase Inc. Class A	2,012,693	30,412
*	At Home Group Inc.	815,333	30,037
*	Hawaiian Holdings Inc.	1,207,201	29,420
	EW Scripps Co. Class A	1,410,302	28,756
*,1	Figs Inc. Class A	573,741	28,744
[1]	Dillard's Inc. Class A	155,422	28,113
*	American Axle & Manufacturing Holdings Inc.	2,707,438	28,022
	Aaron's Co. Inc.	851,853	27,251
	Matthews International Corp. Class A	755,941	27,184
*	BJ's Restaurants Inc.	551,075	27,080
*	Zumiez Inc.	544,477	26,674
*	Liberty Media Corp.-Liberty Formula One Class A	614,233	26,185
*	Driven Brands Holdings Inc.	835,705	25,840
	Guess? Inc.	968,794	25,576
*	Designer Brands Inc. Class A	1,534,349	25,394
*,1	ContextLogic Inc. Class A	1,890,512	24,898
*	Cavco Industries Inc.	109,546	24,340
*	Angi Inc. Class A	1,749,335	23,651
*	Clear Channel Outdoor Holdings Inc.	8,818,311	23,280
*	Cars.com Inc.	1,621,168	23,231
	Sonic Automotive Inc. Class A	517,373	23,147
*,1	XL Fleet Corp.	2,768,060	23,058
*,1	Corsair Gaming Inc.	686,384	22,850
	Interface Inc. Class A	1,471,301	22,511
	Smith & Wesson Brands Inc.	630,526	21,879
*	Quotient Technology Inc.	1,865,821	20,170
*	Latham Group Inc.	598,716	19,135
*,1	Poshmark Inc. Class A	343,425	16,395
*	Children's Place Inc.	174,354	16,225
*	Sun Country Airlines Holdings Inc.	429,610	15,900
*,1	Cricut Inc. Class A	369,127	15,725
	Scholastic Corp.	402,313	15,244
*	Vizio Holding Corp. Class A	526,816	14,229
*	Frontier Group Holdings Inc.	803,894	13,698
	Caleres Inc.	454,534	12,404
*	Central Garden & Pet Co.	227,236	12,028
*	MSG Networks Inc. Class A	805,228	11,740
*	ACV Auctions Inc. Class A	452,553	11,599
*	Genesco Inc.	178,373	11,359
*,1	Dream Finders Homes Inc. Class A	446,369	10,905
*,1	ThredUp Inc. Class A	353,760	10,287
*	El Pollo Loco Holdings Inc.	458,495	8,386
	Global Industrial Co.	219,555	8,060
*	Lands' End Inc.	183,100	7,516
	Rush Enterprises Inc. Class B	171,332	6,535
*	American Public Education Inc.	216,702	6,141
*,1	Revlon Inc. Class A	202,936	2,606
*	Mister Car Wash Inc.	54,977	1,184
*	Integral Ad Science Holding Corp.	27,582	568
5

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Caesars Entertainment Inc.	1,172	122
*,1	AMC Entertainment Holdings Inc. Class A	144	8
			21,763,337
Consumer Staples (3.13%)
*	Darling Ingredients Inc.	4,062,191	274,198
	Bunge Ltd.	3,344,950	261,408
*,1	Boston Beer Co. Inc. Class A	226,508	231,219
*,1	Beyond Meat Inc.	1,334,589	210,184
*	US Foods Holding Corp.	4,971,548	190,709
	Casey's General Stores Inc.	919,376	178,947
*	Freshpet Inc.	1,022,749	166,667
*	Performance Food Group Co.	3,330,303	161,486
*	Post Holdings Inc.	1,423,695	154,428
	Ingredion Inc.	1,583,873	143,341
*	Herbalife Nutrition Ltd.	2,643,813	139,408
*	Molson Coors Beverage Co. Class B	2,247,059	120,645
	Flowers Foods Inc.	4,742,240	114,762
	Sanderson Farms Inc.	499,800	93,947
	Lancaster Colony Corp.	479,623	92,812
	WD-40 Co.	340,950	87,382
	Spectrum Brands Holdings Inc.	1,007,715	85,696
*	Hain Celestial Group Inc.	2,109,434	84,631
	Medifast Inc.	278,235	78,735
*	Simply Good Foods Co.	2,142,726	78,231
*	Grocery Outlet Holding Corp.	2,142,004	74,242
	Energizer Holdings Inc.	1,700,778	73,100
*	Sprouts Farmers Market Inc.	2,936,820	72,980
	Nu Skin Enterprises Inc. Class A	1,244,510	70,502
*	TreeHouse Foods Inc.	1,401,849	62,410
	J & J Snack Foods Corp.	354,366	61,805
	Edgewell Personal Care Co.	1,352,704	59,384
*	Celsius Holdings Inc.	728,431	55,426
[1]	B&G Foods Inc.	1,615,020	52,973
*	United Natural Foods Inc.	1,402,172	51,852
	Core-Mark Holding Co. Inc.	1,125,315	50,651
*	Hostess Brands Inc. Class A	3,113,489	50,407
	Coca-Cola Consolidated Inc.	115,714	46,532
	Vector Group Ltd.	3,273,836	46,292
	Reynolds Consumer Products Inc.	1,307,557	39,684
	Cal-Maine Foods Inc.	990,594	35,869
	Utz Brands Inc.	1,615,502	35,202
*,1	Hydrofarm Holdings Group Inc.	595,470	35,198
*	Beauty Health Co.	2,023,965	34,003
	Universal Corp.	585,746	33,370
*	USANA Health Sciences Inc.	302,369	30,972
*	BellRing Brands Inc. Class A	984,247	30,846
	Fresh Del Monte Produce Inc.	894,621	29,415
	National Beverage Corp.	581,409	27,460
*	Pilgrim's Pride Corp.	1,213,425	26,914
*,1	AppHarvest Inc.	1,498,386	23,974
	Andersons Inc.	744,584	22,732
	Seaboard Corp.	5,805	22,458
*	Rite Aid Corp.	1,305,005	21,272
	Weis Markets Inc.	406,046	20,976
	ACCO Brands Corp.	2,258,676	19,492
[1]	Tootsie Roll Industries Inc.	397,752	13,488
*,1	Honest Co. Inc.	674,392	10,918
*	Duckhorn Portfolio Inc.	430,502	9,497
6

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Vital Farms Inc.	444,272	8,868
*	ESC Co.	639,465	—
			4,310,000
Energy (4.26%)
	Diamondback Energy Inc.	4,505,533	423,024
*	Enphase Energy Inc.	1,520,262	279,166
	Marathon Oil Corp.	19,612,998	267,129
	Targa Resources Corp.	5,691,790	253,000
	Texas Pacific Land Corp.	154,491	247,145
	Devon Energy Corp.	8,425,440	245,939
*	First Solar Inc.	2,382,335	215,625
	Ovintiv Inc.	6,498,677	204,513
	APA Corp.	9,408,824	203,513
	Cimarex Energy Co.	2,558,934	185,395
	Cabot Oil & Gas Corp.	9,952,361	173,768
*	EQT Corp.	6,946,733	154,634
*	NOV Inc.	9,714,595	148,828
*	ChampionX Corp.	5,009,661	128,498
	Chesapeake Energy Corp.	2,436,768	126,517
	HollyFrontier Corp.	3,639,013	119,724
	PDC Energy Inc.	2,418,701	110,752
*,1	Stem Inc.	2,814,710	101,358
*	Range Resources Corp.	5,817,345	97,499
*	Antero Resources Corp.	6,390,408	96,048
*,1	Southwestern Energy Co.	16,849,446	95,536
	Matador Resources Co.	2,615,226	94,174
*	Denbury Inc.	1,181,714	90,732
	Equitrans Midstream Corp.	10,213,231	86,915
	Murphy Oil Corp.	3,655,050	85,090
	Antero Midstream Corp.	7,721,572	80,227
	Helmerich & Payne Inc.	2,411,794	78,697
*	Shoals Technologies Group Inc. Class A	2,210,925	78,488
	New Fortress Energy Inc. Class A	2,057,337	77,932
	Arcosa Inc.	1,197,255	70,327
*	Renewable Energy Group Inc.	1,126,563	70,230
	Continental Resources Inc.	1,828,420	69,535
*	FuelCell Energy Inc.	7,625,882	67,870
*,1	Transocean Ltd.	14,604,878	66,014
*	CNX Resources Corp.	4,656,408	63,607
*,1	SunPower Corp.	2,147,154	62,740
*,1	California Resources Corp.	1,866,433	56,254
*,1	ChargePoint Holdings Inc.	1,557,198	54,097
*	Magnolia Oil & Gas Corp. Class A	3,280,737	51,278
	Cactus Inc. Class A	1,353,304	49,693
*	Array Technologies Inc.	3,162,565	49,336
	World Fuel Services Corp.	1,493,943	47,403
	Core Laboratories NV	1,149,991	44,792
	Patterson-UTI Energy Inc.	4,480,511	44,536
*	Oceaneering International Inc.	2,485,907	38,706
*	PBF Energy Inc. Class A	2,392,229	36,601
	SM Energy Co.	1,465,635	36,099
*	Liberty Oilfield Services Inc. Class A	2,542,260	35,998
	Delek US Holdings Inc.	1,657,310	35,831
	Archrock Inc.	3,843,051	34,242
*	Dril-Quip Inc.	882,970	29,871
*	NOW Inc.	2,751,872	26,115
	Warrior Met Coal Inc.	1,287,511	22,145
*	Ameresco Inc. Class A	350,146	21,961
*	Arch Resources Inc.	362,396	20,649
*	Helix Energy Solutions Group Inc.	3,592,198	20,511
*	NexTier Oilfield Solutions Inc.	4,308,442	20,508
7

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	ProPetro Holding Corp.	2,162,249	19,806
*	MRC Global Inc.	1,957,103	18,397
	CVR Energy Inc.	753,122	13,526
*	RPC Inc.	1,624,621	8,042
*	Denbury Inc. Warrants Exp. 09/18/2023	2	—
			5,856,586
Financials (13.62%)
	Signature Bank	1,433,846	352,224
	Apollo Global Management Inc.	5,205,052	323,754
	Brown & Brown Inc.	5,962,465	316,845
	Invesco Ltd.	10,339,327	276,370
	LPL Financial Holdings Inc.	1,890,729	255,211
	East West Bancorp Inc.	3,531,727	253,189
	Comerica Inc.	3,476,817	248,036
	Ares Management Corp. Class A	3,837,954	244,055
	First Horizon Corp.	13,754,589	237,679
	Assurant Inc.	1,507,690	235,471
	Carlyle Group Inc.	4,854,403	225,633
	American Financial Group Inc.	1,800,946	224,614
	Zions Bancorp NA	4,077,786	215,552
	Western Alliance Bancorp	2,318,495	215,272
*	Athene Holding Ltd. Class A	3,103,702	209,500
	Commerce Bancshares Inc.	2,621,977	195,495
	Reinsurance Group of America Inc.	1,692,611	192,958
	Voya Financial Inc.	3,017,888	185,600
	RenaissanceRe Holdings Ltd.	1,235,337	183,843
	People's United Financial Inc.	10,644,076	182,439
	Old Republic International Corp.	7,209,352	179,585
	Starwood Property Trust Inc.	6,784,982	177,563
[1]	SLM Corp.	8,041,240	168,384
	Janus Henderson Group plc	4,288,499	166,437
	First Financial Bankshares Inc.	3,365,263	165,335
	First American Financial Corp.	2,595,310	161,818
	Stifel Financial Corp.	2,484,625	161,153
	Cullen/Frost Bankers Inc.	1,423,015	159,378
	Pinnacle Financial Partners Inc.	1,799,502	158,878
	Prosperity Bancshares Inc.	2,198,204	157,831
	Jefferies Financial Group Inc.	4,613,145	157,770
	Synovus Financial Corp.	3,512,361	154,122
	Affiliated Managers Group Inc.	985,184	151,925
	Morningstar Inc.	588,147	151,218
	Primerica Inc.	981,361	150,286
	South State Corp.	1,769,702	144,691
	Lincoln National Corp.	2,251,306	141,472
	Popular Inc.	1,865,765	140,026
	Valley National Bancorp	10,093,690	135,558
	Glacier Bancorp Inc.	2,377,226	130,938
	OneMain Holdings Inc.	2,177,077	130,429
	Unum Group	4,575,126	129,934
	Bank OZK	3,050,046	128,590
	CIT Group Inc.	2,465,295	127,185
	Erie Indemnity Co. Class A	632,135	122,223
	Evercore Inc. Class A	866,883	122,031
	Selective Insurance Group Inc.	1,492,946	121,153
	Lazard Ltd. Class A	2,666,378	120,654
	Webster Financial Corp.	2,251,565	120,098
	Essent Group Ltd.	2,669,017	119,972
	PacWest Bancorp	2,907,987	119,693
	New York Community Bancorp Inc.	10,788,029	118,884
	First Citizens BancShares Inc. Class A	142,674	118,810
	Sterling Bancorp	4,792,074	118,796
8

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	United Bankshares Inc.	3,214,231	117,319
	New Residential Investment Corp.	11,022,281	116,726
*	Open Lending Corp. Class A	2,668,555	114,988
	MGIC Investment Corp.	8,442,571	114,819
	Kemper Corp.	1,526,707	112,824
	RLI Corp.	1,067,827	111,684
	Blackstone Mortgage Trust Inc. Class A	3,471,424	110,704
	AGNC Investment Corp.	6,532,830	110,339
*	Alleghany Corp.	164,779	109,919
	Hanover Insurance Group Inc.	803,926	109,045
	Wintrust Financial Corp.	1,417,691	107,220
	UMB Financial Corp.	1,145,369	106,588
	Radian Group Inc.	4,758,200	105,870
	Houlihan Lokey Inc. Class A	1,279,587	104,657
*,1	Credit Acceptance Corp.	228,917	103,953
*	Trupanion Inc.	897,634	103,318
	Community Bank System Inc.	1,338,007	101,220
	Umpqua Holdings Corp.	5,481,085	101,126
	Pacific Premier Bancorp Inc.	2,352,155	99,473
	SEI Investments Co.	1,600,758	99,199
	BankUnited Inc.	2,316,918	98,909
	FNB Corp.	7,933,256	97,817
*	Brighthouse Financial Inc.	2,133,144	97,143
	Hancock Whitney Corp.	2,158,200	95,910
	Axis Capital Holdings Ltd.	1,896,638	92,954
*,1	Lemonade Inc.	840,541	91,964
	First Hawaiian Inc.	3,239,792	91,816
	Home BancShares Inc.	3,683,978	90,921
	Kinsale Capital Group Inc.	539,829	88,948
	Moelis & Co. Class A	1,526,647	86,851
	Chimera Investment Corp.	5,724,886	86,217
	Eastern Bankshares Inc.	4,180,888	86,001
	Bank of Hawaii Corp.	1,007,158	84,823
	Assured Guaranty Ltd.	1,782,329	84,625
	White Mountains Insurance Group Ltd.	73,421	84,290
	Ameris Bancorp	1,645,822	83,328
	ServisFirst Bancshares Inc.	1,215,139	82,605
	Navient Corp.	4,238,687	81,934
*	Texas Capital Bancshares Inc.	1,259,096	79,940
	Federated Hermes Inc. Class B	2,329,230	78,984
	Investors Bancorp Inc.	5,538,602	78,980
	Artisan Partners Asset Management Inc. Class A	1,532,690	77,891
*	Enstar Group Ltd.	323,599	77,314
	CNO Financial Group Inc.	3,267,037	77,167
	Simmons First National Corp. Class A	2,554,737	74,956
	Walker & Dunlop Inc.	710,906	74,204
	FirstCash Inc.	969,454	74,105
	Cathay General Bancorp	1,877,599	73,902
	Associated Banc-Corp	3,606,962	73,871
*	Cannae Holdings Inc.	2,165,434	73,430
	Atlantic Union Bankshares Corp.	1,975,167	71,541
	BancorpSouth Bank	2,472,362	70,042
	Hamilton Lane Inc. Class A	767,202	69,907
	Old National Bancorp	3,935,716	69,308
	American Equity Investment Life Holding Co.	2,136,038	69,037
	United Community Banks Inc.	2,154,084	68,952
	Columbia Banking System Inc.	1,782,660	68,739
	Independent Bank Group Inc.	911,470	67,431
	CVB Financial Corp.	3,201,390	65,917
	Virtu Financial Inc. Class A	2,382,359	65,825
	Fulton Financial Corp.	4,078,956	64,366
9

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	First Bancorp	5,362,567	63,922
	Cadence Bancorp Class A	2,945,380	61,500
	International Bancshares Corp.	1,415,087	60,764
	BOK Financial Corp.	691,192	59,857
*	LendingTree Inc.	281,890	59,727
	Independent Bank Corp. (Massachusetts)	779,203	58,830
*	Axos Financial Inc.	1,257,101	58,317
*	Focus Financial Partners Inc. Class A	1,190,794	57,753
	Washington Federal Inc.	1,798,714	57,163
	First Merchants Corp.	1,356,009	56,505
	WesBanco Inc.	1,583,227	56,410
	First Midwest Bancorp Inc.	2,836,207	56,242
	Hilltop Holdings Inc.	1,542,247	56,138
	Piper Sandler Cos.	433,022	56,102
	Apollo Commercial Real Estate Finance Inc.	3,501,880	55,855
	Flagstar Bancorp Inc.	1,317,549	55,693
	Santander Consumer USA Holdings Inc.	1,525,177	55,394
	WSFS Financial Corp.	1,181,259	55,035
	First Financial Bancorp	2,290,966	54,136
	Renasant Corp.	1,338,151	53,526
	Goosehead Insurance Inc. Class A	413,467	52,634
	Two Harbors Investment Corp.	6,803,549	51,435
	PennyMac Mortgage Investment Trust	2,429,861	51,173
	PennyMac Financial Services Inc.	828,955	51,163
	Virtus Investment Partners Inc.	181,285	50,356
	MFA Financial Inc.	10,945,443	50,240
	Cohen & Steers Inc.	600,004	49,254
*	Genworth Financial Inc. Class A	12,622,764	49,229
	Towne Bank	1,615,945	49,157
*	Upstart Holdings Inc.	383,294	47,873
	BGC Partners Inc. Class A	8,409,647	47,683
	Great Western Bancorp Inc.	1,374,786	45,079
	Mercury General Corp.	691,761	44,930
	Eagle Bancorp Inc.	798,405	44,775
	Banner Corp.	817,962	44,342
	Trustmark Corp.	1,432,442	44,119
	Park National Corp.	368,114	43,224
	Argo Group International Holdings Ltd.	826,011	42,812
	Hope Bancorp Inc.	2,942,082	41,719
*	PRA Group Inc.	1,081,373	41,600
	Northwest Bancshares Inc.	3,045,135	41,536
	First Interstate BancSystem Inc. Class A	980,341	41,008
	Provident Financial Services Inc.	1,755,621	40,186
	Capitol Federal Financial Inc.	3,314,386	39,043
	Horace Mann Educators Corp.	1,036,748	38,795
	BancFirst Corp.	610,900	38,138
	NBT Bancorp Inc.	1,036,428	37,280
	Westamerica Bancorp	639,380	37,103
*	Encore Capital Group Inc.	769,793	36,480
[1]	iStar Inc.	1,743,926	36,152
*	SiriusPoint Ltd.	3,407,675	34,315
	Redwood Trust Inc.	2,821,677	34,058
	First Commonwealth Financial Corp.	2,417,660	34,016
*,1	Riot Blockchain Inc.	888,202	33,459
	Broadmark Realty Capital Inc.	3,158,002	33,443
	Berkshire Hills Bancorp Inc.	1,213,980	33,275
	Ladder Capital Corp.	2,858,108	32,983
	StepStone Group Inc. Class A	954,279	32,827
*	Silvergate Capital Corp. Class A	283,343	32,108
	ProAssurance Corp.	1,347,194	30,649
	S&T Bancorp Inc.	978,454	30,626
10

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Boston Private Financial Holdings Inc.	2,063,188	30,432
	American National Group Inc.	201,732	29,967
	Employers Holdings Inc.	677,772	29,009
	OFG Bancorp	1,298,055	28,713
	TFS Financial Corp.	1,400,458	28,429
	City Holding Co.	376,029	28,292
	Brookline Bancorp Inc.	1,867,060	27,913
	Safety Insurance Group Inc.	355,808	27,853
[1]	Invesco Mortgage Capital Inc.	7,099,070	27,686
	National Bank Holdings Corp. Class A	733,378	27,678
	Nelnet Inc. Class A	339,553	25,545
	Tompkins Financial Corp.	319,512	24,781
*	Oscar Health Inc. Class A	1,074,128	23,094
*	Palomar Holdings Inc.	303,021	22,866
	Heartland Financial USA Inc.	469,378	22,056
*	LendingClub Corp.	1,211,886	21,971
*,1	MetroMile Inc.	2,358,383	21,579
	Kearny Financial Corp.	1,788,821	21,376
	KKR Real Estate Finance Trust Inc.	979,345	21,183
	ARMOUR Residential REIT Inc.	1,761,678	20,118
*	Blucora Inc.	1,150,688	19,918
	BrightSpire Capital Inc.	2,108,304	19,818
	WisdomTree Investments Inc.	3,178,900	19,709
	PJT Partners Inc. Class A	273,786	19,543
	TPG RE Finance Trust Inc.	1,445,167	19,437
*,1	Root Inc. Class A	1,723,257	18,646
*	Columbia Financial Inc.	1,069,969	18,425
*	eHealth Inc.	308,639	18,025
*	Ambac Financial Group Inc.	1,148,309	17,983
*	World Acceptance Corp.	110,213	17,661
	Central Pacific Financial Corp.	672,020	17,513
	Northfield Bancorp Inc.	1,065,640	17,476
	National Western Life Group Inc. Class A	77,402	17,368
*,1	Romeo Power Inc.	2,117,825	17,239
*	GoHealth Inc. Class A	1,487,101	16,670
	United Fire Group Inc.	597,391	16,566
	Capstead Mortgage Corp.	2,233,469	13,713
*	AssetMark Financial Holdings Inc.	454,832	11,398
	Granite Point Mortgage Trust Inc.	695,318	10,256
	GCM Grosvenor Inc. Class A	845,600	8,811
	State Auto Financial Corp.	445,503	7,627
	Associated Capital Group Inc. Class A	47,292	1,838
[1]	loanDepot Inc. Class A	75,012	964
*,2	Frontier Financial Corp.	1	—
			18,736,707
Health Care (14.15%)
*	Charles River Laboratories International Inc.	1,251,206	462,846
*	Avantor Inc.	12,317,881	437,408
	Bio-Techne Corp.	968,271	435,974
	PerkinElmer Inc.	2,790,564	430,891
*,1	Novavax Inc.	1,844,526	391,611
*	Molina Healthcare Inc.	1,453,789	367,896
*	Masimo Corp.	1,232,476	298,814
*	Guardant Health Inc.	2,391,570	297,009
*	Intellia Therapeutics Inc.	1,619,681	262,243
*	Repligen Corp.	1,298,668	259,240
*	Jazz Pharmaceuticals plc	1,435,251	254,958
*	Novocure Ltd.	1,094,158	242,706
*	Penumbra Inc.	862,902	236,487
*	Syneos Health Inc.	2,584,725	231,307
*	Catalent Inc.	2,119,675	229,179
11

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Neurocrine Biosciences Inc.	2,352,928	228,987
*	Natera Inc.	1,969,617	223,611
*	Bridgebio Pharma Inc.	3,345,095	203,917
*	Arrowhead Pharmaceuticals Inc.	2,460,894	203,811
*	Amedisys Inc.	810,848	198,601
	Encompass Health Corp.	2,478,489	193,397
*	Organon & Co.	6,303,875	190,755
	Chemed Corp.	397,028	188,390
	Hill-Rom Holdings Inc.	1,654,475	187,932
	Bruker Corp.	2,451,657	186,277
*	Mirati Therapeutics Inc.	1,152,836	186,218
*	United Therapeutics Corp.	994,587	178,439
*	Tenet Healthcare Corp.	2,658,694	178,106
*	STAAR Surgical Co.	1,167,466	178,039
*	Envista Holdings Corp.	4,002,887	172,965
*	Fate Therapeutics Inc.	1,989,753	172,691
*	Acceleron Pharma Inc.	1,360,094	170,678
*	Bio-Rad Laboratories Inc. Class A	261,310	168,359
*	HealthEquity Inc.	2,075,698	167,052
*	Pacific Biosciences of California Inc.	4,691,592	164,065
*	Omnicell Inc.	1,075,282	162,851
*	Halozyme Therapeutics Inc.	3,543,161	160,895
*,1	Invitae Corp.	4,725,525	159,392
*	Denali Therapeutics Inc.	1,961,349	153,848
	Perrigo Co. plc	3,323,321	152,374
*	LHC Group Inc.	748,360	149,867
*	Globus Medical Inc. Class A	1,931,926	149,782
*	Shockwave Medical Inc.	783,345	148,624
*	Sarepta Therapeutics Inc.	1,887,060	146,700
*	Twist Bioscience Corp.	1,095,609	145,990
*	Tandem Diabetes Care Inc.	1,481,259	144,275
*	Ultragenyx Pharmaceutical Inc.	1,511,346	144,107
*	Exelixis Inc.	7,802,021	142,153
*	Acadia Healthcare Co. Inc.	2,232,899	140,114
*	Nevro Corp.	822,363	136,340
*	Ionis Pharmaceuticals Inc.	3,331,452	132,892
*	Blueprint Medicines Corp.	1,452,082	127,725
*	Medpace Holdings Inc.	715,899	126,449
*	NeoGenomics Inc.	2,788,630	125,962
*	Inspire Medical Systems Inc.	643,499	124,363
*	TG Therapeutics Inc.	3,168,044	122,888
*	Neogen Corp.	2,662,099	122,563
*	Integra LifeSciences Holdings Corp.	1,787,479	121,978
*	Adaptive Biotechnologies Corp.	2,968,417	121,290
*,1	Beam Therapeutics Inc.	934,702	120,305
*	CareDx Inc.	1,294,759	118,496
*	Quidel Corp.	900,044	115,314
	Select Medical Holdings Corp.	2,685,672	113,497
	Ensign Group Inc.	1,299,376	112,617
*	ICU Medical Inc.	501,743	103,259
*	Arena Pharmaceuticals Inc.	1,511,941	103,114
*	Apellis Pharmaceuticals Inc.	1,602,707	101,291
	Premier Inc. Class A	2,887,871	100,469
	CONMED Corp.	724,161	99,521
*	Alkermes plc	3,995,448	97,968
*,1	Privia Health Group Inc.	2,193,496	97,325
*	Editas Medicine Inc. Class A	1,691,379	95,800
*	Maravai LifeSciences Holdings Inc. Class A	2,275,248	94,946
*	Reata Pharmaceuticals Inc. Class A	664,083	93,988
*	Glaukos Corp.	1,094,368	92,835
*	NuVasive Inc.	1,285,694	87,144
12

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Merit Medical Systems Inc.	1,324,350	85,632
*	AtriCure Inc.	1,078,993	85,597
*	Haemonetics Corp.	1,269,201	84,580
*	Agios Pharmaceuticals Inc.	1,532,835	84,475
*	Progyny Inc.	1,431,675	84,469
*	Iovance Biotherapeutics Inc.	3,235,028	84,175
*	Insmed Inc.	2,858,635	81,357
*	Allakos Inc.	932,847	79,637
*	1Life Healthcare Inc.	2,394,600	79,165
*,1	Multiplan Corp.	8,304,476	79,059
*	Nektar Therapeutics	4,533,990	77,803
*	Integer Holdings Corp.	819,682	77,214
*	Vir Biotechnology Inc.	1,618,040	76,501
*	Emergent BioSolutions Inc.	1,200,897	75,645
	Owens & Minor Inc.	1,776,948	75,218
*	Arvinas Inc.	975,629	75,123
*	Sage Therapeutics Inc.	1,310,472	74,448
*	Intra-Cellular Therapies Inc.	1,819,489	74,272
*	PTC Therapeutics Inc.	1,753,593	74,124
*	ACADIA Pharmaceuticals Inc.	2,988,700	72,894
*	R1 RCM Inc.	3,256,403	72,422
*	Turning Point Therapeutics Inc.	916,911	71,537
*	Kodiak Sciences Inc.	765,705	71,211
*	Inari Medical Inc.	741,681	69,184
*	Veracyte Inc.	1,674,655	66,953
*	Pacira BioSciences Inc.	1,095,542	66,477
	Patterson Cos. Inc.	2,165,146	65,799
*	Prestige Consumer Healthcare Inc.	1,240,223	64,616
*	Amicus Therapeutics Inc.	6,611,581	63,736
*	Accolade Inc.	1,166,681	63,362
*	Inovalon Holdings Inc. Class A	1,840,058	62,709
*	Karuna Therapeutics Inc.	549,051	62,586
*	MEDNAX Inc.	2,039,579	61,493
*	SpringWorks Therapeutics Inc.	731,634	60,294
*	Sotera Health Co.	2,464,025	59,703
	Healthcare Services Group Inc.	1,863,998	58,846
*	Option Care Health Inc.	2,685,793	58,738
*	Corcept Therapeutics Inc.	2,610,408	57,429
*	Myriad Genetics Inc.	1,821,684	55,707
*	Magellan Health Inc.	585,096	55,116
*	FibroGen Inc.	2,062,662	54,929
*	Surgery Partners Inc.	822,226	54,777
*	Global Blood Therapeutics Inc.	1,550,706	54,306
*	Outset Medical Inc.	1,086,364	54,296
*	Bluebird Bio Inc.	1,680,567	53,745
*,1	American Well Corp. Class A	4,158,555	52,315
*	Health Catalyst Inc.	939,712	52,163
*	Berkeley Lights Inc.	1,163,378	52,131
*	Ligand Pharmaceuticals Inc.	394,176	51,712
*,1	Butterfly Network Inc.	3,489,723	50,531
*	Xencor Inc.	1,452,502	50,097
*	AdaptHealth Corp. Class A	1,770,825	48,538
*	Axsome Therapeutics Inc.	702,749	47,407
*,1	REVOLUTION Medicines Inc.	1,464,073	46,470
*	Relay Therapeutics Inc.	1,265,546	46,306
*	iRhythm Technologies Inc.	692,921	45,975
*	Allogene Therapeutics Inc.	1,757,927	45,847
*	Zentalis Pharmaceuticals Inc.	828,683	44,086
*	Ironwood Pharmaceuticals Inc. Class A	3,423,997	44,067
*	Ortho Clinical Diagnostics Holdings plc	2,047,053	43,827
*	Avanos Medical Inc.	1,198,350	43,584
13

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Luminex Corp.	1,118,504	41,161
*	Evolent Health Inc. Class A	1,948,510	41,153
*	Heron Therapeutics Inc.	2,528,527	39,243
*	Supernus Pharmaceuticals Inc.	1,257,817	38,728
*,1	OPKO Health Inc.	9,183,983	37,195
*	Deciphera Pharmaceuticals Inc.	1,011,120	37,017
*	Silk Road Medical Inc.	772,583	36,976
*,1	Clover Health Investments Corp.	2,765,888	36,842
*	NanoString Technologies Inc.	563,094	36,483
*	Inogen Inc.	559,214	36,444
*	Brookdale Senior Living Inc.	4,596,749	36,314
*	REGENXBIO Inc.	903,480	35,100
*	Doximity Inc. Class A	579,843	33,747
*	CorVel Corp.	244,455	32,830
*,1	Nuvation Bio Inc.	3,512,735	32,704
*,1	Atea Pharmaceuticals Inc.	1,443,916	31,015
*	Kymera Therapeutics Inc.	614,762	29,816
*,1	Hims & Hers Health Inc.	2,733,418	29,767
*,1	Recursion Pharmaceuticals Inc. Class A	789,111	28,803
*	Madrigal Pharmaceuticals Inc.	289,011	28,153
*	Tivity Health Inc.	1,045,205	27,499
*	Certara Inc.	953,497	27,013
*	Alector Inc.	1,287,064	26,810
*	Varex Imaging Corp.	983,013	26,364
*	Pennant Group Inc.	635,139	25,977
*	LifeStance Health Group Inc.	931,280	25,945
*	Endo International plc	5,506,019	25,768
*	ALX Oncology Holdings Inc.	449,858	24,598
*	Generation Bio Co.	914,218	24,592
*	Rocket Pharmaceuticals Inc.	551,329	24,418
*,1	Cerevel Therapeutics Holdings Inc.	951,076	24,367
*,1	SmileDirectClub Inc. Class A	2,789,330	24,211
*	Meridian Bioscience Inc.	1,082,244	24,004
*	Pulmonx Corp.	539,703	23,812
*	PMV Pharmaceuticals Inc.	670,969	22,920
*,1	Olema Pharmaceuticals Inc.	799,979	22,383
*	NextGen Healthcare Inc.	1,344,065	22,298
*	Kronos Bio Inc.	905,160	21,679
	National HealthCare Corp.	308,734	21,581
*	Radius Health Inc.	1,179,338	21,511
*	Innoviva Inc.	1,551,624	20,807
*	Theravance Biopharma Inc.	1,432,515	20,800
*,1	ImmunityBio Inc.	1,430,403	20,426
*	Eargo Inc.	480,182	19,164
*	Signify Health Inc. Class A	628,806	19,135
*	Vaxcyte Inc.	834,962	18,795
*	Aerie Pharmaceuticals Inc.	1,166,147	18,670
*	Orthofix Medical Inc.	463,842	18,605
*	Agiliti Inc.	809,567	17,705
*	HealthStream Inc.	631,431	17,642
*	ChemoCentryx Inc.	1,310,276	17,545
*	Sangamo Therapeutics Inc.	1,437,230	17,204
*	Epizyme Inc.	2,035,568	16,916
*	Alignment Healthcare Inc.	700,306	16,366
*	Forma Therapeutics Holdings Inc.	646,016	16,079
*	Stoke Therapeutics Inc.	458,342	15,428
*	Atara Biotherapeutics Inc.	987,485	15,355
*	Amneal Pharmaceuticals Inc.	2,985,414	15,285
*,1	Precigen Inc.	2,313,186	15,082
	Phibro Animal Health Corp. Class A	508,754	14,693
*	Phathom Pharmaceuticals Inc.	429,991	14,555
14

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Aveanna Healthcare Holdings Inc.	1,144,402	14,156
*	Praxis Precision Medicines Inc.	764,938	13,983
*,1	Sana Biotechnology Inc.	700,662	13,775
*	Rubius Therapeutics Inc.	555,776	13,566
*	Intercept Pharmaceuticals Inc.	660,601	13,192
*	Allovir Inc.	646,314	12,758
*	Gossamer Bio Inc.	1,522,288	12,361
*	AnaptysBio Inc.	474,871	12,313
*	Zogenix Inc.	698,129	12,064
*	BioAtla Inc.	282,136	11,957
*	Natus Medical Inc.	424,218	11,021
*	Innovage Holding Corp.	505,356	10,769
*	Immunovant Inc.	983,571	10,396
*	Harmony Biosciences Holdings Inc.	351,888	9,934
*,1	Lyell Immunopharma Inc.	604,129	9,811
*	Kiniksa Pharmaceuticals Ltd. Class A	689,256	9,601
*	G1 Therapeutics Inc.	422,440	9,268
*	Instil Bio Inc.	478,655	9,248
*	Nkarta Inc.	288,422	9,140
*,1	Prelude Therapeutics Inc.	308,310	8,827
*,1	Cullinan Oncology Inc.	325,677	8,386
*	Treace Medical Concepts Inc.	261,522	8,175
*,1	Silverback Therapeutics Inc.	259,815	8,026
*	Spectrum Pharmaceuticals Inc.	2,026,885	7,601
*,1	Kinnate Biopharma Inc.	324,257	7,549
*,1	Esperion Therapeutics Inc.	351,023	7,424
*	Singular Genomics Systems Inc.	262,100	7,203
*,1	Clovis Oncology Inc.	1,238,259	7,182
*,1	Seer Inc. Class A	210,299	6,894
*	Design Therapeutics Inc.	344,942	6,861
*	ZIOPHARM Oncology Inc.	2,571,960	6,790
*	NGM Biopharmaceuticals Inc.	287,500	5,670
*	Day One Biopharmaceuticals Inc.	207,079	4,715
*,1	Vor BioPharma Inc.	231,622	4,320
*	Black Diamond Therapeutics Inc.	289,586	3,530
*	Bright Health Group Inc.	164,948	2,831
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,792,706	1,578
*	Horizon Therapeutics plc	1,334	125
*	10X Genomics Inc. Class A	430	84
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
			19,465,167
Industrials (18.37%)
	IDEX Corp.	1,890,302	415,961
*	Bill.com Holdings Inc.	1,967,876	360,476
*	Fair Isaac Corp.	680,579	342,113
*	Howmet Aerospace Inc.	9,731,016	335,428
	Graco Inc.	4,217,330	319,252
	Quanta Services Inc.	3,468,793	314,169
	Allegion plc	2,239,598	311,976
[1]	Lennox International Inc.	846,207	296,849
	Toro Co.	2,678,969	294,365
*	Trex Co. Inc.	2,871,745	293,521
	Booz Allen Hamilton Holding Corp. Class A	3,370,743	287,120
	RPM International Inc.	3,224,202	285,922
	Nordson Corp.	1,301,333	285,656
*	Axon Enterprise Inc.	1,610,008	284,649
	Pentair plc	4,136,647	279,182
	Owens Corning	2,600,002	254,540
	Carlisle Cos. Inc.	1,299,031	248,609
	MKS Instruments Inc.	1,378,076	245,229
	A O Smith Corp.	3,347,513	241,222
15

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Middleby Corp.	1,385,070	239,977
	Robert Half International Inc.	2,667,197	237,301
	Watsco Inc.	819,176	234,809
*	AECOM	3,642,694	230,655
	AptarGroup Inc.	1,635,888	230,398
*	Sensata Technologies Holding plc	3,936,278	228,186
	Sealed Air Corp.	3,782,901	224,137
*	Builders FirstSource Inc.	5,154,533	219,892
*	Berry Global Group Inc.	3,358,842	219,064
*	WEX Inc.	1,113,945	215,994
	Oshkosh Corp.	1,707,548	212,829
	Genpact Ltd.	4,663,626	211,869
	Huntington Ingalls Industries Inc.	1,001,599	211,087
	Donaldson Co. Inc.	3,140,044	199,487
	ITT Inc.	2,143,819	196,352
	AGCO Corp.	1,501,218	195,729
	Lincoln Electric Holdings Inc.	1,481,250	195,095
	Brunswick Corp.	1,939,651	193,228
	Woodward Inc.	1,501,626	184,520
*	Paylocity Holding Corp.	949,115	181,091
*,1	Virgin Galactic Holdings Inc.	3,896,047	179,218
	Cognex Corp.	2,089,135	175,592
*	XPO Logistics Inc.	1,208,356	169,037
*	Euronet Worldwide Inc.	1,248,529	168,988
	Knight-Swift Transportation Holdings Inc. Class A	3,706,844	168,513
*	Axalta Coating Systems Ltd.	5,511,464	168,045
	Sonoco Products Co.	2,504,720	167,566
	EMCOR Group Inc.	1,358,140	167,309
	Acuity Brands Inc.	888,385	166,155
	Tetra Tech Inc.	1,347,125	164,403
*	TopBuild Corp.	822,688	162,711
*	Coherent Inc.	610,649	161,419
	ManpowerGroup Inc.	1,356,937	161,353
*	WillScot Mobile Mini Holdings Corp.	5,646,965	157,381
	MDU Resources Group Inc.	5,008,439	156,965
	Advanced Drainage Systems Inc.	1,336,519	155,798
	Littelfuse Inc.	611,162	155,718
	Louisiana-Pacific Corp.	2,545,885	153,491
	Jack Henry & Associates Inc.	924,328	151,137
	Landstar System Inc.	956,251	151,107
	Eagle Materials Inc.	1,055,345	149,975
*	MasTec Inc.	1,387,787	147,244
	MSA Safety Inc.	876,603	145,148
	Rexnord Corp.	2,829,329	141,580
	BWX Technologies Inc.	2,366,852	137,561
*	Saia Inc.	655,523	137,326
	Vontier Corp.	4,199,602	136,823
	Regal Beloit Corp.	1,011,354	135,026
	Maximus Inc.	1,529,571	134,556
	KBR Inc.	3,519,684	134,276
*	Mohawk Industries Inc.	693,765	133,335
*	Chart Industries Inc.	904,680	132,373
*	Colfax Corp.	2,868,020	131,384
	Flowserve Corp.	3,242,649	130,744
	nVent Electric plc	4,173,164	130,370
*	WESCO International Inc.	1,248,645	128,386
	Graphic Packaging Holding Co.	7,073,422	128,312
	Armstrong World Industries Inc.	1,191,487	127,799
	Hubbell Inc. Class B	676,131	126,328
	Valmont Industries Inc.	528,922	124,852
	Spirit AeroSystems Holdings Inc. Class A	2,624,888	123,868
16

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Alliance Data Systems Corp.	1,176,315	122,560
*	ASGN Inc.	1,257,046	121,845
	Curtiss-Wright Corp.	1,017,948	120,892
	Simpson Manufacturing Co. Inc.	1,080,084	119,285
*	FTI Consulting Inc.	851,336	116,301
	Exponent Inc.	1,297,847	115,781
*	AZEK Co. Inc. Class A	2,697,318	114,528
	Crane Co.	1,235,823	114,153
*	AMN Healthcare Services Inc.	1,175,470	113,997
	John Bean Technologies Corp.	790,198	112,698
	Air Lease Corp. Class A	2,696,801	112,565
*	Itron Inc.	1,123,254	112,303
	Allison Transmission Holdings Inc.	2,726,176	108,338
*	Resideo Technologies Inc.	3,577,841	107,335
	Altra Industrial Motion Corp.	1,611,220	104,762
	EnerSys	1,065,458	104,127
*	ACI Worldwide Inc.	2,794,414	103,785
*	Summit Materials Inc. Class A	2,905,977	101,273
	Watts Water Technologies Inc. Class A	684,813	99,921
	MSC Industrial Direct Co. Inc. Class A	1,109,923	99,593
	Korn Ferry	1,343,538	97,474
*	Shift4 Payments Inc. Class A	1,019,737	95,570
	Brink's Co.	1,239,654	95,255
	Ryder System Inc.	1,272,961	94,619
*	Mercury Systems Inc.	1,397,949	92,656
	Aerojet Rocketdyne Holdings Inc.	1,892,717	91,399
*	Kirby Corp.	1,495,495	90,687
	UniFirst Corp.	378,628	88,841
	Applied Industrial Technologies Inc.	965,760	87,942
*	Kratos Defense & Security Solutions Inc.	3,085,948	87,919
	Triton International Ltd.	1,673,985	87,616
*,1	Bloom Energy Corp. Class A	3,239,896	87,056
	Silgan Holdings Inc.	2,058,904	85,445
*	ExlService Holdings Inc.	790,360	83,984
*	Atkore Inc.	1,169,864	83,060
	Insperity Inc.	913,326	82,537
	HB Fuller Co.	1,295,635	82,415
*,1	Nikola Corp.	4,410,602	79,655
	Franklin Electric Co. Inc.	985,917	79,485
	Terex Corp.	1,652,701	78,702
	EVERTEC Inc.	1,798,335	78,497
	GATX Corp.	881,432	77,980
	Kennametal Inc.	2,080,195	74,721
	Hillenbrand Inc.	1,683,808	74,222
*	Beacon Roofing Supply Inc.	1,392,285	74,139
	ABM Industries Inc.	1,667,028	73,933
*,1	Marathon Digital Holdings Inc.	2,352,764	73,806
*	Welbilt Inc.	3,182,053	73,665
*,3	API Group Corp.	3,506,744	73,256
	Installed Building Products Inc.	592,596	72,510
*	TriNet Group Inc.	983,720	71,300
	Badger Meter Inc.	725,097	71,147
	Macquarie Infrastructure Corp.	1,853,501	70,934
*	Herc Holdings Inc.	626,995	70,267
	Matson Inc.	1,080,980	69,183
	SPX FLOW Inc.	1,048,508	68,405
*	Masonite International Corp.	611,083	68,313
	Albany International Corp. Class A	763,492	68,149
	Maxar Technologies Inc.	1,699,853	67,858
	Comfort Systems USA Inc.	856,719	67,501
*	Allegheny Technologies Inc.	3,160,681	65,900
17

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	AAON Inc.	1,042,812	65,270
*	SPX Corp.	1,067,512	65,204
*	O-I Glass Inc.	3,935,012	64,259
	Brady Corp. Class A	1,144,191	64,120
	Werner Enterprises Inc.	1,433,461	63,818
*	Proto Labs Inc.	689,796	63,323
*	Fluor Corp.	3,520,594	62,315
	Trinity Industries Inc.	2,313,405	62,207
	Barnes Group Inc.	1,196,905	61,341
	Moog Inc. Class A	725,466	60,983
	Forward Air Corp.	678,052	60,855
*	Green Dot Corp. Class A	1,289,806	60,427
	ManTech International Corp. Class A	684,255	59,215
*	AeroVironment Inc.	583,177	58,405
	ESCO Technologies Inc.	614,239	57,622
	Mueller Water Products Inc. Class A	3,966,393	57,195
	Helios Technologies Inc.	723,913	56,501
	Belden Inc.	1,113,843	56,327
*	Navistar International Corp.	1,238,037	55,093
*	JELD-WEN Holding Inc.	2,096,512	55,054
*	Vicor Corp.	515,145	54,471
*	Dycom Industries Inc.	727,951	54,254
*	Sykes Enterprises Inc.	991,812	53,260
*	Hub Group Inc. Class A	801,999	52,916
	Raven Industries Inc.	895,249	51,790
	Otter Tail Corp.	1,039,179	50,722
	Deluxe Corp.	1,052,211	50,264
	EnPro Industries Inc.	515,281	50,060
*	Verra Mobility Corp. Class A	3,239,079	49,785
	McGrath RentCorp	604,314	49,294
*	Atlas Air Worldwide Holdings Inc.	723,574	49,283
*,1	TuSimple Holdings Inc. Class A	691,757	49,281
*	GMS Inc.	1,015,473	48,885
	TTEC Holdings Inc.	466,464	48,088
*,1	PureCycle Technologies Inc.	1,999,117	47,279
	Granite Construction Inc.	1,137,236	47,229
	Lindsay Corp.	272,653	45,064
*	Ferro Corp.	2,062,933	44,497
*	OSI Systems Inc.	424,597	43,156
*	Meritor Inc.	1,813,365	42,469
*	Cimpress plc	389,554	42,232
	ADT Inc.	3,813,491	41,148
*,1	Desktop Metal Inc. Class A	3,506,278	40,322
*,1	Danimer Scientific Inc.	1,599,810	40,075
	Enerpac Tool Group Corp. Class A	1,503,879	40,033
	Greif Inc. Class A	636,296	38,528
*,1	BTRS Holdings Inc.	2,980,559	37,615
	Primoris Services Corp.	1,275,177	37,528
	Encore Wire Corp.	490,568	37,180
*	FARO Technologies Inc.	453,128	35,240
	Kaman Corp.	695,897	35,073
	ArcBest Corp.	601,664	35,011
	Tennant Co.	437,982	34,973
	Griffon Corp.	1,347,540	34,537
*	Air Transport Services Group Inc.	1,479,086	34,359
	Astec Industries Inc.	535,354	33,695
*	TriMas Corp.	1,080,148	32,761
*	AAR Corp.	839,545	32,532
*	ZipRecruiter Inc. Class A	1,296,570	32,388
*	Evo Payments Inc. Class A	1,165,925	32,343
	AZZ Inc.	619,972	32,102
18

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Gibraltar Industries Inc.	407,568	31,102
	Kforce Inc.	492,952	31,021
	Greenbrier Cos. Inc.	692,388	30,174
*	Hayward Holdings Inc.	1,151,492	29,962
*,1	Hyliion Holdings Corp.	2,568,012	29,917
*	Conduent Inc.	3,970,219	29,777
	Standex International Corp.	303,081	28,765
	Schneider National Inc. Class B	1,282,434	27,919
*	Huron Consulting Group Inc.	560,417	27,545
	H&E Equipment Services Inc.	768,402	25,565
*,1	Velodyne Lidar Inc.	2,354,522	25,052
*	TrueBlue Inc.	886,279	24,913
	Apogee Enterprises Inc.	604,634	24,627
*	Advantage Solutions Inc.	1,987,256	21,443
	Quanex Building Products Corp.	835,130	20,745
	Heartland Express Inc.	1,209,327	20,716
*	Kelly Services Inc. Class A	859,133	20,593
*,1	View Inc.	2,419,181	20,515
	Wabash National Corp.	1,229,830	19,677
*	Gates Industrial Corp. plc	1,087,928	19,659
	Hyster-Yale Materials Handling Inc.	259,876	18,966
	Gorman-Rupp Co.	524,007	18,047
*	American Woodmark Corp.	214,168	17,495
*	BrightView Holdings Inc.	1,058,354	17,061
*	CIRCOR International Inc.	503,135	16,402
*	Triumph Group Inc.	755,154	15,669
*	Thermon Group Holdings Inc.	833,014	14,195
*	Tutor Perini Corp.	1,020,755	14,137
*	Vivint Smart Home Inc.	1,039,675	13,724
	National Presto Industries Inc.	131,975	13,415
	Pactiv Evergreen Inc.	886,512	13,360
*	Forrester Research Inc.	283,541	12,986
	REV Group Inc.	804,516	12,623
*	First Advantage Corp.	567,160	11,292
*,1	TaskUS Inc. Class A	308,524	10,564
*	GreenSky Inc. Class A	1,749,297	9,709
*,1	Latch Inc.	781,211	9,585
	Greif Inc. Class B	152,499	8,997
*	Paymentus Holdings Inc. Class A	250,774	8,903
*	Flywire Corp.	239,603	8,803
	Kronos Worldwide Inc.	577,517	8,270
	International Seaways Inc.	302,156	5,795
*	Legalzoom.com Inc.	27,585	1,044
*	Generac Holdings Inc.	372	154
			25,263,295
Other (0.00%)[4]
*,2	First Eagle Private Credit LLC CVR	651,238	59
Real Estate (8.73%)
	VICI Properties Inc.	13,370,659	414,758
	Equity LifeStyle Properties Inc.	4,085,356	303,583
	Medical Properties Trust Inc.	14,645,826	294,381
	American Homes 4 Rent Class A	6,869,709	266,888
	Gaming & Leisure Properties Inc.	5,505,890	255,088
*	Jones Lang LaSalle Inc.	1,277,253	249,652
	Americold Realty Trust	6,287,861	237,996
	CubeSmart	5,016,635	232,371
	Federal Realty Investment Trust	1,936,450	226,894
	Lamar Advertising Co. Class A	2,158,383	225,378
	CyrusOne Inc.	3,051,285	218,228
	Kimco Realty Corp.	10,255,428	213,826
19

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Omega Healthcare Investors Inc.	5,857,987	212,586
	Vornado Realty Trust	4,527,932	211,319
	STORE Capital Corp.	6,058,545	209,080
	Life Storage Inc.	1,913,470	205,411
	National Retail Properties Inc.	4,369,445	204,840
	Rexford Industrial Realty Inc.	3,562,438	202,881
	Kilroy Realty Corp.	2,898,098	201,824
	Apartment Income REIT Corp.	3,904,161	185,174
	Brixmor Property Group Inc.	7,389,794	169,152
	First Industrial Realty Trust Inc.	3,215,383	167,939
	EastGroup Properties Inc.	995,854	163,768
	American Campus Communities Inc.	3,431,271	160,309
*	Redfin Corp.	2,460,726	156,035
*	Host Hotels & Resorts Inc.	8,794,729	150,302
	STAG Industrial Inc.	3,973,127	148,714
	Healthcare Trust of America Inc. Class A	5,449,881	145,512
	CoreSite Realty Corp.	1,069,655	143,976
	Douglas Emmett Inc.	4,147,297	139,432
	SL Green Realty Corp.	1,725,493	138,039
	Spirit Realty Capital Inc.	2,859,952	136,820
	Cousins Properties Inc.	3,701,072	136,125
	Regency Centers Corp.	2,115,445	135,537
	QTS Realty Trust Inc. Class A	1,713,076	132,421
	VEREIT Inc.	2,852,737	131,026
	Rayonier Inc.	3,461,009	124,354
	Agree Realty Corp.	1,695,685	119,529
	Highwoods Properties Inc.	2,588,693	116,931
*	Park Hotels & Resorts Inc.	5,589,959	115,209
	Innovative Industrial Properties Inc.	595,217	113,698
	Terreno Realty Corp.	1,730,069	111,624
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,958,319	109,960
	Healthcare Realty Trust Inc.	3,523,716	106,416
	Hudson Pacific Properties Inc.	3,754,672	104,455
*	Howard Hughes Corp.	1,028,366	100,225
	Physicians Realty Trust	5,359,774	98,995
*	EPR Properties	1,860,139	97,992
	JBG SMITH Properties	3,105,731	97,862
	Sabra Health Care REIT Inc.	5,370,876	97,750
*	Ryman Hospitality Properties Inc.	1,232,041	97,282
	Weingarten Realty Investors	3,018,000	96,787
*	DigitalBridge Group Inc.	12,108,499	95,657
[1]	Broadstone Net Lease Inc. Class A	3,876,165	90,741
	Macerich Co.	4,882,643	89,108
[1]	Lexington Realty Trust	7,298,593	87,218
*	Outfront Media Inc.	3,626,457	87,144
	PotlatchDeltic Corp.	1,585,210	84,254
	Apple Hospitality REIT Inc.	5,288,099	80,696
	Corporate Office Properties Trust	2,790,194	78,098
	National Storage Affiliates Trust	1,525,286	77,118
	Pebblebrook Hotel Trust	3,266,191	76,919
	PS Business Parks Inc.	513,027	75,969
	Equity Commonwealth	2,882,324	75,517
	National Health Investors Inc.	1,083,198	72,628
	SITE Centers Corp.	4,456,542	67,116
*	Sunstone Hotel Investors Inc.	5,394,947	67,005
*	eXp World Holdings Inc.	1,623,123	62,928
	RLJ Lodging Trust	4,103,485	62,496
	Uniti Group Inc.	5,817,922	61,612
	Retail Properties of America Inc. Class A	5,332,797	61,061
	Kennedy-Wilson Holdings Inc.	2,974,153	59,096
	Brandywine Realty Trust	4,246,906	58,225
20

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Piedmont Office Realty Trust Inc. Class A	3,078,338	56,857
	CareTrust REIT Inc.	2,412,507	56,043
*	Cushman & Wakefield plc	3,055,468	53,379
*	Xenia Hotels & Resorts Inc.	2,830,271	53,011
*	Realogy Holdings Corp.	2,908,450	52,992
	Urban Edge Properties	2,760,859	52,732
	Service Properties Trust	4,100,777	51,670
	Empire State Realty Trust Inc. Class A	4,284,658	51,416
*	DiamondRock Hospitality Co.	5,246,138	50,888
	Retail Opportunity Investments Corp.	2,825,426	49,897
	Columbia Property Trust Inc.	2,854,013	49,631
	Washington REIT	2,097,411	48,240
	Acadia Realty Trust	2,145,442	47,114
	Paramount Group Inc.	4,621,587	46,539
	Kite Realty Group Trust	2,111,737	46,479
	Newmark Group Inc. Class A	3,847,785	46,212
[1]	Tanger Factory Outlet Centers Inc.	2,379,422	44,852
	Global Net Lease Inc.	2,358,881	43,639
	Industrial Logistics Properties Trust	1,641,461	42,908
	Essential Properties Realty Trust Inc.	1,457,336	39,406
	St. Joe Co.	878,633	39,196
	American Assets Trust Inc.	1,049,900	39,151
	LTC Properties Inc.	987,257	37,901
	Office Properties Income Trust	1,214,269	35,590
	Mack-Cali Realty Corp.	2,023,040	34,695
	Alexander & Baldwin Inc.	1,725,293	31,607
*	CoreCivic Inc.	3,000,128	31,411
	Safehold Inc.	398,940	31,317
	Getty Realty Corp.	935,962	29,155
	RPT Realty	2,032,377	26,380
	Centerspace	328,908	25,951
*	Marcus & Millichap Inc.	641,436	24,933
	Diversified Healthcare Trust	5,948,155	24,863
	Apartment Investment & Management Co. Class A	3,538,329	23,742
	American Finance Trust Inc. Class A	2,741,817	23,251
[1]	GEO Group Inc.	2,897,891	20,633
	Universal Health Realty Income Trust	311,051	19,145
	Brookfield Property REIT Inc. Class A	862,559	16,294
	RMR Group Inc. Class A	384,015	14,838
	Alexander's Inc.	51,217	13,724
	Saul Centers Inc.	288,527	13,114
	Franklin Street Properties Corp.	2,424,849	12,755
*,1	Seritage Growth Properties Class A	688,642	12,671
*	Summit Hotel Properties Inc.	1,247,038	11,635
*	Forestar Group Inc.	423,461	8,855
	Urstadt Biddle Properties Inc. Class A	397,894	7,711
*	Compass Inc. Class A	26,809	352
*,2	Spirit MTA REIT	529,410	142
	Urstadt Biddle Properties Inc.	78	1
			12,001,858
Technology (12.97%)
	Entegris Inc.	3,372,994	414,777
*	Nuance Communications Inc.	7,123,106	387,782
*	PTC Inc.	2,618,508	369,890
*	Ceridian HCM Holding Inc.	3,344,195	320,775
*	Avalara Inc.	1,942,807	314,346
*	Five9 Inc.	1,669,222	306,119
*	Dynatrace Inc.	4,934,533	288,275
*	Cree Inc.	2,874,760	281,525
*	MongoDB Inc. Class A	734,129	265,402
*	Proofpoint Inc.	1,427,676	248,073
21

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	DXC Technology Co.	6,337,787	246,793
*	Guidewire Software Inc.	2,084,956	235,016
	Universal Display Corp.	1,056,294	234,846
*	Aspen Technology Inc.	1,693,329	232,900
*	Manhattan Associates Inc.	1,583,851	229,405
*	Elastic NV	1,564,565	228,051
*	Zendesk Inc.	1,477,307	213,234
*	Smartsheet Inc. Class A	2,944,966	212,980
*	Arrow Electronics Inc.	1,846,670	210,206
*	ON Semiconductor Corp.	5,317,350	203,548
	Monolithic Power Systems Inc.	541,226	202,121
	Jabil Inc.	3,334,739	193,815
	Vertiv Holdings Co. Class A	7,015,349	191,519
*	Lattice Semiconductor Corp.	3,400,218	191,024
*	II-VI Inc.	2,611,587	189,575
*	Nutanix Inc. Class A	4,818,753	184,173
	Leidos Holdings Inc.	1,760,474	177,984
	Brooks Automation Inc.	1,849,742	176,243
*	Anaplan Inc.	3,238,851	172,631
*	Silicon Laboratories Inc.	1,113,968	170,716
*	Concentrix Corp.	1,036,536	166,675
*	Upwork Inc.	2,826,360	164,749
	Dolby Laboratories Inc. Class A	1,624,679	159,690
*	Digital Turbine Inc.	2,003,828	152,351
	CDK Global Inc.	3,031,645	150,642
*	CACI International Inc. Class A	586,173	149,544
*	NCR Corp.	3,258,388	148,615
*	J2 Global Inc.	1,067,303	146,808
*	Blackline Inc.	1,300,185	144,672
*	Varonis Systems Inc. Class B	2,509,641	144,605
*,1	Fastly Inc. Class A	2,371,225	141,325
	Pegasystems Inc.	1,011,418	140,779
*	Change Healthcare Inc.	6,102,717	140,607
*	F5 Networks Inc.	742,266	138,551
*	Q2 Holdings Inc.	1,331,971	136,634
*	Synaptics Inc.	876,362	136,344
*,1	Appian Corp.	978,939	134,849
*	Pure Storage Inc. Class A	6,700,966	130,870
*	Teradata Corp.	2,592,751	129,560
*	Everbridge Inc.	937,601	127,589
*	Alteryx Inc. Class A	1,474,212	126,812
	Science Applications International Corp.	1,442,813	126,578
	SYNNEX Corp.	1,032,554	125,724
	National Instruments Corp.	2,948,491	124,662
*	Rapid7 Inc.	1,303,611	123,361
*	Cirrus Logic Inc.	1,431,023	121,809
*	3D Systems Corp.	2,956,606	118,176
	Power Integrations Inc.	1,433,915	117,667
*	FireEye Inc.	5,641,431	114,070
*,1	Vroom Inc.	2,715,758	113,682
*	Novanta Inc.	837,344	112,840
*	Sailpoint Technologies Holdings Inc.	2,183,663	111,520
*	Semtech Corp.	1,614,670	111,089
	CMC Materials Inc.	728,317	109,786
	Advanced Energy Industries Inc.	955,584	107,704
*	Asana Inc. Class A	1,711,829	106,185
*	Workiva Inc. Class A	945,568	105,270
*	Magnite Inc.	3,045,023	103,044
*	Cerence Inc.	941,651	100,484
	Avnet Inc.	2,474,313	99,170
*	Schrodinger Inc.	1,296,905	98,059
22

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Envestnet Inc.	1,287,030	97,634
*	LivePerson Inc.	1,543,123	97,587
*	MicroStrategy Inc. Class A	145,194	96,481
*	New Relic Inc.	1,429,425	95,729
*	Alarm.com Holdings Inc.	1,113,395	94,305
*	Rogers Corp.	465,412	93,455
*	Blackbaud Inc.	1,215,171	93,046
*,1	Box Inc. Class A	3,629,155	92,725
*	Dun & Bradstreet Holdings Inc.	4,295,736	91,800
*	Ambarella Inc.	857,154	91,398
	Xerox Holdings Corp.	3,829,916	89,965
*	SPS Commerce Inc.	894,371	89,303
*	Insight Enterprises Inc.	879,960	88,005
*	Fabrinet	916,509	87,866
*	CommVault Systems Inc.	1,088,085	85,056
*	Onto Innovation Inc.	1,159,797	84,712
*	nCino Inc.	1,408,289	84,385
*	Diodes Inc.	1,057,243	84,336
*	Qualys Inc.	828,474	83,419
*	Cloudera Inc.	5,117,769	81,168
*	Cornerstone OnDemand Inc.	1,564,674	80,706
*	Vimeo Inc.	1,619,192	79,340
*	Altair Engineering Inc. Class A	1,137,838	78,477
*	Duck Creek Technologies Inc.	1,802,356	78,420
*	MACOM Technology Solutions Holdings Inc.	1,198,419	76,795
*	Tenable Holdings Inc.	1,839,286	76,054
	Vishay Intertechnology Inc.	3,296,108	74,327
*	Sprout Social Inc. Class A	830,333	74,248
*	LiveRamp Holdings Inc.	1,580,632	74,053
*	Medallia Inc.	2,149,985	72,562
*	MaxLinear Inc. Class A	1,687,544	71,704
*,1	PagerDuty Inc.	1,662,128	70,773
*	Yelp Inc. Class A	1,763,131	70,455
*	FormFactor Inc.	1,930,853	70,399
*	Covetrus Inc.	2,550,767	68,871
*	Rambus Inc.	2,798,936	66,363
*	Verint Systems Inc.	1,457,070	65,670
*	Plexus Corp.	711,077	65,000
*	Momentive Global Inc.	3,083,794	64,976
*	Allscripts Healthcare Solutions Inc.	3,331,714	61,670
*	BigCommerce Holdings Inc.	946,297	61,434
*	Sanmina Corp.	1,543,282	60,126
*	Cargurus Inc. Class A	2,214,544	58,087
	Shutterstock Inc.	591,423	58,060
	Xperi Holding Corp.	2,610,042	58,047
*	Appfolio Inc. Class A	400,866	56,602
*	Bandwidth Inc. Class A	401,580	55,386
	Switch Inc. Class A	2,606,805	55,030
*	Avaya Holdings Corp.	1,999,894	53,797
*,1	Skillz Inc. Class A	2,443,285	53,068
*,1	JFrog Ltd.	1,163,352	52,956
	Progress Software Corp.	1,094,474	50,619
*	NetScout Systems Inc.	1,750,603	49,962
*,1	C3.ai Inc. Class A	728,028	45,524
*	Zuora Inc. Class A	2,631,127	45,387
*	PROS Holdings Inc.	993,311	45,265
	Methode Electronics Inc.	907,713	44,669
*	Jamf Holding Corp.	1,320,519	44,330
*	Sumo Logic Inc.	2,115,287	43,681
*	Bottomline Technologies DE Inc.	1,130,771	41,929
	McAfee Corp. Class A	1,441,781	40,399
23

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Unisys Corp.	1,580,670	40,007
*	Allegro MicroSystems Inc.	1,417,074	39,253
*	Yext Inc.	2,675,341	38,231
*	Super Micro Computer Inc.	1,055,101	37,118
	CSG Systems International Inc.	780,007	36,801
*	nLight Inc.	1,013,252	36,761
	Pitney Bowes Inc.	4,155,421	36,443
*	TTM Technologies Inc.	2,539,197	36,310
	Amkor Technology Inc.	1,520,091	35,981
*	Eventbrite Inc. Class A	1,865,507	35,445
*,1	E2open Parent Holdings Inc.	3,017,184	34,456
*	SolarWinds Corp.	1,970,034	33,274
*	Squarespace Inc. Class A	530,390	31,510
*,1	Ouster Inc.	2,430,647	30,359
*	Veeco Instruments Inc.	1,190,100	28,610
*	Telos Corp.	827,998	28,160
*	Ping Identity Holding Corp.	1,229,279	28,150
*,1	Aeva Technologies Inc.	2,617,188	27,664
*	CEVA Inc.	538,662	25,479
*	Olo Inc. Class A	680,218	25,433
*	Parsons Corp.	640,661	25,216
*	Confluent Inc. Class A	528,439	25,101
*	Groupon Inc. Class A	579,773	25,023
	Benchmark Electronics Inc.	841,150	23,939
*	MediaAlpha Inc. Class A	526,323	22,158
*	DigitalOcean Holdings Inc.	397,263	22,084
	Ebix Inc.	613,324	20,792
*	Rackspace Technology Inc.	1,035,210	20,300
*	ScanSource Inc.	635,276	17,870
*,1	Datto Holding Corp.	608,134	16,930
*	ON24 Inc.	343,664	12,193
*	Diebold Nixdorf Inc.	922,640	11,847
*	Sciplay Corp. Class A	570,591	9,672
*,1	Sprinklr Inc. Class A	413,496	8,514
*	Vertex Inc. Class A	372,412	8,171
*	Viant Technology Inc. Class A	273,924	8,157
*,1	KnowBe4 Inc. Class A	219,146	6,853
*,1	SEMrush Holdings Inc. Class A	263,504	6,066
*,1	PubMatic Inc. Class A	132,858	5,191
*,1	Zeta Global Holdings Corp. Class A	559,762	4,702
*	SecureWorks Corp. Class A	161,482	2,992
*	SentinelOne Inc. Class A	27,577	1,172
*	Clear Secure Inc. Class A	27,577	1,103
*	DoubleVerify Holdings Inc.	10,872	460
*	Xometry Inc. Class A	2,775	242
*	Procore Technologies Inc.	1,088	103
*	Alkami Technology Inc.	2,731	97
*,2	Media General Inc. CVR	2,474,410	96
*	Benefitfocus Inc.	174	2
			17,846,982
Telecommunications (1.40%)
	Cable One Inc.	135,249	258,706
*	Ciena Corp.	3,859,570	219,571
*	Lumentum Holdings Inc.	1,890,125	155,047
*	Iridium Communications Inc.	2,987,752	119,480
	Juniper Networks Inc.	4,081,236	111,622
*	CommScope Holding Co. Inc.	5,078,425	108,221
*	Viavi Solutions Inc.	5,688,314	100,456
*,1	fuboTV Inc.	2,971,041	95,400
*	Vonage Holdings Corp.	5,949,729	85,736
*	Viasat Inc.	1,711,337	85,293
24

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Cogent Communications Holdings Inc.	1,066,399	81,995
*	8x8 Inc.	2,598,864	72,144
	Shenandoah Telecommunications Co.	1,179,398	57,213
	Telephone & Data Systems Inc.	2,522,533	57,161
	InterDigital Inc.	765,659	55,916
*	Infinera Corp.	4,334,488	44,212
*	Plantronics Inc.	937,837	39,136
*,1	Globalstar Inc.	17,806,182	31,695
*	NETGEAR Inc.	723,736	27,734
*	WideOpenWest Inc.	1,307,975	27,088
	ADTRAN Inc.	1,208,041	24,946
*	EchoStar Corp. Class A	1,014,840	24,650
*	United States Cellular Corp.	399,248	14,497
	Loral Space & Communications Inc.	321,191	12,478
	ATN International Inc.	257,826	11,728
*,1	Gogo Inc.	541,901	6,167
	Ubiquiti Inc.	36	11
			1,928,303
Utilities (2.82%)
	Atmos Energy Corp.	3,254,453	312,785
	Essential Utilities Inc.	6,117,284	279,560
*	Sunrun Inc.	4,823,147	269,035
	UGI Corp.	5,195,500	240,604
	OGE Energy Corp.	4,986,689	167,802
*	Stericycle Inc.	2,283,697	163,398
	NRG Energy Inc.	3,044,634	122,699
	IDACORP Inc.	1,257,609	122,617
	Pinnacle West Capital Corp.	1,403,981	115,084
*	Clean Harbors Inc.	1,222,073	113,824
	National Fuel Gas Co.	2,176,491	113,722
	Hawaiian Electric Industries Inc.	2,580,083	109,086
	PNM Resources Inc.	2,138,346	104,287
	Portland General Electric Co.	2,229,682	102,744
	Black Hills Corp.	1,564,569	102,683
*	Evoqua Water Technologies Corp.	2,983,928	100,797
	ONE Gas Inc.	1,324,319	98,158
	New Jersey Resources Corp.	2,395,918	94,806
	ALLETE Inc.	1,297,281	90,784
	Southwest Gas Holdings Inc.	1,356,957	89,817
	Spire Inc.	1,220,381	88,197
*	Casella Waste Systems Inc. Class A	1,256,556	79,703
*	Sunnova Energy International Inc.	2,090,936	78,745
	Ormat Technologies Inc.	1,114,563	77,496
	NorthWestern Corp.	1,258,481	75,786
	Avista Corp.	1,723,700	73,550
	American States Water Co.	917,464	72,993
	South Jersey Industries Inc.	2,798,276	72,559
	California Water Service Group	1,262,891	70,141
	MGE Energy Inc.	897,816	66,833
	Clearway Energy Inc. Class C	2,030,777	53,775
	Covanta Holding Corp.	2,981,198	52,499
*	Harsco Corp.	1,974,460	40,318
	Northwest Natural Holding Co.	766,217	40,242
	Clearway Energy Inc. Class A	876,429	22,104
			3,879,233
Total Common Stocks (Cost $88,662,578)			136,646,668
25

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.25%)
Money Market Fund (2.25%)
[5,6]	Vanguard Market Liquidity Fund (Cost $3,099,342)	0.056%	30,997,404	3,099,741
Total Investments (101.59%) (Cost $91,761,920)				139,746,409
Other Assets and Liabilities—Net (-1.59%)				(2,193,233)
Net Assets (100%)				137,553,176
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,236,521,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $73,256,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,342,714,000 was received for securities on loan, of which $2,323,711,000 is held in Vanguard Market Liquidity Fund and $19,003,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Common Stocks (99.61%)
Basic Materials (1.74%)
	Royal Gold Inc.	1,033,437	117,915
*	RBC Bearings Inc.	397,656	79,301
	Balchem Corp.	511,531	67,144
*	Ingevity Corp.	631,850	51,407
	Quaker Chemical Corp.	211,607	50,191
*	Amyris Inc.	2,979,284	48,771
*	Livent Corp.	2,509,257	48,579
*,1	MP Materials Corp.	1,289,663	47,537
	NewMarket Corp.	137,476	44,265
*	Hexcel Corp.	661,144	41,255
	GrafTech International Ltd.	3,152,076	36,627
*	Century Aluminum Co.	779,183	10,044
	American Vanguard Corp.	412,101	7,216
*	Zymergen Inc.	157,820	6,314
			656,566
Consumer Discretionary (15.38%)
	Pool Corp.	599,882	275,142
*	RH	264,607	179,668
*	Chegg Inc.	2,124,412	176,560
*	Floor & Decor Holdings Inc. Class A	1,653,039	174,726
*	Zynga Inc. Class A	16,290,143	173,164
*	Five Below Inc.	882,092	170,482
*	Liberty Media Corp.-Liberty Formula One Class C	3,044,636	146,782
*	Bright Horizons Family Solutions Inc.	961,494	141,445
	Gentex Corp.	3,804,008	125,875
	Tempur Sealy International Inc.	3,102,026	121,568
*	SiteOne Landscape Supply Inc.	700,168	118,510
*	IAA Inc.	2,122,616	115,768
*	Crocs Inc.	976,533	113,786
*	YETI Holdings Inc.	1,236,845	113,567
*	Scientific Games Corp.	1,437,959	111,356
	Churchill Downs Inc.	546,125	108,275
*	Skechers USA Inc. Class A	2,114,802	105,381
*	Fox Factory Holding Corp.	661,118	102,910
	Texas Roadhouse Inc. Class A	1,043,903	100,424
*	Vail Resorts Inc.	317,133	100,379
*	Planet Fitness Inc. Class A	1,311,248	98,671
	Nexstar Media Group Inc. Class A	640,152	94,666
*	Penn National Gaming Inc.	1,232,037	94,239
*	Deckers Outdoor Corp.	221,984	85,257
*	Ollie's Bargain Outlet Holdings Inc.	982,090	82,623
*	Boyd Gaming Corp.	1,236,903	76,057
	Wingstop Inc.	468,829	73,902
*	Sonos Inc.	1,964,800	69,220
	Choice Hotels International Inc.	569,537	67,695
*	frontdoor Inc.	1,351,265	67,320
*	Grand Canyon Education Inc.	730,888	65,758
*	National Vision Holdings Inc.	1,284,147	65,659
*	Callaway Golf Co.	1,893,280	63,860
*	Shake Shack Inc. Class A	585,977	62,711
*	Stitch Fix Inc. Class A	1,021,278	61,583
*	Overstock.com Inc.	644,434	59,417
*	LGI Homes Inc.	354,072	57,338
*	Hilton Grand Vacations Inc.	1,349,745	55,866
*	Stamps.com Inc.	274,574	54,994
*	Visteon Corp.	441,329	53,374
	Wyndham Hotels & Resorts Inc.	734,362	53,087
	Columbia Sportswear Co.	522,519	51,395
27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Papa John's International Inc.	490,202	51,197
*	Madison Square Garden Sports Corp.	292,624	50,498
	LCI Industries	378,852	49,789
*	Six Flags Entertainment Corp.	1,145,894	49,594
*	Leslie's Inc.	1,773,055	48,741
*	2U Inc.	1,111,564	46,319
*	Allegiant Travel Co.	238,464	46,262
*	Dorman Products Inc.	430,674	44,648
*	Red Rock Resorts Inc. Class A	1,004,394	42,687
	Ralph Lauren Corp.	360,410	42,460
*	iRobot Corp.	443,811	41,448
	World Wrestling Entertainment Inc. Class A	715,048	41,394
*	SeaWorld Entertainment Inc.	808,144	40,359
	Travel + Leisure Co.	677,637	40,286
*	Sleep Number Corp.	365,476	40,184
*	Revolve Group Inc. Class A	562,601	38,763
*	Coursera Inc.	960,787	38,009
*	Selectquote Inc.	1,927,037	37,115
	Jack in the Box Inc.	332,066	37,005
*	Gentherm Inc.	520,757	37,000
*,1	Luminar Technologies Inc. Class A	1,635,434	35,898
	Levi Strauss & Co. Class A	1,243,905	34,481
	Monro Inc.	500,359	31,778
*	Cardlytics Inc.	232,641	29,529
	Strategic Education Inc.	387,650	29,485
*,1	Petco Health & Wellness Co. Inc. Class A	1,246,625	27,937
	Cracker Barrel Old Country Store Inc.	186,563	27,697
*	Dave & Buster's Entertainment Inc.	676,089	27,449
	Camping World Holdings Inc. Class A	648,949	26,600
	Steven Madden Ltd.	585,643	25,628
*	Madison Square Garden Entertainment Corp.	293,085	24,610
*,1	Fisker Inc.	1,152,704	22,224
*	Academy Sports & Outdoors Inc.	516,275	21,291
*	RealReal Inc.	999,620	19,753
	EW Scripps Co. Class A	885,010	18,045
*	Liberty Media Corp.-Liberty Formula One Class A	386,186	16,463
*	Driven Brands Holdings Inc.	526,523	16,280
*,1	ContextLogic Inc. Class A	1,191,221	15,688
*	Cavco Industries Inc.	68,697	15,264
*	Angi Inc. Class A	1,102,029	14,899
*	WW International Inc.	409,965	14,816
*,1	Corsair Gaming Inc.	434,938	14,479
	Sinclair Broadcast Group Inc. Class A	385,132	12,794
*	Quotient Technology Inc.	1,174,562	12,697
*	Dine Brands Global Inc.	128,175	11,440
*,1	Canoo Inc.	1,120,465	11,137
*,1	Poshmark Inc. Class A	218,167	10,415
*,1	Lordstown Motors Corp.	902,479	9,981
*	Sun Country Airlines Holdings Inc.	269,640	9,979
*	Stride Inc.	310,307	9,970
	Inter Parfums Inc.	136,917	9,858
*	elf Beauty Inc.	362,685	9,843
*	Figs Inc. Class A	180,626	9,049
*,1	XL Fleet Corp.	875,182	7,290
*	ACV Auctions Inc. Class A	284,333	7,288
*,1	Dream Finders Homes Inc. Class A	279,311	6,824
*	Latham Group Inc.	189,351	6,052
*	Frontier Group Holdings Inc.	254,086	4,330
*,1	ThredUp Inc. Class A	112,213	3,263
*,1	Revlon Inc. Class A	125,334	1,609
28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Mister Car Wash Inc.	15,892	342
*	Integral Ad Science Holding Corp.	7,901	163
			5,818,836
Consumer Staples (2.89%)
*	Boston Beer Co. Inc. Class A	143,357	146,339
	Casey's General Stores Inc.	582,005	113,281
*	Freshpet Inc.	647,564	105,527
*	Post Holdings Inc.	902,343	97,877
*,1	Beyond Meat Inc.	604,862	95,260
*	Darling Ingredients Inc.	1,285,880	86,797
	WD-40 Co.	216,302	55,436
	Medifast Inc.	176,396	49,917
*	Simply Good Foods Co.	1,360,594	49,675
	J & J Snack Foods Corp.	224,545	39,163
*	Celsius Holdings Inc.	460,217	35,018
	Sanderson Farms Inc.	158,036	29,706
	Coca-Cola Consolidated Inc.	73,004	29,357
	Lancaster Colony Corp.	151,645	29,345
	Utz Brands Inc.	1,022,847	22,288
*	Hydrofarm Holdings Group Inc.	375,526	22,197
*	USANA Health Sciences Inc.	190,976	19,562
*	BellRing Brands Inc. Class A	621,438	19,476
	National Beverage Corp.	366,819	17,325
*	Beauty Health Co.	640,605	10,762
*,1	AppHarvest Inc.	473,002	7,568
*,1	Vital Farms Inc.	281,079	5,610
*	Honest Co. Inc.	212,781	3,445
*	Duckhorn Portfolio Inc.	134,362	2,964
			1,093,895
Energy (2.86%)
*	Enphase Energy Inc.	962,184	176,686
	Texas Pacific Land Corp.	97,753	156,379
	Cabot Oil & Gas Corp.	6,298,789	109,977
*	ChampionX Corp.	3,176,889	81,487
	PDC Energy Inc.	1,534,007	70,242
	Matador Resources Co.	1,658,145	59,710
*	Denbury Inc.	749,638	57,557
*	Shoals Technologies Group Inc. Class A	1,397,489	49,611
	New Fortress Energy Inc. Class A	1,300,172	49,251
*	FuelCell Energy Inc.	4,816,830	42,870
*,1	Stem Inc.	889,891	32,045
	Cactus Inc. Class A	856,245	31,441
*	Array Technologies Inc.	1,997,054	31,154
*	Oceaneering International Inc.	1,568,663	24,424
*	Liberty Oilfield Services Inc. Class A	1,602,954	22,698
*	Dril-Quip Inc.	557,158	18,849
*,1	ChargePoint Holdings Inc.	491,400	17,071
*	Magnolia Oil & Gas Corp. Class A	1,035,088	16,178
*	Ameresco Inc. Class A	222,362	13,947
*	NexTier Oilfield Solutions Inc.	2,711,448	12,906
*	Helix Energy Solutions Group Inc.	1,125,759	6,428
			1,080,911
Financials (3.95%)
	Pinnacle Financial Partners Inc.	1,138,933	100,556
	Morningstar Inc.	372,182	95,692
	Erie Indemnity Co. Class A	400,469	77,431
*	Open Lending Corp. Class A	1,691,324	72,879
*	Alleghany Corp.	104,316	69,586
	Western Alliance Bancorp	734,286	68,178
*,1	Credit Acceptance Corp.	144,955	65,826
29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Trupanion Inc.	568,553	65,440
	Pacific Premier Bancorp Inc.	1,493,059	63,141
*,1	Lemonade Inc.	532,836	58,298
	Kinsale Capital Group Inc.	341,966	56,346
	Ameris Bancorp	1,045,457	52,931
	ServisFirst Bancshares Inc.	769,220	52,292
	Hamilton Lane Inc. Class A	484,919	44,186
	Independent Bank Group Inc.	580,404	42,938
	Virtu Financial Inc. Class A	1,503,984	41,555
	Essent Group Ltd.	842,934	37,890
*	LendingTree Inc.	177,913	37,696
*	Focus Financial Partners Inc. Class A	752,007	36,472
	Goosehead Insurance Inc. Class A	261,107	33,239
	Houlihan Lokey Inc. Class A	404,180	33,058
	Cohen & Steers Inc.	379,334	31,140
*	Upstart Holdings Inc.	241,867	30,209
*	Cannae Holdings Inc.	684,607	23,215
*,1	Riot Blockchain Inc.	562,377	21,185
*	Silvergate Capital Corp. Class A	179,295	20,318
	TFS Financial Corp.	882,524	17,915
	National Bank Holdings Corp. Class A	459,976	17,359
*	Oscar Health Inc. Class A	677,246	14,561
*	Palomar Holdings Inc.	191,159	14,425
	Kearny Financial Corp.	1,143,415	13,664
	PJT Partners Inc. Class A	174,041	12,423
*,1	Root Inc. Class A	1,093,163	11,828
*	eHealth Inc.	195,223	11,401
	Redwood Trust Inc.	888,443	10,724
*	GoHealth Inc. Class A	943,481	10,576
	StepStone Group Inc. Class A	302,256	10,398
*,1	MetroMile Inc.	743,446	6,803
*,1	Romeo Power Inc.	670,542	5,458
*	AssetMark Financial Holdings Inc.	142,440	3,570
[1]	GCM Grosvenor Inc. Class A	268,180	2,794
[1]	loanDepot Inc. Class A	24,071	309
			1,495,905
Health Care (23.66%)
*	Charles River Laboratories International Inc.	791,143	292,660
*	Avantor Inc.	7,792,662	276,717
	Bio-Techne Corp.	612,606	275,832
	PerkinElmer Inc.	1,765,488	272,609
*	Masimo Corp.	779,330	188,949
*	Guardant Health Inc.	1,513,816	188,001
*	Intellia Therapeutics Inc.	1,025,109	165,975
*	Repligen Corp.	821,936	164,075
*	Penumbra Inc.	546,133	149,673
*	Syneos Health Inc.	1,635,018	146,318
*	Catalent Inc.	1,341,194	145,010
*	Neurocrine Biosciences Inc.	1,489,546	144,963
*	Natera Inc.	1,247,521	141,631
*	Arrowhead Pharmaceuticals Inc.	1,558,311	129,059
*	Amedisys Inc.	513,115	125,677
	Chemed Corp.	251,222	119,205
	Bruker Corp.	1,551,297	117,868
*	Novocure Ltd.	512,313	113,641
*	STAAR Surgical Co.	739,063	112,707
*	Fate Therapeutics Inc.	1,259,745	109,333
*	Acceleron Pharma Inc.	860,951	108,041
*	Bio-Rad Laboratories Inc. Class A	165,330	106,520
*	HealthEquity Inc.	1,313,768	105,732
*	Omnicell Inc.	680,446	103,054
30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	2,243,244	101,866
*	LHC Group Inc.	473,994	94,922
*	Globus Medical Inc. Class A	1,222,803	94,804
*	Shockwave Medical Inc.	496,154	94,135
*	Sarepta Therapeutics Inc.	1,195,067	92,905
*	Twist Bioscience Corp.	693,770	92,445
*	Tandem Diabetes Care Inc.	937,710	91,333
*	Ultragenyx Pharmaceutical Inc.	957,398	91,288
*	Exelixis Inc.	4,938,774	89,984
*,1	Invitae Corp.	2,633,124	88,815
*	Nevro Corp.	520,667	86,321
*	Ionis Pharmaceuticals Inc.	2,111,861	84,242
*	Blueprint Medicines Corp.	920,066	80,929
*	Medpace Holdings Inc.	453,626	80,124
*	NeoGenomics Inc.	1,766,391	79,788
*	Inspire Medical Systems Inc.	407,693	78,791
*	Neogen Corp.	1,687,084	77,673
*	Integra LifeSciences Holdings Corp.	1,132,914	77,310
*	Adaptive Biotechnologies Corp.	1,881,243	76,868
*	Beam Therapeutics Inc.	592,159	76,217
*	CareDx Inc.	820,684	75,109
*	Quidel Corp.	570,251	73,061
	Ensign Group Inc.	823,471	71,370
*	ICU Medical Inc.	317,927	65,429
*	Arena Pharmaceuticals Inc.	957,788	65,321
*	Apellis Pharmaceuticals Inc.	1,015,682	64,191
*	Alkermes plc	2,531,042	62,061
*	Editas Medicine Inc. Class A	1,068,304	60,509
*	Maravai LifeSciences Holdings Inc. Class A	1,443,027	60,218
	Hill-Rom Holdings Inc.	524,275	59,552
*	Glaukos Corp.	693,725	58,849
*	NuVasive Inc.	815,006	55,241
*	Merit Medical Systems Inc.	839,506	54,282
*	AtriCure Inc.	684,065	54,267
*	Haemonetics Corp.	804,115	53,586
*	Agios Pharmaceuticals Inc.	971,831	53,558
*	Progyny Inc.	904,867	53,387
*	Insmed Inc.	1,811,422	51,553
*	Allakos Inc.	591,845	50,526
*	1Life Healthcare Inc.	1,512,950	50,018
*	Nektar Therapeutics	2,878,516	49,395
*	Denali Therapeutics Inc.	619,382	48,584
*	Vir Biotechnology Inc.	1,022,462	48,342
*	Emergent BioSolutions Inc.	758,398	47,772
*	Arvinas Inc.	618,787	47,647
*	PTC Therapeutics Inc.	1,112,497	47,025
*	Sage Therapeutics Inc.	827,668	47,020
*	Intra-Cellular Therapies Inc.	1,149,266	46,913
*	ACADIA Pharmaceuticals Inc.	1,897,122	46,271
*	R1 RCM Inc.	2,056,805	45,743
*	Inari Medical Inc.	468,711	43,721
*	Veracyte Inc.	1,057,514	42,279
*	Pacira BioSciences Inc.	692,337	42,011
*	Amicus Therapeutics Inc.	4,183,986	40,334
*	Accolade Inc.	738,100	40,086
*	Inovalon Holdings Inc. Class A	1,162,470	39,617
*	SpringWorks Therapeutics Inc.	462,919	38,149
*	Sotera Health Co.	1,556,908	37,724
*	Option Care Health Inc.	1,696,713	37,107
*	Corcept Therapeutics Inc.	1,659,299	36,505
*	FibroGen Inc.	1,303,901	34,723
31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Global Blood Therapeutics Inc.	979,186	34,291
*	Bluebird Bio Inc.	1,060,667	33,920
*	Health Catalyst Inc.	595,116	33,035
*	Berkeley Lights Inc.	734,493	32,913
*	Ligand Pharmaceuticals Inc.	248,780	32,637
*	Xencor Inc.	915,637	31,580
	CONMED Corp.	228,756	31,438
*	Privia Health Group Inc.	692,386	30,721
*	AdaptHealth Corp. Class A	1,117,841	30,640
*	REVOLUTION Medicines Inc.	923,948	29,326
*	Relay Therapeutics Inc.	799,030	29,237
*	iRhythm Technologies Inc.	437,772	29,046
*	Allogene Therapeutics Inc.	1,112,902	29,025
*	Zentalis Pharmaceuticals Inc.	523,831	27,868
*	Ironwood Pharmaceuticals Inc. Class A	2,165,054	27,864
*	Ortho Clinical Diagnostics Holdings plc	1,292,947	27,682
	Luminex Corp.	706,823	26,011
*	Evolent Health Inc. Class A	1,230,345	25,985
*,1	Multiplan Corp.	2,626,022	25,000
*	Heron Therapeutics Inc.	1,601,349	24,853
*	Supernus Pharmaceuticals Inc.	792,079	24,388
*	Deciphera Pharmaceuticals Inc.	638,079	23,360
*	Silk Road Medical Inc.	488,030	23,357
*	NanoString Technologies Inc.	355,482	23,032
*	Inogen Inc.	352,181	22,952
*	REGENXBIO Inc.	568,235	22,076
*	CorVel Corp.	154,457	20,744
*	Certara Inc.	601,427	17,038
*	Alector Inc.	815,357	16,984
*	Pennant Group Inc.	400,598	16,384
*,1	Butterfly Network Inc.	1,101,886	15,955
*	Generation Bio Co.	578,894	15,572
*	Rocket Pharmaceuticals Inc.	348,948	15,455
*,1	SmileDirectClub Inc. Class A	1,766,613	15,334
*	Pulmonx Corp.	342,008	15,089
*	PMV Pharmaceuticals Inc.	424,906	14,515
*,1	Kronos Bio Inc.	573,141	13,727
*	Radius Health Inc.	742,931	13,551
*	Theravance Biopharma Inc.	905,581	13,149
*	Innoviva Inc.	980,389	13,147
*,1	ImmunityBio Inc.	905,562	12,931
*	Eargo Inc.	304,536	12,154
*	Signify Health Inc. Class A	396,292	12,059
*	Vaxcyte Inc.	525,178	11,822
*,1	OPKO Health Inc.	2,898,168	11,738
*	Orthofix Medical Inc.	292,281	11,723
*,1	Clover Health Investments Corp.	874,422	11,647
*	HealthStream Inc.	396,997	11,092
*	ChemoCentryx Inc.	822,677	11,016
*	Sangamo Therapeutics Inc.	905,089	10,834
*	Epizyme Inc.	1,282,955	10,661
*	Doximity Inc. Class A	183,163	10,660
*,1	Nuvation Bio Inc.	1,112,422	10,357
*	Alignment Healthcare Inc.	441,739	10,323
*	Atara Biotherapeutics Inc.	628,070	9,767
*,1	Precigen Inc.	1,465,258	9,554
*,1	Hims & Hers Health Inc.	865,328	9,423
*	Phathom Pharmaceuticals Inc.	270,994	9,173
*	Recursion Pharmaceuticals Inc. Class A	249,814	9,118
*	Sana Biotechnology Inc.	442,707	8,704
*	Rubius Therapeutics Inc.	351,136	8,571
32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	LifeStance Health Group Inc.	300,458	8,371
*	Intercept Pharmaceuticals Inc.	417,217	8,332
*	Gossamer Bio Inc.	955,066	7,755
*,1	Cerevel Therapeutics Holdings Inc.	300,678	7,703
*	BioAtla Inc.	177,077	7,505
*	Olema Pharmaceuticals Inc.	251,111	7,026
*	Natus Medical Inc.	267,963	6,962
*	Innovage Holding Corp.	319,664	6,812
*	Instil Bio Inc.	303,697	5,867
*	Nkarta Inc.	179,967	5,703
*	Agiliti Inc.	256,096	5,601
*,1	Prelude Therapeutics Inc.	195,359	5,593
*,1	Cullinan Oncology Inc.	205,296	5,286
*	Kinnate Biopharma Inc.	206,110	4,798
*	Spectrum Pharmaceuticals Inc.	1,270,132	4,763
*,1	Esperion Therapeutics Inc.	221,681	4,689
*,1	Clovis Oncology Inc.	781,130	4,531
*	Aveanna Healthcare Holdings Inc.	362,018	4,478
*	Seer Inc. Class A	133,591	4,379
*	ZIOPHARM Oncology Inc.	1,610,002	4,250
*	AnaptysBio Inc.	150,658	3,907
*	Harmony Biosciences Holdings Inc.	111,859	3,158
*	Lyell Immunopharma Inc.	190,894	3,100
*	Vor BioPharma Inc.	145,989	2,723
*	Treace Medical Concepts Inc.	82,958	2,593
*	Singular Genomics Systems Inc.	81,182	2,231
*,1	Design Therapeutics Inc.	109,337	2,175
*	Day One Biopharmaceuticals Inc.	62,505	1,423
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,054,451	928
*	Bright Health Group Inc.	47,686	818
*	PRA Health Sciences Inc.	780	129
			8,948,863
Industrials (16.59%)
*	Fair Isaac Corp.	430,271	216,289
*	Bill.com Holdings Inc.	1,145,450	209,824
	Graco Inc.	2,666,950	201,888
	Lennox International Inc.	535,192	187,745
	Toro Co.	1,694,124	186,150
*	Trex Co. Inc.	1,817,195	185,736
	Nordson Corp.	822,942	180,644
*	Axon Enterprise Inc.	1,019,291	180,211
	MKS Instruments Inc.	872,332	155,231
	A O Smith Corp.	2,118,181	152,636
	Watsco Inc.	518,243	148,549
*	Berry Global Group Inc.	2,124,277	138,545
*	WEX Inc.	704,575	136,617
	Genpact Ltd.	2,949,832	134,011
*	Paylocity Holding Corp.	600,657	114,605
*,1	Virgin Galactic Holdings Inc.	2,465,944	113,433
	Cognex Corp.	1,321,467	111,069
*	Euronet Worldwide Inc.	790,151	106,947
*	TopBuild Corp.	520,862	103,016
*	Coherent Inc.	386,483	102,163
*	WillScot Mobile Mini Holdings Corp.	3,573,618	99,597
	Advanced Drainage Systems Inc.	845,980	98,616
	Littelfuse Inc.	386,897	98,577
	Jack Henry & Associates Inc.	585,226	95,690
	Landstar System Inc.	605,187	95,632
	Eagle Materials Inc.	667,785	94,899
	BWX Technologies Inc.	1,499,417	87,146
*	Saia Inc.	415,013	86,941
33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Maximus Inc.	968,840	85,229
*	Chart Industries Inc.	573,197	83,870
*	ASGN Inc.	796,716	77,226
*	Middleby Corp.	438,538	75,981
	Simpson Manufacturing Co. Inc.	684,706	75,619
	Exponent Inc.	821,825	73,315
*	AZEK Co. Inc. Class A	1,707,832	72,515
*	AMN Healthcare Services Inc.	745,147	72,264
	John Bean Technologies Corp.	500,991	71,451
*	Itron Inc.	711,632	71,149
*	ACI Worldwide Inc.	1,769,867	65,733
*	Shift4 Payments Inc. Class A	646,768	60,615
*	Mercury Systems Inc.	886,032	58,726
	Woodward Inc.	476,101	58,503
	Aerojet Rocketdyne Holdings Inc.	1,196,435	57,776
*	Kratos Defense & Security Solutions Inc.	1,953,064	55,643
*	Bloom Energy Corp. Class A	2,046,743	54,996
*	ExlService Holdings Inc.	499,850	53,114
	Insperity Inc.	579,884	52,404
*,1	Nikola Corp.	2,787,065	50,334
	Franklin Electric Co. Inc.	623,638	50,278
*,1	Marathon Digital Holdings Inc.	1,486,030	46,617
	Installed Building Products Inc.	375,162	45,905
*	TriNet Group Inc.	621,617	45,055
	Badger Meter Inc.	458,821	45,020
*	Masonite International Corp.	385,291	43,072
	AAON Inc.	659,654	41,288
	Armstrong World Industries Inc.	376,522	40,386
*	Proto Labs Inc.	435,432	39,973
	Forward Air Corp.	429,600	38,557
*	AeroVironment Inc.	370,367	37,092
	Mueller Water Products Inc. Class A	2,492,924	35,948
	Helios Technologies Inc.	456,201	35,606
*	Vicor Corp.	324,675	34,331
	Raven Industries Inc.	564,835	32,676
*	Verra Mobility Corp. Class A	2,042,575	31,394
*,1	TuSimple Holdings Inc. Class A	436,471	31,094
	Lindsay Corp.	171,518	28,348
*	Cimpress plc	245,639	26,630
*	Welbilt Inc.	1,009,012	23,359
*	FARO Technologies Inc.	285,504	22,204
	Tennant Co.	278,033	22,201
*	Air Transport Services Group Inc.	933,524	21,686
	Albany International Corp. Class A	241,381	21,546
	Maxar Technologies Inc.	536,786	21,428
	Comfort Systems USA Inc.	270,840	21,339
*	Evo Payments Inc. Class A	736,843	20,440
*	Gibraltar Industries Inc.	256,555	19,578
*	Hayward Holdings Inc.	726,837	18,912
*	Dycom Industries Inc.	229,906	17,135
*,1	PureCycle Technologies Inc.	629,653	14,891
*,1	Desktop Metal Inc. Class A	1,106,095	12,720
*	Danimer Scientific Inc.	504,416	12,636
	Enerpac Tool Group Corp. Class A	472,717	12,584
*	BTRS Holdings Inc.	941,389	11,880
*	American Woodmark Corp.	133,678	10,920
*	ZipRecruiter Inc. Class A	406,207	10,147
*,1	Hyliion Holdings Corp.	812,950	9,471
*	Thermon Group Holdings Inc.	522,045	8,896
	Pactiv Evergreen Inc.	557,166	8,396
*	Forrester Research Inc.	180,513	8,267
34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Velodyne Lidar Inc.	745,746	7,935
*,1	View Inc.	768,080	6,513
	Heartland Express Inc.	377,029	6,459
*	GreenSky Inc. Class A	1,113,595	6,180
	Gorman-Rupp Co.	164,285	5,658
*	First Advantage Corp.	179,240	3,569
*	TaskUS Inc. Class A	98,932	3,387
*	Latch Inc.	248,306	3,047
*	Paymentus Holdings Inc. Class A	77,966	2,768
*	Flywire Corp.	74,599	2,741
*	Legalzoom.com Inc.	7,903	299
			6,277,332
Other (0.00%)[3]
*,2	First Eagle Private Credit LLC CVR	323,987	30
Real Estate (7.81%)
	Equity LifeStyle Properties Inc.	2,582,815	191,929
	American Homes 4 Rent Class A	4,343,805	168,757
	Americold Realty Trust	3,976,199	150,499
	CubeSmart	3,173,041	146,975
	CyrusOne Inc.	1,930,832	138,093
	STORE Capital Corp.	3,833,714	132,301
	Rexford Industrial Realty Inc.	2,253,007	128,309
	Kilroy Realty Corp.	1,833,964	127,717
	American Campus Communities Inc.	2,172,038	101,478
*	Redfin Corp.	1,558,657	98,834
*	Host Hotels & Resorts Inc.	5,563,012	95,072
	STAG Industrial Inc.	2,516,216	94,182
	Healthcare Trust of America Inc. Class A	3,448,238	92,068
	CoreSite Realty Corp.	677,373	91,174
	Spirit Realty Capital Inc.	1,811,774	86,675
	Regency Centers Corp.	1,338,515	85,759
	QTS Realty Trust Inc. Class A	1,084,035	83,796
	Innovative Industrial Properties Inc.	376,253	71,872
	Lamar Advertising Co. Class A	683,438	71,365
	Terreno Realty Corp.	1,096,830	70,768
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,241,102	69,688
*	Howard Hughes Corp.	651,922	63,536
*	Ryman Hospitality Properties Inc.	781,535	61,710
	Broadstone Net Lease Inc. Class A	2,458,275	57,548
	National Storage Affiliates Trust	963,758	48,728
	PS Business Parks Inc.	324,689	48,080
*	eXp World Holdings Inc.	1,024,072	39,703
	CareTrust REIT Inc.	1,522,018	35,357
	Physicians Realty Trust	1,694,201	31,292
	JBG SMITH Properties	982,272	30,951
*	DigitalBridge Group Inc.	3,824,623	30,215
	Paramount Group Inc.	2,926,551	29,470
	Kite Realty Group Trust	1,328,575	29,242
	Essential Properties Realty Trust Inc.	923,865	24,981
	St. Joe Co.	555,588	24,785
	Pebblebrook Hotel Trust	1,033,050	24,328
	Safehold Inc.	251,272	19,725
	Uniti Group Inc.	1,835,679	19,440
*	Marcus & Millichap Inc.	404,150	15,709
	Universal Health Realty Income Trust	194,918	11,997
	Alexander's Inc.	32,124	8,608
*	Compass Inc. Class A	8,468	111
			2,952,827
35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Technology (21.64%)
	Entegris Inc.	2,134,071	262,427
*	PTC Inc.	1,655,485	233,854
*	Avalara Inc.	1,286,677	208,184
*	Ceridian HCM Holding Inc.	2,115,543	202,923
*	Five9 Inc.	1,056,065	193,672
*	Dynatrace Inc.	3,121,338	182,349
*	Cree Inc.	1,819,566	178,190
*	MongoDB Inc. Class A	464,794	168,032
*	Proofpoint Inc.	902,792	156,869
*	Guidewire Software Inc.	1,318,485	148,620
	Universal Display Corp.	668,241	148,570
*	Aspen Technology Inc.	1,070,916	147,294
*	Manhattan Associates Inc.	1,001,712	145,088
*	Elastic NV	989,947	144,295
*	Zendesk Inc.	934,183	134,840
*	Smartsheet Inc. Class A	1,863,933	134,800
	Monolithic Power Systems Inc.	342,325	127,841
	Vertiv Holdings Co. Class A	4,440,403	121,223
*	Lattice Semiconductor Corp.	2,151,765	120,886
*	II-VI Inc.	1,653,036	119,994
*	Nutanix Inc. Class A	3,047,951	116,493
	Brooks Automation Inc.	1,171,186	111,591
*	Anaplan Inc.	2,050,124	109,272
*	Silicon Laboratories Inc.	704,949	108,033
*	Upwork Inc.	1,789,099	104,287
	Dolby Laboratories Inc. Class A	1,028,042	101,046
*	Digital Turbine Inc.	1,267,937	96,401
	CDK Global Inc.	1,918,758	95,343
*	J2 Global Inc.	675,318	92,890
*	Blackline Inc.	823,196	91,597
*	Varonis Systems Inc. Class B	1,589,162	91,567
*,1	Fastly Inc. Class A	1,500,849	89,451
	Pegasystems Inc.	640,322	89,126
*	Q2 Holdings Inc.	842,957	86,471
*	Appian Corp.	620,101	85,419
*	Pure Storage Inc. Class A	4,241,094	82,829
*	Everbridge Inc.	593,578	80,774
*	Alteryx Inc. Class A	933,461	80,296
	National Instruments Corp.	1,867,109	78,941
*	Rapid7 Inc.	825,588	78,125
*	3D Systems Corp.	1,873,115	74,868
	Power Integrations Inc.	908,423	74,545
*	FireEye Inc.	3,571,483	72,215
*	Vroom Inc.	1,721,198	72,049
*	Novanta Inc.	530,021	71,426
*	Sailpoint Technologies Holdings Inc.	1,382,870	70,623
*	Semtech Corp.	1,024,135	70,460
	CMC Materials Inc.	461,295	69,536
	Advanced Energy Industries Inc.	605,900	68,291
*	Asana Inc. Class A	1,084,316	67,260
*	Workiva Inc. Class A	599,065	66,694
*	Magnite Inc.	1,930,192	65,318
*	LivePerson Inc.	978,837	61,902
*	Envestnet Inc.	815,465	61,861
*,1	MicroStrategy Inc. Class A	92,068	61,179
*	New Relic Inc.	905,649	60,651
*	Alarm.com Holdings Inc.	706,398	59,832
*	Rogers Corp.	295,211	59,278
*,1	Box Inc. Class A	2,301,692	58,808
*	Ambarella Inc.	543,518	57,955
36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	SPS Commerce Inc.	563,982	56,314
*	Fabrinet	581,992	55,796
*	CommVault Systems Inc.	687,608	53,750
*	nCino Inc.	893,477	53,537
*	Onto Innovation Inc.	732,614	53,510
*	Diodes Inc.	668,922	53,360
*	Qualys Inc.	525,054	52,868
*	Cloudera Inc.	3,236,105	51,325
*	Cornerstone OnDemand Inc.	992,560	51,196
*	Vimeo Inc.	1,027,909	50,368
*	Duck Creek Technologies Inc.	1,142,338	49,703
*	Altair Engineering Inc. Class A	718,829	49,578
*	MACOM Technology Solutions Holdings Inc.	755,912	48,439
*	Tenable Holdings Inc.	1,166,860	48,250
*	Medallia Inc.	1,358,848	45,861
*	MaxLinear Inc. Class A	1,066,824	45,329
*	PagerDuty Inc.	1,051,194	44,760
*	Yelp Inc. Class A	1,117,660	44,662
*	FormFactor Inc.	1,220,656	44,505
*	Bandwidth Inc. Class A	293,152	40,431
*	BigCommerce Holdings Inc.	597,603	38,796
*	Cargurus Inc. Class A	1,400,107	36,725
	Shutterstock Inc.	373,647	36,681
*	Appfolio Inc. Class A	253,316	35,768
	Switch Inc. Class A	1,647,137	34,771
*	Schrodinger Inc.	409,958	30,997
*	Blackbaud Inc.	383,861	29,392
*	Zuora Inc. Class A	1,662,090	28,671
*	PROS Holdings Inc.	626,323	28,542
*	Bottomline Technologies DE Inc.	713,769	26,467
*	Yext Inc.	1,685,655	24,088
*	Sprout Social Inc. Class A	262,481	23,471
*	LiveRamp Holdings Inc.	499,874	23,419
*	nLight Inc.	639,521	23,202
*	Eventbrite Inc. Class A	1,177,668	22,376
*	Ping Identity Holding Corp.	803,331	18,396
*	Veeco Instruments Inc.	749,698	18,023
*	Telos Corp.	524,724	17,846
*,1	Skillz Inc. Class A	771,103	16,748
*	CEVA Inc.	340,819	16,121
*	Parsons Corp.	402,599	15,846
*	MediaAlpha Inc. Class A	334,067	14,064
*	Jamf Holding Corp.	416,555	13,984
*	DigitalOcean Holdings Inc.	251,368	13,974
*	Rackspace Technology Inc.	653,816	12,821
*,1	E2open Parent Holdings Inc.	956,037	10,918
*	Datto Holding Corp.	380,435	10,591
*	SolarWinds Corp.	620,635	10,483
*,1	Squarespace Inc. Class A	168,007	9,981
*,1	Ouster Inc.	763,147	9,532
*,1	Aeva Technologies Inc.	829,735	8,770
*	Olo Inc. Class A	215,616	8,062
*	Confluent Inc. Class A	167,016	7,933
*	ON24 Inc.	218,755	7,761
	Ebix Inc.	194,607	6,597
*	Sciplay Corp. Class A	364,272	6,174
*	Viant Technology Inc. Class A	171,808	5,116
*,1	PubMatic Inc. Class A	84,606	3,306
*	Sprinklr Inc. Class A	130,697	2,691
*	Vertex Inc. Class A	118,770	2,606
*	KnowBe4 Inc. Class A	69,125	2,162
37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2021
			Shares	Market Value ($000)
*		SecureWorks Corp. Class A	106,545	1,974
*		SEMrush Holdings Inc. Class A	84,301	1,941
*,1		Zeta Global Holdings Corp. Class A	180,530	1,516
*		SentinelOne Inc. Class A	7,901	336
*		Clear Secure Inc. Class A	7,900	316
*		DoubleVerify Holdings Inc.	3,178	135
*		Xometry Inc. Class A	794	69
*,2		Media General Inc. CVR	1,362,047	53
*		Procore Technologies Inc.	329	31
*		Alkami Technology Inc.	793	28
				8,188,467
Telecommunications (1.74%)
		Cable One Inc.	85,544	163,629
*		Ciena Corp.	2,440,854	138,860
*		Lumentum Holdings Inc.	1,195,914	98,101
*		Viasat Inc.	1,085,513	54,102
		Cogent Communications Holdings Inc.	675,250	51,920
		Shenandoah Telecommunications Co.	746,164	36,196
*,1		fuboTV Inc.	938,773	30,144
*		Infinera Corp.	2,740,249	27,951
*,1		Globalstar Inc.	11,272,070	20,064
*		WideOpenWest Inc.	822,056	17,025
		Loral Space & Communications Inc.	202,182	7,855
		ATN International Inc.	162,753	7,404
*,1		Gogo Inc.	344,751	3,923
				657,174
Utilities (1.35%)
*		Sunrun Inc.	3,053,667	170,334
*		Clean Harbors Inc.	774,346	72,123
*		Evoqua Water Technologies Corp.	1,891,187	63,884
*		Casella Waste Systems Inc. Class A	795,160	50,437
*		Sunnova Energy International Inc.	1,320,575	49,733
		Ormat Technologies Inc.	707,596	49,199
		Covanta Holding Corp.	1,881,947	33,141
		California Water Service Group	399,679	22,198
				511,049
Total Common Stocks (Cost $25,020,640)				37,681,855
		Coupon
Temporary Cash Investments (2.39%)
Money Market Fund (2.39%)
[4,5]	Vanguard Market Liquidity Fund (Cost $902,938)	0.056%	9,030,335	903,033
Total Investments (102.00%) (Cost $25,923,578)				38,584,888
Other Assets and Liabilities—Net (-2.00%)				(754,819)
Net Assets (100%)				37,830,069
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $733,508,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $766,093,000 was received for securities on loan, of which $760,150,000 is held in Vanguard Market Liquidity Fund and $5,943,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Common Stocks (99.72%)
Basic Materials (5.91%)
	Steel Dynamics Inc.	3,110,808	185,404
	Mosaic Co.	5,301,033	169,156
*,1	Cleveland-Cliffs Inc.	6,972,292	150,323
	Reliance Steel & Aluminum Co.	987,557	149,022
	Scotts Miracle-Gro Co.	604,375	115,992
	Olin Corp.	2,223,339	102,852
*	Alcoa Corp.	2,699,080	99,434
	Valvoline Inc.	2,810,898	91,242
	United States Steel Corp.	3,761,232	90,269
	Chemours Co.	2,565,423	89,277
	CF Industries Holdings Inc.	1,662,391	85,530
	Timken Co.	1,059,756	85,406
	Ashland Global Holdings Inc.	940,868	82,326
	Huntsman Corp.	3,092,644	82,017
	Element Solutions Inc.	3,260,057	76,220
	W R Grace & Co.	1,027,349	71,010
	Avient Corp.	1,415,132	69,568
	UFP Industries Inc.	910,762	67,706
*	Univar Solutions Inc.	2,628,706	64,088
	Hecla Mining Co.	8,302,014	61,767
	Commercial Metals Co.	1,868,652	57,405
	Sensient Technologies Corp.	655,757	56,762
*	Arconic Corp.	1,534,938	54,674
	Cabot Corp.	878,560	50,016
*	Domtar Corp.	779,976	42,867
	Minerals Technologies Inc.	523,692	41,199
*	Hexcel Corp.	648,873	40,490
	Tronox Holdings plc Class A	1,784,548	39,974
	Stepan Co.	331,906	39,918
	Mueller Industries Inc.	842,344	36,482
	Boise Cascade Co.	610,912	35,647
	Innospec Inc.	382,139	34,626
	Worthington Industries Inc.	535,316	32,751
*	Coeur Mining Inc.	3,582,658	31,814
	Compass Minerals International Inc.	528,472	31,317
	Kaiser Aluminum Corp.	246,326	30,419
	Carpenter Technology Corp.	746,697	30,032
	Materion Corp.	315,750	23,792
	Westlake Chemical Corp.	247,789	22,323
	Schweitzer-Mauduit International Inc.	485,453	19,603
	Schnitzer Steel Industries Inc. Class A	379,341	18,607
*	GCP Applied Technologies Inc.	793,287	18,452
*	Kraton Corp.	472,157	15,246
	PQ Group Holdings Inc.	845,936	12,994
*	Koppers Holdings Inc.	312,534	10,110
	Glatfelter Corp.	692,066	9,668
*	Zymergen Inc.	155,181	6,209
	Tredegar Corp.	443,312	6,104
	FutureFuel Corp.	202,308	1,942
*,1	MP Materials Corp.	645	24
			2,840,076
Consumer Discretionary (16.37%)
*	Tapestry Inc.	4,324,343	188,022
	Williams-Sonoma Inc.	1,167,535	186,397
*	Norwegian Cruise Line Holdings Ltd.	5,738,289	168,763
	Newell Brands Inc.	5,933,409	162,991
	Lithia Motors Inc. Class A	461,561	158,611
	Gap Inc.	4,361,772	146,774
39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Nielsen Holdings plc	5,560,118	137,168
	Kohl's Corp.	2,444,927	134,740
*	Capri Holdings Ltd.	2,347,207	134,237
	Service Corp. International	2,477,442	132,766
	L Brands Inc.	1,730,519	124,701
	Polaris Inc.	902,428	123,597
*	PVH Corp.	1,104,296	118,811
*	Alaska Air Group Inc.	1,930,094	116,404
	Harley-Davidson Inc.	2,384,507	109,258
*	Mattel Inc.	5,409,983	108,741
*	American Airlines Group Inc.	4,969,877	105,411
	Toll Brothers Inc.	1,815,062	104,929
	Leggett & Platt Inc.	1,964,207	101,766
*	BJ's Wholesale Club Holdings Inc.	2,126,698	101,188
	Hanesbrands Inc.	5,416,823	101,132
*	AutoNation Inc.	1,061,443	100,635
*	Marriott Vacations Worldwide Corp.	628,486	100,118
	Interpublic Group of Cos. Inc.	3,041,981	98,834
*	GameStop Corp. Class A	460,749	98,665
	Foot Locker Inc.	1,600,379	98,631
	New York Times Co. Class A	2,199,462	95,787
*	Terminix Global Holdings Inc.	1,994,507	95,158
	Thor Industries Inc.	815,283	92,127
*	Macy's Inc.	4,832,362	91,622
	Dick's Sporting Goods Inc.	914,156	91,589
	American Eagle Outfitters Inc.	2,332,254	87,529
*	Helen of Troy Ltd.	378,931	86,442
*	Deckers Outdoor Corp.	218,352	83,862
*	JetBlue Airways Corp.	4,905,492	82,314
	Lear Corp.	466,100	81,698
	AMERCO	136,803	80,632
*	Goodyear Tire & Rubber Co.	4,326,517	74,200
	Aramark	1,975,298	73,580
	Qurate Retail Inc. Class A	5,589,295	73,164
	Carter's Inc.	647,340	66,786
	H&R Block Inc.	2,812,391	66,035
	Wendy's Co.	2,745,516	64,300
	TEGNA Inc.	3,416,879	64,101
*	Nordstrom Inc.	1,725,078	63,086
*	Signet Jewelers Ltd.	771,456	62,326
*	TripAdvisor Inc.	1,539,417	62,038
*	Under Armour Inc. Class A	2,931,298	61,997
*	Sabre Corp.	4,953,815	61,824
*	Avis Budget Group Inc.	758,156	59,053
*	Under Armour Inc. Class C	3,078,466	57,167
	KB Home	1,356,656	55,243
	Dana Inc.	2,253,204	53,536
	Murphy USA Inc.	396,710	52,909
*	Meritage Homes Corp.	557,723	52,471
	Wyndham Hotels & Resorts Inc.	725,099	52,417
*	Bed Bath & Beyond Inc.	1,572,493	52,348
	Rent-A-Center Inc.	976,494	51,823
*	Asbury Automotive Group Inc.	299,997	51,410
*	Spirit Airlines Inc.	1,680,790	51,163
	PROG Holdings Inc.	1,050,653	50,568
*	Taylor Morrison Home Corp. Class A	1,900,791	50,219
*	Hyatt Hotels Corp. Class A	605,697	47,026
	Kontoor Brands Inc.	804,560	45,385
*	Abercrombie & Fitch Co. Class A	959,516	44,550
*	Coty Inc. Class A	4,757,637	44,436
	MDC Holdings Inc.	872,988	44,173
40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Brinker International Inc.	710,216	43,927
	Wolverine World Wide Inc.	1,284,970	43,226
	Herman Miller Inc.	915,760	43,169
	Ralph Lauren Corp.	354,973	41,819
	Group 1 Automotive Inc.	267,846	41,363
	Travel + Leisure Co.	667,240	39,667
*	Cheesecake Factory Inc.	731,513	39,633
*	Tri Pointe Homes Inc.	1,833,644	39,295
	John Wiley & Sons Inc. Class A	652,698	39,279
*	Sally Beauty Holdings Inc.	1,754,942	38,732
	Penske Automotive Group Inc.	501,800	37,881
*	Urban Outfitters Inc.	915,262	37,727
	Graham Holdings Co. Class B	59,492	37,712
*	Bloomin' Brands Inc.	1,380,399	37,464
*	ODP Corp.	765,277	36,741
	Big Lots Inc.	545,254	35,992
*,1	Luminar Technologies Inc. Class A	1,612,807	35,401
*	Cinemark Holdings Inc.	1,577,317	34,622
*	KAR Auction Services Inc.	1,938,278	34,017
*	SkyWest Inc.	780,955	33,636
*	Lions Gate Entertainment Corp. Class B	1,784,307	32,653
	PriceSmart Inc.	358,156	32,596
*	Central Garden & Pet Co. Class A	635,079	30,674
*	Cardlytics Inc.	228,785	29,040
	Rush Enterprises Inc. Class A	660,678	28,568
*	AMC Networks Inc. Class A	427,368	28,548
*	Knowles Corp.	1,442,529	28,475
	HNI Corp.	643,150	28,279
	Cracker Barrel Old Country Store Inc.	183,586	27,255
	La-Z-Boy Inc.	719,952	26,667
*	Adtalem Global Education Inc.	729,622	26,004
*	Meredith Corp.	595,535	25,870
	Acushnet Holdings Corp.	516,850	25,532
	Steven Madden Ltd.	578,563	25,318
*	Tenneco Inc. Class A	1,274,424	24,622
	Oxford Industries Inc.	248,530	24,565
	Sturm Ruger & Co. Inc.	271,697	24,447
*	Laureate Education Inc. Class A	1,618,599	23,486
	Buckle Inc.	461,824	22,976
*,1	Fisker Inc.	1,133,697	21,858
*	GoPro Inc. Class A	1,837,931	21,412
*	Academy Sports & Outdoors Inc.	506,978	20,908
*	G-III Apparel Group Ltd.	635,654	20,888
*	iHeartMedia Inc. Class A	775,645	20,888
*	Vista Outdoor Inc.	448,167	20,741
	Knoll Inc.	785,834	20,424
*	Lions Gate Entertainment Corp. Class A	915,168	18,944
	Steelcase Inc. Class A	1,252,997	18,933
*	At Home Group Inc.	506,408	18,656
*	Hawaiian Holdings Inc.	750,238	18,283
[1]	Dillard's Inc. Class A	96,792	17,508
*	American Axle & Manufacturing Holdings Inc.	1,674,411	17,330
	Aaron's Co. Inc.	528,328	16,901
*	BJ's Restaurants Inc.	341,204	16,767
	Matthews International Corp. Class A	464,402	16,700
*	Zumiez Inc.	338,136	16,565
	Guess? Inc.	602,237	15,899
*	Designer Brands Inc. Class A	952,888	15,770
*	WW International Inc.	403,149	14,570
	Sonic Automotive Inc. Class A	323,132	14,457
*	Cars.com Inc.	1,007,230	14,434
41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Clear Channel Outdoor Holdings Inc.	5,453,813	14,398
	Interface Inc. Class A	911,992	13,953
	Smith & Wesson Brands Inc.	390,685	13,557
	Sinclair Broadcast Group Inc. Class A	377,262	12,533
*	Dine Brands Global Inc.	126,135	11,258
*,1	Canoo Inc.	1,101,222	10,946
*	Children's Place Inc.	107,723	10,025
*,1	Lordstown Motors Corp.	887,447	9,815
*	Stride Inc.	304,758	9,792
*,1	Cricut Inc. Class A	228,591	9,738
	Inter Parfums Inc.	134,987	9,719
*	elf Beauty Inc.	356,189	9,667
	Scholastic Corp.	250,092	9,476
*	Figs Inc. Class A	177,648	8,900
*	Vizio Holding Corp. Class A	328,413	8,870
	Caleres Inc.	281,229	7,675
*	MSG Networks Inc. Class A	499,704	7,286
*,1	XL Fleet Corp.	860,310	7,166
*	Central Garden & Pet Co.	135,011	7,146
*	Genesco Inc.	111,729	7,115
*	Latham Group Inc.	185,828	5,939
	Rush Enterprises Inc. Class B	144,891	5,526
*	El Pollo Loco Holdings Inc.	291,213	5,326
	Global Industrial Co.	130,964	4,808
*	Lands' End Inc.	113,683	4,667
*	Frontier Group Holdings Inc.	256,772	4,375
*	American Public Education Inc.	137,747	3,904
*,1	ThredUp Inc. Class A	110,257	3,206
*,1	AMC Entertainment Holdings Inc. Class A	9,510	539
*	Mister Car Wash Inc.	16,381	353
*	Integral Ad Science Holding Corp.	8,276	170
*	Overstock.com Inc.	435	40
*	Allegiant Travel Co.	156	30
*	Sun Country Airlines Holdings Inc.	187	7
*	Coursera Inc.	142	6
*	Dream Finders Homes Inc. Class A	189	5
*	ACV Auctions Inc. Class A	177	5
			7,865,039
Consumer Staples (3.27%)
	Bunge Ltd.	2,083,835	162,852
*	US Foods Holding Corp.	3,098,160	118,845
*	Performance Food Group Co.	2,073,665	100,552
	Ingredion Inc.	985,944	89,228
*	Herbalife Nutrition Ltd.	1,645,988	86,793
*	Darling Ingredients Inc.	1,265,906	85,449
*	Molson Coors Beverage Co. Class B	1,398,223	75,071
	Flowers Foods Inc.	2,954,139	71,490
	Spectrum Brands Holdings Inc.	628,170	53,420
*	Hain Celestial Group Inc.	1,314,383	52,733
*	Grocery Outlet Holding Corp.	1,336,739	46,331
	Energizer Holdings Inc.	1,060,731	45,590
*	Sprouts Farmers Market Inc.	1,832,408	45,535
	Nu Skin Enterprises Inc. Class A	776,478	43,987
*	TreeHouse Foods Inc.	872,425	38,840
	Edgewell Personal Care Co.	843,876	37,046
[1]	B&G Foods Inc.	1,006,168	33,002
*	United Natural Foods Inc.	874,700	32,346
	Core-Mark Holding Co. Inc.	701,768	31,587
*	Hostess Brands Inc. Class A	1,937,384	31,366
	Sanderson Farms Inc.	155,374	29,206
	Lancaster Colony Corp.	149,897	29,007
42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Vector Group Ltd.	2,037,229	28,806
	Reynolds Consumer Products Inc.	810,983	24,613
	Cal-Maine Foods Inc.	612,789	22,189
	Universal Corp.	359,594	20,486
	Fresh Del Monte Produce Inc.	549,820	18,078
*	Pilgrim's Pride Corp.	755,041	16,747
	Andersons Inc.	462,028	14,106
	Seaboard Corp.	3,574	13,827
*	Rite Aid Corp.	809,649	13,197
	Weis Markets Inc.	250,383	12,935
	ACCO Brands Corp.	1,401,035	12,091
*	Beauty Health Co.	628,602	10,561
	Tootsie Roll Industries Inc.	247,383	8,389
*,1	AppHarvest Inc.	464,917	7,439
*	Honest Co. Inc.	212,123	3,434
*	Duckhorn Portfolio Inc.	135,029	2,979
*	Hydrofarm Holdings Group Inc.	146	9
			1,570,162
Energy (5.38%)
	Diamondback Energy Inc.	2,807,266	263,574
	Marathon Oil Corp.	12,225,426	166,510
	Targa Resources Corp.	3,545,959	157,618
	Devon Energy Corp.	5,249,223	153,225
*	First Solar Inc.	1,484,045	134,321
	Ovintiv Inc.	4,049,465	127,437
	APA Corp.	5,857,879	126,706
	Cimarex Energy Co.	1,595,205	115,573
*	EQT Corp.	4,324,196	96,257
*	NOV Inc.	6,054,257	92,751
	Chesapeake Energy Corp.	1,518,054	78,817
	HollyFrontier Corp.	2,265,883	74,548
*	Range Resources Corp.	3,623,491	60,730
*	Antero Resources Corp.	3,979,846	59,817
*	Southwestern Energy Co.	10,496,428	59,515
	Equitrans Midstream Corp.	6,370,554	54,213
	Murphy Oil Corp.	2,275,087	52,964
	Antero Midstream Corp.	4,815,415	50,032
	Helmerich & Payne Inc.	1,506,644	49,162
	Arcosa Inc.	747,543	43,911
*	Renewable Energy Group Inc.	702,079	43,768
	Continental Resources Inc.	1,141,217	43,400
*,1	Transocean Ltd.	9,110,021	41,177
*	CNX Resources Corp.	2,905,427	39,688
*	SunPower Corp.	1,339,985	39,154
*	California Resources Corp.	1,163,112	35,056
*,1	Stem Inc.	879,195	31,660
	World Fuel Services Corp.	931,149	29,545
	Core Laboratories NV	716,237	27,897
	Patterson-UTI Energy Inc.	2,768,859	27,522
*	PBF Energy Inc. Class A	1,484,458	22,712
	SM Energy Co.	910,776	22,432
	Delek US Holdings Inc.	1,027,843	22,222
	Archrock Inc.	2,382,255	21,226
*,1	ChargePoint Holdings Inc.	482,600	16,766
*	NOW Inc.	1,704,605	16,177
*	Magnolia Oil & Gas Corp. Class A	1,018,758	15,923
	Warrior Met Coal Inc.	795,067	13,675
*	Arch Resources Inc.	224,667	12,802
*	ProPetro Holding Corp.	1,343,641	12,308
*	MRC Global Inc.	1,211,942	11,392
	CVR Energy Inc.	471,427	8,467
43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Helix Energy Solutions Group Inc.	1,106,252	6,317
*	RPC Inc.	1,011,459	5,007
*	ChampionX Corp.	2,160	55
*	Oceaneering International Inc.	1,068	17
*	Dril-Quip Inc.	378	13
*	Whiting Petroleum Corp. Warrants Exp. 09/01/2025	699	4
*	Whiting Petroleum Corp. Class A Warrants Exp. 09/01/2024	196	1
			2,584,064
Financials (21.23%)
	Signature Bank	893,190	219,412
	Apollo Global Management Inc.	3,242,269	201,669
	Brown & Brown Inc.	3,713,746	197,348
	Invesco Ltd.	6,439,298	172,122
	LPL Financial Holdings Inc.	1,177,642	158,958
	East West Bancorp Inc.	2,199,461	157,679
	Comerica Inc.	2,164,893	154,443
	Ares Management Corp. Class A	2,391,112	152,051
	First Horizon Corp.	8,565,801	148,017
	Assurant Inc.	939,390	146,714
	Carlyle Group Inc.	3,023,740	140,543
	American Financial Group Inc.	1,121,892	139,922
	Zions Bancorp NA	2,540,770	134,305
*	Athene Holding Ltd. Class A	1,932,818	130,465
	Commerce Bancshares Inc.	1,633,776	121,814
	Reinsurance Group of America Inc.	1,054,211	120,180
	Voya Financial Inc.	1,880,038	115,622
	RenaissanceRe Holdings Ltd.	770,060	114,600
	People's United Financial Inc.	6,633,236	113,694
	Old Republic International Corp.	4,491,351	111,880
	Starwood Property Trust Inc.	4,231,261	110,732
	SLM Corp.	5,003,564	104,775
	Janus Henderson Group plc	2,673,953	103,776
	First Financial Bankshares Inc.	2,097,434	103,047
	First American Financial Corp.	1,617,795	100,870
	Stifel Financial Corp.	1,548,857	100,459
	Cullen/Frost Bankers Inc.	887,661	99,418
	Prosperity Bancshares Inc.	1,370,103	98,373
	Jefferies Financial Group Inc.	2,869,305	98,130
	Synovus Financial Corp.	2,190,846	96,134
	Affiliated Managers Group Inc.	612,833	94,505
	Primerica Inc.	611,834	93,696
	South State Corp.	1,101,251	90,038
	Lincoln National Corp.	1,403,069	88,169
	Popular Inc.	1,143,975	85,855
	Valley National Bancorp	6,290,087	84,476
	Glacier Bancorp Inc.	1,480,361	81,538
	OneMain Holdings Inc.	1,354,922	81,173
	Unum Group	2,848,229	80,890
	Bank OZK	1,898,758	80,052
	CIT Group Inc.	1,535,546	79,219
	Evercore Inc. Class A	539,584	75,957
	Selective Insurance Group Inc.	930,362	75,499
	Lazard Ltd. Class A	1,660,418	75,134
	Webster Financial Corp.	1,401,675	74,765
	PacWest Bancorp	1,812,816	74,616
	New York Community Bancorp Inc.	6,749,513	74,380
	Sterling Bancorp	2,984,222	73,979
	First Citizens BancShares Inc. Class A	88,782	73,932
	United Bankshares Inc.	2,002,343	73,086
	New Residential Investment Corp.	6,872,391	72,779
	MGIC Investment Corp.	5,262,977	71,576
44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Kemper Corp.	951,016	70,280
	RLI Corp.	665,895	69,646
	Blackstone Mortgage Trust Inc. Class A	2,166,021	69,074
	AGNC Investment Corp.	4,069,218	68,729
	Hanover Insurance Group Inc.	501,051	67,963
	Western Alliance Bancorp	722,418	67,077
	Wintrust Financial Corp.	884,141	66,868
	UMB Financial Corp.	711,341	66,197
	Radian Group Inc.	2,966,765	66,011
	Community Bank System Inc.	835,572	63,211
	Umpqua Holdings Corp.	3,421,074	63,119
	SEI Investments Co.	996,512	61,754
	BankUnited Inc.	1,445,567	61,711
	FNB Corp.	4,946,721	60,993
*	Brighthouse Financial Inc.	1,329,711	60,555
	Hancock Whitney Corp.	1,346,420	59,835
	Axis Capital Holdings Ltd.	1,182,688	57,964
	First Hawaiian Inc.	2,021,797	57,298
	Home BancShares Inc.	2,300,342	56,772
	Moelis & Co. Class A	951,157	54,111
	Chimera Investment Corp.	3,574,422	53,831
	Eastern Bankshares Inc.	2,607,621	53,639
	Bank of Hawaii Corp.	626,646	52,776
	Assured Guaranty Ltd.	1,111,264	52,763
	White Mountains Insurance Group Ltd.	45,788	52,566
	Navient Corp.	2,645,986	51,147
*	Texas Capital Bancshares Inc.	784,767	49,825
	Investors Bancorp Inc.	3,459,105	49,327
	Federated Hermes Inc. Class B	1,452,459	49,253
	Artisan Partners Asset Management Inc. Class A	955,407	48,554
*	Enstar Group Ltd.	201,877	48,232
	CNO Financial Group Inc.	2,040,076	48,187
	Simmons First National Corp. Class A	1,595,974	46,826
	Walker & Dunlop Inc.	444,300	46,376
	FirstCash Inc.	604,814	46,232
	Cathay General Bancorp	1,174,420	46,225
	Associated Banc-Corp	2,251,404	46,109
	Atlantic Union Bankshares Corp.	1,224,930	44,367
	BancorpSouth Bank	1,544,386	43,752
	Old National Bancorp	2,453,698	43,210
	United Community Banks Inc.	1,346,271	43,094
	American Equity Investment Life Holding Co.	1,333,018	43,083
	Columbia Banking System Inc.	1,112,962	42,916
	CVB Financial Corp.	2,003,748	41,257
	First Bancorp	3,351,016	39,944
	Fulton Financial Corp.	2,522,197	39,800
	Cadence Bancorp Class A	1,839,106	38,401
	International Bancshares Corp.	885,154	38,009
	Essent Group Ltd.	832,847	37,436
	BOK Financial Corp.	432,058	37,416
	Independent Bank Corp. (Massachusetts)	487,263	36,788
*	Axos Financial Inc.	781,883	36,272
	Washington Federal Inc.	1,124,424	35,734
	WesBanco Inc.	992,076	35,348
	First Midwest Bancorp Inc.	1,774,443	35,187
	First Merchants Corp.	843,876	35,164
	Hilltop Holdings Inc.	959,836	34,938
	Piper Sandler Cos.	269,342	34,896
	Apollo Commercial Real Estate Finance Inc.	2,167,514	34,572
	Santander Consumer USA Holdings Inc.	951,228	34,549
	Flagstar Bancorp Inc.	816,091	34,496
45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	WSFS Financial Corp.	735,223	34,254
	First Financial Bancorp	1,434,242	33,891
	Renasant Corp.	830,485	33,219
	Houlihan Lokey Inc. Class A	397,294	32,495
	Two Harbors Investment Corp.	4,248,246	32,117
	PennyMac Mortgage Investment Trust	1,516,911	31,946
	PennyMac Financial Services Inc.	516,345	31,869
	MFA Financial Inc.	6,850,146	31,442
	Virtus Investment Partners Inc.	112,345	31,206
	Towne Bank	1,014,137	30,850
*	Genworth Financial Inc. Class A	7,875,256	30,714
	BGC Partners Inc. Class A	5,259,856	29,823
	Great Western Bancorp Inc.	852,243	27,945
	Banner Corp.	514,063	27,867
	Eagle Bancorp Inc.	496,554	27,847
	Mercury General Corp.	428,206	27,812
	Trustmark Corp.	886,232	27,296
	Park National Corp.	227,304	26,690
	Argo Group International Holdings Ltd.	513,945	26,638
*	PRA Group Inc.	673,019	25,891
	Hope Bancorp Inc.	1,823,608	25,859
	Northwest Bancshares Inc.	1,879,709	25,639
	First Interstate BancSystem Inc. Class A	610,461	25,536
	Provident Financial Services Inc.	1,085,134	24,839
	Capitol Federal Financial Inc.	2,050,584	24,156
	Horace Mann Educators Corp.	644,912	24,133
	BancFirst Corp.	380,082	23,729
	Westamerica Bancorp	397,097	23,044
	NBT Bancorp Inc.	639,896	23,017
*	Cannae Holdings Inc.	673,723	22,846
*	Encore Capital Group Inc.	479,687	22,732
[1]	iStar Inc.	1,087,060	22,535
*	SiriusPoint Ltd.	2,134,068	21,490
	First Commonwealth Financial Corp.	1,485,026	20,894
	Broadmark Realty Capital Inc.	1,958,644	20,742
	Berkshire Hills Bancorp Inc.	751,956	20,611
	Ladder Capital Corp.	1,770,025	20,426
	S&T Bancorp Inc.	607,563	19,017
	ProAssurance Corp.	833,745	18,968
	Boston Private Financial Holdings Inc.	1,274,921	18,805
	American National Group Inc.	124,566	18,504
	Employers Holdings Inc.	418,573	17,915
	OFG Bancorp	798,053	17,653
	City Holding Co.	231,864	17,445
	Safety Insurance Group Inc.	219,929	17,216
[1]	Invesco Mortgage Capital Inc.	4,402,120	17,168
	Brookline Bancorp Inc.	1,146,511	17,140
	Nelnet Inc. Class A	211,419	15,905
	Tompkins Financial Corp.	197,487	15,317
	Heartland Financial USA Inc.	292,852	13,761
*	LendingClub Corp.	751,908	13,632
	KKR Real Estate Finance Trust Inc.	603,888	13,062
	ARMOUR Residential REIT Inc.	1,100,222	12,565
*	Blucora Inc.	710,667	12,302
	BrightSpire Capital Inc.	1,302,273	12,241
	WisdomTree Investments Inc.	1,965,110	12,184
	TPG RE Finance Trust Inc.	893,090	12,012
*	Columbia Financial Inc.	670,384	11,544
*	Ambac Financial Group Inc.	713,281	11,170
	Northfield Bancorp Inc.	672,398	11,027
*	World Acceptance Corp.	68,394	10,959
46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Central Pacific Financial Corp.	415,239	10,821
	National Western Life Group Inc. Class A	47,992	10,769
	Redwood Trust Inc.	870,066	10,502
	StepStone Group Inc. Class A	297,529	10,235
	United Fire Group Inc.	368,234	10,211
	Capstead Mortgage Corp.	1,418,290	8,708
*,1	MetroMile Inc.	730,365	6,683
	Granite Point Mortgage Trust Inc.	430,697	6,353
*,1	Romeo Power Inc.	659,342	5,367
	State Auto Financial Corp.	275,249	4,712
*	AssetMark Financial Holdings Inc.	144,007	3,609
[1]	GCM Grosvenor Inc. Class A	263,973	2,751
	Associated Capital Group Inc. Class A	27,524	1,070
	loanDepot Inc. Class A	29,637	381
*	Open Lending Corp. Class A	1,236	53
*	Lemonade Inc.	326	36
*	Oscar Health Inc. Class A	435	9
*,2	Frontier Financial Corp.	2	—
			10,197,953
Health Care (6.72%)
*	Molina Healthcare Inc.	905,392	229,118
*	Novavax Inc.	999,024	212,103
*	Jazz Pharmaceuticals plc	894,247	158,854
*	United Therapeutics Corp.	694,826	124,659
	Encompass Health Corp.	1,543,884	120,469
*	Organon & Co.	3,927,483	118,846
*	Mirati Therapeutics Inc.	717,527	115,902
*	Tenet Healthcare Corp.	1,656,869	110,994
*	Bridgebio Pharma Inc.	1,784,373	108,775
*	Envista Holdings Corp.	2,494,254	107,777
*	Pacific Biosciences of California Inc.	2,920,759	102,139
	Perrigo Co. plc	2,071,812	94,993
*	Acadia Healthcare Co. Inc.	1,390,409	87,248
*	TG Therapeutics Inc.	1,973,381	76,547
	Select Medical Holdings Corp.	1,672,077	70,662
	Premier Inc. Class A	1,801,019	62,657
	Hill-Rom Holdings Inc.	515,470	58,552
*	Reata Pharmaceuticals Inc. Class A	413,507	58,524
*	Iovance Biotherapeutics Inc.	2,015,906	52,454
*	Integer Holdings Corp.	511,592	48,192
*	Denali Therapeutics Inc.	610,222	47,866
	Owens & Minor Inc.	1,106,765	46,849
*	Turning Point Therapeutics Inc.	571,967	44,625
*	Kodiak Sciences Inc.	477,525	44,410
	Patterson Cos. Inc.	1,349,679	41,017
*	Prestige Consumer Healthcare Inc.	774,174	40,334
*	Karuna Therapeutics Inc.	342,782	39,074
*	MEDNAX Inc.	1,271,473	38,335
	Healthcare Services Group Inc.	1,160,714	36,644
*	Myriad Genetics Inc.	1,136,562	34,756
*	Magellan Health Inc.	365,272	34,409
*	Surgery Partners Inc.	512,223	34,124
*	Outset Medical Inc.	678,720	33,922
*	American Well Corp. Class A	2,592,722	32,616
	CONMED Corp.	224,985	30,920
*	Privia Health Group Inc.	683,837	30,342
*	Axsome Therapeutics Inc.	435,710	29,393
*	Avanos Medical Inc.	743,460	27,040
*	Multiplan Corp.	2,582,608	24,586
*	Brookdale Senior Living Inc.	2,863,545	22,622
*,1	Atea Pharmaceuticals Inc.	894,828	19,221
47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Kymera Therapeutics Inc.	382,906	18,571
*	Madrigal Pharmaceuticals Inc.	179,292	17,465
*	Tivity Health Inc.	647,655	17,040
*	Varex Imaging Corp.	607,490	16,293
*	Endo International plc	3,428,128	16,044
*,1	Butterfly Network Inc.	1,083,145	15,684
*	ALX Oncology Holdings Inc.	279,880	15,304
*	Meridian Bioscience Inc.	670,008	14,861
*	NextGen Healthcare Inc.	832,948	13,819
	National HealthCare Corp.	190,506	13,316
*	Aerie Pharmaceuticals Inc.	726,063	11,624
*	OPKO Health Inc.	2,863,181	11,596
*,1	Clover Health Investments Corp.	862,803	11,492
*	Doximity Inc. Class A	180,729	10,518
*,1	Nuvation Bio Inc.	1,092,603	10,172
*	Forma Therapeutics Holdings Inc.	402,561	10,020
*	Stoke Therapeutics Inc.	284,437	9,574
*	Amneal Pharmaceuticals Inc.	1,837,596	9,408
*,1	Hims & Hers Health Inc.	850,572	9,263
	Phibro Animal Health Corp. Class A	317,311	9,164
*	Recursion Pharmaceuticals Inc. Class A	245,372	8,956
*	Praxis Precision Medicines Inc.	472,109	8,630
*	Allovir Inc.	404,398	7,983
*	LifeStance Health Group Inc.	285,641	7,958
*,1	Cerevel Therapeutics Holdings Inc.	302,626	7,753
*	Zogenix Inc.	430,766	7,444
*	Olema Pharmaceuticals Inc.	247,587	6,927
*	Immunovant Inc.	610,101	6,449
*	Kiniksa Pharmaceuticals Ltd. Class A	427,132	5,950
*	G1 Therapeutics Inc.	264,666	5,807
*	Agiliti Inc.	251,695	5,505
*	Silverback Therapeutics Inc.	161,606	4,992
*	Aveanna Healthcare Holdings Inc.	355,652	4,399
*	AnaptysBio Inc.	147,995	3,837
*	NGM Biopharmaceuticals Inc.	178,486	3,520
*	Harmony Biosciences Holdings Inc.	109,771	3,099
*	Lyell Immunopharma Inc.	188,185	3,056
*	Treace Medical Concepts Inc.	81,389	2,544
*	Singular Genomics Systems Inc.	83,828	2,304
*	Black Diamond Therapeutics Inc.	181,051	2,207
*,1	Design Therapeutics Inc.	107,213	2,132
*	Day One Biopharmaceuticals Inc.	67,924	1,547
*	Bright Health Group Inc.	49,145	843
	PerkinElmer Inc.	1,205	186
	STERIS plc	513	106
*	10X Genomics Inc. Class A	390	76
*	Maravai LifeSciences Holdings Inc. Class A	926	39
*	Sage Therapeutics Inc.	567	32
*	SpringWorks Therapeutics Inc.	298	24
*	Certara Inc.	411	12
*	Vaxcyte Inc.	357	8
*	Signify Health Inc. Class A	267	8
*	Alignment Healthcare Inc.	302	7
*	Pulmonx Corp.	135	6
*	Sana Biotechnology Inc.	302	6
*	Innovage Holding Corp.	220	5
*	Instil Bio Inc.	201	4
*	Vor BioPharma Inc.	99	2
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
			3,228,161
48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Industrials (19.81%)
	IDEX Corp.	1,177,247	259,053
*	Howmet Aerospace Inc.	6,061,554	208,942
	Quanta Services Inc.	2,161,168	195,737
	Allegion plc	1,394,709	194,283
	Booz Allen Hamilton Holding Corp. Class A	2,100,021	178,880
	RPM International Inc.	2,007,995	178,069
	Pentair plc	2,577,056	173,926
	Owens Corning	1,619,675	158,566
	Carlisle Cos. Inc.	809,242	154,873
	Robert Half International Inc.	1,661,586	147,831
*	AECOM	2,270,040	143,739
	AptarGroup Inc.	1,018,822	143,491
*	Sensata Technologies Holding plc	2,452,643	142,180
	Sealed Air Corp.	2,356,672	139,633
*	Builders FirstSource Inc.	3,213,357	137,082
	Oshkosh Corp.	1,064,558	132,686
	Huntington Ingalls Industries Inc.	624,124	131,534
	Donaldson Co. Inc.	1,956,366	124,288
	ITT Inc.	1,335,501	122,319
	AGCO Corp.	935,068	121,914
	Lincoln Electric Holdings Inc.	923,691	121,659
	Brunswick Corp.	1,208,558	120,397
*	XPO Logistics Inc.	752,509	105,268
	Knight-Swift Transportation Holdings Inc. Class A	2,311,130	105,064
*	Axalta Coating Systems Ltd.	3,434,039	104,704
	Sonoco Products Co.	1,561,114	104,439
	EMCOR Group Inc.	846,351	104,262
	Acuity Brands Inc.	553,375	103,498
	Tetra Tech Inc.	839,455	102,447
	ManpowerGroup Inc.	845,915	100,588
	MDU Resources Group Inc.	3,122,193	97,850
	Louisiana-Pacific Corp.	1,585,201	95,572
*	MasTec Inc.	863,562	91,624
	MSA Safety Inc.	546,249	90,448
	Rexnord Corp.	1,762,294	88,185
	Vontier Corp.	2,616,007	85,229
	Regal Beloit Corp.	629,556	84,052
	KBR Inc.	2,190,452	83,566
*	Mohawk Industries Inc.	432,618	83,145
*	Colfax Corp.	1,786,176	81,825
	Flowserve Corp.	2,019,733	81,436
	nVent Electric plc	2,598,301	81,171
*	WESCO International Inc.	777,679	79,961
	Graphic Packaging Holding Co.	4,405,334	79,913
	Hubbell Inc. Class B	421,023	78,664
	Valmont Industries Inc.	329,345	77,742
	Spirit AeroSystems Holdings Inc. Class A	1,634,488	77,131
	Curtiss-Wright Corp.	634,422	75,344
*	Middleby Corp.	431,304	74,728
*	FTI Consulting Inc.	530,402	72,458
	Crane Co.	769,697	71,097
	Air Lease Corp. Class A	1,680,386	70,139
	Allison Transmission Holdings Inc.	1,698,503	67,498
*	Resideo Technologies Inc.	2,230,080	66,902
	Altra Industrial Motion Corp.	1,004,723	65,327
	EnerSys	664,583	64,950
*	Summit Materials Inc. Class A	1,808,853	63,039
	Watts Water Technologies Inc. Class A	427,162	62,327
	MSC Industrial Direct Co. Inc. Class A	692,450	62,134
	Korn Ferry	837,323	60,748
49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Brink's Co.	771,670	59,295
	Ryder System Inc.	793,714	58,997
	Woodward Inc.	468,212	57,534
*	Kirby Corp.	931,911	56,511
	Alliance Data Systems Corp.	532,204	55,450
	UniFirst Corp.	236,277	55,440
	Applied Industrial Technologies Inc.	602,644	54,877
	Triton International Ltd.	1,045,116	54,701
	Silgan Holdings Inc.	1,283,989	53,286
*	Atkore Inc.	728,792	51,744
	HB Fuller Co.	807,884	51,389
	Terex Corp.	1,028,773	48,990
	EVERTEC Inc.	1,119,414	48,862
	GATX Corp.	549,057	48,575
	Kennametal Inc.	1,297,214	46,596
	Hillenbrand Inc.	1,050,576	46,309
*	Beacon Roofing Supply Inc.	867,337	46,186
	ABM Industries Inc.	1,040,600	46,151
*,3	API Group Corp.	2,185,806	45,661
	Macquarie Infrastructure Corp.	1,156,181	44,247
*	Herc Holdings Inc.	390,661	43,781
	Matson Inc.	674,132	43,144
	SPX FLOW Inc.	655,064	42,736
*	Allegheny Technologies Inc.	1,974,282	41,164
*	SPX Corp.	667,338	40,761
	Brady Corp. Class A	715,388	40,090
*	O-I Glass Inc.	2,451,455	40,032
	Werner Enterprises Inc.	896,469	39,911
	Armstrong World Industries Inc.	371,768	39,876
*	Fluor Corp.	2,194,946	38,851
	Trinity Industries Inc.	1,442,349	38,785
	Barnes Group Inc.	746,885	38,278
	Moog Inc. Class A	454,174	38,178
*	Green Dot Corp. Class A	803,073	37,624
	ManTech International Corp. Class A	425,675	36,838
	ESCO Technologies Inc.	384,176	36,040
	Belden Inc.	694,958	35,144
*	JELD-WEN Holding Inc.	1,309,246	34,381
*	Navistar International Corp.	771,953	34,352
*	Sykes Enterprises Inc.	617,810	33,176
*	Hub Group Inc. Class A	498,221	32,873
	Otter Tail Corp.	645,118	31,488
	Deluxe Corp.	656,058	31,340
	EnPro Industries Inc.	319,921	31,080
	McGrath RentCorp	376,362	30,700
*	Atlas Air Worldwide Holdings Inc.	450,595	30,690
*	GMS Inc.	629,383	30,298
	TTEC Holdings Inc.	289,559	29,851
	Granite Construction Inc.	711,521	29,549
*	Ferro Corp.	1,284,746	27,712
*	OSI Systems Inc.	265,543	26,990
*	Meritor Inc.	1,122,494	26,289
	ADT Inc.	2,367,829	25,549
	Greif Inc. Class A	387,687	23,474
	Primoris Services Corp.	789,223	23,227
	Encore Wire Corp.	302,865	22,954
*	Welbilt Inc.	989,346	22,903
	Kaman Corp.	432,515	21,799
	ArcBest Corp.	372,924	21,700
	Griffon Corp.	832,024	21,325
	Albany International Corp. Class A	237,303	21,182
50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Maxar Technologies Inc.	527,973	21,077
	Comfort Systems USA Inc.	266,902	21,029
	Astec Industries Inc.	333,806	21,010
	AZZ Inc.	390,586	20,225
*	TriMas Corp.	666,811	20,224
*	AAR Corp.	518,544	20,094
	Kforce Inc.	306,400	19,282
	Greenbrier Cos. Inc.	431,423	18,801
*	Conduent Inc.	2,462,415	18,468
	Standex International Corp.	190,982	18,126
	Schneider National Inc. Class B	803,191	17,485
*	Huron Consulting Group Inc.	351,989	17,300
*	Dycom Industries Inc.	225,754	16,825
	H&E Equipment Services Inc.	475,782	15,829
	Apogee Enterprises Inc.	380,999	15,518
*	TrueBlue Inc.	547,979	15,404
*,1	PureCycle Technologies Inc.	618,524	14,628
*	Advantage Solutions Inc.	1,224,246	13,210
	Quanex Building Products Corp.	519,200	12,897
*	Kelly Services Inc. Class A	527,375	12,641
*,1	Desktop Metal Inc. Class A	1,087,625	12,508
*	Danimer Scientific Inc.	496,133	12,428
	Enerpac Tool Group Corp. Class A	464,880	12,375
*	Gates Industrial Corp. plc	681,275	12,311
	Wabash National Corp.	756,029	12,096
	Hyster-Yale Materials Handling Inc.	160,677	11,726
*	BTRS Holdings Inc.	924,013	11,661
*	BrightView Holdings Inc.	653,229	10,530
*	CIRCOR International Inc.	312,927	10,201
*	ZipRecruiter Inc. Class A	399,511	9,980
*	Triumph Group Inc.	471,817	9,790
*,1	Hyliion Holdings Corp.	799,779	9,317
*	Tutor Perini Corp.	634,990	8,795
*	Vivint Smart Home Inc.	644,823	8,512
	National Presto Industries Inc.	82,474	8,383
	REV Group Inc.	503,594	7,901
*,1	Velodyne Lidar Inc.	733,076	7,800
*,1	View Inc.	753,585	6,390
	Heartland Express Inc.	369,266	6,326
	Greif Inc. Class B	104,087	6,141
	Gorman-Rupp Co.	163,226	5,621
	Kronos Worldwide Inc.	362,699	5,194
	International Seaways Inc.	192,504	3,692
*	First Advantage Corp.	176,735	3,519
*	TaskUS Inc. Class A	94,905	3,250
*	Latch Inc.	243,051	2,982
*	Paymentus Holdings Inc. Class A	79,885	2,836
*	Flywire Corp.	76,309	2,804
*	Legalzoom.com Inc.	8,271	313
*	Nikola Corp.	1,862	34
*	TuSimple Holdings Inc. Class A	411	29
*	Hayward Holdings Inc.	499	13
			9,518,004
Real Estate (9.51%)
	VICI Properties Inc.	8,327,310	258,313
	Medical Properties Trust Inc.	9,120,146	183,315
	Gaming & Leisure Properties Inc.	3,428,951	158,863
*	Jones Lang LaSalle Inc.	795,768	155,541
	Federal Realty Investment Trust	1,205,974	141,304
	Kimco Realty Corp.	6,387,343	133,176
	Omega Healthcare Investors Inc.	3,650,607	132,481
51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Vornado Realty Trust	2,819,370	131,580
	Life Storage Inc.	1,192,182	127,981
	National Retail Properties Inc.	2,723,044	127,656
	Apartment Income REIT Corp.	2,432,017	115,351
	Brixmor Property Group Inc.	4,601,226	105,322
	First Industrial Realty Trust Inc.	2,003,642	104,650
	EastGroup Properties Inc.	620,936	102,113
	Douglas Emmett Inc.	2,583,377	86,853
	SL Green Realty Corp.	1,074,952	85,996
	Cousins Properties Inc.	2,303,232	84,713
	VEREIT Inc.	1,775,684	81,557
	Rayonier Inc.	2,154,864	77,424
	Agree Realty Corp.	1,056,257	74,456
	Highwoods Properties Inc.	1,612,686	72,845
*	Park Hotels & Resorts Inc.	3,482,849	71,781
	Lamar Advertising Co. Class A	672,040	70,174
	Healthcare Realty Trust Inc.	2,195,935	66,317
	Hudson Pacific Properties Inc.	2,338,159	65,048
*	EPR Properties	1,159,405	61,077
	Sabra Health Care REIT Inc.	3,347,636	60,927
	Weingarten Realty Investors	1,880,095	60,295
	Macerich Co.	3,042,459	55,525
	Lexington Realty Trust	4,552,298	54,400
*	Outfront Media Inc.	2,257,945	54,258
	PotlatchDeltic Corp.	987,961	52,510
	Apple Hospitality REIT Inc.	3,295,780	50,294
	Corporate Office Properties Trust	1,742,744	48,779
	Equity Commonwealth	1,796,287	47,063
	National Health Investors Inc.	676,136	45,335
	SITE Centers Corp.	2,783,375	41,918
*	Sunstone Hotel Investors Inc.	3,355,575	41,676
	RLJ Lodging Trust	2,559,615	38,983
	Retail Properties of America Inc. Class A	3,332,727	38,160
	Kennedy-Wilson Holdings Inc.	1,854,749	36,854
	Brandywine Realty Trust	2,652,767	36,369
	Piedmont Office Realty Trust Inc. Class A	1,924,541	35,546
*	Cushman & Wakefield plc	1,904,099	33,265
*	Xenia Hotels & Resorts Inc.	1,767,414	33,104
*	Realogy Holdings Corp.	1,814,971	33,069
	Urban Edge Properties	1,726,830	32,982
	Service Properties Trust	2,560,022	32,256
	Empire State Realty Trust Inc. Class A	2,670,764	32,049
*	DiamondRock Hospitality Co.	3,265,737	31,678
	Columbia Property Trust Inc.	1,784,553	31,033
	Retail Opportunity Investments Corp.	1,753,315	30,964
	Physicians Realty Trust	1,671,660	30,876
	JBG SMITH Properties	970,378	30,577
	Washington REIT	1,313,274	30,205
*	DigitalBridge Group Inc.	3,761,517	29,716
	Acadia Realty Trust	1,341,268	29,454
	Newmark Group Inc. Class A	2,407,546	28,915
[1]	Tanger Factory Outlet Centers Inc.	1,481,173	27,920
	Global Net Lease Inc.	1,482,291	27,422
	Industrial Logistics Properties Trust	1,015,136	26,536
	American Assets Trust Inc.	654,421	24,403
	Pebblebrook Hotel Trust	1,015,506	23,915
	LTC Properties Inc.	608,557	23,362
	Office Properties Income Trust	750,369	21,993
	Mack-Cali Realty Corp.	1,261,574	21,636
	Alexander & Baldwin Inc.	1,063,795	19,489
*	CoreCivic Inc.	1,860,055	19,475
52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Uniti Group Inc.	1,806,908	19,135
	Getty Realty Corp.	583,247	18,168
	RPT Realty	1,259,486	16,348
	Centerspace	204,027	16,098
	Diversified Healthcare Trust	3,694,740	15,444
	Apartment Investment & Management Co. Class A	2,205,110	14,796
	American Finance Trust Inc. Class A	1,692,858	14,355
[1]	GEO Group Inc.	1,798,148	12,803
	Brookfield Property REIT Inc. Class A	533,162	10,071
	RMR Group Inc. Class A	237,773	9,188
	Saul Centers Inc.	181,201	8,236
*	Seritage Growth Properties Class A	429,711	7,907
	Franklin Street Properties Corp.	1,493,150	7,854
*	Summit Hotel Properties Inc.	778,064	7,259
*	Forestar Group Inc.	263,845	5,517
	Urstadt Biddle Properties Inc. Class A	242,481	4,699
	Urstadt Biddle Properties Inc.	20,597	331
*	Compass Inc. Class A	7,290	96
*,2	Spirit MTA REIT	334,911	90
			4,569,468
Technology (6.39%)
*	Nuance Communications Inc.	4,437,205	241,561
*	DXC Technology Co.	3,948,718	153,763
*	Arrow Electronics Inc.	1,150,021	130,907
*	ON Semiconductor Corp.	3,310,828	126,738
	Jabil Inc.	2,077,952	120,771
	Leidos Holdings Inc.	1,096,803	110,887
*	Concentrix Corp.	645,467	103,791
*	CACI International Inc. Class A	364,940	93,103
*	NCR Corp.	2,028,553	92,522
*	Change Healthcare Inc.	3,798,960	87,528
*	F5 Networks Inc.	461,934	86,225
*	Synaptics Inc.	545,907	84,932
*	Teradata Corp.	1,613,994	80,651
	Science Applications International Corp.	898,380	78,815
	SYNNEX Corp.	642,866	78,275
*	Cirrus Logic Inc.	891,861	75,915
*	Cerence Inc.	586,476	62,583
	Avnet Inc.	1,542,306	61,816
*	Dun & Bradstreet Holdings Inc.	2,676,391	57,194
	Xerox Holdings Corp.	2,388,449	56,105
*	Insight Enterprises Inc.	547,778	54,783
	Vishay Intertechnology Inc.	2,060,336	46,461
*	Covetrus Inc.	1,589,836	42,926
*	Rambus Inc.	1,747,196	41,426
*	Verint Systems Inc.	909,350	40,984
*	Momentive Global Inc.	1,921,636	40,489
*	Plexus Corp.	442,835	40,480
*	Allscripts Healthcare Solutions Inc.	2,082,044	38,539
*	Sanmina Corp.	959,730	37,391
	Xperi Holding Corp.	1,628,745	36,223
*	Avaya Holdings Corp.	1,248,080	33,573
*,1	JFrog Ltd.	726,382	33,065
	Progress Software Corp.	683,684	31,620
*	NetScout Systems Inc.	1,087,165	31,028
*	Schrodinger Inc.	405,099	30,630
*	Blackbaud Inc.	379,193	29,035
*,1	C3.ai Inc. Class A	451,160	28,211
	Methode Electronics Inc.	564,586	27,783
*	Sumo Logic Inc.	1,319,866	27,255
	McAfee Corp. Class A	894,360	25,060
53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Unisys Corp.	984,379	24,915
*	Allegro MicroSystems Inc.	879,601	24,365
*	Sprout Social Inc. Class A	258,384	23,105
*	Super Micro Computer Inc.	655,919	23,075
*	LiveRamp Holdings Inc.	492,472	23,072
	CSG Systems International Inc.	485,901	22,925
*	TTM Technologies Inc.	1,584,473	22,658
	Pitney Bowes Inc.	2,579,079	22,619
	Amkor Technology Inc.	944,436	22,355
*,1	Skillz Inc. Class A	759,782	16,502
*	Groupon Inc. Class A	360,306	15,551
	Benchmark Electronics Inc.	525,463	14,955
*	Jamf Holding Corp.	408,366	13,709
*	ScanSource Inc.	394,155	11,088
*,1	E2open Parent Holdings Inc.	938,576	10,719
*	SolarWinds Corp.	608,190	10,272
*	Squarespace Inc. Class A	165,166	9,812
*,1	Ouster Inc.	749,018	9,355
*,1	Aeva Technologies Inc.	814,050	8,604
*	Olo Inc. Class A	211,850	7,921
*	Confluent Inc. Class A	164,631	7,820
*	Diebold Nixdorf Inc.	578,749	7,431
	Ebix Inc.	191,172	6,481
*	Sprinklr Inc. Class A	128,867	2,653
*	Vertex Inc. Class A	116,107	2,547
*,1	KnowBe4 Inc. Class A	67,632	2,115
*	SEMrush Holdings Inc. Class A	82,369	1,896
*,1	Zeta Global Holdings Corp. Class A	171,609	1,442
*	SentinelOne Inc. Class A	8,274	352
*	Clear Secure Inc. Class A	8,273	331
*	DoubleVerify Holdings Inc.	3,222	136
*	Xometry Inc. Class A	833	73
*	Workiva Inc. Class A	380	42
*	Procore Technologies Inc.	312	30
*	Alkami Technology Inc.	813	29
*	DigitalOcean Holdings Inc.	170	9
*	ON24 Inc.	99	4
*	Viant Technology Inc. Class A	123	4
			3,072,016
Telecommunications (1.15%)
*	Iridium Communications Inc.	1,862,555	74,484
	Juniper Networks Inc.	2,540,456	69,482
*	CommScope Holding Co. Inc.	3,163,603	67,416
*	Viavi Solutions Inc.	3,544,918	62,603
*	Vonage Holdings Corp.	3,704,788	53,386
*	8x8 Inc.	1,619,980	44,971
	Telephone & Data Systems Inc.	1,576,216	35,717
	InterDigital Inc.	477,618	34,880
*,1	fuboTV Inc.	923,152	29,642
*	Plantronics Inc.	582,422	24,304
*	NETGEAR Inc.	452,050	17,323
	ADTRAN Inc.	748,063	15,448
*	EchoStar Corp. Class A	632,855	15,372
*	United States Cellular Corp.	249,821	9,071
			554,099
Utilities (3.98%)
	Atmos Energy Corp.	2,026,326	194,750
	Essential Utilities Inc.	3,809,864	174,111
	UGI Corp.	3,235,261	149,825
	OGE Energy Corp.	3,106,257	104,526
54

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2021
			Shares	Market Value ($000)
*		Stericycle Inc.	1,423,572	101,857
		NRG Energy Inc.	1,897,557	76,471
		IDACORP Inc.	783,191	76,361
		Pinnacle West Capital Corp.	874,250	71,662
		National Fuel Gas Co.	1,347,873	70,426
		Hawaiian Electric Industries Inc.	1,607,902	67,982
		PNM Resources Inc.	1,331,625	64,943
		Portland General Electric Co.	1,389,204	64,014
		Black Hills Corp.	974,808	63,977
		ONE Gas Inc.	825,441	61,182
		New Jersey Resources Corp.	1,493,368	59,093
		ALLETE Inc.	809,447	56,645
		Southwest Gas Holdings Inc.	843,900	55,858
		Spire Inc.	761,179	55,010
		NorthWestern Corp.	785,492	47,302
		Avista Corp.	1,075,669	45,899
		American States Water Co.	573,702	45,644
		South Jersey Industries Inc.	1,746,017	45,274
		MGE Energy Inc.	560,934	41,756
		Clearway Energy Inc. Class C	1,251,899	33,150
*		Harsco Corp.	1,224,173	24,998
		Northwest Natural Holding Co.	473,784	24,883
		California Water Service Group	393,063	21,831
		Clearway Energy Inc. Class A	554,999	13,997
				1,913,427
Total Common Stocks (Cost $33,246,557)				47,912,469
		Coupon
Temporary Cash Investments (0.96%)
Money Market Fund (0.96%)
[4,5]	Vanguard Market Liquidity Fund (Cost $462,038)	0.056%	4,620,875	462,087
Total Investments (100.68%) (Cost $33,708,595)				48,374,556
Other Assets and Liabilities—Net (-0.68%)				(325,523)
Net Assets (100%)				48,049,033
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $415,462,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $45,661,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $439,320,000 was received for securities on loan, of which $425,425,000 is held in Vanguard Market Liquidity Fund and $13,895,000 is held in cash.
REIT—Real Estate Investment Trust.
55

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA482 082021

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021

		Shares	Market Value ($000)
Common Stocks (98.95%)
Communication Services (6.22%)
*	Snap Inc. Class A	13,357,775	910,199
*	Match Group Inc.	3,836,407	618,621
*	Pinterest Inc. Class A	7,785,354	614,654
*	Roku Inc. Class A	1,314,678	603,766
*	Liberty Broadband Corp. Class C	2,429,645	421,932
*,1	AMC Entertainment Holdings Inc. Class A	7,077,805	401,170
*	Zillow Group Inc. Class C	2,142,196	261,819
*	IAC/InterActiveCorp	1,175,807	181,274
*	Zynga Inc. Class A	14,395,444	153,024
	Cable One Inc.	76,837	146,975
*	Liberty Global plc Class C	4,973,854	134,493
*	Liberty Media Corp.-Liberty Formula One Class C	2,709,159	130,609
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,512,993	116,578
*	Altice USA Inc. Class A	3,264,929	111,465
*	Vimeo Inc.	2,188,934	107,258
	Nexstar Media Group Inc. Class A	607,933	89,901
	New York Times Co. Class A	2,049,678	89,264
*	Zillow Group Inc. Class A	653,145	80,030
[1]	Sirius XM Holdings Inc.	12,046,920	78,787
*,1	Skillz Inc. Class A	3,587,769	77,926
*	ZoomInfo Technologies Inc. Class A	1,463,547	76,353
*	Iridium Communications Inc.	1,657,154	66,270
*	Magnite Inc.	1,817,208	61,494
	TEGNA Inc.	3,138,047	58,870
*	Cardlytics Inc.	460,611	58,465
*	TripAdvisor Inc.	1,401,089	56,464
*	Liberty Global plc Class A	1,890,362	51,342
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,041,944	48,534
	Warner Music Group Corp. Class A	1,330,790	47,962
	Cogent Communications Holdings Inc.	585,869	45,047
*,1	fuboTV Inc.	1,345,507	43,204
*	Bumble Inc. Class A	747,634	43,064
*	iHeartMedia Inc. Class A	1,598,587	43,050
*	Madison Square Garden Sports Corp.	242,094	41,778
*	Yelp Inc. Class A	991,522	39,621
	John Wiley & Sons Inc. Class A	615,679	37,052
	World Wrestling Entertainment Inc. Class A	635,353	36,781
*	Bandwidth Inc. Class A	254,525	35,104
	Shenandoah Telecommunications Co.	696,751	33,799
*	Cinemark Holdings Inc.	1,536,594	33,728
*	Cargurus Inc. Class A	1,284,211	33,685
	Telephone & Data Systems Inc.	1,386,334	31,414
*	Lions Gate Entertainment Corp. Class B	1,690,242	30,931
	Gray Television Inc.	1,275,827	29,854
*,1	AMC Networks Inc. Class A	433,369	28,949
*	Liberty Latin America Ltd. Class C	2,008,379	28,318
*	Liberty Broadband Corp. Class A	157,517	26,490
*	TechTarget Inc.	334,904	25,952
*	Meredith Corp.	580,336	25,210
*	Liberty Media Corp.-Liberty Formula One Class A	554,943	23,657
*	Playtika Holding Corp.	964,296	22,989
	Sinclair Broadcast Group Inc. Class A	679,716	22,580
*	Eventbrite Inc. Class A	1,072,826	20,384
*	Madison Square Garden Entertainment Corp.	241,101	20,245
*	Clear Channel Outdoor Holdings Inc.	6,803,825	17,962
*	Lions Gate Entertainment Corp. Class A	854,208	17,682
	EW Scripps Co. Class A	834,739	17,020
1

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Globalstar Inc.	9,321,409	16,592
*	Advantage Solutions Inc.	1,519,842	16,399
*	WideOpenWest Inc.	756,583	15,669
*	Angi Inc. Class A	1,140,542	15,420
	Scholastic Corp.	402,149	15,237
*	Liberty Media Corp.-Liberty Braves Class C	525,839	14,603
*	Cars.com Inc.	964,737	13,825
*	QuinStreet Inc.	719,483	13,368
*	MediaAlpha Inc. Class A	308,715	12,997
*	ORBCOMM Inc.	1,136,127	12,770
*	Radius Global Infrastructure Inc.	861,929	12,498
*	Liberty Latin America Ltd. Class A	880,238	12,200
*	Cincinnati Bell Inc.	736,674	11,360
*	Gannett Co. Inc.	1,927,518	10,582
*	Anterix Inc.	174,218	10,451
*	Consolidated Communications Holdings Inc.	1,062,593	9,340
*	IDT Corp. Class B	252,629	9,337
*	MSG Networks Inc. Class A	637,509	9,295
*,1	Gogo Inc.	716,266	8,151
*	TrueCar Inc.	1,373,284	7,759
	ATN International Inc.	168,474	7,664
*	Entercom Communications Corp. Class A	1,710,431	7,372
*,1	AST SpaceMobile Inc.	556,900	7,206
*	Boston Omaha Corp. Class A	227,056	7,200
*	Marcus Corp.	333,445	7,072
	Loral Space & Communications Inc.	180,667	7,019
*	United States Cellular Corp.	182,465	6,625
*	Ooma Inc.	317,822	5,994
	Entravision Communications Corp. Class A	871,053	5,819
*	Sciplay Corp. Class A	327,919	5,558
*	MDC Partners Inc. Class A	898,910	5,259
*	EverQuote Inc. Class A	149,191	4,876
*	comScore Inc.	886,379	4,432
	National CineMedia Inc.	873,099	4,427
*,1	CuriosityStream Inc.	322,485	4,399
*	Liberty TripAdvisor Holdings Inc. Class A	1,010,021	4,111
*	Liberty Media Corp.-Liberty Braves Class A	143,456	4,048
*	Daily Journal Corp.	11,071	3,748
*	Cumulus Media Inc. Class A	252,157	3,694
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	87,439	3,620
*	LiveXLive Media Inc.	751,161	3,546
*	Hemisphere Media Group Inc. Class A	262,218	3,094
*,1,2	NII Holdings Inc.	1,297,367	2,815
*	Thryv Holdings Inc.	76,633	2,741
*	Zedge Inc. Class B	146,083	2,689
	Spok Holdings Inc.	260,324	2,504
*	Alaska Communications Systems Group Inc.	749,200	2,495
*	DHI Group Inc.	708,720	2,395
*	Lee Enterprises Inc.	79,935	2,262
*	Gaia Inc. Class A	195,135	2,145
*,1	IZEA Worldwide Inc.	789,525	2,013
*	Emerald Holding Inc.	368,775	1,988
*	Fluent Inc.	626,375	1,835
*	Townsquare Media Inc. Class A	137,090	1,748
*,1	Super League Gaming Inc.	324,118	1,747
*,1	Digital Media Solutions Inc.	172,264	1,668
*	Cinedigm Corp. Class A	1,268,342	1,636
*	Travelzoo	102,940	1,519
*	Reading International Inc. Class A	213,227	1,486
	Saga Communications Inc. Class A	60,105	1,301
*,1	Urban One Inc. Class A	147,549	1,279
2

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Ballantyne Strong Inc.	258,423	1,238
*	Marchex Inc. Class B	402,768	1,232
*	Motorsport Games Inc. Class A	62,885	880
*,1	Dolphin Entertainment Inc.	86,970	812
*	Kubient Inc.	129,750	741
*,1	Creatd Inc.	134,195	503
*,1	Endeavor Group Holdings Inc. Class A	15,925	441
*	AutoWeb Inc.	129,350	404
*	Urban One Inc.	79,223	398
	DallasNews Corp.	52,332	389
*	Salem Media Group Inc. Class A	133,923	342
*	Beasley Broadcast Group Inc. Class A	109,821	317
*	Creative Realities Inc.	102,697	223
*	SPAR Group Inc.	108,259	155
*,1	Cuentas Inc.	24,285	151
*	Insignia Systems Inc.	17,968	150
*	Professional Diversity Network Inc.	73,847	120
*	Mediaco Holding Inc. Class A	5,627	20
			7,122,467
Consumer Discretionary (11.49%)
*	Lululemon Athletica Inc.	1,681,572	613,723
*	Peloton Interactive Inc. Class A	3,827,712	474,713
*	Airbnb Inc. Class A	2,087,180	319,631
*	Burlington Stores Inc.	939,474	302,501
*	Wayfair Inc. Class A	915,477	289,025
*	Carvana Co.	920,994	277,974
*	DraftKings Inc. Class A	4,619,730	241,011
*	Vail Resorts Inc.	569,379	180,220
	Williams-Sonoma Inc.	1,080,909	172,567
*	GameStop Corp. Class A	789,148	168,988
*	Chegg Inc.	2,030,417	168,748
*	RH	237,162	161,033
*	Floor & Decor Holdings Inc. Class A	1,490,083	157,502
*	Five Below Inc.	794,034	153,463
*	Deckers Outdoor Corp.	392,958	150,923
	Lithia Motors Inc. Class A	420,129	144,373
	Lear Corp.	774,037	135,673
	Aramark	3,604,203	134,257
	Service Corp. International	2,394,122	128,301
*	Bright Horizons Family Solutions Inc.	867,865	127,672
*	Capri Holdings Ltd.	2,139,062	122,333
	Kohl's Corp.	2,201,539	121,327
	Gentex Corp.	3,431,616	113,552
	Polaris Inc.	817,292	111,936
	Brunswick Corp.	1,101,720	109,753
	Autoliv Inc.	1,115,069	109,009
*	Crocs Inc.	926,644	107,973
	Tempur Sealy International Inc.	2,615,738	102,511
	Harley-Davidson Inc.	2,182,870	100,019
*	Mattel Inc.	4,968,102	99,859
*	YETI Holdings Inc.	1,061,602	97,476
	Churchill Downs Inc.	489,522	97,053
*	Marriott Vacations Worldwide Corp.	602,963	96,052
	Wyndham Hotels & Resorts Inc.	1,321,314	95,518
*	Skechers USA Inc. Class A	1,891,078	94,232
*,1	Chewy Inc. Class A	1,174,943	93,655
	Dick's Sporting Goods Inc.	930,223	93,199
*	TopBuild Corp.	467,862	92,534
	Toll Brothers Inc.	1,593,458	92,118
*	Fox Factory Holding Corp.	591,756	92,113
	Foot Locker Inc.	1,466,135	90,358
3

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Planet Fitness Inc. Class A	1,187,083	89,328
*	DoorDash Inc. Class A	498,530	88,903
	Texas Roadhouse Inc. Class A	922,430	88,738
	Thor Industries Inc.	780,197	88,162
*	Terminix Global Holdings Inc.	1,830,519	87,334
*	Macy's Inc.	4,382,633	83,095
	American Eagle Outfitters Inc.	2,148,053	80,616
*	Helen of Troy Ltd.	344,528	78,594
	Travel + Leisure Co.	1,219,070	72,474
*	AutoNation Inc.	762,941	72,334
*,1	QuantumScape Corp. Class A	2,444,321	71,521
	Qurate Retail Inc. Class A	5,395,265	70,624
*	Boyd Gaming Corp.	1,128,520	69,393
*	Ollie's Bargain Outlet Holdings Inc.	800,029	67,306
*	Goodyear Tire & Rubber Co.	3,924,050	67,297
	Wingstop Inc.	415,300	65,464
	Carter's Inc.	621,842	64,155
*,1	Luminar Technologies Inc. Class A	2,838,994	62,316
*	Scientific Games Corp.	799,651	61,925
	H&R Block Inc.	2,579,455	60,566
*	frontdoor Inc.	1,206,849	60,125
*	Adient plc	1,316,043	59,485
*	National Vision Holdings Inc.	1,159,899	59,306
*	Signet Jewelers Ltd.	732,690	59,194
	Wendy's Co.	2,521,201	59,047
*	Grand Canyon Education Inc.	653,366	58,783
*	Nordstrom Inc.	1,535,692	56,160
*	Overstock.com Inc.	599,127	55,240
*	Callaway Golf Co.	1,625,687	54,834
*	Stitch Fix Inc. Class A	904,315	54,530
*	Shake Shack Inc. Class A	507,449	54,307
*	Stamps.com Inc.	255,620	51,198
*	Meritage Homes Corp.	536,667	50,490
	KB Home	1,239,048	50,454
*	Hilton Grand Vacations Inc.	1,213,110	50,211
*	Bed Bath & Beyond Inc.	1,504,686	50,091
	Cracker Barrel Old Country Store Inc.	336,984	50,029
*	LGI Homes Inc.	305,474	49,468
*	Sonos Inc.	1,400,712	49,347
	Papa John's International Inc.	468,481	48,928
	Dana Inc.	2,056,558	48,864
	Choice Hotels International Inc.	408,975	48,611
*	Taylor Morrison Home Corp. Class A	1,790,627	47,308
	Steven Madden Ltd.	1,075,494	47,064
*	Visteon Corp.	387,055	46,810
	Murphy USA Inc.	350,059	46,687
*	Asbury Automotive Group Inc.	268,447	46,004
*	Six Flags Entertainment Corp.	1,062,388	45,980
	LCI Industries	349,856	45,978
*,1	Fisker Inc.	2,294,999	44,248
	Rent-A-Center Inc.	832,663	44,189
*	2U Inc.	1,053,861	43,914
	Columbia Sportswear Co.	428,718	42,169
*	Hyatt Hotels Corp. Class A	534,645	41,510
*	Dorman Products Inc.	396,348	41,089
*	Brinker International Inc.	651,667	40,306
*	Urban Outfitters Inc.	972,272	40,077
*	Abercrombie & Fitch Co. Class A	862,412	40,042
	Wolverine World Wide Inc.	1,178,180	39,634
	MDC Holdings Inc.	780,067	39,471
	Installed Building Products Inc.	318,846	39,014
4

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Skyline Champion Corp.	724,098	38,594
*	Red Rock Resorts Inc. Class A	903,275	38,389
	Kontoor Brands Inc.	673,815	38,010
*	Sleep Number Corp.	342,004	37,603
*	Vista Outdoor Inc.	805,362	37,272
	Group 1 Automotive Inc.	240,254	37,102
*	Leslie's Inc.	1,330,789	36,583
*	SeaWorld Entertainment Inc.	731,840	36,548
*	iRobot Corp.	390,492	36,468
*	ODP Corp.	750,468	36,030
	Graham Holdings Co. Class B	56,239	35,650
*	Cheesecake Factory Inc.	653,659	35,415
*	Sally Beauty Holdings Inc.	1,604,391	35,409
*	Tri Pointe Homes Inc.	1,641,191	35,171
*	Boot Barn Holdings Inc.	417,692	35,107
	Jack in the Box Inc.	313,662	34,954
*	Revolve Group Inc. Class A	506,403	34,891
*	GrowGeneration Corp.	722,177	34,737
*	Gentherm Inc.	476,146	33,830
	Penske Automotive Group Inc.	443,855	33,507
	Levi Strauss & Co. Class A	1,178,726	32,674
	Winnebago Industries Inc.	479,693	32,600
*	Bloomin' Brands Inc.	1,148,389	31,167
	Shutterstock Inc.	316,197	31,041
*	Everi Holdings Inc.	1,236,099	30,828
	Monro Inc.	479,003	30,421
*,1	Veoneer Inc.	1,311,019	30,219
	Big Lots Inc.	449,449	29,668
	Core-Mark Holding Co. Inc.	642,627	28,925
*	At Home Group Inc.	780,323	28,747
*	Dave & Buster's Entertainment Inc.	686,266	27,862
	Century Communities Inc.	418,135	27,823
	Strategic Education Inc.	353,090	26,856
	Smith & Wesson Brands Inc.	760,824	26,401
*	Cavco Industries Inc.	116,949	25,985
*,1	Workhorse Group Inc.	1,536,846	25,496
*	WW International Inc.	684,928	24,753
*	Adtalem Global Education Inc.	683,262	24,351
	Acushnet Holdings Corp.	489,975	24,205
	Oxford Industries Inc.	241,219	23,842
*	M/I Homes Inc.	403,901	23,697
	La-Z-Boy Inc.	634,538	23,503
*	Academy Sports & Outdoors Inc.	566,533	23,364
	Patrick Industries Inc.	319,913	23,354
*,1	Petco Health & Wellness Co. Inc. Class A	1,036,083	23,219
	Sturm Ruger & Co. Inc.	256,215	23,054
*	Purple Innovation Inc. Class A	860,906	22,737
*	Bally's Corp.	417,824	22,608
	Camping World Holdings Inc. Class A	545,565	22,363
*	Malibu Boats Inc. Class A	301,772	22,129
*	Laureate Education Inc. Class A	1,507,861	21,879
*	Dine Brands Global Inc.	239,670	21,391
*	Vroom Inc.	507,743	21,254
*	G-III Apparel Group Ltd.	631,366	20,747
*	GoPro Inc. Class A	1,765,685	20,570
	Buckle Inc.	412,865	20,540
*	Porch Group Inc.	1,054,752	20,399
*	Houghton Mifflin Harcourt Co.	1,826,378	20,163
*	Hibbett Inc.	224,833	20,152
*,1	Canoo Inc.	2,013,038	20,010
*	XPEL Inc.	237,877	19,951
5

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Children's Place Inc.	210,689	19,607
*	Stride Inc.	602,763	19,367
[1]	Dillard's Inc. Class A	101,394	18,340
*	Tenneco Inc. Class A	935,384	18,072
*,1	Blink Charging Co.	436,600	17,975
*	RealReal Inc.	853,867	16,872
*	Tupperware Brands Corp.	709,372	16,848
*	American Axle & Manufacturing Holdings Inc.	1,622,801	16,796
*	BJ's Restaurants Inc.	334,782	16,451
*,1	Lordstown Motors Corp.	1,480,745	16,377
*	Green Brick Partners Inc.	700,759	15,935
	Aaron's Co. Inc.	485,297	15,525
*	MarineMax Inc.	317,240	15,462
*	Denny's Corp.	933,267	15,390
*	Hayward Holdings Inc.	577,203	15,019
	Caleres Inc.	548,435	14,967
*	Zumiez Inc.	305,274	14,955
*	Party City Holdco Inc.	1,590,644	14,841
	Sonic Automotive Inc. Class A	327,988	14,674
*,1	Vuzix Corp.	794,285	14,575
	Guess? Inc.	542,042	14,310
*	Groupon Inc. Class A	328,197	14,165
*,1	ContextLogic Inc. Class A	1,071,432	14,111
*	Designer Brands Inc. Class A	840,556	13,911
	Franchise Group Inc.	393,201	13,868
*	Genesco Inc.	204,078	12,996
*	America's Car-Mart Inc.	90,717	12,856
	Johnson Outdoors Inc. Class A	106,214	12,852
*	Perdoceo Education Corp.	1,041,039	12,774
*	Modine Manufacturing Co.	752,123	12,478
*	Monarch Casino & Resort Inc.	185,776	12,293
*	Golden Entertainment Inc.	273,105	12,235
*	Quotient Technology Inc.	1,127,964	12,193
*	Lovesac Co.	152,470	12,166
	Standard Motor Products Inc.	271,549	11,772
*	Stoneridge Inc.	396,919	11,709
*	1-800-Flowers.com Inc. Class A	361,699	11,527
*,1	XL Fleet Corp.	1,379,383	11,490
*	Chico's FAS Inc.	1,723,802	11,343
*	Citi Trends Inc.	130,211	11,328
*	Sportsman's Warehouse Holdings Inc.	634,132	11,269
*,1	PLBY Group Inc.	289,303	11,251
*	AMMO Inc.	1,102,334	10,792
*	Chuy's Holdings Inc.	287,085	10,697
*	Ruth's Hospitality Group Inc.	461,745	10,634
*	CarParts.com Inc.	512,291	10,430
	Haverty Furniture Cos. Inc.	243,310	10,404
*	Rush Street Interactive Inc.	836,947	10,261
*,1	Cricut Inc. Class A	237,765	10,129
*	Playa Hotels & Resorts NV	1,352,251	10,047
*	Universal Electronics Inc.	204,428	9,915
*	Liquidity Services Inc.	388,969	9,899
*	Lands' End Inc.	235,334	9,660
*	Fossil Group Inc.	674,575	9,633
*	Accel Entertainment Inc. Class A	795,423	9,442
	Clarus Corp.	365,289	9,388
[1]	PetMed Express Inc.	293,841	9,359
*,1	Poshmark Inc. Class A	195,043	9,311
*	Coursera Inc.	232,288	9,189
	Carriage Services Inc. Class A	244,203	9,028
*	Latham Group Inc.	279,795	8,942
6

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Shoe Carnival Inc.	123,905	8,870
*	Lumber Liquidators Holdings Inc.	419,592	8,853
	Ethan Allen Interiors Inc.	319,985	8,832
*	Arko Corp.	954,072	8,768
*	Vivint Smart Home Inc.	637,080	8,409
*	Beazer Homes USA Inc.	434,635	8,384
*	American Public Education Inc.	283,006	8,020
	RCI Hospitality Holdings Inc.	120,049	7,947
[1]	Big 5 Sporting Goods Corp.	301,330	7,738
	Movado Group Inc.	241,248	7,592
*	Red Robin Gourmet Burgers Inc.	224,951	7,448
*	OneSpaWorld Holdings Ltd.	767,169	7,434
*	Nautilus Inc.	440,612	7,424
*,1	Golden Nugget Online Gaming Inc.	578,971	7,388
*,1	Genius Brands International Inc.	4,014,176	7,386
*	MasterCraft Boat Holdings Inc.	280,229	7,367
*	American Outdoor Brands Inc.	208,094	7,312
*	Lindblad Expeditions Holdings Inc.	455,775	7,297
*,1	Shift Technologies Inc.	846,543	7,263
	Winmark Corp.	37,307	7,166
*	Conn's Inc.	277,460	7,075
*	Cooper-Standard Holdings Inc.	243,215	7,053
*	Hovnanian Enterprises Inc. Class A	66,249	7,042
	Marine Products Corp.	435,410	6,723
*	Funko Inc. Class A	310,341	6,604
*,1	Arcimoto Inc.	375,498	6,455
*	Express Inc.	948,730	6,157
*	TravelCenters of America Inc.	209,205	6,117
*,1	ThredUp Inc. Class A	209,621	6,096
	Hooker Furniture Corp.	175,501	6,079
	OneWater Marine Inc. Class A	143,841	6,046
	Rocky Brands Inc.	101,217	5,628
*	Noodles & Co. Class A	445,413	5,559
*	Motorcar Parts of America Inc.	242,316	5,438
	Tilly's Inc. Class A	338,218	5,405
*,1	PubMatic Inc. Class A	136,252	5,323
*	Unifi Inc.	218,345	5,319
*,1	CarLotz Inc.	965,292	5,271
*	PlayAGS Inc.	526,035	5,208
*	Century Casinos Inc.	387,312	5,202
*,1	1847 Goedeker Inc.	1,339,212	5,156
*	El Pollo Loco Holdings Inc.	278,683	5,097
	Cato Corp. Class A	295,673	4,988
	Del Taco Restaurants Inc.	484,407	4,849
*,1	StoneMor Inc.	1,793,246	4,698
*	Vizio Holding Corp. Class A	165,127	4,460
*	Kirkland's Inc.	194,241	4,444
*	Vera Bradley Inc.	324,859	4,025
	Flexsteel Industries Inc.	97,684	3,945
*	Drive Shack Inc.	1,183,163	3,916
*	Container Store Group Inc.	296,427	3,865
*	Bluegreen Vacations Holding Corp. Class A	214,654	3,864
*	Duluth Holdings Inc. Class B	178,791	3,692
*,1	Dream Finders Homes Inc. Class A	147,162	3,595
*	Full House Resorts Inc.	359,688	3,575
[1]	Hall of Fame Resort & Entertainment Co.	883,148	3,471
*,1	ONE Group Hospitality Inc.	313,980	3,460
*	Fiesta Restaurant Group Inc.	257,327	3,456
*	Build-A-Bear Workshop Inc.	196,911	3,409
	Bassett Furniture Industries Inc.	138,463	3,372
*	Barnes & Noble Education Inc.	456,383	3,291
7

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Superior Industries International Inc.	381,353	3,287
*	Regis Corp.	349,565	3,272
*,1	Aterian Inc.	221,261	3,237
	Superior Group of Cos. Inc.	133,888	3,201
*	Garrett Motion Inc.	398,600	3,181
*	VOXX International Corp. Class A	226,322	3,171
*	Carrols Restaurant Group Inc.	522,588	3,141
*	Universal Technical Institute Inc.	478,196	3,103
*	Casper Sleep Inc.	370,020	3,049
*,1	GAN Ltd.	184,685	3,036
	Escalade Inc.	129,137	2,964
*	Select Interior Concepts Inc. Class A	315,254	2,963
	Nathan's Famous Inc.	40,865	2,914
*	Inspired Entertainment Inc.	221,770	2,828
*	Lincoln Educational Services Corp.	348,261	2,709
*	Lakeland Industries Inc.	119,360	2,665
	JOANN Inc.	164,435	2,590
*	Waitr Holdings Inc.	1,433,022	2,551
*	Delta Apparel Inc.	85,957	2,537
*	Horizon Global Corp.	298,383	2,530
*	Potbelly Corp.	318,419	2,516
*	Strattec Security Corp.	55,763	2,479
*	BBQ Holdings Inc.	130,141	2,470
*,1	Remark Holdings Inc.	1,304,599	2,427
	Culp Inc.	148,464	2,420
	Lifetime Brands Inc.	160,590	2,404
*	Legacy Housing Corp.	141,220	2,388
*	Lazydays Holdings Inc.	107,766	2,371
*,1	Aspen Group Inc.	333,613	2,175
*,1	Esports Entertainment Group Inc.	199,381	2,165
*,1	XpresSpa Group Inc.	1,379,720	2,125
*	J Alexander's Holdings Inc. Class A	179,472	2,089
	Hamilton Beach Brands Holding Co. Class A	92,346	2,057
*	Biglari Holdings Inc. Class B	12,507	1,994
*	Kura Sushi USA Inc. Class A	52,221	1,985
	Weyco Group Inc.	77,311	1,729
*,1	BurgerFi International Inc.	168,553	1,686
*	Landsea Homes Corp.	199,200	1,667
*,1	AYRO Inc.	332,352	1,622
*	Target Hospitality Corp.	392,230	1,455
*,1	Koss Corp.	62,148	1,443
*,1	LMP Automotive Holdings Inc.	84,897	1,443
*	Charles & Colvard Ltd.	453,482	1,351
*	RumbleON Inc. Class B	32,485	1,315
*	iMedia Brands Inc.	161,242	1,298
*	Live Ventures Inc.	20,102	1,238
*	New Home Co. Inc.	194,068	1,139
*,1	Vinco Ventures Inc.	283,169	1,119
*,1	Greenlane Holdings Inc. Class A	249,130	1,114
*	Zovio Inc. Class A	422,334	1,094
*,1	J. Jill Inc.	54,407	1,072
*	Biglari Holdings Inc. Class A	1,335	1,040
*,1	Blue Apron Holdings Inc. Class A	211,464	905
*	JAKKS Pacific Inc.	78,317	861
*	Toughbuilt Industries Inc.	1,033,977	860
	Educational Development Corp.	65,062	811
*	Iconix Brand Group Inc.	244,119	764
*	Ark Restaurants Corp.	38,576	762
*	Sypris Solutions Inc.	191,017	711
*,1	Harbor Custom Development Inc.	208,794	676
*	Mister Car Wash Inc.	30,865	665
8

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Luby's Inc.	169,167	650
	Crown Crafts Inc.	82,557	625
*	Allied Esports Entertainment Inc.	270,890	623
*	Dixie Group Inc.	190,957	560
*,1	Digital Brands Group Inc.	89,647	520
*	Nephros Inc.	44,770	465
*,1	Forward Industries Inc.	139,573	413
*	Good Times Restaurants Inc.	99,829	408
	Dover Motorsports Inc.	181,111	408
*	Vince Holding Corp.	40,363	408
*	1stdibs.com Inc.	11,105	387
*,1	Monaker Group Inc.	160,271	359
*	Xcel Brands Inc.	113,019	338
*	Flanigan's Enterprises Inc.	8,326	336
	AMCON Distributing Co.	2,126	326
*,1	Comstock Holding Cos. Inc. Class A	52,273	313
*	Rave Restaurant Group Inc.	209,299	310
*	Amesite Inc.	103,256	284
*	Unique Fabricating Inc.	56,941	211
*	Muscle Maker Inc.	122,856	172
*,1	Sequential Brands Group Inc.	16,951	145
*	Nova Lifestyle Inc.	42,072	133
*,1	Yunhong CTI Ltd.	46,060	91
*,1	Envela Corp.	17,358	83
*	Emerson Radio Corp.	68,379	81
*	Esports Technologies Inc.	3,018	64
*,1	TRxADE HEALTH Inc.	9,900	44
*	Canterbury Park Holding Corp.	2,731	41
*,2	Contra A/S CVR	448,712	40
*	iPower Inc.	2,776	20
	Jerash Holdings US Inc.	2,870	19
*	Amergent Hospitality Group Inc.	19,975	11
*	Bowl America Inc. Class A	505	4
			13,150,594
Consumer Staples (2.65%)
	Keurig Dr Pepper Inc.	8,182,390	288,347
	Bunge Ltd.	1,990,697	155,573
*	Darling Ingredients Inc.	2,294,300	154,865
*	Boston Beer Co. Inc. Class A	131,330	134,062
*	US Foods Holding Corp.	3,122,428	119,776
*,1	Beyond Meat Inc.	705,006	111,031
	Casey's General Stores Inc.	519,250	101,067
*	Freshpet Inc.	610,280	99,451
*	BJ's Wholesale Club Holdings Inc.	1,938,370	92,228
*	Performance Food Group Co.	1,882,161	91,266
*	Post Holdings Inc.	835,471	90,624
	Ingredion Inc.	942,037	85,254
	Flowers Foods Inc.	2,771,715	67,076
*	Herbalife Nutrition Ltd.	1,238,922	65,328
	Lancaster Colony Corp.	278,794	53,949
	Sanderson Farms Inc.	280,943	52,809
	WD-40 Co.	195,147	50,014
	Medifast Inc.	163,298	46,210
*	Hain Celestial Group Inc.	1,137,777	45,648
	Spectrum Brands Holdings Inc.	535,050	45,501
*	Simply Good Foods Co.	1,195,868	43,661
*	Grocery Outlet Holding Corp.	1,215,465	42,128
*	Sprouts Farmers Market Inc.	1,648,939	40,976
	Nu Skin Enterprises Inc. Class A	709,112	40,171
*	Coty Inc. Class A	3,958,588	36,973
	J & J Snack Foods Corp.	211,180	36,832
9

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	TreeHouse Foods Inc.	805,357	35,855
*	Celsius Holdings Inc.	462,610	35,200
	Energizer Holdings Inc.	800,781	34,418
	Edgewell Personal Care Co.	773,499	33,957
[1]	B&G Foods Inc.	920,542	30,194
	PriceSmart Inc.	331,336	30,155
*	Hostess Brands Inc. Class A	1,845,020	29,871
*	United Natural Foods Inc.	799,002	29,547
	Coca-Cola Consolidated Inc.	65,740	26,436
*	Central Garden & Pet Co. Class A	537,945	25,983
	Vector Group Ltd.	1,749,706	24,741
	Reynolds Consumer Products Inc.	788,138	23,920
	Cal-Maine Foods Inc.	540,110	19,557
*	Beauty Health Co.	1,128,602	18,961
	Universal Corp.	332,016	18,915
	Inter Parfums Inc.	251,993	18,144
*	BellRing Brands Inc. Class A	571,730	17,918
	Utz Brands Inc.	733,464	15,982
*	USANA Health Sciences Inc.	155,357	15,913
*	Pilgrim's Pride Corp.	701,976	15,570
	National Beverage Corp.	329,155	15,546
	Calavo Growers Inc.	240,593	15,258
*	elf Beauty Inc.	550,533	14,941
*	Chefs' Warehouse Inc.	463,458	14,752
	Fresh Del Monte Produce Inc.	427,883	14,069
	Seaboard Corp.	3,616	13,989
*,1	AppHarvest Inc.	855,723	13,692
	Andersons Inc.	446,972	13,646
[1]	Albertsons Cos. Inc. Class A	677,640	13,322
	MGP Ingredients Inc.	190,894	12,912
*	Rite Aid Corp.	779,938	12,713
	Weis Markets Inc.	233,927	12,085
	Ingles Markets Inc. Class A	203,653	11,867
*,1	Tattooed Chef Inc.	538,003	11,540
*,1	22nd Century Group Inc.	2,321,741	10,750
	John B Sanfilippo & Son Inc.	117,084	10,370
[1]	SpartanNash Co.	516,044	9,965
	Tootsie Roll Industries Inc.	264,454	8,968
*	Central Garden & Pet Co.	158,849	8,408
	Turning Point Brands Inc.	160,924	7,366
*	Veru Inc.	858,604	6,929
*	Whole Earth Brands Inc.	441,948	6,408
*	Duckhorn Portfolio Inc.	273,391	6,031
*	Honest Co. Inc.	366,153	5,928
*	Seneca Foods Corp. Class A	110,362	5,637
*	Vital Farms Inc.	218,060	4,352
*	Landec Corp.	382,884	4,307
	Nature's Sunshine Products Inc.	243,161	4,224
*	NewAge Inc.	1,809,845	4,036
	Limoneira Co.	188,660	3,311
*,1	LifeMD Inc.	255,395	3,009
	Village Super Market Inc. Class A	126,834	2,982
*,1	HF Foods Group Inc.	542,704	2,871
*	Farmer Bros Co.	221,822	2,815
*	Mission Produce Inc.	122,462	2,536
	Alico Inc.	68,920	2,454
	Oil-Dri Corp. of America	65,419	2,236
	Natural Grocers by Vitamin Cottage Inc.	180,918	1,943
*	S&W Seed Co.	489,851	1,783
*,1	Alkaline Water Co. Inc.	1,090,480	1,668
*	Lifevantage Corp.	196,129	1,442
10

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Laird Superfood Inc.	46,587	1,392
*	Natural Alternatives International Inc.	75,391	1,277
*	Revlon Inc. Class A	98,546	1,265
*	Reed's Inc.	1,121,061	1,143
*	Willamette Valley Vineyards Inc.	73,119	1,000
*	Arcadia Biosciences Inc.	301,942	897
	Natural Health Trends Corp.	113,755	795
*,1	RiceBran Technologies	697,387	788
	United-Guardian Inc.	52,397	785
*	Rocky Mountain Chocolate Factory Inc.	96,131	733
*	Guardion Health Sciences Inc.	273,672	482
*	Lifeway Foods Inc.	87,868	455
	Ocean Bio-Chem Inc.	31,116	380
*	Eastside Distilling Inc.	127,922	359
*	Coffee Holding Co. Inc.	55,673	299
*	Summer Infant Inc.	18,966	240
	Mannatech Inc.	7,406	204
*	Ifresh Inc.	140,286	198
*	Cyanotech Corp.	51,994	158
*	MedAvail Holdings Inc.	9,559	117
*	Bridgford Foods Corp.	4,554	60
*,1	Jupiter Wellness Inc.	6,900	31
			3,028,176
Energy (2.37%)
*	Cheniere Energy Inc.	3,265,988	283,292
	Texas Pacific Land Corp.	109,444	175,082
	Targa Resources Corp.	3,223,583	143,288
	Ovintiv Inc.	3,670,323	115,505
	Cimarex Energy Co.	1,453,652	105,317
*	EQT Corp.	3,961,779	88,189
	HollyFrontier Corp.	2,092,511	68,844
*	ChampionX Corp.	2,663,988	68,331
	PDC Energy Inc.	1,390,024	63,649
*	Range Resources Corp.	3,629,357	60,828
*	Antero Resources Corp.	3,878,676	58,296
	Matador Resources Co.	1,529,184	55,066
*	Denbury Inc.	705,190	54,144
*	TechnipFMC plc	5,954,893	53,892
*	Southwestern Energy Co.	9,224,451	52,303
	Helmerich & Payne Inc.	1,506,629	49,161
	Equitrans Midstream Corp.	5,682,736	48,360
	Murphy Oil Corp.	2,027,117	47,191
*	CNX Resources Corp.	3,129,425	42,748
*	Renewable Energy Group Inc.	670,544	41,802
	Antero Midstream Corp.	3,981,242	41,365
	SM Energy Co.	1,531,553	37,722
*,1	Callon Petroleum Co.	650,849	37,547
*,1	Transocean Ltd.	8,266,750	37,366
	Continental Resources Inc.	897,576	34,135
*	Magnolia Oil & Gas Corp. Class A	2,035,269	31,811
*,1	Whiting Petroleum Corp.	544,629	29,709
	World Fuel Services Corp.	888,208	28,183
	Cactus Inc. Class A	763,938	28,052
	Oasis Petroleum Inc.	275,417	27,693
	New Fortress Energy Inc. Class A	698,868	26,473
	Patterson-UTI Energy Inc.	2,658,350	26,424
[1]	Core Laboratories NV	644,650	25,109
	Delek US Holdings Inc.	1,023,757	22,134
*	Oceaneering International Inc.	1,407,367	21,913
*	PBF Energy Inc. Class A	1,359,077	20,794
*	Green Plains Inc.	602,537	20,257
11

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Kosmos Energy Ltd.	5,763,808	19,943
*,1	Gevo Inc.	2,676,599	19,459
*	Centennial Resource Development Inc. Class A	2,642,009	17,913
*	Liberty Oilfield Services Inc. Class A	1,226,070	17,361
*,1	Clean Energy Fuels Corp.	1,637,479	16,620
	Archrock Inc.	1,812,580	16,150
*	Dril-Quip Inc.	477,172	16,143
*	DMC Global Inc.	256,407	14,413
	Northern Oil & Gas Inc.	675,924	14,039
*	Tellurian Inc.	2,991,416	13,910
	Bonanza Creek Energy Inc.	276,503	13,015
*	Arch Resources Inc.	222,163	12,659
*	Laredo Petroleum Inc.	133,525	12,390
*	US Silica Holdings Inc.	1,060,353	12,258
*	Aspen Aerogels Inc.	393,393	11,770
*	Helix Energy Solutions Group Inc.	2,011,505	11,486
	Brigham Minerals Inc. Class A	524,243	11,161
*	Par Pacific Holdings Inc.	646,640	10,876
*	NexTier Oilfield Solutions Inc.	2,252,565	10,722
*	Nabors Industries Ltd.	92,853	10,608
*	ProPetro Holding Corp.	1,144,569	10,484
*	Bristow Group Inc. Class A	346,888	8,884
*,1	Uranium Energy Corp.	3,330,331	8,859
*	Contango Oil & Gas Co.	1,936,738	8,367
*	CONSOL Energy Inc.	437,705	8,084
	International Seaways Inc.	414,810	7,956
*	Peabody Energy Corp.	998,152	7,915
*	TETRA Technologies Inc.	1,823,402	7,914
	CVR Energy Inc.	401,492	7,211
*	REX American Resources Corp.	78,116	7,044
*	Tidewater Inc.	582,410	7,018
*	Talos Energy Inc.	444,460	6,951
*	Oil States International Inc.	882,340	6,926
*,1	NextDecade Corp.	1,635,039	6,753
*	W&T Offshore Inc.	1,380,789	6,697
*,1	Meta Materials Inc.	881,550	6,603
	Berry Corp.	939,711	6,315
*	Dorian LPG Ltd.	409,949	5,788
*	Alto Ingredients Inc.	931,682	5,693
*	Select Energy Services Inc. Class A	919,653	5,555
*	Penn Virginia Corp.	226,011	5,336
*	Comstock Resources Inc.	782,228	5,217
*	Frank's International NV	1,690,568	5,122
*	Vertex Energy Inc.	380,370	5,032
*	Vine Energy Inc. Class A	313,254	4,884
*	Newpark Resources Inc.	1,318,574	4,562
	Solaris Oilfield Infrastructure Inc. Class A	422,365	4,114
*	SilverBow Resources Inc.	174,404	4,050
*,1	Aemetis Inc.	359,524	4,016
*	RPC Inc.	798,352	3,952
*	Diamond S Shipping Inc.	381,633	3,801
*	Earthstone Energy Inc. Class A	337,304	3,734
*	FTS International Inc. Class A	127,158	3,597
*	Centrus Energy Corp. Class A	137,613	3,493
*,1	Ring Energy Inc.	1,097,498	3,271
	Falcon Minerals Corp.	587,838	2,986
*	SandRidge Energy Inc.	452,207	2,840
	Altus Midstream Co.	40,277	2,719
*	VAALCO Energy Inc.	759,457	2,468
*	Battalion Oil Corp.	181,800	2,436
*	Mammoth Energy Services Inc.	497,345	2,283
12

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Overseas Shipholding Group Inc. Class A	1,084,453	2,266
*	Amplify Energy Corp.	545,236	2,208
	Evolution Petroleum Corp.	435,404	2,160
*	Goodrich Petroleum Corp.	127,665	1,906
*,2	Meta Materials Inc. Series A Class A	1,758,570	1,899
*	Exterran Corp.	391,342	1,863
*	Natural Gas Services Group Inc.	179,377	1,844
	NACCO Industries Inc. Class A	60,211	1,568
*	Geospace Technologies Corp.	179,738	1,454
*	Forum Energy Technologies Inc.	59,996	1,409
*	Epsilon Energy Ltd.	270,604	1,353
*	SEACOR Marine Holdings Inc.	290,748	1,282
	PHX Minerals Inc.	331,548	1,233
*	Smart Sand Inc.	337,456	1,124
*,1	American Resources Corp. Class A	424,610	1,083
*	Gulf Island Fabrication Inc.	228,031	1,031
*,1	ENGlobal Corp.	265,263	804
*,1	KLX Energy Services Holdings Inc.	79,322	757
*	Hallador Energy Co.	276,710	746
	Adams Resources & Energy Inc.	26,556	735
*	Dawson Geophysical Co.	260,463	680
*,1	Lightbridge Corp.	83,914	618
*	Nine Energy Service Inc.	182,835	538
*	Ranger Energy Services Inc. Class A	66,043	528
*	Profire Energy Inc.	443,097	501
*	US Well Services Inc. Class A	470,102	475
*,1	Abraxas Petroleum Corp.	143,730	464
*	ION Geophysical Corp.	210,097	439
*	Nabors Industries Ltd. Warrants Exp. 06/11/2026	37,085	371
[1]	Riley Exploration Permian Inc.	12,410	360
*,1	New Concept Energy Inc.	54,202	331
*	Independence Contract Drilling Inc.	75,420	324
*	MIND Technology Inc.	165,870	322
*	NCS Multistage Holdings Inc.	10,147	308
*,1	Houston American Energy Corp.	116,519	289
*,1	US Energy Corp. Wyoming	52,444	249
*,1	Camber Energy Inc.	374,831	247
*	PEDEVCO Corp.	131,848	210
*,1	Barnwell Industries Inc.	62,082	205
*	PrimeEnergy Resources Corp.	4,191	194
*,1	Superior Drilling Products Inc.	200,379	184
*,1	Mexco Energy Corp.	16,503	161
*,1	Enservco Corp.	76,526	125
*,1	Nuverra Environmental Solutions Inc.	56,792	123
*,1	Miragen Therapeutics Inc. CVR	330,960	7
*,1,2	Harvest Natural Resources Inc.	133,886	—
			2,718,779
Financials (13.37%)
	Blackstone Group Inc.	9,686,293	940,927
	KKR & Co. Inc.	8,217,609	486,811
	Ally Financial Inc.	5,223,741	260,351
*	Markel Corp.	195,392	231,874
*	Arch Capital Group Ltd.	5,724,609	222,916
	Signature Bank	817,428	200,801
	Apollo Global Management Inc.	2,996,880	186,406
	FactSet Research Systems Inc.	535,944	179,868
	Fidelity National Financial Inc.	4,103,637	178,344
	Brown & Brown Inc.	3,328,044	176,852
	Annaly Capital Management Inc.	19,765,438	175,517
	Equitable Holdings Inc.	5,452,723	166,035
	LPL Financial Holdings Inc.	1,127,676	152,214
13

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	East West Bancorp Inc.	2,002,215	143,539
	Western Alliance Bancorp	1,465,296	136,053
	First Horizon Corp.	7,792,338	134,652
*	Alleghany Corp.	198,288	132,272
	Tradeweb Markets Inc. Class A	1,485,236	125,592
	AGNC Investment Corp.	7,389,809	124,814
	American Financial Group Inc.	970,927	121,094
*	Athene Holding Ltd. Class A	1,764,799	119,124
	Commerce Bancshares Inc.	1,499,416	111,796
	Reinsurance Group of America Inc.	956,708	109,065
	Starwood Property Trust Inc.	4,082,274	106,833
	RenaissanceRe Holdings Ltd.	704,342	104,820
	Voya Financial Inc.	1,702,791	104,722
	SEI Investments Co.	1,678,906	104,042
	Old Republic International Corp.	4,029,294	100,370
	Ares Management Corp. Class A	1,566,478	99,612
	First Financial Bankshares Inc.	2,017,128	99,101
	First American Financial Corp.	1,563,919	97,510
	SLM Corp.	4,633,197	97,019
	Jefferies Financial Group Inc.	2,824,872	96,611
*	Coinbase Global Inc. Class A	379,405	96,103
	Stifel Financial Corp.	1,478,269	95,881
	Prosperity Bancshares Inc.	1,322,283	94,940
	Pinnacle Financial Partners Inc.	1,072,431	94,685
	Janus Henderson Group plc	2,423,521	94,057
	Synovus Financial Corp.	2,093,699	91,872
	Affiliated Managers Group Inc.	590,363	91,040
	Cullen/Frost Bankers Inc.	798,677	89,452
	Primerica Inc.	560,847	85,888
	First Citizens BancShares Inc. Class A	102,522	85,374
	Popular Inc.	1,132,991	85,031
	South State Corp.	1,004,259	82,108
	Evercore Inc. Class A	580,121	81,664
	OneMain Holdings Inc.	1,306,861	78,294
	Morningstar Inc.	303,946	78,148
	Valley National Bancorp	5,808,989	78,015
	Carlyle Group Inc.	1,647,242	76,564
	Interactive Brokers Group Inc. Class A	1,136,645	74,712
	Glacier Bancorp Inc.	1,347,526	74,222
*,1	Credit Acceptance Corp.	162,717	73,891
	Lazard Ltd. Class A	1,593,937	72,126
	Bank OZK	1,705,511	71,904
	CIT Group Inc.	1,391,825	71,804
	Essent Group Ltd.	1,592,664	71,590
	New York Community Bancorp Inc.	6,487,642	71,494
	New Residential Investment Corp.	6,640,511	70,323
	United Bankshares Inc.	1,903,876	69,491
	Selective Insurance Group Inc.	853,340	69,249
	Erie Indemnity Co. Class A	354,624	68,567
	Hanover Insurance Group Inc.	502,635	68,177
	Webster Financial Corp.	1,276,478	68,087
	PacWest Bancorp	1,644,392	67,683
	Sterling Bancorp	2,722,571	67,493
	Blackstone Mortgage Trust Inc. Class A	2,068,153	65,953
	MGIC Investment Corp.	4,803,080	65,322
	Kemper Corp.	860,736	63,608
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,109,823	62,317
	Radian Group Inc.	2,717,317	60,460
	Wintrust Financial Corp.	799,125	60,438
	Houlihan Lokey Inc. Class A	731,110	59,797
*	Open Lending Corp. Class A	1,370,448	59,053
14

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	RLI Corp.	560,042	58,575
	Community Bank System Inc.	761,985	57,644
	Umpqua Holdings Corp.	3,121,153	57,585
	UMB Financial Corp.	618,368	57,545
	Pacific Premier Bancorp Inc.	1,345,699	56,910
	BankUnited Inc.	1,322,513	56,458
*	Brighthouse Financial Inc.	1,216,568	55,403
	Axis Capital Holdings Ltd.	1,122,894	55,033
	Eastern Bankshares Inc.	2,668,901	54,899
*	Trupanion Inc.	472,328	54,365
	FNB Corp.	4,401,346	54,269
	Hancock Whitney Corp.	1,207,063	53,642
	Home BancShares Inc.	2,149,755	53,056
	First Hawaiian Inc.	1,824,319	51,701
	Assured Guaranty Ltd.	1,068,208	50,719
	Ameris Bancorp	994,095	50,331
	Kinsale Capital Group Inc.	304,886	50,236
	White Mountains Insurance Group Ltd.	43,491	49,929
	Navient Corp.	2,530,047	48,906
	Moelis & Co. Class A	859,637	48,905
	Chimera Investment Corp.	3,245,092	48,871
	Bank of Hawaii Corp.	572,902	48,250
	ServisFirst Bancshares Inc.	674,184	45,831
	Investors Bancorp Inc.	3,213,570	45,826
*	Texas Capital Bancshares Inc.	721,427	45,803
	PROG Holdings Inc.	943,438	45,408
	Federated Hermes Inc. Class B	1,327,115	45,002
	Simmons First National Corp. Class A	1,533,475	44,992
	Associated Banc-Corp	2,178,086	44,607
	Walker & Dunlop Inc.	421,037	43,948
*	Enstar Group Ltd.	183,618	43,870
	FirstCash Inc.	569,228	43,512
	CNO Financial Group Inc.	1,836,550	43,379
	Artisan Partners Asset Management Inc. Class A	844,837	42,935
	Hamilton Lane Inc. Class A	461,279	42,032
	Cathay General Bancorp	1,055,423	41,541
	Old National Bancorp	2,354,589	41,464
*	Cannae Holdings Inc.	1,219,401	41,350
	Atlantic Union Bankshares Corp.	1,120,683	40,591
	American Equity Investment Life Holding Co.	1,224,079	39,562
	Independent Bank Group Inc.	526,124	38,923
	Columbia Banking System Inc.	1,009,073	38,910
	BancorpSouth Bank	1,368,142	38,759
	United Community Banks Inc.	1,201,871	38,472
[1]	Rocket Cos. Inc. Class A	1,948,947	37,712
	CVB Financial Corp.	1,811,293	37,295
	Cadence Bancorp Class A	1,783,925	37,248
	BOK Financial Corp.	428,317	37,092
	Fulton Financial Corp.	2,328,571	36,745
*	Green Dot Corp. Class A	775,676	36,340
	First Bancorp (XNYS)	3,013,706	35,923
	Independent Bank Corp. (Massachusetts)	473,877	35,778
	Santander Consumer USA Holdings Inc.	984,783	35,767
*	Focus Financial Partners Inc. Class A	711,438	34,505
	WesBanco Inc.	966,486	34,436
*	Axos Financial Inc.	735,609	34,125
	Hilltop Holdings Inc.	934,720	34,024
	International Bancshares Corp.	783,394	33,639
	PennyMac Financial Services Inc.	539,754	33,314
*	Silvergate Capital Corp. Class A	292,383	33,133
*	LendingTree Inc.	156,240	33,104
15

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Renasant Corp.	808,616	32,345
	Washington Federal Inc.	1,014,365	32,237
*	Mr Cooper Group Inc.	969,215	32,042
	First Financial Bancorp	1,351,830	31,944
	First Merchants Corp.	756,301	31,515
	First Midwest Bancorp Inc.	1,578,991	31,311
	Arbor Realty Trust Inc.	1,740,443	31,015
	Virtu Financial Inc. Class A	1,116,833	30,858
	WSFS Financial Corp.	657,683	30,641
	Goosehead Insurance Inc. Class A	237,721	30,262
*	Upstart Holdings Inc.	241,756	30,195
	PennyMac Mortgage Investment Trust	1,403,251	29,552
	Two Harbors Investment Corp.	3,892,056	29,424
	Apollo Commercial Real Estate Finance Inc.	1,830,599	29,198
	Flagstar Bancorp Inc.	683,799	28,904
	Sandy Spring Bancorp Inc.	653,804	28,852
	Virtus Investment Partners Inc.	102,540	28,483
*	Genworth Financial Inc. Class A	7,250,060	28,275
	MFA Financial Inc.	6,152,569	28,240
	Towne Bank	925,058	28,140
*,1	Lemonade Inc.	253,743	27,762
*	NMI Holdings Inc. Class A	1,232,744	27,712
	BGC Partners Inc. Class A	4,854,945	27,528
	Trustmark Corp.	886,904	27,317
	Cohen & Steers Inc.	330,845	27,159
	Seacoast Banking Corp. of Florida	793,794	27,108
	Heartland Financial USA Inc.	564,342	26,518
	Great Western Bancorp Inc.	797,481	26,149
	Live Oak Bancshares Inc.	441,990	26,077
	Argo Group International Holdings Ltd.	502,410	26,040
	Banner Corp.	479,723	26,006
	Piper Sandler Cos.	197,528	25,592
	Eagle Bancorp Inc.	454,065	25,464
*	PRA Group Inc.	661,710	25,456
	Veritex Holdings Inc.	709,962	25,140
	Mercury General Corp.	385,605	25,045
*	LendingClub Corp.	1,369,951	24,837
	Northwest Bancshares Inc.	1,802,622	24,588
	New York Mortgage Trust Inc.	5,472,562	24,462
	PJT Partners Inc. Class A	340,715	24,320
*	Triumph Bancorp Inc.	326,595	24,250
	Hope Bancorp Inc.	1,691,294	23,983
*	Palomar Holdings Inc.	310,842	23,456
	Park National Corp.	196,064	23,022
	Provident Financial Services Inc.	998,043	22,845
	Nelnet Inc. Class A	299,291	22,516
	Westamerica Bancorp	384,555	22,316
	Meta Financial Group Inc.	438,890	22,221
	NBT Bancorp Inc.	607,112	21,838
*	eHealth Inc.	372,660	21,763
	Lakeland Financial Corp.	344,687	21,247
	Horace Mann Educators Corp.	567,198	21,225
	Enterprise Financial Services Corp.	451,311	20,936
	Capitol Federal Financial Inc.	1,776,383	20,926
	Stewart Information Services Corp.	363,315	20,596
*	Encore Capital Group Inc.	434,582	20,595
	Ladder Capital Corp.	1,776,838	20,505
	First Interstate BancSystem Inc. Class A	486,865	20,366
	Berkshire Hills Bancorp Inc.	742,122	20,342
	Brightsphere Investment Group Inc.	854,297	20,016
	James River Group Holdings Ltd.	527,601	19,796
16

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Broadmark Realty Capital Inc.	1,819,109	19,264
	B. Riley Financial Inc.	254,481	19,213
	Redwood Trust Inc.	1,560,017	18,829
	First Commonwealth Financial Corp.	1,313,306	18,478
	American National Group Inc.	123,978	18,417
*	Enova International Inc.	527,828	18,057
	Boston Private Financial Holdings Inc.	1,209,387	17,838
	ProAssurance Corp.	782,664	17,806
	First Busey Corp.	714,378	17,617
	Employers Holdings Inc.	410,232	17,558
	Dime Community Bancshares Inc.	519,535	17,467
	CNA Financial Corp.	383,398	17,441
	FB Financial Corp.	462,349	17,255
	S&T Bancorp Inc.	549,885	17,211
*	BRP Group Inc. Class A	644,998	17,189
*	Bancorp Inc.	742,383	17,082
	OceanFirst Financial Corp.	814,481	16,974
	First Bancorp (XNGS)	414,290	16,949
	AMERISAFE Inc.	280,848	16,764
	National Bank Holdings Corp. Class A	444,025	16,758
*	Customers Bancorp Inc.	429,659	16,752
	TriCo Bancshares	390,837	16,642
	BancFirst Corp.	265,761	16,591
	OFG Bancorp	744,548	16,469
	Southside Bancshares Inc.	423,492	16,190
	Brookline Bancorp Inc.	1,069,459	15,988
	Cowen Inc. Class A	387,820	15,920
	City Holding Co.	210,677	15,851
	Stock Yards Bancorp Inc.	309,166	15,733
	Meridian Bancorp Inc.	766,511	15,683
[1]	Invesco Mortgage Capital Inc.	4,018,197	15,671
	Safety Insurance Group Inc.	193,276	15,130
	Premier Financial Corp.	508,214	14,438
*	StoneX Group Inc.	236,696	14,360
*	Donnelley Financial Solutions Inc.	427,408	14,104
	StepStone Group Inc. Class A	394,866	13,583
	German American Bancorp Inc.	364,173	13,547
	Ready Capital Corp.	839,815	13,328
	ConnectOne Bancorp Inc.	508,891	13,318
	TFS Financial Corp.	647,573	13,146
	Heritage Financial Corp.	523,099	13,088
	Washington Trust Bancorp Inc.	253,887	13,037
	First Foundation Inc.	576,017	12,966
	Tompkins Financial Corp.	163,432	12,676
	Preferred Bank	198,857	12,582
	Origin Bancorp Inc.	293,522	12,463
	Ellington Financial Inc.	645,559	12,362
	Bryn Mawr Bank Corp.	290,239	12,245
*	Blucora Inc.	696,412	12,055
	1st Source Corp.	256,748	11,929
*	Selectquote Inc.	616,095	11,866
*	Columbia Financial Inc.	688,242	11,852
	Lakeland Bancorp Inc.	670,042	11,712
	HomeStreet Inc.	287,444	11,710
	Banc of California Inc.	659,840	11,574
*	Oscar Health Inc. Class A	535,698	11,518
	Kearny Financial Corp.	963,376	11,512
	ARMOUR Residential REIT Inc.	991,390	11,322
	HarborOne Bancorp Inc.	787,365	11,291
	TPG RE Finance Trust Inc.	809,279	10,885
	Granite Point Mortgage Trust Inc.	736,222	10,859
17

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	BrightSpire Capital Inc.	1,154,207	10,850
	Central Pacific Financial Corp.	411,613	10,727
*	Ambac Financial Group Inc.	678,598	10,627
	First Bancshares Inc.	283,601	10,615
	Univest Financial Corp.	389,265	10,265
*	SiriusPoint Ltd.	1,019,353	10,265
*	Watford Holdings Ltd.	292,346	10,229
	Northfield Bancorp Inc.	617,232	10,123
	Federal Agricultural Mortgage Corp. Class C	101,301	10,019
	WisdomTree Investments Inc.	1,612,567	9,998
	TrustCo Bank Corp.	288,587	9,922
	Flushing Financial Corp.	459,760	9,853
	Heritage Commerce Corp.	880,334	9,798
*	CrossFirst Bankshares Inc.	697,746	9,594
	Altabancorp	219,531	9,508
	Merchants Bancorp	242,162	9,502
	QCR Holdings Inc.	197,564	9,501
	Allegiance Bancshares Inc.	245,436	9,435
*,1	MetroMile Inc.	1,022,727	9,358
	Camden National Corp.	195,516	9,338
*	World Acceptance Corp.	57,142	9,156
[1]	HCI Group Inc.	90,685	9,017
	United Fire Group Inc.	320,061	8,875
	Capstead Mortgage Corp.	1,431,214	8,788
	Horizon Bancorp Inc.	499,270	8,702
*	GoHealth Inc. Class A	768,726	8,617
[1]	Orchid Island Capital Inc.	1,633,724	8,479
	Ares Commercial Real Estate Corp.	566,795	8,326
*	Nicolet Bankshares Inc.	117,963	8,298
*,1	Root Inc. Class A	758,525	8,207
	Cambridge Bancorp	98,381	8,165
	First Mid Bancshares Inc.	201,464	8,161
	Dynex Capital Inc.	432,268	8,066
	Midland States Bancorp Inc.	305,700	8,031
	Byline Bancorp Inc.	353,581	8,002
	Community Trust Bancorp Inc.	197,197	7,963
*	Atlantic Capital Bancshares Inc.	310,140	7,896
	Hanmi Financial Corp.	403,075	7,683
	Arrow Financial Corp.	213,523	7,676
	Peapack-Gladstone Financial Corp.	244,762	7,605
	KKR Real Estate Finance Trust Inc.	349,930	7,569
	Great Southern Bancorp Inc.	139,541	7,521
*	TriState Capital Holdings Inc.	365,239	7,447
*	MBIA Inc.	676,725	7,444
	National Western Life Group Inc. Class A	32,569	7,308
	First Community Bankshares Inc.	238,636	7,123
	Diamond Hill Investment Group Inc.	42,238	7,067
*	Metropolitan Bank Holding Corp.	117,222	7,059
	First Financial Corp.	167,769	6,848
	Peoples Bancorp Inc.	228,240	6,760
	Hingham Institution For Savings	23,225	6,747
	Business First Bancshares Inc.	290,288	6,662
[1]	UWM Holdings Corp.	787,000	6,650
	Sculptor Capital Management Inc. Class A	269,408	6,625
	CBTX Inc.	237,870	6,496
	Bank First Corp.	93,063	6,493
	Amalgamated Financial Corp.	415,380	6,492
	Reliant Bancorp Inc.	233,622	6,478
*	Equity Bancshares Inc. Class A	212,401	6,476
	MidWestOne Financial Group Inc.	224,575	6,461
	Republic Bancorp Inc. Class A	138,975	6,411
18

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Victory Capital Holdings Inc. Class A	198,281	6,402
	Bar Harbor Bankshares	222,943	6,381
	MVB Financial Corp.	148,795	6,348
	Mercantile Bank Corp.	208,744	6,304
*	Amerant Bancorp Inc. Class A	293,441	6,274
*	AssetMark Financial Holdings Inc.	248,706	6,233
	First of Long Island Corp.	291,318	6,185
	Universal Insurance Holdings Inc.	439,868	6,105
	Independent Bank Corp. (Michigan)	281,181	6,104
	Financial Institutions Inc.	202,822	6,085
	Regional Management Corp.	129,527	6,028
	HomeTrust Bancshares Inc.	215,943	6,025
	Alerus Financial Corp.	207,616	6,023
	Citizens & Northern Corp.	239,548	5,869
	Oppenheimer Holdings Inc. Class A	112,122	5,700
	CNB Financial Corp.	249,505	5,694
	Capstar Financial Holdings Inc.	277,423	5,687
	Sierra Bancorp	216,755	5,516
*	Southern First Bancshares Inc.	106,633	5,455
*	Bridgewater Bancshares Inc.	337,396	5,449
	Waterstone Financial Inc.	277,169	5,449
	West Bancorp Inc.	191,999	5,328
	American National Bankshares Inc.	170,162	5,290
	Century Bancorp Inc. Class A	45,583	5,196
	SmartFinancial Inc.	214,269	5,145
	A-Mark Precious Metals Inc.	110,251	5,127
	Civista Bancshares Inc.	231,923	5,125
	Metrocity Bankshares Inc.	289,352	5,067
*	Oportun Financial Corp.	252,253	5,053
	Farmers National Banc Corp.	319,673	4,958
	GCM Grosvenor Inc. Class A	464,400	4,839
*	EZCORP Inc. Class A	789,526	4,761
	Independence Holding Co.	102,073	4,728
	Guaranty Bancshares Inc.	137,281	4,677
	Capital City Bank Group Inc.	180,813	4,663
	FS Bancorp Inc.	65,074	4,638
	Peoples Financial Services Corp.	107,554	4,582
	Great Ajax Corp.	351,693	4,565
	Blue Ridge Bankshares Inc.	259,250	4,542
	Mid Penn Bancorp Inc.	165,244	4,536
	Bank of Marin Bancorp	142,080	4,532
	First Bancorp Inc.	150,877	4,443
	First Choice Bancorp	145,885	4,442
	First Internet Bancorp	142,650	4,419
	Northrim Bancorp Inc.	103,326	4,417
	Home Bancorp Inc.	115,411	4,398
	Primis Financial Corp.	287,971	4,394
	Southern Missouri Bancorp Inc.	96,899	4,357
*	Carter Bankshares Inc.	344,047	4,304
	Spirit of Texas Bancshares Inc.	182,248	4,163
	State Auto Financial Corp.	242,790	4,157
	Curo Group Holdings Corp.	244,120	4,150
	Bank of Commerce Holdings	270,412	4,062
	Community Bankers Trust Corp.	349,305	3,961
	Old Second Bancorp Inc.	315,993	3,918
	Provident Bancorp Inc.	240,038	3,915
*	Select Bancorp Inc.	242,107	3,903
	Investors Title Co.	21,152	3,694
	Marlin Business Services Corp.	160,638	3,656
	RBB Bancorp	148,988	3,608
*	Ocwen Financial Corp.	115,930	3,592
19

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Orrstown Financial Services Inc.	154,571	3,566
*	Coastal Financial Corp.	124,583	3,558
	Territorial Bancorp Inc.	135,398	3,516
	Heritage Insurance Holdings Inc.	405,975	3,483
	Enterprise Bancorp Inc.	105,588	3,458
	South Plains Financial Inc.	148,800	3,442
	PCSB Financial Corp.	187,862	3,413
*	Maiden Holdings Ltd.	1,005,248	3,388
*	Howard Bancorp Inc.	209,353	3,377
*	Citizens Inc. Class A	636,472	3,367
[1]	ACNB Corp.	120,407	3,361
	Red River Bancshares Inc.	66,269	3,347
*	Atlanticus Holdings Corp.	84,031	3,336
[1]	Farmers & Merchants Bancorp Inc.	152,161	3,320
*	Professional Holding Corp. Class A	183,628	3,309
	Greenhill & Co. Inc.	211,508	3,291
*	Republic First Bancorp Inc.	818,442	3,266
	Investar Holding Corp.	141,742	3,244
	First Business Financial Services Inc.	119,155	3,226
	Western Asset Mortgage Capital Corp.	992,747	3,226
*	BayCom Corp.	177,771	3,191
	Northeast Bank	106,577	3,183
	PCB Bancorp	196,935	3,171
	First Bank	233,730	3,165
	Shore Bancshares Inc.	188,076	3,150
	National Bankshares Inc.	88,924	3,113
	AG Mortgage Investment Trust Inc.	725,046	3,096
	Evans Bancorp Inc.	83,333	3,092
	Western New England Bancorp Inc.	378,578	3,085
	BCB Bancorp Inc.	224,581	3,021
	Macatawa Bank Corp.	337,024	2,949
*	Greenlight Capital Re Ltd. Class A	322,459	2,944
	LCNB Corp.	179,044	2,931
	Ames National Corp.	118,092	2,894
	Mackinac Financial Corp.	145,023	2,866
	Premier Financial Bancorp Inc.	169,639	2,858
	Luther Burbank Corp.	236,374	2,803
	Donegal Group Inc. Class A	191,590	2,791
	Fidelity D&D Bancorp Inc.	49,684	2,688
	Norwood Financial Corp.	103,366	2,688
*	Pacific Mercantile Bancorp	312,577	2,688
	Community Financial Corp.	76,717	2,647
	Cherry Hill Mortgage Investment Corp.	267,036	2,633
	Summit Financial Group Inc.	119,570	2,632
	Tiptree Inc. Class A	278,722	2,592
	Westwood Holdings Group Inc.	118,862	2,586
*	Safeguard Scientifics Inc.	332,225	2,578
	Virginia National Bankshares Corp.	66,267	2,577
*	ACRES Commercial Realty Corp.	159,052	2,554
	Central Valley Community Bancorp	125,918	2,537
	First Northwest Bancorp	143,194	2,513
	Timberland Bancorp Inc.	88,996	2,503
*	SWK Holdings Corp.	140,901	2,473
*	Capital Bancorp Inc.	120,766	2,470
	Pzena Investment Management Inc. Class A	224,114	2,467
*	Esquire Financial Holdings Inc.	103,937	2,463
	Bankwell Financial Group Inc.	88,368	2,442
*	Trean Insurance Group Inc.	161,148	2,430
*,1	Finance of America Cos. Inc. Class A	315,700	2,409
	County Bancorp Inc.	70,459	2,393
	Codorus Valley Bancorp Inc.	118,516	2,375
20

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Bank of Princeton	81,643	2,341
	BankFinancial Corp.	204,346	2,338
	Meridian Corp.	88,121	2,313
	Crawford & Co. Class B	266,713	2,294
	Parke Bancorp Inc.	117,162	2,292
	1st Constitution Bancorp	110,376	2,284
	Unity Bancorp Inc.	103,594	2,284
*	NI Holdings Inc.	117,881	2,241
	Middlefield Banc Corp.	94,048	2,220
	Ellington Residential Mortgage REIT	185,536	2,184
	ESSA Bancorp Inc.	133,034	2,180
	Citizens Community Bancorp Inc.	157,258	2,151
	AFC Gamma Inc.	102,900	2,125
	OP Bancorp	207,322	2,086
*	FVCBankcorp Inc.	120,415	2,078
*	California Bancorp	111,000	2,076
	Chemung Financial Corp.	46,289	2,051
	Richmond Mutual Bancorp Inc.	136,621	2,036
*	MMA Capital Holdings Inc.	74,847	2,033
	Penns Woods Bancorp Inc.	85,255	2,031
	Associated Capital Group Inc. Class A	51,741	2,011
	Severn Bancorp Inc.	166,056	1,976
*	MainStreet Bancshares Inc.	87,486	1,975
	ChoiceOne Financial Services Inc.	78,643	1,905
*	Malvern Bancorp Inc.	102,938	1,903
	C&F Financial Corp.	36,986	1,886
*	First Western Financial Inc.	72,635	1,881
*	Velocity Financial Inc.	150,175	1,876
*	Medallion Financial Corp.	211,543	1,874
	First Guaranty Bancshares Inc.	95,755	1,865
	HBT Financial Inc.	107,073	1,864
	Federal Agricultural Mortgage Corp. Class A	20,476	1,853
	Riverview Bancorp Inc.	256,932	1,822
	Guild Holdings Co. Class A	118,454	1,817
	William Penn Bancorp	151,653	1,805
*	Five Star Bancorp	74,621	1,802
	Cortland Bancorp	66,679	1,784
	Eagle Bancorp Montana Inc.	77,227	1,776
	First United Corp.	101,549	1,770
	United Insurance Holdings Corp.	310,230	1,768
	Nexpoint Real Estate Finance Inc.	84,363	1,762
	GAMCO Investors Inc. Class A	70,032	1,754
*	ProSight Global Inc.	137,233	1,751
	First Community Corp.	86,350	1,744
	Sachem Capital Corp.	324,098	1,734
	Peoples Bancorp of North Carolina Inc.	66,525	1,716
[1]	Hawthorn Bancshares Inc.	73,740	1,691
	First Capital Inc.	38,982	1,690
*	Manning & Napier Inc. Class A	209,696	1,650
	SB Financial Group Inc.	88,836	1,643
	Bank of the James Financial Group Inc.	101,650	1,626
	United Security Bancshares	196,870	1,608
	First Savings Financial Group Inc.	21,830	1,597
*	Bright Health Group Inc.	92,592	1,589
	First Financial Northwest Inc.	104,176	1,578
	CB Financial Services Inc.	71,072	1,574
*	PDL Community Bancorp	113,139	1,545
	Provident Financial Holdings Inc.	89,437	1,545
	Franklin Financial Services Corp.	47,974	1,532
*	Security National Financial Corp. Class A	174,529	1,527
*	Randolph Bancorp Inc.	73,561	1,523
21

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	American River Bankshares	82,554	1,494
	Bank of South Carolina Corp.	72,771	1,492
	Crawford & Co. Class A	164,368	1,491
*	Arlington Asset Investment Corp. Class A	366,318	1,487
	FNCB Bancorp Inc.	204,000	1,483
[1]	Oak Valley Bancorp	80,206	1,457
	Colony Bankcorp Inc.	79,731	1,424
	Union Bankshares Inc.	38,565	1,396
	Salisbury Bancorp Inc.	26,823	1,363
	Silvercrest Asset Management Group Inc. Class A	88,935	1,338
	Level One Bancorp Inc.	48,814	1,333
*	Pioneer Bancorp Inc.	109,648	1,318
[1]	First National Corp.	64,822	1,302
	US Global Investors Inc. Class A	206,953	1,281
	Summit State Bank	78,386	1,218
	CF Bankshares Inc.	63,590	1,211
	Plumas Bancorp	37,769	1,210
*	Nicholas Financial Inc.	107,396	1,205
*	Hallmark Financial Services Inc.	270,526	1,204
*	Sterling Bancorp Inc.	251,548	1,145
[1]	loanDepot Inc. Class A	87,780	1,128
[1]	Ohio Valley Banc Corp.	45,934	1,123
	Prudential Bancorp Inc.	80,339	1,113
*	Elevate Credit Inc.	308,950	1,103
	Old Point Financial Corp.	45,108	1,094
	AmeriServ Financial Inc.	273,459	1,075
*	HMN Financial Inc.	47,410	1,010
[1]	Citizens Holding Co.	54,367	1,004
	Sound Financial Bancorp Inc.	22,740	986
	United Bancorp Inc.	67,245	986
*	FFBW Inc.	85,515	975
	Kingstone Cos. Inc.	123,825	966
*	Angel Oak Mortgage Inc.	53,356	953
	Guaranty Federal Bancshares Inc.	38,891	947
	Lument Finance Trust Inc.	223,295	940
	Landmark Bancorp Inc.	33,410	902
*	Consumer Portfolio Services Inc.	195,871	881
	Donegal Group Inc. Class B	61,092	849
	First US Bancshares Inc.	77,118	831
	IF Bancorp Inc.	36,116	831
	United Bancshares Inc.	21,112	760
[1]	Community West Bancshares	55,714	729
	Greene County Bancorp Inc.	25,448	716
	Partners Bancorp	88,606	712
	Auburn National Bancorp Inc.	19,698	698
*,1	Reliance Global Group Inc.	182,186	643
*	Broadway Financial Corp.	237,171	638
*,1	Siebert Financial Corp.	129,565	623
	FedNat Holding Co.	148,849	618
	Bank7 Corp.	35,700	616
	Manhattan Bridge Capital Inc.	76,988	601
*	Limestone Bancorp Inc.	35,467	590
	Tremont Mortgage Trust	94,591	574
*	FlexShopper Inc.	181,219	538
	Hennessy Advisors Inc.	57,467	536
	Pathfinder Bancorp Inc.	31,500	498
*	Ashford Inc.	20,199	459
*	Heritage Global Inc.	176,967	448
	Emclaire Financial Corp.	14,818	431
*,1	LM Funding America Inc.	99,643	427
*	Impac Mortgage Holdings Inc.	181,058	384
22

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
[1]	Atlantic American Corp.	88,286	381
*	Riverview Financial Corp.	30,805	352
	Oconee Federal Financial Corp.	13,333	312
*	Bogota Financial Corp.	29,940	305
	Elmira Savings Bank	20,134	288
*	Kingsway Financial Services Inc.	51,368	257
*	Vericity Inc.	26,052	249
	CBM Bancorp Inc.	15,795	237
*	Rhinebeck Bancorp Inc.	21,520	235
*,1	Oxbridge Re Holdings Ltd.	89,196	234
*	Affinity Bancshares Inc.	17,788	229
*,1,2	Contran Corp. CVR	238,902	229
*,1	Carver Bancorp Inc.	21,647	222
	Mid-Southern Bancorp Inc.	10,235	163
*,1	Cohen & Co. Inc.	8,216	155
*	Magyar Bancorp Inc.	10,465	143
*	FG Financial Group Inc.	15,130	140
	Glen Burnie Bancorp	9,237	120
*	Income Opportunity Realty Investors Inc.	8,837	114
*,1	Medley Management Inc. Class A	14,165	87
	Home Federal Bancorp Inc. of Louisiana	4,434	85
*	Conifer Holdings Inc.	24,973	72
*	OptimumBank Holdings Inc.	14,519	70
	Kentucky First Federal Bancorp	9,399	69
*	Village Bank & Trust Financial Corp.	1,338	65
	Value Line Inc.	1,919	59
*	ICC Holdings Inc.	2,593	42
*	Patriot National Bancorp Inc.	3,079	28
*	GWG Holdings Inc.	2,941	21
*,2	First Eagle Private Credit LLC CVR	225,787	21
	National Security Group Inc.	1,272	14
*	HV Bancorp Inc.	525	12
*	Unico American Corp.	1,377	6
	Lake Shore Bancorp Inc.	300	5
*,2	F-star Therapeutics Inc. CVR	40,838	3
	WVS Financial Corp.	100	2
*,2	Frontier Financial Corp.	1	—
*,2	Contra Costa County Public Financing Authority CVR	101,693	—
			15,304,328
Health Care (15.34%)
*	Moderna Inc.	4,345,548	1,021,117
*	Veeva Systems Inc. Class A	1,885,773	586,381
*	Teladoc Health Inc.	1,859,060	309,143
*	Exact Sciences Corp.	2,431,784	302,295
*	Horizon Therapeutics plc	3,181,343	297,901
*	Alnylam Pharmaceuticals Inc.	1,666,295	282,470
*	Seagen Inc.	1,718,491	271,315
*	Novocure Ltd.	1,220,178	270,660
*	Avantor Inc.	7,305,217	259,408
*	Insulet Corp.	940,516	258,181
	Bio-Techne Corp.	550,197	247,732
*	Elanco Animal Health Inc.	6,703,017	232,528
*	BioMarin Pharmaceutical Inc.	2,582,852	215,513
*	Molina Healthcare Inc.	826,754	209,218
*	10X Genomics Inc. Class A	1,055,009	206,592
*	Novavax Inc.	966,880	205,278
*	Masimo Corp.	716,665	173,755
*	Guardant Health Inc.	1,219,298	151,425
*	Jazz Pharmaceuticals plc	846,533	150,378
*	Repligen Corp.	725,295	144,783
*	Intellia Therapeutics Inc.	880,008	142,482
23

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Penumbra Inc.	479,474	131,405
*	Neurocrine Biosciences Inc.	1,339,813	130,391
*	Syneos Health Inc.	1,441,252	128,978
*	Natera Inc.	1,128,674	128,138
*	Arrowhead Pharmaceuticals Inc.	1,470,535	121,790
*	United Therapeutics Corp.	630,456	113,110
*	Amedisys Inc.	459,455	112,534
	Bruker Corp.	1,443,352	109,666
	Encompass Health Corp.	1,402,193	109,413
	Chemed Corp.	224,769	106,653
	Hill-Rom Holdings Inc.	938,075	106,556
*	Mirati Therapeutics Inc.	655,961	105,957
*	Tenet Healthcare Corp.	1,501,364	100,576
*	STAAR Surgical Co.	659,395	100,558
*	Envista Holdings Corp.	2,271,081	98,133
*	Fate Therapeutics Inc.	1,129,150	97,999
*	Pacific Biosciences of California Inc.	2,795,984	97,776
*	HealthEquity Inc.	1,172,126	94,333
*	Acceleron Pharma Inc.	746,923	93,731
*	Omnicell Inc.	608,718	92,190
*	Denali Therapeutics Inc.	1,146,222	89,910
*	LHC Group Inc.	446,174	89,351
*	Sarepta Therapeutics Inc.	1,127,543	87,655
*,1	Invitae Corp.	2,568,952	86,651
*	Tandem Diabetes Care Inc.	888,804	86,570
*	Halozyme Therapeutics Inc.	1,884,768	85,587
*	Globus Medical Inc. Class A	1,100,424	85,316
*	Shockwave Medical Inc.	448,813	85,153
*	Ultragenyx Pharmaceutical Inc.	890,533	84,912
*	Bridgebio Pharma Inc.	1,370,356	83,537
*	Nevro Corp.	487,591	80,838
*	Exelixis Inc.	4,423,825	80,602
*	Acadia Healthcare Co. Inc.	1,270,845	79,746
*	Ionis Pharmaceuticals Inc.	1,992,452	79,479
*	Twist Bioscience Corp.	590,264	78,653
*	Change Healthcare Inc.	3,343,428	77,033
*	PRA Health Sciences Inc.	461,179	76,191
*	Biohaven Pharmaceutical Holding Co. Ltd.	782,586	75,973
*	NeoGenomics Inc.	1,649,998	74,530
*	Inspire Medical Systems Inc.	383,791	74,171
*	Blueprint Medicines Corp.	815,627	71,743
*	PPD Inc.	1,540,784	71,015
*	Quidel Corp.	549,242	70,369
*	Neogen Corp.	1,523,783	70,155
*	Medpace Holdings Inc.	388,311	68,587
*	Integra LifeSciences Holdings Corp.	999,818	68,228
*	CareDx Inc.	727,727	66,602
*	AMN Healthcare Services Inc.	658,981	63,908
	Select Medical Holdings Corp.	1,509,407	63,788
*	TG Therapeutics Inc.	1,622,684	62,944
	Ensign Group Inc.	720,377	62,435
*	LivaNova plc	696,052	58,545
*	Arena Pharmaceuticals Inc.	845,803	57,684
*	Maravai LifeSciences Holdings Inc. Class A	1,379,285	57,558
	CONMED Corp.	412,661	56,712
*	ICU Medical Inc.	275,505	56,699
*	Glaukos Corp.	657,230	55,753
*	Alkermes plc	2,238,725	54,894
*	Editas Medicine Inc. Class A	962,418	54,511
*	Reata Pharmaceuticals Inc. Class A	376,524	53,289
*	Beam Therapeutics Inc.	414,001	53,286
24

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Apellis Pharmaceuticals Inc.	836,087	52,841
*	Iovance Biotherapeutics Inc.	2,020,715	52,579
*	AtriCure Inc.	634,607	50,343
	Royalty Pharma plc Class A	1,228,138	50,341
*	NuVasive Inc.	731,743	49,598
*	Adaptive Biotechnologies Corp.	1,179,216	48,183
*	Haemonetics Corp.	717,857	47,838
*	Turning Point Therapeutics Inc.	609,059	47,519
*	Merit Medical Systems Inc.	699,910	45,256
*	Insmed Inc.	1,578,990	44,938
	Owens & Minor Inc.	1,057,761	44,775
*,1	Cassava Sciences Inc.	521,207	44,532
*	Vir Biotechnology Inc.	939,129	44,402
*	Integer Holdings Corp.	470,615	44,332
*	Nektar Therapeutics	2,554,190	43,830
*	R1 RCM Inc.	1,917,059	42,635
*	PTC Therapeutics Inc.	1,003,312	42,410
*	Kodiak Sciences Inc.	452,140	42,049
*	NanoString Technologies Inc.	642,758	41,644
*	Sage Therapeutics Inc.	731,794	41,573
*	CryoPort Inc.	653,716	41,249
*	Emergent BioSolutions Inc.	649,712	40,925
*	Intra-Cellular Therapies Inc.	996,540	40,679
*	BioCryst Pharmaceuticals Inc.	2,536,054	40,095
*	ACADIA Pharmaceuticals Inc.	1,638,735	39,969
*	Agios Pharmaceuticals Inc.	720,588	39,712
*	Schrodinger Inc.	519,811	39,303
*	Allakos Inc.	458,900	39,176
*	Covetrus Inc.	1,419,260	38,320
*	Pacira BioSciences Inc.	630,297	38,246
*	Veracyte Inc.	951,568	38,044
	Patterson Cos. Inc.	1,242,130	37,748
*	Inovalon Holdings Inc. Class A	1,106,845	37,721
*	Allscripts Healthcare Solutions Inc.	2,009,472	37,195
*	MEDNAX Inc.	1,228,684	37,045
*	AdaptHealth Corp. Class A	1,347,344	36,931
*	Prestige Consumer Healthcare Inc.	708,402	36,908
*	1Life Healthcare Inc.	1,101,832	36,427
*	Arvinas Inc.	470,540	36,232
*	Amicus Therapeutics Inc.	3,729,162	35,949
*	Dicerna Pharmaceuticals Inc.	954,079	35,606
	Premier Inc. Class A	1,009,642	35,125
*,1	Multiplan Corp.	3,681,744	35,050
*	Vericel Corp.	661,543	34,731
*	Myriad Genetics Inc.	1,076,977	32,934
*,1	Sorrento Therapeutics Inc.	3,386,263	32,813
*	Heska Corp.	142,163	32,659
*	SpringWorks Therapeutics Inc.	391,474	32,261
*	Phreesia Inc.	525,994	32,243
*	FibroGen Inc.	1,208,205	32,174
*	Corcept Therapeutics Inc.	1,453,381	31,974
*,1	GoodRx Holdings Inc. Class A	885,010	31,869
*	Option Care Health Inc.	1,451,858	31,752
*	Axonics Inc.	493,504	31,293
*	Ligand Pharmaceuticals Inc.	238,131	31,240
*	Progyny Inc.	525,973	31,032
*	Magellan Health Inc.	324,440	30,562
*	Global Blood Therapeutics Inc.	871,312	30,513
*	Karuna Therapeutics Inc.	265,914	30,312
*	Bluebird Bio Inc.	936,663	29,954
*	Ironwood Pharmaceuticals Inc. Class A	2,315,563	29,801
25

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Bionano Genomics Inc.	3,974,629	29,134
*	Surgery Partners Inc.	433,203	28,860
*	Xencor Inc.	831,334	28,673
*	ModivCare Inc.	168,461	28,650
*	Revance Therapeutics Inc.	962,289	28,522
*	iRhythm Technologies Inc.	419,679	27,846
*	Translate Bio Inc.	1,002,882	27,619
*	Rocket Pharmaceuticals Inc.	619,635	27,444
*,1	Inovio Pharmaceuticals Inc.	2,954,288	27,386
*	Community Health Systems Inc.	1,762,102	27,207
*	agilon health Inc.	661,682	26,844
*	Health Catalyst Inc.	480,101	26,650
*	Lantheus Holdings Inc.	959,293	26,515
*,1	Butterfly Network Inc.	1,812,081	26,239
*	Axsome Therapeutics Inc.	384,716	25,953
*	Protagonist Therapeutics Inc.	569,959	25,580
*	Sotera Health Co.	1,052,331	25,498
*,1	OPKO Health Inc.	6,267,350	25,383
*	Avanos Medical Inc.	687,311	24,997
*	Allogene Therapeutics Inc.	954,928	24,905
*	Ortho Clinical Diagnostics Holdings plc	1,140,749	24,423
*	Evolent Health Inc. Class A	1,133,473	23,939
*	Silk Road Medical Inc.	498,689	23,867
*	Supernus Pharmaceuticals Inc.	762,522	23,478
*	Cardiovascular Systems Inc.	545,752	23,276
*,1	Fulgent Genetics Inc.	251,434	23,190
	Luminex Corp.	626,946	23,072
*	Quanterix Corp.	392,018	22,996
*,1	Anavex Life Sciences Corp.	998,582	22,828
*,1	Ocugen Inc.	2,806,049	22,533
*	MacroGenics Inc.	820,237	22,032
*	REVOLUTION Medicines Inc.	686,796	21,799
	US Physical Therapy Inc.	185,048	21,442
*	Deciphera Pharmaceuticals Inc.	582,380	21,321
*	RadNet Inc.	621,867	20,951
*,1	Clover Health Investments Corp.	1,572,194	20,942
*	Brookdale Senior Living Inc.	2,643,395	20,883
*	Avid Bioservices Inc.	811,276	20,809
*	Sangamo Therapeutics Inc.	1,714,097	20,518
*	Prothena Corp. plc	398,901	20,507
*	Cytokinetics Inc.	1,030,551	20,395
*	Heron Therapeutics Inc.	1,293,817	20,080
*	Kura Oncology Inc.	951,127	19,831
*	BioLife Solutions Inc.	441,131	19,635
*	REGENXBIO Inc.	504,138	19,586
*	Seres Therapeutics Inc.	820,145	19,560
*	MannKind Corp.	3,552,327	19,360
*	Castle Biosciences Inc.	263,072	19,291
*	Vocera Communications Inc.	483,139	19,253
*	Celldex Therapeutics Inc.	575,219	19,235
	Mesa Laboratories Inc.	70,677	19,165
*	Atara Biotherapeutics Inc.	1,221,079	18,988
*	Addus HomeCare Corp.	217,263	18,954
*	ImmunoGen Inc.	2,865,453	18,883
*,1	Senseonics Holdings Inc.	4,869,123	18,697
*	Codexis Inc.	822,481	18,637
*	Arcus Biosciences Inc.	648,096	17,797
*	CorVel Corp.	132,413	17,783
*,1	MiMedx Group Inc.	1,421,406	17,782
*	Inogen Inc.	266,693	17,380
*	Krystal Biotech Inc.	251,282	17,087
26

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	uniQure NV	553,234	17,040
*	Vanda Pharmaceuticals Inc.	785,880	16,904
*	Certara Inc.	575,813	16,313
*	Tabula Rasa HealthCare Inc.	324,517	16,226
*	Joint Corp.	191,529	16,073
*	CryoLife Inc.	565,454	16,059
*	Alector Inc.	757,589	15,781
*	Endo International plc	3,336,898	15,617
*	Ocular Therapeutix Inc.	1,084,151	15,373
*	Constellation Pharmaceuticals Inc.	449,750	15,202
*	Rubius Therapeutics Inc.	621,387	15,168
*	Varex Imaging Corp.	563,947	15,125
*	Pennant Group Inc.	369,099	15,096
	LeMaitre Vascular Inc.	244,382	14,912
*	Tactile Systems Technology Inc.	285,655	14,854
*	AngioDynamics Inc.	546,439	14,825
*,1	ImmunityBio Inc.	1,033,557	14,759
*,1	DermTech Inc.	349,693	14,537
*	Cerus Corp.	2,455,546	14,512
*	Replimune Group Inc.	377,188	14,492
*	Tivity Health Inc.	547,185	14,396
*,1	Dynavax Technologies Corp.	1,455,321	14,335
*	Agenus Inc.	2,583,027	14,181
*	Hanger Inc.	559,946	14,155
*	Outset Medical Inc.	282,155	14,102
*	Meridian Bioscience Inc.	629,966	13,973
*,1	Cerevel Therapeutics Holdings Inc.	542,540	13,900
*	PetIQ Inc. Class A	357,050	13,782
*	Zogenix Inc.	797,252	13,777
*,1	Omeros Corp.	908,047	13,475
*	Zentalis Pharmaceuticals Inc.	251,475	13,378
*	Y-mAbs Therapeutics Inc.	393,494	13,300
*	Madrigal Pharmaceuticals Inc.	136,381	13,285
*	Myovant Sciences Ltd.	578,375	13,170
*	Coherus Biosciences Inc.	941,844	13,026
*	Alphatec Holdings Inc.	849,693	13,017
*,1	Vaxart Inc.	1,736,829	13,009
	Atrion Corp.	20,813	12,923
*	Recursion Pharmaceuticals Inc. Class A	351,830	12,842
*	Natus Medical Inc.	487,897	12,676
*	Cutera Inc.	257,379	12,619
*	NextGen Healthcare Inc.	753,544	12,501
*	Privia Health Group Inc.	281,564	12,493
*	OrthoPediatrics Corp.	197,630	12,486
*	Innoviva Inc.	926,581	12,425
*	Radius Health Inc.	674,894	12,310
	Simulations Plus Inc.	223,543	12,275
	National HealthCare Corp.	174,918	12,227
*	Morphic Holding Inc.	211,569	12,142
*	Collegium Pharmaceutical Inc.	511,091	12,082
*	OptimizeRx Corp.	194,196	12,021
*	SI-BONE Inc.	380,694	11,980
*	Accolade Inc.	219,973	11,947
*	Apollo Medical Holdings Inc.	189,380	11,895
*	TransMedics Group Inc.	353,915	11,743
*	Organogenesis Holdings Inc. Class A	704,281	11,705
*	Enanta Pharmaceuticals Inc.	265,840	11,700
*,1	Humanigen Inc.	670,906	11,660
*,1	VBI Vaccines Inc.	3,437,676	11,516
*,1	Zomedica Corp.	13,799,917	11,491
*	ViewRay Inc.	1,740,542	11,488
27

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Travere Therapeutics Inc.	781,648	11,404
*,1	Applied Molecular Transport Inc.	248,171	11,351
*	Sesen Bio Inc.	2,439,578	11,271
*	Epizyme Inc.	1,352,396	11,238
*	Axogen Inc.	516,445	11,160
*	Aclaris Therapeutics Inc.	628,507	11,037
*	Inari Medical Inc.	118,318	11,037
*	Mersana Therapeutics Inc.	805,620	10,940
*	Surmodics Inc.	200,925	10,900
*	Aerie Pharmaceuticals Inc.	678,653	10,865
*	Arcutis Biotherapeutics Inc.	398,141	10,865
*,1	Atossa Therapeutics Inc.	1,708,095	10,795
*	SmileDirectClub Inc. Class A	1,237,211	10,739
*	OraSure Technologies Inc.	1,057,546	10,724
*	Theravance Biopharma Inc.	737,769	10,712
*	Relay Therapeutics Inc.	292,193	10,691
*	Rigel Pharmaceuticals Inc.	2,454,494	10,652
*,1	Asensus Surgical Inc.	3,331,649	10,561
*	HealthStream Inc.	373,116	10,425
*	Rhythm Pharmaceuticals Inc.	528,204	10,342
*	American Well Corp. Class A	820,626	10,323
*	Signify Health Inc. Class A	338,517	10,301
*,1	Hims & Hers Health Inc.	940,299	10,240
*	Orthofix Medical Inc.	254,828	10,221
*,1	G1 Therapeutics Inc.	463,341	10,166
*	Personalis Inc.	401,279	10,152
*	Antares Pharma Inc.	2,320,596	10,118
*	Arcturus Therapeutics Holdings Inc.	296,699	10,040
*,1	Cortexyme Inc.	188,773	10,005
*	Stoke Therapeutics Inc.	295,211	9,937
*	Amphastar Pharmaceuticals Inc.	489,851	9,875
*	Karyopharm Therapeutics Inc.	937,582	9,676
*	ChemoCentryx Inc.	722,059	9,668
*	Albireo Pharma Inc.	268,918	9,461
*	Sutro Biopharma Inc.	505,044	9,389
*	Kadmon Holdings Inc.	2,391,619	9,256
*	Alignment Healthcare Inc.	395,735	9,248
*	Curis Inc.	1,140,369	9,203
	National Research Corp.	199,630	9,163
*,1	Aldeyra Therapeutics Inc.	808,572	9,161
*	Verastem Inc.	2,250,360	9,159
*	Scholar Rock Holding Corp.	316,417	9,144
*	ALX Oncology Holdings Inc.	164,492	8,994
*,1	Clovis Oncology Inc.	1,537,740	8,919
*	Anika Therapeutics Inc.	203,739	8,820
*	Syndax Pharmaceuticals Inc.	511,815	8,788
*	Cara Therapeutics Inc.	614,235	8,765
*	Stereotaxis Inc.	907,417	8,747
*,1	Esperion Therapeutics Inc.	413,453	8,745
*,1	Marinus Pharmaceuticals Inc.	483,886	8,681
*,1	Precigen Inc.	1,325,890	8,645
*	IGM Biosciences Inc.	103,414	8,604
*	Akebia Therapeutics Inc.	2,247,642	8,519
*	Amneal Pharmaceuticals Inc.	1,663,063	8,515
*	Nuvation Bio Inc.	910,316	8,475
*	Agiliti Inc.	383,322	8,383
*	SeaSpine Holdings Corp.	408,189	8,372
*	Intersect ENT Inc.	488,112	8,342
*	Catalyst Pharmaceuticals Inc.	1,433,029	8,240
*	Cross Country Healthcare Inc.	498,451	8,229
	Phibro Animal Health Corp. Class A	284,843	8,226
28

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Chimerix Inc.	1,019,226	8,154
*	ZIOPHARM Oncology Inc.	3,083,137	8,139
*	Spectrum Pharmaceuticals Inc.	2,149,330	8,060
*	AnaptysBio Inc.	310,653	8,055
*	Generation Bio Co.	296,205	7,968
*	Triple-S Management Corp. Class B	354,874	7,903
*	VistaGen Therapeutics Inc.	2,501,316	7,879
*	IVERIC bio Inc.	1,245,663	7,860
*	Intercept Pharmaceuticals Inc.	392,236	7,833
*	Avita Medical Inc.	379,760	7,793
*	Immunovant Inc.	732,357	7,741
*	Precision BioSciences Inc.	611,444	7,655
*	C4 Therapeutics Inc.	201,321	7,618
*	Vapotherm Inc.	320,934	7,587
*	Chinook Therapeutics Inc.	535,868	7,566
*	Ardelyx Inc.	989,258	7,499
*	Eagle Pharmaceuticals Inc.	173,560	7,428
*	Nkarta Inc.	233,770	7,408
*	Forma Therapeutics Holdings Inc.	290,641	7,234
*	Sana Biotechnology Inc.	347,403	6,830
*	ChromaDex Corp.	689,581	6,799
*	Geron Corp.	4,790,387	6,754
*	Crinetics Pharmaceuticals Inc.	356,364	6,717
*	Pulmonx Corp.	150,995	6,662
*	Aveanna Healthcare Holdings Inc.	536,976	6,642
*	BioAtla Inc.	156,414	6,629
*	PAVmed Inc.	1,035,125	6,625
*	NGM Biopharmaceuticals Inc.	333,690	6,580
*	Fluidigm Corp.	1,066,739	6,571
*	Akero Therapeutics Inc.	264,668	6,566
*	Relmada Therapeutics Inc.	202,653	6,487
*	Bioxcel Therapeutics Inc.	218,976	6,363
*	Provention Bio Inc.	753,388	6,351
*	TCR2 Therapeutics Inc.	386,991	6,351
*	Phathom Pharmaceuticals Inc.	186,917	6,327
*	Lineage Cell Therapeutics Inc.	2,211,454	6,303
	Computer Programs & Systems Inc.	188,160	6,253
*	KalVista Pharmaceuticals Inc.	260,088	6,232
*	Accuray Inc.	1,370,761	6,196
*	Kymera Therapeutics Inc.	126,856	6,153
*,1	Annovis Bio Inc.	71,637	6,131
*	Oncocyte Corp.	1,055,717	6,060
*,1	TherapeuticsMD Inc.	5,045,661	6,004
*,1	Seer Inc. Class A	183,016	5,999
*	Eargo Inc.	150,229	5,996
*	Sientra Inc.	752,132	5,987
*	Evolus Inc.	471,377	5,963
*	PMV Pharmaceuticals Inc.	172,897	5,906
*	CytomX Therapeutics Inc.	927,407	5,870
*	Avidity Biosciences Inc.	236,457	5,843
*,1	Citius Pharmaceuticals Inc.	1,674,777	5,828
*	Ideaya Biosciences Inc.	276,793	5,810
*	Vaxcyte Inc.	252,866	5,692
*	Kindred Biosciences Inc.	613,706	5,628
*	Keros Therapeutics Inc.	130,963	5,562
*	iCAD Inc.	320,572	5,549
*	Flexion Therapeutics Inc.	669,369	5,509
*	Dyne Therapeutics Inc.	257,849	5,425
*	Gossamer Bio Inc.	667,714	5,422
*	Berkeley Lights Inc.	119,700	5,364
*	Viking Therapeutics Inc.	893,673	5,353
29

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Silverback Therapeutics Inc.	172,368	5,324
*	Selecta Biosciences Inc.	1,268,829	5,304
*	Evelo Biosciences Inc.	384,074	5,277
*	Innovage Holding Corp.	246,762	5,258
*	ANI Pharmaceuticals Inc.	149,726	5,248
*	InfuSystem Holdings Inc.	252,427	5,248
*	Shattuck Labs Inc.	180,988	5,247
*	BioDelivery Sciences International Inc.	1,465,429	5,246
*	Durect Corp.	3,209,549	5,232
*,1	Brooklyn ImmunoTherapeutics Inc.	290,008	5,223
*,1	Tonix Pharmaceuticals Holding Corp.	4,639,499	5,150
*,1	KemPharm Inc.	400,100	5,129
*,1	XOMA Corp.	150,322	5,111
*	Applied Therapeutics Inc.	244,203	5,075
*,1	CEL-SCI Corp.	584,272	5,071
*	Aspira Women's Health Inc.	899,973	5,058
*	Treace Medical Concepts Inc.	161,728	5,056
*	Forte Biosciences Inc.	149,758	5,035
*	Annexon Inc.	223,524	5,032
*	Kiniksa Pharmaceuticals Ltd. Class A	360,454	5,021
*	Athenex Inc.	1,069,582	4,941
*	Nurix Therapeutics Inc.	185,722	4,927
*	Neuronetics Inc.	307,189	4,921
*	Quotient Ltd.	1,340,966	4,881
*	Puma Biotechnology Inc.	531,005	4,875
*	Homology Medicines Inc.	669,572	4,868
*,1	SOC Telemed Inc. Class A	835,826	4,756
*,1	Prelude Therapeutics Inc.	164,389	4,706
*	Allovir Inc.	236,665	4,672
*,1	iBio Inc.	3,064,755	4,628
*	Kronos Bio Inc.	192,956	4,621
*	Passage Bio Inc.	348,523	4,614
*	Cue Biopharma Inc.	394,489	4,596
*	Avrobio Inc.	516,737	4,594
*	PLx Pharma Inc.	331,362	4,573
*	Spero Therapeutics Inc.	327,432	4,571
*	Instil Bio Inc.	233,585	4,513
*	Cullinan Oncology Inc.	174,310	4,488
*	Lexicon Pharmaceuticals Inc.	977,562	4,487
*	Molecular Templates Inc.	569,263	4,452
*,1	Frequency Therapeutics Inc.	445,789	4,440
*	Neoleukin Therapeutics Inc.	480,818	4,438
*	Adverum Biotechnologies Inc.	1,267,367	4,436
*,1	Xeris Pharmaceuticals Inc.	1,079,952	4,395
*	Olema Pharmaceuticals Inc.	156,570	4,381
*	CytoSorbents Corp.	577,872	4,363
*	Eiger BioPharmaceuticals Inc.	510,889	4,353
*	Zynex Inc.	280,328	4,353
*,1	AquaBounty Technologies Inc.	811,365	4,349
*,1	Ampio Pharmaceuticals Inc.	2,602,839	4,347
*,2	PDL BioPharma Inc.	1,757,467	4,341
*	Inotiv Inc.	162,296	4,330
*	Apyx Medical Corp.	419,438	4,324
*	Harvard Bioscience Inc.	518,619	4,320
	Utah Medical Products Inc.	50,707	4,312
*	Cogent Biosciences Inc.	530,687	4,304
*	Harpoon Therapeutics Inc.	310,195	4,302
*	Syros Pharmaceuticals Inc.	784,001	4,273
*	RAPT Therapeutics Inc.	134,150	4,265
*	Altimmune Inc.	428,684	4,223
*	SIGA Technologies Inc.	672,348	4,222
30

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	DarioHealth Corp.	195,917	4,185
*	iTeos Therapeutics Inc.	162,088	4,158
*	Cymabay Therapeutics Inc.	951,704	4,149
*	Cerecor Inc.	1,260,718	4,123
*,1	GT Biopharma Inc.	263,619	4,086
*	Paratek Pharmaceuticals Inc.	598,403	4,081
*	Praxis Precision Medicines Inc.	222,033	4,059
*	ClearPoint Neuro Inc.	211,302	4,034
*	Kinnate Biopharma Inc.	173,255	4,033
*	Misonix Inc.	180,234	3,998
*	Invacare Corp.	493,404	3,982
*	Trevena Inc.	2,322,625	3,925
*	Aeglea BioTherapeutics Inc.	554,671	3,861
*,1	Athersys Inc.	2,674,464	3,851
*	Atea Pharmaceuticals Inc.	177,667	3,816
*	Infinity Pharmaceuticals Inc.	1,265,649	3,784
*	Mirum Pharmaceuticals Inc.	218,362	3,775
*,1	Accelerate Diagnostics Inc.	460,967	3,715
*	MEI Pharma Inc.	1,300,888	3,708
*	Pliant Therapeutics Inc.	126,989	3,698
*,1	Seelos Therapeutics Inc.	1,397,239	3,689
*	Magenta Therapeutics Inc.	376,216	3,679
*	Ontrak Inc.	112,315	3,648
*	ORIC Pharmaceuticals Inc.	205,956	3,643
*	Prometheus Biosciences Inc.	146,731	3,604
*	Mustang Bio Inc.	1,075,925	3,572
*	Fortress Biotech Inc.	987,801	3,526
*	PDS Biotechnology Corp.	280,221	3,517
*	Castlight Health Inc. Class B	1,330,196	3,498
*,1	Zynerba Pharmaceuticals Inc.	657,052	3,476
*	WaVe Life Sciences Ltd.	514,829	3,429
*,1	ADMA Biologics Inc.	2,137,532	3,420
*	Chiasma Inc.	722,239	3,416
*	Design Therapeutics Inc.	171,436	3,410
*	XBiotech Inc.	205,238	3,399
*	Atreca Inc. Class A	394,769	3,363
*,1	Pieris Pharmaceuticals Inc.	876,649	3,358
*	Edgewise Therapeutics Inc.	157,217	3,353
*	Outlook Therapeutics Inc.	1,344,080	3,347
*,1	Soliton Inc.	145,849	3,280
*,1	Clene Inc.	289,830	3,258
*	Solid Biosciences Inc.	887,181	3,247
*	Harrow Health Inc.	348,655	3,239
*,1	Pulse Biosciences Inc.	194,880	3,196
*,1	CorMedix Inc.	459,676	3,153
*,1	Corbus Pharmaceuticals Holdings Inc.	1,707,491	3,125
*	Co-Diagnostics Inc.	377,526	3,115
*	Conformis Inc.	2,705,690	3,112
*	Aligos Therapeutics Inc.	152,655	3,112
*	Adamas Pharmaceuticals Inc.	573,050	3,026
*	Oyster Point Pharma Inc.	172,643	2,968
*,1	Oncternal Therapeutics Inc.	624,098	2,964
*	Gemini Therapeutics Inc. Class A	457,546	2,960
*	Arbutus Biopharma Corp.	971,703	2,944
*	Apria Inc.	104,626	2,930
*	4D Molecular Therapeutics Inc.	121,476	2,925
*	Hookipa Pharma Inc.	319,262	2,924
[1]	Forian Inc.	228,700	2,875
*	Clearside Biomedical Inc.	587,354	2,860
*,1	MyMD Pharmaceuticals Inc.	451,063	2,842
*	IntriCon Corp.	125,924	2,831
31

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	9 Meters Biopharma Inc.	2,572,858	2,830
*	Kezar Life Sciences Inc.	519,145	2,819
*	Fulcrum Therapeutics Inc.	264,326	2,770
*,1	VYNE Therapeutics Inc.	785,168	2,756
*	Inhibrx Inc.	99,759	2,745
*,1	Viracta Therapeutics Inc.	241,903	2,743
*	F-star Therapeutics Inc.	316,221	2,716
*,1	Kala Pharmaceuticals Inc.	511,749	2,712
*,1	Vor BioPharma Inc.	145,100	2,706
*	Taysha Gene Therapies Inc.	126,546	2,683
*	Black Diamond Therapeutics Inc.	218,408	2,662
*,1	Evofem Biosciences Inc.	2,345,720	2,651
*	Immunic Inc.	216,020	2,648
*,1	Jaguar Health Inc.	1,667,073	2,634
*	Gritstone bio Inc.	282,287	2,577
*	Cardiff Oncology Inc.	387,033	2,574
*,1	MediciNova Inc.	602,341	2,560
*	Celcuity Inc.	106,116	2,547
*,1	T2 Biosystems Inc.	2,112,481	2,514
*,1	Clever Leaves Holdings Inc.	245,652	2,493
*	Acutus Medical Inc.	146,640	2,490
*	Tarsus Pharmaceuticals Inc.	85,761	2,485
*	Synlogic Inc.	630,910	2,454
*,1	Retractable Technologies Inc.	212,160	2,453
*	Bolt Biotherapeutics Inc.	158,059	2,444
*,1	Kaleido Biosciences Inc.	328,390	2,443
*	Marker Therapeutics Inc.	874,800	2,441
*	Viridian Therapeutics Inc.	133,095	2,434
*	Akouos Inc.	192,464	2,415
*	EyePoint Pharmaceuticals Inc.	268,616	2,415
*	Jounce Therapeutics Inc.	353,899	2,407
*	Athira Pharma Inc.	233,951	2,396
*	Exagen Inc.	159,272	2,387
*,1	Heat Biologics Inc.	354,060	2,383
*	Savara Inc.	1,399,752	2,380
*,1	AVEO Pharmaceuticals Inc.	359,293	2,368
*	Checkpoint Therapeutics Inc.	791,620	2,335
*	Catalyst Biosciences Inc.	535,995	2,321
*,1	Surface Oncology Inc.	311,001	2,320
*	Eloxx Pharmaceuticals Inc.	1,165,259	2,319
*	Lannett Co. Inc.	494,850	2,311
*	iRadimed Corp.	78,349	2,304
*	89bio Inc.	122,295	2,287
*,1	AcelRx Pharmaceuticals Inc.	1,647,649	2,274
*	Ovid therapeutics Inc.	580,240	2,269
*	Codiak Biosciences Inc.	122,349	2,267
*	PhaseBio Pharmaceuticals Inc.	603,986	2,247
*	CTI BioPharma Corp.	888,475	2,221
*	Surgalign Holdings Inc.	1,579,136	2,195
*	Applied Genetic Technologies Corp.	560,171	2,190
*,1	Talis Biomedical Corp.	197,056	2,174
*	Hepion Pharmaceuticals Inc.	1,095,443	2,169
*	Galectin Therapeutics Inc.	672,775	2,153
*,1	Werewolf Therapeutics Inc.	123,381	2,152
*,1	SCYNEXIS Inc.	290,315	2,137
*,1	Adamis Pharmaceuticals Corp.	1,939,054	2,133
*,1	Novan Inc.	211,113	2,124
*	Poseida Therapeutics Inc.	210,978	2,114
*,1	UNITY Biotechnology Inc.	451,636	2,096
*	Bioventus Inc. Class A	117,710	2,072
*,1	180 Life Sciences Corp.	206,257	2,063
32

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Inmune Bio Inc.	117,066	2,057
*	Strongbridge Biopharma plc	688,709	2,045
*	NeuroPace Inc.	85,923	2,044
*	Assembly Biosciences Inc.	522,841	2,029
*,1	Repro-Med Systems Inc.	435,387	2,016
*,1	Genprex Inc.	601,298	2,014
*	Enzo Biochem Inc.	627,821	1,990
*	CASI Pharmaceuticals Inc.	1,259,927	1,953
*	Calithera Biosciences Inc.	926,583	1,937
*	Tela Bio Inc.	118,909	1,916
*	Adicet Bio Inc.	185,774	1,912
*	Sharps Compliance Corp.	185,229	1,908
*,1	Verrica Pharmaceuticals Inc.	167,152	1,889
*	Biomea Fusion Inc.	120,725	1,885
*	Vincerx Pharma Inc.	144,384	1,876
*	Akoya Biosciences Inc.	96,256	1,862
*	Larimar Therapeutics Inc.	186,049	1,827
*	Five Star Senior Living Inc.	314,433	1,811
*	Otonomy Inc.	805,354	1,796
*,1	Tyme Technologies Inc.	1,423,912	1,794
*	IsoRay Inc.	2,244,332	1,791
*,1	SELLAS Life Sciences Group Inc.	161,039	1,788
*	Tricida Inc.	412,936	1,784
*	Cyclerion Therapeutics Inc.	456,851	1,782
*	Lipocine Inc.	1,268,147	1,775
*,1	Palatin Technologies Inc.	2,904,698	1,772
*	Ikena Oncology Inc.	126,106	1,771
*,1	Matinas BioPharma Holdings Inc.	2,281,716	1,768
*	Oncorus Inc.	127,797	1,764
*	Talaris Therapeutics Inc.	120,103	1,764
*	Avinger Inc.	1,419,200	1,746
*	Tracon Pharmaceuticals Inc.	264,030	1,714
*,1	Actinium Pharmaceuticals Inc.	216,428	1,712
*	Pro-Dex Inc.	55,605	1,699
*,1	Finch Therapeutics Group Inc.	120,736	1,699
*,1	Aytu BioPharma Inc.	338,714	1,697
*	TFF Pharmaceuticals Inc.	174,626	1,678
*,1	Moleculin Biotech Inc.	456,531	1,675
*,1	Biolase Inc.	2,391,154	1,669
*,1	Beyond Air Inc.	255,952	1,659
*	Cabaletta Bio Inc.	192,579	1,656
*,1	Onconova Therapeutics Inc.	237,625	1,647
*	FONAR Corp.	92,762	1,640
*	SQZ Biotechnologies Co.	113,026	1,633
*,1	Inozyme Pharma Inc.	95,747	1,632
*	Concert Pharmaceuticals Inc.	385,906	1,629
*	Sio Gene Therapies Inc.	595,200	1,625
*	ContraFect Corp.	364,900	1,606
*	Figs Inc. Class A	31,992	1,603
*	Eledon Pharmaceuticals Inc.	202,056	1,598
*	NexImmune Inc.	97,825	1,597
*	NextCure Inc.	198,763	1,596
*,1	VolitionRX Ltd.	481,021	1,583
*	Rain Therapeutics Inc.	101,444	1,576
*,1	Agile Therapeutics Inc.	1,183,275	1,574
*,1	Capricor Therapeutics Inc.	304,679	1,563
*	NantHealth Inc.	671,472	1,558
*	BrainStorm Cell Therapeutics Inc.	408,100	1,551
*	cbdMD Inc.	532,486	1,544
*	Abeona Therapeutics Inc.	983,956	1,535
*,1	Orgenesis Inc.	301,998	1,531
33

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Eton Pharmaceuticals Inc.	247,693	1,526
*	Voyager Therapeutics Inc.	368,944	1,524
*,1	Optinose Inc.	484,591	1,507
*	X4 Pharmaceuticals Inc.	231,241	1,503
*,1	Milestone Scientific Inc.	611,501	1,498
*	Exicure Inc.	997,030	1,496
*	Alpine Immune Sciences Inc.	164,025	1,476
*	Lantern Pharma Inc.	99,700	1,456
*	Equillium Inc.	243,522	1,434
*,1	BioSig Technologies Inc.	370,638	1,431
*	Apollo Endosurgery Inc.	175,558	1,422
*	NeuBase Therapeutics Inc.	296,095	1,418
*	Merrimack Pharmaceuticals Inc.	221,783	1,417
*,1	Zosano Pharma Corp.	1,490,303	1,416
*	Capital Senior Living Corp.	28,463	1,409
*	Aptevo Therapeutics Inc.	62,672	1,406
*	Aileron Therapeutics Inc.	1,111,963	1,390
*,1	Aptinyx Inc. Class A	490,278	1,387
*	Eyenovia Inc.	278,865	1,383
*,1	Caladrius Biosciences Inc.	855,364	1,377
*	Protara Therapeutics Inc.	141,207	1,375
*	GlycoMimetics Inc.	585,947	1,359
*	Reneo Pharmaceuticals Inc.	144,757	1,351
*	Doximity Inc. Class A	23,149	1,347
*	Galera Therapeutics Inc.	136,099	1,338
*	AIM ImmunoTech Inc.	621,990	1,337
*,1	Enochian Biosciences Inc.	265,200	1,318
*,1	Nemaura Medical Inc.	126,945	1,314
*	Celsion Corp.	1,031,288	1,310
*,1	Precipio Inc.	354,107	1,285
*	Foghorn Therapeutics Inc.	120,415	1,285
*	Terns Pharmaceuticals Inc.	104,594	1,282
*,1	La Jolla Pharmaceutical Co.	299,121	1,280
*	Anixa Biosciences Inc.	329,309	1,278
*	AIkido Pharma Inc.	1,332,059	1,275
*,1	Second Sight Medical Products Inc.	256,669	1,268
*	LogicBio Therapeutics Inc.	283,745	1,260
*,1	Rockwell Medical Inc.	1,326,746	1,207
*	Landos Biopharma Inc.	103,643	1,197
*,1	Liquidia Corp.	414,269	1,185
*,1	Synthetic Biologics Inc.	1,950,906	1,175
*	Spruce Biosciences Inc.	104,705	1,174
*	Delcath Systems Inc.	92,853	1,171
*	IRIDEX Corp.	164,887	1,164
*	LENSAR Inc.	133,880	1,159
*,1	Aquestive Therapeutics Inc.	290,879	1,155
*	Minerva Neurosciences Inc.	491,858	1,141
*	ENDRA Life Sciences Inc.	516,833	1,127
*	Odonate Therapeutics Inc.	320,614	1,119
*	Electromed Inc.	98,539	1,113
*	Angion Biomedica Corp.	84,982	1,106
*,1	Progenity Inc.	308,342	1,101
	ProPhase Labs Inc.	177,100	1,098
*,1	Greenwich Lifesciences Inc.	24,425	1,098
*	Verve Therapeutics Inc.	18,081	1,089
*	Cidara Therapeutics Inc.	528,593	1,068
*	Diffusion Pharmaceuticals Inc.	1,455,326	1,062
*,1	Aethlon Medical Inc.	214,682	1,056
*	Axcella Health Inc.	260,381	1,044
*	Streamline Health Solutions Inc.	585,779	1,037
*	Sigilon Therapeutics Inc.	95,474	1,024
34

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	DiaMedica Therapeutics Inc.	229,660	1,022
*	CareCloud Inc.	120,480	1,014
*,1	Ekso Bionics Holdings Inc.	180,167	991
*,1	Organovo Holdings Inc.	105,062	988
*	Leap Therapeutics Inc.	598,301	981
*	Baudax Bio Inc.	1,272,334	968
*,1	Dyadic International Inc.	269,600	968
*	Dare Bioscience Inc.	509,543	963
*	Assertio Holdings Inc.	613,637	957
*	Decibel Therapeutics Inc.	110,721	952
*	Sensei Biotherapeutics Inc.	96,711	944
*	Oragenics Inc.	1,333,996	941
*,1	Regulus Therapeutics Inc.	1,156,989	941
*,1	Aprea Therapeutics Inc.	188,253	919
*	Biocept Inc.	218,867	917
*	Recro Pharma Inc.	393,139	908
*	Microbot Medical Inc.	113,841	904
*,1	Cocrystal Pharma Inc.	716,237	895
*,1	Corvus Pharmaceuticals Inc.	328,117	876
*,1	Aravive Inc.	145,805	872
*,1	Lucira Health Inc.	130,873	869
*,1	Soleno Therapeutics Inc.	753,533	859
*,1	Kintara Therapeutics Inc.	377,910	858
*,1	Chembio Diagnostics Inc.	288,247	856
*,1	Cohbar Inc.	607,943	851
*	Immunome Inc.	48,821	845
*,1	Aerpio Pharmaceuticals Inc.	498,929	843
*	OpGen Inc.	361,228	820
*	Biodesix Inc.	59,097	781
*,1	Idera Pharmaceuticals Inc.	648,437	778
*	Calyxt Inc.	193,297	777
*,1	Vyant Bio Inc.	199,679	747
*,1	Qualigen Therapeutics Inc.	373,111	742
*,1	PolarityTE Inc.	724,685	739
*	Satsuma Pharmaceuticals Inc.	103,894	732
*,1	Hancock Jaffe Laboratories Inc.	104,806	720
*	Predictive Oncology Inc.	546,261	716
*	Achieve Life Sciences Inc.	79,456	714
*	Opiant Pharmaceuticals Inc.	50,903	704
*	vTv Therapeutics Inc. Class A	306,532	699
*,1	SiNtx Technologies Inc.	363,149	697
*,1	Advaxis Inc.	1,483,827	688
*,1	Brickell Biotech Inc.	718,364	683
*	Champions Oncology Inc.	66,282	681
*,1	Biomerica Inc.	169,548	680
*	Sanara Medtech Inc.	18,363	679
*	Cellectar Biosciences Inc.	566,291	674
*	Myomo Inc.	61,752	667
*	aTyr Pharma Inc.	136,758	667
*	Bio-Path Holdings Inc.	95,597	638
*	Convey Holding Parent Inc.	55,702	634
*	ImmuCell Corp.	66,498	632
*	scPharmaceuticals Inc.	103,047	630
*	Monte Rosa Therapeutics Inc.	27,376	621
*	ElectroCore Inc.	520,441	619
*	Great Elm Group Inc.	276,253	619
*	Sensus Healthcare Inc.	159,743	615
*,1	Osmotica Pharmaceuticals plc	200,978	605
*	Allena Pharmaceuticals Inc.	463,039	602
*	Genocea Biosciences Inc.	255,951	599
*,1	Applied DNA Sciences Inc.	87,895	597
35

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	AzurRx BioPharma Inc.	727,509	597
*,1	OncoSec Medical Inc.	210,348	591
*	Edesa Biotech Inc.	106,609	563
*,1	Acorda Therapeutics Inc.	117,425	560
*	Pulmatrix Inc.	537,282	559
*,1	BioVie Inc. Class A	32,769	555
*,1	NanoViricides Inc.	118,568	550
*	Aridis Pharmaceuticals Inc.	74,302	550
*,1	Catabasis Pharmaceuticals Inc.	259,639	548
*	Psychemedics Corp.	78,603	547
*,1	Graybug Vision Inc.	96,995	527
*	Cyclo Therapeutics Inc.	51,376	526
*,1	Cleveland BioLabs Inc.	96,003	525
*	Bellerophon Therapeutics Inc.	108,278	524
*,1	IMARA Inc.	65,866	520
*	Cyclacel Pharmaceuticals Inc.	87,352	517
*	Lyell Immunopharma Inc.	31,811	517
*	Day One Biopharmaceuticals Inc.	22,454	511
*	Navidea Biopharmaceuticals Inc.	278,365	509
*,1	INVO BioScience Inc.	106,226	494
*	Evoke Pharma Inc.	358,936	492
*	Alimera Sciences Inc.	53,677	488
*,1	ARCA biopharma Inc.	137,498	480
*	Processa Pharmaceuticals Inc.	58,438	479
*,1	Motus GI Holdings Inc.	449,879	468
*	BioCardia Inc.	117,857	468
*,1	Teligent Inc.	865,731	463
*	GeoVax Labs Inc.	91,677	458
*	Regional Health Properties Inc.	32,823	451
*,1	Soligenix Inc.	403,677	448
*	LifeStance Health Group Inc.	15,928	444
*,1	Adial Pharmaceuticals Inc.	171,932	438
*,1	Enveric Biosciences Inc.	181,583	432
*	Helius Medical Technologies Inc.	24,943	423
*	Lumos Pharma Inc.	42,462	422
*	Cyteir Therapeutics Inc.	19,510	418
*,1	HTG Molecular Diagnostics Inc.	71,355	415
*	AgeX Therapeutics Inc.	258,811	401
*	Venus Concept Inc.	128,833	401
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	87,894	398
*	Alpha Teknova Inc.	16,428	390
*	CVRx Inc.	13,726	384
*	Plus Therapeutics Inc.	147,187	377
*	Tenax Therapeutics Inc.	173,801	377
*,1	Reviva Pharmaceuticals Holdings Inc.	77,006	374
*,1	SunLink Health Systems Inc.	108,130	370
*	Entasis Therapeutics Holdings Inc.	137,238	366
*	Strata Skin Sciences Inc.	237,025	365
*	Salarius Pharmaceuticals Inc.	338,547	359
*	Lyra Therapeutics Inc.	43,879	352
*	Yumanity Therapeutics Inc.	29,214	340
*,1	CNS Pharmaceuticals Inc.	172,272	338
*,1	Viveve Medical Inc.	114,231	338
*,1	Vaccinex Inc.	120,227	337
*	Vivos Therapeutics Inc.	67,256	333
*,1	RA Medical Systems Inc.	74,338	325
*	Benitec Biopharma Inc.	74,773	318
*	Yield10 Bioscience Inc.	37,034	316
*	Avenue Therapeutics Inc.	125,030	314
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	355,460	313
*	Kewaunee Scientific Corp.	21,515	310
36

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Singular Genomics Systems Inc.	11,200	308
*,1	Bellicum Pharmaceuticals Inc.	92,891	307
*,1	Aditx Therapeutics Inc.	118,558	307
*	Codex DNA Inc.	13,949	307
*	Phio Pharmaceuticals Corp.	135,191	306
*	Histogen Inc.	263,497	287
*	Monopar Therapeutics Inc.	45,070	265
*,1	NanoVibronix Inc.	308,919	263
*,1	ReShape Lifesciences Inc.	51,120	256
*,1	Graphite Bio Inc.	8,223	253
*,1	NovaBay Pharmaceuticals Inc.	373,541	251
*,1	Hoth Therapeutics Inc.	156,163	250
*,1	Checkmate Pharmaceuticals Inc.	41,612	248
*,1	Impel Neuropharma Inc.	27,954	247
*	Century Therapeutics Inc.	8,366	245
*	Cumberland Pharmaceuticals Inc.	83,401	237
*	Longeveron Inc. Class A	28,260	230
*	Trevi Therapeutics Inc.	100,874	227
*	NeuroMetrix Inc.	66,234	226
*,1	InVivo Therapeutics Holdings Corp.	301,862	224
*,1	Allied Healthcare Products Inc.	53,862	223
*	Elevation Oncology Inc.	16,420	223
*,1	Artelo Biosciences Inc.	184,000	219
*,1	Windtree Therapeutics Inc.	95,328	218
*,1	ThermoGenesis Holdings Inc.	77,065	204
*	Nuwellis Inc.	48,665	204
*	Sonoma Pharmaceuticals Inc.	27,591	203
	Petros Pharmaceuticals Inc.	64,076	202
*,1	Janux Therapeutics Inc.	8,067	201
*	American Shared Hospital Services	68,306	200
*,1	Star Equity Holdings Inc.	63,587	197
*	Ocuphire Pharma Inc.	37,099	196
*	Acer Therapeutics Inc.	68,311	195
*,1	SCWorx Corp.	109,982	191
*,1	Titan Pharmaceuticals Inc.	72,773	189
*	Vera Therapeutics Inc. Class A	14,263	189
*,1	Tempest Therapeutics Inc.	16,896	189
*	Xenetic Biosciences Inc.	90,724	185
*,1	Lexaria Bioscience Corp.	25,976	182
*,1	Palisade Bio Inc.	41,615	169
*	EyeGate Pharmaceuticals Inc.	43,540	158
*	NeuroBo Pharmaceuticals Inc.	47,464	158
*,1	Sonnet BioTherapeutics Holdings Inc.	96,871	153
*	Lixte Biotechnology Holdings Inc.	48,388	147
*	Metacrine Inc.	37,740	143
*	Longboard Pharmaceuticals Inc.	15,283	139
*,1	Dynatronics Corp.	105,988	127
*,1	Senestech Inc.	77,831	125
*,1	Timber Pharmaceuticals Inc.	95,828	117
*	Galecto Inc.	22,500	114
*	CynergisTek Inc.	55,455	113
*	Aziyo Biologics Inc. Class A	11,215	108
*	Inhibikase Therapeutics Inc.	34,800	97
*	Imac Holdings Inc.	46,484	92
*,2	Aduro Biotech Inc. CVR	150,581	90
*	Virios Therapeutics Inc.	14,111	89
*	Armata Pharmaceuticals Inc.	21,828	87
*	Avalon GloboCare Corp.	76,771	75
*,1	GBS Inc.	18,854	74
*,1	Xtant Medical Holdings Inc.	44,170	72
*	Protagenic Therapeutics Inc.	20,783	60
37

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Panbela Therapeutics Inc.	20,849	59
*	Kiromic BioPharma Inc.	10,414	50
*	Aerovate Therapeutics Inc.	2,096	48
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	105,015	22
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Elanco Animal Health Inc. CVR	701,074	18
*,2	Salarius Pharmaceuticals Inc. Rights Exp. 12/31/2049	119,407	15
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Ligand Pharmaceuticals Glucagon CVR	395,811	5
*	Ligand Pharmaceuticals General CVR	395,811	5
*	Virpax Pharmaceuticals Inc.	1,000	5
*	Ligand Pharmaceuticals Roche CVR	395,811	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Phenomix Corp. CVR	47	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
			17,557,478
Industrials (13.27%)
*	Uber Technologies Inc.	21,037,893	1,054,419
*	CoStar Group Inc.	5,585,352	462,579
	TransUnion	2,703,400	296,860
*	Plug Power Inc.	7,255,048	248,050
*	Lyft Inc. Class A	3,648,701	220,673
*	XPO Logistics Inc.	1,437,138	201,041
	Graco Inc.	2,400,862	181,745
	Lennox International Inc.	487,125	170,883
	Nordson Corp.	766,310	168,213
*	Trex Co. Inc.	1,631,917	166,798
	Toro Co.	1,513,114	166,261
	Booz Allen Hamilton Holding Corp. Class A	1,924,971	163,969
*	Axon Enterprise Inc.	915,755	161,905
	Owens Corning	1,474,364	144,340
	Hubbell Inc. Class B	769,640	143,800
	Carlisle Cos. Inc.	740,960	141,805
*	Middleby Corp.	785,613	136,115
	Watsco Inc.	464,458	133,132
*	AECOM	2,062,048	130,569
*	Sensata Technologies Holding plc	2,239,676	129,834
*	Sunrun Inc.	2,276,895	127,005
*	Builders FirstSource Inc.	2,918,526	124,504
	HEICO Corp. Class A	996,396	123,732
	Oshkosh Corp.	963,742	120,121
	Donaldson Co. Inc.	1,791,377	113,806
	AGCO Corp.	870,169	113,453
	ITT Inc.	1,214,341	111,221
	Lincoln Electric Holdings Inc.	842,277	110,936
*	SiteOne Landscape Supply Inc.	628,821	106,434
*	IAA Inc.	1,907,533	104,037
*	Clarivate plc	3,731,652	102,732
	Woodward Inc.	829,931	101,982
	Vertiv Holdings Co. Class A	3,502,098	95,607
	EMCOR Group Inc.	774,581	95,421
	Acuity Brands Inc.	507,235	94,868
	Tetra Tech Inc.	765,150	93,379
*	Stericycle Inc.	1,302,614	93,202
38

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	ManpowerGroup Inc.	775,363	92,198
	HEICO Corp.	633,821	88,367
*,1	Virgin Galactic Holdings Inc.	1,885,462	86,731
*	CACI International Inc. Class A	335,742	85,655
	Landstar System Inc.	541,808	85,617
	MSA Safety Inc.	513,767	85,070
*	AZEK Co. Inc. Class A	2,002,927	85,044
	Rexnord Corp.	1,691,869	84,661
*	MasTec Inc.	797,552	84,620
	Advanced Drainage Systems Inc.	711,301	82,916
*	WillScot Mobile Mini Holdings Corp.	2,963,867	82,603
*,1	ChargePoint Holdings Inc.	2,300,301	79,912
	Knight-Swift Transportation Holdings Inc. Class A	1,739,587	79,082
	BWX Technologies Inc.	1,348,893	78,398
*	Saia Inc.	371,369	77,798
	Timken Co.	963,114	77,617
*	Colfax Corp.	1,675,600	76,759
	Regal Beloit Corp.	573,165	76,523
*	Upwork Inc.	1,304,051	76,013
	KBR Inc.	1,978,070	75,463
	AMERCO	127,824	75,339
*	JetBlue Airways Corp.	4,472,681	75,052
	Flowserve Corp.	1,851,924	74,670
	nVent Electric plc	2,377,993	74,289
*	Hexcel Corp.	1,189,189	74,205
*	Chart Industries Inc.	501,764	73,418
	Armstrong World Industries Inc.	679,710	72,906
*	ASGN Inc.	746,968	72,404
	Science Applications International Corp.	820,483	71,981
	Valmont Industries Inc.	302,020	71,292
*	RBC Bearings Inc.	355,393	70,872
	Spirit AeroSystems Holdings Inc. Class A	1,490,742	70,348
	Curtiss-Wright Corp.	579,426	68,813
	Simpson Manufacturing Co. Inc.	605,561	66,878
*	Clean Harbors Inc.	713,110	66,419
*	FTI Consulting Inc.	482,354	65,894
	UFP Industries Inc.	877,220	65,213
	Exponent Inc.	728,440	64,984
	Crane Co.	700,512	64,706
*	WESCO International Inc.	619,173	63,663
	John Bean Technologies Corp.	444,347	63,373
	Air Lease Corp. Class A	1,516,545	63,301
	Allison Transmission Holdings Inc.	1,546,183	61,445
*	Resideo Technologies Inc.	2,009,325	60,280
	MSC Industrial Direct Co. Inc. Class A	662,371	59,435
	EnerSys	606,198	59,244
*	Univar Solutions Inc.	2,383,549	58,111
	Watts Water Technologies Inc. Class A	390,552	56,985
*	Avis Budget Group Inc.	726,853	56,615
*	Evoqua Water Technologies Corp.	1,670,131	56,417
	Ryder System Inc.	757,146	56,279
*,1	Stem Inc.	1,544,776	55,627
	Altra Industrial Motion Corp.	850,694	55,312
	Korn Ferry	751,304	54,507
	Brink's Co.	690,139	53,030
*	Mercury Systems Inc.	790,941	52,424
	UniFirst Corp.	217,676	51,076
	Aerojet Rocketdyne Holdings Inc.	1,055,264	50,959
*	Kirby Corp.	838,582	50,852
	Applied Industrial Technologies Inc.	550,283	50,109
*	Kratos Defense & Security Solutions Inc.	1,716,178	48,894
39

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Triton International Ltd.	928,954	48,621
*	Atkore Inc.	669,379	47,526
	Terex Corp.	995,023	47,383
	Hillenbrand Inc.	1,073,384	47,315
*	Spirit Airlines Inc.	1,513,723	46,078
	Insperity Inc.	505,317	45,666
*	Bloom Energy Corp. Class A	1,697,923	45,623
*,3	API Group Corp.	2,179,359	45,527
	GATX Corp.	501,241	44,345
	Franklin Electric Co. Inc.	542,334	43,723
*	Casella Waste Systems Inc. Class A	683,867	43,378
	Kennametal Inc.	1,197,733	43,023
*	Beacon Roofing Supply Inc.	783,981	41,747
*	Welbilt Inc.	1,797,529	41,613
*	Dun & Bradstreet Holdings Inc.	1,938,060	41,416
	ABM Industries Inc.	932,839	41,371
	Arcosa Inc.	689,093	40,477
*	FuelCell Energy Inc.	4,528,574	40,304
	Maxar Technologies Inc.	1,007,995	40,239
*	Shoals Technologies Group Inc. Class A	1,126,500	39,991
*	Herc Holdings Inc.	355,069	39,793
*	TriNet Group Inc.	548,579	39,761
	Matson Inc.	619,225	39,630
*	SPX Corp.	648,168	39,590
	Comfort Systems USA Inc.	502,313	39,577
	Macquarie Infrastructure Corp.	1,033,006	39,533
	SPX FLOW Inc.	603,764	39,390
	Albany International Corp. Class A	439,504	39,230
*	Allegiant Travel Co.	202,108	39,209
*	Masonite International Corp.	349,970	39,123
	Herman Miller Inc.	818,207	38,570
	Brady Corp. Class A	676,597	37,917
	AAON Inc.	583,769	36,538
	Werner Enterprises Inc.	816,617	36,356
*,1	Nikola Corp.	1,987,745	35,899
*	Proto Labs Inc.	389,988	35,801
*	Gibraltar Industries Inc.	467,327	35,662
	Mueller Industries Inc.	818,784	35,462
	Moog Inc. Class A	418,377	35,169
	ESCO Technologies Inc.	370,634	34,769
	Federal Signal Corp.	864,186	34,766
	Forward Air Corp.	383,270	34,398
	Barnes Group Inc.	666,462	34,156
	ManTech International Corp. Class A	388,644	33,633
*,1	TuSimple Holdings Inc. Class A	470,603	33,526
	Helios Technologies Inc.	422,298	32,960
	Mueller Water Products Inc. Class A	2,272,665	32,772
	Boise Cascade Co.	560,619	32,712
	Healthcare Services Group Inc.	1,034,376	32,655
*	Dycom Industries Inc.	437,557	32,611
*	Vicor Corp.	304,089	32,154
*	JELD-WEN Holding Inc.	1,208,668	31,740
*	Navistar International Corp.	709,438	31,570
*	Fluor Corp.	1,781,438	31,531
*	Hub Group Inc. Class A	472,709	31,189
*	AeroVironment Inc.	310,579	31,104
*	KAR Auction Services Inc.	1,751,999	30,748
	Trinity Industries Inc.	1,131,354	30,422
*	Cimpress plc	278,719	30,216
	Covanta Holding Corp.	1,703,243	29,994
*	SkyWest Inc.	690,204	29,727
40

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	GMS Inc.	613,664	29,542
	Kadant Inc.	166,565	29,330
	Raven Industries Inc.	501,547	29,015
	Deluxe Corp.	604,864	28,894
	EnPro Industries Inc.	293,561	28,519
	HNI Corp.	627,347	27,584
	Granite Construction Inc.	655,437	27,220
	McGrath RentCorp	332,313	27,107
	Rush Enterprises Inc. Class A	617,145	26,685
*	Atlas Air Worldwide Holdings Inc.	387,498	26,392
	GrafTech International Ltd.	2,228,278	25,893
	Lindsay Corp.	155,760	25,744
*	Meritor Inc.	1,039,802	24,352
*	Array Technologies Inc.	1,531,579	23,893
*	CBIZ Inc.	723,753	23,717
	CSW Industrials Inc.	199,605	23,645
*,1	Desktop Metal Inc. Class A	2,049,975	23,575
	Enerpac Tool Group Corp. Class A	871,343	23,195
	ADT Inc.	2,140,250	23,093
*	Harsco Corp.	1,122,868	22,929
*	TPI Composites Inc.	465,378	22,534
	Encore Wire Corp.	296,032	22,436
	Pitney Bowes Inc.	2,485,348	21,797
	ICF International Inc.	245,612	21,579
	Primoris Services Corp.	726,711	21,387
	ArcBest Corp.	366,831	21,346
*	MYR Group Inc.	230,259	20,935
	Greenbrier Cos. Inc.	475,155	20,707
	Astec Industries Inc.	327,562	20,617
	Alamo Group Inc.	134,474	20,531
*	Ameresco Inc. Class A	326,147	20,456
	Tennant Co.	253,712	20,259
*	PGT Innovations Inc.	859,302	19,962
*	Air Transport Services Group Inc.	854,671	19,854
	Kaman Corp.	386,013	19,455
	Steelcase Inc. Class A	1,286,597	19,440
	Columbus McKinnon Corp.	401,436	19,365
*	American Woodmark Corp.	228,589	18,673
*	AAR Corp.	474,388	18,383
*	CoreCivic Inc.	1,728,782	18,100
*	Triumph Group Inc.	865,248	17,954
*	TriMas Corp.	589,495	17,879
*	Gates Industrial Corp. plc	980,273	17,714
	Knoll Inc.	673,213	17,497
	Shyft Group Inc.	466,042	17,435
	AZZ Inc.	335,659	17,380
	Griffon Corp.	661,128	16,945
*	Hawaiian Holdings Inc.	693,996	16,913
*	NV5 Global Inc.	174,487	16,491
*,1	Hyliion Holdings Corp.	1,411,802	16,447
	Kforce Inc.	259,501	16,330
*	US Ecology Inc.	427,127	16,026
*	Construction Partners Inc. Class A	502,116	15,766
*	IES Holdings Inc.	305,457	15,688
	Standex International Corp.	164,331	15,597
*	Lydall Inc.	253,631	15,350
	Apogee Enterprises Inc.	375,094	15,278
	Matthews International Corp. Class A	424,270	15,257
	H&E Equipment Services Inc.	450,978	15,004
*	Huron Consulting Group Inc.	302,752	14,880
*	NOW Inc.	1,565,902	14,860
41

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Viad Corp.	297,600	14,835
*	Driven Brands Holdings Inc.	466,332	14,419
*	TrueBlue Inc.	511,867	14,389
*	Great Lakes Dredge & Dock Corp.	963,281	14,074
	Douglas Dynamics Inc.	338,123	13,758
*	Energy Recovery Inc.	600,567	13,681
	CAI International Inc.	234,845	13,151
	Interface Inc. Class A	856,272	13,101
*	Parsons Corp.	329,728	12,978
	Marten Transport Ltd.	782,314	12,900
	Heidrick & Struggles International Inc.	280,489	12,496
*	Manitowoc Co. Inc.	501,158	12,278
	Heartland Express Inc.	706,968	12,110
	Wabash National Corp.	753,972	12,064
	ACCO Brands Corp.	1,397,834	12,063
*,1	Hydrofarm Holdings Group Inc.	199,410	11,787
*	Kelly Services Inc. Class A	488,779	11,716
	Schneider National Inc. Class B	535,950	11,668
*	Echo Global Logistics Inc.	378,813	11,645
*	Sun Country Airlines Holdings Inc.	310,717	11,500
*	Cornerstone Building Brands Inc.	611,344	11,114
	Quanex Building Products Corp.	446,260	11,085
*	Veritiv Corp.	178,241	10,948
*	Montrose Environmental Group Inc.	203,777	10,935
	Argan Inc.	221,171	10,570
*	SP Plus Corp.	338,553	10,356
*,1	Romeo Power Inc.	1,257,988	10,240
	Hyster-Yale Materials Handling Inc.	138,369	10,098
*	Sterling Construction Co. Inc.	414,746	10,008
*	CIRCOR International Inc.	297,031	9,683
	CRA International Inc.	110,217	9,435
	Insteel Industries Inc.	286,233	9,202
*	Ducommun Inc.	159,857	8,722
*,1	Eos Energy Enterprises Inc.	482,017	8,657
	Gorman-Rupp Co.	247,584	8,527
	Genco Shipping & Trading Ltd.	450,256	8,501
*,1	Eagle Bulk Shipping Inc.	179,137	8,477
	Global Industrial Co.	230,131	8,448
*	Tutor Perini Corp.	602,231	8,341
*	Thermon Group Holdings Inc.	483,229	8,234
*	Vectrus Inc.	172,062	8,188
*	PAE Inc.	897,285	7,986
*	DXP Enterprises Inc.	239,383	7,971
*	MRC Global Inc.	826,591	7,770
*	Forrester Research Inc.	167,979	7,693
*	Titan Machinery Inc.	247,632	7,662
*	Babcock & Wilcox Enterprises Inc.	946,043	7,455
	VSE Corp.	150,331	7,443
	Ennis Inc.	341,313	7,345
	Barrett Business Services Inc.	100,661	7,309
	Kimball International Inc. Class B	555,299	7,302
*	BrightView Holdings Inc.	450,610	7,264
*,1	View Inc.	851,100	7,217
*	BlueLinx Holdings Inc.	139,300	7,004
*	Frontier Group Holdings Inc.	399,557	6,808
*	ACV Auctions Inc. Class A	263,349	6,750
	National Presto Industries Inc.	66,367	6,746
*,1	Blade Air Mobility Inc.	641,000	6,731
*	Heritage-Crystal Clean Inc.	225,549	6,694
*	RR Donnelley & Sons Co.	1,046,134	6,570
	Resources Connection Inc.	452,764	6,502
42

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Titan International Inc.	740,635	6,281
	Omega Flex Inc.	42,167	6,186
	Tecnoglass Inc.	284,691	6,092
*	American Superconductor Corp.	350,169	6,089
*	Lawson Products Inc.	113,596	6,079
*	Willdan Group Inc.	161,508	6,079
*	Astronics Corp.	345,138	6,043
	REV Group Inc.	381,943	5,993
*	Daseke Inc.	918,525	5,952
*	Mayville Engineering Co. Inc.	293,651	5,905
*	Transcat Inc.	102,401	5,787
	Miller Industries Inc.	143,265	5,650
*	Blue Bird Corp.	222,106	5,522
	Allied Motion Technologies Inc.	153,942	5,316
*	HyreCar Inc.	250,838	5,248
*	Commercial Vehicle Group Inc.	477,687	5,078
*,1	Advent Technologies Holdings Inc.	517,503	4,989
*	Acacia Research Corp.	718,306	4,856
*	Franklin Covey Co.	145,539	4,708
*,1	ExOne Co.	214,270	4,637
*	Radiant Logistics Inc.	668,010	4,629
*	Rekor Systems Inc.	451,308	4,585
*,1	AgEagle Aerial Systems Inc.	867,580	4,572
*,1	Yellow Corp.	698,839	4,549
*	NN Inc.	615,679	4,525
	Park Aerospace Corp.	301,534	4,493
*	Northwest Pipe Co.	156,996	4,435
*,1	Beam Global	115,358	4,419
*	Alta Equipment Group Inc.	330,300	4,390
*	Mesa Air Group Inc.	454,955	4,245
*,1	Byrna Technologies Inc.	185,200	4,208
	Powell Industries Inc.	134,130	4,151
*	Matrix Service Co.	392,929	4,126
	Park-Ohio Holdings Corp.	125,736	4,041
	Rush Enterprises Inc. Class B	101,805	3,883
*,1	Sunworks Inc.	354,765	3,729
*	FTC Solar Inc.	272,724	3,630
*	HC2 Holdings Inc.	889,681	3,541
*	Covenant Logistics Group Inc. Class A	166,743	3,448
	Hurco Cos. Inc.	95,977	3,359
	LSI Industries Inc.	399,975	3,204
*	L B Foster Co. Class A	167,811	3,128
*	GP Strategies Corp.	198,873	3,126
*	Vidler Water Resouces Inc.	234,949	3,125
*,1	Lightning eMotors Inc.	374,400	3,111
*	CECO Environmental Corp.	430,199	3,080
*,1	Aqua Metals Inc.	995,201	2,986
*	Team Inc.	442,404	2,964
	Preformed Line Products Co.	35,638	2,644
*	Orion Group Holdings Inc.	458,832	2,638
*	Mistras Group Inc.	262,279	2,578
	Eastern Co.	83,819	2,542
*,1	Nuvve Holding Corp.	179,700	2,483
*	US Xpress Enterprises Inc. Class A	285,538	2,456
*,1	Red Violet Inc.	103,773	2,441
*	Orion Energy Systems Inc.	414,723	2,376
*	Infrastructure & Energy Alternatives Inc.	180,389	2,320
*	Concrete Pumping Holdings Inc.	272,231	2,306
*,1	Ault Global Holdings Inc.	765,535	2,159
*,1	Orbital Energy Group Inc.	492,755	2,153
*	EVI Industries Inc.	75,573	2,146
43

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Agrify Corp.	179,975	2,142
*	Quad/Graphics Inc.	493,264	2,047
*,1	Energous Corp.	704,135	2,021
*,1	Custom Truck One Source Inc.	209,946	1,999
*	Ultralife Corp.	236,379	1,981
*	Armstrong Flooring Inc.	310,427	1,922
*,1	Westwater Resources Inc.	401,812	1,913
*	Performant Financial Corp.	509,470	1,911
	Graham Corp.	137,367	1,890
*	Hudson Technologies Inc.	548,421	1,865
*	Twin Disc Inc.	130,235	1,853
*,1	LiqTech International Inc.	247,491	1,812
*	Karat Packaging Inc.	88,602	1,805
*	Willis Lease Finance Corp.	41,490	1,778
*	Huttig Building Products Inc.	301,119	1,740
*	USA Truck Inc.	105,813	1,700
	BGSF Inc.	136,163	1,680
	Universal Logistics Holdings Inc.	70,430	1,641
*,1	AerSale Corp.	131,700	1,641
*,1	Ocean Power Technologies Inc.	655,249	1,638
*,1	Alpha Pro Tech Ltd.	187,485	1,607
*	PAM Transportation Services Inc.	29,376	1,550
*	Hill International Inc.	620,435	1,545
*	Urban-Gro Inc.	166,000	1,522
*	Atlas Technical Consultants Inc. Class A	152,021	1,472
*	Manitex International Inc.	197,034	1,436
*	Williams Industrial Services Group Inc.	246,037	1,434
*	Gencor Industries Inc.	115,798	1,408
	Acme United Corp.	31,209	1,391
	ARC Document Solutions Inc.	549,008	1,180
*	DLH Holdings Corp.	98,735	1,153
*,1	Flux Power Holdings Inc.	96,866	1,127
*	Broadwind Inc.	243,621	1,104
*	FreightCar America Inc.	184,790	1,096
*	Capstone Green Energy Corp.	194,062	1,091
*,1	India Globalization Capital Inc.	629,022	1,032
*	Limbach Holdings Inc.	109,900	1,018
*,1	iSun Inc.	87,677	998
*,1	Ideal Power Inc.	78,314	995
*,1	First Advantage Corp.	47,144	939
*	VirTra Inc.	126,051	929
*,1	SG Blocks Inc.	166,382	915
*	Quest Resource Holding Corp.	142,638	906
*	GEE Group Inc.	1,544,230	885
	NL Industries Inc.	135,025	878
	Pangaea Logistics Solutions Ltd.	174,862	878
*,1	Akerna Corp.	205,869	830
*,1	Fuel Tech Inc.	349,173	821
*	Charah Solutions Inc.	156,362	790
*	Document Security Systems Inc.	434,721	778
*	Volt Information Sciences Inc.	164,768	753
*,1	Polar Power Inc.	80,021	750
	Innovative Solutions & Support Inc.	118,837	745
*	Perma-Fix Environmental Services Inc.	100,598	719
*	Mastech Digital Inc.	46,402	694
	HireQuest Inc.	36,700	679
*	AMREP Corp.	56,720	661
*	SIFCO Industries Inc.	59,912	603
*	Air Industries Group	455,019	592
*	Legalzoom.com Inc.	15,424	584
*	CPI Aerostructures Inc.	161,170	572
44

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	RCM Technologies Inc.	133,985	552
*,1	Odyssey Marine Exploration Inc.	86,024	547
*	Virco Manufacturing Corp.	153,003	522
*,1	Sigma Labs Inc.	131,130	511
*	Perma-Pipe International Holdings Inc.	72,762	485
*	Jewett-Cameron Trading Co. Ltd.	44,770	435
*	Taylor Devices Inc.	36,345	427
*	Air T Inc.	17,189	426
*	LS Starrett Co. Class A	44,550	416
*	Astrotech Corp.	298,659	397
*	Applied UV Inc.	39,709	390
*,1	BioHiTech Global Inc.	241,627	350
*,1	ShiftPixy Inc.	142,974	337
*	Hudson Global Inc.	18,306	321
*,1	JanOne Inc.	39,400	307
*,1	Energy Focus Inc.	72,978	290
*	Wilhelmina International Inc.	54,036	270
*	TOMI Environmental Solutions Inc.	82,446	237
*	Gaucho Group Holdings Inc.	45,132	232
[1]	Pioneer Power Solutions Inc.	44,120	206
*	Servotronics Inc.	19,402	166
	Patriot Transportation Holding Inc.	14,470	163
*,1	Staffing 360 Solutions Inc.	248,125	143
*	Xometry Inc. Class A	1,551	136
*,1,2	FTE Networks Inc.	82,837	124
	Espey Manufacturing & Electronics Corp.	7,053	105
	Chicago Rivet & Machine Co.	2,905	75
*	Avalon Holdings Corp. Class A	15,976	75
*	P&F Industries Inc. Class A	9,628	65
	CompX International Inc.	2,808	58
*,1,2	Proteostasis Therapeutics Inc. CVR	507,408	55
*	Art's-Way Manufacturing Co. Inc.	4,243	14
*	Air T Funding Warrants Exp. 08/30/2021	36,997	5
*,2	Recycling Asset Holdings Inc.	43,054	5
			15,190,763
Information Technology (22.03%)
*	Square Inc. Class A	5,580,220	1,360,458
*	Zoom Video Communications Inc. Class A	3,033,193	1,173,937
*	Twilio Inc. Class A	2,108,302	831,008
*	DocuSign Inc.	2,767,415	773,686
*	Crowdstrike Holdings Inc. Class A	2,835,643	712,625
	Marvell Technology Inc.	11,594,622	676,314
*	Workday Inc. Class A	2,538,399	606,017
*	Palo Alto Networks Inc.	1,378,069	511,332
*	Trade Desk Inc. Class A	6,131,278	474,316
*	Okta Inc. Class A	1,772,639	433,729
*	EPAM Systems Inc.	796,569	407,015
*	HubSpot Inc.	623,711	363,449
*	Dell Technologies Inc. Class C	3,519,886	350,827
*	Slack Technologies Inc. Class A	7,263,525	321,774
*	Datadog Inc. Class A	3,090,099	321,617
*	RingCentral Inc. Class A	1,096,700	318,679
*	Splunk Inc.	2,102,816	304,025
*	Cloudflare Inc. Class A	2,732,784	289,238
*	MongoDB Inc. Class A	757,873	273,986
*	Coupa Software Inc.	1,042,634	273,285
*	Zendesk Inc.	1,686,131	243,376
	Entegris Inc.	1,912,626	235,196
*	ON Semiconductor Corp.	6,098,209	233,439
*	Zscaler Inc.	1,055,106	227,966
	SS&C Technologies Holdings Inc.	3,150,430	227,020
45

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Nuance Communications Inc.	4,061,401	221,103
*	Snowflake Inc. Class A	881,783	213,215
	Cognex Corp.	2,501,163	210,223
*	GoDaddy Inc. Class A	2,374,523	206,489
*	Fair Isaac Corp.	407,961	205,074
*	SolarEdge Technologies Inc.	736,723	203,608
*	Avalara Inc.	1,220,497	197,476
*,1	VMware Inc. Class A	1,140,702	182,478
*	Ceridian HCM Holding Inc.	1,862,623	178,663
*	Five9 Inc.	954,674	175,078
*	Black Knight Inc.	2,222,862	173,339
*	Palantir Technologies Inc. Class A	6,422,630	169,301
*	Bill.com Holdings Inc.	887,973	162,659
*	Cree Inc.	1,631,470	159,770
*	Dynatrace Inc.	2,616,879	152,878
*	Proofpoint Inc.	819,166	142,338
	MKS Instruments Inc.	781,671	139,098
	Universal Display Corp.	606,494	134,842
*	Guidewire Software Inc.	1,188,067	133,919
*	Aspen Technology Inc.	963,229	132,483
*	Elastic NV	901,093	131,343
*	Manhattan Associates Inc.	898,071	130,077
*	Dropbox Inc. Class A	4,222,413	127,981
*	Ciena Corp.	2,197,011	124,988
*	WEX Inc.	634,221	122,975
*	Smartsheet Inc. Class A	1,667,268	120,577
*	Arrow Electronics Inc.	1,051,343	119,674
	Genpact Ltd.	2,477,641	112,559
*	Nutanix Inc. Class A	2,907,565	111,127
	Jabil Inc.	1,900,770	110,473
*	Anaplan Inc.	2,061,635	109,885
*	First Solar Inc.	1,200,671	108,673
*	Lattice Semiconductor Corp.	1,928,715	108,355
*	II-VI Inc.	1,479,865	107,423
*	Paylocity Holding Corp.	532,819	101,662
*	Euronet Worldwide Inc.	742,827	100,542
	Brooks Automation Inc.	1,050,134	100,057
*	Silicon Laboratories Inc.	628,209	96,273
*	Concentrix Corp.	588,774	94,675
*	Coherent Inc.	348,075	92,010
	Dolby Laboratories Inc. Class A	923,825	90,803
	Littelfuse Inc.	347,432	88,522
*	Lumentum Holdings Inc.	1,072,316	87,962
*	Varonis Systems Inc. Class B	1,501,121	86,495
	CDK Global Inc.	1,723,308	85,631
*	NCR Corp.	1,845,621	84,179
*	Digital Turbine Inc.	1,098,996	83,557
*	J2 Global Inc.	598,900	82,379
*	Blackline Inc.	728,695	81,082
	National Instruments Corp.	1,868,964	79,020
	Pegasystems Inc.	563,715	78,463
	Vontier Corp.	2,401,521	78,242
*	Synaptics Inc.	500,080	77,802
*	Teradata Corp.	1,554,466	77,677
*	Q2 Holdings Inc.	752,655	77,207
*	Appian Corp.	553,140	76,195
	Maximus Inc.	863,257	75,941
*,1	Fastly Inc. Class A	1,234,332	73,566
*	Rapid7 Inc.	776,021	73,435
	Alliance Data Systems Corp.	703,209	73,267
*,1	MicroStrategy Inc. Class A	109,716	72,906
46

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Everbridge Inc.	535,528	72,875
*	Alteryx Inc. Class A	838,528	72,130
	SYNNEX Corp.	587,540	71,539
	Power Integrations Inc.	862,241	70,755
*	3D Systems Corp.	1,757,512	70,248
*	Pure Storage Inc. Class A	3,576,204	69,843
*	Cirrus Logic Inc.	810,362	68,978
*	FireEye Inc.	3,409,511	68,940
*	Sailpoint Technologies Holdings Inc.	1,310,969	66,951
*	Novanta Inc.	496,712	66,937
*	Workiva Inc. Class A	598,870	66,672
*	Itron Inc.	637,146	63,702
*	Semtech Corp.	923,883	63,563
*	ACI Worldwide Inc.	1,676,581	62,268
	CMC Materials Inc.	409,246	61,690
*	CommScope Holding Co. Inc.	2,851,848	60,773
	Advanced Energy Industries Inc.	535,181	60,320
*	Envestnet Inc.	775,758	58,849
*	Viavi Solutions Inc.	3,252,791	57,444
*	LivePerson Inc.	903,391	57,130
*	Cerence Inc.	529,347	56,487
*	Sabre Corp.	4,503,316	56,201
	Avnet Inc.	1,379,443	55,288
*	Alarm.com Holdings Inc.	641,700	54,352
*	Ambarella Inc.	504,224	53,765
	Kulicke & Soffa Industries Inc.	873,441	53,455
	Xerox Holdings Corp.	2,272,795	53,388
*	Blackbaud Inc.	691,463	52,945
*,1	Box Inc. Class A	2,071,528	52,928
*	Rogers Corp.	260,249	52,258
*	Shift4 Payments Inc. Class A	548,751	51,429
*	CommVault Systems Inc.	655,006	51,202
*	New Relic Inc.	764,406	51,192
*	Onto Innovation Inc.	698,439	51,014
*	SPS Commerce Inc.	510,252	50,949
*	ExlService Holdings Inc.	477,124	50,699
*	Cloudera Inc.	3,192,653	50,635
*	Fabrinet	526,653	50,490
*	Insight Enterprises Inc.	501,426	50,148
*	Vonage Holdings Corp.	3,356,912	48,373
*	Diodes Inc.	599,459	47,819
*,1	Affirm Holdings Inc. Class A	709,977	47,817
*	Viasat Inc.	954,986	47,596
*	Qualys Inc.	468,906	47,214
*	Cornerstone OnDemand Inc.	881,123	45,448
*,1	Riot Blockchain Inc.	1,196,841	45,085
*	LiveRamp Holdings Inc.	958,485	44,905
*	Mimecast Ltd.	840,927	44,611
*	Altair Engineering Inc. Class A	644,352	44,441
*	8x8 Inc.	1,545,398	42,900
	Vishay Intertechnology Inc.	1,886,261	42,535
*	MACOM Technology Solutions Holdings Inc.	661,492	42,388
*	MaxLinear Inc. Class A	973,733	41,374
*	Medallia Inc.	1,214,297	40,983
*,1	Marathon Digital Holdings Inc.	1,305,031	40,939
*	Verint Systems Inc.	907,758	40,913
*	FormFactor Inc.	1,109,594	40,456
*	Tenable Holdings Inc.	970,309	40,122
	Badger Meter Inc.	403,947	39,635
*	Calix Inc.	804,161	38,198
*	Perficient Inc.	470,068	37,803
47

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Rambus Inc.	1,590,045	37,700
	EVERTEC Inc.	857,013	37,409
*,1	MicroVision Inc.	2,231,468	37,377
*	Momentive Global Inc.	1,738,125	36,622
*	Plexus Corp.	399,879	36,553
	Amkor Technology Inc.	1,538,611	36,419
*	Sanmina Corp.	929,070	36,197
*	Sprout Social Inc. Class A	400,548	35,817
*	Appfolio Inc. Class A	250,362	35,351
*	PagerDuty Inc.	822,051	35,003
*	SunPower Corp.	1,150,991	33,632
	Xperi Holding Corp.	1,508,368	33,546
	Ubiquiti Inc.	104,183	32,525
*	Domo Inc. Class B	402,159	32,507
	Belden Inc.	641,127	32,422
*	Ultra Clean Holdings Inc.	602,596	32,371
*	Qualtrics International Inc. Class A	818,423	31,305
	InterDigital Inc.	423,640	30,938
*	Sykes Enterprises Inc.	564,113	30,293
*	Verra Mobility Corp. Class A	1,940,258	29,822
*	Infinera Corp.	2,920,259	29,787
*	NetScout Systems Inc.	1,035,981	29,567
*	Avaya Holdings Corp.	1,080,468	29,065
	Progress Software Corp.	603,526	27,913
*	AppLovin Corp. Class A	366,905	27,580
	TTEC Holdings Inc.	260,179	26,822
	Switch Inc. Class A	1,268,569	26,779
*	Repay Holdings Corp. Class A	1,088,760	26,174
*	PROS Holdings Inc.	574,017	26,158
	Methode Electronics Inc.	528,239	25,995
*	Knowles Corp.	1,309,674	25,853
*	Zuora Inc. Class A	1,478,292	25,501
*	Cohu Inc.	678,924	24,978
*	OSI Systems Inc.	240,919	24,487
*	Unisys Corp.	963,495	24,386
*	Asana Inc. Class A	382,727	23,741
*	PAR Technology Corp.	336,914	23,564
*	Avid Technology Inc.	599,583	23,474
*	SiTime Corp.	179,699	22,748
*	Plantronics Inc.	541,261	22,587
	CSG Systems International Inc.	469,480	22,150
*	Ichor Holdings Ltd.	403,495	21,708
*	Duck Creek Technologies Inc.	482,312	20,985
*,1	E2open Parent Holdings Inc.	1,825,593	20,848
*	Super Micro Computer Inc.	590,255	20,765
*	Bottomline Technologies DE Inc.	556,494	20,635
*	FARO Technologies Inc.	263,521	20,494
*	TTM Technologies Inc.	1,397,647	19,986
*	Yext Inc.	1,397,553	19,971
*	Extreme Networks Inc.	1,778,880	19,852
*	nLight Inc.	542,169	19,670
*	Axcelis Technologies Inc.	482,990	19,522
*	Conduent Inc.	2,466,200	18,496
*	Evo Payments Inc. Class A	657,718	18,245
*	SolarWinds Corp.	1,056,234	17,840
*	Jamf Holding Corp.	516,995	17,356
*	Veeco Instruments Inc.	712,697	17,133
*	Allegro MicroSystems Inc.	605,494	16,772
*	Agilysys Inc.	294,358	16,740
	CTS Corp.	440,504	16,369
*	Impinj Inc.	316,796	16,343
48

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	ePlus Inc.	182,929	15,858
*	NETGEAR Inc.	410,225	15,720
*	CEVA Inc.	326,056	15,422
*	Upland Software Inc.	372,835	15,350
	QAD Inc. Class A	176,030	15,318
*	Model N Inc.	443,848	15,211
*	ACM Research Inc. Class A	147,975	15,126
*	C3.ai Inc. Class A	237,926	14,878
	Benchmark Electronics Inc.	520,796	14,822
	McAfee Corp. Class A	522,978	14,654
	ADTRAN Inc.	696,863	14,390
*	EchoStar Corp. Class A	591,294	14,363
*	Diebold Nixdorf Inc.	1,107,087	14,215
*,1	Aeva Technologies Inc.	1,294,466	13,682
*	DigitalOcean Holdings Inc.	238,980	13,285
*	Ribbon Communications Inc.	1,731,778	13,179
*	OneSpan Inc.	492,765	12,585
*	Harmonic Inc.	1,465,255	12,484
*	Mitek Systems Inc.	630,141	12,137
*	Telos Corp.	353,401	12,019
*	Ping Identity Holding Corp.	523,610	11,991
*	Photronics Inc.	905,230	11,958
*	Tucows Inc. Class A	142,365	11,435
	Ebix Inc.	336,117	11,394
*	BTRS Holdings Inc.	887,945	11,206
*,1	Ouster Inc.	889,919	11,115
*	Olo Inc. Class A	292,681	10,943
*	BigCommerce Holdings Inc.	166,297	10,796
*	ChannelAdvisor Corp.	428,427	10,501
*	ScanSource Inc.	368,394	10,363
*,1	Corsair Gaming Inc.	302,544	10,072
	American Software Inc. Class A	452,136	9,929
*	MoneyGram International Inc.	975,963	9,838
*	Rackspace Technology Inc.	501,265	9,830
*	Digi International Inc.	482,627	9,706
*	A10 Networks Inc.	860,727	9,692
*,1	Inseego Corp.	950,524	9,591
*	Cantaloupe Inc.	794,540	9,423
*	I3 Verticals Inc. Class A	307,205	9,284
*	Datto Holding Corp.	331,341	9,225
	Comtech Telecommunications Corp.	381,601	9,219
*	Alpha & Omega Semiconductor Ltd.	297,919	9,054
*,1	Paya Holdings Inc. Class A	789,697	8,702
*,1	Velodyne Lidar Inc.	807,405	8,591
*,1	Kopin Corp.	1,036,092	8,475
*	Brightcove Inc.	581,480	8,344
*	SMART Global Holdings Inc.	173,426	8,269
*	Kimball Electronics Inc.	371,809	8,083
*	Vertex Inc. Class A	368,042	8,075
*	Arlo Technologies Inc.	1,187,461	8,039
	PC Connection Inc.	166,529	7,705
*,1	Cleanspark Inc.	462,887	7,702
*	PDF Solutions Inc.	421,057	7,655
*	NeoPhotonics Corp.	743,244	7,589
*,1	Eastman Kodak Co.	898,570	7,476
*	Veritone Inc.	378,948	7,469
	Cass Information Systems Inc.	174,393	7,107
*	Turtle Beach Corp.	222,362	7,098
	Hackett Group Inc.	393,421	7,089
*,1	Digimarc Corp.	200,390	6,713
*,1	Akoustis Technologies Inc.	622,827	6,670
49

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Napco Security Technologies Inc.	177,192	6,444
*	CalAmp Corp.	504,519	6,417
*	Zix Corp.	879,933	6,204
*	AXT Inc.	557,791	6,125
*	Benefitfocus Inc.	431,222	6,080
*	Clearfield Inc.	160,136	5,997
*	International Money Express Inc.	401,314	5,960
*,1	Atomera Inc.	272,121	5,834
*	Limelight Networks Inc.	1,833,121	5,774
*	ShotSpotter Inc.	117,689	5,740
*	Vishay Precision Group Inc.	163,112	5,552
*	Quantum Corp.	803,084	5,533
*	Grid Dynamics Holdings Inc.	343,847	5,168
	NVE Corp.	68,972	5,107
*	Identiv Inc.	290,921	4,946
*	KnowBe4 Inc. Class A	155,799	4,872
*	DSP Group Inc.	328,763	4,866
*	Luna Innovations Inc.	429,312	4,649
*	GTY Technology Holdings Inc.	652,705	4,641
*	CyberOptics Corp.	111,668	4,574
*	Sumo Logic Inc.	217,377	4,489
*	Aviat Networks Inc.	134,805	4,418
*	DZS Inc.	211,987	4,399
*	Casa Systems Inc.	490,169	4,348
*	Viant Technology Inc. Class A	144,812	4,312
*	ON24 Inc.	119,368	4,235
*	EMCORE Corp.	448,875	4,139
*	GreenSky Inc. Class A	725,344	4,026
*	Iteris Inc.	598,384	3,979
*,1	VirnetX Holding Corp.	909,363	3,883
*	Powerfleet Inc.	538,599	3,878
*	Daktronics Inc.	578,920	3,815
*	Cambium Networks Corp.	77,093	3,727
*,1	MICT Inc.	1,539,373	3,602
*	eGain Corp.	313,314	3,597
*,1	908 Devices Inc.	92,602	3,588
*,1	SEMrush Holdings Inc. Class A	146,131	3,364
*	Rimini Street Inc.	523,406	3,224
*	Intelligent Systems Corp.	101,109	3,181
*,1	eMagin Corp.	905,974	3,153
*	Airgain Inc.	152,868	3,152
*,1	Intrusion Inc.	201,239	3,101
*	Genasys Inc.	542,457	2,973
*,1	Applied Optoelectronics Inc.	350,479	2,969
*	Smith Micro Software Inc.	559,391	2,920
*,1	GreenBox POS	239,500	2,857
	Information Services Group Inc.	486,337	2,845
*	SharpSpring Inc.	167,057	2,822
*	SkyWater Technology Inc.	97,252	2,786
*	KVH Industries Inc.	221,785	2,728
*	SecureWorks Corp. Class A	137,212	2,543
*,1	Wrap Technologies Inc.	321,498	2,524
*,1	UiPath Inc. Class A	36,869	2,504
*	inTEST Corp.	148,977	2,498
	Bel Fuse Inc. Class B	170,427	2,454
*	Immersion Corp.	262,908	2,306
*	Intevac Inc.	335,972	2,264
*	Pixelworks Inc.	645,535	2,201
*,1	Inpixon	1,875,723	2,195
*,1	Resonant Inc.	682,895	2,192
*,1	ClearSign Technologies Corp.	450,444	2,162
50

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Synchronoss Technologies Inc.	583,936	2,096
*	Innodata Inc.	297,534	2,083
*	Ondas Holdings Inc.	257,600	2,045
*	Intellicheck Inc.	243,410	2,037
*,1	BM Technologies Inc. (XASE)	163,400	2,033
*,1	Vislink Technologies Inc.	707,832	2,017
*	Asure Software Inc.	219,744	1,949
*	PCTEL Inc.	276,829	1,813
*	Computer Task Group Inc.	187,341	1,812
*	IEC Electronics Corp.	172,190	1,810
*	Amtech Systems Inc.	182,225	1,757
*	ServiceSource International Inc.	1,208,512	1,704
*	TransAct Technologies Inc.	118,987	1,634
*,1	Boxlight Corp. Class A	665,240	1,603
*	PFSweb Inc.	204,650	1,510
*	Franklin Wireless Corp.	163,414	1,498
*	Usio Inc.	231,552	1,482
*,1	Marin Software Inc.	137,030	1,470
*	Paysign Inc.	462,224	1,470
*,1	Verb Technology Co. Inc.	673,664	1,381
*,1	Inuvo Inc.	1,416,973	1,368
*,1	Phunware Inc.	982,326	1,365
*	Lantronix Inc.	257,789	1,330
*,1	AudioEye Inc.	78,351	1,316
	Richardson Electronics Ltd.	158,275	1,315
*	Mechanical Technology Inc.	171,367	1,285
*	Everspin Technologies Inc.	195,210	1,255
*	SRAX Inc. Class A	230,219	1,252
*,1	ComSovereign Holding Corp.	536,900	1,246
*	GSI Technology Inc.	220,551	1,239
*	CPS Technologies Corp.	127,379	1,224
*,1	Exela Technologies Inc.	493,228	1,179
*	StarTek Inc.	161,812	1,154
*,1	QuickLogic Corp.	158,547	1,146
*	AstroNova Inc.	81,755	1,138
*,1	GTT Communications Inc.	455,031	1,106
*	Park City Group Inc.	194,170	1,070
*	Steel Connect Inc.	529,960	1,060
*,1	Digital Ally Inc.	570,960	1,028
*	Key Tronic Corp.	153,764	1,003
*,1	One Stop Systems Inc.	168,878	978
*	Wireless Telecom Group Inc.	233,098	949
*,1	Net Element Inc.	72,997	943
*	LightPath Technologies Inc. Class A	371,011	942
*	Issuer Direct Corp.	34,425	934
*	RealNetworks Inc.	390,673	910
*,1	BSQUARE Corp.	190,526	909
*	Data I/O Corp.	131,998	899
*	NetSol Technologies Inc.	189,041	890
*	Frequency Electronics Inc.	90,022	882
*	Alfi Inc.	59,800	880
*	Communications Systems Inc.	121,692	874
*,1	Research Frontiers Inc.	363,229	861
*	Marqeta Inc. Class A	30,590	859
*	Aehr Test Systems	303,162	837
*	WidePoint Corp.	113,042	821
*,4	BM Technologies Inc. (Acquired 12/17/20, Cost $961)	66,937	749
	Wayside Technology Group Inc.	28,454	712
*,1	SeaChange International Inc.	549,030	708
*	TaskUS Inc. Class A	19,907	682
*	Aware Inc.	183,320	680
51

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	RF Industries Ltd.	90,386	674
*	LGL Group Inc.	63,393	660
*	SentinelOne Inc. Class A	15,424	656
*	CSP Inc.	58,291	624
*	Clear Secure Inc. Class A	15,428	617
*,1	Sprinklr Inc. Class A	27,502	566
*	Qumu Corp.	193,733	558
*,1	MoSys Inc.	88,143	553
*,1	Summit Wireless Technologies Inc.	137,470	551
*	TESSCO Technologies Inc.	83,660	514
*,1	NXT-ID Inc.	573,533	510
	Image Sensing Systems Inc.	70,723	481
*	GSE Systems Inc.	256,492	459
*,1	Bio-key International Inc.	119,034	452
*,1	VerifyMe Inc.	105,348	445
*,1	Neonode Inc.	70,627	436
*,1	Sonim Technologies Inc.	779,142	435
	SilverSun Technologies Inc.	34,810	424
*,1	Coda Octopus Group Inc.	45,539	396
*,1	Oblong Inc.	116,112	395
*	Optical Cable Corp.	101,490	388
*	Intapp Inc.	13,714	384
*,1	Socket Mobile Inc.	60,356	371
*,1	Universal Security Instruments Inc.	42,010	353
*	Cemtrex Inc.	221,797	335
*	Research Solutions Inc.	116,571	333
*	Integral Ad Science Holding Corp.	15,426	317
*	ClearOne Inc.	114,463	314
*	CVD Equipment Corp.	68,981	310
	Network-1 Technologies Inc.	93,241	304
*,1	Bridgeline Digital Inc.	70,744	304
*,1	Kaspien Holdings Inc.	12,368	301
*	Zeta Global Holdings Corp. Class A	35,045	294
*	Confluent Inc. Class A	6,177	293
*	DoubleVerify Holdings Inc.	6,396	271
*	Electro-Sensors Inc.	53,093	260
*	Evolving Systems Inc.	93,207	227
*	TSR Inc.	23,470	225
*	ALJ Regional Holdings Inc.	107,333	194
*	Trio-Tech International	37,942	191
*,1	American Virtual Cloud Technologies Inc.	29,939	180
*	SigmaTron International Inc.	29,937	150
*	Flywire Corp.	4,022	148
*	Priority Technology Holdings Inc.	19,186	147
*	Schmitt Industries Inc.	25,776	142
	BK Technologies Corp.	44,217	139
*	Paymentus Holdings Inc. Class A	3,230	115
*	Crexendo Inc.	18,695	114
*	ADDvantage Technologies Group Inc.	40,013	106
*	Red Cat Holdings Inc.	38,709	101
	Bel Fuse Inc. Class A	6,700	96
*	Duos Technologies Group Inc.	8,483	87
*	Nortech Systems Inc.	9,269	74
*	OLB Group Inc.	11,665	64
*	Procore Technologies Inc.	648	62
*	Alkami Technology Inc.	1,593	57
*	Blonder Tongue Laboratories Inc.	16,400	22
*,1,2	SRAX Inc. Rights	74,416	13
*	Support.com Inc.	3,100	12
*	Rubicon Technology Inc.	561	5
			25,215,184
52

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Materials (3.68%)
	Crown Holdings Inc.	1,903,809	194,588
	Steel Dynamics Inc.	2,840,992	169,323
	RPM International Inc.	1,833,225	162,570
*,1	Cleveland-Cliffs Inc.	6,460,076	139,279
	Reliance Steel & Aluminum Co.	902,088	136,125
	AptarGroup Inc.	927,038	130,564
*	Berry Global Group Inc.	1,898,117	123,795
	Scotts Miracle-Gro Co.	574,015	110,165
	Royal Gold Inc.	925,413	105,590
	Sonoco Products Co.	1,415,265	94,681
	Olin Corp.	2,031,959	93,998
	United States Steel Corp.	3,828,907	91,894
*	Alcoa Corp.	2,444,047	90,039
*	Axalta Coating Systems Ltd.	2,930,304	89,345
	Louisiana-Pacific Corp.	1,449,119	87,367
	Eagle Materials Inc.	606,234	86,152
	Valvoline Inc.	2,575,145	83,589
	Chemours Co.	2,349,517	81,763
	Huntsman Corp.	2,805,667	74,406
	Element Solutions Inc.	3,088,792	72,216
	Graphic Packaging Holding Co.	3,973,507	72,079
	Ashland Global Holdings Inc.	774,973	67,810
	Avient Corp.	1,275,745	62,716
	Balchem Corp.	462,586	60,719
	W R Grace & Co.	873,621	60,385
*	Summit Materials Inc. Class A	1,647,076	57,401
	Hecla Mining Co.	7,531,789	56,036
	Commercial Metals Co.	1,713,801	52,648
	Sensient Technologies Corp.	586,277	50,748
*	Arconic Corp.	1,364,520	48,604
	HB Fuller Co.	741,185	47,147
	Silgan Holdings Inc.	1,116,515	46,335
*	Ingevity Corp.	561,834	45,711
	Cabot Corp.	788,562	44,893
	Quaker Chemical Corp.	188,830	44,789
*	Livent Corp.	2,260,643	43,766
	Westlake Chemical Corp.	482,045	43,427
*	Amyris Inc.	2,629,465	43,044
*	Domtar Corp.	711,295	39,093
	Minerals Technologies Inc.	481,955	37,915
*	Allegheny Technologies Inc.	1,761,822	36,734
*	O-I Glass Inc.	2,242,818	36,625
	Stepan Co.	303,574	36,511
	Tronox Holdings plc Class A	1,560,157	34,948
*,1	MP Materials Corp.	936,735	34,528
	NewMarket Corp.	104,706	33,713
	Trinseo SA	551,581	33,007
*	Coeur Mining Inc.	3,642,168	32,342
	Innospec Inc.	338,188	30,643
	Worthington Industries Inc.	490,587	30,014
	Compass Minerals International Inc.	486,853	28,851
	Kaiser Aluminum Corp.	227,663	28,114
	Carpenter Technology Corp.	689,200	27,720
	Greif Inc. Class A	457,449	27,699
*	Ferro Corp.	1,191,485	25,700
*,1	PureCycle Technologies Inc.	1,047,995	24,785
	Materion Corp.	294,299	22,175
*	Danimer Scientific Inc.	882,721	22,112
	Schweitzer-Mauduit International Inc.	463,436	18,714
	Schnitzer Steel Industries Inc. Class A	367,618	18,032
53

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	US Concrete Inc.	229,552	16,941
*	GCP Applied Technologies Inc.	692,978	16,119
*	Orion Engineered Carbons SA	812,125	15,422
*	Kraton Corp.	459,108	14,825
*	Ranpak Holdings Corp. Class A	591,359	14,802
	Resolute Forest Products Inc.	1,118,443	13,645
	Warrior Met Coal Inc.	752,065	12,936
	Neenah Inc.	246,220	12,353
	PQ Group Holdings Inc.	752,216	11,554
*	Diversey Holdings Ltd.	637,831	11,424
	Myers Industries Inc.	526,640	11,059
*	AdvanSix Inc.	364,654	10,889
*	Koppers Holdings Inc.	310,217	10,036
	Chase Corp.	97,050	9,958
*	Century Aluminum Co.	721,814	9,304
	Hawkins Inc.	277,331	9,083
*	Zymergen Inc.	225,647	9,028
	SunCoke Energy Inc.	1,236,101	8,826
	Pactiv Evergreen Inc.	585,199	8,819
	Glatfelter Corp.	597,487	8,347
*	TimkenSteel Corp.	556,094	7,869
	Mercer International Inc.	597,351	7,616
	Verso Corp. Class A	419,667	7,428
*	Clearwater Paper Corp.	251,747	7,293
*	Alpha Metallurgical Resources Inc.	263,839	6,762
*	Forterra Inc.	279,071	6,561
	Haynes International Inc.	183,165	6,480
*	Rayonier Advanced Materials Inc.	913,698	6,113
*	UFP Technologies Inc.	105,705	6,070
*,1	McEwen Mining Inc.	4,291,585	5,922
	American Vanguard Corp.	337,612	5,912
*,1	Gatos Silver Inc.	327,377	5,726
	Tredegar Corp.	364,892	5,025
*	Intrepid Potash Inc.	146,628	4,672
	Kronos Worldwide Inc.	311,343	4,458
	United States Lime & Minerals Inc.	29,478	4,100
	Olympic Steel Inc.	136,127	4,001
*,1	Loop Industries Inc.	322,000	3,970
	FutureFuel Corp.	394,467	3,787
*	Venator Materials plc	789,121	3,740
*	Ryerson Holding Corp.	243,758	3,559
	Gold Resource Corp.	1,103,006	2,846
*	Trecora Resources	336,352	2,798
*	Marrone Bio Innovations Inc.	1,425,744	2,367
*	Advanced Emissions Solutions Inc.	288,024	2,134
*	LSB Industries Inc.	325,159	1,967
*,1	Comstock Mining Inc.	480,028	1,742
*	Flotek Industries Inc.	946,103	1,637
*,1	Hycroft Mining Holding Corp.	529,322	1,620
	Northern Technologies International Corp.	90,059	1,567
*	Core Molding Technologies Inc.	98,285	1,517
*	Smith-Midland Corp.	58,500	1,381
*,1	United States Antimony Corp.	1,204,357	1,190
*	Universal Stainless & Alloy Products Inc.	114,415	1,152
	Friedman Industries Inc.	79,293	1,063
*	Synalloy Corp.	106,210	1,061
*	Ampco-Pittsburgh Corp.	159,675	969
*,1	Golden Minerals Co.	1,371,650	843
*	AgroFresh Solutions Inc.	396,351	824
*	Crown ElectroKinetics Corp.	174,301	737
*	US Gold Corp.	48,897	543
54

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Solitario Zinc Corp.	788,689	528
*	Ramaco Resources Inc.	94,034	517
*	Paramount Gold Nevada Corp.	340,306	330
*	Ikonics Corp.	4,271	82
*,2	Partners LP CVR	40,838	3
			4,209,534
Other (0.00%)[5]
*,2	Spirit MTA REIT	653,668	175
*,2	Media General Inc. CVR	1,202,098	47
*,2	Contra Costa County Board of Education CVR	44,870	3
*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
			225
Real Estate (6.76%)
	Invitation Homes Inc.	8,010,086	298,696
	Sun Communities Inc.	1,590,005	272,527
	VICI Properties Inc.	7,638,937	236,960
	WP Carey Inc.	2,532,989	189,012
	Camden Property Trust	1,380,685	183,175
	Equity LifeStyle Properties Inc.	2,417,854	179,671
	Medical Properties Trust Inc.	8,349,385	167,823
	American Homes 4 Rent Class A	3,885,156	150,938
	VEREIT Inc.	3,260,422	149,751
	Gaming & Leisure Properties Inc.	3,111,107	144,138
*	Jones Lang LaSalle Inc.	728,228	142,339
	Americold Realty Trust	3,589,249	135,853
	CubeSmart	2,870,357	132,955
	Lamar Advertising Co. Class A	1,235,161	128,976
	CyrusOne Inc.	1,743,017	124,661
	Omega Healthcare Investors Inc.	3,335,075	121,030
	STORE Capital Corp.	3,460,386	119,418
	Life Storage Inc.	1,098,843	117,961
	National Retail Properties Inc.	2,499,063	117,156
	Rexford Industrial Realty Inc.	1,910,934	108,828
	Apartment Income REIT Corp.	2,226,170	105,587
	Kilroy Realty Corp.	1,508,786	105,072
	First Industrial Realty Trust Inc.	1,860,304	97,164
	Brixmor Property Group Inc.	4,224,033	96,688
	EastGroup Properties Inc.	569,421	93,641
*	Redfin Corp.	1,469,781	93,199
	American Campus Communities Inc.	1,955,053	91,340
*,1	Opendoor Technologies Inc.	4,844,443	85,892
	STAG Industrial Inc.	2,285,155	85,533
	CoreSite Realty Corp.	619,020	83,320
	Healthcare Trust of America Inc. Class A	3,114,081	83,146
	Douglas Emmett Inc.	2,347,418	78,920
	SL Green Realty Corp.	985,360	78,829
	Spirit Realty Capital Inc.	1,637,358	78,331
	Cousins Properties Inc.	2,126,836	78,225
	QTS Realty Trust Inc. Class A	971,621	75,106
	Rayonier Inc.	1,958,810	70,380
*	Park Hotels & Resorts Inc.	3,340,008	68,838
	Agree Realty Corp.	965,080	68,028
	Highwoods Properties Inc.	1,462,488	66,061
	Innovative Industrial Properties Inc.	338,316	64,625
	Terreno Realty Corp.	978,524	63,134
*	Howard Hughes Corp.	640,779	62,450
*	Ryman Hospitality Properties Inc.	772,335	60,984
	Healthcare Realty Trust Inc.	1,988,921	60,065
	Hudson Pacific Properties Inc.	2,117,082	58,897
	Physicians Realty Trust	3,069,944	56,702
55

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	EPR Properties	1,055,375	55,597
	Sabra Health Care REIT Inc.	3,004,087	54,674
*	DigitalBridge Group Inc.	6,865,752	54,239
	Weingarten Realty Investors	1,689,738	54,190
	Broadstone Net Lease Inc. Class A	2,207,251	51,672
	PotlatchDeltic Corp.	933,584	49,620
	National Storage Affiliates Trust	972,030	49,146
*	Outfront Media Inc.	2,043,605	49,108
	JBG SMITH Properties	1,536,949	48,429
	Lexington Realty Trust	3,967,332	47,410
	Equity Commonwealth	1,704,821	44,666
	Essential Properties Realty Trust Inc.	1,647,179	44,540
	Apple Hospitality REIT Inc.	2,908,311	44,381
	Corporate Office Properties Trust	1,563,057	43,750
	National Health Investors Inc.	650,681	43,628
	Pebblebrook Hotel Trust	1,823,677	42,948
	Macerich Co.	2,348,602	42,862
	PS Business Parks Inc.	285,331	42,252
*	Sunstone Hotel Investors Inc.	2,992,536	37,167
	SITE Centers Corp.	2,388,367	35,969
	Uniti Group Inc.	3,329,715	35,262
	Kennedy-Wilson Holdings Inc.	1,755,854	34,889
	RLJ Lodging Trust	2,285,238	34,804
	Retail Properties of America Inc. Class A	2,968,363	33,988
	Brandywine Realty Trust	2,396,837	32,861
	Piedmont Office Realty Trust Inc. Class A	1,769,637	32,685
	CareTrust REIT Inc.	1,390,570	32,303
*	eXp World Holdings Inc.	813,745	31,549
	Retail Opportunity Investments Corp.	1,715,075	30,288
	Four Corners Property Trust Inc.	1,093,274	30,185
*	Realogy Holdings Corp.	1,655,030	30,155
	Service Properties Trust	2,354,409	29,666
*	Xenia Hotels & Resorts Inc.	1,573,355	29,469
	Urban Edge Properties	1,516,473	28,965
	Newmark Group Inc. Class A	2,343,828	28,149
*	DiamondRock Hospitality Co.	2,892,956	28,062
	Columbia Property Trust Inc.	1,580,887	27,492
*	Cushman & Wakefield plc	1,567,026	27,376
	Acadia Realty Trust	1,240,369	27,239
	Washington REIT	1,178,600	27,108
	Independence Realty Trust Inc.	1,477,761	26,940
	Tanger Factory Outlet Centers Inc.	1,426,279	26,885
	American Assets Trust Inc.	720,463	26,866
	Monmouth Real Estate Investment Corp.	1,414,488	26,479
	Kite Realty Group Trust	1,166,575	25,676
	Easterly Government Properties Inc.	1,191,036	25,107
	Global Net Lease Inc.	1,357,056	25,106
	Industrial Logistics Properties Trust	944,119	24,679
	Empire State Realty Trust Inc. Class A	2,030,663	24,368
	Paramount Group Inc.	2,394,162	24,109
	iStar Inc.	1,070,018	22,181
	LTC Properties Inc.	543,627	20,870
	St. Joe Co.	451,752	20,153
	Mack-Cali Realty Corp.	1,174,644	20,145
	Office Properties Income Trust	658,780	19,309
	Alexander & Baldwin Inc.	1,048,362	19,206
	NexPoint Residential Trust Inc.	314,428	17,287
	Safehold Inc.	208,718	16,384
	Getty Realty Corp.	513,420	15,993
	RPT Realty	1,192,268	15,476
	Community Healthcare Trust Inc.	314,832	14,942
56

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Summit Hotel Properties Inc.	1,530,253	14,277
	Diversified Healthcare Trust	3,374,826	14,107
	Apartment Investment & Management Co. Class A	2,098,504	14,081
*	Marcus & Millichap Inc.	358,305	13,927
	Centerspace	173,669	13,702
	American Finance Trust Inc. Class A	1,563,375	13,257
	UMH Properties Inc.	582,245	12,705
[1]	GEO Group Inc.	1,725,912	12,288
	Armada Hoffler Properties Inc.	894,389	11,886
	Global Medical REIT Inc.	789,130	11,648
	Gladstone Commercial Corp.	499,126	11,260
	Universal Health Realty Income Trust	174,624	10,748
	New Senior Investment Group Inc.	1,179,220	10,354
*	Seritage Growth Properties Class A	542,635	9,984
*,1	Ashford Hospitality Trust Inc.	2,167,885	9,886
	Urstadt Biddle Properties Inc. Class A	483,474	9,370
	RE/MAX Holdings Inc. Class A	278,801	9,292
	Gladstone Land Corp.	373,571	8,988
*	Chatham Lodging Trust	697,356	8,975
	Plymouth Industrial REIT Inc.	445,075	8,910
	RMR Group Inc. Class A	227,240	8,781
	Saul Centers Inc.	192,280	8,739
	NETSTREIT Corp.	377,007	8,694
	Alexander's Inc.	31,209	8,362
	City Office REIT Inc.	650,310	8,083
*	Rafael Holdings Inc. Class B	151,886	7,754
	CatchMark Timber Trust Inc. Class A	656,570	7,682
	Franklin Street Properties Corp.	1,388,925	7,306
	Preferred Apartment Communities Inc. Class A	722,674	7,046
	One Liberty Properties Inc.	238,162	6,761
*	CorePoint Lodging Inc.	574,074	6,143
*	Hersha Hospitality Trust Class A	552,656	5,947
*	FRP Holdings Inc.	97,165	5,410
*	Forestar Group Inc.	255,427	5,341
	Retail Value Inc.	242,780	5,280
	CTO Realty Growth Inc.	95,171	5,094
*	Tejon Ranch Co.	327,577	4,982
	Farmland Partners Inc.	407,561	4,911
	Indus Realty Trust Inc.	74,573	4,896
*	Braemar Hotels & Resorts Inc.	698,188	4,336
	Whitestone REIT	508,665	4,196
	Bluerock Residential Growth REIT Inc. Class A	385,120	3,917
	Postal Realty Trust Inc. Class A	211,996	3,867
	Cedar Realty Trust Inc.	181,763	3,061
	BRT Apartments Corp.	160,894	2,790
*,1	Pennsylvania REIT	923,550	2,300
	Alpine Income Property Trust Inc.	117,243	2,230
*,1	Stratus Properties Inc.	87,488	2,158
[1]	New York City REIT Inc. Class A	153,517	2,011
*,1	Fathom Holdings Inc.	54,236	1,778
[1]	CorEnergy Infrastructure Trust Inc.	235,189	1,557
	Clipper Realty Inc.	196,786	1,446
*	Altisource Portfolio Solutions SA	136,542	1,214
*	Maui Land & Pineapple Co. Inc.	87,932	944
[1]	CIM Commercial Trust Corp.	90,052	806
*	Transcontinental Realty Investors Inc.	22,564	762
*	Wheeler REIT Inc.	148,244	750
*	Sotherly Hotels Inc.	219,143	657
*	Trinity Place Holdings Inc.	293,741	620
*	Power REIT	14,432	580
*	Condor Hospitality Trust Inc.	70,224	426
57

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Global Self Storage Inc.	80,071	417
[1]	InnSuites Hospitality Trust	51,296	345
*	InterGroup Corp.	6,800	305
*	Compass Inc. Class A	16,022	211
*,1	Alset EHome International Inc. Class A	33,825	192
*	JW Mays Inc.	4,600	142
*	Medalist Diversified REIT Inc.	70,942	96
*	American Realty Investors Inc.	8,298	77
*	Altisource Asset Management Corp.	2,631	50
*	HMG/Courtland Properties Inc.	1,000	16
*	CKX Lands Inc.	1,000	12
*,1	CIM Commercial Trust Corp. Rights	213,355	—
			7,740,055
Utilities (1.77%)
*	PG&E Corp.	21,015,762	213,730
	Essential Utilities Inc.	3,187,749	145,680
	UGI Corp.	2,948,015	136,523
	Vistra Corp.	6,461,744	119,865
	OGE Energy Corp.	2,832,467	95,312
	MDU Resources Group Inc.	2,855,093	89,479
	IDACORP Inc.	718,773	70,080
	National Fuel Gas Co.	1,268,865	66,298
	Hawaiian Electric Industries Inc.	1,557,018	65,831
	Black Hills Corp.	893,785	58,659
	PNM Resources Inc.	1,202,685	58,655
	Portland General Electric Co.	1,252,680	57,723
	ONE Gas Inc.	739,164	54,787
	Southwest Gas Holdings Inc.	810,698	53,660
	New Jersey Resources Corp.	1,340,478	53,043
	Spire Inc.	722,817	52,238
	ALLETE Inc.	744,710	52,115
	Avangrid Inc.	993,110	51,076
	Ormat Technologies Inc.	640,398	44,527
	NorthWestern Corp.	724,495	43,629
	American States Water Co.	522,678	41,584
	Avista Corp.	959,962	40,962
	South Jersey Industries Inc.	1,572,369	40,771
	California Water Service Group	716,169	39,776
	MGE Energy Inc.	505,759	37,649
*	Sunnova Energy International Inc.	901,105	33,936
	Clearway Energy Inc. Class C	1,204,139	31,886
	Chesapeake Utilities Corp.	251,544	30,268
	Otter Tail Corp.	583,969	28,503
	SJW Group	381,952	24,178
	Northwest Natural Holding Co.	421,657	22,145
	Middlesex Water Co.	239,004	19,534
	Unitil Corp.	219,845	11,645
	York Water Co.	191,787	8,688
	Clearway Energy Inc. Class A	314,697	7,937
*,1	Cadiz Inc.	486,617	6,618
*	Pure Cycle Corp.	358,164	4,950
	Artesian Resources Corp. Class A	116,927	4,299
	RGC Resources Inc.	89,040	2,245
[1]	Spark Energy Inc. Class A	198,114	2,245
	Global Water Resources Inc.	125,187	2,138
	Genie Energy Ltd. Class B	286,048	1,808
			2,026,675
Total Common Stocks (Cost $70,199,705)			113,264,258
58

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
			Shares	Market Value ($000)
Preferred Stocks (0.00%)
[1]	FAT Brands Inc. Pfd., 8.250%, 8/6/21		7,939	173
	Air T Funding Pfd., 8.000%, 6/7/24		704	17
Total Preferred Stocks (Cost $143)				190
		Coupon
Temporary Cash Investments (3.07%)
Money Market Fund (3.07%)
[6,7]	Vanguard Market Liquidity Fund (Cost $3,510,384)	0.056%	35,106,450	3,510,645
Total Investments (102.02%) (Cost $73,710,232)				116,775,093
Other Assets and Liabilities—Net (-2.02%)				(2,307,311)
Net Assets (100%)				114,467,782
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,373,517,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $45,527,000, representing 0.0% of net assets.
4	Restricted securities totaling $749,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $2,526,378,000 was received for securities on loan, of which $2,486,865,000 is held in Vanguard Market Liquidity Fund and $39,513,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
59

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA982 082021

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Common Stocks (99.52%)
Basic Materials (2.01%)
	Linde plc	14,686,456	4,245,854
	Air Products and Chemicals Inc.	6,250,874	1,798,251
	Freeport-McMoRan Inc.	41,398,649	1,536,304
	Ecolab Inc.	7,267,697	1,496,928
	Newmont Corp.	22,627,672	1,434,142
	Dow Inc.	21,052,825	1,332,223
	International Flavors & Fragrances Inc.	7,031,608	1,050,522
	Fastenal Co.	16,221,837	843,536
	Nucor Corp.	8,452,897	810,886
	LyondellBasell Industries NV Class A	7,556,879	777,376
	International Paper Co.	11,072,420	678,850
	Albemarle Corp.	3,297,648	555,522
	Avery Dennison Corp.	2,345,738	493,168
	Celanese Corp.	3,180,980	482,237
	Eastman Chemical Co.	3,855,687	450,151
	FMC Corp.	3,639,621	393,807
	Steel Dynamics Inc.	5,666,972	337,752
	CF Industries Holdings Inc.	6,061,698	311,874
	Mosaic Co.	9,658,934	308,217
*,1	Cleveland-Cliffs Inc.	12,700,376	273,820
	Reliance Steel & Aluminum Co.	1,797,642	271,264
	Scotts Miracle-Gro Co.	1,101,728	211,444
	Royal Gold Inc.	1,852,015	211,315
	Olin Corp.	4,050,682	187,385
*	Alcoa Corp.	4,887,484	180,055
	Valvoline Inc.	5,115,982	166,065
[1]	United States Steel Corp.	6,849,768	164,394
	Chemours Co.	4,679,928	162,861
	Timken Co.	1,933,609	155,830
	Ashland Global Holdings Inc.	1,714,886	150,053
	Huntsman Corp.	5,639,147	149,550
*	Hexcel Corp.	2,364,562	147,549
*	RBC Bearings Inc.	711,783	141,944
	Element Solutions Inc.	5,934,511	138,749
	W R Grace & Co.	1,873,229	129,478
	Avient Corp.	2,591,606	127,403
	UFP Industries Inc.	1,656,676	123,157
	Balchem Corp.	915,785	120,206
*	Univar Solutions Inc.	4,813,277	117,348
	Hecla Mining Co.	15,135,365	112,607
	Commercial Metals Co.	3,409,274	104,733
	Sensient Technologies Corp.	1,193,306	103,293
*	Arconic Corp.	2,795,205	99,565
*	Ingevity Corp.	1,133,758	92,243
	Cabot Corp.	1,607,716	91,527
	Quaker Chemical Corp.	379,389	89,987
*	Amyris Inc.	5,351,453	87,603
*	Livent Corp.	4,515,127	87,413
*,1	MP Materials Corp.	2,313,214	85,265
	Westlake Chemical Corp.	902,956	81,347
	NewMarket Corp.	246,790	79,461
*	Domtar Corp.	1,423,198	78,219
	Minerals Technologies Inc.	959,813	75,508
	Stepan Co.	604,099	72,655
	Tronox Holdings plc Class A	3,231,958	72,396
	Mueller Industries Inc.	1,535,264	66,492
	GrafTech International Ltd.	5,657,377	65,739
1

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Boise Cascade Co.	1,115,567	65,093
	Innospec Inc.	693,642	62,851
	Worthington Industries Inc.	962,095	58,861
*	Coeur Mining Inc.	6,502,079	57,738
	Compass Minerals International Inc.	967,222	57,318
	Carpenter Technology Corp.	1,367,924	55,018
	Kaiser Aluminum Corp.	444,945	54,946
	Materion Corp.	579,760	43,685
	Schweitzer-Mauduit International Inc.	875,359	35,347
*	GCP Applied Technologies Inc.	1,462,469	34,017
	Schnitzer Steel Industries Inc. Class A	682,486	33,476
*	Kraton Corp.	854,618	27,596
*,1	Energy Fuels Inc.	4,042,519	24,457
	Neenah Inc.	469,944	23,577
	PQ Group Holdings Inc.	1,507,543	23,156
*	US Silica Holdings Inc.	1,990,676	23,012
*	AdvanSix Inc.	770,146	22,997
*,1	Zymergen Inc.	564,247	22,576
*	Koppers Holdings Inc.	586,622	18,977
	Hawkins Inc.	547,476	17,930
*	Century Aluminum Co.	1,381,682	17,810
	Glatfelter Corp.	1,245,051	17,393
*,1	Uranium Energy Corp.	6,231,638	16,576
	Resolute Forest Products Inc.	1,348,495	16,452
*,1	Gatos Silver Inc.	920,017	16,091
*	TimkenSteel Corp.	1,089,498	15,416
	Verso Corp. Class A	777,751	13,766
	American Vanguard Corp.	752,309	13,173
*,1	Meta Materials Inc.	1,745,203	13,072
*	Clearwater Paper Corp.	442,264	12,812
	Haynes International Inc.	345,682	12,230
	Omega Flex Inc.	81,817	12,003
	Tredegar Corp.	828,913	11,414
*	Unifi Inc.	455,043	11,085
*	Rayonier Advanced Materials Inc.	1,619,718	10,836
*	Intrepid Potash Inc.	282,908	9,013
*	NN Inc.	1,111,750	8,171
*	Northwest Pipe Co.	286,170	8,084
	Olympic Steel Inc.	266,097	7,821
*,1	Ur-Energy Inc.	5,132,158	7,185
	FutureFuel Corp.	739,186	7,096
*	Ryerson Holding Corp.	434,133	6,338
	Eastern Co.	201,875	6,123
	Culp Inc.	354,635	5,781
	Gold Resource Corp.	2,124,067	5,480
*	Marrone Bio Innovations Inc.	2,723,634	4,521
	Northern Technologies International Corp.	240,001	4,176
*	LSB Industries Inc.	684,091	4,139
*,1	Westwater Resources Inc.	844,700	4,021
*,2	Meta Materials Inc. Series A Class A	3,488,956	3,768
*,1	Comstock Mining Inc.	953,420	3,461
*,1	CPS Technologies Corp.	336,065	3,230
*,1	Hycroft Mining Holding Corp.	985,459	3,015
*	Universal Stainless & Alloy Products Inc.	278,310	2,803
*,3	Perma-Pipe International Holdings Inc.	416,232	2,772
*,1	Golden Minerals Co.	4,466,858	2,744
*,1	United States Antimony Corp.	2,761,481	2,728
	Friedman Industries Inc.	185,803	2,490
*	Synalloy Corp.	239,817	2,396
*	US Gold Corp.	200,942	2,232
*	Ampco-Pittsburgh Corp.	357,448	2,170
2

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	AgroFresh Solutions Inc.	635,137	1,321
	United-Guardian Inc.	72,972	1,094
*	Yield10 Bioscience Inc.	75,885	647
*	Flexible Solutions International Inc.	151,258	591
*,1	Solitario Zinc Corp.	522,011	350
	Chicago Rivet & Machine Co.	11,238	291
*	Paramount Gold Nevada Corp.	153,359	149
*	Hycroft Mining Holding Corp. Warrants Exp. 10/06/2025	155,000	130
*,2	Partners LP CVR	61,021	4
			25,312,615
Consumer Discretionary (15.89%)
*	Amazon.com Inc.	12,108,357	41,654,685
*	Tesla Inc.	21,768,378	14,795,967
	Home Depot Inc.	30,031,686	9,576,804
*	Walt Disney Co.	51,321,242	9,020,735
*	Netflix Inc.	12,524,850	6,615,751
	Walmart Inc.	39,729,664	5,602,677
	NIKE Inc. Class B	36,012,739	5,563,608
	Costco Wholesale Corp.	12,499,201	4,945,559
	McDonald's Corp.	21,075,098	4,868,137
	Lowe's Cos. Inc.	20,195,166	3,917,256
	Starbucks Corp.	33,281,400	3,721,193
	Target Corp.	14,012,637	3,387,415
*	Booking Holdings Inc.	1,159,631	2,537,377
*	General Motors Co.	36,879,260	2,182,146
	TJX Cos. Inc.	32,359,231	2,181,659
	Activision Blizzard Inc.	21,951,547	2,095,056
	Estee Lauder Cos. Inc. Class A	6,219,514	1,978,303
*	Uber Technologies Inc.	36,996,445	1,854,262
*	Ford Motor Co.	110,754,941	1,645,818
	Dollar General Corp.	6,758,521	1,462,476
	eBay Inc.	18,284,233	1,283,736
	Ross Stores Inc.	10,072,844	1,249,033
*	Chipotle Mexican Grill Inc.	795,267	1,232,934
*	Lululemon Athletica Inc.	3,358,129	1,225,616
*	Aptiv plc	7,641,506	1,202,238
	Electronic Arts Inc.	8,086,589	1,163,094
*	O'Reilly Automotive Inc.	1,970,586	1,115,765
*	Marriott International Inc. Class A	7,359,139	1,004,670
	Yum! Brands Inc.	8,414,313	967,898
*	Hilton Worldwide Holdings Inc.	7,868,387	949,085
*,1	Trade Desk Inc. Class A	12,175,372	941,887
*	AutoZone Inc.	622,603	929,061
*	Peloton Interactive Inc. Class A	7,210,482	894,244
*	Southwest Airlines Co.	16,704,809	886,858
	DR Horton Inc.	9,168,678	828,573
*	Copart Inc.	6,016,624	793,172
*,1	AMC Entertainment Holdings Inc. Class A	13,932,885	789,716
*	Delta Air Lines Inc.	18,085,393	782,374
	VF Corp.	9,387,188	770,125
	ViacomCBS Inc. Class B	16,557,277	748,389
	Lennar Corp. Class A	7,518,417	746,955
*	Etsy Inc.	3,588,844	738,728
	Best Buy Co. Inc.	6,366,566	732,028
*	Carvana Co.	2,286,566	690,131
*	Wayfair Inc. Class A	2,083,722	657,852
*	Dollar Tree Inc.	6,610,547	657,749
*	ROBLOX Corp. Class A	7,289,015	655,866
*	Expedia Group Inc.	3,991,171	653,395
	Garmin Ltd.	4,341,766	627,993
*	Airbnb Inc. Class A	4,090,795	626,464
3

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Las Vegas Sands Corp.	11,847,766	624,259
*	Carnival Corp.	23,381,064	616,325
	Tractor Supply Co.	3,256,462	605,897
*	Burlington Stores Inc.	1,880,003	605,342
*	CarMax Inc.	4,609,776	595,353
*	Caesars Entertainment Inc.	5,601,657	581,172
*	Take-Two Interactive Software Inc.	3,269,030	578,684
*	Ulta Beauty Inc.	1,562,200	540,162
	Darden Restaurants Inc.	3,697,081	539,737
*	Royal Caribbean Cruises Ltd.	6,114,537	521,448
	Genuine Parts Co.	4,082,048	516,257
	Domino's Pizza Inc.	1,096,773	511,634
	MGM Resorts International	11,759,266	501,533
	Pool Corp.	1,076,447	493,723
	Omnicom Group Inc.	6,077,658	486,152
*	NVR Inc.	97,599	485,389
*	United Airlines Holdings Inc.	9,109,188	476,319
	L Brands Inc.	6,303,962	454,263
*	Lyft Inc. Class A	7,246,975	438,297
*	DraftKings Inc. Class A	7,925,265	413,461
	Whirlpool Corp.	1,769,528	385,792
	PulteGroup Inc.	7,059,361	385,229
*	American Airlines Group Inc.	18,128,242	384,500
	Advance Auto Parts Inc.	1,848,724	379,247
	Interpublic Group of Cos. Inc.	11,118,348	361,235
*	Vail Resorts Inc.	1,137,472	360,033
*	Wynn Resorts Ltd.	2,941,294	359,720
*,1	GameStop Corp. Class A	1,678,232	359,377
*	LKQ Corp.	7,256,465	357,163
*	Live Nation Entertainment Inc.	4,017,646	351,906
	Hasbro Inc.	3,692,458	349,011
*	Tapestry Inc.	7,884,682	342,826
	News Corp. Class A	13,295,848	342,634
	Williams-Sonoma Inc.	2,127,307	339,625
	Fox Corp. Class A	8,894,690	330,260
	BorgWarner Inc.	6,778,676	329,037
*	RH	473,814	321,720
*	Chegg Inc.	3,814,258	317,003
*	Floor & Decor Holdings Inc. Class A	2,955,615	312,408
*	Zynga Inc. Class A	29,203,729	310,436
*	Norwegian Cruise Line Holdings Ltd.	10,438,959	307,010
*	Five Below Inc.	1,582,834	305,914
*	Deckers Outdoor Corp.	796,482	305,905
	Lear Corp.	1,699,322	297,857
	Newell Brands Inc.	10,814,062	297,062
	Lithia Motors Inc. Class A	840,866	288,955
	Aramark	7,202,440	268,291
	Gap Inc.	7,946,064	267,385
*	Discovery Inc. Class C	8,755,975	253,748
*	Bright Horizons Family Solutions Inc.	1,724,586	253,704
*	Liberty Media Corp.-Liberty Formula One Class C	5,247,450	252,980
	Nielsen Holdings plc	10,131,298	249,939
*	Penn National Gaming Inc.	3,217,318	246,093
	Kohl's Corp.	4,452,995	245,405
*	Capri Holdings Ltd.	4,278,737	244,701
	Service Corp. International	4,513,481	241,877
	Gentex Corp.	6,821,223	225,714
	Polaris Inc.	1,645,216	225,329
	Tempur Sealy International Inc.	5,544,623	217,294
*	PVH Corp.	2,015,824	216,882
	Rollins Inc.	6,259,625	214,079
4

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	SiteOne Landscape Supply Inc.	1,255,707	212,541
*	Alaska Air Group Inc.	3,520,763	212,337
*	IAA Inc.	3,809,964	207,795
*	Crocs Inc.	1,752,351	204,184
*	YETI Holdings Inc.	2,220,185	203,857
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,340,022	201,334
*	Scientific Games Corp.	2,576,240	199,504
	Harley-Davidson Inc.	4,342,210	198,960
*	Mattel Inc.	9,863,970	198,266
	Churchill Downs Inc.	980,023	194,299
	Wyndham Hotels & Resorts Inc.	2,638,849	190,762
	Toll Brothers Inc.	3,288,117	190,086
*	Skechers USA Inc. Class A	3,794,827	189,096
	Leggett & Platt Inc.	3,578,076	185,380
*	BJ's Wholesale Club Holdings Inc.	3,881,375	184,676
*	Fox Factory Holding Corp.	1,186,213	184,646
	Hanesbrands Inc.	9,874,844	184,363
*	AutoNation Inc.	1,933,664	183,331
*	Marriott Vacations Worldwide Corp.	1,146,462	182,631
	Texas Roadhouse Inc. Class A	1,874,000	180,279
	Foot Locker Inc.	2,920,282	179,977
*	Planet Fitness Inc. Class A	2,352,762	177,045
	New York Times Co. Class A	4,009,577	174,617
*	Terminix Global Holdings Inc.	3,632,729	173,317
	Nexstar Media Group Inc. Class A	1,149,908	170,048
	Thor Industries Inc.	1,486,560	167,981
	Dick's Sporting Goods Inc.	1,668,101	167,127
*	Macy's Inc.	8,813,772	167,109
*,1	Chewy Inc. Class A	2,072,055	165,163
	Fox Corp. Class B	4,661,536	164,086
[1]	American Eagle Outfitters Inc.	4,252,622	159,601
*	Helen of Troy Ltd.	691,227	157,683
	Ralph Lauren Corp.	1,288,142	151,756
[1]	Sirius XM Holdings Inc.	23,152,530	151,418
*	JetBlue Airways Corp.	8,947,487	150,139
*	Ollie's Bargain Outlet Holdings Inc.	1,754,292	147,589
	AMERCO	249,287	146,930
	Travel + Leisure Co.	2,436,880	144,873
*,1	Discovery Inc. Class A	4,615,636	141,608
*	Boyd Gaming Corp.	2,223,202	136,705
*	Goodyear Tire & Rubber Co.	7,894,912	135,398
	Qurate Retail Inc. Class A	10,193,219	133,429
	Wingstop Inc.	839,641	132,353
*,1	Luminar Technologies Inc. Class A	5,875,678	128,971
*	Sonos Inc.	3,514,436	123,814
	Choice Hotels International Inc.	1,023,625	121,668
	Carter's Inc.	1,179,046	121,642
*	frontdoor Inc.	2,423,474	120,737
	H&R Block Inc.	5,137,365	120,625
*	National Vision Holdings Inc.	2,310,504	118,136
*	Grand Canyon Education Inc.	1,310,859	117,938
	Wendy's Co.	5,009,268	117,317
	TEGNA Inc.	6,231,032	116,894
*	Nordstrom Inc.	3,154,431	115,358
*	Callaway Golf Co.	3,379,902	114,004
*	Signet Jewelers Ltd.	1,402,095	113,275
*	TripAdvisor Inc.	2,800,609	112,865
*	Shake Shack Inc. Class A	1,054,535	112,856
*	Sabre Corp.	9,011,810	112,467
*	Stitch Fix Inc. Class A	1,828,486	110,258
*	Under Armour Inc. Class C	5,889,040	109,359
5

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Under Armour Inc. Class A	5,111,785	108,114
*	Avis Budget Group Inc.	1,382,871	107,712
*,1	QuantumScape Corp. Class A	3,668,955	107,354
*	Overstock.com Inc.	1,156,240	106,605
*	Cardlytics Inc.	834,861	105,969
*	LGI Homes Inc.	634,030	102,675
	KB Home	2,485,221	101,198
*	Hilton Grand Vacations Inc.	2,414,669	99,943
	Cracker Barrel Old Country Store Inc.	670,444	99,534
*	Stamps.com Inc.	491,846	98,512
	Dana Inc.	4,114,255	97,755
	Murphy USA Inc.	723,979	96,557
*	Visteon Corp.	792,851	95,887
*	Meritage Homes Corp.	1,018,348	95,806
*	Bed Bath & Beyond Inc.	2,876,326	95,753
	Warner Music Group Corp. Class A	2,634,179	94,936
	Rent-A-Center Inc.	1,773,550	94,122
*	Asbury Automotive Group Inc.	548,310	93,964
*	Spirit Airlines Inc.	3,043,051	92,630
	PROG Holdings Inc.	1,920,364	92,427
	Steven Madden Ltd.	2,112,035	92,423
	Columbia Sportswear Co.	939,060	92,366
	Papa John's International Inc.	879,469	91,852
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,964,664	91,514
*	Taylor Morrison Home Corp. Class A	3,463,551	91,507
*	Madison Square Garden Sports Corp.	527,991	91,115
	LCI Industries	678,091	89,115
*	Six Flags Entertainment Corp.	2,056,121	88,989
*	Leslie's Inc.	3,190,709	87,713
*	Hyatt Hotels Corp. Class A	1,109,223	86,120
*,1	2U Inc.	2,001,367	83,397
*	Allegiant Travel Co.	429,444	83,312
	Kontoor Brands Inc.	1,463,418	82,551
*	Abercrombie & Fitch Co. Class A	1,747,736	81,147
*	Coty Inc. Class A	8,645,088	80,745
	MDC Holdings Inc.	1,592,079	80,559
*	Dorman Products Inc.	775,912	80,439
*	Brinker International Inc.	1,293,946	80,031
*,1	Fisker Inc.	4,138,097	79,782
	Herman Miller Inc.	1,674,555	78,939
	Wolverine World Wide Inc.	2,327,830	78,308
*	Red Rock Resorts Inc. Class A	1,808,637	76,867
*	Skyline Champion Corp.	1,440,504	76,779
*	iHeartMedia Inc. Class A	2,850,888	76,774
*	Academy Sports & Outdoors Inc.	1,851,400	76,352
*	Vista Outdoor Inc.	1,636,567	75,740
	Group 1 Automotive Inc.	488,638	75,460
	World Wrestling Entertainment Inc. Class A	1,283,435	74,298
*	iRobot Corp.	793,651	74,119
*	Sleep Number Corp.	658,212	72,370
*	SeaWorld Entertainment Inc.	1,448,114	72,319
*	Cheesecake Factory Inc.	1,332,905	72,217
*	Tri Pointe Homes Inc.	3,345,675	71,698
	John Wiley & Sons Inc. Class A	1,188,418	71,519
*	Sally Beauty Holdings Inc.	3,204,627	70,726
*	Revolve Group Inc. Class A	1,008,625	69,494
	Graham Holdings Co. Class B	108,647	68,871
*	Boot Barn Holdings Inc.	818,916	68,830
*	Urban Outfitters Inc.	1,666,580	68,696
	Penske Automotive Group Inc.	907,565	68,512
*,1	Coursera Inc.	1,721,903	68,118
6

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	At Home Group Inc.	1,843,775	67,925
*	Bloomin' Brands Inc.	2,501,235	67,884
*	ODP Corp.	1,393,688	66,911
*	Selectquote Inc.	3,468,610	66,805
	Jack in the Box Inc.	599,342	66,791
	Big Lots Inc.	994,278	65,632
*	Gentherm Inc.	915,963	65,079
	Lennar Corp. Class B	792,001	64,508
*,1	Cinemark Holdings Inc.	2,856,019	62,690
*	KAR Auction Services Inc.	3,531,732	61,982
*	Everi Holdings Inc.	2,478,277	61,808
	Winnebago Industries Inc.	907,988	61,707
	Levi Strauss & Co. Class A	2,209,438	61,246
*	SkyWest Inc.	1,421,163	61,209
	PriceSmart Inc.	659,203	59,994
	Rush Enterprises Inc. Class A	1,353,390	58,521
	Monro Inc.	908,236	57,682
*	Lions Gate Entertainment Corp. Class B	3,124,622	57,181
	Century Communities Inc.	846,197	56,306
	Gray Television Inc.	2,378,226	55,650
*	Cavco Industries Inc.	243,741	54,157
*	WW International Inc.	1,468,753	53,081
	Strategic Education Inc.	696,178	52,951
*	AMC Networks Inc. Class A	779,555	52,074
	HNI Corp.	1,177,645	51,781
*	Knowles Corp.	2,583,317	50,995
*,1	Petco Health & Wellness Co. Inc. Class A	2,250,800	50,440
	Smith & Wesson Brands Inc.	1,437,007	49,864
*	Dave & Buster's Entertainment Inc.	1,213,874	49,283
*	M/I Homes Inc.	830,727	48,739
	La-Z-Boy Inc.	1,314,873	48,703
	Camping World Holdings Inc. Class A	1,161,011	47,590
*	Meredith Corp.	1,094,125	47,529
*	Adtalem Global Education Inc.	1,330,964	47,436
	Acushnet Holdings Corp.	938,240	46,349
	Sinclair Broadcast Group Inc. Class A	1,376,232	45,718
*	Central Garden & Pet Co. Class A	930,706	44,953
	Sturm Ruger & Co. Inc.	496,980	44,718
*	Tenneco Inc. Class A	2,307,630	44,583
	Oxford Industries Inc.	449,444	44,423
*	Madison Square Garden Entertainment Corp.	528,572	44,384
*	Malibu Boats Inc. Class A	582,960	42,748
*	Purple Innovation Inc. Class A	1,598,400	42,214
*	Laureate Education Inc. Class A	2,901,622	42,103
	Buckle Inc.	833,518	41,468
*,1	Blink Charging Co.	1,006,872	41,453
*	Hibbett Inc.	457,514	41,007
*	Dine Brands Global Inc.	456,815	40,771
*	Liberty Media Corp.-Liberty Formula One Class A	940,855	40,109
*,1	Canoo Inc.	4,014,558	39,905
*	Houghton Mifflin Harcourt Co.	3,576,440	39,484
*	GoPro Inc. Class A	3,360,923	39,155
*	XPEL Inc.	466,253	39,105
*	G-III Apparel Group Ltd.	1,168,642	38,402
	Knoll Inc.	1,432,904	37,241
*,1	Clean Energy Fuels Corp.	3,656,758	37,116
*	Children's Place Inc.	396,128	36,864
*	Stride Inc.	1,117,437	35,903
*,1	Lordstown Motors Corp.	3,234,332	35,772
*	elf Beauty Inc.	1,302,170	35,341
*	RealReal Inc.	1,776,196	35,098
7

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Inter Parfums Inc.	485,059	34,924
*	Lions Gate Entertainment Corp. Class A	1,649,184	34,138
	Steelcase Inc. Class A	2,234,753	33,767
*	Hawaiian Holdings Inc.	1,355,554	33,035
*,1	Figs Inc. Class A	652,673	32,699
*	American Axle & Manufacturing Holdings Inc.	3,088,081	31,962
[1]	Dillard's Inc. Class A	176,209	31,873
	EW Scripps Co. Class A	1,554,570	31,698
*	Tupperware Brands Corp.	1,321,895	31,395
*,1	Vuzix Corp.	1,704,770	31,283
	Aaron's Co. Inc.	969,598	31,017
	Matthews International Corp. Class A	861,228	30,970
*	BJ's Restaurants Inc.	618,185	30,378
*	MarineMax Inc.	622,719	30,351
*	Zumiez Inc.	603,440	29,563
*	Designer Brands Inc. Class A	1,760,538	29,137
*	Driven Brands Holdings Inc.	940,025	29,066
*	Lovesac Co.	362,873	28,954
	Guess? Inc.	1,087,126	28,700
	Caleres Inc.	1,035,189	28,250
	Franchise Group Inc.	797,768	28,137
*,1	ContextLogic Inc. Class A	2,135,066	28,119
*	Denny's Corp.	1,697,501	27,992
*	Liberty Media Corp.-Liberty Braves Class C	987,343	27,419
*	Angi Inc. Class A	1,984,177	26,826
*	Viad Corp.	537,765	26,808
	Sonic Automotive Inc. Class A	594,911	26,616
*	Clear Channel Outdoor Holdings Inc.	10,053,800	26,542
*	Party City Holdco Inc.	2,816,945	26,282
*,1	XL Fleet Corp.	3,137,573	26,136
*	Cars.com Inc.	1,818,461	26,059
*	Bally's Corp.	481,535	26,056
*,1	Corsair Gaming Inc.	779,672	25,955
*	Genesco Inc.	406,708	25,899
*	QuinStreet Inc.	1,349,340	25,071
	Interface Inc. Class A	1,633,950	24,999
*	1-800-Flowers.com Inc. Class A	770,904	24,569
*	Monarch Casino & Resort Inc.	364,215	24,100
	News Corp. Class B	983,114	23,939
*	America's Car-Mart Inc.	166,563	23,605
*	Golden Entertainment Inc.	525,379	23,537
*	Central Garden & Pet Co.	444,224	23,513
*	Quotient Technology Inc.	2,128,905	23,013
*	Arko Corp.	2,479,596	22,787
	Standard Motor Products Inc.	524,648	22,743
*	Perdoceo Education Corp.	1,820,982	22,343
*	Citi Trends Inc.	256,668	22,330
*	Chico's FAS Inc.	3,316,349	21,822
*	Stoneridge Inc.	732,480	21,608
*,1	Latham Group Inc.	671,803	21,471
*	Ruth's Hospitality Group Inc.	928,503	21,383
*	Gannett Co. Inc.	3,814,619	20,942
*	Sportsman's Warehouse Holdings Inc.	1,174,785	20,876
*	Chuy's Holdings Inc.	559,897	20,862
*	CarParts.com Inc.	1,023,552	20,840
*	Accel Entertainment Inc. Class A	1,695,846	20,130
*	Green Brick Partners Inc.	857,383	19,497
*	Liquidity Services Inc.	739,638	18,824
*	Fossil Group Inc.	1,317,998	18,821
*,1	Poshmark Inc. Class A	391,002	18,666
	Haverty Furniture Cos. Inc.	430,364	18,402
8

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Sun Country Airlines Holdings Inc.	486,640	18,011
	Clarus Corp.	694,721	17,854
	Scholastic Corp.	467,178	17,701
*,1	Cricut Inc. Class A	409,810	17,458
*	Rush Street Interactive Inc.	1,411,105	17,300
	Carriage Services Inc. Class A	465,881	17,224
	Global Industrial Co.	467,792	17,173
*	Thryv Holdings Inc.	478,211	17,106
*	Lands' End Inc.	414,709	17,024
	Johnson Outdoors Inc. Class A	139,074	16,828
	Shoe Carnival Inc.	227,792	16,308
	Ethan Allen Interiors Inc.	587,494	16,215
*	VistaGen Therapeutics Inc.	5,096,657	16,054
*	Vizio Holding Corp. Class A	594,289	16,052
*	Lumber Liquidators Holdings Inc.	759,502	16,025
*	Beazer Homes USA Inc.	829,881	16,008
*	Frontier Group Holdings Inc.	909,976	15,506
[1]	Big 5 Sporting Goods Corp.	596,371	15,315
*	Universal Electronics Inc.	313,610	15,210
	RCI Hospitality Holdings Inc.	225,538	14,931
*,1	Golden Nugget Online Gaming Inc.	1,165,903	14,877
*,1	Genius Brands International Inc.	8,042,081	14,797
*	Noodles & Co. Class A	1,185,367	14,793
*,1	Eastman Kodak Co.	1,771,630	14,740
*	Arlo Technologies Inc.	2,157,183	14,604
	Winmark Corp.	74,865	14,380
	Movado Group Inc.	448,953	14,129
*	Red Robin Gourmet Burgers Inc.	425,651	14,093
*,1	Nautilus Inc.	829,380	13,975
*	Entercom Communications Corp. Class A	3,217,136	13,866
*	Boston Omaha Corp. Class A	436,709	13,848
*	Turtle Beach Corp.	430,300	13,735
*	MSG Networks Inc. Class A	940,795	13,717
*	American Outdoor Brands Inc.	389,198	13,676
*	MasterCraft Boat Holdings Inc.	518,648	13,635
*	Lindblad Expeditions Holdings Inc.	851,258	13,629
*,1	Marcus Corp.	640,475	13,584
*	American Public Education Inc.	477,462	13,531
*	Cooper-Standard Holdings Inc.	465,848	13,510
*,1	Funko Inc. Class A	632,450	13,459
	Kimball International Inc. Class B	1,020,161	13,415
*	Hovnanian Enterprises Inc. Class A	125,575	13,347
*,1	Arcimoto Inc.	756,712	13,008
*	ACV Auctions Inc. Class A	505,331	12,952
*,1	Dream Finders Homes Inc. Class A	504,839	12,333
*	Motorcar Parts of America Inc.	546,215	12,257
*,1	ThredUp Inc. Class A	401,638	11,680
*,1	CarLotz Inc.	2,115,206	11,549
	Hooker Furniture Corp.	333,354	11,547
*	Express Inc.	1,746,229	11,333
	Rocky Brands Inc.	202,765	11,274
*,1	Shift Technologies Inc.	1,301,145	11,164
	A-Mark Precious Metals Inc.	238,900	11,109
*	Century Casinos Inc.	793,927	10,662
*,1	HyreCar Inc.	506,771	10,602
*	TravelCenters of America Inc.	362,440	10,598
	OneWater Marine Inc. Class A	251,744	10,581
*,1	MDC Partners Inc. Class A	1,801,805	10,541
	Del Taco Restaurants Inc.	1,048,799	10,498
	Tilly's Inc. Class A	656,557	10,492
*	Container Store Group Inc.	783,316	10,214
9

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	El Pollo Loco Holdings Inc.	545,592	9,979
	Entravision Communications Corp. Class A	1,487,248	9,935
*,1	CuriosityStream Inc.	728,240	9,933
*,1	Liberty Media Corp.-Liberty Braves Class A	342,950	9,678
	Cato Corp. Class A	536,076	9,044
*	Liberty TripAdvisor Holdings Inc. Class A	2,188,991	8,909
*	Vera Bradley Inc.	704,855	8,733
*,1	Full House Resorts Inc.	855,457	8,503
	National CineMedia Inc.	1,675,457	8,495
*	Mesa Air Group Inc.	905,936	8,452
*,1	Kirkland's Inc.	368,352	8,428
*	PlayAGS Inc.	836,774	8,284
	Superior Group of Cos. Inc.	329,021	7,867
*	Drive Shack Inc.	2,360,420	7,813
*	Daily Journal Corp.	22,215	7,520
*	Barnes & Noble Education Inc.	1,030,027	7,426
*	Conn's Inc.	286,215	7,298
	Flexsteel Industries Inc.	176,716	7,138
*	Duluth Holdings Inc. Class B	344,208	7,108
*	Alta Equipment Group Inc.	531,233	7,060
*	Bluegreen Vacations Holding Corp. Class A	388,496	6,993
*,1	LiveXLive Media Inc.	1,459,913	6,891
*	Cumulus Media Inc. Class A	469,052	6,872
*,1	Aterian Inc.	465,244	6,807
*	Fiesta Restaurant Group Inc.	502,700	6,751
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	157,648	6,527
	Bassett Furniture Industries Inc.	264,341	6,437
*	Build-A-Bear Workshop Inc.	370,547	6,414
*,1	ONE Group Hospitality Inc.	556,732	6,135
*	Carrols Restaurant Group Inc.	1,008,721	6,062
*	Regis Corp.	645,733	6,044
*	VOXX International Corp. Class A	421,571	5,906
*	Universal Technical Institute Inc.	895,668	5,813
*	Lincoln Educational Services Corp.	740,170	5,759
[1]	Hall of Fame Resort & Entertainment Co.	1,463,254	5,751
	Lifetime Brands Inc.	370,500	5,546
	JOANN Inc.	348,525	5,489
	Escalade Inc.	236,395	5,425
*	Superior Industries International Inc.	607,533	5,237
*,1	Ondas Holdings Inc.	658,052	5,225
*	Delta Apparel Inc.	176,930	5,223
*	Strattec Security Corp.	115,441	5,132
	Hamilton Beach Brands Holding Co. Class A	228,418	5,087
*	Luby's Inc.	1,300,764	4,995
*	Casper Sleep Inc.	595,766	4,909
*	Lakeland Industries Inc.	219,794	4,908
*	Potbelly Corp.	597,189	4,718
*	Townsquare Media Inc. Class A	368,555	4,699
	Nathan's Famous Inc.	64,365	4,591
*,1	AYRO Inc.	890,400	4,345
*	Emerald Holding Inc.	803,929	4,333
*,1	Lazydays Holdings Inc.	194,700	4,283
*,1	Aspen Group Inc.	638,205	4,161
*	iMedia Brands Inc.	512,547	4,126
*	Urban One Inc.	817,509	4,104
*	Lee Enterprises Inc.	144,549	4,091
*,1	Gaia Inc. Class A	367,120	4,035
*	J Alexander's Holdings Inc. Class A	334,360	3,892
*	RumbleON Inc. Class B	90,880	3,678
*	Reading International Inc. Class A	526,251	3,668
*	Tuesday Morning Corp.	808,565	3,639
10

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	BurgerFi International Inc.	362,452	3,625
*,1	LMP Automotive Holdings Inc.	210,500	3,578
	Acme United Corp.	75,799	3,378
*	Biglari Holdings Inc. Class A	4,329	3,372
	Weyco Group Inc.	150,204	3,360
	Rush Enterprises Inc. Class B	87,512	3,338
*	Legacy Housing Corp.	195,427	3,305
*,1	SRAX Inc. Class A	590,641	3,213
*	Kura Sushi USA Inc. Class A	84,122	3,197
	Marine Products Corp.	203,641	3,144
*	Fluent Inc.	1,044,001	3,059
*	Travelzoo	202,796	2,993
*,1	Revlon Inc. Class A	213,038	2,735
	Saga Communications Inc. Class A	120,553	2,610
*,1	Vinco Ventures Inc.	643,569	2,542
	Educational Development Corp.	202,122	2,520
*	BBQ Holdings Inc.	121,470	2,305
*,1	Koss Corp.	96,300	2,236
	Wayside Technology Group Inc.	88,277	2,210
*	Landsea Homes Corp.	258,755	2,166
*	Zovio Inc. Class A	826,876	2,142
*,1	Live Ventures Inc.	34,110	2,101
*	Biglari Holdings Inc. Class B	12,594	2,008
*,1	Envela Corp.	416,000	1,997
*	Motorsport Games Inc. Class A	138,137	1,934
*	Charles & Colvard Ltd.	609,632	1,817
*	Marchex Inc. Class B	545,794	1,670
*,1	Esports Technologies Inc.	71,959	1,515
*	J. Jill Inc.	76,597	1,510
*,1	Auddia Inc.	264,100	1,490
*	Mister Car Wash Inc.	67,912	1,462
*	Good Times Restaurants Inc.	350,735	1,434
*	Kewaunee Scientific Corp.	97,556	1,404
*,1	Dolphin Entertainment Inc.	147,246	1,375
*	New Home Co. Inc.	226,301	1,328
	DallasNews Corp.	176,509	1,313
*	FlexShopper Inc.	424,874	1,262
	Crown Crafts Inc.	161,982	1,226
*	StoneMor Inc.	431,538	1,131
*,1	Monaker Group Inc.	467,097	1,046
*	Endeavor Group Holdings Inc. Class A	34,966	969
*	Eastside Distilling Inc.	341,735	960
*	Beasley Broadcast Group Inc. Class A	314,277	908
*	Vince Holding Corp.	85,346	862
*,1	Applied UV Inc.	85,989	844
*	Ark Restaurants Corp.	42,422	838
*	PARTS iD Inc.	138,518	837
*	Amesite Inc.	292,757	805
*	JAKKS Pacific Inc.	72,537	798
	CompX International Inc.	36,927	767
*	Bowl America Inc. Class A	85,200	751
*	Integral Ad Science Holding Corp.	33,955	699
*,1	Allied Esports Entertainment Inc.	298,452	686
*,1	Muscle Maker Inc.	487,573	683
*,1	Universal Security Instruments Inc.	74,733	628
*,1	Kaspien Holdings Inc.	23,778	578
*	Salem Media Group Inc. Class A	220,213	562
*	Canterbury Park Holding Corp.	35,605	533
*,1	Urban One Inc. Class A	60,200	522
	NL Industries Inc.	74,466	484
*	Xcel Brands Inc.	151,456	453
11

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	InterGroup Corp.	9,638	432
*,1	Forward Industries Inc.	144,468	428
	FAT Brands Inc.	26,359	385
*	Unique Fabricating Inc.	79,983	296
	Jerash Holdings US Inc.	41,854	282
*	Mediaco Holding Inc. Class A	67,571	243
*,1	Sequential Brands Group Inc.	21,522	184
*	Flanigan's Enterprises Inc.	3,658	147
*	Dixie Group Inc.	40,323	118
	Dover Motorsports Inc.	37,667	85
*	Troika Media Group Inc.	28,500	81
*	Virco Manufacturing Corp.	8,350	28
*,1,2	SRAX Inc. Rights	148,260	27
*	Summer Infant Inc.	522	7
			199,945,327
Consumer Staples (4.70%)
	Procter & Gamble Co.	69,141,796	9,329,303
	Coca-Cola Co.	109,606,018	5,930,782
	PepsiCo Inc.	39,024,187	5,782,214
	Philip Morris International Inc.	44,025,291	4,363,347
	CVS Health Corp.	37,189,127	3,103,061
	Altria Group Inc.	52,280,775	2,492,747
	Mondelez International Inc. Class A	39,676,560	2,477,404
	Colgate-Palmolive Co.	23,888,902	1,943,362
	Kimberly-Clark Corp.	9,531,327	1,275,101
	Walgreens Boots Alliance Inc.	20,754,525	1,091,896
	Constellation Brands Inc. Class A	4,566,749	1,068,117
	Sysco Corp.	13,727,858	1,067,341
	General Mills Inc.	17,242,463	1,050,583
	Archer-Daniels-Midland Co.	15,786,904	956,686
*	Monster Beverage Corp.	10,454,770	955,043
	Corteva Inc.	20,853,939	924,872
	McKesson Corp.	4,458,949	852,729
	Kraft Heinz Co.	18,955,545	773,007
	Kroger Co.	19,257,280	737,746
	Brown-Forman Corp. Class B	9,703,228	727,160
	Hershey Co.	4,136,023	720,412
	Keurig Dr Pepper Inc.	20,026,540	705,735
	Clorox Co.	3,516,102	632,582
	McCormick & Co. Inc. (Non-Voting)	7,037,818	621,580
	Tyson Foods Inc. Class A	8,329,064	614,352
	Church & Dwight Co. Inc.	6,932,284	590,769
	Conagra Brands Inc.	13,477,080	490,296
	AmerisourceBergen Corp.	4,065,008	465,403
	Kellogg Co.	7,225,505	464,817
	J M Smucker Co.	2,942,817	381,301
	Hormel Foods Corp.	7,640,566	364,837
	Lamb Weston Holdings Inc.	4,133,986	333,447
*	Darling Ingredients Inc.	4,608,294	311,060
	Bunge Ltd.	3,800,373	296,999
*	Molson Coors Beverage Co. Class B	5,101,400	273,894
*	Boston Beer Co. Inc. Class A	257,151	262,500
	Campbell Soup Co.	5,569,670	253,921
*,1	Beyond Meat Inc.	1,513,415	238,348
*	US Foods Holding Corp.	5,642,018	216,428
	Casey's General Stores Inc.	1,043,950	203,194
*	Freshpet Inc.	1,161,695	189,310
*	Performance Food Group Co.	3,781,206	183,351
*	Post Holdings Inc.	1,618,394	175,547
	Ingredion Inc.	1,798,957	162,806
*	Herbalife Nutrition Ltd.	2,989,701	157,647
12

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Flowers Foods Inc.	5,379,914	130,194
	Sanderson Farms Inc.	569,088	106,971
	Lancaster Colony Corp.	545,560	105,571
	WD-40 Co.	388,859	99,661
	Spectrum Brands Holdings Inc.	1,150,676	97,854
*	Hain Celestial Group Inc.	2,410,430	96,706
	Medifast Inc.	317,528	89,854
*	Simply Good Foods Co.	2,447,630	89,363
*	Grocery Outlet Holding Corp.	2,413,913	83,666
*	Sprouts Farmers Market Inc.	3,355,616	83,387
	Energizer Holdings Inc.	1,934,965	83,165
	Nu Skin Enterprises Inc. Class A	1,419,762	80,430
	Primo Water Corp.	4,357,671	72,904
*	TreeHouse Foods Inc.	1,599,741	71,220
	J & J Snack Foods Corp.	405,205	70,672
*	GrowGeneration Corp.	1,410,361	67,838
	Edgewell Personal Care Co.	1,540,009	67,606
*	Celsius Holdings Inc.	830,043	63,158
[1]	B&G Foods Inc.	1,835,159	60,193
*	United Natural Foods Inc.	1,602,463	59,259
	Core-Mark Holding Co. Inc.	1,274,406	57,361
*	Hostess Brands Inc. Class A	3,458,703	55,996
	Coca-Cola Consolidated Inc.	131,612	52,925
	Vector Group Ltd.	3,725,788	52,683
	Reynolds Consumer Products Inc.	1,471,304	44,654
	Cal-Maine Foods Inc.	1,123,464	40,681
	Utz Brands Inc.	1,845,883	40,222
*,1	Hydrofarm Holdings Group Inc.	673,469	39,809
*	Beauty Health Co.	2,289,015	38,455
	Universal Corp.	639,819	36,451
*	USANA Health Sciences Inc.	342,547	35,087
*	BellRing Brands Inc. Class A	1,114,944	34,942
	Fresh Del Monte Produce Inc.	980,246	32,231
[1]	National Beverage Corp.	656,239	30,994
*	Pilgrim's Pride Corp.	1,363,322	30,238
*	Chefs' Warehouse Inc.	903,974	28,774
	Calavo Growers Inc.	435,658	27,629
*,1	AppHarvest Inc.	1,678,855	26,862
	Andersons Inc.	843,606	25,755
	Seaboard Corp.	6,610	25,572
	MGP Ingredients Inc.	364,952	24,685
*,1	Tattooed Chef Inc.	1,140,168	24,457
*,1	Rite Aid Corp.	1,480,806	24,137
	Weis Markets Inc.	448,525	23,171
	Ingles Markets Inc. Class A	394,127	22,966
	ACCO Brands Corp.	2,590,479	22,356
*,1	PLBY Group Inc.	547,837	21,305
	John B Sanfilippo & Son Inc.	237,984	21,078
	Turning Point Brands Inc.	426,050	19,500
*,1	22nd Century Group Inc.	4,086,876	18,922
	SpartanNash Co.	951,050	18,365
*,1	Mission Produce Inc.	883,584	18,299
[1]	PetMed Express Inc.	539,909	17,196
	Nature's Sunshine Products Inc.	989,399	17,186
[1]	Tootsie Roll Industries Inc.	446,678	15,147
*	Whole Earth Brands Inc.	1,036,462	15,029
*	Veru Inc.	1,769,505	14,280
*,1	Honest Co. Inc.	767,741	12,430
*	Duckhorn Portfolio Inc.	486,413	10,730
	Brown-Forman Corp. Class A	148,780	10,489
*,1	Vital Farms Inc.	520,033	10,380
13

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Landec Corp.	835,266	9,397
*,1	MedAvail Holdings Inc.	752,474	9,218
	Limoneira Co.	519,742	9,121
*	Seneca Foods Corp. Class A	178,374	9,111
*	NewAge Inc.	3,817,545	8,513
	Oil-Dri Corp. of America	192,881	6,593
*,1	HF Foods Group Inc.	1,087,129	5,751
*,1	AquaBounty Technologies Inc.	1,015,881	5,445
*,1	Laird Superfood Inc.	177,625	5,306
*	Farmer Bros Co.	414,798	5,264
*,1	LifeMD Inc.	439,707	5,180
	Village Super Market Inc. Class A	219,324	5,156
	Alico Inc.	134,556	4,790
*	Lifevantage Corp.	581,331	4,273
*	Natural Alternatives International Inc.	203,132	3,441
	Natural Grocers by Vitamin Cottage Inc.	305,806	3,284
*,1	Alkaline Water Co. Inc.	1,927,828	2,950
*	Reed's Inc.	2,528,703	2,579
*,1	Blue Apron Holdings Inc. Class A	495,637	2,121
*,1	Greenlane Holdings Inc. Class A	448,477	2,005
*	S&W Seed Co.	520,210	1,894
*	Urban-Gro Inc.	189,828	1,741
	Ocean Bio-Chem Inc.	124,424	1,518
*	Willamette Valley Vineyards Inc.	109,229	1,494
*,1	Arcadia Biosciences Inc.	482,710	1,434
*,1	Bridgford Foods Corp.	103,783	1,365
*	Calyxt Inc.	333,559	1,341
*	Rocky Mountain Chocolate Factory Inc.	162,623	1,241
*	Coffee Holding Co. Inc.	230,234	1,236
	AMCON Distributing Co.	6,102	934
	Mannatech Inc.	30,933	854
*	Nuzee Inc.	236,402	745
*	RiceBran Technologies	560,464	633
*	Lifeway Foods Inc.	45,393	235
*	Ifresh Inc.	23,811	34
*	ESC Co.	609,806	—
			59,158,335
Energy (2.92%)
	Exxon Mobil Corp.	119,579,282	7,543,061
	Chevron Corp.	54,559,393	5,714,551
	ConocoPhillips	38,120,053	2,321,511
	EOG Resources Inc.	16,487,744	1,375,737
	Schlumberger NV	39,508,210	1,264,658
	Marathon Petroleum Corp.	18,435,700	1,113,885
	Phillips 66	12,369,574	1,061,557
	Pioneer Natural Resources Co.	6,196,391	1,007,037
	Kinder Morgan Inc.	54,369,513	991,156
	Valero Energy Corp.	11,546,718	901,568
	Occidental Petroleum Corp.	25,058,915	783,592
	Williams Cos. Inc.	28,311,378	751,667
	ONEOK Inc.	12,586,912	700,336
	Hess Corp.	7,844,789	685,007
*	Enphase Energy Inc.	3,448,761	633,296
*	Cheniere Energy Inc.	6,448,105	559,309
	Devon Energy Corp.	19,124,884	558,255
	Halliburton Co.	23,894,757	552,447
*	Plug Power Inc.	16,050,619	548,771
	Diamondback Energy Inc.	5,114,678	480,217
	Baker Hughes Co.	20,731,199	474,123
	Marathon Oil Corp.	22,281,636	303,476
	Targa Resources Corp.	6,460,705	287,178
14

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Texas Pacific Land Corp.	175,118	280,143
*	First Solar Inc.	2,704,486	244,783
	Ovintiv Inc.	7,381,384	232,292
	APA Corp.	10,684,492	231,106
	Cimarex Energy Co.	2,897,979	209,959
	Cabot Oil & Gas Corp.	11,302,419	197,340
*	EQT Corp.	7,890,803	175,649
*	NOV Inc.	11,048,837	169,268
*	ChampionX Corp.	5,701,338	146,239
[1]	Chesapeake Energy Corp.	2,755,487	143,065
	HollyFrontier Corp.	4,133,174	135,981
	PDC Energy Inc.	2,753,161	126,067
*,1	ChargePoint Holdings Inc.	3,522,557	122,374
*,1	Stem Inc.	3,194,419	115,031
*	Range Resources Corp.	6,608,068	110,751
*	Antero Resources Corp.	7,255,406	109,049
*	Southwestern Energy Co.	19,160,804	108,642
	Matador Resources Co.	2,976,549	107,186
*	Denbury Inc.	1,338,984	102,807
	Equitrans Midstream Corp.	11,626,229	98,939
	Murphy Oil Corp.	4,158,690	96,814
	Antero Midstream Corp.	8,810,445	91,541
	Helmerich & Payne Inc.	2,752,168	89,803
*	Shoals Technologies Group Inc. Class A	2,506,193	88,970
	New Fortress Energy Inc. Class A	2,333,672	88,399
	SM Energy Co.	3,327,205	81,949
	Arcosa Inc.	1,368,880	80,408
*	Renewable Energy Group Inc.	1,277,958	79,668
[1]	Continental Resources Inc.	2,065,547	78,553
*	FuelCell Energy Inc.	8,654,290	77,023
*,1	Transocean Ltd.	16,658,952	75,298
*	CNX Resources Corp.	5,273,882	72,041
*,1	SunPower Corp.	2,431,918	71,061
*,1	Callon Petroleum Co.	1,117,270	64,455
*	California Resources Corp.	2,112,256	63,663
*	Magnolia Oil & Gas Corp. Class A	3,711,545	58,011
	Cactus Inc. Class A	1,530,115	56,186
*	Array Technologies Inc.	3,582,198	55,882
	World Fuel Services Corp.	1,696,527	53,831
	Core Laboratories NV	1,299,780	50,626
	Patterson-UTI Energy Inc.	5,066,291	50,359
*	Ameresco Inc. Class A	799,676	50,156
*	TPI Composites Inc.	981,646	47,531
*	Oceaneering International Inc.	2,792,091	43,473
*	PBF Energy Inc. Class A	2,730,369	41,775
*	Liberty Oilfield Services Inc. Class A	2,898,566	41,044
	Delek US Holdings Inc.	1,891,116	40,886
	Bonanza Creek Energy Inc.	864,394	40,687
*,1	Tellurian Inc.	8,669,286	40,312
*	Green Plains Inc.	1,193,274	40,118
*,1	Gevo Inc.	5,274,955	38,349
	Archrock Inc.	4,271,166	38,056
*,1	Centennial Resource Development Inc. Class A	5,142,222	34,864
*	Dril-Quip Inc.	1,010,506	34,185
*	Weatherford International plc	1,878,317	34,185
*	Laredo Petroleum Inc.	345,120	32,024
*	DMC Global Inc.	530,271	29,807
*	NOW Inc.	3,116,908	29,579
[1]	Northern Oil & Gas Inc.	1,393,031	28,933
	Brigham Minerals Inc. Class A	1,222,846	26,034
	Warrior Met Coal Inc.	1,433,239	24,652
15

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Extraction Oil & Gas Inc.	431,297	23,683
*	Arch Resources Inc.	408,145	23,256
*	NexTier Oilfield Solutions Inc.	4,834,539	23,012
*	Helix Energy Solutions Group Inc.	3,979,724	22,724
*	ProPetro Holding Corp.	2,439,424	22,345
*	Par Pacific Holdings Inc.	1,263,166	21,246
*	MRC Global Inc.	2,219,035	20,859
*	Nabors Industries Ltd.	176,770	20,194
*	Talos Energy Inc.	1,153,417	18,039
*	Bristow Group Inc. Class A	676,311	17,320
	SunCoke Energy Inc.	2,366,469	16,897
*	Peabody Energy Corp.	1,964,682	15,580
	CVR Energy Inc.	854,707	15,351
*	Contango Oil & Gas Co.	3,481,306	15,039
*	TETRA Technologies Inc.	3,295,150	14,301
*	REX American Resources Corp.	158,424	14,287
*	CONSOL Energy Inc.	734,922	13,574
*	Comstock Resources Inc.	1,994,090	13,301
*	Tidewater Inc.	1,080,375	13,019
*	W&T Offshore Inc.	2,681,269	13,004
*	Oil States International Inc.	1,623,137	12,742
	Berry Corp.	1,839,614	12,362
*	American Superconductor Corp.	699,114	12,158
*,1	Alto Ingredients Inc.	1,949,722	11,913
*	Alpha Metallurgical Resources Inc.	442,955	11,353
*	Select Energy Services Inc. Class A	1,709,690	10,327
*	Penn Virginia Corp.	429,524	10,141
*	FTS International Inc. Class A	329,459	9,320
*	RPC Inc.	1,861,517	9,215
*,1	Advent Technologies Holdings Inc.	929,000	8,956
*,1	Vine Energy Inc. Class A	567,711	8,851
*,1	Beam Global	225,246	8,629
*	Newpark Resources Inc.	2,463,271	8,523
*,1	Aemetis Inc.	753,561	8,417
	Solaris Oilfield Infrastructure Inc. Class A	851,272	8,291
*,1	Sunworks Inc.	763,200	8,021
*,1	Centrus Energy Corp. Class A	310,122	7,871
*	Matrix Service Co.	741,752	7,788
*	Earthstone Energy Inc. Class A	618,011	6,841
	Altus Midstream Co.	96,167	6,492
*,1	FTC Solar Inc.	469,720	6,252
*,1	Ring Energy Inc.	2,079,191	6,196
*,1	Orbital Energy Group Inc.	1,335,228	5,835
*	SandRidge Energy Inc.	919,342	5,773
*	VAALCO Energy Inc.	1,744,200	5,669
*	Trecora Resources	632,639	5,264
	Falcon Minerals Corp.	1,003,296	5,097
*	Goodrich Petroleum Corp.	334,016	4,987
*,1	SilverBow Resources Inc.	205,056	4,761
*	Amplify Energy Corp.	1,102,676	4,466
*	Natural Gas Services Group Inc.	394,956	4,060
	Evolution Petroleum Corp.	783,904	3,888
	NACCO Industries Inc. Class A	144,802	3,771
*,1	Ocean Power Technologies Inc.	1,435,000	3,588
*	NextDecade Corp.	859,258	3,549
*	Exterran Corp.	707,082	3,366
*	Flotek Industries Inc.	1,909,932	3,304
*	Geospace Technologies Corp.	384,794	3,113
	PHX Minerals Inc.	765,919	2,849
*	Battalion Oil Corp.	207,225	2,777
*,1	American Resources Corp. Class A	1,017,171	2,594
16

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	SEACOR Marine Holdings Inc.	506,645	2,234
*	Forum Energy Technologies Inc.	89,830	2,109
*	Smart Sand Inc.	618,477	2,060
*,1	Ideal Power Inc.	149,000	1,894
	Adams Resources & Energy Inc.	67,594	1,872
*	Capstone Green Energy Corp.	317,886	1,787
*,1	KLX Energy Services Holdings Inc.	186,397	1,780
*	Epsilon Energy Ltd.	353,256	1,766
*,1	iSun Inc.	149,258	1,699
*	Gulf Island Fabrication Inc.	371,790	1,680
*	Hallador Energy Co.	578,821	1,560
*	Ranger Energy Services Inc. Class A	179,415	1,435
*	Mammoth Energy Services Inc.	306,944	1,409
*	US Well Services Inc. Class A	1,272,929	1,286
*,1	ION Geophysical Corp.	614,995	1,285
*	Ramaco Resources Inc.	233,281	1,283
*	Dawson Geophysical Co.	420,259	1,097
*	PrimeEnergy Resources Corp.	21,616	1,001
*	Nine Energy Service Inc.	332,314	977
*	MIND Technology Inc.	491,592	954
*,1	New Concept Energy Inc.	154,300	941
*,1	Camber Energy Inc.	1,111,600	732
*,1	PEDEVCO Corp.	460,492	732
*	Nabors Industries Ltd. Warrants Exp. 06/11/2026	70,676	707
*	Profire Energy Inc.	598,052	676
*	Independence Contract Drilling Inc.	129,345	555
*,1	Abraxas Petroleum Corp.	140,843	455
*,1	Stabilis Solutions Inc.	43,809	436
*	NCS Multistage Holdings Inc.	5,982	182
*	Tidewater Inc. Class A Warrants Exp. 07/31/2023	8,839	11
*	Tidewater Inc. Class B Warrants Exp. 07/31/2023	9,555	9
*,1,2	Harvest Natural Resources Inc.	51,829	—
*,1	FTS International Inc. Warrants Exp. 11/19/2023	22,671	—
			36,713,262
Financials (11.13%)
*	Berkshire Hathaway Inc. Class B	48,902,808	13,591,068
	JPMorgan Chase & Co.	85,499,490	13,298,591
	Bank of America Corp.	217,832,685	8,981,242
	Wells Fargo & Co.	116,761,886	5,288,146
	Citigroup Inc.	58,384,489	4,130,703
	Morgan Stanley	42,044,618	3,855,071
	Goldman Sachs Group Inc.	9,597,373	3,642,491
	BlackRock Inc.	3,877,324	3,392,542
	Charles Schwab Corp.	43,389,239	3,159,171
	S&P Global Inc.	6,804,541	2,792,924
	PNC Financial Services Group Inc.	12,000,558	2,289,226
	US Bancorp	37,868,200	2,157,351
	CME Group Inc.	10,143,630	2,157,347
	Truist Financial Corp.	37,987,999	2,108,334
	Marsh & McLennan Cos. Inc.	14,390,095	2,024,399
	Intercontinental Exchange Inc.	15,895,325	1,886,775
	Blackstone Group Inc.	19,326,505	1,877,377
	Chubb Ltd.	10,797,386	1,716,137
	Moody's Corp.	4,495,068	1,628,878
	Progressive Corp.	16,531,024	1,623,512
	Aon plc Class A	6,055,919	1,445,911
	T. Rowe Price Group Inc.	6,408,880	1,268,766
	MSCI Inc.	2,212,297	1,179,331
	American International Group Inc.	24,246,254	1,154,122
	Prudential Financial Inc.	11,129,523	1,140,442
	Bank of New York Mellon Corp.	22,259,735	1,140,366
17

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	MetLife Inc.	18,548,511	1,110,128
	Allstate Corp.	8,433,608	1,100,080
	Travelers Cos. Inc.	7,104,349	1,063,592
	Discover Financial Services	8,614,281	1,018,983
	First Republic Bank	4,980,174	932,139
	Aflac Inc.	17,277,847	927,129
	KKR & Co. Inc.	15,616,976	925,150
*	Coinbase Global Inc. Class A	3,403,035	861,989
*	SVB Financial Group	1,532,028	852,466
	Willis Towers Watson plc	3,644,048	838,204
	Ameriprise Financial Inc.	3,275,896	815,305
	Arthur J Gallagher & Co.	5,796,931	812,034
	Fifth Third Bancorp	19,895,605	760,609
	Northern Trust Corp.	5,587,800	646,061
	Hartford Financial Services Group Inc.	10,096,442	625,677
	Huntington Bancshares Inc.	41,716,235	595,291
	Nasdaq Inc.	3,245,893	570,628
	KeyCorp	27,439,151	566,618
	State Street Corp.	6,759,785	556,195
	Citizens Financial Group Inc.	12,040,253	552,286
	Regions Financial Corp.	27,176,722	548,426
	Broadridge Financial Solutions Inc.	3,281,463	530,055
	M&T Bank Corp.	3,636,273	528,387
	Ally Financial Inc.	10,474,563	522,052
	Cincinnati Financial Corp.	4,324,630	504,338
	Principal Financial Group Inc.	7,682,446	485,454
	MarketAxess Holdings Inc.	1,019,659	472,704
*	Markel Corp.	388,650	461,215
	Raymond James Financial Inc.	3,494,297	453,909
*	Berkshire Hathaway Inc. Class A	1,051	439,950
*	Arch Capital Group Ltd.	10,831,004	421,759
	Signature Bank	1,623,851	398,899
	Equitable Holdings Inc.	12,109,138	368,723
	Apollo Global Management Inc.	5,907,760	367,463
	Brown & Brown Inc.	6,768,387	359,672
	FactSet Research Systems Inc.	1,069,709	359,005
	Cboe Global Markets Inc.	3,015,295	358,971
	Annaly Capital Management Inc.	39,495,567	350,721
	Loews Corp.	6,311,360	344,916
	Fidelity National Financial Inc.	7,757,152	337,126
	Lincoln National Corp.	5,112,174	321,249
	Invesco Ltd.	11,738,064	313,758
	LPL Financial Holdings Inc.	2,146,633	289,753
	East West Bancorp Inc.	4,010,910	287,542
	Everest Re Group Ltd.	1,132,482	285,397
	Comerica Inc.	3,946,875	281,570
	W R Berkley Corp.	3,757,246	279,652
	Ares Management Corp. Class A	4,336,301	275,745
	Franklin Resources Inc.	8,549,133	273,487
	First Horizon Corp.	15,622,841	269,963
	Assurant Inc.	1,699,285	265,394
	Carlyle Group Inc.	5,509,622	256,087
	American Financial Group Inc.	2,045,243	255,083
	AGNC Investment Corp.	14,817,959	250,275
	Globe Life Inc.	2,620,819	249,633
*	Alleghany Corp.	373,699	249,283
	Tradeweb Markets Inc. Class A	2,942,245	248,796
	Zions Bancorp NA	4,631,516	244,822
	Western Alliance Bancorp	2,620,056	243,272
*	Athene Holding Ltd. Class A	3,520,835	237,656
	SEI Investments Co.	3,631,635	225,052
18

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Commerce Bancshares Inc.	2,978,436	222,072
	Reinsurance Group of America Inc.	1,920,852	218,977
*,1	Opendoor Technologies Inc.	12,231,263	216,860
	Voya Financial Inc.	3,426,300	210,717
	RenaissanceRe Holdings Ltd.	1,403,891	208,927
	People's United Financial Inc.	12,090,937	207,239
	Old Republic International Corp.	8,182,027	203,814
	Starwood Property Trust Inc.	7,708,686	201,736
	SLM Corp.	9,132,251	191,229
	Janus Henderson Group plc	4,871,482	189,062
	First Financial Bankshares Inc.	3,825,229	187,934
	First American Financial Corp.	2,944,951	183,618
	Stifel Financial Corp.	2,824,613	183,204
	Cullen/Frost Bankers Inc.	1,619,757	181,413
	Pinnacle Financial Partners Inc.	2,043,769	180,444
	Prosperity Bancshares Inc.	2,495,472	179,175
	Jefferies Financial Group Inc.	5,238,155	179,145
	Synovus Financial Corp.	3,994,662	175,286
	Affiliated Managers Group Inc.	1,118,411	172,470
	Morningstar Inc.	668,277	171,821
	Primerica Inc.	1,116,967	171,052
	South State Corp.	2,009,917	164,331
	Popular Inc.	2,080,207	156,120
	Valley National Bancorp	11,480,679	154,186
	Interactive Brokers Group Inc. Class A	2,293,649	150,762
	Glacier Bancorp Inc.	2,702,747	148,867
	Unum Group	5,201,306	147,717
	OneMain Holdings Inc.	2,449,942	146,776
	Bank OZK	3,463,795	146,034
	CIT Group Inc.	2,799,508	144,427
	Erie Indemnity Co. Class A	718,954	139,010
	Evercore Inc. Class A	985,618	138,745
	Selective Insurance Group Inc.	1,698,828	137,860
	Webster Financial Corp.	2,556,141	136,345
	PacWest Bancorp	3,310,861	136,275
	Essent Group Ltd.	3,026,146	136,025
	Lazard Ltd. Class A	3,001,071	135,798
	Sterling Bancorp	5,465,963	135,501
	New York Community Bancorp Inc.	12,182,770	134,254
	First Citizens BancShares Inc. Class A	160,557	133,702
	United Bankshares Inc.	3,655,488	133,425
	New Residential Investment Corp.	12,416,166	131,487
*	Open Lending Corp. Class A	3,036,251	130,832
	MGIC Investment Corp.	9,578,078	130,262
	Kemper Corp.	1,735,232	128,234
	RLI Corp.	1,216,818	127,267
	Blackstone Mortgage Trust Inc. Class A	3,960,951	126,315
	Hanover Insurance Group Inc.	913,682	123,932
	Wintrust Financial Corp.	1,613,839	122,055
	Radian Group Inc.	5,402,240	120,200
	UMB Financial Corp.	1,283,057	119,401
	Houlihan Lokey Inc. Class A	1,458,026	119,252
*,1	Credit Acceptance Corp.	259,830	117,991
*	Trupanion Inc.	1,014,161	116,730
	Umpqua Holdings Corp.	6,265,341	115,596
	Community Bank System Inc.	1,512,546	114,424
	Pacific Premier Bancorp Inc.	2,688,476	113,696
	BankUnited Inc.	2,647,256	113,011
	FNB Corp.	9,093,338	112,121
*	Brighthouse Financial Inc.	2,433,738	110,832
	Hancock Whitney Corp.	2,451,993	108,967
19

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Axis Capital Holdings Ltd.	2,157,790	105,753
	First Hawaiian Inc.	3,698,487	104,815
*,1	Lemonade Inc.	953,524	104,325
	Home BancShares Inc.	4,214,821	104,022
	Kinsale Capital Group Inc.	611,245	100,715
	Chimera Investment Corp.	6,536,192	98,435
	Eastern Bankshares Inc.	4,754,044	97,791
	Moelis & Co. Class A	1,718,164	97,746
	White Mountains Insurance Group Ltd.	83,796	96,200
	Assured Guaranty Ltd.	2,025,932	96,191
	Bank of Hawaii Corp.	1,131,010	95,254
	Ameris Bancorp	1,873,903	94,876
	ServisFirst Bancshares Inc.	1,382,554	93,986
	Navient Corp.	4,824,144	93,251
*	Texas Capital Bancshares Inc.	1,438,210	91,312
	Investors Bancorp Inc.	6,332,226	90,298
	Federated Hermes Inc. Class B	2,651,865	89,925
	Artisan Partners Asset Management Inc. Class A	1,739,828	88,418
	CNO Financial Group Inc.	3,736,177	88,249
*	Enstar Group Ltd.	368,841	88,124
	Simmons First National Corp. Class A	2,926,897	85,875
	FirstCash Inc.	1,108,959	84,769
	Associated Banc-Corp	4,136,701	84,720
	Cathay General Bancorp	2,150,895	84,659
	Walker & Dunlop Inc.	801,034	83,612
*	Cannae Holdings Inc.	2,455,393	83,262
	Atlantic Union Bankshares Corp.	2,239,450	81,113
	BancorpSouth Bank	2,832,221	80,237
	Hamilton Lane Inc. Class A	879,404	80,131
	Old National Bancorp	4,490,218	79,073
	United Community Banks Inc.	2,453,827	78,547
	American Equity Investment Life Holding Co.	2,429,651	78,526
	Columbia Banking System Inc.	2,032,546	78,375
	Independent Bank Group Inc.	1,042,037	77,090
*,1	Riot Blockchain Inc.	2,020,695	76,120
	CVB Financial Corp.	3,640,510	74,958
	Virtu Financial Inc. Class A	2,709,040	74,851
[1]	Rocket Cos. Inc. Class A	3,848,996	74,478
	First Bancorp (XNYS)	6,137,676	73,161
*	Silvergate Capital Corp. Class A	644,147	72,995
	Fulton Financial Corp.	4,588,610	72,408
	Cadence Bancorp Class A	3,364,933	70,260
	International Bancshares Corp.	1,598,669	68,647
	BOK Financial Corp.	780,808	67,618
*	LendingTree Inc.	318,467	67,477
	Independent Bank Corp. (Massachusetts)	892,137	67,356
*	Axos Financial Inc.	1,428,002	66,245
*	Focus Financial Partners Inc. Class A	1,350,547	65,502
	WesBanco Inc.	1,836,571	65,437
	Washington Federal Inc.	2,048,788	65,110
	First Merchants Corp.	1,556,992	64,880
	First Midwest Bancorp Inc.	3,256,353	64,573
	Hilltop Holdings Inc.	1,749,512	63,682
	Piper Sandler Cos.	489,083	63,366
	Santander Consumer USA Holdings Inc.	1,737,388	63,102
	Flagstar Bancorp Inc.	1,491,603	63,050
	Apollo Commercial Real Estate Finance Inc.	3,946,067	62,940
	WSFS Financial Corp.	1,348,682	62,835
	Arbor Realty Trust Inc.	3,506,200	62,480
	First Financial Bancorp	2,636,185	62,293
	Renasant Corp.	1,513,139	60,526
20

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Mr Cooper Group Inc.	1,828,955	60,465
	Goosehead Insurance Inc. Class A	470,487	59,893
	Two Harbors Investment Corp.	7,826,189	59,166
	PennyMac Mortgage Investment Trust	2,791,082	58,780
	PennyMac Financial Services Inc.	944,990	58,325
	MFA Financial Inc.	12,557,543	57,639
	Towne Bank	1,873,244	56,984
	Sandy Spring Bancorp Inc.	1,286,934	56,792
	Virtus Investment Partners Inc.	204,056	56,681
*	Genworth Financial Inc. Class A	14,239,021	55,532
*	NMI Holdings Inc. Class A	2,442,945	54,917
	Cohen & Steers Inc.	663,913	54,501
*,1	Upstart Holdings Inc.	432,661	54,039
	BGC Partners Inc. Class A	9,527,156	54,019
	Live Oak Bancshares Inc.	903,676	53,317
*	Palomar Holdings Inc.	684,292	51,637
	Mercury General Corp.	791,421	51,403
	Great Western Bancorp Inc.	1,551,705	50,880
	Heartland Financial USA Inc.	1,081,939	50,840
	Banner Corp.	932,876	50,571
	Trustmark Corp.	1,631,286	50,244
	Seacoast Banking Corp. of Florida	1,458,436	49,806
*	LendingClub Corp.	2,744,392	49,756
	Eagle Bancorp Inc.	877,913	49,233
*	Triumph Bancorp Inc.	662,902	49,220
	Park National Corp.	417,753	49,053
	Argo Group International Holdings Ltd.	945,129	48,986
	New York Mortgage Trust Inc.	10,745,306	48,032
*	PRA Group Inc.	1,235,547	47,532
	Hope Bancorp Inc.	3,326,468	47,169
	First Interstate BancSystem Inc. Class A	1,126,782	47,133
	Veritex Holdings Inc.	1,320,939	46,774
	Northwest Bancshares Inc.	3,410,864	46,524
	Provident Financial Services Inc.	1,991,430	45,584
	PJT Partners Inc. Class A	615,537	43,937
	Capitol Federal Financial Inc.	3,726,571	43,899
	Meta Financial Group Inc.	866,393	43,865
	BancFirst Corp.	702,583	43,862
	Horace Mann Educators Corp.	1,160,467	43,425
	NBT Bancorp Inc.	1,181,629	42,503
	Stewart Information Services Corp.	747,068	42,351
*	Encore Capital Group Inc.	884,313	41,908
	Westamerica Bancorp	717,967	41,664
	Lakeland Financial Corp.	664,923	40,986
[1]	iStar Inc.	1,969,778	40,834
*,1	eHealth Inc.	697,818	40,753
	Brightsphere Investment Group Inc.	1,669,284	39,111
	First Commonwealth Financial Corp.	2,750,307	38,697
	Redwood Trust Inc.	3,183,500	38,425
*	SiriusPoint Ltd.	3,770,790	37,972
	FB Financial Corp.	1,009,946	37,691
	Berkshire Hills Bancorp Inc.	1,368,567	37,512
	StepStone Group Inc. Class A	1,078,514	37,101
	James River Group Holdings Ltd.	987,603	37,055
	Broadmark Realty Capital Inc.	3,483,276	36,888
	Ladder Capital Corp.	3,192,166	36,838
	First Busey Corp.	1,477,035	36,424
	Enterprise Financial Services Corp.	783,800	36,360
	ProAssurance Corp.	1,525,342	34,702
	Boston Private Financial Holdings Inc.	2,345,976	34,603
	S&T Bancorp Inc.	1,091,553	34,166
21

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Southside Bancshares Inc.	889,746	34,015
	OceanFirst Financial Corp.	1,629,481	33,958
	American National Group Inc.	227,251	33,758
*	Enova International Inc.	973,924	33,318
	Employers Holdings Inc.	771,374	33,015
	OFG Bancorp	1,484,422	32,835
	First Bancorp (XNGS)	793,028	32,443
	City Holding Co.	428,000	32,203
	Safety Insurance Group Inc.	409,861	32,084
	Brookline Bancorp Inc.	2,145,425	32,074
	AMERISAFE Inc.	536,761	32,039
	National Bank Holdings Corp. Class A	848,439	32,020
*	Bancorp Inc.	1,380,926	31,775
*	BRP Group Inc. Class A	1,190,542	31,728
[1]	Invesco Mortgage Capital Inc.	8,060,620	31,436
*	Customers Bancorp Inc.	800,037	31,193
	TFS Financial Corp.	1,532,085	31,101
	Premier Financial Corp.	1,061,930	30,169
	Dime Community Bancshares Inc.	892,156	29,994
	Stock Yards Bancorp Inc.	585,934	29,818
	Nelnet Inc. Class A	387,879	29,180
	Tompkins Financial Corp.	364,164	28,245
	Cowen Inc. Class A	675,326	27,722
	German American Bancorp Inc.	740,330	27,540
	Meridian Bancorp Inc.	1,340,718	27,431
	TriCo Bancshares	640,669	27,280
*	StoneX Group Inc.	437,190	26,524
	B. Riley Financial Inc.	348,947	26,346
	Origin Bancorp Inc.	620,171	26,332
*	Oscar Health Inc. Class A	1,209,241	25,999
	Ready Capital Corp.	1,628,912	25,851
	ConnectOne Bancorp Inc.	967,897	25,330
	Heritage Financial Corp.	1,006,483	25,182
	Kearny Financial Corp.	2,100,812	25,105
	Lakeland Bancorp Inc.	1,409,589	24,640
*,1	MetroMile Inc.	2,666,591	24,399
	Preferred Bank	379,153	23,989
	KKR Real Estate Finance Trust Inc.	1,104,591	23,892
	HomeStreet Inc.	578,950	23,586
	Federal Agricultural Mortgage Corp. Class C	235,998	23,340
	First Foundation Inc.	1,036,739	23,337
	Granite Point Mortgage Trust Inc.	1,581,444	23,326
	Bryn Mawr Bank Corp.	541,452	22,844
*	Blucora Inc.	1,312,273	22,715
	Washington Trust Bancorp Inc.	441,110	22,651
	WisdomTree Investments Inc.	3,622,002	22,456
	TPG RE Finance Trust Inc.	1,667,627	22,430
	BrightSpire Capital Inc.	2,338,486	21,982
	Ellington Financial Inc.	1,136,749	21,769
	Univest Financial Corp.	823,311	21,711
	First Bancshares Inc.	578,990	21,672
	Banc of California Inc.	1,234,952	21,661
*	Columbia Financial Inc.	1,240,810	21,367
	ARMOUR Residential REIT Inc.	1,868,735	21,341
*,1	Root Inc. Class A	1,961,411	21,222
*	Ambac Financial Group Inc.	1,316,393	20,615
	Northfield Bancorp Inc.	1,251,571	20,526
*	World Acceptance Corp.	127,584	20,444
	Allegiance Bancshares Inc.	528,965	20,333
	Central Pacific Financial Corp.	777,675	20,266
*	MoneyGram International Inc.	1,993,880	20,098
22

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
[1]	UWM Holdings Corp.	2,374,253	20,062
*	Watford Holdings Ltd.	568,980	19,909
*,1	Romeo Power Inc.	2,425,974	19,747
	HarborOne Bancorp Inc.	1,365,769	19,585
	National Western Life Group Inc. Class A	86,919	19,504
	QCR Holdings Inc.	402,082	19,336
*	GoHealth Inc. Class A	1,706,845	19,134
	Horizon Bancorp Inc.	1,081,443	18,850
	Camden National Corp.	390,388	18,645
	Great Southern Bancorp Inc.	343,100	18,493
[1]	HCI Group Inc.	182,986	18,194
	United Fire Group Inc.	655,785	18,185
	First Mid Bancshares Inc.	446,174	18,075
	TrustCo Bank Corp.	524,779	18,042
	Heritage Commerce Corp.	1,595,982	17,763
	Community Trust Bancorp Inc.	435,777	17,597
	Merchants Bancorp	447,530	17,561
*	CrossFirst Bankshares Inc.	1,249,085	17,175
	Hanmi Financial Corp.	884,660	16,862
	Flushing Financial Corp.	781,396	16,745
	Diamond Hill Investment Group Inc.	98,938	16,553
	Capstead Mortgage Corp.	2,668,879	16,387
*	Nicolet Bankshares Inc.	232,189	16,332
	Altabancorp	369,940	16,022
	Midland States Bancorp Inc.	595,655	15,648
	Republic Bancorp Inc. Class A	338,191	15,601
	Cambridge Bancorp	187,606	15,569
*	TriState Capital Holdings Inc.	755,438	15,403
	Dynex Capital Inc.	816,917	15,244
	Peoples Bancorp Inc.	509,181	15,082
	Peapack-Gladstone Financial Corp.	476,295	14,798
	Arrow Financial Corp.	410,156	14,745
*	MBIA Inc.	1,321,611	14,538
	CBTX Inc.	522,900	14,280
	Bank First Corp.	200,654	14,000
	First Financial Corp.	340,863	13,914
*	Atlantic Capital Bancshares Inc.	541,808	13,794
	Hingham Institution For Savings	47,077	13,676
	Byline Bancorp Inc.	603,384	13,655
[1]	Orchid Island Capital Inc.	2,628,471	13,642
	Victory Capital Holdings Inc. Class A	420,918	13,591
*	AssetMark Financial Holdings Inc.	533,215	13,362
	Independent Bank Corp. (Michigan)	593,507	12,885
	Oppenheimer Holdings Inc. Class A	250,998	12,761
*	Oportun Financial Corp.	636,191	12,743
*	Amerant Bancorp Inc. Class A	594,667	12,714
	Sculptor Capital Management Inc. Class A	514,825	12,660
	Financial Institutions Inc.	420,841	12,625
	Mercantile Bank Corp.	417,540	12,610
	Business First Bancshares Inc.	548,608	12,591
	First Community Bankshares Inc.	418,922	12,505
	First of Long Island Corp.	588,218	12,488
	Waterstone Financial Inc.	632,968	12,444
*	AMMO Inc.	1,260,156	12,337
*	Metropolitan Bank Holding Corp.	203,763	12,271
	1st Source Corp.	262,108	12,178
*	Southern First Bancshares Inc.	236,770	12,113
	Bar Harbor Bankshares	411,827	11,787
	Reliant Bancorp Inc.	423,562	11,745
	Universal Insurance Holdings Inc.	839,795	11,656
	MidWestOne Financial Group Inc.	402,337	11,575
23

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Equity Bancshares Inc. Class A	373,600	11,391
	HomeTrust Bancshares Inc.	399,852	11,156
	MVB Financial Corp.	260,932	11,131
	Regional Management Corp.	232,857	10,837
	West Bancorp Inc.	387,779	10,761
	Bank of Marin Bancorp	332,138	10,595
	RBB Bancorp	434,782	10,530
	Farmers National Banc Corp.	673,492	10,446
	Primis Financial Corp.	682,619	10,417
[1]	GCM Grosvenor Inc. Class A	996,143	10,380
	Alerus Financial Corp.	348,449	10,109
	Capstar Financial Holdings Inc.	488,248	10,009
	First Bancorp Inc.	338,506	9,969
	Old Second Bancorp Inc.	797,417	9,888
*	Bridgewater Bancshares Inc.	610,421	9,858
	CNB Financial Corp.	422,728	9,647
	SmartFinancial Inc.	397,298	9,539
	Civista Bancshares Inc.	430,004	9,503
	Home Bancorp Inc.	248,975	9,488
	Citizens & Northern Corp.	386,437	9,468
	Southern Missouri Bancorp Inc.	208,303	9,365
*	Carter Bankshares Inc.	741,955	9,282
	American National Bankshares Inc.	296,565	9,220
	Sierra Bancorp	346,699	8,824
	Curo Group Holdings Corp.	516,829	8,786
*	EZCORP Inc. Class A	1,439,531	8,680
	First Choice Bancorp	284,120	8,651
	Metrocity Bankshares Inc.	488,870	8,560
	Spirit of Texas Bancshares Inc.	371,242	8,479
	Guaranty Bancshares Inc.	248,805	8,477
	State Auto Financial Corp.	494,882	8,472
	Century Bancorp Inc. Class A	73,090	8,332
	First Internet Bancorp	263,092	8,151
	Investors Title Co.	45,994	8,032
*	Greenlight Capital Re Ltd. Class A	877,253	8,009
	PCSB Financial Corp.	438,806	7,973
*	Trean Insurance Group Inc.	521,868	7,870
	FS Bancorp Inc.	110,310	7,862
	Great Ajax Corp.	604,493	7,846
	Peoples Financial Services Corp.	179,123	7,631
	Enterprise Bancorp Inc.	231,586	7,584
	Provident Bancorp Inc.	460,030	7,503
*,1	Citizens Inc. Class A	1,398,360	7,397
	Capital City Bank Group Inc.	283,929	7,323
	Summit Financial Group Inc.	332,686	7,322
	Mid Penn Bancorp Inc.	264,292	7,255
[1]	Blue Ridge Bankshares Inc.	413,800	7,250
	Red River Bancshares Inc.	141,735	7,159
	Donegal Group Inc. Class A	487,738	7,106
*	Coastal Financial Corp.	248,551	7,099
	Bank of Commerce Holdings	467,689	7,025
	Amalgamated Financial Corp.	447,207	6,990
	Northrim Bancorp Inc.	159,069	6,800
*,1	Five Star Bancorp	280,800	6,781
	South Plains Financial Inc.	292,194	6,758
*	Select Bancorp Inc.	417,831	6,735
	Investar Holding Corp.	291,592	6,675
*	Howard Bancorp Inc.	413,064	6,663
	Community Bankers Trust Corp.	586,264	6,648
	Macatawa Bank Corp.	745,583	6,524
	First Bank	476,401	6,450
24

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	ACNB Corp.	229,974	6,419
	Orrstown Financial Services Inc.	275,459	6,355
	Central Valley Community Bancorp	312,875	6,304
[1]	Farmers & Merchants Bancorp Inc.	285,938	6,239
*	Ocwen Financial Corp.	200,871	6,223
*	Maiden Holdings Ltd.	1,832,424	6,175
	First Business Financial Services Inc.	227,883	6,169
*	Professional Holding Corp. Class A	342,166	6,166
	Marlin Business Services Corp.	270,575	6,158
*	Amerant Bancorp Inc. Class B	314,585	6,147
	Crawford & Co. Class B	708,040	6,089
	National Bankshares Inc.	173,462	6,073
	Northeast Bank	203,174	6,069
*	BayCom Corp.	335,909	6,030
	PCB Bancorp	374,379	6,028
	Heritage Insurance Holdings Inc.	698,405	5,992
	Territorial Bancorp Inc.	225,514	5,857
	Timberland Bancorp Inc.	208,251	5,856
	Greenhill & Co. Inc.	373,820	5,817
	Independence Holding Co.	125,307	5,804
	BCB Bancorp Inc.	429,957	5,783
[1]	Fidelity D&D Bancorp Inc.	106,859	5,781
	Codorus Valley Bancorp Inc.	287,534	5,762
	Richmond Mutual Bancorp Inc.	382,726	5,703
	Parke Bancorp Inc.	290,652	5,685
	1st Constitution Bancorp	269,567	5,577
	LCNB Corp.	335,090	5,485
	Bankwell Financial Group Inc.	197,559	5,461
	AG Mortgage Investment Trust Inc.	1,278,175	5,458
	Ames National Corp.	221,412	5,427
[1]	Community Financial Corp.	155,124	5,352
*	Capital Bancorp Inc.	257,446	5,265
*	FVCBankcorp Inc.	304,945	5,263
*	Medallion Financial Corp.	588,403	5,213
	AFC Gamma Inc.	250,200	5,167
*	MainStreet Bancshares Inc.	228,238	5,154
	Bank of Princeton	179,731	5,153
	Norwood Financial Corp.	196,843	5,118
[1]	Western Asset Mortgage Capital Corp.	1,574,051	5,116
	Meridian Corp.	194,533	5,107
	Tiptree Inc. Class A	546,052	5,078
	C&F Financial Corp.	99,153	5,057
	Premier Financial Bancorp Inc.	299,301	5,043
[1]	Cherry Hill Mortgage Investment Corp.	509,709	5,026
	Silvercrest Asset Management Group Inc. Class A	333,116	5,010
*	Republic First Bancorp Inc.	1,249,187	4,984
	Shore Bancshares Inc.	286,372	4,797
	Pzena Investment Management Inc. Class A	433,970	4,778
	Mackinac Financial Corp.	241,433	4,771
	Unity Bancorp Inc.	215,899	4,761
	Virginia National Bankshares Corp.	121,034	4,707
	Evans Bancorp Inc.	126,204	4,682
	ESSA Bancorp Inc.	285,040	4,672
	Riverview Bancorp Inc.	657,721	4,663
	ChoiceOne Financial Services Inc.	192,309	4,658
*	NI Holdings Inc.	242,390	4,608
*	Pioneer Bancorp Inc.	382,362	4,596
*,1	Safeguard Scientifics Inc.	588,207	4,565
	OP Bancorp	449,912	4,526
	HBT Financial Inc.	254,362	4,428
	Western New England Bancorp Inc.	540,879	4,408
25

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Ellington Residential Mortgage REIT	372,586	4,385
	Penns Woods Bancorp Inc.	183,006	4,359
	Chemung Financial Corp.	98,066	4,345
	Westwood Holdings Group Inc.	197,330	4,294
*	First Western Financial Inc.	163,293	4,228
*	Pacific Mercantile Bancorp	490,923	4,222
*,1	Finance of America Cos. Inc. Class A	553,000	4,219
*	Arlington Asset Investment Corp. Class A	1,037,040	4,210
*	Esquire Financial Holdings Inc.	175,811	4,167
[1]	First Capital Inc.	95,479	4,140
*,1	BM Technologies Inc. (XASE)	331,572	4,125
[1]	County Bancorp Inc.	120,768	4,101
*	Malvern Bancorp Inc.	219,520	4,059
*	Manning & Napier Inc. Class A	514,098	4,046
[1]	First Savings Financial Group Inc.	55,035	4,026
*,1	MMA Capital Holdings Inc.	145,485	3,951
*	ACRES Commercial Realty Corp.	245,145	3,937
[1]	Plumas Bancorp	119,696	3,834
	Level One Bancorp Inc.	139,799	3,817
	Severn Bancorp Inc.	319,317	3,800
	First Community Corp.	186,000	3,757
	Franklin Financial Services Corp.	116,984	3,736
[1]	Eagle Bancorp Montana Inc.	161,868	3,723
	First Northwest Bancorp	208,878	3,666
	Citizens Community Bancorp Inc.	260,400	3,562
	BankFinancial Corp.	307,906	3,522
*	California Bancorp	187,796	3,512
	Luther Burbank Corp.	291,861	3,461
	United Insurance Holdings Corp.	604,893	3,448
	First Financial Northwest Inc.	224,248	3,397
[1]	Hawthorn Bancshares Inc.	147,702	3,387
[1]	FNCB Bancorp Inc.	465,227	3,382
	Middlefield Banc Corp.	142,329	3,359
[1]	First United Corp.	188,019	3,277
*	ProSight Global Inc.	252,607	3,223
[1]	Federal Agricultural Mortgage Corp. Class A	35,555	3,218
	American River Bankshares	177,291	3,209
	GAMCO Investors Inc. Class A	128,065	3,207
	Lument Finance Trust Inc.	736,326	3,100
	Provident Financial Holdings Inc.	178,766	3,087
[1]	CB Financial Services Inc.	132,764	2,941
	Sachem Capital Corp.	548,216	2,933
	Peoples Bancorp of North Carolina Inc.	113,094	2,918
	Union Bankshares Inc.	80,084	2,899
*	Elevate Credit Inc.	793,069	2,831
*	Velocity Financial Inc.	225,230	2,813
	Salisbury Bancorp Inc.	55,018	2,795
	Nexpoint Real Estate Finance Inc.	131,900	2,755
	First Guaranty Bancshares Inc.	140,910	2,745
	Summit State Bank	173,210	2,692
	Prudential Bancorp Inc.	193,946	2,686
*	PDL Community Bancorp	195,093	2,665
	SB Financial Group Inc.	143,155	2,648
[1]	Guild Holdings Co. Class A	171,100	2,625
	United Security Bancshares	319,796	2,613
[1]	Oak Valley Bancorp	141,641	2,574
[1]	US Global Investors Inc. Class A	413,367	2,559
*	Heritage Global Inc.	1,009,805	2,555
[1]	Greene County Bancorp Inc.	88,514	2,489
[1]	Partners Bancorp	304,800	2,451
*	Broadway Financial Corp.	895,957	2,410
26

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Colony Bankcorp Inc.	132,080	2,359
	Old Point Financial Corp.	94,607	2,295
*	Hallmark Financial Services Inc.	505,915	2,251
	Landmark Bancorp Inc.	82,143	2,219
[1]	Ohio Valley Banc Corp.	88,132	2,155
	Bank7 Corp.	122,833	2,119
[1]	Auburn National Bancorp Inc.	59,198	2,099
*	Angel Oak Mortgage Inc.	115,072	2,056
*	SWK Holdings Corp.	116,511	2,045
*	Consumer Portfolio Services Inc.	444,873	2,002
	Manhattan Bridge Capital Inc.	253,464	1,980
	Associated Capital Group Inc. Class A	48,851	1,898
	FedNat Holding Co.	438,682	1,821
*	Nicholas Financial Inc.	160,566	1,802
	Citizens Holding Co.	96,321	1,778
	Cortland Bancorp	66,087	1,768
*	Randolph Bancorp Inc.	84,255	1,745
*	Sterling Bancorp Inc.	370,328	1,685
*,1	Digital Media Solutions Inc.	173,619	1,681
*	Riverview Financial Corp.	146,658	1,676
*	Security National Financial Corp. Class A	188,168	1,646
	Kingstone Cos. Inc.	202,133	1,577
*	Great Elm Group Inc.	699,700	1,567
	Sound Financial Bancorp Inc.	32,847	1,424
	CF Bankshares Inc.	72,855	1,388
*	Kingsway Financial Services Inc.	276,783	1,384
*,4	BM Technologies Inc. (Acquired 12/17/20, Cost $1,765)	123,018	1,377
	AmeriServ Financial Inc.	345,032	1,356
	Bank of South Carolina Corp.	62,409	1,279
	Hennessy Advisors Inc.	136,122	1,269
	First National Corp.	63,040	1,266
[1]	loanDepot Inc. Class A	92,379	1,187
*	Bogota Financial Corp.	116,190	1,183
*,1	Limestone Bancorp Inc.	63,947	1,064
*	Rhinebeck Bancorp Inc.	95,526	1,041
	Crawford & Co. Class A	112,893	1,024
	Tremont Mortgage Trust	164,781	1,000
	CBM Bancorp Inc.	66,233	995
*	Ashford Inc.	38,757	881
*,1	Carver Bancorp Inc.	85,276	873
	William Penn Bancorp	72,473	862
	First US Bancshares Inc.	76,445	823
*	Midwest Holding Inc.	20,800	814
	Emclaire Financial Corp.	27,204	791
	IF Bancorp Inc.	32,786	754
	Elmira Savings Bank	52,075	745
	Community West Bancshares	50,802	665
*	HV Bancorp Inc.	26,133	574
	United Bancshares Inc.	15,866	571
*	FFBW Inc.	46,247	527
*	Impac Mortgage Holdings Inc.	244,016	517
*	Affinity Bancshares Inc.	35,089	451
*	HMN Financial Inc.	18,497	394
	Lake Shore Bancorp Inc.	25,642	394
*	Patriot National Bancorp Inc.	41,342	378
*	FG Financial Group Inc.	34,257	317
*	Altisource Asset Management Corp.	15,364	295
	Mid-Southern Bancorp Inc.	18,226	291
*,1,2	Contran Corp. CVR	204,224	196
	Atlantic American Corp.	36,081	156
	Value Line Inc.	4,739	147
27

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
[1]	Oconee Federal Financial Corp.	5,788	135
*	Village Bank & Trust Financial Corp.	782	38
*	1895 Bancorp of Wisconsin Inc.	2,333	35
*,1	Medley Management Inc. Class A	3,709	23
	Generations Bancorp NY Inc.	1,125	11
	Kentucky First Federal Bancorp	1,245	9
	Pathfinder Bancorp Inc.	200	3
*,2	Frontier Financial Corp.	1	—
			139,970,303
Health Care (13.01%)
	Johnson & Johnson	74,381,224	12,253,563
	UnitedHealth Group Inc.	26,655,275	10,673,838
	Pfizer Inc.	158,110,199	6,191,595
	Abbott Laboratories	50,188,451	5,818,347
	AbbVie Inc.	49,888,652	5,619,458
	Thermo Fisher Scientific Inc.	11,101,575	5,600,412
	Eli Lilly & Co.	24,380,353	5,595,779
	Merck & Co. Inc.	71,521,061	5,562,193
	Danaher Corp.	18,132,976	4,866,165
	Medtronic plc	38,075,061	4,726,257
	Bristol-Myers Squibb Co.	63,069,662	4,214,315
	Amgen Inc.	16,228,764	3,955,761
*	Intuitive Surgical Inc.	3,344,881	3,076,086
	Anthem Inc.	6,916,039	2,640,544
	Zoetis Inc. Class A	13,410,996	2,499,273
	Gilead Sciences Inc.	35,425,710	2,439,414
	Stryker Corp.	9,045,040	2,349,268
	Cigna Corp.	9,693,263	2,297,982
*	Moderna Inc.	9,639,876	2,265,178
	Becton Dickinson & Co.	8,214,979	1,997,801
*	Illumina Inc.	4,124,205	1,951,615
*	Edwards Lifesciences Corp.	17,559,592	1,818,647
*	Boston Scientific Corp.	40,137,129	1,716,264
	Humana Inc.	3,644,752	1,613,605
	HCA Healthcare Inc.	7,614,845	1,574,293
*	Regeneron Pharmaceuticals Inc.	2,809,686	1,569,322
*	IDEXX Laboratories Inc.	2,409,189	1,521,523
*	Vertex Pharmaceuticals Inc.	7,312,707	1,474,461
*	Biogen Inc.	4,252,843	1,472,632
*	IQVIA Holdings Inc.	5,413,519	1,311,804
*	Align Technology Inc.	2,122,434	1,296,807
	Agilent Technologies Inc.	8,643,165	1,277,546
*	Veeva Systems Inc. Class A	3,896,078	1,211,485
*	Centene Corp.	16,463,269	1,200,666
*	Dexcom Inc.	2,732,038	1,166,580
*	Alexion Pharmaceuticals Inc.	6,235,688	1,145,558
	Baxter International Inc.	14,204,672	1,143,476
	ResMed Inc.	4,111,139	1,013,478
	Zimmer Biomet Holdings Inc.	5,889,095	947,084
*	Laboratory Corp. of America Holdings	2,759,198	761,125
	West Pharmaceutical Services Inc.	2,086,140	749,133
	Cerner Corp.	8,518,351	665,794
*	Teladoc Health Inc.	3,926,887	653,002
*	Seagen Inc.	3,845,900	607,191
*	Exact Sciences Corp.	4,844,118	602,172
*	Horizon Therapeutics plc	6,351,224	594,729
*	Alnylam Pharmaceuticals Inc.	3,321,618	563,081
	STERIS plc	2,675,018	551,856
*	Novocure Ltd.	2,483,217	550,827
	Cooper Cos. Inc.	1,388,700	550,300
	Teleflex Inc.	1,320,269	530,471
28

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	1,419,802	525,213
*	Catalent Inc.	4,813,357	520,420
*	Insulet Corp.	1,872,593	514,045
*	Avantor Inc.	13,984,592	496,593
	Bio-Techne Corp.	1,098,861	494,773
	PerkinElmer Inc.	3,167,283	489,060
	Viatris Inc.	34,145,120	487,934
	Quest Diagnostics Inc.	3,691,381	487,152
*	Hologic Inc.	7,240,066	483,057
	Cardinal Health Inc.	8,196,872	467,959
*	Elanco Animal Health Inc.	13,363,713	463,587
*	Incyte Corp.	5,281,692	444,349
*,1	Novavax Inc.	2,092,661	444,293
*	10X Genomics Inc. Class A	2,216,836	434,101
*	BioMarin Pharmaceutical Inc.	5,162,842	430,788
*	Molina Healthcare Inc.	1,649,850	417,511
*	ABIOMED Inc.	1,279,848	399,453
	DENTSPLY SIRONA Inc.	6,167,580	390,161
*	Bio-Rad Laboratories Inc. Class A	592,811	381,942
	Royalty Pharma plc Class A	8,863,714	363,324
*	Masimo Corp.	1,398,499	339,066
*	Guardant Health Inc.	2,711,594	336,753
	Universal Health Services Inc. Class B	2,093,266	306,517
*	Intellia Therapeutics Inc.	1,837,897	297,574
*	Henry Schein Inc.	3,976,259	294,999
*	Repligen Corp.	1,474,582	294,356
*	Jazz Pharmaceuticals plc	1,624,391	288,557
*	Penumbra Inc.	979,651	268,483
*	Syneos Health Inc.	2,934,168	262,579
*	Neurocrine Biosciences Inc.	2,672,448	260,083
*	Natera Inc.	2,233,278	253,544
*	DaVita Inc.	1,951,317	234,997
*	Arrowhead Pharmaceuticals Inc.	2,794,965	231,479
*,1	Bridgebio Pharma Inc.	3,792,805	231,209
*	United Therapeutics Corp.	1,266,324	227,191
*	Amedisys Inc.	920,962	225,571
	Encompass Health Corp.	2,814,211	219,593
*	Organon & Co.	7,154,694	216,501
	Chemed Corp.	451,013	214,006
	Hill-Rom Holdings Inc.	1,878,626	213,393
	Bruker Corp.	2,783,306	211,476
*	Mirati Therapeutics Inc.	1,306,036	210,964
*	STAAR Surgical Co.	1,328,187	202,549
*	Tenet Healthcare Corp.	3,018,375	202,201
*	Oak Street Health Inc.	3,403,472	199,341
*	Envista Holdings Corp.	4,544,559	196,370
*	Fate Therapeutics Inc.	2,259,138	196,071
*	Acceleron Pharma Inc.	1,544,048	193,763
*	HealthEquity Inc.	2,352,476	189,327
*	Pacific Biosciences of California Inc.	5,321,239	186,084
*	Omnicell Inc.	1,216,722	184,273
*	Halozyme Therapeutics Inc.	4,011,940	182,182
*,1	Invitae Corp.	5,361,705	180,850
*	Denali Therapeutics Inc.	2,226,847	174,674
	Perrigo Co. plc	3,776,587	173,157
*	LHC Group Inc.	851,265	170,474
*	Globus Medical Inc. Class A	2,193,345	170,050
*	Shockwave Medical Inc.	888,844	168,640
*	Sarepta Therapeutics Inc.	2,141,606	166,488
*	Twist Bioscience Corp.	1,242,223	165,526
*	Ultragenyx Pharmaceutical Inc.	1,720,384	164,039
29

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Tandem Diabetes Care Inc.	1,680,502	163,681
*	Exelixis Inc.	8,859,039	161,412
*	PPD Inc.	3,473,130	160,077
*	Acadia Healthcare Co. Inc.	2,539,738	159,369
*	Nevro Corp.	934,189	154,879
*	Ionis Pharmaceuticals Inc.	3,787,718	151,092
*	Blueprint Medicines Corp.	1,650,431	145,172
*	Medpace Holdings Inc.	812,303	143,477
*	NeoGenomics Inc.	3,174,870	143,409
*	Inspire Medical Systems Inc.	730,804	141,235
*	TG Therapeutics Inc.	3,591,225	139,304
*	Integra LifeSciences Holdings Corp.	2,036,402	138,964
*	Neogen Corp.	3,018,060	138,951
*	Adaptive Biotechnologies Corp.	3,380,715	138,136
*,1	Beam Therapeutics Inc.	1,060,151	136,452
*	CareDx Inc.	1,468,725	134,418
*	Quidel Corp.	1,023,474	131,127
	Select Medical Holdings Corp.	3,031,374	128,106
	Ensign Group Inc.	1,475,334	127,867
*	Arena Pharmaceuticals Inc.	1,714,044	116,898
*	ICU Medical Inc.	564,203	116,113
*	Apellis Pharmaceuticals Inc.	1,821,214	115,101
	Premier Inc. Class A	3,290,317	114,470
	CONMED Corp.	825,626	113,466
*	Alkermes plc	4,531,626	111,115
*	Privia Health Group Inc.	2,482,631	110,154
*,1	Editas Medicine Inc. Class A	1,917,942	108,632
*	Maravai LifeSciences Holdings Inc. Class A	2,582,621	107,773
*	Reata Pharmaceuticals Inc. Class A	753,977	106,710
*	Glaukos Corp.	1,238,170	105,034
*	NuVasive Inc.	1,457,177	98,767
*	AtriCure Inc.	1,222,914	97,014
*	Merit Medical Systems Inc.	1,497,419	96,823
*	Haemonetics Corp.	1,447,143	96,438
*	Agios Pharmaceuticals Inc.	1,742,785	96,045
*	Progyny Inc.	1,623,400	95,781
*	Iovance Biotherapeutics Inc.	3,675,162	95,628
*	Insmed Inc.	3,231,894	91,980
*	Allakos Inc.	1,056,737	90,214
*,1	Multiplan Corp.	9,420,775	89,686
*	1Life Healthcare Inc.	2,712,307	89,669
*	Integer Holdings Corp.	934,844	88,062
*	Nektar Therapeutics	5,130,208	88,034
*,1	Cassava Sciences Inc.	1,017,765	86,958
*	Vir Biotechnology Inc.	1,836,296	86,820
*	Emergent BioSolutions Inc.	1,370,512	86,329
	Owens & Minor Inc.	2,016,062	85,340
*	Arvinas Inc.	1,106,241	85,181
*	Sage Therapeutics Inc.	1,494,140	84,882
*	Intra-Cellular Therapies Inc.	2,077,547	84,805
*	PTC Therapeutics Inc.	1,983,353	83,836
*	ACADIA Pharmaceuticals Inc.	3,396,528	82,841
*	NanoString Technologies Inc.	1,275,314	82,628
*	R1 RCM Inc.	3,696,386	82,208
*	Turning Point Therapeutics Inc.	1,038,509	81,024
*	Kodiak Sciences Inc.	869,010	80,818
*,1	BioCryst Pharmaceuticals Inc.	5,040,027	79,683
*	Inari Medical Inc.	840,789	78,429
*	Veracyte Inc.	1,908,890	76,317
*	Pacira BioSciences Inc.	1,239,565	75,217
*,1	Sorrento Therapeutics Inc.	7,712,450	74,734
30

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Patterson Cos. Inc.	2,451,614	74,505
*	Prestige Consumer Healthcare Inc.	1,410,029	73,462
*	Dicerna Pharmaceuticals Inc.	1,954,418	72,939
*	Amicus Therapeutics Inc.	7,478,438	72,092
*	Accolade Inc.	1,318,070	71,584
*	Karuna Therapeutics Inc.	626,172	71,377
*	Inovalon Holdings Inc. Class A	2,081,472	70,937
*	MEDNAX Inc.	2,324,610	70,087
*	Phreesia Inc.	1,133,015	69,454
*	Vericel Corp.	1,304,455	68,484
*	SpringWorks Therapeutics Inc.	829,840	68,387
*	Sotera Health Co.	2,779,259	67,341
*	Option Care Health Inc.	3,068,110	67,100
	Healthcare Services Group Inc.	2,122,063	66,994
*	agilon health Inc.	1,646,843	66,812
*	Corcept Therapeutics Inc.	2,969,220	65,323
*,1	Heska Corp.	279,339	64,173
*	Myriad Genetics Inc.	2,065,977	63,178
*	Apollo Medical Holdings Inc.	1,005,116	63,131
*	FibroGen Inc.	2,355,422	62,725
*	Magellan Health Inc.	659,714	62,145
*	Surgery Partners Inc.	929,543	61,926
*	Global Blood Therapeutics Inc.	1,765,156	61,816
*	Bluebird Bio Inc.	1,919,064	61,372
*	Outset Medical Inc.	1,226,452	61,298
*	Axonics Inc.	963,767	61,112
*	ModivCare Inc.	357,957	60,878
*,1	GoodRx Holdings Inc. Class A	1,667,236	60,037
*,1	American Well Corp. Class A	4,715,346	59,319
*,1	Health Catalyst Inc.	1,064,331	59,081
*	Ligand Pharmaceuticals Inc.	449,427	58,960
*	Berkeley Lights Inc.	1,315,585	58,951
*,1	Bionano Genomics Inc.	7,872,672	57,707
*	Xencor Inc.	1,663,879	57,387
*,1	Butterfly Network Inc.	3,949,126	57,183
*	Revance Therapeutics Inc.	1,925,324	57,067
*	Rocket Pharmaceuticals Inc.	1,250,668	55,392
*	AdaptHealth Corp. Class A	2,013,530	55,191
*	Community Health Systems Inc.	3,547,563	54,774
*,1	Inovio Pharmaceuticals Inc.	5,889,031	54,591
*	Protagonist Therapeutics Inc.	1,203,421	54,010
*	Axsome Therapeutics Inc.	795,323	53,652
*	REVOLUTION Medicines Inc.	1,657,702	52,615
*	Translate Bio Inc.	1,909,243	52,581
*	Relay Therapeutics Inc.	1,430,458	52,340
*	Allogene Therapeutics Inc.	1,994,602	52,019
*	iRhythm Technologies Inc.	783,989	52,018
*	Quanterix Corp.	868,025	50,918
*	Ironwood Pharmaceuticals Inc. Class A	3,917,040	50,412
*	Lantheus Holdings Inc.	1,816,460	50,207
*	Zentalis Pharmaceuticals Inc.	940,701	50,045
*	Avanos Medical Inc.	1,365,330	49,657
*	Ortho Clinical Diagnostics Holdings plc	2,307,800	49,410
*,1	Fulgent Genetics Inc.	532,245	49,089
	Luminex Corp.	1,267,273	46,636
*	Cardiovascular Systems Inc.	1,093,353	46,631
*	Evolent Health Inc. Class A	2,182,750	46,100
*	BioLife Solutions Inc.	1,022,938	45,531
*,1	Ocugen Inc.	5,595,906	44,935
*	Heron Therapeutics Inc.	2,873,367	44,595
*	Castle Biosciences Inc.	600,074	44,003
31

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Supernus Pharmaceuticals Inc.	1,428,152	43,973
*	Avid Bioservices Inc.	1,697,181	43,533
*	Seres Therapeutics Inc.	1,816,072	43,313
*	MacroGenics Inc.	1,606,133	43,141
*,1	Anavex Life Sciences Corp.	1,879,446	42,964
*	RadNet Inc.	1,266,159	42,657
*,1	OPKO Health Inc.	10,453,739	42,338
*	Deciphera Pharmaceuticals Inc.	1,147,812	42,021
*,1	Clover Health Investments Corp.	3,150,771	41,968
*	Silk Road Medical Inc.	872,010	41,734
	US Physical Therapy Inc.	359,989	41,712
*	Brookdale Senior Living Inc.	5,218,038	41,222
*	Inogen Inc.	627,275	40,880
*	REGENXBIO Inc.	1,035,378	40,224
*	Addus HomeCare Corp.	452,292	39,458
*	Arcus Biosciences Inc.	1,412,740	38,794
*	Codexis Inc.	1,703,092	38,592
*	Sangamo Therapeutics Inc.	3,210,151	38,425
*	Doximity Inc. Class A	658,234	38,309
*	Cytokinetics Inc.	1,928,074	38,157
*	Kura Oncology Inc.	1,785,812	37,234
*,1	Celldex Therapeutics Inc.	1,109,479	37,101
*,1	Nuvation Bio Inc.	3,984,725	37,098
*	ImmunoGen Inc.	5,625,204	37,070
*	CorVel Corp.	271,631	36,480
*,1	MannKind Corp.	6,620,993	36,084
*	C4 Therapeutics Inc.	947,234	35,843
*,1	Atea Pharmaceuticals Inc.	1,633,672	35,091
*	Atara Biotherapeutics Inc.	2,220,197	34,524
*	Kymera Therapeutics Inc.	698,324	33,869
*,1	Hims & Hers Health Inc.	3,104,383	33,807
*,1	Recursion Pharmaceuticals Inc. Class A	893,207	32,602
*,1	Senseonics Holdings Inc.	8,458,671	32,481
*	Vanda Pharmaceuticals Inc.	1,490,802	32,067
*	Morphic Holding Inc.	558,099	32,029
*	Madrigal Pharmaceuticals Inc.	327,153	31,868
*	Joint Corp.	376,614	31,605
*	Tabula Rasa HealthCare Inc.	629,972	31,499
*	Rubius Therapeutics Inc.	1,272,958	31,073
*	Y-mAbs Therapeutics Inc.	914,547	30,912
*	Tivity Health Inc.	1,174,158	30,892
*	Alector Inc.	1,469,150	30,602
*	Certara Inc.	1,077,630	30,529
*	Replimune Group Inc.	792,294	30,440
	LeMaitre Vascular Inc.	491,320	29,980
*	Krystal Biotech Inc.	438,975	29,850
*	LifeStance Health Group Inc.	1,055,674	29,411
*	Endo International plc	6,279,295	29,387
*	CryoLife Inc.	1,034,632	29,384
*	Pennant Group Inc.	715,714	29,273
*	Agenus Inc.	5,324,007	29,229
*	Varex Imaging Corp.	1,086,463	29,139
*	Ocular Therapeutix Inc.	2,023,884	28,699
*	Dynavax Technologies Corp.	2,906,666	28,631
*,1	Cortexyme Inc.	540,079	28,624
*	Aclaris Therapeutics Inc.	1,598,004	28,061
*	Generation Bio Co.	1,037,084	27,898
*	ALX Oncology Holdings Inc.	509,836	27,878
*	Coherus Biosciences Inc.	2,013,139	27,842
*	Zogenix Inc.	1,601,353	27,671
*	PetIQ Inc. Class A	716,823	27,669
32

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Tactile Systems Technology Inc.	529,389	27,528
*	AngioDynamics Inc.	1,014,509	27,524
*,1	Applied Molecular Transport Inc.	600,595	27,471
*,1	SmileDirectClub Inc. Class A	3,161,491	27,442
*	Constellation Pharmaceuticals Inc.	809,642	27,366
*,1	Cerevel Therapeutics Holdings Inc.	1,064,899	27,283
*	Cerus Corp.	4,610,533	27,248
*,1	DermTech Inc.	653,197	27,153
*	Meridian Bioscience Inc.	1,217,883	27,013
*	Pulmonx Corp.	611,867	26,996
*	Rhythm Pharmaceuticals Inc.	1,355,781	26,546
*	Nurix Therapeutics Inc.	1,000,326	26,539
*,1	Pliant Therapeutics Inc.	910,064	26,501
*	Hanger Inc.	1,030,060	26,040
*	PMV Pharmaceuticals Inc.	760,504	25,979
*	SI-BONE Inc.	824,580	25,950
*,1	MiMedx Group Inc.	2,060,394	25,776
*	OptimizeRx Corp.	414,345	25,648
*,1	Olema Pharmaceuticals Inc.	901,037	25,211
*	Alphatec Holdings Inc.	1,637,533	25,087
*	Travere Therapeutics Inc.	1,704,778	24,873
*,1	Omeros Corp.	1,669,004	24,768
	National HealthCare Corp.	353,841	24,733
*	NextGen Healthcare Inc.	1,488,469	24,694
*,1	Vaxart Inc.	3,278,276	24,554
*	Kronos Bio Inc.	1,023,871	24,522
*	Natus Medical Inc.	942,380	24,483
*	OrthoPediatrics Corp.	386,772	24,436
	National Research Corp.	527,886	24,230
	Atrion Corp.	38,941	24,180
*	ViewRay Inc.	3,644,905	24,056
*	Radius Health Inc.	1,316,175	24,007
*	Shattuck Labs Inc.	826,567	23,962
*	Personalis Inc.	935,159	23,660
*	Mersana Therapeutics Inc.	1,740,336	23,634
*	Theravance Biopharma Inc.	1,625,986	23,609
*	Innoviva Inc.	1,733,042	23,240
*,1	ImmunityBio Inc.	1,623,782	23,188
*	Arcutis Biotherapeutics Inc.	842,104	22,981
*	Enanta Pharmaceuticals Inc.	514,634	22,649
*	Arcturus Therapeutics Holdings Inc.	669,172	22,645
*,1	Sesen Bio Inc.	4,886,333	22,575
*	Scholar Rock Holding Corp.	776,611	22,444
*	Cutera Inc.	454,902	22,304
*	Surmodics Inc.	403,113	21,869
*	Collegium Pharmaceutical Inc.	923,600	21,834
*,1	Zomedica Corp.	26,184,332	21,804
*	Eargo Inc.	545,716	21,780
*,1	Atossa Therapeutics Inc.	3,396,950	21,469
*	Signify Health Inc. Class A	700,848	21,327
*	Vaxcyte Inc.	944,616	21,263
*,1	G1 Therapeutics Inc.	966,007	21,194
*	Orthofix Medical Inc.	527,395	21,154
*	Aerie Pharmaceuticals Inc.	1,312,863	21,019
*	OraSure Technologies Inc.	2,067,447	20,964
*	Amphastar Pharmaceuticals Inc.	1,030,122	20,767
*	Syndax Pharmaceuticals Inc.	1,207,433	20,732
*,1	Asensus Surgical Inc.	6,472,054	20,516
*	Rigel Pharmaceuticals Inc.	4,725,470	20,509
*	TransMedics Group Inc.	615,353	20,417
*,1	Humanigen Inc.	1,163,415	20,220
33

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	HealthStream Inc.	721,049	20,146
*	Avidity Biosciences Inc.	809,364	19,999
*	Agiliti Inc.	913,127	19,970
*	ChemoCentryx Inc.	1,485,723	19,894
*	Curis Inc.	2,463,898	19,884
*	Verastem Inc.	4,879,551	19,860
*	SeaSpine Holdings Corp.	960,896	19,708
*	Sutro Biopharma Inc.	1,046,181	19,448
*,1	Epizyme Inc.	2,322,004	19,296
*,1	Karyopharm Therapeutics Inc.	1,842,739	19,017
*	Axogen Inc.	875,038	18,910
*	Kadmon Holdings Inc.	4,846,942	18,758
*	Albireo Pharma Inc.	530,095	18,649
*,1	Alignment Healthcare Inc.	791,937	18,508
*	Antares Pharma Inc.	4,218,858	18,394
*	IGM Biosciences Inc.	219,695	18,279
*	Forma Therapeutics Holdings Inc.	733,503	18,257
*	RAPT Therapeutics Inc.	573,573	18,234
*	Organogenesis Holdings Inc. Class A	1,082,945	17,999
*,1	Marinus Pharmaceuticals Inc.	994,174	17,835
*	Stoke Therapeutics Inc.	523,417	17,618
*	Aldeyra Therapeutics Inc.	1,543,403	17,487
*	Anika Therapeutics Inc.	402,697	17,433
*,1	Cara Therapeutics Inc.	1,216,818	17,364
*,1	Precigen Inc.	2,656,212	17,318
*	Akebia Therapeutics Inc.	4,493,461	17,030
*	Spectrum Pharmaceuticals Inc.	4,529,704	16,986
*,1	Esperion Therapeutics Inc.	799,117	16,901
*	Amneal Pharmaceuticals Inc.	3,295,721	16,874
*,1	Clovis Oncology Inc.	2,865,388	16,619
*	Keros Therapeutics Inc.	390,573	16,588
	Phibro Animal Health Corp. Class A	573,523	16,563
*	Phathom Pharmaceuticals Inc.	488,578	16,538
*	Ardelyx Inc.	2,181,265	16,534
*	Chimerix Inc.	2,063,682	16,509
*	Catalyst Pharmaceuticals Inc.	2,854,634	16,414
*	Passage Bio Inc.	1,216,015	16,100
*	Aveanna Healthcare Holdings Inc.	1,283,844	15,881
*	Praxis Precision Medicines Inc.	865,815	15,827
*	Crinetics Pharmaceuticals Inc.	838,738	15,810
*	Precision BioSciences Inc.	1,253,591	15,695
*	Intersect ENT Inc.	911,831	15,583
*	Sana Biotechnology Inc.	789,602	15,524
*,1	ZIOPHARM Oncology Inc.	5,813,951	15,349
*	IVERIC bio Inc.	2,392,757	15,098
*	Intercept Pharmaceuticals Inc.	755,830	15,094
*	Dyne Therapeutics Inc.	717,332	15,093
*	Bioxcel Therapeutics Inc.	509,935	14,819
*	Allovir Inc.	739,469	14,597
*	Akero Therapeutics Inc.	583,254	14,471
*	Gossamer Bio Inc.	1,769,438	14,368
*	Triple-S Management Corp. Class B	639,762	14,247
*	AnaptysBio Inc.	545,993	14,158
*	ChromaDex Corp.	1,435,675	14,156
*	ORIC Pharmaceuticals Inc.	778,884	13,778
*	Eagle Pharmaceuticals Inc.	320,635	13,723
*	Avita Medical Inc.	666,603	13,679
*	BioAtla Inc.	319,584	13,544
	Computer Programs & Systems Inc.	407,390	13,538
*	Relmada Therapeutics Inc.	421,345	13,487
*	Oncocyte Corp.	2,340,129	13,432
34

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	InfuSystem Holdings Inc.	643,179	13,372
*,1	Aligos Therapeutics Inc.	645,103	13,150
*,1	Fluidigm Corp.	2,128,993	13,115
*	Flexion Therapeutics Inc.	1,575,341	12,965
*	Accuray Inc.	2,803,916	12,674
*	Ideaya Biosciences Inc.	598,776	12,568
*,1	Annovis Bio Inc.	146,852	12,568
*	PAVmed Inc.	1,959,573	12,541
*	Geron Corp.	8,890,353	12,535
*	KalVista Pharmaceuticals Inc.	519,374	12,444
*	TCR2 Therapeutics Inc.	750,605	12,317
*	CytomX Therapeutics Inc.	1,941,022	12,287
*	Stereotaxis Inc.	1,269,123	12,234
*	Vapotherm Inc.	516,241	12,204
*	Innovage Holding Corp.	565,667	12,054
*	iCAD Inc.	693,372	12,002
*,1	Provention Bio Inc.	1,416,318	11,940
*	Sientra Inc.	1,487,200	11,838
*,1	Viking Therapeutics Inc.	1,954,467	11,707
*	Immunovant Inc.	1,106,066	11,691
*,1	TherapeuticsMD Inc.	9,817,287	11,683
*,1	Citius Pharmaceuticals Inc.	3,326,638	11,577
*	UFP Technologies Inc.	197,000	11,312
*	Evolus Inc.	893,396	11,301
*	Harmony Biosciences Holdings Inc.	399,183	11,269
*,1	Viracta Therapeutics Inc.	990,902	11,237
*,1	Evelo Biosciences Inc.	815,361	11,203
*,1	Lyell Immunopharma Inc.	685,357	11,130
*	iRadimed Corp.	370,023	10,882
*	Annexon Inc.	482,424	10,859
*	Kindred Biosciences Inc.	1,184,125	10,858
*	Neuronetics Inc.	669,625	10,727
*	Kiniksa Pharmaceuticals Ltd. Class A	764,267	10,646
	Utah Medical Products Inc.	123,017	10,461
*	Durect Corp.	6,403,379	10,437
*	Selecta Biosciences Inc.	2,488,030	10,400
*,1	Tonix Pharmaceuticals Holding Corp.	9,325,500	10,351
*	Nkarta Inc.	325,617	10,319
*	Harpoon Therapeutics Inc.	743,612	10,314
*,1	Instil Bio Inc.	531,457	10,268
*	Forte Biosciences Inc.	304,284	10,230
*	Spero Therapeutics Inc.	732,126	10,220
*	Puma Biotechnology Inc.	1,097,041	10,071
*,1	Prelude Therapeutics Inc.	349,077	9,994
*	Cue Biopharma Inc.	849,182	9,893
*	BioDelivery Sciences International Inc.	2,761,616	9,887
*	Applied Therapeutics Inc.	474,066	9,851
*	Apria Inc.	350,792	9,822
*	ANI Pharmaceuticals Inc.	279,510	9,797
*,1	Lineage Cell Therapeutics Inc.	3,434,473	9,788
*,1	Athenex Inc.	2,100,766	9,706
*	Chinook Therapeutics Inc.	687,295	9,705
*	Harvard Bioscience Inc.	1,162,473	9,683
*	Altimmune Inc.	973,359	9,588
*	Apyx Medical Corp.	926,965	9,557
*,1	SQZ Biotechnologies Co.	657,442	9,500
*	Cullinan Oncology Inc.	366,338	9,433
*,1	CEL-SCI Corp.	1,085,487	9,422
*,1	iBio Inc.	6,182,400	9,335
*	ClearPoint Neuro Inc.	485,726	9,272
*,1	Treace Medical Concepts Inc.	294,629	9,210
35

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Silverback Therapeutics Inc.	298,009	9,205
*	Aeglea BioTherapeutics Inc.	1,312,363	9,134
*	XBiotech Inc.	551,119	9,127
*	MEI Pharma Inc.	3,197,766	9,114
*	Athira Pharma Inc.	888,175	9,095
*,1	908 Devices Inc.	229,763	8,903
*	Poseida Therapeutics Inc.	887,948	8,897
*	CytoSorbents Corp.	1,165,426	8,799
*,1	GT Biopharma Inc.	566,369	8,779
*,1	Ampio Pharmaceuticals Inc.	5,241,695	8,754
*,1	Kinnate Biopharma Inc.	373,540	8,696
*	Magenta Therapeutics Inc.	886,614	8,671
*	Molecular Templates Inc.	1,104,053	8,634
*	Cymabay Therapeutics Inc.	1,979,241	8,629
*	Avrobio Inc.	967,108	8,598
*	Lexicon Pharmaceuticals Inc.	1,869,773	8,582
*	Eiger BioPharmaceuticals Inc.	1,001,630	8,534
*,1	Paratek Pharmaceuticals Inc.	1,241,005	8,464
*,1	Zynex Inc.	541,306	8,406
*,1	Neoleukin Therapeutics Inc.	903,806	8,342
*	Tarsus Pharmaceuticals Inc.	287,291	8,326
*	Adverum Biotechnologies Inc.	2,373,289	8,307
*	Homology Medicines Inc.	1,138,803	8,279
*,1	Athersys Inc.	5,746,910	8,276
*,1	KemPharm Inc.	644,100	8,257
*	Castlight Health Inc. Class B	3,132,276	8,238
*	Invacare Corp.	1,019,927	8,231
*	Gritstone bio Inc.	901,205	8,228
*	Black Diamond Therapeutics Inc.	670,378	8,172
*,1	Singular Genomics Systems Inc.	297,086	8,164
*	Misonix Inc.	366,647	8,132
*,1	PDS Biotechnology Corp.	644,750	8,092
*,1	Aspira Women's Health Inc.	1,436,328	8,072
*,1	SOC Telemed Inc. Class A	1,410,716	8,027
*,1	Prometheus Biosciences Inc.	326,754	8,025
*	Inotiv Inc.	299,702	7,996
*,1	Frequency Therapeutics Inc.	792,410	7,892
*,1	PLx Pharma Inc.	568,172	7,841
*,1	Seer Inc. Class A	238,986	7,834
*	Adicet Bio Inc.	757,181	7,791
*,1	Syros Pharmaceuticals Inc.	1,426,343	7,774
*,1	Clene Inc.	691,300	7,770
*,1	Design Therapeutics Inc.	389,569	7,749
*	SIGA Technologies Inc.	1,213,112	7,618
*	Akouos Inc.	599,792	7,527
*	Infinity Pharmaceuticals Inc.	2,513,513	7,515
*,1	Trevena Inc.	4,419,294	7,469
*,1	Seelos Therapeutics Inc.	2,820,391	7,446
*,1	9 Meters Biopharma Inc.	6,726,275	7,399
*	CorMedix Inc.	1,072,675	7,359
*,1	Gemini Therapeutics Inc. Class A	1,134,730	7,342
*,1	Edgewise Therapeutics Inc.	341,602	7,286
*,1	Xeris Pharmaceuticals Inc.	1,778,523	7,239
*,1	Kala Pharmaceuticals Inc.	1,364,171	7,230
*	Viemed Healthcare Inc.	1,007,372	7,203
*	Mirum Pharmaceuticals Inc.	416,459	7,201
*,1	Chiasma Inc.	1,514,996	7,166
*,1	Accelerate Diagnostics Inc.	888,481	7,161
*,1	Cogent Biosciences Inc.	875,342	7,099
*,1	Cardiff Oncology Inc.	1,067,237	7,097
*	Acutus Medical Inc.	417,898	7,096
36

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Arbutus Biopharma Corp.	2,328,074	7,054
*,1	Ontrak Inc.	215,565	7,002
*,1	NRX Pharmaceuticals Inc.	602,000	6,995
*	Mustang Bio Inc.	2,105,047	6,989
*	XOMA Corp.	204,566	6,955
*,1	Pulse Biosciences Inc.	417,488	6,847
*,1	Soliton Inc.	303,956	6,836
*,1	AVEO Pharmaceuticals Inc.	1,031,003	6,794
*,1	Atreca Inc. Class A	797,264	6,793
*,1	Taysha Gene Therapies Inc.	318,269	6,747
*	Clearside Biomedical Inc.	1,382,559	6,733
*	Outlook Therapeutics Inc.	2,674,274	6,659
*,1	Co-Diagnostics Inc.	800,052	6,600
*	NGM Biopharmaceuticals Inc.	333,294	6,573
*	Celcuity Inc.	273,446	6,563
*	Kezar Life Sciences Inc.	1,193,164	6,479
*	Fortress Biotech Inc.	1,807,324	6,452
*,1	Corbus Pharmaceuticals Holdings Inc.	3,518,888	6,440
*	CTI BioPharma Corp.	2,571,037	6,428
*	iTeos Therapeutics Inc.	249,545	6,401
[1]	Forian Inc.	507,400	6,378
*	4D Molecular Therapeutics Inc.	264,640	6,373
*,1	Harrow Health Inc.	683,104	6,346
*,1	Bolt Biotherapeutics Inc.	410,263	6,343
*	Codiak Biosciences Inc.	341,978	6,337
*	EyePoint Pharmaceuticals Inc.	702,533	6,316
*,1	MyMD Pharmaceuticals Inc.	985,700	6,210
*,1	Oyster Point Pharma Inc.	360,685	6,200
*	Oncorus Inc.	443,031	6,114
*,1	Zynerba Pharmaceuticals Inc.	1,128,579	5,970
*,1	Ovid therapeutics Inc.	1,515,603	5,926
*,1	Oncternal Therapeutics Inc.	1,242,314	5,901
*,1	Conformis Inc.	5,121,178	5,889
*	Adamas Pharmaceuticals Inc.	1,105,504	5,837
*	IntriCon Corp.	259,342	5,830
*,1	Inhibrx Inc.	211,473	5,820
*	Jounce Therapeutics Inc.	839,398	5,708
*,2	PDL BioPharma Inc.	2,258,201	5,578
*,1	Jaguar Health Inc.	3,489,800	5,514
*	Fulcrum Therapeutics Inc.	523,526	5,487
*	Summit Therapeutics Inc.	731,303	5,456
*	Day One Biopharmaceuticals Inc.	238,764	5,437
*	TFF Pharmaceuticals Inc.	562,212	5,403
*,1	Novan Inc.	533,644	5,368
*,1	Surface Oncology Inc.	715,945	5,341
*,1	Retractable Technologies Inc.	457,444	5,288
*,1	ADMA Biologics Inc.	3,268,214	5,229
*,1	VYNE Therapeutics Inc.	1,478,090	5,188
*	Solid Biosciences Inc.	1,368,665	5,009
*	Bioventus Inc. Class A	283,387	4,988
*	Immunic Inc.	405,880	4,976
*,1	Checkpoint Therapeutics Inc.	1,681,481	4,960
*,1	Foghorn Therapeutics Inc.	463,882	4,950
*,1	Evofem Biosciences Inc.	4,331,794	4,895
*	Savara Inc.	2,872,465	4,883
*,1	MediciNova Inc.	1,145,202	4,867
*,1	T2 Biosystems Inc.	4,088,642	4,865
*,1	Vor BioPharma Inc.	259,324	4,836
*,1	Verrica Pharmaceuticals Inc.	425,923	4,813
*,1	Heat Biologics Inc.	704,976	4,744
*,1	ContraFect Corp.	1,070,281	4,709
37

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Marker Therapeutics Inc.	1,667,393	4,652
*,1	SELLAS Life Sciences Group Inc.	418,731	4,648
*,1	Adamis Pharmaceuticals Corp.	4,092,849	4,502
*	Exagen Inc.	299,858	4,495
*	NeuBase Therapeutics Inc.	935,722	4,482
*	Larimar Therapeutics Inc.	451,952	4,438
*,1	AcelRx Pharmaceuticals Inc.	3,196,620	4,411
*	Cerecor Inc.	1,342,726	4,391
*,1	Actinium Pharmaceuticals Inc.	551,795	4,365
*	89bio Inc.	232,893	4,355
*,1	Inmune Bio Inc.	246,850	4,337
*,1	PhaseBio Pharmaceuticals Inc.	1,155,803	4,300
*,1	Cabaletta Bio Inc.	497,596	4,279
*,1	Applied Genetic Technologies Corp.	1,083,450	4,236
*,1	Second Sight Medical Products Inc.	855,961	4,228
*	Hookipa Pharma Inc.	455,921	4,176
*,1	Lannett Co. Inc.	889,477	4,154
*	Strongbridge Biopharma plc	1,398,325	4,153
*,1	UNITY Biotechnology Inc.	885,401	4,108
*	Hepion Pharmaceuticals Inc.	2,069,200	4,097
*,1	Tyme Technologies Inc.	3,249,658	4,095
*,1	Surgalign Holdings Inc.	2,936,696	4,082
*,1	X4 Pharmaceuticals Inc.	625,831	4,068
*	Voyager Therapeutics Inc.	975,770	4,030
*	Enzo Biochem Inc.	1,264,541	4,009
*,1	Matinas BioPharma Holdings Inc.	5,173,894	4,009
*,1	SCYNEXIS Inc.	543,194	3,998
*	Synlogic Inc.	1,025,995	3,991
*	Immunome Inc.	229,937	3,978
*	NeuroPace Inc.	163,860	3,898
*	Akoya Biosciences Inc.	201,479	3,897
*,1	Kaleido Biosciences Inc.	523,722	3,896
*	Repro-Med Systems Inc.	841,496	3,896
*,1	Calithera Biosciences Inc.	1,856,770	3,881
*,1	Abeona Therapeutics Inc.	2,476,342	3,863
*,1	Vincerx Pharma Inc.	296,121	3,847
*	Viridian Therapeutics Inc.	209,454	3,831
*,1	Genprex Inc.	1,143,300	3,830
*	CASI Pharmaceuticals Inc.	2,464,586	3,820
*,1	Galectin Therapeutics Inc.	1,188,478	3,803
*	Apollo Endosurgery Inc.	461,395	3,737
*	FONAR Corp.	210,441	3,721
*,1	Palatin Technologies Inc.	6,080,943	3,709
*	Assembly Biosciences Inc.	952,579	3,696
*	F-star Therapeutics Inc.	427,472	3,672
*,1	Avinger Inc.	2,981,057	3,667
*,1	Agile Therapeutics Inc.	2,743,071	3,648
*	NexImmune Inc.	222,050	3,624
*,1	BrainStorm Cell Therapeutics Inc.	950,724	3,613
*,1	Tricida Inc.	835,778	3,611
*,1	Satsuma Pharmaceuticals Inc.	511,415	3,605
*	Anixa Biosciences Inc.	927,178	3,597
*	Catalyst Biosciences Inc.	825,860	3,576
*,1	Milestone Scientific Inc.	1,446,896	3,545
*,1	Eton Pharmaceuticals Inc.	574,850	3,541
*	Sio Gene Therapies Inc.	1,283,882	3,505
*	Bright Health Group Inc.	203,739	3,496
*,1	Aptinyx Inc. Class A	1,226,336	3,471
*,1	Cyclerion Therapeutics Inc.	886,273	3,456
*,1	Eloxx Pharmaceuticals Inc.	1,724,180	3,431
*,1	Rain Therapeutics Inc.	219,169	3,406
38

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Tela Bio Inc.	209,935	3,382
*	Otonomy Inc.	1,512,369	3,373
*	Concert Pharmaceuticals Inc.	796,804	3,363
*,1	Equillium Inc.	570,433	3,360
*,1	Lipocine Inc.	2,396,307	3,355
*,1	Greenwich Lifesciences Inc.	73,678	3,311
*	Talaris Therapeutics Inc.	219,851	3,230
*,1	Galera Therapeutics Inc.	328,171	3,226
*,1	GlycoMimetics Inc.	1,368,882	3,176
*,1	Biodesix Inc.	240,315	3,175
*	Talis Biomedical Corp.	285,242	3,146
*	Terns Pharmaceuticals Inc.	252,256	3,093
*	Five Star Senior Living Inc.	536,668	3,091
*,1	Celsion Corp.	2,427,040	3,082
*	Biolase Inc.	4,387,500	3,063
*,1	Optinose Inc.	983,421	3,058
*,1	Inozyme Pharma Inc.	179,321	3,056
*,1	Alpine Immune Sciences Inc.	337,705	3,039
*,1	Capricor Therapeutics Inc.	587,200	3,012
*,1	Aytu BioPharma Inc.	595,106	2,981
*,1	Yumanity Therapeutics Inc.	253,324	2,951
*,1	Beyond Air Inc.	453,052	2,936
*,1	Liquidia Corp.	1,019,845	2,917
*	NextCure Inc.	362,502	2,911
*	scPharmaceuticals Inc.	473,719	2,894
*,1	IsoRay Inc.	3,606,059	2,877
*,1	Orgenesis Inc.	566,209	2,871
*,1	Cocrystal Pharma Inc.	2,294,391	2,868
*,1	Caladrius Biosciences Inc.	1,773,846	2,856
*,1	Genocea Biosciences Inc.	1,214,060	2,841
*,1	Onconova Therapeutics Inc.	408,218	2,829
*	AIM ImmunoTech Inc.	1,310,600	2,818
*	Aileron Therapeutics Inc.	2,230,166	2,788
*	Protara Therapeutics Inc.	284,100	2,767
*	Cidara Therapeutics Inc.	1,335,562	2,698
*	Pro-Dex Inc.	87,833	2,684
*,1	Minerva Neurosciences Inc.	1,155,739	2,681
*,1	Aquestive Therapeutics Inc.	667,978	2,652
*	cbdMD Inc.	909,198	2,637
*	Tracon Pharmaceuticals Inc.	406,000	2,635
*	Recro Pharma Inc.	1,129,353	2,609
*	Dare Bioscience Inc.	1,364,910	2,580
*,1	Dyadic International Inc.	715,163	2,567
*	Champions Oncology Inc.	247,970	2,549
*	Venus Concept Inc.	809,282	2,517
*,1	Oragenics Inc.	3,554,201	2,507
*,1	Sensei Biotherapeutics Inc.	253,646	2,476
*,1	ENDRA Life Sciences Inc.	1,134,800	2,474
*	Spruce Biosciences Inc.	219,615	2,462
*	Exicure Inc.	1,638,717	2,458
*	Processa Pharmaceuticals Inc.	299,444	2,452
*,1	Zosano Pharma Corp.	2,566,514	2,438
*	Biomea Fusion Inc.	155,292	2,424
*	Sigilon Therapeutics Inc.	225,702	2,422
*	Axcella Health Inc.	600,493	2,408
*,1	BioSig Technologies Inc.	622,975	2,405
*,1	Precipio Inc.	661,559	2,401
*	Merrimack Pharmaceuticals Inc.	369,747	2,363
*,1	Aprea Therapeutics Inc.	482,121	2,353
*	Verve Therapeutics Inc.	38,965	2,348
*,1	Leap Therapeutics Inc.	1,409,450	2,311
39

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Capital Senior Living Corp.	46,445	2,299
*,1	La Jolla Pharmaceutical Co.	536,501	2,296
*,1	Ikena Oncology Inc.	163,253	2,292
*	Lantern Pharma Inc.	156,268	2,282
*,1	Sanara Medtech Inc.	61,693	2,280
*	IRIDEX Corp.	322,702	2,278
*	DiaMedica Therapeutics Inc.	505,866	2,251
*	Vyant Bio Inc.	600,062	2,244
*	CareCloud Inc.	266,086	2,240
*,1	Organovo Holdings Inc.	237,777	2,235
*	LENSAR Inc.	254,867	2,207
*,1	OpGen Inc.	967,700	2,197
*	Diffusion Pharmaceuticals Inc.	3,006,200	2,195
*	Decibel Therapeutics Inc.	244,836	2,106
*	aTyr Pharma Inc.	431,225	2,104
*	Electromed Inc.	185,664	2,096
*,1	Aravive Inc.	350,035	2,093
*	Eyenovia Inc.	418,511	2,076
*	Reviva Pharmaceuticals Holdings Inc.	423,854	2,060
*,1	Moleculin Biotech Inc.	560,907	2,059
*,1	Aerpio Pharmaceuticals Inc.	1,201,352	2,030
*,1	Progenity Inc.	564,743	2,016
*	ElectroCore Inc.	1,691,976	2,013
*	NantHealth Inc.	866,370	2,010
*,1	Myomo Inc.	180,294	1,947
*,1	Rockwell Medical Inc.	2,136,964	1,945
*,1	Assertio Holdings Inc.	1,243,029	1,939
*,1	Corvus Pharmaceuticals Inc.	724,661	1,935
*,1	Cohbar Inc.	1,380,100	1,932
*,1	Landos Biopharma Inc.	166,889	1,928
*,1	PolarityTE Inc.	1,864,464	1,902
*,1	Advaxis Inc.	4,099,343	1,901
*	Allena Pharmaceuticals Inc.	1,431,198	1,861
*,1	Lumos Pharma Inc.	187,202	1,861
*,1	Lucira Health Inc.	278,942	1,852
*,1	Biocept Inc.	432,307	1,811
*,1	LogicBio Therapeutics Inc.	404,354	1,795
*,1	Delcath Systems Inc.	141,500	1,784
*,1	Graybug Vision Inc.	328,235	1,782
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	2,021,007	1,778
*,1	Baudax Bio Inc.	2,335,417	1,777
*,1	Reneo Pharmaceuticals Inc.	189,721	1,770
*,1	Brickell Biotech Inc.	1,852,199	1,762
*,1	AzurRx BioPharma Inc.	2,104,129	1,725
*	Angion Biomedica Corp.	131,267	1,709
*,1	Checkmate Pharmaceuticals Inc.	285,311	1,700
	ProPhase Labs Inc.	271,463	1,683
*,1	Aethlon Medical Inc.	341,666	1,681
*	Predictive Oncology Inc.	1,279,885	1,677
*,1	180 Life Sciences Corp.	166,906	1,669
*	Kintara Therapeutics Inc.	734,300	1,667
*,1	Biomerica Inc.	405,988	1,628
*,1	Chembio Diagnostics Inc.	546,834	1,624
*	Odonate Therapeutics Inc.	448,887	1,567
*	Vivos Therapeutics Inc.	305,692	1,513
*,1	Regulus Therapeutics Inc.	1,846,356	1,501
*	Aptevo Therapeutics Inc.	66,078	1,482
*,1	Pulmatrix Inc.	1,417,015	1,474
*	Cellectar Biosciences Inc.	1,203,237	1,432
*,1	vTv Therapeutics Inc. Class A	624,512	1,424
*	Plus Therapeutics Inc.	553,422	1,417
40

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Metacrine Inc.	368,053	1,399
*	Guardion Health Sciences Inc.	787,301	1,386
*	Achieve Life Sciences Inc.	153,000	1,374
*	Soleno Therapeutics Inc.	1,199,839	1,368
*	Monte Rosa Therapeutics Inc.	60,232	1,367
*,1	NeuroBo Pharmaceuticals Inc.	409,272	1,363
*,1	Convey Holding Parent Inc.	119,765	1,363
*,1	Soligenix Inc.	1,217,073	1,351
*	Longboard Pharmaceuticals Inc.	147,707	1,347
*,1	Vaccinex Inc.	480,397	1,345
*,1	Lyra Therapeutics Inc.	167,320	1,344
*,1	Cyclacel Pharmaceuticals Inc.	220,159	1,303
*	Qualigen Therapeutics Inc.	636,545	1,267
*,1	OncoSec Medical Inc.	435,110	1,223
*	Microbot Medical Inc.	152,613	1,212
*,1	Inhibikase Therapeutics Inc.	423,920	1,187
*,1	Windtree Therapeutics Inc.	515,929	1,181
*	Opiant Pharmaceuticals Inc.	83,570	1,157
*,1	Ekso Bionics Holdings Inc.	210,238	1,156
*	BioCardia Inc.	290,085	1,152
*	Psychemedics Corp.	165,302	1,150
*,1	Salarius Pharmaceuticals Inc.	1,084,223	1,149
*	Sensus Healthcare Inc.	297,376	1,145
*,1	Impel Neuropharma Inc.	129,000	1,142
*,1	SiNtx Technologies Inc.	594,280	1,141
*,1	Catabasis Pharmaceuticals Inc.	531,751	1,122
*,1	Timber Pharmaceuticals Inc.	901,500	1,100
*,1	Bellicum Pharmaceuticals Inc.	330,239	1,090
*	BioVie Inc. Class A	64,252	1,089
*	Bellerophon Therapeutics Inc.	219,355	1,062
*,1	Adial Pharmaceuticals Inc.	413,103	1,053
*	Hancock Jaffe Laboratories Inc.	151,150	1,038
*,1	Evoke Pharma Inc.	738,992	1,012
*	Imac Holdings Inc.	507,548	1,005
*	Cyclo Therapeutics Inc.	96,926	992
*	HTG Molecular Diagnostics Inc.	170,198	989
*,1	Sonnet BioTherapeutics Holdings Inc.	604,763	956
*,1	Idera Pharmaceuticals Inc.	777,895	933
*,1	IMARA Inc.	117,914	932
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,1	Helius Medical Technologies Inc.	53,113	901
*	Cyteir Therapeutics Inc.	41,899	897
*	NanoViricides Inc.	190,396	883
*,1	Hoth Therapeutics Inc.	550,032	880
*	ARCA biopharma Inc.	250,780	875
*,1	Acorda Therapeutics Inc.	183,278	874
*	Movano Inc.	171,100	871
*	Alpha Teknova Inc.	36,172	858
*	CVRx Inc.	30,192	845
*	Longeveron Inc. Class A	103,000	837
*	CNS Pharmaceuticals Inc.	421,600	826
*,1	GeoVax Labs Inc.	164,944	825
*,1	Navidea Biopharmaceuticals Inc.	449,841	823
*	Strata Skin Sciences Inc.	525,713	810
*,1	Bio-Path Holdings Inc.	120,948	807
*	Artelo Biosciences Inc.	678,172	807
*,1	INVO BioScience Inc.	173,200	805
*	Cumberland Pharmaceuticals Inc.	280,820	799
*	Palisade Bio Inc.	196,196	799
*	Virios Therapeutics Inc.	126,900	798
*,1	Avenue Therapeutics Inc.	314,396	789
41

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Histogen Inc.	698,612	761
*	Alimera Sciences Inc.	83,422	759
*	Entasis Therapeutics Holdings Inc.	282,759	755
*,1	Jupiter Wellness Inc.	167,629	751
*	ImmuCell Corp.	78,914	750
*	Nuwellis Inc.	170,600	717
*,1	AgeX Therapeutics Inc.	426,190	661
*	Codex DNA Inc.	29,963	659
*,1	Novo Integrated Sciences Inc.	255,940	642
*	Aridis Pharmaceuticals Inc.	82,032	607
*	TRxADE HEALTH Inc.	128,731	568
*	Armata Pharmaceuticals Inc.	142,866	567
*	Panbela Therapeutics Inc.	196,349	556
*,1	Graphite Bio Inc.	18,092	556
*	Nephros Inc.	51,866	538
*	Century Therapeutics Inc.	17,974	527
*,1	Kiromic BioPharma Inc.	108,890	524
*	Daxor Corp.	47,328	502
*	Elevation Oncology Inc.	36,128	490
*	ThermoGenesis Holdings Inc.	182,545	484
*,1	Tempest Therapeutics Inc.	43,052	481
*,1	Janux Therapeutics Inc.	17,376	434
*	Rezolute Inc.	29,390	419
*,1	Aziyo Biologics Inc. Class A	42,872	412
*	Vera Therapeutics Inc. Class A	29,590	392
*	Tenax Therapeutics Inc.	178,455	387
*,1	Titan Pharmaceuticals Inc.	131,533	342
*	Phio Pharmaceuticals Corp.	141,370	319
*	Acer Therapeutics Inc.	108,384	310
*,1	RA Medical Systems Inc.	70,816	309
*	Monopar Therapeutics Inc.	52,392	309
*	EyeGate Pharmaceuticals Inc.	84,227	307
*	Finch Therapeutics Group Inc.	21,299	300
*,2	Aduro Biotech Inc. CVR	415,255	249
*,1	Werewolf Therapeutics Inc.	12,078	211
*,1	Aditx Therapeutics Inc.	78,535	203
*,2	Ocera Therapeutics Inc. CVR	653,477	176
	Petros Pharmaceuticals Inc.	43,424	137
*	American Shared Hospital Services	36,338	106
*	Aerovate Therapeutics Inc.	4,611	105
*	Lixte Biotechnology Holdings Inc.	25,995	79
*	NovaBay Pharmaceuticals Inc.	111,492	75
*	Trevi Therapeutics Inc.	32,341	73
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	Geron Corp. Warrants Exp. 12/31/2025	1,202,419	66
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	169,257	35
*,1	Miragen Therapeutics Inc. CVR	1,753,041	35
*	PRA Health Sciences Inc.	155	26
*,2	Elanco Animal Health Inc. CVR	575,457	15
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	61,021	4
*	Sonoma Pharmaceuticals Inc.	384	3
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
			163,657,567
Industrials (13.82%)
	Visa Inc. Class A	47,563,683	11,121,340
*	PayPal Holdings Inc.	33,182,311	9,671,980
42

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Mastercard Inc. Class A	24,988,092	9,122,903
	Accenture plc Class A	17,954,321	5,292,754
	Honeywell International Inc.	19,616,921	4,302,972
	United Parcel Service Inc. Class B	20,431,986	4,249,240
	Union Pacific Corp.	18,762,596	4,126,458
*	Boeing Co.	16,518,567	3,957,188
	Raytheon Technologies Corp.	42,790,507	3,650,458
	Caterpillar Inc.	15,473,038	3,367,397
	General Electric Co.	247,979,822	3,337,808
	3M Co.	16,373,850	3,252,338
	American Express Co.	17,016,422	2,811,623
	Deere & Co.	7,968,405	2,810,536
*	Square Inc. Class A	11,073,790	2,699,790
	Lockheed Martin Corp.	6,671,978	2,524,343
	Fidelity National Information Services Inc.	17,516,770	2,481,601
	Automatic Data Processing Inc.	12,009,650	2,385,357
	CSX Corp.	64,175,345	2,058,745
	FedEx Corp.	6,746,940	2,012,815
	Capital One Financial Corp.	12,754,012	1,972,918
	Norfolk Southern Corp.	7,067,916	1,875,896
	Sherwin-Williams Co.	6,760,351	1,841,858
*	Fiserv Inc.	16,932,490	1,809,914
	Illinois Tool Works Inc.	8,026,407	1,794,384
	Eaton Corp. plc	11,255,276	1,667,807
	Emerson Electric Co.	16,938,261	1,630,138
	Global Payments Inc.	8,339,869	1,564,059
	Northrop Grumman Corp.	4,092,096	1,487,190
	Johnson Controls International plc	20,247,671	1,389,598
	General Dynamics Corp.	6,783,641	1,277,088
	L3Harris Technologies Inc.	5,791,026	1,251,730
	Trane Technologies plc	6,755,288	1,243,919
	Carrier Global Corp.	24,548,120	1,193,039
	DuPont de Nemours Inc.	15,030,242	1,163,491
	IHS Markit Ltd.	10,132,533	1,141,531
	PPG Industries Inc.	6,696,999	1,136,950
	Parker-Hannifin Corp.	3,645,358	1,119,526
	Cummins Inc.	4,130,692	1,007,104
	Otis Worldwide Corp.	12,122,970	991,295
	Paychex Inc.	9,165,001	983,405
	Cintas Corp.	2,523,139	963,839
*	TransDigm Group Inc.	1,473,398	953,716
	Rockwell Automation Inc.	3,279,273	937,938
	Stanley Black & Decker Inc.	4,561,669	935,097
*	Mettler-Toledo International Inc.	657,390	910,709
	PACCAR Inc.	9,806,546	875,234
	AMETEK Inc.	6,522,046	870,693
	Equifax Inc.	3,438,338	823,516
*	Keysight Technologies Inc.	5,213,581	805,029
*	Zebra Technologies Corp. Class A	1,511,894	800,533
	Verisk Analytics Inc.	4,579,041	800,050
	Synchrony Financial	16,374,337	794,483
	Ball Corp.	9,276,525	751,584
	Old Dominion Freight Line Inc.	2,949,199	748,507
*	Generac Holdings Inc.	1,778,998	738,551
	Kansas City Southern	2,569,387	728,087
	Vulcan Materials Co.	3,748,374	652,479
*	United Rentals Inc.	2,045,251	652,456
	Fortive Corp.	9,084,422	633,548
	Martin Marietta Materials Inc.	1,762,158	619,945
	Dover Corp.	4,065,211	612,221
	Xylem Inc.	5,086,915	610,226
43

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Expeditors International of Washington Inc.	4,773,222	604,290
*	FleetCor Technologies Inc.	2,355,055	603,035
*	Waters Corp.	1,742,995	602,397
	TransUnion	5,404,201	593,435
*	Trimble Inc.	7,092,646	580,391
*	Teledyne Technologies Inc.	1,314,786	550,672
	WW Grainger Inc.	1,251,333	548,084
*	Ingersoll Rand Inc.	10,668,891	520,749
	Jacobs Engineering Group Inc.	3,678,126	490,736
	IDEX Corp.	2,143,438	471,664
	Textron Inc.	6,375,963	438,475
	Masco Corp.	7,167,555	422,241
	Westinghouse Air Brake Technologies Corp.	5,071,566	417,390
*	Bill.com Holdings Inc.	2,231,640	408,792
	Westrock Co.	7,526,687	400,570
	Cognex Corp.	4,740,731	398,458
	Fortune Brands Home & Security Inc.	3,916,268	390,099
	Crown Holdings Inc.	3,812,536	389,679
	JB Hunt Transport Services Inc.	2,388,250	389,165
*	Fair Isaac Corp.	772,656	388,399
*	XPO Logistics Inc.	2,742,003	383,579
*	Howmet Aerospace Inc.	11,044,048	380,688
	Packaging Corp. of America	2,683,939	363,459
	Graco Inc.	4,783,082	362,079
	Quanta Services Inc.	3,939,686	356,817
	Allegion plc	2,541,368	354,013
	CH Robinson Worldwide Inc.	3,758,175	352,028
	HEICO Corp. Class A	2,770,992	344,102
	Jack Henry & Associates Inc.	2,099,808	343,340
	Snap-on Inc.	1,527,677	341,329
	Lennox International Inc.	960,329	336,883
	Toro Co.	3,039,460	333,976
*	Trex Co. Inc.	3,259,852	333,189
	Booz Allen Hamilton Holding Corp. Class A	3,824,828	325,799
	RPM International Inc.	3,655,595	324,178
	Nordson Corp.	1,476,196	324,040
*	Axon Enterprise Inc.	1,825,164	322,689
	Pentair plc	4,693,236	316,746
*	Mohawk Industries Inc.	1,575,547	302,804
	Owens Corning	2,951,815	288,983
	Hubbell Inc. Class B	1,534,221	286,654
	Carlisle Cos. Inc.	1,474,949	282,276
	MKS Instruments Inc.	1,565,433	278,569
	A O Smith Corp.	3,800,725	273,880
*	Middleby Corp.	1,571,746	272,321
	Robert Half International Inc.	3,026,843	269,298
	Watsco Inc.	929,661	266,478
	Western Union Co.	11,570,592	265,777
*	AECOM	4,137,905	262,012
	AptarGroup Inc.	1,851,138	260,714
*	Sensata Technologies Holding plc	4,467,353	258,972
	Sealed Air Corp.	4,298,285	254,673
*	Builders FirstSource Inc.	5,848,127	249,481
*	Berry Global Group Inc.	3,811,566	248,590
*	WEX Inc.	1,258,414	244,006
	Oshkosh Corp.	1,939,675	241,761
	Genpact Ltd.	5,295,517	240,575
	Huntington Ingalls Industries Inc.	1,128,359	237,802
	Donaldson Co. Inc.	3,560,582	226,204
	ITT Inc.	2,432,043	222,751
	AGCO Corp.	1,703,393	222,088
44

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Lincoln Electric Holdings Inc.	1,682,114	221,551
	Brunswick Corp.	2,203,524	219,515
	Woodward Inc.	1,707,328	209,796
*	Paylocity Holding Corp.	1,080,079	206,079
*,1	Virgin Galactic Holdings Inc.	4,418,746	203,262
*	Euronet Worldwide Inc.	1,418,439	191,986
	Knight-Swift Transportation Holdings Inc. Class A	4,210,178	191,395
	Sonoco Products Co.	2,850,290	190,684
	EMCOR Group Inc.	1,543,142	190,100
*	Axalta Coating Systems Ltd.	6,192,451	188,808
	Acuity Brands Inc.	1,009,224	188,755
	Tetra Tech Inc.	1,531,251	186,874
*	TopBuild Corp.	934,828	184,890
*	Coherent Inc.	693,295	183,266
	ManpowerGroup Inc.	1,540,928	183,232
	MDU Resources Group Inc.	5,703,576	178,750
*	WillScot Mobile Mini Holdings Corp.	6,386,720	177,998
	Littelfuse Inc.	694,676	176,996
	Advanced Drainage Systems Inc.	1,511,609	176,208
	Louisiana-Pacific Corp.	2,893,357	174,440
	Landstar System Inc.	1,084,332	171,346
	Eagle Materials Inc.	1,197,441	170,168
*	MasTec Inc.	1,576,391	167,255
	MSA Safety Inc.	997,006	165,084
	Rexnord Corp.	3,215,497	160,903
	BWX Technologies Inc.	2,691,148	156,410
*	Saia Inc.	745,042	156,079
	Vontier Corp.	4,771,848	155,467
	Regal Beloit Corp.	1,148,887	153,388
	Maximus Inc.	1,737,007	152,805
	KBR Inc.	3,991,554	152,278
*	Chart Industries Inc.	1,026,568	150,207
*	Colfax Corp.	3,244,363	148,624
	Flowserve Corp.	3,685,125	148,584
	nVent Electric plc	4,737,988	148,015
*	WESCO International Inc.	1,418,487	145,849
	Armstrong World Industries Inc.	1,354,431	145,276
	Graphic Packaging Holding Co.	7,930,558	143,860
	Valmont Industries Inc.	601,250	141,925
	Spirit AeroSystems Holdings Inc. Class A	2,980,826	140,665
	Alliance Data Systems Corp.	1,336,119	139,210
*	ASGN Inc.	1,425,788	138,202
	Curtiss-Wright Corp.	1,160,719	137,847
	Simpson Manufacturing Co. Inc.	1,227,399	135,554
*	FTI Consulting Inc.	965,939	131,957
	Exponent Inc.	1,461,343	130,366
*	AZEK Co. Inc. Class A	3,064,412	130,115
*	AMN Healthcare Services Inc.	1,338,860	129,843
	Crane Co.	1,402,441	129,543
	John Bean Technologies Corp.	896,903	127,916
	Air Lease Corp. Class A	3,063,079	127,853
*	Itron Inc.	1,271,073	127,082
	Allison Transmission Holdings Inc.	3,097,890	123,110
*	Resideo Technologies Inc.	4,069,709	122,091
	Altra Industrial Motion Corp.	1,834,566	119,283
	EnerSys	1,211,608	118,410
*	ACI Worldwide Inc.	3,152,743	117,093
*	Summit Materials Inc. Class A	3,279,362	114,286
	Watts Water Technologies Inc. Class A	777,804	113,489
	MSC Industrial Direct Co. Inc. Class A	1,261,169	113,165
	Korn Ferry	1,525,317	110,662
45

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Shift4 Payments Inc. Class A	1,157,289	108,461
	Brink's Co.	1,405,988	108,036
	Ryder System Inc.	1,449,513	107,742
*	Mercury Systems Inc.	1,592,941	105,580
*	Kirby Corp.	1,704,462	103,359
	Aerojet Rocketdyne Holdings Inc.	2,123,352	102,537
	UniFirst Corp.	432,060	101,379
	Applied Industrial Technologies Inc.	1,100,097	100,175
	Triton International Ltd.	1,912,601	100,106
*	Kratos Defense & Security Solutions Inc.	3,487,975	99,372
*,1	Bloom Energy Corp. Class A	3,679,729	98,874
*,1	Affirm Holdings Inc. Class A	1,457,983	98,195
*	ExlService Holdings Inc.	904,496	96,112
	Silgan Holdings Inc.	2,302,199	95,541
*	Atkore Inc.	1,324,942	94,071
	HB Fuller Co.	1,471,960	93,631
	Insperity Inc.	1,028,582	92,953
*,1	Nikola Corp.	5,004,355	90,379
	Terex Corp.	1,877,909	89,426
	Franklin Electric Co. Inc.	1,105,558	89,130
	EVERTEC Inc.	2,041,213	89,099
	GATX Corp.	994,750	88,006
	HEICO Corp.	618,783	86,271
	Kennametal Inc.	2,367,703	85,048
	ABM Industries Inc.	1,904,315	84,456
	Hillenbrand Inc.	1,907,969	84,103
*	Beacon Roofing Supply Inc.	1,577,921	84,024
*,1	Marathon Digital Holdings Inc.	2,669,530	83,743
*	Welbilt Inc.	3,611,112	83,597
	Installed Building Products Inc.	676,475	82,773
*,5	API Group Corp.	3,956,166	82,644
	Badger Meter Inc.	829,632	81,403
*	TriNet Group Inc.	1,122,305	81,345
	Macquarie Infrastructure Corp.	2,115,980	80,979
*	Herc Holdings Inc.	703,314	78,820
	SPX FLOW Inc.	1,198,239	78,173
	Matson Inc.	1,219,635	78,057
	Albany International Corp. Class A	872,145	77,848
*	Masonite International Corp.	696,365	77,847
*	CryoPort Inc.	1,225,033	77,300
	Maxar Technologies Inc.	1,935,469	77,264
	Comfort Systems USA Inc.	979,386	77,166
*	Allegheny Technologies Inc.	3,614,490	75,362
*	SPX Corp.	1,220,407	74,542
	AAON Inc.	1,187,959	74,355
*	O-I Glass Inc.	4,480,723	73,170
	Brady Corp. Class A	1,303,372	73,041
	Werner Enterprises Inc.	1,633,887	72,741
*	Proto Labs Inc.	787,296	72,274
*	Fluor Corp.	4,018,692	71,131
*	Gibraltar Industries Inc.	926,920	70,733
	Forward Air Corp.	781,801	70,167
	Barnes Group Inc.	1,366,620	70,039
	Trinity Industries Inc.	2,602,278	69,975
	Moog Inc. Class A	831,967	69,935
*	Green Dot Corp. Class A	1,464,342	68,604
	Federal Signal Corp.	1,701,356	68,446
	ManTech International Corp. Class A	771,869	66,798
*	AeroVironment Inc.	659,217	66,021
	ESCO Technologies Inc.	702,359	65,888
	Helios Technologies Inc.	825,724	64,448
46

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Mueller Water Products Inc. Class A	4,447,966	64,140
	Belden Inc.	1,260,674	63,752
*	JELD-WEN Holding Inc.	2,399,751	63,017
*	Navistar International Corp.	1,404,936	62,520
*	Dycom Industries Inc.	828,344	61,736
*	Vicor Corp.	580,673	61,400
*	Hub Group Inc. Class A	895,581	59,090
*	Sykes Enterprises Inc.	1,099,506	59,043
	Raven Industries Inc.	1,012,442	58,570
	Otter Tail Corp.	1,180,926	57,641
	Deluxe Corp.	1,200,069	57,327
	EnPro Industries Inc.	585,765	56,907
*	Verra Mobility Corp. Class A	3,695,452	56,799
	Kadant Inc.	321,510	56,615
*,1	TuSimple Holdings Inc. Class A	784,135	55,862
	McGrath RentCorp	680,925	55,543
*	Atlas Air Worldwide Holdings Inc.	813,690	55,420
*	GMS Inc.	1,139,732	54,867
	TTEC Holdings Inc.	523,185	53,935
	Granite Construction Inc.	1,289,078	53,535
*,1	PureCycle Technologies Inc.	2,261,758	53,491
	Greif Inc. Class A	859,026	52,014
*,1	Workhorse Group Inc.	3,130,526	51,935
	CSW Industrials Inc.	436,220	51,675
*	Ferro Corp.	2,343,313	50,545
	Lindsay Corp.	303,302	50,130
*	Repay Holdings Corp. Class A	2,044,432	49,148
*	Cimpress plc	444,558	48,195
*	Meritor Inc.	2,046,937	47,939
*	OSI Systems Inc.	468,930	47,662
	Alamo Group Inc.	309,750	47,293
	ADT Inc.	4,325,758	46,675
*	CBIZ Inc.	1,410,307	46,216
	Patrick Industries Inc.	632,355	46,162
*,1	Desktop Metal Inc. Class A	3,963,475	45,580
	Enerpac Tool Group Corp. Class A	1,711,339	45,556
*,1	Danimer Scientific Inc.	1,818,203	45,546
	ICF International Inc.	502,017	44,107
*,1	BTRS Holdings Inc.	3,364,490	42,460
	Primoris Services Corp.	1,433,456	42,187
	Encore Wire Corp.	548,232	41,551
	Tennant Co.	507,398	40,516
*	MYR Group Inc.	444,072	40,375
	ArcBest Corp.	678,974	39,509
*	American Woodmark Corp.	478,785	39,112
*	FARO Technologies Inc.	501,671	39,015
	Astec Industries Inc.	612,999	38,582
	Kaman Corp.	765,384	38,575
*	Air Transport Services Group Inc.	1,659,450	38,549
	Griffon Corp.	1,498,370	38,403
*,1	Marqeta Inc. Class A	1,362,693	38,251
*	TriMas Corp.	1,230,863	37,332
	Mesa Laboratories Inc.	136,330	36,969
	AZZ Inc.	713,725	36,957
*	ZipRecruiter Inc. Class A	1,467,046	36,647
*	PGT Innovations Inc.	1,572,750	36,535
*	Evo Payments Inc. Class A	1,314,545	36,465
*	AAR Corp.	935,454	36,249
	Columbus McKinnon Corp.	743,622	35,872
*	Triumph Group Inc.	1,716,691	35,621
	Shyft Group Inc.	950,474	35,557
47

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Greenbrier Cos. Inc.	791,655	34,500
*,1	Hyliion Holdings Corp.	2,922,727	34,050
	Kforce Inc.	539,109	33,926
*	NV5 Global Inc.	358,828	33,913
*	Hayward Holdings Inc.	1,298,042	33,775
*	Conduent Inc.	4,494,729	33,710
*	US Concrete Inc.	454,253	33,524
	Standex International Corp.	351,795	33,389
	Schneider National Inc. Class B	1,478,601	32,189
*	Huron Consulting Group Inc.	647,949	31,847
*	Montrose Environmental Group Inc.	586,968	31,497
*	Energy Recovery Inc.	1,359,324	30,965
*	Ranpak Holdings Corp. Class A	1,209,273	30,268
*	Lydall Inc.	487,783	29,521
*	Cornerstone Building Brands Inc.	1,603,906	29,159
	H&E Equipment Services Inc.	873,993	29,078
*	Construction Partners Inc. Class A	914,839	28,726
*	TrueBlue Inc.	1,019,369	28,654
*,1	Velodyne Lidar Inc.	2,672,435	28,435
	Apogee Enterprises Inc.	689,634	28,089
	Marten Transport Ltd.	1,601,345	26,406
*	Veritiv Corp.	426,929	26,222
*	Donnelley Financial Solutions Inc.	791,544	26,121
	CAI International Inc.	453,998	25,424
	Douglas Dynamics Inc.	623,414	25,367
*	Great Lakes Dredge & Dock Corp.	1,710,436	24,989
	Heidrick & Struggles International Inc.	557,731	24,847
*	Advantage Solutions Inc.	2,236,634	24,133
*	Kelly Services Inc. Class A	976,018	23,395
	Quanex Building Products Corp.	941,246	23,381
*,1	View Inc.	2,745,486	23,282
*	Manitowoc Co. Inc.	939,338	23,014
	Heartland Express Inc.	1,338,215	22,924
*	Echo Global Logistics Inc.	742,014	22,810
*	Aspen Aerogels Inc.	747,248	22,358
*	Gates Industrial Corp. plc	1,233,403	22,288
	Chase Corp.	215,808	22,144
*	Modine Manufacturing Co.	1,333,612	22,125
	Wabash National Corp.	1,376,776	22,028
	Myers Industries Inc.	1,048,249	22,013
*	Paya Holdings Inc. Class A	1,970,068	21,710
	Hyster-Yale Materials Handling Inc.	285,978	20,871
	Gorman-Rupp Co.	593,242	20,431
	Argan Inc.	425,721	20,345
*	SP Plus Corp.	661,461	20,234
*	Forterra Inc.	836,601	19,668
*	Cantaloupe Inc.	1,593,057	18,894
*	BrightView Holdings Inc.	1,162,020	18,732
*	CIRCOR International Inc.	566,549	18,469
*	Sterling Construction Co. Inc.	749,317	18,081
*,1	Blade Air Mobility Inc.	1,650,136	17,326
	CRA International Inc.	201,915	17,284
	Cass Information Systems Inc.	422,382	17,212
*	Titan Machinery Inc.	550,640	17,037
*,1	Eos Energy Enterprises Inc.	938,428	16,854
*	Cross Country Healthcare Inc.	1,019,510	16,832
*	Ducommun Inc.	303,947	16,583
	Insteel Industries Inc.	513,330	16,504
*	Thermon Group Holdings Inc.	952,869	16,237
*	DXP Enterprises Inc.	482,596	16,070
	Ennis Inc.	728,002	15,667
48

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Tutor Perini Corp.	1,130,076	15,652
*	Vivint Smart Home Inc.	1,176,400	15,528
	National Presto Industries Inc.	150,214	15,269
*	Napco Security Technologies Inc.	418,132	15,207
*	PAE Inc.	1,704,528	15,170
	Barrett Business Services Inc.	206,890	15,022
	Pactiv Evergreen Inc.	994,777	14,991
*	Transcat Inc.	265,087	14,980
*	Vectrus Inc.	313,147	14,903
*	Forrester Research Inc.	324,708	14,872
	REV Group Inc.	920,654	14,445
	VSE Corp.	291,463	14,430
*	International Money Express Inc.	910,441	13,520
*,1	Eagle Bulk Shipping Inc.	281,146	13,304
*	Franklin Covey Co.	410,164	13,269
	International Seaways Inc.	691,489	13,263
*	BlueLinx Holdings Inc.	261,693	13,158
	Resources Connection Inc.	901,901	12,951
*	First Advantage Corp.	643,845	12,819
	Miller Industries Inc.	315,992	12,463
*	RR Donnelley & Sons Co.	1,931,905	12,132
*	Vishay Precision Group Inc.	355,802	12,112
*	Titan International Inc.	1,427,504	12,105
	Allied Motion Technologies Inc.	349,796	12,078
*,1	TaskUS Inc. Class A	350,090	11,987
*	Willdan Group Inc.	317,582	11,954
*	Babcock & Wilcox Enterprises Inc.	1,473,372	11,610
*	IES Holdings Inc.	224,702	11,541
*	ShotSpotter Inc.	236,401	11,529
*	Astronics Corp.	650,821	11,396
*	Blue Bird Corp.	455,720	11,329
	Information Services Group Inc.	1,907,076	11,156
*	GreenSky Inc. Class A	1,983,362	11,008
*	I3 Verticals Inc. Class A	359,663	10,869
*,1	ExOne Co.	500,558	10,832
*,1	Latch Inc.	877,131	10,762
*,1	Paymentus Holdings Inc. Class A	283,893	10,078
*	Flywire Corp.	271,261	9,966
	Kronos Worldwide Inc.	689,516	9,874
*	Commercial Vehicle Group Inc.	924,539	9,828
*,1	Custom Truck One Source Inc.	1,027,653	9,783
*,1	Lightning eMotors Inc.	1,102,423	9,161
*	Daseke Inc.	1,402,247	9,087
*	Yellow Corp.	1,394,417	9,078
*	Acacia Research Corp.	1,298,563	8,778
*	Rekor Systems Inc.	843,957	8,575
*	Luna Innovations Inc.	773,993	8,382
*	Iteris Inc.	1,233,168	8,201
*,1	AgEagle Aerial Systems Inc.	1,556,200	8,201
	Park Aerospace Corp.	538,726	8,027
	Powell Industries Inc.	257,189	7,960
*	Diamond S Shipping Inc.	784,300	7,812
*	Atlanticus Holdings Corp.	192,515	7,643
*	Infrastructure & Energy Alternatives Inc.	593,965	7,638
	Park-Ohio Holdings Corp.	236,158	7,590
*	Radiant Logistics Inc.	1,069,177	7,409
*	Atlas Technical Consultants Inc. Class A	751,540	7,275
*	Covenant Logistics Group Inc. Class A	347,048	7,177
*,1	Byrna Technologies Inc.	312,800	7,107
	United States Lime & Minerals Inc.	50,504	7,025
*	Lawson Products Inc.	127,381	6,816
49

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	GP Strategies Corp.	416,719	6,551
*	Concrete Pumping Holdings Inc.	736,435	6,238
	Preformed Line Products Co.	83,618	6,204
*	CECO Environmental Corp.	842,345	6,031
	Hurco Cos. Inc.	168,174	5,886
	LSI Industries Inc.	727,944	5,831
*	US Xpress Enterprises Inc. Class A	673,204	5,790
*	Team Inc.	847,021	5,675
	Universal Logistics Holdings Inc.	238,095	5,548
*,1	HC2 Holdings Inc.	1,370,804	5,456
*,1	Agrify Corp.	446,577	5,314
*	Horizon Global Corp.	626,103	5,309
*,1	MICT Inc.	2,232,531	5,224
*	Mistras Group Inc.	523,821	5,149
*,1	Wrap Technologies Inc.	640,156	5,025
*	L B Foster Co. Class A	265,312	4,945
*	Mayville Engineering Co. Inc.	239,410	4,815
*	PFSweb Inc.	650,605	4,801
*,1	Orion Energy Systems Inc.	831,757	4,766
*,1	Energous Corp.	1,659,791	4,764
*	Gencor Industries Inc.	387,190	4,708
*	Twin Disc Inc.	326,599	4,648
*	Orion Group Holdings Inc.	803,116	4,618
*	DHI Group Inc.	1,365,869	4,617
*	StarTek Inc.	630,353	4,494
*	Overseas Shipholding Group Inc. Class A	2,148,404	4,490
*,1	IZEA Worldwide Inc.	1,750,763	4,464
	Graham Corp.	318,330	4,380
*	Select Interior Concepts Inc. Class A	445,023	4,183
*	ServiceSource International Inc.	2,899,331	4,088
*	EVI Industries Inc.	135,461	3,847
*	Quad/Graphics Inc.	926,955	3,847
*	Karat Packaging Inc.	188,473	3,839
	BGSF Inc.	308,654	3,809
*	Performant Financial Corp.	1,014,589	3,805
*,1	Ault Global Holdings Inc.	1,336,600	3,769
	HireQuest Inc.	203,311	3,763
*	Manitex International Inc.	508,183	3,705
*	Armstrong Flooring Inc.	588,289	3,642
*	Paysign Inc.	1,117,186	3,553
*	Huttig Building Products Inc.	593,725	3,432
*	Hill International Inc.	1,356,592	3,378
*	Usio Inc.	525,299	3,362
*	Target Hospitality Corp.	877,423	3,255
*	Core Molding Technologies Inc.	209,320	3,230
*,1	AerSale Corp.	258,600	3,222
*	USA Truck Inc.	196,807	3,163
*	Hudson Technologies Inc.	884,344	3,007
*	PAM Transportation Services Inc.	54,959	2,899
*,1	GreenBox POS	238,100	2,841
*,1	Alpha Pro Tech Ltd.	331,283	2,839
*	ClearSign Technologies Corp.	587,850	2,822
*	Williams Industrial Services Group Inc.	468,192	2,730
*	Ultralife Corp.	320,629	2,687
*	Research Solutions Inc.	907,625	2,596
*	AIkido Pharma Inc.	2,683,200	2,568
*	Document Security Systems Inc.	1,372,800	2,457
*,1	Digital Ally Inc.	1,259,808	2,268
*	DLH Holdings Corp.	193,212	2,257
*	Frequency Electronics Inc.	222,635	2,182
*	Limbach Holdings Inc.	229,935	2,129
50

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Volt Information Sciences Inc.	458,545	2,096
*,1	Broadwind Inc.	453,193	2,053
*,1	FreightCar America Inc.	344,996	2,046
*,1	ENGlobal Corp.	638,962	1,936
*	VirTra Inc.	262,651	1,936
*,1	Toughbuilt Industries Inc.	2,314,700	1,926
	Innovative Solutions & Support Inc.	297,609	1,866
*	RF Industries Ltd.	248,889	1,857
	Greif Inc. Class B	28,662	1,691
*,1	Astrotech Corp.	1,251,592	1,665
*	Mechanical Technology Inc.	214,352	1,608
*,1	Coda Octopus Group Inc.	183,468	1,596
*	CPI Aerostructures Inc.	436,504	1,550
*,1	Polar Power Inc.	161,302	1,511
*,1	LightPath Technologies Inc. Class A	591,849	1,503
*	GEE Group Inc.	2,528,303	1,449
*	Willis Lease Finance Corp.	31,755	1,361
*	Smith-Midland Corp.	54,828	1,294
*	Legalzoom.com Inc.	33,951	1,285
*	Wireless Telecom Group Inc.	305,882	1,245
*,1	Odyssey Marine Exploration Inc.	195,210	1,242
*,1	Applied DNA Sciences Inc.	178,298	1,211
*	Hudson Global Inc.	66,260	1,162
*	Ballantyne Strong Inc.	226,711	1,086
*	LS Starrett Co. Class A	110,773	1,035
*,1	Lightbridge Corp.	137,491	1,013
*	Bowman Consulting Group Ltd.	70,500	976
*	Air Industries Group	747,231	971
*	Sypris Solutions Inc.	259,975	967
*	Air T Inc.	32,804	812
*	Where Food Comes From Inc.	42,385	672
	Taitron Components Inc. Class A	126,100	628
*	AmpliTech Group Inc.	132,700	614
*	OLB Group Inc.	109,700	599
*	Cemtrex Inc.	375,600	567
	Espey Manufacturing & Electronics Corp.	36,520	541
	Image Sensing Systems Inc.	79,211	539
*	Bio-key International Inc.	138,019	524
*,1	ALJ Regional Holdings Inc.	281,448	509
	Pioneer Power Solutions Inc.	107,157	500
*	Jewett-Cameron Trading Co. Ltd.	32,900	320
*,1	Staffing 360 Solutions Inc.	535,078	307
*,1	SG Blocks Inc.	55,609	306
*,1	ShiftPixy Inc.	114,467	270
*,1	Energy Focus Inc.	48,431	193
*	TOMI Environmental Solutions Inc.	58,422	168
*	P&F Industries Inc. Class A	19,462	130
*	LGL Group Inc.	8,954	93
*	Servotronics Inc.	5,014	43
*	Schmitt Industries Inc.	5,191	29
*	Air T Funding Warrants Exp. 08/30/2021	90,675	12
*	LGL Group Inc. Warrants Exp. 12/16/2025	2,391	1
*,2	Patriot National Inc.	129,819	—
*	Eagle Bulk Shipping Inc. Warrants Exp. 10/15/2021	1	—
			173,796,716
Other (0.00%)[6]
*,2	New York REIT Liquidating LLC	19,100	227
*,2	Proteostasis Therapeutics Inc. CVR	1,195,732	129
*,2	Contra A/S CVR	780,631	70
*,2	First Eagle Private Credit LLC CVR	551,185	50
*,2	Ominto Inc.	101,171	42
51

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Contra Costa County Public Financing Authority CVR	400,874	—
*,2	Contra Costa County Board of Education CVR	70,194	—
			529
Real Estate (3.46%)
	American Tower Corp.	12,810,101	3,460,521
	Prologis Inc.	20,900,243	2,498,206
	Crown Castle International Corp.	12,212,087	2,382,578
	Equinix Inc.	2,531,089	2,031,452
	Public Storage	4,204,480	1,264,245
	Simon Property Group Inc.	9,283,605	1,211,325
	Digital Realty Trust Inc.	7,958,025	1,197,364
	SBA Communications Corp.	3,091,244	985,179
	Welltower Inc.	11,801,233	980,682
*	CoStar Group Inc.	11,158,068	924,111
	AvalonBay Communities Inc.	3,947,928	823,893
	Equity Residential	10,044,426	773,421
*	CBRE Group Inc. Class A	9,013,659	772,741
	Alexandria Real Estate Equities Inc.	4,148,449	754,769
	Weyerhaeuser Co.	21,177,143	728,917
	Realty Income Corp.	10,569,891	705,435
	Extra Space Storage Inc.	3,766,037	616,952
	Ventas Inc.	10,607,509	605,689
	Invitation Homes Inc.	16,061,562	598,936
	Essex Property Trust Inc.	1,838,419	551,544
	Mid-America Apartment Communities Inc.	3,238,873	545,491
	Sun Communities Inc.	3,161,878	541,946
	Healthpeak Properties Inc.	15,236,521	507,224
	Duke Realty Corp.	10,608,060	502,292
	VICI Properties Inc.	15,184,263	471,016
	Boston Properties Inc.	3,971,290	455,070
	UDR Inc.	8,394,473	411,161
*	Zillow Group Inc. Class C	3,064,180	374,504
	WP Carey Inc.	5,012,164	374,008
	Camden Property Trust	2,765,696	366,925
	Iron Mountain Inc.	8,165,211	345,552
	Equity LifeStyle Properties Inc.	4,643,077	345,027
*	Host Hotels & Resorts Inc.	19,962,064	341,152
*	Zillow Group Inc. Class A	2,711,548	332,246
	Medical Properties Trust Inc.	16,528,329	332,219
	Regency Centers Corp.	4,807,900	308,042
	American Homes 4 Rent Class A	7,741,537	300,759
	VEREIT Inc.	6,482,849	297,757
	Gaming & Leisure Properties Inc.	6,256,179	289,849
*	Jones Lang LaSalle Inc.	1,450,498	283,514
	Americold Realty Trust	7,150,464	270,645
	CubeSmart	5,651,811	261,792
	Federal Realty Investment Trust	2,196,395	257,352
	Lamar Advertising Co. Class A	2,452,290	256,068
	CyrusOne Inc.	3,450,361	246,770
	Kimco Realty Corp.	11,655,315	243,013
	Omega Healthcare Investors Inc.	6,629,302	240,577
	Vornado Realty Trust	5,146,453	240,185
	STORE Capital Corp.	6,829,092	235,672
	National Retail Properties Inc.	4,971,879	233,082
	Life Storage Inc.	2,152,690	231,091
	Kilroy Realty Corp.	3,296,268	229,552
	Rexford Industrial Realty Inc.	4,011,135	228,434
	Apartment Income REIT Corp.	4,407,806	209,062
	Brixmor Property Group Inc.	8,413,668	192,589
	First Industrial Realty Trust Inc.	3,663,913	191,366
52

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	EastGroup Properties Inc.	1,124,790	184,972
	American Campus Communities Inc.	3,903,999	182,395
*	Redfin Corp.	2,790,739	176,961
	STAG Industrial Inc.	4,504,184	168,592
	Healthcare Trust of America Inc. Class A	6,200,387	165,550
	CoreSite Realty Corp.	1,217,979	163,940
	Douglas Emmett Inc.	4,722,358	158,766
	SL Green Realty Corp.	1,963,288	157,063
	Spirit Realty Capital Inc.	3,256,441	155,788
	Cousins Properties Inc.	4,211,919	154,914
	QTS Realty Trust Inc. Class A	1,933,675	149,473
	Rayonier Inc.	3,922,312	140,929
	Agree Realty Corp.	1,943,611	137,005
	Highwoods Properties Inc.	2,951,873	133,336
*	Park Hotels & Resorts Inc.	6,360,590	131,092
	Innovative Industrial Properties Inc.	678,171	129,544
	Terreno Realty Corp.	1,942,414	125,325
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,215,942	124,425
	Healthcare Realty Trust Inc.	3,964,625	119,732
	Hudson Pacific Properties Inc.	4,277,174	118,991
*	Howard Hughes Corp.	1,171,561	114,180
	JBG SMITH Properties	3,538,527	111,499
*	EPR Properties	2,113,008	111,313
	Physicians Realty Trust	6,001,913	110,855
*	Ryman Hospitality Properties Inc.	1,403,166	110,794
	Weingarten Realty Investors	3,448,146	110,582
	Sabra Health Care REIT Inc.	6,043,959	110,000
*	DigitalBridge Group Inc.	13,759,779	108,702
[1]	Broadstone Net Lease Inc. Class A	4,401,411	103,037
[1]	Macerich Co.	5,539,557	101,097
*	Outfront Media Inc.	4,114,774	98,878
	Lexington Realty Trust	8,159,103	97,501
	PotlatchDeltic Corp.	1,804,242	95,895
	Apple Hospitality REIT Inc.	6,035,445	92,101
	Essential Properties Realty Trust Inc.	3,310,130	89,506
	Corporate Office Properties Trust	3,182,851	89,088
	Pebblebrook Hotel Trust	3,713,354	87,450
	National Storage Affiliates Trust	1,715,621	86,742
	PS Business Parks Inc.	580,725	85,994
	Equity Commonwealth	3,258,097	85,362
	National Health Investors Inc.	1,213,072	81,337
*	Sunstone Hotel Investors Inc.	6,156,764	76,467
	SITE Centers Corp.	5,026,905	75,705
*	eXp World Holdings Inc.	1,839,623	71,322
	RLJ Lodging Trust	4,673,445	71,177
	Uniti Group Inc.	6,661,707	70,548
	Retail Properties of America Inc. Class A	6,129,548	70,183
	Kennedy-Wilson Holdings Inc.	3,390,424	67,368
	Brandywine Realty Trust	4,881,219	66,922
	Piedmont Office Realty Trust Inc. Class A	3,458,661	63,882
	CareTrust REIT Inc.	2,728,983	63,394
*	Cushman & Wakefield plc	3,501,607	61,173
*	Xenia Hotels & Resorts Inc.	3,251,643	60,903
	Urban Edge Properties	3,169,631	60,540
*	Realogy Holdings Corp.	3,292,063	59,981
	Four Corners Property Trust Inc.	2,148,424	59,318
	Service Properties Trust	4,660,246	58,719
*	DiamondRock Hospitality Co.	6,001,178	58,211
	Empire State Realty Trust Inc. Class A	4,814,089	57,769
	Columbia Property Trust Inc.	3,258,956	56,673
	Retail Opportunity Investments Corp.	3,177,193	56,109
53

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Washington REIT	2,372,453	54,566
	Acadia Realty Trust	2,465,673	54,146
	Kite Realty Group Trust	2,416,449	53,186
	Paramount Group Inc.	5,271,889	53,088
	Independence Realty Trust Inc.	2,895,707	52,789
	Newmark Group Inc. Class A	4,350,322	52,247
[1]	Tanger Factory Outlet Centers Inc.	2,699,186	50,880
	Industrial Logistics Properties Trust	1,879,910	49,141
	Easterly Government Properties Inc.	2,303,661	48,561
	Monmouth Real Estate Investment Corp.	2,593,323	48,547
	Global Net Lease Inc.	2,622,796	48,522
	American Assets Trust Inc.	1,212,333	45,208
	St. Joe Co.	992,364	44,269
	LTC Properties Inc.	1,114,937	42,802
	Office Properties Income Trust	1,350,502	39,583
	Mack-Cali Realty Corp.	2,278,044	39,068
	Alexander & Baldwin Inc.	1,985,389	36,372
[1]	Safehold Inc.	453,788	35,622
*	CoreCivic Inc.	3,378,790	35,376
	NexPoint Residential Trust Inc.	639,928	35,183
	Getty Realty Corp.	1,051,850	32,765
	Community Healthcare Trust Inc.	640,035	30,376
	Centerspace	379,277	29,925
	RPT Realty	2,246,772	29,163
	Diversified Healthcare Trust	6,607,207	27,618
	Apartment Investment & Management Co. Class A	4,070,052	27,310
*	Marcus & Millichap Inc.	701,849	27,281
*	Summit Hotel Properties Inc.	2,878,842	26,860
	American Finance Trust Inc. Class A	3,104,298	26,324
	UMH Properties Inc.	1,131,282	24,685
	Global Medical REIT Inc.	1,605,635	23,699
[1]	GEO Group Inc.	3,288,345	23,413
	Gladstone Commercial Corp.	1,037,601	23,408
	NETSTREIT Corp.	994,183	22,926
*	Rafael Holdings Inc. Class B	447,369	22,838
	Armada Hoffler Properties Inc.	1,654,180	21,984
	Universal Health Realty Income Trust	354,589	21,825
	Brookfield Property REIT Inc. Class A	996,534	18,825
	Ares Commercial Real Estate Corp.	1,269,255	18,645
	New Senior Investment Group Inc.	2,097,511	18,416
	Gladstone Land Corp.	740,020	17,805
*,1	Ashford Hospitality Trust Inc.	3,898,517	17,777
*	Chatham Lodging Trust	1,342,641	17,280
*	CorePoint Lodging Inc.	1,543,908	16,520
	RE/MAX Holdings Inc. Class A	492,522	16,416
	CatchMark Timber Trust Inc. Class A	1,402,499	16,409
	Urstadt Biddle Properties Inc. Class A	846,342	16,402
	RMR Group Inc. Class A	420,615	16,253
	Alexander's Inc.	58,454	15,663
	Saul Centers Inc.	339,088	15,412
	Plymouth Industrial REIT Inc.	767,187	15,359
*,1	Seritage Growth Properties Class A	794,755	14,624
	Franklin Street Properties Corp.	2,756,300	14,498
	City Office REIT Inc.	1,122,941	13,958
*	Tejon Ranch Co.	845,370	12,858
	Preferred Apartment Communities Inc. Class A	1,314,513	12,817
	One Liberty Properties Inc.	419,461	11,909
*	Hersha Hospitality Trust Class A	1,060,866	11,415
	Retail Value Inc.	492,728	10,717
*	Forestar Group Inc.	470,486	9,838
	Whitestone REIT	1,117,150	9,217
54

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	CTO Realty Growth Inc.	164,258	8,791
*	FRP Holdings Inc.	155,246	8,644
	Farmland Partners Inc.	711,528	8,574
*,1	Braemar Hotels & Resorts Inc.	1,278,090	7,937
[1]	Postal Realty Trust Inc. Class A	430,146	7,846
	Bluerock Residential Growth REIT Inc. Class A	745,737	7,584
*	Vidler Water Resouces Inc.	506,162	6,732
	BRT Apartments Corp.	351,558	6,096
*	Stratus Properties Inc.	226,798	5,595
	Alpine Income Property Trust Inc.	274,370	5,219
*,1	Fathom Holdings Inc.	153,685	5,039
	Cedar Realty Trust Inc.	285,487	4,808
	Indus Realty Trust Inc.	72,441	4,756
*,1	Pennsylvania REIT	1,592,109	3,964
*	Power REIT	94,775	3,807
[1]	New York City REIT Inc. Class A	265,600	3,479
[1]	CIM Commercial Trust Corp.	360,617	3,228
	Clipper Realty Inc.	405,006	2,977
	CorEnergy Infrastructure Trust Inc.	402,903	2,667
*	Maui Land & Pineapple Co. Inc.	202,110	2,169
	Global Self Storage Inc.	358,172	1,866
	Urstadt Biddle Properties Inc.	113,846	1,828
*	Condor Hospitality Trust Inc.	211,609	1,284
*	Altisource Portfolio Solutions SA	144,467	1,284
*,1	Alset EHome International Inc. Class A	216,800	1,231
*	Sotherly Hotels Inc.	337,518	1,013
*,1	Comstock Holding Cos. Inc. Class A	164,051	981
*,1	Harbor Custom Development Inc.	238,051	771
*,2	Spirit MTA REIT	2,854,330	764
*	Trinity Place Holdings Inc.	327,367	691
*	Wheeler REIT Inc.	130,830	662
*,1	Avalon GloboCare Corp.	503,243	494
*,1	Compass Inc. Class A	34,811	457
*	JW Mays Inc.	2,985	92
*	AMREP Corp.	3,400	40
*	Transcontinental Realty Investors Inc.	706	24
*,1	CIM Commercial Trust Corp. Rights	274,863	—
			43,552,017
Technology (26.97%)
	Apple Inc.	447,774,417	61,327,183
	Microsoft Corp.	212,736,932	57,630,435
*	Facebook Inc. Class A	67,679,030	23,532,676
*	Alphabet Inc. Class A	8,484,554	20,717,499
*	Alphabet Inc. Class C	7,778,705	19,495,924
	NVIDIA Corp.	16,717,635	13,375,780
*	Adobe Inc.	13,502,096	7,907,367
	Intel Corp.	114,059,454	6,403,298
*	salesforce.com Inc.	24,747,719	6,045,125
	Broadcom Inc.	10,956,982	5,224,727
	Texas Instruments Inc.	26,086,761	5,016,484
	QUALCOMM Inc.	31,862,594	4,554,121
	Oracle Corp.	48,870,718	3,804,097
	International Business Machines Corp.	25,239,316	3,699,831
	Applied Materials Inc.	25,923,521	3,691,509
	Intuit Inc.	7,333,298	3,594,563
*	Advanced Micro Devices Inc.	34,322,492	3,223,912
*	ServiceNow Inc.	5,578,108	3,065,449
*	Micron Technology Inc.	31,679,475	2,692,122
	Lam Research Corp.	4,029,137	2,621,759
*	Snap Inc. Class A	32,238,697	2,196,745
*	Zoom Video Communications Inc. Class A	5,672,153	2,195,293
55

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Autodesk Inc.	6,217,639	1,814,929
*	Twilio Inc. Class A	4,585,428	1,807,392
	Analog Devices Inc.	10,421,560	1,794,176
*	Snowflake Inc. Class A	7,107,185	1,718,517
*	Twitter Inc.	21,420,213	1,473,925
*	DocuSign Inc.	5,219,151	1,459,118
*	Crowdstrike Holdings Inc. Class A	5,624,032	1,413,375
	KLA Corp.	4,331,192	1,404,216
	Roper Technologies Inc.	2,972,978	1,397,894
	Marvell Technology Inc.	22,612,688	1,318,998
*	Workday Inc. Class A	5,334,816	1,273,634
	TE Connectivity Ltd.	9,328,364	1,261,288
*	Pinterest Inc. Class A	15,454,626	1,220,143
*,1	Palantir Technologies Inc. Class A	45,878,662	1,209,362
*	Synopsys Inc.	4,311,711	1,189,127
*	Match Group Inc.	7,249,012	1,168,903
	Amphenol Corp. Class A	16,883,132	1,154,975
	Microchip Technology Inc.	7,712,324	1,154,843
*	Cadence Design Systems Inc.	7,863,524	1,075,887
	HP Inc.	35,230,807	1,063,618
	Cognizant Technology Solutions Corp. Class A	14,900,567	1,032,013
	Xilinx Inc.	6,946,761	1,004,780
*	Okta Inc. Class A	4,050,247	991,014
*	Palo Alto Networks Inc.	2,614,543	970,126
*	Fortinet Inc.	3,922,835	934,380
	Skyworks Solutions Inc.	4,664,952	894,505
	Corning Inc.	21,645,901	885,317
*	ANSYS Inc.	2,462,999	854,808
	Maxim Integrated Products Inc.	7,586,451	799,308
*	EPAM Systems Inc.	1,514,286	773,740
*	Dell Technologies Inc. Class C	7,437,481	741,294
*	HubSpot Inc.	1,253,833	730,634
	CDW Corp.	3,961,432	691,864
*	Cloudflare Inc. Class A	6,512,659	689,300
*	Splunk Inc.	4,623,802	668,509
*	Datadog Inc. Class A	6,275,064	653,109
*	RingCentral Inc. Class A	2,166,899	629,658
	Teradyne Inc.	4,699,688	629,570
*	Qorvo Inc.	3,182,826	622,720
*	VeriSign Inc.	2,705,749	616,072
*	MongoDB Inc. Class A	1,665,755	602,204
*	Slack Technologies Inc. Class A	13,487,615	597,501
*	Western Digital Corp.	8,228,043	585,590
*	Gartner Inc.	2,310,609	559,629
*	Coupa Software Inc.	2,071,808	543,042
*	Akamai Technologies Inc.	4,605,185	536,965
	Hewlett Packard Enterprise Co.	36,796,463	536,492
*	Paycom Software Inc.	1,446,236	525,663
*	Tyler Technologies Inc.	1,151,156	520,748
*,1	DoorDash Inc. Class A	2,910,621	519,051
	NetApp Inc.	6,292,303	514,836
	Seagate Technology Holdings plc	5,822,957	512,013
*	Zendesk Inc.	3,352,775	483,940
	Entegris Inc.	3,830,931	471,090
*	ON Semiconductor Corp.	12,029,499	460,489
	Monolithic Power Systems Inc.	1,224,897	457,438
*	Zscaler Inc.	2,109,484	455,775
	SS&C Technologies Holdings Inc.	6,144,217	442,752
*	Nuance Communications Inc.	8,085,086	440,152
*	Unity Software Inc.	3,944,726	433,249
	NortonLifeLock Inc.	15,568,820	423,783
56

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	PTC Inc.	2,972,891	419,951
*	GoDaddy Inc. Class A	4,741,599	412,329
	Citrix Systems Inc.	3,507,598	411,336
	Leidos Holdings Inc.	3,994,271	403,821
*	Avalara Inc.	2,302,711	372,579
*	Ceridian HCM Holding Inc.	3,797,442	364,251
*,1	VMware Inc. Class A	2,215,945	354,485
*	Five9 Inc.	1,890,942	346,780
*	IAC/InterActiveCorp	2,237,791	345,000
*	Black Knight Inc.	4,205,804	327,969
*	Dynatrace Inc.	5,602,062	327,272
*	Cree Inc.	3,263,747	319,619
*	F5 Networks Inc.	1,684,720	314,470
[1]	Bentley Systems Inc. Class B	4,488,497	290,765
*	Proofpoint Inc.	1,620,976	281,661
*	DXC Technology Co.	7,194,566	280,156
*	Guidewire Software Inc.	2,367,327	266,845
	Universal Display Corp.	1,199,379	266,658
*	Aspen Technology Inc.	1,922,326	264,397
*	Manhattan Associates Inc.	1,798,187	260,449
*	Dropbox Inc. Class A	8,545,869	259,025
*	Elastic NV	1,776,585	258,955
*	Smartsheet Inc. Class A	3,336,807	241,318
*	Arrow Electronics Inc.	2,095,167	238,493
	Jabil Inc.	3,786,073	220,047
*	Lattice Semiconductor Corp.	3,862,485	216,994
	Vertiv Holdings Co. Class A	7,933,094	216,573
*	II-VI Inc.	2,965,345	215,254
*	Nutanix Inc. Class A	5,457,091	208,570
*	IPG Photonics Corp.	984,655	207,536
	Brooks Automation Inc.	2,101,297	200,212
*	Anaplan Inc.	3,670,753	195,651
*	Silicon Laboratories Inc.	1,254,731	192,288
*	Concentrix Corp.	1,177,551	189,350
*	Upwork Inc.	3,203,491	186,731
	Dolby Laboratories Inc. Class A	1,844,549	181,301
*	Vimeo Inc.	3,681,134	180,376
*	Digital Turbine Inc.	2,274,808	172,954
	CDK Global Inc.	3,443,174	171,091
*	CACI International Inc. Class A	665,367	169,748
*	NCR Corp.	3,688,929	168,252
*	J2 Global Inc.	1,212,606	166,794
*	Blackline Inc.	1,479,295	164,601
*	Varonis Systems Inc. Class B	2,839,213	163,595
*,1	Fastly Inc. Class A	2,691,358	160,405
	Pegasystems Inc.	1,149,793	160,040
*	Change Healthcare Inc.	6,895,751	158,878
*	Synaptics Inc.	991,825	154,308
*	Q2 Holdings Inc.	1,502,410	154,117
*,1	Appian Corp.	1,114,253	153,488
*	Pure Storage Inc. Class A	7,581,579	148,068
*	Teradata Corp.	2,936,333	146,729
*	Everbridge Inc.	1,061,848	144,496
*	Alteryx Inc. Class A	1,679,248	144,449
*	ZoomInfo Technologies Inc. Class A	2,765,916	144,298
	Science Applications International Corp.	1,638,926	143,783
	SYNNEX Corp.	1,172,205	142,728
	National Instruments Corp.	3,346,401	141,486
*	Rapid7 Inc.	1,474,580	139,540
*	Cirrus Logic Inc.	1,627,897	138,567
*	3D Systems Corp.	3,355,214	134,108
57

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Power Integrations Inc.	1,611,956	132,277
*	FireEye Inc.	6,387,916	129,164
*,1	Vroom Inc.	3,080,293	128,941
*	Novanta Inc.	948,936	127,879
*	Semtech Corp.	1,845,774	126,989
*	Sailpoint Technologies Holdings Inc.	2,470,143	126,150
	CMC Materials Inc.	828,670	124,914
	Advanced Energy Industries Inc.	1,088,455	122,680
*	Asana Inc. Class A	1,948,258	120,850
*	Workiva Inc. Class A	1,069,055	119,018
*	Magnite Inc.	3,457,389	116,998
*	Cerence Inc.	1,068,380	114,007
	Avnet Inc.	2,809,276	112,596
*	Schrodinger Inc.	1,471,665	111,273
*	LivePerson Inc.	1,749,732	110,653
*	Envestnet Inc.	1,452,851	110,213
*,1	MicroStrategy Inc. Class A	164,781	109,497
*	New Relic Inc.	1,611,649	107,932
*	Alarm.com Holdings Inc.	1,265,722	107,207
*	Rogers Corp.	531,651	106,756
*,1	Box Inc. Class A	4,120,640	105,282
*	Blackbaud Inc.	1,373,326	105,156
*	Dun & Bradstreet Holdings Inc.	4,884,121	104,374
*	Ambarella Inc.	970,573	103,492
	Xerox Holdings Corp.	4,365,744	102,551
*	Fabrinet	1,047,450	100,419
*	SPS Commerce Inc.	1,002,448	100,094
*	Insight Enterprises Inc.	995,031	99,513
*	CommVault Systems Inc.	1,242,070	97,093
*	Onto Innovation Inc.	1,313,941	95,970
*	nCino Inc.	1,595,625	95,610
*	Diodes Inc.	1,196,442	95,440
*	Qualys Inc.	939,003	94,548
*	Cloudera Inc.	5,830,727	92,475
*	Cornerstone OnDemand Inc.	1,767,821	91,184
*	Duck Creek Technologies Inc.	2,053,076	89,329
*,1	Altair Engineering Inc. Class A	1,282,116	88,428
*,1	Bumble Inc. Class A	1,524,732	87,825
*	MACOM Technology Solutions Holdings Inc.	1,350,831	86,561
*	Tenable Holdings Inc.	2,081,993	86,090
	Vishay Intertechnology Inc.	3,774,551	85,116
*	Sprout Social Inc. Class A	942,059	84,239
*	LiveRamp Holdings Inc.	1,791,465	83,930
*	Medallia Inc.	2,446,241	82,561
*	MaxLinear Inc. Class A	1,903,920	80,898
*	FormFactor Inc.	2,205,819	80,424
*,1	PagerDuty Inc.	1,884,569	80,245
*	Yelp Inc. Class A	1,992,740	79,630
*	Covetrus Inc.	2,888,639	77,993
*	Rambus Inc.	3,211,244	76,139
*	Verint Systems Inc.	1,663,783	74,987
*	Perficient Inc.	931,223	74,889
*,1	MicroVision Inc.	4,461,711	74,734
*	Plexus Corp.	815,265	74,523
*	Momentive Global Inc.	3,494,738	73,634
*	Calix Inc.	1,511,882	71,814
*	Allscripts Healthcare Solutions Inc.	3,810,146	70,526
*	BigCommerce Holdings Inc.	1,072,785	69,645
*,1	AppLovin Corp. Class A	915,121	68,790
*	Sanmina Corp.	1,742,230	67,877
*	Cargurus Inc. Class A	2,521,836	66,148
58

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Xperi Holding Corp.	2,960,437	65,840
	Shutterstock Inc.	669,260	65,701
*	Appfolio Inc. Class A	453,029	63,968
*	Ultra Clean Holdings Inc.	1,173,838	63,059
	Switch Inc. Class A	2,930,902	61,871
*	Domo Inc. Class B	757,961	61,266
*	Avaya Holdings Corp.	2,274,323	61,179
*,1	Skillz Inc. Class A	2,776,082	60,296
*,1	JFrog Ltd.	1,317,742	59,984
	Progress Software Corp.	1,240,529	57,374
*	NetScout Systems Inc.	1,968,073	56,169
*	TechTarget Inc.	710,164	55,031
*	PROS Holdings Inc.	1,124,715	51,253
*	Zuora Inc. Class A	2,969,677	51,227
*,1	C3.ai Inc. Class A	818,696	51,193
*	Jamf Holding Corp.	1,506,490	50,573
	Methode Electronics Inc.	1,019,595	50,174
*	Sumo Logic Inc.	2,395,290	49,463
*	PAR Technology Corp.	694,942	48,604
*	Cohu Inc.	1,294,764	47,634
*	Bottomline Technologies DE Inc.	1,273,748	47,231
*	Bandwidth Inc. Class A	341,654	47,121
	McAfee Corp. Class A	1,629,137	45,648
*	Unisys Corp.	1,789,046	45,281
*	Allegro MicroSystems Inc.	1,595,198	44,187
*	Yext Inc.	3,013,825	43,068
*	Super Micro Computer Inc.	1,216,725	42,804
*	Ichor Holdings Ltd.	791,067	42,559
*	Porch Group Inc.	2,169,250	41,953
*	nLight Inc.	1,142,282	41,442
	Pitney Bowes Inc.	4,714,393	41,345
	CSG Systems International Inc.	872,359	41,158
	Amkor Technology Inc.	1,729,958	40,948
*	TTM Technologies Inc.	2,846,038	40,698
*	Eventbrite Inc. Class A	2,106,039	40,015
*	SiTime Corp.	315,748	39,971
*,1	E2open Parent Holdings Inc.	3,418,769	39,042
*	Avid Technology Inc.	954,875	37,383
*	SolarWinds Corp.	2,192,419	37,030
*	Axcelis Technologies Inc.	897,611	36,281
*,1	Squarespace Inc. Class A	599,689	35,628
*	ACM Research Inc. Class A	337,471	34,496
*,1	Ouster Inc.	2,750,113	34,349
*	ePlus Inc.	373,799	32,405
*	Ping Identity Holding Corp.	1,403,252	32,134
*	Model N Inc.	936,752	32,102
*	Veeco Instruments Inc.	1,331,241	32,003
*	Telos Corp.	940,285	31,979
*,1	Aeva Technologies Inc.	2,970,405	31,397
	CTS Corp.	839,081	31,180
*	Agilysys Inc.	543,003	30,881
*	Upland Software Inc.	719,180	29,609
*	Qualtrics International Inc. Class A	763,427	29,201
*	Olo Inc. Class A	772,525	28,885
*	Groupon Inc. Class A	664,728	28,690
*	CEVA Inc.	606,098	28,668
*	Confluent Inc. Class A	599,760	28,489
*	Parsons Corp.	712,042	28,026
	Benchmark Electronics Inc.	972,002	27,663
*	Diebold Nixdorf Inc.	2,099,260	26,954
	QAD Inc. Class A	304,433	26,492
59

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Impinj Inc.	507,505	26,182
*	MediaAlpha Inc. Class A	598,207	25,185
*	DigitalOcean Holdings Inc.	445,307	24,755
*	OneSpan Inc.	952,512	24,327
	Ebix Inc.	701,777	23,790
*	Rackspace Technology Inc.	1,181,522	23,170
	Simulations Plus Inc.	417,485	22,924
*	Mitek Systems Inc.	1,169,207	22,519
*	Photronics Inc.	1,699,445	22,450
*	SMART Global Holdings Inc.	466,081	22,223
*,1	Tucows Inc. Class A	258,384	20,753
*	ScanSource Inc.	723,722	20,358
	American Software Inc. Class A	914,539	20,083
*	ChannelAdvisor Corp.	805,574	19,745
*	Datto Holding Corp.	667,614	18,586
*,1	Kopin Corp.	2,189,355	17,909
*	Alpha & Omega Semiconductor Ltd.	577,335	17,545
*	A10 Networks Inc.	1,543,666	17,382
*	PDF Solutions Inc.	900,467	16,370
*	DSP Group Inc.	1,036,040	15,333
*,1	Cleanspark Inc.	909,635	15,136
*,1	Digimarc Corp.	451,101	15,112
*	Brightcove Inc.	1,042,619	14,962
*	Kimball Electronics Inc.	672,634	14,623
*	Veritone Inc.	738,719	14,560
*	EverQuote Inc. Class A	438,012	14,314
	PC Connection Inc.	305,710	14,145
*	NeoPhotonics Corp.	1,382,329	14,114
*,1	ON24 Inc.	390,718	13,863
*	TrueCar Inc.	2,392,334	13,517
*	Zix Corp.	1,806,899	12,739
	Hackett Group Inc.	697,821	12,575
*	AXT Inc.	1,143,587	12,557
	NVE Corp.	166,706	12,345
*,1	Atomera Inc.	552,359	11,843
*,1	Limelight Networks Inc.	3,637,574	11,458
*	Benefitfocus Inc.	812,292	11,453
*	Sciplay Corp. Class A	651,538	11,044
*	Quantum Corp.	1,583,746	10,912
*	Grid Dynamics Holdings Inc.	699,374	10,512
*	Identiv Inc.	610,174	10,373
*,1	Sprinklr Inc. Class A	469,473	9,666
*	comScore Inc.	1,924,741	9,624
*	GTY Technology Holdings Inc.	1,348,521	9,588
*	Vertex Inc. Class A	433,630	9,514
*	Viant Technology Inc. Class A	303,752	9,046
*	EMCORE Corp.	977,425	9,012
*,1	Intelligent Systems Corp.	284,013	8,935
*	Smith Micro Software Inc.	1,693,261	8,839
*	CyberOptics Corp.	213,711	8,754
*,1	VirnetX Holding Corp.	1,884,231	8,046
*,1	KnowBe4 Inc. Class A	238,915	7,471
*	eGain Corp.	632,016	7,256
*	Daktronics Inc.	1,075,036	7,084
*,1	SEMrush Holdings Inc. Class A	300,070	6,908
*	Synchronoss Technologies Inc.	1,883,353	6,761
*,1	Immersion Corp.	734,828	6,444
*,1	eMagin Corp.	1,839,285	6,401
*	SkyWater Technology Inc.	217,255	6,224
*	SharpSpring Inc.	359,795	6,077
*	Zedge Inc. Class B	321,932	5,927
60

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	PubMatic Inc. Class A	151,639	5,925
	QAD Inc. Class B	65,999	5,690
*	Rimini Street Inc.	899,454	5,541
*,1	Nuvve Holding Corp.	393,100	5,433
*,1	Zeta Global Holdings Corp. Class A	634,339	5,328
*	Asure Software Inc.	598,459	5,308
*	inTEST Corp.	298,801	5,011
*,1	Red Violet Inc.	209,306	4,923
*,1	Waitr Holdings Inc.	2,726,520	4,853
*,1	UiPath Inc. Class A	70,500	4,789
*,1	Remark Holdings Inc.	2,572,778	4,785
*	Innodata Inc.	680,970	4,767
*	Pixelworks Inc.	1,359,763	4,637
*	Intevac Inc.	684,708	4,615
*,1	Cinedigm Corp. Class A	3,539,726	4,566
*,1	XpresSpa Group Inc.	2,889,048	4,449
*	Computer Task Group Inc.	451,316	4,364
*,1	Intellicheck Inc.	492,902	4,126
*	Issuer Direct Corp.	136,279	3,696
*	AstroNova Inc.	263,668	3,670
*	SecureWorks Corp. Class A	196,945	3,649
*,1	Intrusion Inc.	234,463	3,613
*,1	Flux Power Holdings Inc.	305,717	3,555
*,1	Super League Gaming Inc.	623,033	3,358
*,1	Verb Technology Co. Inc.	1,623,673	3,329
*	TransAct Technologies Inc.	233,313	3,203
*	IEC Electronics Corp.	304,152	3,197
*,1	Inpixon	2,720,300	3,183
*	Everspin Technologies Inc.	486,438	3,128
*	Amtech Systems Inc.	316,298	3,049
*,1	Boxlight Corp. Class A	1,247,688	3,007
*	Park City Group Inc.	516,204	2,844
*,1	AudioEye Inc.	162,265	2,724
*	GSI Technology Inc.	478,006	2,686
*,1	Exela Technologies Inc.	1,122,448	2,683
*,1	Alfi Inc.	173,060	2,547
	Richardson Electronics Ltd.	298,391	2,480
*,1	Inuvo Inc.	2,561,715	2,472
*	Steel Connect Inc.	1,194,100	2,388
*,1	Support.com Inc.	596,136	2,301
*	QuickLogic Corp.	305,090	2,206
*,1	Akerna Corp.	546,588	2,203
	ARC Document Solutions Inc.	1,009,239	2,170
*,1	Kubient Inc.	377,300	2,154
*,1	Research Frontiers Inc.	819,079	1,941
*	Aehr Test Systems	680,666	1,879
*,1	Phunware Inc.	1,312,927	1,825
*	WidePoint Corp.	231,279	1,679
*	Qumu Corp.	572,726	1,649
*,1	One Stop Systems Inc.	284,266	1,646
*	Key Tronic Corp.	243,876	1,590
*	RealNetworks Inc.	674,521	1,572
*	Mastech Digital Inc.	104,493	1,562
*	NetSol Technologies Inc.	324,689	1,529
*,1	Net Element Inc.	117,351	1,516
*	Aware Inc.	391,427	1,452
*	SentinelOne Inc. Class A	33,945	1,443
*	SeaChange International Inc.	1,081,301	1,395
*	CSP Inc.	129,730	1,388
*	Clear Secure Inc. Class A	33,944	1,358
*	Data I/O Corp.	180,694	1,231
61

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	SilverSun Technologies Inc.	99,500	1,211
*	Oblong Inc.	343,997	1,170
*,1	NXT-ID Inc.	1,249,652	1,112
*	Summit Wireless Technologies Inc.	242,544	973
*	GSE Systems Inc.	541,861	970
*	Streamline Health Solutions Inc.	531,889	941
*	RCM Technologies Inc.	227,498	937
*	Rubicon Technology Inc.	96,189	920
*	BSQUARE Corp.	183,538	875
*,1	Bridgeline Digital Inc.	200,570	862
*	Intapp Inc.	30,190	845
*	1stdibs.com Inc.	23,986	835
*,1	Creatd Inc.	216,567	812
*	CVD Equipment Corp.	165,351	744
*,1	American Virtual Cloud Technologies Inc.	96,107	579
*	DoubleVerify Holdings Inc.	13,548	574
*	Crown ElectroKinetics Corp.	114,945	486
*	AutoWeb Inc.	111,035	346
*	CynergisTek Inc.	158,445	322
*	Xometry Inc. Class A	3,415	298
*	Evolving Systems Inc.	72,375	177
*	Creative Realities Inc.	66,218	144
*	Procore Technologies Inc.	1,363	129
*	VerifyMe Inc.	28,813	122
*	Alkami Technology Inc.	3,426	122
*,2	Media General Inc. CVR	2,351,648	91
*	Trio-Tech International	15,180	76
*	Duos Technologies Group Inc.	3,933	40
			339,305,053
Telecommunications (2.99%)
	Comcast Corp. Class A	129,505,594	7,384,409
	Verizon Communications Inc.	111,089,097	6,224,322
	AT&T Inc.	201,673,800	5,804,172
	Cisco Systems Inc.	107,124,995	5,677,625
*	Charter Communications Inc. Class A	3,464,242	2,499,277
*	T-Mobile US Inc.	15,850,249	2,295,592
*	Roku Inc. Class A	3,253,524	1,494,181
	Motorola Solutions Inc.	4,793,617	1,039,496
*	Liberty Broadband Corp. Class C	4,599,294	798,713
*	Arista Networks Inc.	1,617,462	586,023
	Lumen Technologies Inc.	31,226,607	424,370
	Cable One Inc.	153,534	293,681
*	DISH Network Corp. Class A	6,941,060	290,136
	Juniper Networks Inc.	9,261,287	253,296
*	Ciena Corp.	4,379,810	249,167
*	Altice USA Inc. Class A	6,199,273	211,643
*	Lumentum Holdings Inc.	2,145,792	176,019
*	Iridium Communications Inc.	3,399,316	135,939
*	CommScope Holding Co. Inc.	5,750,269	122,538
*	Viavi Solutions Inc.	6,492,177	114,652
*,1	fuboTV Inc.	3,373,373	108,319
*	Vonage Holdings Corp.	6,729,941	96,978
*	Viasat Inc.	1,943,195	96,849
	Cogent Communications Holdings Inc.	1,210,123	93,046
*	8x8 Inc.	2,941,731	81,662
	Shenandoah Telecommunications Co.	1,342,730	65,136
	Telephone & Data Systems Inc.	2,841,633	64,391
	InterDigital Inc.	873,175	63,768
*	Liberty Broadband Corp. Class A	371,387	62,456
	Ubiquiti Inc.	177,561	55,433
*	Infinera Corp.	4,904,229	50,023
62

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Plantronics Inc.	1,065,094	44,446
*	Extreme Networks Inc.	3,537,557	39,479
*	Vocera Communications Inc.	918,676	36,609
*,1	Globalstar Inc.	20,230,213	36,010
*	NETGEAR Inc.	814,358	31,206
*	WideOpenWest Inc.	1,467,617	30,394
	ADTRAN Inc.	1,373,007	28,353
*	EchoStar Corp. Class A	1,163,348	28,258
*,1	Inseego Corp.	2,604,798	26,282
*	IDT Corp. Class B	647,863	23,945
*	ORBCOMM Inc.	2,122,194	23,853
*,1	Harmonic Inc.	2,746,462	23,400
*	Cincinnati Bell Inc.	1,412,873	21,787
*	Anterix Inc.	321,151	19,266
*	Consolidated Communications Holdings Inc.	2,143,130	18,838
*,1	Radius Global Infrastructure Inc.	1,245,957	18,066
*	Digi International Inc.	890,569	17,909
	Comtech Telecommunications Corp.	688,350	16,631
*	United States Cellular Corp.	439,353	15,953
*	Cambium Networks Corp.	299,060	14,460
*,1	Akoustis Technologies Inc.	1,345,818	14,414
*,1	Gogo Inc.	1,244,916	14,167
*,1	AST SpaceMobile Inc.	1,092,700	14,140
*	Ribbon Communications Inc.	1,856,481	14,128
	Loral Space & Communications Inc.	349,707	13,586
	ATN International Inc.	297,693	13,542
*	Ooma Inc.	681,601	12,855
*	CalAmp Corp.	979,092	12,454
*	Clearfield Inc.	329,341	12,334
*	DZS Inc.	504,286	10,464
*	Aviat Networks Inc.	292,181	9,575
*	Casa Systems Inc.	833,016	7,389
*	Powerfleet Inc.	958,085	6,898
*	Airgain Inc.	291,217	6,005
*	KVH Industries Inc.	468,681	5,765
*	Hemisphere Media Group Inc. Class A	478,202	5,643
*,1	Applied Optoelectronics Inc.	664,328	5,627
*	Genasys Inc.	938,828	5,145
	Spok Holdings Inc.	533,126	5,129
*	Alaska Communications Systems Group Inc.	1,458,496	4,857
	Bel Fuse Inc. Class B	298,534	4,299
*,1	Resonant Inc.	1,296,092	4,160
*	Lantronix Inc.	748,150	3,860
*	PCTEL Inc.	544,910	3,569
*,1	Vislink Technologies Inc.	1,154,500	3,290
*	Crexendo Inc.	452,233	2,763
*	Franklin Wireless Corp.	244,000	2,238
*	Communications Systems Inc.	278,376	1,999
*,1	GTT Communications Inc.	808,106	1,964
*	TESSCO Technologies Inc.	206,522	1,270
*,1	Sonim Technologies Inc.	1,572,056	877
	Network-1 Technologies Inc.	223,490	729
*	ClearOne Inc.	231,050	633
*	ComSovereign Holding Corp.	262,440	609
*	Reliance Global Group Inc.	159,588	563
*	Optical Cable Corp.	62,844	240
*	ADDvantage Technologies Group Inc.	47,738	126
*,1,2	FTE Networks Inc.	84,180	126
	Bel Fuse Inc. Class A	2,976	43
			37,655,932
63

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Utilities (2.62%)
	NextEra Energy Inc.	55,403,317	4,059,955
	Duke Energy Corp.	21,727,668	2,144,955
	Southern Co.	29,929,320	1,811,023
	Dominion Energy Inc.	22,794,254	1,676,973
	Waste Management Inc.	11,920,485	1,670,179
	Exelon Corp.	27,588,371	1,222,441
	American Electric Power Co. Inc.	14,121,727	1,194,557
	Sempra Energy	8,519,634	1,128,681
	Xcel Energy Inc.	15,211,763	1,002,151
	Waste Connections Inc.	7,392,578	882,896
	Public Service Enterprise Group Inc.	14,294,006	853,924
	WEC Energy Group Inc.	8,926,001	793,968
	American Water Works Co. Inc.	5,132,287	791,039
	Eversource Energy	9,707,264	778,911
	DTE Energy Co.	5,466,481	708,456
	Republic Services Inc.	5,858,669	644,512
	Edison International	10,724,597	620,096
	PPL Corp.	20,653,636	577,682
	Ameren Corp.	7,159,565	573,052
	FirstEnergy Corp.	15,370,568	571,939
	Entergy Corp.	5,672,754	565,574
	AES Corp.	18,824,969	490,767
	CMS Energy Corp.	8,190,302	483,883
	Consolidated Edison Inc.	6,699,557	480,492
*	PG&E Corp.	42,077,242	427,926
	CenterPoint Energy Inc.	16,318,891	400,139
	Alliant Energy Corp.	7,071,171	394,289
	Evergy Inc.	6,416,220	387,732
	Atmos Energy Corp.	3,659,801	351,743
	Essential Utilities Inc.	6,949,596	317,597
*	Sunrun Inc.	5,469,447	305,086
	NRG Energy Inc.	6,920,426	278,893
	UGI Corp.	5,918,399	274,081
	NiSource Inc.	11,101,789	271,994
	Pinnacle West Capital Corp.	3,187,356	261,268
	Vistra Corp.	12,540,681	232,630
	OGE Energy Corp.	5,658,459	190,407
*	Stericycle Inc.	2,592,847	185,518
	IDACORP Inc.	1,430,674	139,491
	National Fuel Gas Co.	2,482,391	129,705
*	Clean Harbors Inc.	1,388,721	129,345
	Hawaiian Electric Industries Inc.	2,936,962	124,175
	PNM Resources Inc.	2,417,396	117,896
	Portland General Electric Co.	2,546,760	117,355
	Black Hills Corp.	1,785,497	117,182
*	Evoqua Water Technologies Corp.	3,401,317	114,896
	ONE Gas Inc.	1,501,912	111,322
	Avangrid Inc.	2,141,911	110,158
	New Jersey Resources Corp.	2,733,134	108,150
	ALLETE Inc.	1,476,721	103,341
	Southwest Gas Holdings Inc.	1,536,428	101,696
	Spire Inc.	1,385,143	100,104
*	Casella Waste Systems Inc. Class A	1,420,520	90,104
*	Sunnova Energy International Inc.	2,368,349	89,192
	Ormat Technologies Inc.	1,268,551	88,202
	NorthWestern Corp.	1,433,144	86,304
	Avista Corp.	1,966,125	83,895
[1]	South Jersey Industries Inc.	3,167,363	82,130
	American States Water Co.	1,031,749	82,086
	California Water Service Group	1,403,378	77,944
64

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
			Shares	Market Value ($000)
		MGE Energy Inc.	1,028,725	76,578
		Covanta Holding Corp.	3,390,911	59,714
		Clearway Energy Inc. Class C	2,122,516	56,204
		Chesapeake Utilities Corp.	461,802	55,569
		SJW Group	826,207	52,299
*		Harsco Corp.	2,233,071	45,599
		Northwest Natural Holding Co.	867,135	45,542
		Middlesex Water Co.	466,350	38,115
*		US Ecology Inc.	907,975	34,067
		Clearway Energy Inc. Class A	1,188,348	29,970
[1]		Unitil Corp.	428,232	22,683
		York Water Co.	379,243	17,180
*,1		Vertex Energy Inc.	1,072,137	14,184
*		Heritage-Crystal Clean Inc.	462,835	13,737
*		Pure Cycle Corp.	939,625	12,986
*,1		Cadiz Inc.	738,482	10,043
		Artesian Resources Corp. Class A	254,078	9,342
[1]		RGC Resources Inc.	293,244	7,393
		Global Water Resources Inc.	413,677	7,066
*,1		Aqua Metals Inc.	1,739,433	5,218
		Genie Energy Ltd. Class B	748,750	4,732
[1]		Spark Energy Inc. Class A	407,350	4,615
*		Sharps Compliance Corp.	381,070	3,925
*		Advanced Emissions Solutions Inc.	446,836	3,311
*		Perma-Fix Environmental Services Inc.	289,060	2,067
*,1		Charah Solutions Inc.	288,382	1,456
*		Quest Resource Holding Corp.	199,411	1,266
*,1		Fuel Tech Inc.	508,510	1,195
*		BioHiTech Global Inc.	611,541	887
				32,949,025
Total Common Stocks (Cost $545,077,856)				1,252,016,681
Preferred Stock (0.00%)
		Air T Funding Pfd., 8.000%, 6/7/24 (Cost $36)	1,727	42
		Coupon
Temporary Cash Investments (0.88%)
Money Market Fund (0.88%)
[7,8]	Vanguard Market Liquidity Fund (Cost $11,135,205)	0.056%	111,359,670	11,135,968
Total Investments (100.40%) (Cost $556,213,097)				1,263,152,691
Other Assets and Liabilities—Net (-0.40%)				(5,078,185)
Net Assets (100%)				1,258,074,506
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,159,744,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $1,377,000, representing 0.0% of net assets.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $82,644,000, representing 0.0% of net assets.
6	“Other” represents securities that are not classified by the fund’s benchmark index.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $6,537,053,000 was received for securities on loan, of which $6,352,245,000 is held in Vanguard Market Liquidity Fund and $184,808,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
65

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA852 082021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard 500 Index Fund, Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

VANGUARD INDEX FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: August 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney, filed herewith.

POWER OF ATTORNEY

Each person whose signature appears below (the “Principals”) hereby constitutes and appoints Anne E. Robinson and Laura J. Merianos, and each of them, with full power to act without the other, as the true and lawful attorney-in-fact and agent, with full and several power of substitution and re-substitution, of such undersigned person with authority to take any appropriate action to execute in the name of and on behalf of such undersigned person, and to file with the U.S. Securities and Exchange Commission (“Commission”), any and all registration statements on Form N-1A (or any successors thereto), any and all amendments (including without limitation pre-effective and post-effective amendments) thereto, any and all applications for exemptive relief from state or federal regulations, and any and all amendments thereto, or any other forms of documents and to perform any and all such acts as such attorney-in-fact and agent may deem necessary or advisable to enable the following named persons that are registered with the Commission (the “Registrants”) to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, and in connection therewith to execute and file all requisite papers and documents, including but not limited to, applications, reports, notices, surety bonds, irrevocable consents and appointments of attorneys for service of process; and granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as the relevant Registrant and undersigned person might or could do herself, himself or itself or in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof:

Vanguard Wellington Fund (2-11444)	Vanguard New York Tax-Free Funds (33-2908)

Vanguard Windsor Funds (2-14336)	Vanguard Pennsylvania Tax-Free Funds (33-2907)

Vanguard World Fund (2-17620)	Vanguard New Jersey Tax-Free Funds (33-17351)

Vanguard Explorer Fund (2-27203)	Vanguard Ohio Tax-Free Funds (33-34261)

Vanguard Morgan Growth Fund (2-29601)	Vanguard Convertible Securities Fund (33-4424)

Vanguard Wellesley Income Fund (2-31333)	Vanguard Quantitative Funds (33-8553)

Vanguard Fixed Income Securities Funds (2-47371)	Vanguard Fenway Funds (33-19446)

Vanguard Money Market Reserves (2-52698)	Vanguard Malvern Funds (33-23444)

Vanguard Index Funds (2-56846)	Vanguard International Equity Index Funds (33-32548)

Vanguard Municipal Bond Funds (2-57689)	Vanguard Variable Insurance Funds (33-32216)

Vanguard Trustees’ Equity Fund (2-65955-99)	Vanguard STAR Funds (2-88373)

Vanguard Specialized Funds (2-88116)	Vanguard Whitehall Funds (33-64845)

Vanguard Chester Funds (2-92948)	Vanguard Tax-Managed Funds (33-53683)

Vanguard California Tax-Free Funds (33-1569)	Vanguard Scottsdale Funds (333-11763)

Vanguard Massachusetts Tax-Exempt Funds (333-63579)	Vanguard Horizon Funds (33-56443)

Vanguard Valley Forge Funds (33-48863)	Vanguard Institutional Index Funds (33-34494)

Vanguard CMT Funds (333-111362)	Vanguard Admiral Funds (33-49023)

Vanguard Montgomery Funds (333-145624)	Vanguard Bond Index Funds (33-6001)

Vanguard Charlotte Funds (333-177613)

This Power of Attorney shall be governed by and interpreted in accordance with the laws of the Commonwealth of Pennsylvania.

The Principals hereby revoke all powers of attorney which they may have heretofore granted regarding the subject matter hereof. All past acts of such attorneys-in-fact and agents in furtherance of the foregoing are hereby ratified and confirmed.

Each of the Principals has executed this Power of Attorney in the capacity and on the date indicated opposite their name. This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

NAME	TITLE	DATE
/s/ Mortimer J. Buckley	Chairman, President and Chief Executive Officer	July 26, 2021
Mortimer J. Buckley

/s/ Emerson U. Fullwood	Trustee	July 26, 2021
Emerson U. Fullwood

/s/ Amy Gutmann	Trustee	July 28, 2021
Amy Gutmann

/s/ F. Joseph Loughrey	Trustee	July 26, 2021
F. Joseph Loughrey

/s/ Mark Loughridge	Trustee	July 26, 2021
Mark Loughridge

/s/ Scott C. Malpass	Trustee	July 27, 2021
Scott C. Malpass

/s/ Deanna Mulligan	Trustee	July 26, 2021
Deanna Mulligan

/s/ André F. Perold	Trustee	July 26, 2021
André F. Perold

/s/ Sarah Bloom Raskin	Trustee	July 29, 2021
Sarah Bloom Raskin

/s/ David Thomas	Trustee	July 26, 2021
David Thomas

/s/ Peter F. Volanakis	Trustee	July 28, 2021
Peter F. Volanakis

/s/ John Bendl	Chief Financial Officer and Principal Accounting Officer	July 26, 2021
John Bendl

PROPOSED RESOLUTION APPROVAL OF A POWER OF ATTORNEY

RESOLVED, that the proposed Power of Attorney, in substantially the form presented, constituting and appointing Anne E. Robinson and Laura J. Merianos (each with full power to act alone) as attorneys-in-fact and agents for (i) each of the Directors, Trustees, principal executive officer and principal financial and accounting officer of the investment companies that are listed in the proposed Power of Attorney (each of such investment companies, a “Vanguard Company”); and (ii) each of the Vanguard Companies, for the purpose of executing and filing for and on behalf of the Vanguard Companies all requisite papers and documents (including registration statements and pre- and post-effective amendments thereto) with the U.S. Securities and Exchange Commission and the offices of the securities administrators of the states and similar jurisdictions of the United States to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, is hereby approved and may be executed by each designated Director/Trustee, officer and Vanguard Company.